UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 – April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,289.60	0.15%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,303.10	0.14%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,429.60	0.24%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,644.20	0.44%	$2.88
Class R2 Shares	$1,000.00	$1,642.90	0.59%	$3.87
Institutional Class Shares	$1,000.00	$1,645.40	0.34%	$2.23
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.61	0.44%	$2.21
Class R2 Shares	$1,000.00	$1,021.87	0.59%	$2.96
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,651.10	0.46%	$3.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,346.30	0.16%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,368.80	0.19%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,475.00	0.30%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,511.60	0.34%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,556.50	0.48%	$3.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.41	0.48%	$2.41
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,252.20	0.23%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,313.40	0.18%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Corporate	27.9%
Government	24.9%
Foreign Corporate	20.4%
Foreign Government	19.8%
Supranational	7.0%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	10.5%
Consumer Discretionary	12.1%
Consumer Staples	6.3%
Energy	2.8%
Financials	12.1%
Health Care	13.2%
Industrials	11.9%
Information Technology	24.8%
Materials	4.0%
Real Estate	0.2%
Utilities	2.1%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.8%
Consumer Discretionary	13.2%
Consumer Staples	5.9%
Energy	2.9%
Financials	14.0%
Health Care	11.9%
Industrials	13.1%
Information Technology	23.1%
Materials	4.4%
Real Estate	0.3%
Utilities	2.4%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.8%
Consumer Discretionary	15.4%
Consumer Staples	4.1%
Energy	3.2%
Financials	21.0%
Health Care	10.3%
Industrials	21.4%
Information Technology	12.3%
Materials	6.1%
Real Estate	0.6%
Utilities	2.8%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.8%
Consumer Discretionary	14.9%
Consumer Staples	4.7%
Energy	5.4%
Financials	27.6%
Health Care	4.4%
Industrials	21.2%
Information Technology	8.7%
Materials	9.2%
Real Estate	0.8%
Utilities	0.3%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.4%
Consumer Discretionary	12.9%
Consumer Staples	5.7%
Energy	2.8%
Financials	14.9%
Health Care	11.9%
Industrials	14.8%
Information Technology	22.7%
Materials	4.8%
Real Estate	0.3%
Utilities	1.8%

100.0%

U.S. Micro Cap Portfolio
Communication Services	3.1%
Consumer Discretionary	14.8%
Consumer Staples	3.9%
Energy	4.7%
Financials	22.1%
Health Care	11.8%
Industrials	19.9%
Information Technology	11.4%
Materials	5.7%
Real Estate	1.0%
Utilities	1.6%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.8%
Consumer Discretionary	14.5%
Consumer Staples	4.5%
Energy	6.7%
Financials	29.0%
Health Care	3.4%
Industrials	22.0%
Information Technology	7.7%
Materials	8.3%
Real Estate	0.6%
Utilities	0.5%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.6%
Consumer Discretionary	13.4%
Consumer Staples	4.8%
Energy	4.5%
Financials	22.3%
Health Care	9.7%
Industrials	18.5%
Information Technology	11.8%
Materials	6.7%
Real Estate	0.6%
Utilities	1.1%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	3.5%
Consumer Discretionary	16.4%
Consumer Staples	10.8%
Energy	0.4%
Financials	2.9%
Health Care	12.9%
Industrials	13.5%
Information Technology	37.6%
Materials	1.9%
Utilities	0.1%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^		Value†
	(000)
BONDS — (74.7%)
CANADA — (20.5%)
Alberta, Province of Canada
1.000%, 11/15/21	GBP	3,670	$5,088,725
Bank of Montreal
1.610%, 10/28/21	CAD	5,000	4,094,577
0.250%, 11/17/21	EUR	2,494	3,010,626
Bank of Montreal, Floating Rate Note
(r) 3M EURIBOR + 0.500%, FRN,
0.000%, 09/28/21	EUR	406	489,136
(r) 3M EURIBOR + 0.500%, FRN,
0.000%, 03/14/22	EUR	2,000	2,414,358
Bank of Nova Scotia (The)
1.900%, 12/02/21	CAD	14,000	11,498,076
Export Development Canada, Floating Rate Note, 3M GBP LIBOR + 0.080%, FRN
(r) 0.136%, 11/15/21	GBP	2,500	3,452,237
National Bank of Canada
2.100%, 02/01/23		1,000	1,028,315
Province of Manitoba Canada
0.750%, 12/15/21	GBP	2,500	3,462,747
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.150%, FRN
(r) 0.585%, 06/27/22	CAD	16,500	13,484,990
Province of Quebec Canada
2.250%, 02/22/24	CAD	7,000	5,955,595
PSP Capital, Inc.
2.090%, 11/22/23	CAD	2,500	2,110,747
Royal Bank of Canada
1.583%, 09/13/21	CAD	12,500	10,218,444
2.333%, 12/05/23	CAD	2,000	1,690,502
Suncor Energy, Inc.
2.800%, 05/15/23		2,000	2,085,762
Toronto-Dominion Bank (The) 2.850%, 03/08/24	CAD	14,500	12,418,814

TOTAL CANADA			82,503,651

DENMARK — (0.8%)
Danske Bank A.S.
Ω 2.700%,03/02/22		3,000	3,058,434

	Face Amount^		Value†
	(000)
FRANCE — (3.4%)
BNP Paribas SA
Ω 2.950%, 05/23/22		500	$513,630
BPCE SA
Ω 3.000%, 05/22/22		4,000	4,111,228
Caisse d’Amortissement de la Dette Sociale 3.375%, 03/20/24		7,000	7,588,211
Credit Agricole SA
Ω 3.375%, 01/10/22		405	413,395
Sanofi
0.000%, 03/21/22	EUR	1,000	1,206,119

TOTAL FRANCE			13,832,583

GERMANY — (4.7%)
Daimler Finance North America LLC
Ω 2.550%, 08/15/22		1,750	1,796,509
Deutsche Bahn Finance GMBH
0.000%, 07/19/21	EUR	400	481,293
Deutsche Bank AG
4.250%, 10/14/21		300	305,076
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	104,000	12,626,780
Siemens Financieringsmaatschappij NV
2.900%, 05/27/22		500	514,078
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		3,000	3,057,480

TOTAL GERMANY			18,781,216

JAPAN — (1.6%)
Mitsubishi UFJ Financial Group, Inc.
2.190%, 09/13/21		500	503,447
2.998%, 02/22/22		500	510,759
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r) 0.826%, 07/26/21		465	465,620
Mizuho Financial Group, Inc. 2.601%, 09/11/22		3,000	3,091,574

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.324%, 09/13/21		800	$803,279
Sumitomo Mitsui Financial Group, Inc.
3.102%, 01/17/23		500	523,130
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.330%, 10/19/21		381	382,854
Toyota Motor Credit Corp.
0.750%, 07/21/22	EUR	210	255,808

TOTAL JAPAN			6,536,471

NETHERLANDS — (0.6%)
Shell International Finance BV
1.250%, 03/15/22	EUR	2,000	2,438,860

NORWAY — (3.1%)
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	99,000	12,669,003

SINGAPORE — (3.1%)
Singapore Government Bond
2.000%, 02/01/24	SGD	15,200	11,868,736
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	500	603,968

TOTAL SINGAPORE			12,472,704

SPAIN — (0.6%)
Santander Holdings USA, Inc.
3.400%, 01/18/23		1,500	1,564,391
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		800	805,280

TOTAL SPAIN			2,369,671

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.9%)
European Investment Bank
1.500%, 01/26/24	NOK	104,720	12,778,255
International Bank for Reconstruction & Development
2.500%, 01/24/24	NZD	16,000	12,001,113

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
1.875%, 04/10/24	NOK	25,000	$3,079,950

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			27,859,318

SWITZERLAND — (1.8%)
Nestle Finance International, Ltd.
0.750%, 11/08/21	EUR	2,827	3,419,424
1.750%, 09/12/22	EUR	2,000	2,474,687
Novartis Finance SA
0.750%, 11/09/21	EUR	1,000	1,209,403

TOTAL SWITZERLAND			7,103,514

UNITED KINGDOM — (2.3%)
Barclays P.L.C.
3.200%, 08/10/21		3,000	3,023,490
BP Capital Markets P.L.C., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.060%, 09/16/21		500	501,578
CNH Industrial Capital LLC
3.875%, 10/15/21		480	486,958
4.375%, 04/05/22		1,540	1,592,536
1.950%, 07/02/23		1,094	1,124,645
HSBC Holdings P.L.C.
3.600%, 05/25/23		200	212,986
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r) 1.848%, 05/25/21		2,170	2,172,127

TOTAL UNITED KINGDOM			9,114,320

UNITED STATES — (25.3%)
AbbVie, Inc.
2.900%, 11/06/22		2,000	2,074,273
Aetna, Inc.
2.750%, 11/15/22		221	227,367
Air Lease Corp.
2.250%, 01/15/23		1,610	1,651,658
Altria Group, Inc.
4.750%, 05/05/21		635	635,075
American Express Co.
2.500%, 08/01/22		2,231	2,287,797
Aon Corp.
2.200%, 11/15/22		3,000	3,080,098
Apple, Inc.
1.000%, 11/10/22	EUR	4,000	4,908,526

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Bank of America Corp.
3.300%, 01/11/23	3,000	$3,151,646
Booking Holdings, Inc.
# 2.750%, 03/15/23	2,000	2,084,656
Boston Scientific Corp.
# 3.375%, 05/15/22	733	754,544
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	200	205,971
Capital One Financial Corp.
3.200%, 01/30/23	2,000	2,094,379
Cigna Corp.
3.750%, 07/15/23	1,082	1,155,328
Citizens Bank NA
2.650%, 05/26/22	1,000	1,022,781
Constellation Brands, Inc.
2.700%, 05/09/22	1,550	1,582,334
3.200%, 02/15/23	1,500	1,567,738
Dollar Tree, Inc.
3.700%, 05/15/23	2,689	2,853,870
DuPont de Nemours, Inc.
2.169%, 05/01/23	3,400	3,412,496
Eastern Energy Gas, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r) 0.784%, 06/15/21	3,000	3,001,836
Eastman Chemical Co.
3.500%, 12/01/21	200	203,627
eBay, Inc.
2.750%, 01/30/23	2,400	2,494,050
EOG Resources, Inc.
2.625%, 03/15/23	2,000	2,072,015
FedEx Corp.
2.625%, 08/01/22	2,500	2,568,397
General Motors Financial Co., Inc.
3.550%, 07/08/22	837	865,498
Global Payments, Inc.
3.750%, 06/01/23	1,000	1,058,513
4.000%, 06/01/23	1,500	1,601,658
Goldman Sachs Group, Inc. (The)
3.625%, 01/22/23	2,000	2,111,566
3.200%, 02/23/23	1,500	1,573,140
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22	707	733,381
Kroger Co. (The)
2.800%, 08/01/22	1,500	1,543,886
Laboratory Corp. of America Holdings
3.750%, 08/23/22	3,000	3,101,486
Marathon Petroleum Corp.
4.500%, 05/01/23	2,500	2,678,285

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Merck & Co., Inc.
1.125%, 10/15/21	EUR	1,700	$2,049,935
Micron Technology, Inc.
2.497%, 04/24/23		1,650	1,709,540
Morgan Stanley
3.125%, 01/23/23		3,100	3,245,421
Mylan, Inc.
Ω 3.125%, 01/15/23		2,650	2,756,291
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		2,000	2,063,711
Oracle Corp.
2.500%, 10/15/22		2,500	2,580,442
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 4.125%, 08/01/23		578	620,570
Phillips 66
4.300%, 04/01/22		315	326,162
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,500	1,825,715
Ryder System, Inc.
2.875%, 06/01/22		1,984	2,032,968
Southwest Airlines Co.
4.750%, 05/04/23		3,000	3,244,611
Sysco Corp.
2.600%, 06/12/22		500	511,711
Valero Energy Corp.
2.700%, 04/15/23		2,500	2,599,242
VF Corp.
2.050%, 04/23/22		3,500	3,556,578
VMware, Inc.
2.950%, 08/21/22		2,764	2,846,800
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		2,500	2,524,882
Waste Management, Inc.
2.400%, 05/15/23		900	934,204
Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r) 1.201%, 07/26/21		2,272	2,276,917
Williams Cos., Inc. (The)
3.700%, 01/15/23		3,000	3,135,722
Zoetis, Inc., Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.622%, 08/20/21		331	331,313

TOTAL UNITED STATES			101,530,610

TOTAL BONDS			300,270,355

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (24.8%)
U.S. Treasury Bonds
8.125%, 05/15/21	14,900	$14,939,925
U.S. Treasury Notes
« 1.875%, 02/28/22	24,500	24,867,500
0.250%, 03/15/24	5,000	4,991,406
2.125%, 03/31/24	15,000	15,782,227
0.375%, 04/15/24	12,000	12,015,000
U.S. Treasury Notes, Floating Rate Note
(r)« 3M USTMMR + 0.154%, FRN,
0.174%, 01/31/22	9,100	9,109,936
(r) 3M USTMMR + 0.055%, FRN,
0.075%, 10/31/22	13,000	13,006,513
(r) 3M USTMMR + 0.049%, FRN,
0.069%, 01/31/23	5,000	5,001,933

TOTAL U.S. TREASURY OBLIGATIONS		99,714,440

TOTAL INVESTMENT SECURITIES (Cost $391,612,043)		399,984,795

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	157,130	$1,817,997

TOTAL INVESTMENTS — (100.0%) (Cost $393,430,040)		$401,802,792

As of April 30, 2021, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	4,698,246	USD	3,786,585	Citibank, N.A.	05/07/21	$35,786
CAD	5,239,559	USD	4,167,098	HSBC Bank	05/07/21	95,672
USD	3,626,134	NOK	30,034,664	State Street Bank and Trust	05/19/21	17,843
EUR	8,156,446	USD	9,785,870	Citibank, N.A.	05/25/21	24,230
USD	12,200,660	GBP	8,724,316	Citibank, N.A.	06/07/21	151,163
USD	12,300,292	NZD	16,940,896	Citibank, N.A.	06/14/21	179,220

Total Appreciation						$503,914
USD	11,825,735	NZD	16,928,495	Citibank, N.A.	05/03/21	$(288,293)
NZD	16,928,495	USD	12,293,304	Citibank, N.A.	05/03/21	(179,275)
USD	62,880,882	CAD	78,393,520	Bank of America Corp.	05/07/21	(898,058)
USD	3,359,959	CAD	4,219,571	Citibank, N.A.	05/07/21	(72,975)
USD	2,513,526	CAD	3,174,812	HSBC Bank	05/07/21	(69,419)
USD	34,433,702	NOK	294,932,542	Citibank, N.A.	05/19/21	(998,766)
USD	2,349,640	NOK	20,019,745	HSBC Bank	05/19/21	(55,482)
USD	36,099,307	EUR	30,550,561	State Street Bank and Trust	05/25/21	(645,139)

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 11,880,989	SGD	15,889,670	Citibank, N.A.	05/27/21	$(58,441)

Total (Depreciation)					$(3,265,848)

Total Appreciation (Depreciation)					$(2,761,934)

As of April 30, 2021, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,950	06/18/21	$377,821,044	$407,004,000	$29,182,956

Total Futures Contracts			$377,821,044	$407,004,000	$29,182,956

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Canada	—	$82,503,651	—	$82,503,651
Denmark	—	3,058,434	—	3,058,434
France	—	13,832,583	—	13,832,583
Germany	—	18,781,216	—	18,781,216
Japan	—	6,536,471	—	6,536,471
Netherlands	—	2,438,860	—	2,438,860
Norway	—	12,669,003	—	12,669,003
Singapore	—	12,472,704	—	12,472,704
Spain	—	2,369,671	—	2,369,671
Supranational Organization Obligations	—	27,859,318	—	27,859,318
Switzerland	—	7,103,514	—	7,103,514
United Kingdom	—	9,114,320	—	9,114,320
United States	—	101,530,610	—	101,530,610
U.S. Treasury Obligations	—	99,714,440	—	99,714,440
Securities Lending Collateral	—	1,817,997	—	1,817,997
Forward Currency Contracts**	—	(2,761,934)	—	(2,761,934)
Futures Contracts**	$29,182,956	—	—	29,182,956

TOTAL	$29,182,956	$399,040,858	—	$428,223,814

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (10.3%)
* Alphabet, Inc., Class A	12,394	$29,169,279	1.4%
* Alphabet, Inc., Class C	12,311	29,670,987	1.4%
AT&T, Inc.	378,742	11,896,286	0.6%
Comcast Corp., Class A	283,704	15,929,980	0.8%
* Facebook, Inc., Class A	116,865	37,990,474	1.8%
* Netflix, Inc.	18,989	9,750,282	0.5%
Verizon Communications, Inc.	330,179	19,081,044	0.9%
* Walt Disney Co. (The)	67,964	12,642,663	0.6%
Other Securities		55,370,867	2.5%

TOTAL COMMUNICATION SERVICES		221,501,862	10.5%

CONSUMER DISCRETIONARY — (11.9%)
* Amazon.com, Inc.	19,164	66,449,637	3.1%
Home Depot, Inc. (The)	45,151	14,614,024	0.7%
Lowe’s Cos., Inc.	42,148	8,271,545	0.4%
McDonald’s Corp.	32,308	7,627,273	0.4%
#* Tesla, Inc.	26,426	18,747,661	0.9%
Other Securities		140,237,362	6.6%

TOTAL CONSUMER DISCRETIONARY		255,947,502	12.1%

CONSUMER STAPLES — (6.2%)
Coca-Cola Co. (The)	204,227	11,024,173	0.5%
Costco Wholesale Corp.	22,042	8,201,608	0.4%
PepsiCo, Inc.	76,559	11,036,745	0.5%
Procter & Gamble Co. (The)	124,470	16,606,787	0.8%
Walmart, Inc.	79,532	11,127,322	0.5%
Other Securities		74,226,065	3.5%

TOTAL CONSUMER STAPLES		132,222,700	6.2%

ENERGY — (2.7%)
Exxon Mobil Corp.	157,133	8,994,293	0.4%
Other Securities		49,223,562	2.3%

TOTAL ENERGY		58,217,855	2.7%

FINANCIALS — (11.8%)
Bank of America Corp.	290,728	11,783,206	0.6%
* Berkshire Hathaway, Inc., Class B	68,126	18,731,244	0.9%
JPMorgan Chase & Co.	150,358	23,126,564	1.1%
Other Securities		200,599,975	9.4%

TOTAL FINANCIALS		254,240,989	12.0%

HEALTH CARE — (13.0%)
Abbott Laboratories	83,517	10,028,721	0.5%
AbbVie, Inc.	93,295	10,402,392	0.5%
Amgen, Inc.	33,467	8,020,032	0.4%
Eli Lilly and Co.	44,466	8,127,051	0.4%
Johnson & Johnson	139,039	22,625,816	1.1%
Merck & Co., Inc.	144,699	10,780,075	0.5%

13

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	298,553	$11,539,073	0.5%
Thermo Fisher Scientific, Inc.	17,848	8,392,665	0.4%
UnitedHealth Group, Inc.	51,981	20,730,023	1.0%
Other Securities		167,872,654	7.9%

TOTAL HEALTH CARE		278,518,502	13.2%

INDUSTRIALS — (11.7%)
Caterpillar, Inc.	35,902	8,189,605	0.4%
Honeywell International, Inc.	38,172	8,513,883	0.4%
Union Pacific Corp.	42,772	9,499,234	0.4%
United Parcel Service, Inc., Class B	40,059	8,166,428	0.4%
Other Securities		217,721,396	10.3%

TOTAL INDUSTRIALS		252,090,546	11.9%

INFORMATION TECHNOLOGY — (24.4%)
Accenture P.L.C., Class A	39,801	11,541,096	0.6%
* Adobe, Inc.	19,845	10,088,007	0.5%
Apple, Inc.	751,894	98,843,985	4.7%
Broadcom, Inc.	21,823	9,955,653	0.5%
Cisco Systems, Inc.	228,736	11,644,950	0.6%
Intel Corp.	290,833	16,731,623	0.8%
International Business Machines Corp.	63,143	8,958,729	0.4%
Mastercard, Inc., Class A	48,945	18,699,927	0.9%
Microsoft Corp.	316,706	79,866,919	3.8%
NVIDIA Corp.	24,309	14,594,637	0.7%
Oracle Corp.	113,051	8,568,135	0.4%
* PayPal Holdings, Inc.	37,226	9,764,008	0.5%
QUALCOMM, Inc.	65,514	9,093,343	0.4%
Texas Instruments, Inc.	52,110	9,406,376	0.5%
# Visa, Inc., Class A	82,332	19,229,462	0.9%
Other Securities		187,108,534	8.6%

TOTAL INFORMATION TECHNOLOGY		524,095,384	24.8%

MATERIALS — (4.0%)
Other Securities		85,206,677	4.0%

REAL ESTATE — (0.2%)
Other Securities		3,477,267	0.2%

UTILITIES — (2.1%)
Other Securities		44,102,276	2.1%

TOTAL COMMON STOCKS (Cost $1,123,435,912)		2,109,621,560	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	5,447,487	5,447,487	0.3%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	2,766,095	$32,003,715	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,160,885,293)		$2,147,072,762	101.5%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$221,501,862	—	—	$221,501,862
Consumer Discretionary	255,947,502	—	—	255,947,502
Consumer Staples	132,222,700	—	—	132,222,700
Energy	58,217,855	—	—	58,217,855
Financials	254,240,989	—	—	254,240,989
Health Care	278,518,502	—	—	278,518,502
Industrials	252,090,546	—	—	252,090,546
Information Technology	524,095,384	—	—	524,095,384
Materials	85,206,677	—	—	85,206,677
Real Estate	3,477,267	—	—	3,477,267
Utilities	44,102,276	—	—	44,102,276
Temporary Cash Investments	5,447,487	—	—	5,447,487
Securities Lending Collateral	—	$32,003,715	—	32,003,715

TOTAL	$2,115,069,047	$32,003,715	—	$2,147,072,762

See accompanying Notes to Financial Statements.

15

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$24,727,391,203

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,727,391,203

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

16

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.7%)
Interpublic Group of Cos., Inc. (The)	1,500,185	$47,630,874	0.4%
Nexstar Media Group, Inc., Class A	313,260	46,177,657	0.4%
Other Securities		256,341,819	1.9%

TOTAL COMMUNICATION SERVICES		350,150,350	2.7%

CONSUMER DISCRETIONARY — (14.5%)
* AutoNation, Inc.	757,968	77,676,561	0.6%
BorgWarner, Inc.	1,553,610	75,474,374	0.6%
Kohl’s Corp.	1,108,503	65,024,786	0.5%
# Lithia Motors, Inc., Class A	212,195	81,563,514	0.6%
* Mohawk Industries, Inc.	249,324	51,236,082	0.4%
Penske Automotive Group, Inc.	572,667	50,217,169	0.4%
PVH Corp.	489,679	55,421,869	0.4%
# Toll Brothers, Inc.	1,108,343	69,493,106	0.6%
Other Securities		1,365,112,603	10.7%

TOTAL CONSUMER DISCRETIONARY		1,891,220,064	14.8%

CONSUMER STAPLES — (4.5%)
Bunge, Ltd.	649,296	54,813,568	0.4%
* Darling Ingredients, Inc.	1,355,642	94,149,337	0.7%
Ingredion, Inc.	497,000	46,424,770	0.4%
* Post Holdings, Inc.	473,580	53,883,932	0.4%
Other Securities		345,711,246	2.7%

TOTAL CONSUMER STAPLES		594,982,853	4.6%

ENERGY — (5.2%)
Devon Energy Corp.	2,007,547	46,936,449	0.4%
Other Securities		637,654,317	4.9%

TOTAL ENERGY		684,590,766	5.3%

FINANCIALS — (26.8%)
* Athene Holding, Ltd., Class A	1,529,488	91,264,549	0.7%
Bank OZK	1,021,500	41,871,285	0.3%
CIT Group, Inc.	817,220	43,549,654	0.3%
First Horizon Corp.	4,946,751	90,476,076	0.7%
Invesco, Ltd.	3,431,384	92,647,368	0.7%
New York Community Bancorp, Inc.	3,521,917	42,122,127	0.3%
People’s United Financial, Inc.	3,909,142	70,872,744	0.6%
Popular, Inc.	791,403	58,532,166	0.5%
Santander Consumer USA Holdings, Inc.	1,697,389	57,609,383	0.5%
TCF Financial Corp.	999,730	45,507,710	0.4%
Unum Group	1,815,325	51,301,084	0.4%
Valley National Bancorp	3,125,168	43,033,563	0.3%
# Voya Financial, Inc.	859,138	58,266,739	0.5%
Zions Bancorp NA	1,420,758	79,278,296	0.6%
Other Securities		2,637,240,520	20.6%

TOTAL FINANCIALS		3,503,573,264	27.4%

17

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.3%)
* Acadia Healthcare Co., Inc.	849,975	$51,780,477	0.4%
Other Securities		509,499,765	4.0%

TOTAL HEALTH CARE		561,280,242	4.4%

INDUSTRIALS — (20.6%)
AGCO Corp.	409,961	59,821,509	0.5%
Air Lease Corp.	923,338	43,129,118	0.3%
AMERCO	96,508	57,579,568	0.5%
#* Chart Industries, Inc.	268,717	43,164,012	0.3%
Knight-Swift Transportation Holdings, Inc.	1,184,339	55,806,054	0.4%
#* MasTec, Inc.	524,418	54,728,263	0.4%
Snap-on, Inc.	227,575	54,071,820	0.4%
Timken Co. (The)	534,270	44,809,225	0.4%
Other Securities		2,275,300,781	17.8%

TOTAL INDUSTRIALS		2,688,410,350	21.0%

INFORMATION TECHNOLOGY — (8.4%)
Amkor Technology, Inc.	2,212,058	44,727,813	0.4%
* Arrow Electronics, Inc.	713,443	81,382,443	0.6%
* Concentrix Corp.	357,879	55,607,239	0.4%
Jabil, Inc.	1,037,359	54,378,359	0.4%
# SYNNEX Corp.	379,006	45,935,527	0.4%
Other Securities		821,673,470	6.4%

TOTAL INFORMATION TECHNOLOGY		1,103,704,851	8.6%

MATERIALS — (8.9%)
* Alcoa Corp.	1,296,105	47,489,287	0.4%
Huntsman Corp.	1,763,404	50,556,793	0.4%
Olin Corp.	1,301,841	56,018,218	0.4%
Reliance Steel & Aluminum Co.	507,181	81,306,186	0.6%
Steel Dynamics, Inc.	1,365,990	74,063,978	0.6%
Westlake Chemical Corp.	654,441	61,445,465	0.5%
Other Securities		790,220,741	6.2%

TOTAL MATERIALS		1,161,100,668	9.1%

REAL ESTATE — (0.7%)
Other Securities		96,775,189	0.8%

UTILITIES — (0.3%)
Other Securities		42,632,166	0.3%

TOTAL COMMON STOCKS		12,678,420,763	99.0%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		478,129	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,261,581	0.0%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$5,685,808	0.0%

TOTAL PREFERRED STOCKS		7,425,518	0.0%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Security		91,685	0.0%

TOTAL RIGHTS/WARRANTS		91,685	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,996,600,744)		12,685,937,966

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	134,680,963	134,680,963	1.1%

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	22,151,087	256,288,081	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $8,387,542,485)		$13,076,907,010	102.1%

As of April 30, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	542	06/18/21	$108,928,870	$113,126,240	$4,197,370

Total Futures Contracts			$108,928,870	$113,126,240	$4,197,370

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$350,150,350	—	—	$350,150,350
Consumer Discretionary	1,891,135,048	$85,016	—	1,891,220,064
Consumer Staples	594,982,853	—	—	594,982,853
Energy	684,590,766	—	—	684,590,766
Financials	3,503,543,843	29,421	—	3,503,573,264
Health Care	556,362,993	4,917,249	—	561,280,242
Industrials	2,688,410,350	—	—	2,688,410,350
Information Technology	1,103,695,605	9,246	—	1,103,704,851
Materials	1,161,100,668	—	—	1,161,100,668
Real Estate	96,775,189	—	—	96,775,189
Utilities	42,632,166	—	—	42,632,166

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$478,129	—	—	$478,129
Consumer Discretionary	1,261,581	—	—	1,261,581
Industrials	5,685,808	—	—	5,685,808
Rights/Warrants
Health Care	—	$91,685	—	91,685
Temporary Cash Investments	134,680,963	—	—	134,680,963
Securities Lending Collateral	—	256,288,081	—	256,288,081
Futures Contracts**	4,197,370	—	—	4,197,370

TOTAL	$12,819,683,682	$261,420,698	—	$13,081,104,380

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (2.7%)
	Other Securities		$420,664,907	2.7%

CONSUMER DISCRETIONARY — (14.1%)
*	AutoNation, Inc.	885,378	90,733,537	0.6%
*	Century Communities, Inc.	945,118	69,882,025	0.5%
	Foot Locker, Inc.	1,302,002	76,792,078	0.5%
*	Goodyear Tire & Rubber Co. (The)	4,245,691	73,068,342	0.5%
#	Group 1 Automotive, Inc.	418,964	68,777,130	0.4%
*	Marriott Vacations Worldwide Corp.	400,099	71,069,585	0.5%
	MDC Holdings, Inc.	1,617,917	94,907,011	0.6%
*	Meritage Homes Corp.	667,509	71,016,282	0.5%
#	Penske Automotive Group, Inc.	1,071,623	93,970,621	0.6%
*	Taylor Morrison Home Corp.	3,437,477	107,283,657	0.7%
*	Tri Pointe Homes, Inc.	2,911,702	69,356,742	0.5%
	Other Securities		1,317,974,262	8.4%

TOTAL CONSUMER DISCRETIONARY			2,204,831,272	14.3%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	2,096,353	145,591,716	1.0%
	Other Securities		537,434,078	3.4%

TOTAL CONSUMER STAPLES			683,025,794	4.4%

ENERGY — (6.5%)
*	CNX Resources Corp.	5,627,204	75,517,078	0.5%
*	EQT Corp.	5,050,024	96,455,458	0.6%
*	PDC Energy, Inc.	2,059,507	75,192,601	0.5%
	Other Securities		774,036,001	5.0%

TOTAL ENERGY			1,021,201,138	6.6%

FINANCIALS — (28.3%)
	American Equity Investment Life Holding Co.	2,602,302	80,619,316	0.5%
	Associated Banc-Corp	3,749,010	82,065,829	0.5%
	Bank OZK	2,636,689	108,077,882	0.7%
	CNO Financial Group, Inc.	2,807,974	71,687,576	0.5%
	First BanCorp	6,643,241	83,505,539	0.6%
	FNB Corp.	7,028,402	90,596,102	0.6%
#	Fulton Financial Corp.	3,932,692	67,052,399	0.4%
	International Bancshares Corp.	1,431,503	67,838,927	0.4%
	Navient Corp.	4,521,776	76,101,490	0.5%
	Old National Bancorp	4,408,272	83,316,341	0.5%
	Pacific Premier Bancorp, Inc.	1,861,566	81,964,751	0.5%
	Popular, Inc.	1,455,430	107,643,603	0.7%
	Sterling Bancorp	4,072,365	102,338,532	0.7%
	United Bankshares, Inc.	1,878,048	73,750,945	0.5%
	Valley National Bancorp	8,318,429	114,544,767	0.8%
	Washington Federal, Inc.	2,138,889	69,620,837	0.5%
	Other Securities		3,067,076,758	19.8%

TOTAL FINANCIALS			4,427,801,594	28.7%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.3%)
#* Acadia Healthcare Co., Inc.	2,084,783	$127,004,980	0.8%
Other Securities		396,200,302	2.6%

TOTAL HEALTH CARE		523,205,282	3.4%

INDUSTRIALS — (21.4%)
ABM Industries, Inc.	1,326,046	68,172,025	0.4%
Air Lease Corp.	2,052,175	95,857,094	0.6%
* Beacon Roofing Supply, Inc.	1,585,446	89,308,173	0.6%
#* Colfax Corp.	2,249,736	101,665,570	0.7%
# GATX Corp.	861,627	84,189,574	0.6%
ManpowerGroup, Inc.	568,929	68,777,827	0.5%
Regal Beloit Corp.	846,504	122,260,573	0.8%
Triton International, Ltd.	1,663,764	83,471,040	0.5%
* WESCO International, Inc.	830,697	76,191,529	0.5%
Other Securities		2,561,068,422	16.6%

TOTAL INDUSTRIALS		3,350,961,827	21.8%

INFORMATION TECHNOLOGY — (7.5%)
Amkor Technology, Inc.	5,769,168	116,652,577	0.8%
* Insight Enterprises, Inc.	816,580	81,960,135	0.5%
* Sanmina Corp.	1,692,854	69,136,157	0.5%
Vishay Intertechnology, Inc.	3,084,937	75,796,902	0.5%
Other Securities		837,044,533	5.4%

TOTAL INFORMATION TECHNOLOGY		1,180,590,304	7.7%

MATERIALS — (8.0%)
* Alcoa Corp.	3,185,386	116,712,543	0.8%
Commercial Metals Co.	2,935,363	85,771,307	0.6%
Element Solutions, Inc.	6,295,241	137,739,873	0.9%
Olin Corp.	2,788,962	120,009,035	0.8%
Other Securities		801,937,187	5.1%

TOTAL MATERIALS		1,262,169,945	8.2%

REAL ESTATE — (0.6%)
Other Securities		91,554,271	0.6%

UTILITIES — (0.5%)
Other Securities		73,091,202	0.5%

TOTAL COMMON STOCKS		15,239,097,536	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		363,372	0.0%

CONSUMER DISCRETIONARY — (0.1%)
Other Security		12,654,717	0.1%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$10,796,012	0.1%

TOTAL PREFERRED STOCKS		23,814,101	0.2%

TOTAL INVESTMENT SECURITIES (Cost $9,275,416,877)		15,262,911,637

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	120,227,690	120,227,690	0.8%

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	24,637,805	285,059,404	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $9,680,642,939)		$15,668,198,731	101.7%

As of April 30, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	654	06/18/21	$133,038,617	$136,502,880	$3,464,263

Total Futures Contracts			$133,038,617	$136,502,880	$3,464,263

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$420,664,907	—	—	$420,664,907
Consumer Discretionary	2,204,757,953	$73,319	—	2,204,831,272
Consumer Staples	683,025,794	—	—	683,025,794
Energy	1,021,201,138	—	—	1,021,201,138
Financials	4,427,733,824	67,770	—	4,427,801,594
Health Care	520,176,190	3,029,092	—	523,205,282
Industrials	3,350,961,827	—	—	3,350,961,827
Information Technology	1,180,590,304	—	—	1,180,590,304
Materials	1,262,169,945	—	—	1,262,169,945
Real Estate	91,554,271	—	—	91,554,271
Utilities	73,091,202	—	—	73,091,202
Preferred Stocks
Communication Services	363,372	—	—	363,372
Consumer Discretionary	12,654,717	—	—	12,654,717
Industrials	10,796,012	—	—	10,796,012
Temporary Cash Investments	120,227,690	—	—	120,227,690

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$285,059,404	—	$285,059,404
Futures Contracts**	$3,464,263	—	—	3,464,263

TOTAL	$15,383,433,409	$288,229,585	—	$15,671,662,994

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	136,783	$321,918,791	1.0%
* Alphabet, Inc., Class C	134,409	323,941,819	1.0%
AT&T, Inc.	6,999,005	219,838,747	0.7%
Comcast Corp., Class A	3,455,874	194,047,325	0.6%
* Facebook, Inc., Class A	1,282,808	417,015,225	1.3%
Verizon Communications, Inc.	4,556,038	263,293,436	0.8%
* Walt Disney Co. (The)	709,415	131,965,378	0.4%
Other Securities		872,325,335	2.9%

TOTAL COMMUNICATION SERVICES		2,744,346,056	8.7%

CONSUMER DISCRETIONARY — (13.0%)
* Amazon.com, Inc.	234,673	813,709,854	2.6%
Home Depot, Inc. (The)	609,996	197,437,405	0.6%
Lowe’s Cos., Inc.	561,375	110,169,844	0.4%
McDonald’s Corp.	422,272	99,689,974	0.3%
NIKE, Inc., Class B	747,119	99,082,922	0.3%
* Tesla, Inc.	209,330	148,507,075	0.5%
Other Securities		2,661,436,871	8.3%

TOTAL CONSUMER DISCRETIONARY		4,130,033,945	13.0%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co. (The)	2,670,749	144,167,031	0.5%
Costco Wholesale Corp.	266,821	99,281,426	0.3%
PepsiCo, Inc.	1,155,131	166,523,685	0.5%
Procter & Gamble Co. (The)	1,579,025	210,673,516	0.7%
Walmart, Inc.	863,854	120,861,813	0.4%
Other Securities		1,122,852,139	3.5%

TOTAL CONSUMER STAPLES		1,864,359,610	5.9%

ENERGY — (2.8%)
Chevron Corp.	958,805	98,824,031	0.3%
Exxon Mobil Corp.	2,164,089	123,872,454	0.4%
Other Securities		673,917,234	2.1%

TOTAL ENERGY		896,613,719	2.8%

FINANCIALS — (13.8%)
Bank of America Corp.	4,154,790	168,393,639	0.5%
* Berkshire Hathaway, Inc., Class B	988,303	271,733,910	0.9%
JPMorgan Chase & Co.	2,201,688	338,641,631	1.1%
Other Securities		3,626,006,598	11.4%

TOTAL FINANCIALS		4,404,775,778	13.9%

HEALTH CARE — (11.7%)
Abbott Laboratories	824,690	99,028,775	0.3%
AbbVie, Inc.	1,200,599	133,866,788	0.4%
Amgen, Inc.	530,972	127,242,130	0.4%
Johnson & Johnson	1,663,495	270,700,541	0.9%
Merck & Co., Inc.	1,553,125	115,707,812	0.4%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	3,028,207	$117,040,201	0.4%
UnitedHealth Group, Inc.	579,613	231,149,664	0.7%
Other Securities		2,633,627,067	8.3%

TOTAL HEALTH CARE		3,728,362,978	11.8%

INDUSTRIALS — (12.9%)
3M Co.	495,848	97,751,475	0.3%
Honeywell International, Inc.	451,752	100,758,766	0.3%
Union Pacific Corp.	430,755	95,666,378	0.3%
United Parcel Service, Inc., Class B	506,541	103,263,448	0.3%
Other Securities		3,720,544,635	11.8%

TOTAL INDUSTRIALS		4,117,984,702	13.0%

INFORMATION TECHNOLOGY — (22.7%)
Accenture P.L.C., Class A	449,468	130,332,236	0.4%
* Adobe, Inc.	257,391	130,842,141	0.4%
Apple, Inc.	10,103,593	1,328,218,336	4.2%
Broadcom, Inc.	245,375	111,940,075	0.4%
Cisco Systems, Inc.	2,696,369	137,272,146	0.4%
Intel Corp.	3,481,724	200,303,582	0.6%
International Business Machines Corp.	768,190	108,990,797	0.4%
Mastercard, Inc., Class A	615,761	235,257,648	0.8%
Microsoft Corp.	4,234,552	1,067,869,323	3.4%
NVIDIA Corp.	284,649	170,897,567	0.6%
Oracle Corp.	1,471,719	111,541,583	0.4%
* PayPal Holdings, Inc.	444,579	116,608,626	0.4%
QUALCOMM, Inc.	829,776	115,172,909	0.4%
Texas Instruments, Inc.	750,861	135,537,919	0.4%
# Visa, Inc., Class A	999,910	233,538,980	0.7%
Other Securities		2,918,191,456	9.0%

TOTAL INFORMATION TECHNOLOGY		7,252,515,324	22.9%

MATERIALS — (4.3%)
Other Securities		1,369,571,729	4.3%

REAL ESTATE — (0.3%)
Other Securities		85,125,151	0.3%

UTILITIES — (2.4%)
Other Securities		762,057,274	2.4%

TOTAL COMMON STOCKS		31,355,746,266	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		415,481	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,992,002	0.0%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,716,975	0.0%

TOTAL PREFERRED STOCKS		4,124,458	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,533,729,223)		31,359,870,724

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	282,492,124	282,492,124	0.9%

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	21,621,947	250,165,928	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $14,066,368,766)		$31,892,528,776	100.7%

As of April 30, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,293	06/18/21	$253,613,871	$269,874,960	$16,261,089

Total Futures Contracts			$253,613,871	$269,874,960	$16,261,089

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,744,346,056	—	—	$2,744,346,056
Consumer Discretionary	4,130,025,503	$8,442	—	4,130,033,945
Consumer Staples	1,864,359,610	—	—	1,864,359,610
Energy	896,613,719	—	—	896,613,719
Financials	4,404,768,470	7,308	—	4,404,775,778
Health Care	3,727,180,395	1,182,583	—	3,728,362,978
Industrials	4,117,984,702	—	—	4,117,984,702
Information Technology	7,252,515,324	—	—	7,252,515,324
Materials	1,369,571,729	—	—	1,369,571,729
Real Estate	85,125,151	—	—	85,125,151
Utilities	762,057,274	—	—	762,057,274
Preferred Stocks
Communication Services	415,481	—	—	415,481
Consumer Discretionary	1,992,002	—	—	1,992,002
Industrials	1,716,975	—	—	1,716,975
Temporary Cash Investments	282,492,124	—	—	282,492,124

27

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$250,165,928	—	$250,165,928
Futures Contracts**	$16,261,089	—	—	16,261,089

TOTAL	$31,657,425,604	$251,364,261	—	$31,908,789,865

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

28

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (7.3%)
* Alphabet, Inc., Class A	107,858	$253,843,803	0.8%
* Alphabet, Inc., Class C	104,343	251,479,151	0.8%
AT&T, Inc.	4,524,955	142,128,837	0.4%
* Charter Communications, Inc., Class A	145,402	97,920,977	0.3%
Comcast Corp., Class A	3,805,857	213,698,871	0.6%
* Facebook, Inc., Class A	1,046,938	340,338,605	1.0%
Verizon Communications, Inc.	3,906,941	225,782,120	0.7%
* Walt Disney Co. (The)	494,040	91,901,321	0.3%
Other Securities		821,985,093	2.4%

TOTAL COMMUNICATION SERVICES		2,439,078,778	7.3%

CONSUMER DISCRETIONARY — (12.7%)
* Amazon.com, Inc.	200,627	695,658,072	2.1%
Home Depot, Inc. (The)	316,346	102,391,710	0.3%
Lowe’s Cos., Inc.	466,802	91,609,892	0.3%
Target Corp.	551,687	114,342,648	0.4%
Other Securities		3,242,002,781	9.7%

TOTAL CONSUMER DISCRETIONARY		4,246,005,103	12.8%

CONSUMER STAPLES — (5.5%)
Coca-Cola Co. (The)	2,307,647	124,566,785	0.4%
PepsiCo, Inc.	1,083,200	156,154,112	0.5%
Procter & Gamble Co. (The)	1,294,764	172,747,413	0.5%
Walmart, Inc.	816,723	114,267,715	0.3%
Other Securities		1,287,390,914	3.9%

TOTAL CONSUMER STAPLES		1,855,126,939	5.6%

ENERGY — (2.8%)
Chevron Corp.	861,133	88,756,978	0.3%
Exxon Mobil Corp.	1,876,779	107,426,830	0.3%
Other Securities		734,639,479	2.2%

TOTAL ENERGY		930,823,287	2.8%

FINANCIALS — (14.7%)
American Express Co.	623,197	95,567,260	0.3%
Bank of America Corp.	3,352,939	135,894,618	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	231,163,663	0.7%
JPMorgan Chase & Co.	2,014,663	309,875,316	0.9%
Morgan Stanley	1,184,937	97,816,549	0.3%
Other Securities		4,041,800,470	12.2%

TOTAL FINANCIALS		4,912,117,876	14.8%

HEALTH CARE — (11.7%)
AbbVie, Inc.	1,165,578	129,961,947	0.4%
Amgen, Inc.	480,932	115,250,544	0.4%
Eli Lilly and Co.	538,596	98,439,191	0.3%
Johnson & Johnson	2,037,810	331,612,821	1.0%
Merck & Co., Inc.	1,813,335	135,093,458	0.4%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	3,366,832	$130,128,057	0.4%
UnitedHealth Group, Inc.	598,743	238,778,708	0.7%
Other Securities		2,734,943,581	8.2%

TOTAL HEALTH CARE		3,914,208,307	11.8%

INDUSTRIALS — (14.5%)
3M Co.	456,981	90,089,234	0.3%
Caterpillar, Inc.	494,834	112,876,584	0.4%
Union Pacific Corp.	618,468	137,355,558	0.4%
United Parcel Service, Inc., Class B	446,131	90,948,266	0.3%
Other Securities		4,445,992,905	13.3%

TOTAL INDUSTRIALS		4,877,262,547	14.7%

INFORMATION TECHNOLOGY — (22.2%)
Accenture P.L.C., Class A	449,831	130,437,495	0.4%
* Adobe, Inc.	182,379	92,710,541	0.3%
Apple, Inc.	10,119,566	1,330,318,146	4.0%
Applied Materials, Inc.	808,235	107,260,867	0.3%
Broadcom, Inc.	262,507	119,755,693	0.4%
Cisco Systems, Inc.	2,549,223	129,780,943	0.4%
Intel Corp.	3,791,949	218,150,826	0.7%
International Business Machines Corp.	704,432	99,944,812	0.3%
Lam Research Corp.	151,854	94,217,814	0.3%
Mastercard, Inc., Class A	597,806	228,397,760	0.7%
Microsoft Corp.	4,474,810	1,128,457,586	3.4%
Oracle Corp.	1,479,893	112,161,090	0.3%
QUALCOMM, Inc.	817,724	113,500,091	0.4%
Texas Instruments, Inc.	676,325	122,083,426	0.4%
# Visa, Inc., Class A	1,052,889	245,912,755	0.8%
Other Securities		3,179,901,591	9.3%

TOTAL INFORMATION TECHNOLOGY		7,452,991,436	22.4%

MATERIALS — (4.7%)
Other Securities		1,580,931,245	4.8%

REAL ESTATE — (0.3%)
Other Securities		106,511,814	0.3%

UTILITIES — (1.7%)
Other Securities		582,651,276	1.7%

TOTAL COMMON STOCKS		32,897,708,608	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		644,060	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		2,163,023	0.0%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,343,174	0.0%

TOTAL PREFERRED STOCKS		5,150,257	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,350,583,779)		32,902,858,865

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	290,802,706	290,802,706	0.9%

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	30,196,053	349,368,333	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $14,990,716,885)		$33,543,029,904	101.0%

As of April 30, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,385	06/18/21	$271,657,797	$289,077,200	$17,419,403

Total Futures Contracts			$271,657,797	$289,077,200	$17,419,403

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,439,078,778	—	—	$2,439,078,778
Consumer Discretionary	4,245,988,726	$16,377	—	4,246,005,103
Consumer Staples	1,855,126,939	—	—	1,855,126,939
Energy	930,823,287	—	—	930,823,287
Financials	4,912,105,623	12,253	—	4,912,117,876
Health Care	3,912,395,802	1,812,505	—	3,914,208,307
Industrials	4,877,262,547	—	—	4,877,262,547
Information Technology	7,452,989,741	1,695	—	7,452,991,436
Materials	1,580,931,245	—	—	1,580,931,245
Real Estate	106,511,814	—	—	106,511,814
Utilities	582,651,276	—	—	582,651,276
Preferred Stocks
Communication Services	644,060	—	—	644,060
Consumer Discretionary	2,163,023	—	—	2,163,023
Industrials	2,343,174	—	—	2,343,174
Temporary Cash Investments	290,802,706	—	—	290,802,706

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$349,368,333	—	$349,368,333
Futures Contracts**	$17,419,403	—	—	17,419,403

TOTAL	$33,209,238,144	$351,211,163	—	$33,560,449,307

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

32

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (6.4%)
*	Alphabet, Inc., Class A	10,216	$24,043,356	0.5%
*	Alphabet, Inc., Class C	8,744	21,074,089	0.4%
	AT&T, Inc.	639,414	20,083,994	0.4%
	Comcast Corp., Class A	362,292	20,342,696	0.4%
*	Facebook, Inc., Class A	76,954	25,016,206	0.5%
	Verizon Communications, Inc.	422,159	24,396,569	0.5%
*	Walt Disney Co. (The)	80,115	14,902,992	0.3%
	Other Securities		179,220,218	3.5%

TOTAL COMMUNICATION SERVICES			329,080,120	6.5%

CONSUMER DISCRETIONARY — (13.0%)
	BorgWarner, Inc.	217,822	10,581,793	0.2%
	DR Horton, Inc.	103,518	10,174,784	0.2%
*	Ford Motor Co.	1,132,950	13,074,243	0.3%
	General Motors Co.	210,867	12,065,810	0.2%
	Lear Corp.	58,782	10,806,483	0.2%
#	Lithia Motors, Inc., Class A	30,284	11,640,564	0.2%
*	LKQ Corp.	249,592	11,658,442	0.2%
	PulteGroup, Inc.	246,642	14,581,475	0.3%
	Other Securities		571,752,098	11.5%

TOTAL CONSUMER DISCRETIONARY			666,335,692	13.3%

CONSUMER STAPLES — (4.7%)
*	Darling Ingredients, Inc.	223,101	15,494,364	0.3%
	Kroger Co. (The)	303,009	11,071,949	0.2%
	Procter & Gamble Co. (The)	90,151	12,027,946	0.2%
	Other Securities		199,846,998	4.0%

TOTAL CONSUMER STAPLES			238,441,257	4.7%

ENERGY — (4.3%)
	Chevron Corp.	120,596	12,429,830	0.3%
	ConocoPhillips	199,230	10,188,622	0.2%
	Exxon Mobil Corp.	246,853	14,129,866	0.3%
	Occidental Petroleum Corp.	423,357	10,736,334	0.2%
	Pioneer Natural Resources Co.	100,634	15,480,528	0.3%
	Other Securities		158,817,974	3.1%

TOTAL ENERGY			221,783,154	4.4%

FINANCIALS — (21.7%)
	Allstate Corp. (The)	87,661	11,115,415	0.2%
	Ally Financial, Inc.	208,481	10,726,347	0.2%
	Bank of America Corp.	491,054	19,902,419	0.4%
*	Berkshire Hathaway, Inc., Class B	110,049	30,257,973	0.6%
	Hartford Financial Services Group, Inc. (The)	169,500	11,180,220	0.2%
	JPMorgan Chase & Co.	273,311	42,037,965	0.8%
	Morgan Stanley	187,292	15,460,955	0.3%
*	SVB Financial Group	17,899	10,235,185	0.2%
	Travelers Cos., Inc. (The)	74,557	11,530,986	0.2%

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Western Alliance Bancorp	99,645	$10,469,700	0.2%
Other Securities		939,863,696	18.8%

TOTAL FINANCIALS		1,112,780,861	22.1%

HEALTH CARE — (9.4%)
Johnson & Johnson	103,374	16,822,051	0.3%
Pfizer, Inc.	341,124	13,184,443	0.3%
UnitedHealth Group, Inc.	45,340	18,081,592	0.4%
Other Securities		434,855,698	8.6%

TOTAL HEALTH CARE		482,943,784	9.6%

INDUSTRIALS — (18.0%)
AMERCO	16,957	10,117,055	0.2%
* Builders FirstSource, Inc.	240,607	11,710,343	0.2%
Johnson Controls International P.L.C	195,339	12,177,433	0.2%
#* MasTec, Inc.	98,086	10,236,255	0.2%
Quanta Services, Inc.	118,173	11,420,239	0.2%
Other Securities		866,850,989	17.4%

TOTAL INDUSTRIALS		922,512,314	18.4%

INFORMATION TECHNOLOGY — (11.4%)
Cisco Systems, Inc.	233,276	11,876,081	0.2%
Intel Corp.	359,241	20,667,135	0.4%
* Micron Technology, Inc.	142,434	12,259,294	0.3%
Other Securities		542,022,145	10.8%

TOTAL INFORMATION TECHNOLOGY		586,824,655	11.7%

MATERIALS — (6.5%)
Corteva, Inc.	231,705	11,297,936	0.2%
Eastman Chemical Co.	101,626	11,726,624	0.2%
Freeport-McMoRan, Inc.	424,655	16,013,740	0.3%
Reliance Steel & Aluminum Co.	69,203	11,093,933	0.2%
Steel Dynamics, Inc.	219,730	11,913,761	0.2%
Other Securities		271,143,841	5.5%

TOTAL MATERIALS		333,189,835	6.6%

REAL ESTATE — (0.6%)
Other Securities		28,889,939	0.6%

UTILITIES — (1.1%)
Other Securities		54,884,173	1.1%

TOTAL COMMON STOCKS		4,977,665,784	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		400,715	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		518,816	0.0%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$937,219	0.0%

TOTAL PREFERRED STOCKS		1,856,750	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,295,006,275)		4,979,522,534

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	40,240,707	40,240,707	0.8%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,334,461	107,999,712	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,443,231,776)		$5,127,762,953	102.0%

As of April 30, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	06/18/21	$33,736,641	$35,899,840	$2,163,199

Total Futures Contracts			$33,736,641	$35,899,840	$2,163,199

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$329,080,120	—	—	$329,080,120
Consumer Discretionary	666,329,771	$5,921	—	666,335,692
Consumer Staples	238,441,257	—	—	238,441,257
Energy	221,783,154	—	—	221,783,154
Financials	1,112,775,893	4,968	—	1,112,780,861
Health Care	481,615,495	1,328,289	—	482,943,784
Industrials	922,512,314	—	—	922,512,314
Information Technology	586,824,655	—	—	586,824,655
Materials	333,189,835	—	—	333,189,835
Real Estate	28,889,939	—	—	28,889,939
Utilities	54,884,173	—	—	54,884,173
Preferred Stocks
Communication Services	400,715	—	—	400,715
Consumer Discretionary	518,816	—	—	518,816
Industrials	937,219	—	—	937,219
Temporary Cash Investments	40,240,707	—	—	40,240,707

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$107,999,712	—	$107,999,712
Futures Contracts**	$2,163,199	—	—	2,163,199

TOTAL	$5,020,587,262	$109,338,890	—	$5,129,926,152

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

36

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (2.7%)
	Nexstar Media Group, Inc., Class A	310,883	$45,827,263	0.3%
	Other Securities		438,311,939	2.5%

TOTAL COMMUNICATION SERVICES			484,139,202	2.8%

CONSUMER DISCRETIONARY — (14.7%)
#	American Eagle Outfitters, Inc.	1,515,098	52,376,938	0.3%
*	Crocs, Inc.	604,686	60,541,162	0.4%
*	Fox Factory Holding Corp.	300,738	46,082,084	0.3%
#*	Helen of Troy, Ltd.	208,506	44,038,552	0.3%
#	Penske Automotive Group, Inc.	555,546	48,715,829	0.3%
*	TopBuild Corp.	223,718	49,750,409	0.3%
#	Wingstop, Inc.	262,918	41,648,840	0.2%
	Other Securities		2,325,064,649	13.2%

TOTAL CONSUMER DISCRETIONARY			2,668,218,463	15.3%

CONSUMER STAPLES — (3.9%)
*	Darling Ingredients, Inc.	1,382,718	96,029,765	0.6%
	Other Securities		608,899,557	3.4%

TOTAL CONSUMER STAPLES			704,929,322	4.0%

ENERGY — (3.1%)
	Other Securities		556,653,958	3.2%

FINANCIALS — (20.0%)
	Evercore, Inc., Class A	327,530	45,896,779	0.3%
#	Glacier Bancorp, Inc.	770,405	45,415,375	0.3%
	South State Corp.	488,168	41,162,326	0.2%
	Stifel Financial Corp.	631,043	43,661,865	0.3%
	TCF Financial Corp.	1,059,329	48,220,656	0.3%
	Valley National Bancorp	2,933,138	40,389,310	0.2%
	Other Securities		3,369,338,194	19.3%

TOTAL FINANCIALS			3,634,084,505	20.9%

HEALTH CARE — (9.8%)
*	Acadia Healthcare Co., Inc.	794,390	48,394,239	0.3%
	Ensign Group, Inc. (The)	502,414	43,132,242	0.3%
#*	Omnicell, Inc.	369,472	53,580,829	0.3%
*	Select Medical Holdings Corp.	1,278,142	48,211,516	0.3%
*	Tenet Healthcare Corp.	957,236	56,725,805	0.3%
	Other Securities		1,522,945,773	8.7%

TOTAL HEALTH CARE			1,772,990,404	10.2%

INDUSTRIALS — (20.3%)
#	Armstrong World Industries, Inc.	416,848	43,206,295	0.3%
*	ASGN, Inc.	462,138	48,607,675	0.3%
*	Chart Industries, Inc.	323,054	51,892,164	0.3%
	Exponent, Inc.	459,049	44,220,190	0.3%
*	FTI Consulting, Inc.	293,067	40,692,353	0.2%

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
John Bean Technologies Corp.	282,111	$41,013,297	0.2%
#* MasTec, Inc.	429,665	44,839,839	0.3%
# MSA Safety, Inc.	266,522	42,846,077	0.2%
* RBC Bearings, Inc.	215,476	42,972,379	0.3%
Regal Beloit Corp.	284,324	41,064,915	0.2%
Rexnord Corp.	952,986	47,582,591	0.3%
* Saia, Inc.	227,823	53,424,493	0.3%
Simpson Manufacturing Co., Inc.	388,377	43,770,088	0.3%
Tetra Tech, Inc.	341,034	43,526,169	0.3%
Timken Co. (The)	512,229	42,960,646	0.2%
UFP Industries, Inc.	527,296	44,313,956	0.3%
Valmont Industries, Inc.	184,142	45,455,453	0.3%
* WESCO International, Inc.	500,567	45,912,005	0.3%
Other Securities		2,874,130,126	16.2%

TOTAL INDUSTRIALS		3,682,430,711	21.1%

INFORMATION TECHNOLOGY — (11.7%)
Amkor Technology, Inc.	2,168,198	43,840,964	0.3%
Brooks Automation, Inc.	450,155	45,614,206	0.3%
CMC Materials, Inc.	238,789	43,801,066	0.3%
#* Lattice Semiconductor Corp.	898,832	45,220,238	0.3%
* Novanta, Inc.	304,491	40,104,510	0.2%
Power Integrations, Inc.	525,710	43,534,045	0.3%
#* Synaptics, Inc.	290,370	40,614,052	0.2%
TTEC Holdings, Inc.	418,193	42,542,774	0.3%
Other Securities		1,772,787,993	10.0%

TOTAL INFORMATION TECHNOLOGY		2,118,059,848	12.2%

MATERIALS — (5.8%)
Element Solutions, Inc.	1,976,459	43,244,923	0.3%
Louisiana-Pacific Corp.	883,385	58,197,404	0.3%
Olin Corp.	1,031,119	44,369,051	0.3%
Other Securities		910,721,531	5.2%

TOTAL MATERIALS		1,056,532,909	6.1%

REAL ESTATE — (0.6%)
Other Securities		103,665,469	0.6%

UTILITIES — (2.7%)
Other Securities		482,802,124	2.8%

TOTAL COMMON STOCKS		17,264,506,915	99.2%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		1,368,690	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,268,798	0.0%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$6,845,144	0.1%

TOTAL PREFERRED STOCKS		9,482,632	0.1%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Security		119,955	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		341	0.0%

TOTAL RIGHTS/WARRANTS		120,296	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,607,822,020)		17,274,109,843

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	121,517,669	121,517,669	0.7%

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	62,191,254	719,552,811	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,448,835,935)		$18,115,180,323	104.1%

As of April 30, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	553	06/18/21	$110,477,065	$115,422,160	$4,945,095

Total Futures Contracts			$110,477,065	$115,422,160	$4,945,095

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$484,139,202	—	—	$484,139,202
Consumer Discretionary	2,668,158,227	$60,236	—	2,668,218,463
Consumer Staples	704,929,322	—	—	704,929,322
Energy	556,653,958	—	—	556,653,958
Financials	3,634,056,621	27,884	—	3,634,084,505
Health Care	1,766,545,772	6,444,632	—	1,772,990,404
Industrials	3,682,430,711	—	—	3,682,430,711
Information Technology	2,118,055,662	4,186	—	2,118,059,848
Materials	1,056,532,909	—	—	1,056,532,909
Real Estate	103,665,469	—	—	103,665,469

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$482,802,124	—	—	$482,802,124
Preferred Stocks
Communication Services	1,368,690	—	—	1,368,690
Consumer Discretionary	1,268,798	—	—	1,268,798
Industrials	6,845,144	—	—	6,845,144
Rights/Warrants
Consumer Discretionary	—	$341	—	341
Health Care	—	119,955	—	119,955
Temporary Cash Investments	121,517,669	—	—	121,517,669
Securities Lending Collateral	—	719,552,811	—	719,552,811
Futures Contracts**	4,945,095	—	—	4,945,095

TOTAL	$17,393,915,373	$726,210,045	—	$18,120,125,418

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (2.9%)
Shenandoah Telecommunications Co.	380,425	$17,978,885	0.3%
Other Securities		202,212,092	2.7%

TOTAL COMMUNICATION SERVICES		220,190,977	3.0%

CONSUMER DISCRETIONARY — (13.8%)
* Adient P.L.C	499,371	23,140,852	0.3%
* Asbury Automotive Group, Inc.	118,082	23,452,266	0.3%
Cooper Tire & Rubber Co.	379,551	21,630,612	0.3%
Group 1 Automotive, Inc.	130,500	21,422,880	0.3%
Installed Building Products, Inc.	154,882	20,854,861	0.3%
#* Signet Jewelers, Ltd.	400,802	23,947,920	0.3%
#* Sleep Number Corp.	232,280	25,989,809	0.4%
* Vista Outdoor, Inc.	565,899	18,453,966	0.3%
# Winnebago Industries, Inc.	245,994	19,667,220	0.3%
Other Securities		859,407,177	11.8%

TOTAL CONSUMER DISCRETIONARY		1,057,967,563	14.6%

CONSUMER STAPLES — (3.7%)
Medifast, Inc.	90,463	20,543,243	0.3%
Other Securities		261,187,617	3.6%

TOTAL CONSUMER STAPLES		281,730,860	3.9%

ENERGY — (4.4%)
* CNX Resources Corp.	1,518,176	20,373,922	0.3%
# Matador Resources Co.	760,636	20,012,333	0.3%
* PDC Energy, Inc.	535,831	19,563,190	0.3%
Other Securities		278,776,876	3.8%

TOTAL ENERGY		338,726,321	4.7%

FINANCIALS — (20.7%)
Ameris Bancorp	427,350	23,115,361	0.3%
First BanCorp.	1,576,127	19,811,916	0.3%
Pacific Premier Bancorp, Inc.	524,434	23,090,829	0.3%
Virtus Investment Partners, Inc.	65,364	17,874,439	0.3%
Walker & Dunlop, Inc.	247,460	27,430,941	0.4%
# WSFS Financial Corp.	364,709	18,632,983	0.3%
Other Securities		1,455,964,002	20.0%

TOTAL FINANCIALS		1,585,920,471	21.9%

HEALTH CARE — (11.0%)
# CONMED Corp.	142,632	20,103,980	0.3%
* CorVel Corp.	185,259	21,677,156	0.3%
Owens & Minor, Inc.	532,916	19,232,938	0.3%
Other Securities		782,788,739	10.8%

TOTAL HEALTH CARE		843,802,813	11.7%

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

				Percentage
		Shares	Value†	of Net Assets‡
INDUSTRIALS — (18.6%)
#*	AeroVironment, Inc.	162,080	$17,888,770	0.3%
	Albany International Corp., Class A	210,236	18,761,461	0.3%
*	Atkore, Inc.	327,040	25,600,691	0.4%
*	Beacon Roofing Supply, Inc.	364,499	20,532,229	0.3%
	Boise Cascade Co.	282,825	18,870,084	0.3%
*	Casella Waste Systems, Inc., Class A	346,895	23,280,123	0.3%
#*	Chart Industries, Inc.	143,554	23,059,079	0.3%
#	Comfort Systems USA, Inc.	272,598	22,451,171	0.3%
	ESCO Technologies, Inc.	174,924	19,024,734	0.3%
	Federal Signal Corp.	439,096	18,191,747	0.3%
*	Gibraltar Industries, Inc.	223,211	20,504,162	0.3%
*	Herc Holdings, Inc.	238,075	25,140,720	0.4%
#	Matson, Inc.	294,617	19,247,329	0.3%
	Other Securities		1,153,585,194	15.6%

TOTAL INDUSTRIALS			1,426,137,494	19.7%

INFORMATION TECHNOLOGY — (10.6%)
#	Badger Meter, Inc.	203,591	19,013,363	0.3%
#*	Calix, Inc.	445,312	18,832,244	0.3%
*	ExlService Holdings, Inc.	231,561	21,391,605	0.3%
*	Fabrinet	253,135	21,673,419	0.3%
*	FormFactor, Inc.	477,470	18,692,950	0.3%
#*	Insight Enterprises, Inc.	256,329	25,727,742	0.4%
	Kulicke & Soffa Industries, Inc.	431,017	24,503,316	0.3%
*	Plexus Corp.	218,222	20,172,442	0.3%
#	TTEC Holdings, Inc.	176,804	17,986,271	0.3%
	Other Securities		626,450,311	8.4%

TOTAL INFORMATION TECHNOLOGY			814,443,663	11.2%

MATERIALS — (5.4%)
	Kaiser Aluminum Corp.	167,047	20,124,152	0.3%
	Stepan Co.	166,116	21,704,717	0.3%
	Other Securities		368,547,284	5.1%

TOTAL MATERIALS			410,376,153	5.7%

REAL ESTATE — (1.0%)
#	St Joe Co. (The)	439,233	20,112,479	0.3%
	Other Securities		52,749,813	0.7%

TOTAL REAL ESTATE			72,862,292	1.0%

UTILITIES — (1.6%)
	California Water Service Group	337,112	19,805,330	0.3%
	Other Securities		98,011,968	1.3%

TOTAL UTILITIES			117,817,298	1.6%

TOTAL COMMON STOCKS			7,169,975,905	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		505,629	0.0%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,768,235	0.0%

TOTAL PREFERRED STOCKS		2,273,864	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		508	0.0%

TOTAL RIGHTS/WARRANTS		508	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,867,051,111)		7,172,250,277

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	61,948,418	61,948,418	0.9%

SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	36,415,731	421,330,006	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,350,300,991)		$7,655,528,701	105.7%

As of April 30, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	312	06/18/21	$61,829,186	$65,120,640	$3,291,454

Total Futures Contracts			$61,829,186	$65,120,640	$3,291,454

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$220,190,977	—	—	$220,190,977
Consumer Discretionary	1,057,942,119	$25,444	—	1,057,967,563
Consumer Staples	281,730,860	—	—	281,730,860
Energy	338,726,321	—	—	338,726,321
Financials	1,585,898,281	22,190	—	1,585,920,471
Health Care	840,960,269	2,842,544	—	843,802,813
Industrials	1,426,137,211	283	—	1,426,137,494
Information Technology	814,441,555	2,108	—	814,443,663
Materials	410,376,153	—	—	410,376,153
Real Estate	72,862,292	—	—	72,862,292
Utilities	117,817,298	—	—	117,817,298

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$505,629	—	—	$505,629
Industrials	1,768,235	—	—	1,768,235
Rights/Warrants
Consumer Discretionary	—	$508	—	508
Temporary Cash Investments	61,948,418	—	—	61,948,418
Securities Lending Collateral	—	421,330,006	—	421,330,006
Futures Contracts**	3,291,454	—	—	3,291,454

TOTAL	$7,234,597,072	$424,223,083	—	$7,658,820,155

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.4%)
Verizon Communications, Inc.	2,503,435	$144,673,509	2.8%
Other Securities		33,960,091	0.6%

TOTAL COMMUNICATION SERVICES		178,633,600	3.4%

CONSUMER DISCRETIONARY — (16.3%)
* Amazon.com, Inc.	64,128	222,358,710	4.3%
Best Buy Co., Inc.	272,637	31,699,504	0.6%
* Booking Holdings, Inc.	13,721	33,837,084	0.6%
eBay, Inc.	703,472	39,246,703	0.7%
Home Depot, Inc. (The)	157,350	50,929,474	1.0%
Lowe’s Cos., Inc.	318,826	62,569,602	1.2%
* Marriott International, Inc., Class A	251,699	37,382,335	0.7%
NIKE, Inc., Class B	511,510	67,836,456	1.3%
Target Corp.	303,381	62,878,746	1.2%
TJX Cos., Inc. (The)	564,832	40,103,072	0.8%
Other Securities		201,544,398	3.9%

TOTAL CONSUMER DISCRETIONARY		850,386,084	16.3%

CONSUMER STAPLES — (10.7%)
Altria Group, Inc.	940,393	44,903,766	0.9%
Coca-Cola Co. (The)	2,178,510	117,595,970	2.3%
Costco Wholesale Corp.	235,203	87,516,684	1.7%
PepsiCo, Inc.	721,706	104,041,137	2.0%
Sysco Corp.	440,209	37,298,909	0.7%
Other Securities		167,747,059	3.1%

TOTAL CONSUMER STAPLES		559,103,525	10.7%

ENERGY — (0.4%)
Other Securities		19,476,143	0.4%

FINANCIALS — (2.9%)
Aon P.L.C., Class A	167,784	42,187,609	0.8%
S&P Global, Inc.	77,507	30,257,958	0.6%
Other Securities		80,230,257	1.5%

TOTAL FINANCIALS		152,675,824	2.9%

HEALTH CARE — (12.7%)
AbbVie, Inc.	1,081,847	120,625,941	2.3%
Amgen, Inc.	324,244	77,701,832	1.5%
Eli Lilly and Co.	400,116	73,129,201	1.4%
* IDEXX Laboratories, Inc.	58,292	32,001,725	0.6%
Johnson & Johnson	463,240	75,383,045	1.4%
Merck & Co., Inc.	1,532,728	114,188,236	2.2%
Zoetis, Inc.	180,844	31,291,437	0.6%
Other Securities		141,403,749	2.7%

TOTAL HEALTH CARE		665,725,166	12.7%

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (13.3%)
3M Co.	332,301	$65,509,819	1.3%
Caterpillar, Inc.	295,017	67,296,328	1.3%
Deere & Co.	169,441	62,837,195	1.2%
Illinois Tool Works, Inc.	135,400	31,204,284	0.6%
Lockheed Martin Corp.	96,792	36,835,163	0.7%
Union Pacific Corp.	408,543	90,733,315	1.7%
United Parcel Service, Inc., Class B	303,749	61,922,271	1.2%
Other Securities		280,955,118	5.4%

TOTAL INDUSTRIALS		697,293,493	13.4%

INFORMATION TECHNOLOGY — (37.2%)
Accenture P.L.C., Class A	336,810	97,664,796	1.9%
Apple, Inc.	1,692,531	222,500,125	4.3%
Automatic Data Processing, Inc.	232,781	43,527,719	0.8%
Broadcom, Inc.	216,589	98,807,902	1.9%
Cisco Systems, Inc.	1,033,920	52,636,867	1.0%
Intel Corp.	2,233,656	128,502,230	2.5%
International Business Machines Corp.	516,074	73,220,579	1.4%
Intuit, Inc.	96,771	39,885,135	0.8%
KLA Corp.	148,265	46,755,368	0.9%
Lam Research Corp.	72,492	44,977,661	0.9%
Mastercard, Inc., Class A	369,835	141,299,160	2.7%
Microsoft Corp.	967,155	243,897,148	4.7%
Oracle Corp.	1,104,739	83,728,169	1.6%
Paychex, Inc.	364,844	35,568,642	0.7%
QUALCOMM, Inc.	511,799	71,037,701	1.4%
Texas Instruments, Inc.	447,151	80,715,227	1.5%
# Visa, Inc., Class A	763,323	178,281,720	3.4%
Other Securities		259,654,105	4.8%

TOTAL INFORMATION TECHNOLOGY		1,942,660,254	37.2%

MATERIALS — (1.9%)
Other Securities		98,862,489	1.9%

UTILITIES — (0.1%)
Other Security		5,925,201	0.1%

TOTAL COMMON STOCKS (Cost $3,866,355,803)		5,170,741,779	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	48,204,274	48,204,274	0.9%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	662,037	7,659,767	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,922,219,502)		$5,226,605,820	100.1%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$33,933,286	$36,108,560	$2,175,274

Total Futures Contracts			$33,933,286	$36,108,560	$2,175,274

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$178,633,600	—	—	$178,633,600
Consumer Discretionary	850,386,084	—	—	850,386,084
Consumer Staples	559,103,525	—	—	559,103,525
Energy	19,476,143	—	—	19,476,143
Financials	152,675,824	—	—	152,675,824
Health Care	665,725,166	—	—	665,725,166
Industrials	697,293,493	—	—	697,293,493
Information Technology	1,942,660,254	—	—	1,942,660,254
Materials	98,862,489	—	—	98,862,489
Utilities	5,925,201	—	—	5,925,201
Temporary Cash Investments	48,204,274	—	—	48,204,274
Securities Lending Collateral	—	$7,659,767	—	7,659,767
Futures Contracts**	2,175,274	—	—	2,175,274

TOTAL	$5,221,121,327	$7,659,767	—	$5,228,781,094

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (97.7%)
REAL ESTATE — (97.7%)
	Alexandria Real Estate Equities, Inc.	1,087,039	$196,862,763	1.9%
	American Homes 4 Rent, Class A	2,258,568	83,657,359	0.8%
	American Tower Corp.	3,508,143	893,769,592	8.7%
	Apartment Income REIT Corp.	1,179,844	53,269,957	0.5%
	AvalonBay Communities, Inc.	1,106,673	212,481,216	2.1%
	Boston Properties, Inc.	1,177,628	128,773,622	1.3%
	Brixmor Property Group, Inc.	2,357,024	52,655,916	0.5%
	Camden Property Trust	788,782	95,032,455	0.9%
	Crown Castle International Corp.	3,403,445	643,455,312	6.3%
	CubeSmart	1,580,191	66,905,287	0.7%
#	CyrusOne, Inc.	956,696	69,676,170	0.7%
	Digital Realty Trust, Inc.	2,222,559	342,963,079	3.3%
	Duke Realty Corp.	2,962,926	137,835,318	1.3%
	Equinix, Inc.	663,227	478,027,493	4.7%
	Equity LifeStyle Properties, Inc.	1,374,475	95,388,565	0.9%
	Equity Residential	2,959,506	219,684,130	2.1%
	Essex Property Trust, Inc.	515,802	149,850,797	1.5%
	Extra Space Storage, Inc.	1,057,745	157,276,104	1.5%
#	Federal Realty Investment Trust	582,241	65,700,074	0.6%
	First Industrial Realty Trust, Inc.	1,025,001	51,014,300	0.5%
	Gaming and Leisure Properties, Inc.	1,755,001	81,589,996	0.8%
#	Healthcare Trust of America, Inc., Class A	1,736,379	50,997,451	0.5%
	Healthpeak Properties, Inc.	4,271,762	146,692,307	1.4%
#	Host Hotels & Resorts, Inc.	5,591,576	101,543,020	1.0%
	Invitation Homes, Inc.	4,499,886	157,766,003	1.5%
#	Iron Mountain, Inc.	2,288,691	91,822,283	0.9%
	Kilroy Realty Corp.	830,814	56,943,992	0.6%
	Kimco Realty Corp.	3,440,606	72,252,726	0.7%
	Lamar Advertising Co., Class A	687,062	68,046,620	0.7%
	Life Storage, Inc.	602,356	57,862,317	0.6%
	Medical Properties Trust, Inc.	4,590,411	101,218,563	1.0%
	Mid-America Apartment Communities, Inc.	906,935	142,688,084	1.4%
	National Retail Properties, Inc.	1,391,857	64,610,002	0.6%
	Omega Healthcare Investors, Inc.	1,840,209	69,927,942	0.7%
	Prologis, Inc.	5,816,157	677,756,775	6.6%
	Public Storage	1,247,754	350,818,515	3.4%
	Realty Income Corp.	2,960,824	204,740,980	2.0%
#	Regency Centers Corp.	1,346,270	85,703,548	0.8%
	Rexford Industrial Realty, Inc.	1,044,106	58,000,088	0.6%
	SBA Communications Corp.	867,003	259,858,139	2.5%
	Simon Property Group, Inc.	2,594,300	315,830,082	3.1%
#	STORE Capital Corp.	2,024,365	72,452,023	0.7%
	Sun Communities, Inc.	893,082	148,992,870	1.5%
	UDR, Inc.	2,400,461	111,501,413	1.1%
	Ventas, Inc.	2,973,130	164,889,790	1.6%
	VEREIT, Inc.	1,808,651	86,525,864	0.8%
#	Vornado Realty Trust	1,290,111	59,022,578	0.6%
	Welltower, Inc.	3,309,774	248,332,343	2.4%
	WP Carey, Inc.	1,396,048	104,550,035	1.0%

48

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,760,734,839	17.3%

TOTAL COMMON STOCKS (Cost $5,947,991,682)		10,167,950,697	99.2%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	81,585,965	81,585,965	0.8%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	13,537,760	156,631,878	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $6,186,184,703)		$10,406,168,540	101.5%

As of April 30, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	357	06/18/21	$70,064,080	$74,513,040	$4,448,960

Total Futures Contracts			$70,064,080	$74,513,040	$4,448,960

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,167,834,681	$116,016	—	$10,167,950,697
Temporary Cash Investments	81,585,965	—	—	81,585,965
Securities Lending Collateral	—	156,631,878	—	156,631,878
Futures Contracts**	4,448,960	—	—	4,448,960

TOTAL	$10,253,869,606	$156,747,894	—	$10,410,617,500

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$24,727,391	—
Investment Securities at Value (including $1,776, $78,025, $0 and $549,047 of securities on loan, respectively)	$399,985	$2,109,622	—	$12,685,938
Temporary Cash Investments at Value & Cost	—	5,447	—	134,681
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,818, $32,002, $0 and $256,261, respectively)	1,818	32,004	—	256,288
Segregated Cash for Futures Contracts	—	—	—	5,962
Foreign Currencies at Value	35	—	—	—
Cash	20,553	—	—	3
Receivables:
Investment Securities Sold	—	800	—	14,750
Dividends and Interest	2,720	1,561	—	3,192
Securities Lending Income	—	7	—	59
Fund Shares Sold	37	2,479	15,228	10,575
Unrealized Gain on Forward Currency Contracts	504	—	—	—
Prepaid Expenses and Other Assets	19	29	193	120

Total Assets	425,671	2,151,949	24,742,812	13,111,568

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,818	32,013	—	256,477
Investment Securities Purchased	12,013	1,438	—	20,928
Fund Shares Redeemed	162	2,809	18,922	19,412
Due to Advisor	38	171	1,803	3,128
Futures Margin Variation	2,840	—	—	786
Unrealized Loss on Forward Currency Contracts	3,266	—	—	—
Accrued Expenses and Other Liabilities	100	241	1,404	1,447

Total Liabilities	20,237	36,672	22,129	302,178

NET ASSETS	$405,434	$2,115,277	$24,720,683	$12,809,390

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $71,994 and shares outstanding of 0, 0, 0 and 2,379,647, respectively	N/A	N/A	N/A	$30.25

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $70,806 and shares outstanding of 0, 0, 0 and 2,352,420, respectively	N/A	N/A	N/A	$30.10

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $405,434; $2,115,277; $24,720,683 and $12,666,590 and shares outstanding of 24,066,315, 81,708,083, 555,152,477 and 418,581,747, respectively	$16.85	$25.89	$44.53	$30.26

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$391,612	$1,123,436	N/A	$7,996,601

Foreign Currencies at Cost	$35	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$293,256	$1,088,123	$13,989,243	$7,813,022
Total Distributable Earnings (Loss)	112,178	1,027,154	10,731,440	4,996,368

NET ASSETS	$405,434	$2,115,277	$24,720,683	$12,809,390

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $563,535, $897,681, $1,053,622 and $245,710 of securities on loan, respectively)	$15,262,912	$31,359,871	$32,902,859	$4,979,523
Temporary Cash Investments at Value & Cost	120,228	282,492	290,803	40,241
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $284,998, $250,147, $349,330 and $107,985, respectively)	285,059	250,166	349,368	108,000
Segregated Cash for Futures Contracts	7,194	14,223	15,235	1,892
Cash	6	8	7	4
Receivables:
Investment Securities Sold	39,595	11,497	47,086	9,753
Dividends and Interest	4,160	20,362	19,340	2,386
Securities Lending Income	75	111	128	30
Fund Shares Sold	11,340	13,639	26,573	2,004
Prepaid Expenses and Other Assets	95	214	260	56

Total Assets	15,730,664	31,952,583	33,651,659	5,143,889

LIABILITIES:
Payables:
Upon Return of Securities Loaned	284,981	250,453	349,629	108,040
Investment Securities Purchased	19,496	8,420	30,992	1,406
Fund Shares Redeemed	15,379	30,027	35,093	4,022
Due to Advisor	4,550	3,085	4,326	1,023
Futures Margin Variation	948	1,875	2,008	249
Accrued Expenses and Other Liabilities	1,917	2,847	3,062	605

Total Liabilities	327,271	296,707	425,110	115,345

NET ASSETS	$15,403,393	$31,655,876	$33,226,549	$5,028,544

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $15,403,393; $31,655,876; $33,226,549 and $5,028,544 and shares outstanding of 346,460,663, 937,645,825, 1,071,671,875 and 201,805,391, respectively	$44.46	$33.76	$31.00	$24.92

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,275,417	$13,533,729	$14,350,584	$2,295,006

NET ASSETS CONSIST OF:
Paid-In Capital	$8,779,420	$13,363,969	$13,770,537	$2,157,168
Total Distributable Earnings (Loss)	6,623,973	18,291,907	19,456,012	2,871,376

NET ASSETS	$15,403,393	$31,655,876	$33,226,549	$5,028,544

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,204,391, $564,627, $104,907 and $218,213 of securities on loan, respectively)	$17,274,110	$7,172,250	$5,170,742	$10,167,951
Temporary Cash Investments at Value & Cost	121,518	61,948	48,204	81,586
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $719,496, $421,301, $7,659 and $156,607, respectively)	719,553	421,330	7,660	156,632
Segregated Cash for Futures Contracts	6,691	3,432	1,903	3,927
Cash	2	3	—	—
Receivables:
Investment Securities Sold	20,113	7,472	10,470	376
Dividends and Interest	3,029	1,621	5,383	4,122
Securities Lending Income	178	207	10	27
Fund Shares Sold	9,034	3,769	4,818	6,159
Prepaid Expenses and Other Assets	135	57	168	68

Total Assets	18,154,363	7,672,089	5,249,358	10,420,848

LIABILITIES:
Payables:
Upon Return of Securities Loaned	719,893	421,324	7,671	156,749
Investment Securities Purchased	11,816	—	14,394	—
Fund Shares Redeemed	13,949	2,452	2,693	6,656
Due to Advisor	4,296	2,440	849	1,239
Futures Margin Variation	802	452	250	518
Accrued Expenses and Other Liabilities	2,048	831	314	1,226

Total Liabilities	752,804	427,499	26,171	166,388

NET ASSETS	$17,401,559	$7,244,590	$5,223,187	$10,254,460

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $17,401,559; $7,244,590; $5,223,187 and $10,254,460 and shares outstanding of 373,970,026, 257,162,844, 287,498,132 and 234,031,328, respectively	$46.53	$28.17	$18.17	$43.82

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$9,607,822	$3,867,051	$3,866,356	$5,947,992

NET ASSETS CONSIST OF:
Paid-In Capital	$8,839,120	$3,251,323	$3,888,853	$6,113,035
Total Distributable Earnings (Loss)	8,562,439	3,993,267	1,334,334	4,141,425

NET ASSETS	$17,401,559	$7,244,590	$5,223,187	$10,254,460

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$230,098	—
Income from Securities Lending	—	—	286	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,310)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	218,074	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $108, respectively)	—	$14,868	—	$107,684
Interest	$1,531	—	—	—
Income from Securities Lending	2	40	—	1,909

Total Fund Investment Income	1,533	14,908	—	109,593

Fund Expenses
Investment Management Fees	253	1,101	24,154	18,181
Accounting & Transfer Agent Fees	44	182	1,302	648
S&P 500® Fees	3	—	—	—
Custodian Fees	7	14	—	61
Shareholder Servicing Fees
Class R1 Shares	—	—	—	26
Class R2 Shares	—	—	—	81
Filing Fees	27	39	168	156
Shareholders’ Reports	12	22	298	212
Directors’/Trustees’ Fees & Expenses	4	15	170	87
Professional Fees	3	12	21	65
Previously Waived Fees Recovered by Advisor (Note C)	24	—	—	—
Other	4	23	55	125

Total Fund Expenses	381	1,408	26,168	19,642

Fees Waived, Expenses Reimbursed by Advisor (Note C)	64	—	11,214	—
Fees Paid Indirectly (Note C)	5	—	—	—

Net Expenses	312	1,408	14,954	19,642

Net Investment Income (Loss)	1,221	13,500	203,120	89,951

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	3,304	36,701	—	476,259
Affiliated Investment Companies Shares Sold	—	(3)	—	6
Transactions Allocated from Affiliated Investment Company**	—	—	474,954	—
Futures	62,774	—	—	16,600
Foreign Currency Transactions	31	—	—	—
Forward Currency Contracts	(3,591)	—	—	—
In-Kind Redemptions	—	11,794	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,664	443,720	—	4,810,053
Affiliated Investment Companies Shares	—	(2)	—	(27)
Transactions Allocated from Affiliated Investment Company	—	—	7,102,279	—
Futures	46,065	—	—	7,079
Translation of Foreign Currency-Denominated Amounts	(4)	—	—	—
Forward Currency Contracts	(3,366)	—	—	—

Net Realized and Unrealized Gain (Loss)	108,877	492,210	7,577,233	5,309,970

Net Increase (Decrease) in Net Assets Resulting from Operations	$110,098	$505,710	$7,780,353	$5,399,921

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $334, $26, $43 and $14, respectively)	$146,079	$221,794	$230,054	$35,324
Income from Securities Lending	3,044	1,128	1,588	415

Total Investment Income	149,123	222,922	231,642	35,739

Expenses
Investment Management Fees	29,832	19,152	25,195	6,060
Accounting & Transfer Agent Fees	978	2,393	2,361	389
Custodian Fees	70	142	146	32
Filing Fees	146	257	315	55
Shareholders’ Reports	261	202	215	70
Directors’/Trustees’ Fees & Expenses	107	227	238	35
Professional Fees	91	169	177	27
Other	143	310	326	50

Total Expenses	31,628	22,852	28,973	6,718

Net Expenses	31,628	22,852	28,973	6,718

Net Investment Income (Loss)	117,495	200,070	202,669	29,021

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,220,477	517,386	958,820	197,616
Affiliated Investment Companies Shares Sold	2	16	16	(3)
Futures	21,138	37,777	36,869	5,165
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,167,149	7,557,753	8,030,337	1,442,810
Affiliated Investment Companies Shares	(25)	(43)	(48)	(8)
Futures	6,787	22,008	21,113	2,801

Net Realized and Unrealized Gain (Loss)	6,415,528	8,134,897	9,047,107	1,648,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,533,023	$8,334,967	$9,249,776	$1,677,402

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $73, $39, $0 and $0, respectively)	$115,447	$42,264	$40,013	$184,770
Income from Securities Lending	2,286	1,280	57	753

Total Investment Income	117,733	43,544	40,070	185,523

Fund Expenses
Investment Management Fees	25,857	14,977	4,545	7,673
Accounting & Transfer Agent Fees	991	483	417	705
Custodian Fees	88	36	20	47
Filing Fees	143	64	136	87
Shareholders’ Reports	237	95	23	184
Directors’/Trustees’ Fees & Expenses	127	52	38	74
Professional Fees	96	39	19	59
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	18
Other	185	70	41	97

Total Fund Expenses	27,724	15,816	5,239	8,944

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	819

Net Expenses	27,724	15,816	5,239	8,125

Net Investment Income (Loss)	90,009	27,728	34,831	177,398

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,192,476	704,578	38,648	(41,903)
Affiliated Investment Companies Shares Sold	(6)	(13)	—	(1)
Futures	22,654	8,500	5,447	11,414
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,120,944	2,016,710	892,999	2,334,791
Affiliated Investment Companies Shares	(50)	(14)	(1)	(8)
Futures	6,988	4,541	2,761	5,836

Net Realized and Unrealized Gain (Loss)	6,343,006	2,734,302	939,854	2,310,129

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,433,015	$2,762,030	$974,685	$2,487,527

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,221	$3,570	$13,500	$28,514	$203,120	$517,935
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	3,304	(5,357)	36,701	(7,109)	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	474,954	(475,431)
Futures	62,774	62,220	—	728	—	—
Foreign Currency Transactions	31	7	—	—	—	—
Forward Currency Contracts	(3,591)	(458)	—	—	—	—
In-Kind Redemptions	—	—	11,794	93,249	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,664	4,838	443,720	71,706	—	—
Affiliated Investment Companies Shares	—	—	(2)	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	7,102,279	(3,030,639)
Futures	46,065	(29,969)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4)	3	—	—	—	—
Forward Currency Contracts	(3,366)	3,144	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	110,098	37,998	505,710	187,086	7,780,353	(2,988,135)

Distributions:
Institutional Class Shares	(30,329)	(34,948)	(14,029)	(30,188)	(184,161)	(1,034,667)
Capital Share Transactions (1):
Shares Issued	40,825	127,765	174,021	694,531	2,116,290	5,311,976
Shares Issued in Lieu of Cash Distributions	30,299	34,917	12,481	26,468	173,846	972,937
Shares Redeemed	(178,781)	(119,160)	(256,344)	(795,988)	(3,880,722)	(9,203,611)

Net Increase (Decrease) from Capital Share Transactions	(107,657)	43,522	(69,842)	(74,989)	(1,590,586)	(2,918,698)

Total Increase (Decrease) in Net Assets	(27,888)	46,572	421,839	81,909	6,005,606	(6,941,500)
Net Assets
Beginning of Period	433,322	386,750	1,693,438	1,611,529	18,715,077	25,656,577

End of Period	$405,434	$433,322	$2,115,277	$1,693,438	$24,720,683	$18,715,077

(1) Shares Issued and Redeemed:
Shares Issued	2,635	9,759	7,459	38,705	52,995	169,503
Shares Issued in Lieu of Cash Distributions	2,042	2,584	530	1,435	4,354	28,269
Shares Redeemed	(11,427)	(9,117)	(10,923)	(42,089)	(98,145)	(292,814)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,750)	3,226	(2,934)	(1,949)	(40,796)	(95,042)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$89,951	$154,249	$117,495	$181,490	$200,070	$428,436
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	476,259	(208,930)	1,220,477	(549,806)	517,386	(205,702)
Affiliated Investment Companies Shares Sold	6	(87)	2	96	16	(198)
Futures	16,600	30,041	21,138	37,980	37,777	62,649
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,810,053	(1,239,691)	5,167,149	(1,439,781)	7,557,753	888,856
Affiliated Investment Companies Shares	(27)	(49)	(25)	(46)	(43)	(77)
Futures	7,079	(6,182)	6,787	(3,779)	22,008	(7,658)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,399,921	(1,270,649)	6,533,023	(1,773,846)	8,334,967	1,166,306

Distributions:
Class R1 Shares	(479)	(1,803)	—	—	—	—
Class R2 Shares	(568)	(2,386)	—	—	—	—
Institutional Class Shares	(109,856)	(413,733)	(198,412)	(386,451)	(188,942)	(844,109)

Total Distributions	(110,903)	(417,922)	(198,412)	(386,451)	(188,942)	(844,109)

Capital Share Transactions (1):
Shares Issued	1,308,669	2,950,839	1,240,906	3,909,907	2,035,874	5,109,364
Shares Issued in Lieu of Cash Distributions	106,358	397,269	180,496	350,431	184,797	826,332
Shares Redeemed	(2,691,309)	(3,647,254)	(2,833,677)	(5,385,497)	(3,138,754)	(8,422,017)

Net Increase (Decrease) from Capital Share Transactions	(1,276,282)	(299,146)	(1,412,275)	(1,125,159)	(918,083)	(2,486,321)

Total Increase (Decrease) in Net Assets	4,012,736	(1,987,717)	4,922,336	(3,285,456)	7,227,942	(2,164,124)
Net Assets
Beginning of Period	8,796,654	10,784,371	10,481,057	13,766,513	24,427,934	26,592,058

End of Period	$12,809,390	$8,796,654	$15,403,393	$10,481,057	$31,655,876	$24,427,934

(1) Shares Issued and Redeemed:
Shares Issued	49,105	176,340	32,195	157,707	66,332	224,581
Shares Issued in Lieu of Cash Distributions	4,190	19,124	5,137	11,192	6,083	33,942
Shares Redeemed	(103,649)	(205,273)	(74,296)	(205,274)	(102,466)	(366,844)

Net Increase (Decrease) from Shares Issued and Redeemed	(50,354)	(9,809)	(36,964)	(36,375)	(30,051)	(108,321)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$202,669	$431,749	$29,021	$62,792	$90,009	$168,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	958,820	(219,209)	197,616	(33,632)	1,192,476	(308,827)
Affiliated Investment Companies Shares Sold	16	(245)	(3)	—	(6)	(41)
Futures	36,869	70,979	5,165	10,976	22,654	46,362
In-Kind Redemptions	—	—	—	—	—	(35,598)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,030,337	884,643	1,442,810	(329,953)	5,120,944	(811,821)
Affiliated Investment Companies Shares	(48)	(60)	(8)	(10)	(50)	(100)
Futures	21,113	(5,919)	2,801	(835)	6,988	(7,408)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,249,776	1,161,938	1,677,402	(290,662)	6,433,015	(948,610)

Distributions:
Institutional Class Shares	(190,073)	(1,009,996)	(28,145)	(138,844)	(112,437)	(566,104)
Capital Share Transactions (1):
Shares Issued	2,137,866	5,050,810	340,504	986,322	1,126,375	2,924,772
Shares Issued in Lieu of Cash Distributions	186,902	987,748	27,868	131,363	105,782	535,844
Shares Redeemed	(3,828,227)	(8,349,350)	(601,801)	(1,659,075)	(3,340,906)	(6,148,667)

Net Increase (Decrease) from Capital Share Transactions	(1,503,459)	(2,310,792)	(233,429)	(541,390)	(2,108,749)	(2,688,051)

Total Increase (Decrease) in Net Assets	7,556,244	(2,158,850)	1,415,828	(970,896)	4,211,829	(4,202,765)
Net Assets
Beginning of Period	25,670,305	27,829,155	3,612,716	4,583,612	13,189,730	17,392,495

End of Period	$33,226,549	$25,670,305	$5,028,544	$3,612,716	$17,401,559	$13,189,730

(1) Shares Issued and Redeemed:
Shares Issued	76,587	251,003	15,438	65,693	26,886	104,186
Shares Issued in Lieu of Cash Distributions	6,738	44,273	1,268	7,398	2,680	16,348
Shares Redeemed	(138,223)	(396,679)	(27,390)	(105,588)	(81,113)	(209,613)

Net Increase (Decrease) from Shares Issued and Redeemed	(54,898)	(101,403)	(10,684)	(32,497)	(51,547)	(89,079)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,728	$55,347	$34,831	$44,407	$177,398	$254,435
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	704,578	(40,080)	38,648	(15,559)	(41,903)	(22,481)
Affiliated Investment Companies Shares Sold	(13)	43	—	(7)	(1)	(25)
Futures	8,500	18,436	5,447	2,286	11,414	23,323
In-Kind Redemptions	—	—	—	27,518	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,016,710	(682,708)	892,999	227,487	2,334,791	(2,026,772)
Affiliated Investment Companies Shares	(14)	(28)	(1)	—	(8)	8
Futures	4,541	(2,304)	2,761	(586)	5,836	(2,293)

Net Increase (Decrease) in Net Assets Resulting from Operations.	2,762,030	(651,294)	974,685	285,546	2,487,527	(1,773,805)

Distributions:
Institutional Class Shares	(32,792)	(181,299)	(31,517)	(40,426)	(218,106)	(234,099)
Capital Share Transactions (1):
Shares Issued	330,604	1,188,177	1,054,669	2,358,261	887,771	2,195,792
Shares Issued in Lieu of Cash Distributions	30,163	167,021	31,387	39,951	191,920	201,446
Shares Redeemed	(965,673)	(1,753,646)	(435,162)	(717,509)	(1,232,207)	(2,923,216)

Net Increase (Decrease) from Capital Share Transactions	(604,906)	(398,448)	650,894	1,680,703	(152,516)	(525,978)

Total Increase (Decrease) in Net Assets	2,124,332	(1,231,041)	1,594,062	1,925,823	2,116,905	(2,533,882)
Net Assets
Beginning of Period	5,120,258	6,351,299	3,629,125	1,703,302	8,137,555	10,671,437

End of Period	$7,244,590	$5,120,258	$5,223,187	$3,629,125	$10,254,460	$8,137,555

(1) Shares Issued and Redeemed:
Shares Issued	13,342	71,569	62,831	171,069	23,039	61,450
Shares Issued in Lieu of Cash Distributions	1,269	8,253	1,845	2,876	5,164	5,475
Shares Redeemed	(38,920)	(103,964)	(25,658)	(51,527)	(32,061)	(83,732)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,309)	(24,142)	39,018	122,418	(3,858)	(16,807)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.06		$14.02	$13.03	$14.54	$12.22	$12.54	$20.01		$18.61	$16.75	$15.93	$13.06	$12.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.12	0.26	0.26	0.18	0.10	0.16		0.32	0.31	0.28	0.26	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.87		1.17	1.60	0.52	2.63	0.45	5.89		1.42	1.86	0.81	2.87	0.19

Total from Investment Operations	3.91		1.29	1.86	0.78	2.81	0.55	6.05		1.74	2.17	1.09	3.13	0.44

Less Distributions:
Net Investment Income	(0.13)		(0.11)	(0.30)	(0.25)	(0.13)	(0.08)	(0.17)		(0.31)	(0.31)	(0.27)	(0.26)	(0.24)
Net Realized Gains	(0.99)		(1.14)	(0.57)	(2.04)	(0.36)	(0.79)	—		(0.03)	—	—	—	—

Total Distributions	(1.12)		(1.25)	(0.87)	(2.29)	(0.49)	(0.87)	(0.17)		(0.34)	(0.31)	(0.27)	(0.26)	(0.24)

Net Asset Value, End of Period	$16.85		$14.06	$14.02	$13.03	$14.54	$12.22	$25.89		$20.01	$18.61	$16.75	$15.93	$13.06

Total Return	28.96	%(B)	9.55%	15.67%	5.62%	23.53%	4.75%	30.31	%(B)	9.52%	13.13%	6.82%	24.16%	3.51%

Net Assets, End of Period (thousands)	$405,434		$433,322	$386,750	$327,063	$322,347	$238,413	$2,115,277		$1,693,438	$1,611,529	$1,457,218	$1,212,883	$851,323
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.18%	0.23%	0.14	%(C)	0.16%	0.19%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.22%	0.25%	0.23%	0.24%	0.24%	0.14	%(C)	0.16%	0.19%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.58	%(C)	0.89%	1.98%	1.94%	1.36%	0.80%	1.38	%(C)	1.68%	1.77%	1.64%	1.74%	1.99%
Portfolio Turnover Rate	41	%(B)	90%	109%	91%	122%	119%	4	%(B)	20%	22%	7%	11%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$31.40		$37.13	$37.41	$38.84	$32.63	$33.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.35		0.79	0.83	0.78	0.74	0.70
Net Gains (Losses) on Securities (Realized and Unrealized)	13.10		(4.98)	1.45	0.35	6.99	0.71

Total from Investment Operations	13.45		(4.19)	2.28	1.13	7.73	1.41

Less Distributions:
Net Investment Income	(0.32)		(0.73)	(0.76)	(0.73)	(0.70)	(0.70)
Net Realized Gains	—		(0.81)	(1.80)	(1.83)	(0.82)	(1.35)

Total Distributions	(0.32)		(1.54)	(2.56)	(2.56)	(1.52)	(2.05)

Net Asset Value, End of Period	$44.53		$31.40	$37.13	$37.41	$38.84	$32.63

Total Return	42.96	%(B)	(11.56%)	6.97%	2.79%	24.11%	4.58%

Net Assets, End of Period (thousands)	$24,720,683		$18,715,077	$25,656,577	$25,268,336	$23,732,871	$17,673,253
Ratio of Expenses to Average Net Assets (D)	0.24	%(C)	0.27%	0.28%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.34	%(C)	0.37%	0.38%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.81	%(C)	2.38%	2.33%	1.98%	2.03%	2.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.57		$22.30	$23.45	$25.15	$21.26	$21.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.30	0.30	0.28	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	11.74		(3.19)	(0.24)	(0.63)	4.66	0.60

Total from Investment Operations	11.92		(2.89)	0.06	(0.35)	4.91	0.84

Less Distributions:
Net Investment Income	(0.24)		(0.27)	(0.27)	(0.26)	(0.24)	(0.27)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.24)		(0.84)	(1.21)	(1.35)	(1.02)	(1.16)

Net Asset Value, End of Period	$30.25		$18.57	$22.30	$23.45	$25.15	$21.26

Total Return	64.42	%(B)	(13.34%)	0.78%	(1.61%)	23.32%	4.21%

Net Assets, End of Period (thousands)	$71,994		$31,832	$56,378	$47,848	$54,960	$35,661
Ratio of Expenses to Average Net Assets	0.44	%(C)	0.47%	0.48%	0.47%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.37	%(C)	1.56%	1.34%	1.10%	1.03%	1.16%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.48		$22.18	$23.32	$25.03	$21.16	$21.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.27	0.27	0.24	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	11.67		(3.16)	(0.23)	(0.63)	4.65	0.60

Total from Investment Operations	11.84		(2.89)	0.04	(0.39)	4.86	0.80

Less Distributions:
Net Investment Income	(0.22)		(0.24)	(0.24)	(0.23)	(0.21)	(0.26)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.22)		(0.81)	(1.18)	(1.32)	(0.99)	(1.15)

Net Asset Value, End of Period	$30.10		$18.48	$22.18	$23.32	$25.03	$21.16

Total Return	64.29	%(B)	(13.42%)	0.64%	(1.79%)	23.17%	4.04%

Net Assets, End of Period (thousands)	$70,806		$52,931	$72,669	$108,168	$156,809	$147,945
Ratio of Expenses to Average Net Assets	0.59	%(C)	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.35	%(C)	1.39%	1.21%	0.95%	0.90%	1.00%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.57		$22.31	$23.46	$25.16	$21.26	$21.56

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.31	0.32	0.30	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	11.74		(3.19)	(0.23)	(0.63)	4.67	0.60

Total from Investment Operations	11.94		(2.88)	0.09	(0.33)	4.94	0.85

Less Distributions:
Net Investment Income	(0.25)		(0.29)	(0.30)	(0.28)	(0.26)	(0.26)
Net Realized Gains	—		(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.25)		(0.86)	(1.24)	(1.37)	(1.04)	(1.15)

Net Asset Value, End of Period	$30.26		$18.57	$22.31	$23.46	$25.16	$21.26

Total Return	64.54	%(B)	(13.27%)	0.88%	(1.52%)	23.46%	4.29%

Net Assets, End of Period (thousands)	$12,666,590		$8,711,891	$10,655,324	$10,307,146	$10,528,662	$7,884,683
Ratio of Expenses to Average Net Assets	0.34	%(C)	0.37%	0.38%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.65%	1.45%	1.20%	1.13%	1.24%
Portfolio Turnover Rate	6	%(B)	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.34		$32.79	$36.39	$39.07	$32.75	$33.08	$25.24		$24.71	$22.77	$22.01	$18.00	$17.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.44	0.42	0.39	0.31	0.32	0.21		0.41	0.40	0.36	0.33	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	17.34		(4.95)	(1.69)	(0.90)	7.71	1.06	8.51		0.93	2.08	0.88	4.12	0.30

Total from Investment Operations	17.66		(4.51)	(1.27)	(0.51)	8.02	1.38	8.72		1.34	2.48	1.24	4.45	0.63

Less Distributions:
Net Investment Income	(0.54)		(0.38)	(0.38)	(0.37)	(0.30)	(0.33)	(0.20)		(0.39)	(0.40)	(0.35)	(0.35)	(0.32)
Net Realized Gains	—		(0.56)	(1.95)	(1.80)	(1.40)	(1.38)	—		(0.42)	(0.14)	(0.13)	(0.09)	(0.21)

Total Distributions	(0.54)		(0.94)	(2.33)	(2.17)	(1.70)	(1.71)	(0.20)		(0.81)	(0.54)	(0.48)	(0.44)	(0.53)

Net Asset Value, End of Period	$44.46		$27.34	$32.79	$36.39	$39.07	$32.75	$33.76		$25.24	$24.71	$22.77	$22.01	$18.00

Total Return	65.11	%(B)	(14.11%)	(3.04%)	(1.48%)	24.67%	4.49%	34.63	%(B)	5.55%	11.18%	5.59%	24.93%	3.68%

Net Assets, End of Period (thousands)	$15,403,393		$10,481,057	$13,766,513	$14,732,615	$15,165,867	$12,613,185	$31,655,876		$24,427,934	$26,592,058	$23,629,726	$20,762,742	$14,960,159
Ratio of Expenses to Average Net Assets	0.46	%(C)	0.52%	0.53%	0.52%	0.52%	0.52%	0.16	%(C)	0.18%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.71	%(C)	1.56%	1.26%	1.00%	0.83%	1.01%	1.39	%(C)	1.69%	1.72%	1.55%	1.64%	1.88%
Portfolio Turnover Rate	8	%(B)	18%	19%	27%	24%	19%	1	%(B)	3%	5%	3%	3%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.79		$22.66	$21.25	$20.90	$17.19	$17.26	$17.00		$18.71	$18.40	$19.16	$15.93	$16.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.36	0.36	0.34	0.31	0.31	0.14		0.27	0.28	0.26	0.24	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	8.19		0.60	1.65	0.53	3.83	0.25	7.92		(1.40)	0.72	(0.10)	3.65	0.24

Total from Investment Operations	8.38		0.96	2.01	0.87	4.14	0.56	8.06		(1.13)	1.00	0.16	3.89	0.49

Less Distributions:
Net Investment Income	(0.17)		(0.33)	(0.37)	(0.32)	(0.31)	(0.30)	(0.14)		(0.25)	(0.27)	(0.25)	(0.23)	(0.25)
Net Realized Gains	—		(0.50)	(0.23)	(0.20)	(0.12)	(0.33)	—		(0.33)	(0.42)	(0.67)	(0.43)	(0.53)

Total Distributions	(0.17)		(0.83)	(0.60)	(0.52)	(0.43)	(0.63)	(0.14)		(0.58)	(0.69)	(0.92)	(0.66)	(0.78)

Net Asset Value, End of Period	$31.00		$22.79	$22.66	$21.25	$20.90	$17.19	$24.92		$17.00	$18.71	$18.40	$19.16	$15.93

Total Return	36.88	%(B)	4.37%	9.78%	4.16%	24.36%	3.47%	47.50	%(B)	(6.12%)	5.92%	0.69%	24.73%	3.28%

Net Assets, End of Period (thousands)	$33,226,549		$25,670,305	$27,829,155	$24,677,650	$22,515,418	$16,851,046	$5,028,544		$3,612,716	$4,583,612	$4,610,769	$4,724,003	$3,822,647
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.30	%(C)	0.32%	0.33%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.34	%(C)	1.63%	1.69%	1.53%	1.59%	1.87%	1.29	%(C)	1.59%	1.53%	1.35%	1.36%	1.64%
Portfolio Turnover Rate	2	%(B)	3%	6%	5%	5%	4%	4	%(B)	13%	6%	10%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$31.00		$33.80	$35.02	$36.48	$30.14	$30.84	$18.19		$20.78	$21.88	$22.76	$18.58	$19.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.35	0.38	0.39	0.35	0.34	0.10		0.18	0.20	0.17	0.16	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	15.58		(2.02)	(0.05)	(0.08)	7.17	0.77	10.00		(2.18)	(0.26)	0.12	5.12	0.60

Total from Investment Operations	15.81		(1.67)	0.33	0.31	7.52	1.11	10.10		(2.00)	(0.06)	0.29	5.28	0.76

Less Distributions:
Net Investment Income	(0.28)		(0.32)	(0.35)	(0.37)	(0.35)	(0.35)	(0.12)		(0.16)	(0.18)	(0.16)	(0.16)	(0.16)
Net Realized Gains	—		(0.81)	(1.20)	(1.40)	(0.83)	(1.46)	—		(0.43)	(0.86)	(1.01)	(0.94)	(1.02)

Total Distributions	(0.28)		(1.13)	(1.55)	(1.77)	(1.18)	(1.81)	(0.12)		(0.59)	(1.04)	(1.17)	(1.10)	(1.18)

Net Asset Value, End of Period	$46.53		$31.00	$33.80	$35.02	$36.48	$30.14	$28.17		$18.19	$20.78	$21.88	$22.76	$18.58

Total Return	51.16	%(B)	(5.08%)	1.41%	0.77%	25.21%	3.89%	55.65	%(B)	(9.87%)	0.24%	1.29%	28.91%	4.32%

Net Assets, End of Period (thousands)	$17,401,559		$13,189,730	$17,392,495	$17,303,451	$16,931,787	$12,977,199	$7,244,590		$5,120,258	$6,351,299	$6,478,316	$6,306,730	$5,128,323
Ratio of Expenses to Average Net Assets	0.34	%(C)	0.36%	0.37%	0.37%	0.37%	0.37%	0.48	%(C)	0.52%	0.53%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.11	%(C)	1.15%	1.13%	1.06%	1.04%	1.16%	0.84	%(C)	1.00%	0.98%	0.74%	0.75%	0.88%
Portfolio Turnover Rate	4	%(B)	3%	8%	13%	14%	10%	9	%(B)	11%	15%	19%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.61		$13.51	$11.85	$10.93	$10.00		$34.21		$41.90	$34.14	$34.99	$34.32	$33.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.25	0.22	0.19	0.07		0.75		1.01	0.52 **	1.60	0.84	1.09
Net Gains (Losses) on Securities (Realized and Unrealized)	3.55		1.07	1.64	0.89	0.91		9.79		(7.77)	8.09 **	(0.69)	1.12	1.18

Total from Investment Operations	3.68		1.32	1.86	1.08	0.98		10.54		(6.76)	8.61	0.91	1.96	2.27

Less Distributions:
Net Investment Income	(0.12)		(0.22)	(0.20)	(0.16)	(0.05)		(0.81)		(0.87)	(0.85)	(1.65)	(0.98)	(0.99)
Net Realized Gains	—		—	—	—	—		(0.12)		(0.06)	—	(0.11)	(0.31)	—

Total Distributions	(0.12)		(0.22)	(0.20)	(0.16)	(0.05)		(0.93)		(0.93)	(0.85)	(1.76)	(1.29)	(0.99)

Net Asset Value, End of Period	$18.17		$14.61	$13.51	$11.85	$10.93		$43.82		$34.21	$41.90	$34.14	$34.99	$34.32

Total Return	25.22	%(B)	9.90%	15.88%	9.88%	9.84	%(B)	31.34	%(B)	(16.27%)	25.64%	2.63%	5.86%	6.89%

Net Assets, End of Period (thousands)	$5,223,187		$3,629,125	$1,703,302	$722,728	$141,073		$10,254,460		$8,137,555	$10,671,437	$8,577,658	$8,281,176	$7,260,180
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.25%	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.25%	0.25%	0.27%	0.35	%(C)(E)	0.20	%(C)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.53	%(C)	1.76%	1.73%	1.58%	1.45	%(C)(E)	3.93	%(C)	2.73%	1.38%**	4.66%	2.43%	3.15%
Portfolio Turnover Rate	5	%(B)	0%	4%	7%	0	%(B)	3	%(B)	5%	3%	3%	1%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2021, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

		Percentage
		Ownership
Feeder Fund	Master Fund	at 04/30/21
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	84%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.11	%*
U.S. Large Cap Value Portfolio	0.22	%*
U.S. Targeted Value Portfolio	0.32	%*
U.S. Small Cap Value Portfolio	0.43	%*
U.S. Core Equity 1 Portfolio	0.13	%*
U.S. Core Equity 2 Portfolio	0.17	%*
U.S. Vector Equity Portfolio	0.27	%*
U.S. Small Cap Portfolio	0.32	%*
U.S. Micro Cap Portfolio	0.45	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2021	February 28, 2021
U.S. Large Cap Equity Portfolio	0.12%	0.10%
U.S. Large Cap Value Portfolio	0.23%	0.19%
U.S. Targeted Value Portfolio	0.33%	0.30%
U.S. Small Cap Value Portfolio	0.48%	0.36%
U.S. Core Equity 1 Portfolio	0.14%	0.12%
U.S. Core Equity 2 Portfolio	0.17%	0.16%
U.S. Vector Equity Portfolio	0.28%	0.25%
U.S. Small Cap Portfolio	0.33%	0.30%
U.S. Micro Cap Portfolio	0.48%	0.41%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2021, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$24	$64	$813
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	11,214	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	18	819	4,575
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the Permanent Fee Waiver). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$11
U.S. Large Cap Equity Portfolio	24
U.S. Large Cap Value Portfolio	545
U.S. Targeted Value Portfolio	219
U.S. Small Cap Value Portfolio	418
U.S. Core Equity 1 Portfolio	448
U.S. Core Equity 2 Portfolio	534
U.S. Vector Equity Portfolio	115
U.S. Small Cap Portfolio	345
U.S. Micro Cap Portfolio	195
U.S. High Relative Profitability Portfolio	33
DFA Real Estate Securities Portfolio	214

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$50,779	$32,032	$101,370	$100,381
U.S. Large Cap Equity Portfolio	—	—	72,078	122,674
U.S. Targeted Value Portfolio	—	—	671,572	1,937,772
U.S. Small Cap Value Portfolio	—	—	1,078,739	2,535,212
U.S. Core Equity 1 Portfolio	—	—	412,723	1,238,924
U.S. Core Equity 2 Portfolio	—	—	669,507	2,155,083
U.S. Vector Equity Portfolio	—	—	183,010	404,343

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$650,760	$2,656,899
U.S. Micro Cap Portfolio	—	—	595,458	1,192,866
U.S. High Relative Profitability Portfolio	—	—	872,942	214,418
DFA Real Estate Securities Portfolio	—	—	300,843	489,328

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$10,071	$53,397	$61,650	—	—	$1,818	157	$2	—

Total	$10,071	$53,397	$61,650	—	—	$1,818	157	$2	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,230	$211,993	$187,214	$(3)	$(2)	$32,004	2,766	$11	—

Total	$7,230	$211,993	$187,214	$(3)	$(2)	$32,004	2,766	$11	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$264,862	$1,355,483	$1,364,036	$6	$(27)	$256,288	22,151	$158	—

Total	$264,862	$1,355,483	$1,364,036	$6	$(27)	$256,288	22,151	$158	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$361,122	$958,242	$1,034,282	$2	$(25)	$285,059	24,638	$164	—

Total	$361,122	$958,242	$1,034,282	$2	$(25)	$285,059	24,638	$164	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$343,800	$1,412,522	$1,506,129	$16	$(43)	$250,166	21,622	$164	—

Total	$343,800	$1,412,522	$1,506,129	$16	$(43)	$250,166	21,622	$164	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$424,201	$1,458,450	$1,533,251	$16	$(48)	$349,368	30,196	$211	—

Total	$424,201	$1,458,450	$1,533,251	$16	$(48)	$349,368	30,196	$211	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,157	$462,543	$496,689	$(3)	$(8)	$108,000	9,334	$58	—

Total	$142,157	$462,543	$496,689	$(3)	$(8)	$108,000	9,334	$58	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$693,347	$1,845,221	$1,818,959	$(6)	$(50)	$719,553	62,191	$332	—

Total	$693,347	$1,845,221	$1,818,959	$(6)	$(50)	$719,553	62,191	$332	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$306,205	$1,018,775	$903,623	$(13)	$(14)	$421,330	36,416	$160	—

Total	$306,205	$1,018,775	$903,623	$(13)	$(14)	$421,330	36,416	$160	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$19,518	$107,509	$119,366	—	$(1)	$7,660	662	—	—

Total	$19,518	$107,509	$119,366	—	$(1)	$7,660	662	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$211,145	$914,613	$969,117	$(1)	$(8)	$156,632	13,538	$102	—

Total	$211,145	$914,613	$969,117	$(1)	$(8)	$156,632	13,538	$102	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2019	$12,487	$8,470	—	$20,957
2020	16,363	18,585	—	34,948
U.S. Large Cap Equity Portfolio
2019	27,531	—	—	27,531
2020	27,356	2,832	—	30,188
U.S. Large Cap Value Portfolio
2019	527,139	1,212,148	—	1,739,287
2020	481,285	553,382	—	1,034,667
U.S. Targeted Value Portfolio
2019	165,860	393,406	—	559,266
2020	144,747	273,175	—	417,922
U.S. Small Cap Value Portfolio
2019	168,204	769,928	—	938,132
2020	154,869	231,582	—	386,451
U.S. Core Equity 1 Portfolio
2019	423,200	148,232	—	571,432
2020	396,684	447,425	—	844,109
U.S. Core Equity 2 Portfolio
2019	443,069	263,127	—	706,196
2020	404,026	605,970	—	1,009,996
U.S. Vector Equity Portfolio
2019	66,053	105,741	—	171,794
2020	58,715	80,129	—	138,844
U.S. Small Cap Portfolio
2019	215,050	555,233	—	770,283
2020	160,316	405,787	—	566,103
U.S. Micro Cap Portfolio
2019	56,095	254,341	—	310,436
2020	49,023	132,276	—	181,299
U.S. High Relative Profitability Portfolio
2019	18,698	—	—	18,698
2020	40,427	—	—	40,427
DFA Real Estate Securities Portfolio
2019	212,725	—	—	212,725
2020	219,888	14,211	—	234,099

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(1,605)	$(2,730)	$(4,335)
U.S. Large Cap Equity Portfolio	(1,602)	—	(1,602)
U.S. Large Cap Value Portfolio	(15,063)	—	(15,063)
U.S. Targeted Value Portfolio	(8,542)	—	(8,542)
U.S. Small Cap Value Portfolio	(28,295)	—	(28,295)
U.S. Core Equity 1 Portfolio	(10,460)	—	(10,460)
U.S. Core Equity 2 Portfolio	(9,019)	—	(9,019)
U.S. Vector Equity Portfolio	(1,714)	—	(1,714)
U.S. Small Cap Portfolio	(6,582)	—	(6,582)
U.S. Micro Cap Portfolio	(1,429)	—	(1,429)
U.S. High Relative Profitability Portfolio	(2,145)	—	(2,145)
DFA Real Estate Securities Portfolio	(16,123)	—	(16,123)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$13,383	$16,475	—	$2,567	$32,425
U.S. Large Cap Equity Portfolio	2,805	—	$(6,559)	539,241	535,487
U.S. Large Cap Value Portfolio	20,606	—	(505,367)	3,621,058	3,136,297
U.S. Targeted Value Portfolio	30,124	—	(195,592)	(126,967)	(292,435)
U.S. Small Cap Value Portfolio	118,093	—	(568,105)	739,802	289,790
U.S. Core Equity 1 Portfolio	19,210	—	(151,776)	10,278,822	10,146,256
U.S. Core Equity 2 Portfolio	17,721	—	(152,692)	10,531,785	10,396,814
U.S. Vector Equity Portfolio	3,123	—	(23,991)	1,243,100	1,222,232
U.S. Small Cap Portfolio	32,456	—	(295,987)	2,505,740	2,242,209
U.S. Micro Cap Portfolio	7,103	—	(27,761)	1,284,885	1,264,227
U.S. High Relative Profitability Portfolio	3,457	—	(22,636)	410,356	391,177
DFA Real Estate Securities Portfolio	88,449	11,540	—	1,772,235	1,872,224

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

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	Unlimited	Total
Enhanced U.S. Large Company Portfolio	—	—
U.S. Large Cap Equity Portfolio	$6,559	$6,559
U.S. Large Cap Value Portfolio	505,367	505,367
U.S. Targeted Value Portfolio	195,592	195,592
U.S. Small Cap Value Portfolio	568,105	568,105
U.S. Core Equity 1 Portfolio	151,776	151,776
U.S. Core Equity 2 Portfolio	152,692	152,692
U.S. Vector Equity Portfolio	23,991	23,991
U.S. Small Cap Portfolio	295,987	295,987
U.S. Micro Cap Portfolio	27,761	27,761
U.S. High Relative Profitability Portfolio	22,636	22,636
DFA Real Estate Securities Portfolio	—	—

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$395,652	$8,984	$(3,446)	$5,538
U.S. Large Cap Equity Portfolio	1,164,113	999,889	(13,702)	986,187
U.S. Large Cap Value Portfolio	13,945,808	10,762,018	—	10,762,018
U.S. Targeted Value Portfolio	8,393,918	5,048,122	(358,758)	4,689,364
U.S. Small Cap Value Portfolio	9,761,384	6,261,778	(274,222)	5,987,556
U.S. Core Equity 1 Portfolio	14,056,133	18,349,201	(523,041)	17,826,160
U.S. Core Equity 2 Portfolio	14,981,105	19,090,126	(537,813)	18,552,313
U.S. Vector Equity Portfolio	2,441,872	2,764,160	(79,628)	2,684,532
U.S. Small Cap Portfolio	10,488,696	8,185,331	(518,987)	7,666,344
U.S. Micro Cap Portfolio	4,353,995	3,470,825	(165,597)	3,305,228
U.S. High Relative Profitability Portfolio	3,923,251	1,333,232	(28,845)	1,304,387
DFA Real Estate Securities Portfolio	6,341,538	4,378,590	(263,049)	4,115,541

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$32,271	1,214	$10,059	547
Shares Issued in Lieu of Cash Distributions	479	18	1,803	86
Shares Redeemed	(14,783)	(566)	(29,000)	(1,447)

Net Increase (Decrease) — Class R1 Shares	$17,967	666	$(17,138)	(814)

Class R2 Shares
Shares Issued	$7,624	287	$20,468	1,154
Shares Issued in Lieu of Cash Distributions	568	23	2,386	112
Shares Redeemed	(20,841)	(823)	(34,297)	(1,677)

Net Increase (Decrease) — Class R2 Shares	$(12,649)	(513)	$(11,443)	(411)

Institutional Class Shares
Shares Issued	$1,268,775	47,604	$2,920,310	174,640
Shares Issued in Lieu of Cash Distributions	105,311	4,149	393,081	18,926
Shares Redeemed	(2,655,686)	(102,260)	(3,583,956)	(202,150)

Net Increase (Decrease) — Institutional Class Shares	$(1,281,600)	(50,507)	$(270,565)	(8,584)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$147,995	$408,427
U.S. Targeted Value Portfolio	—	97,335
U.S. Small Cap Value Portfolio	—	131,689
U.S. Core Equity 1 Portfolio	—	237,654
U.S. Core Equity 2 Portfolio	—	233,614
U.S. Vector Equity Portfolio	—	31,320
U.S. Small Cap Portfolio	—	95,707
U.S. Micro Cap Portfolio	—	56,418
U.S. High Relative Profitability Portfolio	—	29,820
DFA Real Estate Securities Portfolio	—	63,256

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$29,687	$504	$29,183
U.S. Targeted Value Portfolio	4,197	—	4,197
U.S. Small Cap Value Portfolio	3,464	—	3,464
U.S. Core Equity 1 Portfolio	16,261	—	16,261
U.S. Core Equity 2 Portfolio	17,419	—	17,419

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	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Vector Equity Portfolio	$2,163	—	$2,163
U.S. Small Cap Portfolio	4,945	—	4,945
U.S. Micro Cap Portfolio	3,291	—	3,291
U.S. High Relative Profitability Portfolio	2,175	—	2,175
DFA Real Estate Securities Portfolio	4,449	—	4,449

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(3,266)	$(3,266)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$59,183	$(3,591)	$62,774
U.S. Targeted Value Portfolio	16,600	—	16,600
U.S. Small Cap Value Portfolio	21,138	—	21,138
U.S. Core Equity 1 Portfolio	37,777	—	37,777
U.S. Core Equity 2 Portfolio	36,869	—	36,869
U.S. Vector Equity Portfolio	5,165	—	5,165
U.S. Small Cap Portfolio	22,654	—	22,654
U.S. Micro Cap Portfolio	8,500	—	8,500
U.S. High Relative Profitability Portfolio	5,447	—	5,447
DFA Real Estate Securities Portfolio	11,414	—	11,414

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$42,699	$(3,366)	$46,065
U.S. Targeted Value Portfolio	7,079	—	7,079
U.S. Small Cap Value Portfolio	6,787	—	6,787
U.S. Core Equity 1 Portfolio	22,008	—	22,008
U.S. Core Equity 2 Portfolio	21,113	—	21,113
U.S. Vector Equity Portfolio	2,801	—	2,801
U.S. Small Cap Portfolio	6,988	—	6,988
U.S. Micro Cap Portfolio	4,541	—	4,541
U.S. High Relative Profitability Portfolio	2,761	—	2,761
DFA Real Estate Securities Portfolio	5,836	—	5,836

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net Amounts of Assets Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	in the Statements of Assets and Liabilities	Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	in the Statements of Assets and Liabilities	Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
Bank of America Corp	—	—	—	—	—	$898	$898	—	—	$898
Citibank, N.A	$390	$390	$(390)	—	—	1,598	1,598	$(390)	—	1,208
HSBC Bank	96	96	(96)	—	—	125	125	(96)	—	29
State Street Bank and Trust	18	18	(18)	—	—	645	645	(18)	—	627

Total	$504	$504	$(504)	—	—	$3,266	$3,266	$(504)	—	$2,762

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
U.S. Large Cap Equity Portfolio	0.84%	$723	6	—	$1,439	—
U.S. Small Cap Portfolio	0.84%	21,715	14	$7	56,443	—
U.S. Micro Cap Portfolio	0.84%	6,721	5	1	9,158	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$17,085	$37,799	$12,049
U.S. Targeted Value Portfolio	194,936	200,724	(14,020)
U.S. Small Cap Value Portfolio	291,621	192,541	67,914
U.S. Core Equity 1 Portfolio	78,286	80,994	12,524
U.S. Core Equity 2 Portfolio	65,910	202,571	19,464
U.S. Vector Equity Portfolio	23,181	135,000	43,040
U.S. Small Cap Portfolio	76,464	175,320	30,156
U.S. Micro Cap Portfolio	125,041	87,324	17,751
U.S. High Relative Profitability Portfolio	69,392	19,571	2,049
DFA Real Estate Securities Portfolio	2,174	54,540	378

85

K. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$47,571
U.S. Targeted Value Portfolio	310,643
U.S. Small Cap Value Portfolio	297,643
U.S. Core Equity 1 Portfolio	671,144
U.S. Core Equity 2 Portfolio	733,027
U.S. Vector Equity Portfolio	145,052
U.S. Small Cap Portfolio	524,014
U.S. Micro Cap Portfolio	164,130
U.S. High Relative Profitability Portfolio	99,697
DFA Real Estate Securities Portfolio	67,624

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

86

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$1,818	—	—	—	$1,818
U.S. Large Cap Equity Portfolio
Common Stocks	32,013	—	—	—	32,013
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	256,477	—	—	—	256,477
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	284,981	—	—	—	284,981
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	250,453	—	—	—	250,453
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	349,629	—	—	—	349,629
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	108,040	—	—	—	108,040
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	719,893	—	—	—	719,893
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	421,324	—	—	—	421,324
U.S. High Relative Profitability Portfolio
Common Stocks	7,671	—	—	—	7,671
DFA Real Estate Securities Portfolio
Common Stocks	156,749	—	—	—	156,749

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

87

N. In-Kind Redemptions:

During the six months ended April 30, 2021, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:

U.S. Large Cap Equity Portfolio	$11,794

O. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

P. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolios’ performance.

Q. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

88

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	69%
U.S. Large Cap Equity Portfolio-Institutional Class	4	85%
U.S. Large Cap Value Portfolio-Institutional Class	3	68%
U.S. Targeted Value Portfolio-Class R1	2	82%
U.S. Targeted Value Portfolio-Class R2	5	86%
U.S. Targeted Value Portfolio-Institutional Class	3	57%
U.S. Small Cap Value Portfolio-Institutional Class	4	74%
U.S. Core Equity 1 Portfolio-Institutional Class	4	74%
U.S. Core Equity 2 Portfolio-Institutional Class	5	83%
U.S. Vector Equity Portfolio-Institutional Class	5	86%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	85%
DFA Real Estate Securities Portfolio-Institutional Class	4	70%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (“the Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

89

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

R. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,262.00	0.32%	$1.79

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CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Corporate	26.7%
Government	40.4%
Foreign Corporate	18.5%
Foreign Government	11.9%
Supranational	2.5%

100.0%

93

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (45.1%)
AUSTRALIA — (0.4%)
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω 1.045%, 11/23/21		2,000	$2,009,333
Glencore Funding, LLC
Ω 4.125%, 03/12/24		2,225	2,408,198
Westpac Banking Corp.
2.100%, 05/13/21		1,000	1,000,517

TOTAL AUSTRALIA			5,418,048

CANADA — (9.9%)
Bank of Montreal
1.610%, 10/28/21	CAD	2,500	2,047,289
Bank of Nova Scotia (The)
1.900%, 12/02/21	CAD	2,500	2,053,228
1.830%, 04/27/22	CAD	17,000	14,028,613
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.100%, FRN
(r)Ω 0.538%, 09/15/22	CAD	10,000	8,173,697
Canadian Government Bond
2.250%, 03/01/24	CAD	24,000	20,524,818
Canadian Imperial Bank of Commerce
2.040%, 03/21/22	CAD	25,000	20,639,873
Canadian Natural Resources, Ltd.
2.950%, 01/15/23		750	778,029
Enbridge, Inc.
4.000%, 10/01/23		7,000	7,492,944
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.635%, 04/14/23	CAD	480	393,587
National Bank of Canada
2.100%, 02/01/23		2,500	2,570,787
Nutrien, Ltd.
3.625%, 03/15/24		3,300	3,549,734
Province of Alberta Canada
1.350%, 09/01/21	CAD	15,000	12,249,685
Province of Quebec Canada
2.250%, 02/22/24	CAD	9,000	7,657,194
Suncor Energy, Inc.
2.800%, 05/15/23		6,900	7,195,879

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Toronto-Dominion Bank (The)
2.850%, 03/08/24	CAD	25,000	$21,411,748

TOTAL CANADA			130,767,105

DENMARK — (0.6%)
Danske Bank A.S.
Ω 5.000%, 01/12/22		784	807,146
Ω 2.700%, 03/02/22		1,000	1,019,478
Ω 5.375%, 01/12/24		5,000	5,569,776
5.375%, 01/12/24		1,000	1,113,955

TOTAL DENMARK			8,510,355

FRANCE — (1.3%)
BNP Paribas SA
Ω 2.950%, 05/23/22		2,000	2,054,521
Credit Agricole SA
Ω 3.375%, 01/10/22		1,620	1,653,578
Sanofi
0.875%, 09/22/21	EUR	5,000	6,021,648
Societe Generale SA
Ω 3.250%, 01/12/22		1,000	1,019,382
Ω 3.875%, 03/28/24		6,000	6,485,457

TOTAL FRANCE			17,234,586

GERMANY — (1.7%)
Bayer US Finance II LLC
Ω 3.875%, 12/15/23		3,500	3,763,134
Daimler Finance North America LLC
Ω 2.550%, 08/15/22		1,100	1,129,234
Deutsche Bahn Finance GMBH
4.375%, 09/23/21	EUR	175	214,356
Deutsche Bank AG
3.375%, 05/12/21		2,388	2,389,528
4.250%, 10/14/21		1,300	1,321,996
3.950%, 02/27/23		1,695	1,787,102
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	45,000	5,463,510
Siemens Financieringsmaatschappij NV
2.900%, 05/27/22		1,000	1,028,157
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		850	866,286

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DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GERMANY — (Continued)
Ω 2.700%, 09/26/22	4,000	$4,123,396

TOTAL GERMANY		22,086,699

JAPAN — (1.0%)
American Honda Finance Corp.
1.950%, 05/20/22	1,500	1,525,685
Mitsubishi UFJ Financial Group, Inc.
# 2.190%, 09/13/21	1,000	1,006,894
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.060%, FRN
(r) 1.244%, 09/13/21	2,500	2,508,665
Mizuho Financial Group, Inc.
2.953%, 02/28/22	500	510,977
2.601%, 09/11/22	2,173	2,239,330
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.324%, 09/13/21	560	562,296
Nissan Motor Acceptance Corp.
1.900%, 09/14/21	150	150,664
Nissan Motor Co., Ltd.
3.043%, 09/15/23	770	805,606
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.330%, 10/19/21	3,520	3,537,133

TOTAL JAPAN		12,847,250

NETHERLANDS — (1.5%)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.310%, 01/12/24	6,700	6,704,516
ING Groep NV
3.550%, 04/09/24	5,000	5,405,810
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.254%, 12/15/21	5,000	5,001,946
NXP B.V. / NXP Funding LLC
Ω 4.875%, 03/01/24	1,600	1,775,552

	Face Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Shell International Finance BV
1.875%, 05/10/21		1,263	$1,263,356

TOTAL NETHERLANDS			20,151,180

NORWAY — (2.2%)
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	230,000	29,433,037

SINGAPORE — (2.2%)
Singapore Government Bond
2.000%, 02/01/24	SGD	35,000	27,329,325
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	2,000	2,415,873

TOTAL SINGAPORE			29,745,198

SPAIN — (0.2%)
Santander Holdings USA, Inc.
3.400%, 01/18/23		2,000	2,085,855

SUPRANATIONAL ORGANIZATION OBLIGATIONS —(1.9%)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.276%, 08/19/22		1,500	1,503,045
European Investment Bank
1.500%, 01/26/24	NOK	119,170	14,541,489
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.140%, 01/13/23		8,700	8,703,741

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,748,275

SWITZERLAND — (0.3%)
Credit Suisse AG
3.000%, 10/29/21		500	506,524
Nestle Finance International, Ltd.
2.125%, 09/10/21	EUR	2,875	3,487,203

TOTAL SWITZERLAND			3,993,727

UNITED KINGDOM — (1.4%)
CNH Industrial Capital LLC
3.875%, 10/15/21		430	436,233

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
4.375%, 04/05/22	1,460	$1,509,806
1.950%, 07/02/23	4,000	4,112,049
HSBC Holdings P.L.C.
3.600%, 05/25/23	3,200	3,407,782
Lloyds Banking Group P.L.C.
3.100%, 07/06/21	1,000	1,004,930
3.000%, 01/11/22	5,400	5,499,799
NatWest Markets P.L.C.
Ω 2.375%, 05/21/23	2,900	3,012,320

TOTAL UNITED KINGDOM		18,982,919

UNITED STATES — (20.5%)
AbbVie, Inc.
2.900%, 11/06/22	6,500	6,741,388
Aetna, Inc.
2.750%, 11/15/22	886	911,525
Air Lease Corp.
2.250%, 01/15/23	2,414	2,476,461
American Express Co.
2.500%, 08/01/22	3,569	3,659,861
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22	6,000	6,215,552
Bank of America Corp.
3.300%, 01/11/23	5,000	5,252,744
Boeing Co. (The)
2.200%, 10/30/22	3,500	3,559,047
2.800%, 03/01/23	4,000	4,143,546
Boston Scientific Corp.
3.450%, 03/01/24	2,000	2,145,561
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	8,000	8,567,748
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	2,000	2,059,705
4.350%, 03/15/24	5,000	5,475,323
Capital One Financial Corp.
4.750%, 07/15/21	4,110	4,146,661
Cardinal Health, Inc.
3.200%, 06/15/22	4,654	4,791,612
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 0.456%, 09/07/21	1,800	1,801,299
CenterPoint Energy, Inc.
3.850%, 02/01/24	2,000	2,168,275
Cigna Corp.
3.750%, 07/15/23	1,163	1,241,818
Citigroup, Inc.
4.500%, 01/14/22	195	200,744

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Discovery Communications LLC
3.800%, 03/13/24	8,000	$8,621,187
Dollar Tree, Inc.
3.700%, 05/15/23	7,278	7,724,234
DuPont de Nemours, Inc.
2.169%, 05/01/23	7,900	7,929,034
Eastman Chemical Co.
3.500%, 12/01/21	400	407,253
3.600%, 08/15/22	1,725	1,780,557
eBay, Inc.
2.750%, 01/30/23	3,800	3,948,913
Edison International
2.400%, 09/15/22	2,400	2,448,073
2.950%, 03/15/23	1,522	1,575,617
Energy Transfer Partners L.P. / Regency Energy Finance Corp.
# 4.500%, 11/01/23	9,000	9,683,037
General Motors Financial Co., Inc.
3.550%, 07/08/22	1,088	1,125,044
3.250%, 01/05/23	4,350	4,526,700
5.200%, 03/20/23	1,753	1,898,642
Global Payments, Inc.
3.750%, 06/01/23	4,000	4,234,051
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	1,000	1,011,530
5.750%, 01/24/22	1,000	1,039,392
3.625%, 01/22/23	1,503	1,586,842
3.200%, 02/23/23	4,500	4,719,420
Harley-Davidson Financial Services, Inc.
Ω 3.350%, 02/15/23	1,200	1,254,106
Hewlett Packard Enterprise Co.
1.450%, 04/01/24	10,000	10,201,752
JPMorgan Chase & Co.
4.350%, 08/15/21	750	758,823
3.250%, 09/23/22	4,112	4,281,243
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22	2,120	2,199,107
Kinder Morgan, Inc.
Ω 5.625%, 11/15/23	4,336	4,806,372
Kroger Co. (The)
2.950%, 11/01/21	2,334	2,358,948
Laboratory Corp. of America Holdings
3.750%, 08/23/22	3,118	3,223,477
LyondellBasell Industries NV
5.750%, 04/15/24	8,000	9,043,904
Marathon Petroleum Corp.
4.500%, 05/01/23	7,370	7,895,584

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Micron Technology, Inc.
2.497%, 04/24/23		7,100	$7,356,202
Morgan Stanley
3.125%, 01/23/23		7,700	8,061,207
3.875%, 04/29/24		2,832	3,091,524
Mylan, Inc.
Ω 3.125%, 01/15/23		5,000	5,200,549
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.375%, FRN
(r) 0.574%, 06/30/21		1,800	1,801,035
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		1,900	1,960,525
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 4.250%, 01/17/23		4,000	4,244,876
Ω 4.125%, 08/01/23		2,022	2,170,920
Philip Morris International, Inc.
2.900%, 11/15/21		5,159	5,235,055
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,153	1,403,366
Raytheon Technologies Corp.
3.200%, 03/15/24		4,040	4,312,936
Ryder System, Inc.
3.650%, 03/18/24		8,033	8,667,951
Southwest Airlines Co.
4.750%, 05/04/23		4,750	5,137,301
Stellantis NV
5.250%, 04/15/23		7,040	7,631,219
Utah Acquisition Sub, Inc.
3.150%, 06/15/21		1,214	1,216,586
Valero Energy Corp.
2.700%, 04/15/23		6,000	6,238,181
1.200%, 03/15/24		2,000	2,010,530
VMware, Inc.
2.950%, 08/21/22		4,000	4,119,826
Waste Management, Inc.
2.400%, 05/15/23		2,207	2,290,876
Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r) 1.201%, 07/26/21		3,000	3,006,492
Williams Cos., Inc. (The)
3.700%, 01/15/23		7,000	7,316,686
Williams Partners LP
3.350%, 08/15/22		995	1,024,705

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zoetis, Inc., Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.622%, 08/20/21	994	$994,941

TOTAL UNITED STATES		270,335,201

TOTAL BONDS		596,339,435

U.S. TREASURY OBLIGATIONS — (30.6%)
U.S. Treasury Bill
~« 0.035%, 06/01/21	15,000	14,999,879
U.S. Treasury Notes
0.250%, 03/15/24	137,000	136,764,531
~« 2.125%, 03/31/24	150,000	157,822,266
0.375%, 04/15/24	22,000	22,027,500
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.055%, FRN,
0.075%, 07/31/22	6,000	6,002,872
(r)~«3M USTMMR + 0.055%, FRN,
0.075%, 10/31/22	32,000	32,016,031
(r) 3M USTMMR + 0.049%, FRN,
0.069%, 01/31/23	34,000	34,013,146

TOTAL U.S. TREASURY OBLIGATIONS		403,646,225

TOTAL INVESTMENT SECURITIES (Cost $992,430,289)		999,985,660

COMMERCIAL PAPER — (24.3%)
Banque Et Caisse d’Epargne de l’Etat
0.150%, 06/10/21	26,000	25,997,898
BNG Bank N.V.
Ω 0.150%, 06/01/21	10,000	9,999,262
Caisse Des Depots Et Consignations
Ω 0.137%, 05/04/21	20,000	19,999,867
Ω 0.130%, 06/01/21	9,000	8,999,352
CDP Financial, Inc.
Ω 0.152%, 06/03/21	8,500	8,499,486
Ω 0.140%, 08/24/21	10,000	9,997,003
Commonwealth Bank Of Australia
Ω 0.132%, 05/05/21	3,500	3,499,964
DNB Bank ASA
Ω 0.160%, 06/25/21	16,500	16,498,024

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
DNB NOR Bank ASA
Ω 0.160%, 07/30/21	10,000	$9,997,447
Exxon Mobil Corp.
0.200%, 05/24/21	14,000	13,999,533
0.190%, 07/21/21	9,500	9,498,550
FMS Wertmanagement
Ω 0.140%, 05/06/21	13,750	13,749,885
KFW International Finance, Inc.
Ω 0.130%, 05/21/21	5,250	5,249,786
Ω 0.132%, 06/04/21	18,500	18,498,507
National Australia Bank, Ltd.
Ω 0.140%, 05/04/21	14,500	14,499,918
Nederlandse Waterschapsbank NV
Ω 0.140%, 06/03/21	14,500	14,498,672
Nordea Bank Abp
Ω 0.125%, 05/24/21	6,100	6,099,667
NRW Bank
Ω 0.142%, 05/04/21	7,250	7,249,960
Ω 0.127%, 05/26/21	8,750	8,749,551
Royal Bank of Canada
0.142%, 08/26/21	10,500	10,495,904
Skandinaviska Enskilda Banken AG
Ω 0.170%, 07/23/21	2,250	2,249,338

	Face Amount^	Value†
	(000)
Svenska Handelsbanken AB
Ω 0.160%, 08/23/21	28,000	$27,988,551
Swedbank AB
0.175%, 08/24/21	12,000	11,995,476
SwedBank AB
0.175%, 08/25/21	10,500	10,495,973
Total Capital Canada, Ltd.
Ω 0.220%, 05/03/21	23,000	22,999,896
Ω 0.180%, 07/26/21	3,500	3,499,163
Ω 0.173%, 08/18/21	5,000	4,998,274

TOTAL COMMERCIAL PAPER (Cost $320,111,292)		320,304,907

	Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	52,623	608,847

TOTAL INVESTMENTS —(100.0%) (Cost $1,313,150,390)		$1,320,899,414

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	50,722,723	NOK	414,635,122	State Street Bank and Trust	06/14/21	$907,764

Total Appreciation						$907,764
USD	9,592,148	NOK	80,832,061	Bank of America Corp.	05/04/21	$(118,576)
USD	9,484,799	NOK	80,414,369	Barclays Capital	05/04/21	(175,745)
USD	19,742,601	NOK	167,047,672	Citibank, N.A.	05/04/21	(325,597)
USD	10,104,855	NOK	85,520,247	JP Morgan	05/04/21	(169,082)
NOK	413,814,349	USD	50,620,162	State Street Bank and Trust	05/04/21	(906,761)
USD	13,615,075	EUR	11,369,894	Bank of America Corp.	06/02/21	(62,136)
USD	107,649,276	CAD	134,823,872	Citibank, N.A.	06/07/21	(2,046,866)
USD	27,139,482	SGD	36,571,861	Goldman Sachs International	06/29/21	(337,349)

Total (Depreciation)						$(4,142,112)

Total Appreciation (Depreciation)						$(3,234,348)

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	294	07/14/21	$8,074,554	$9,896,775	$1,822,221
CBOT Soybean Futures	112	07/14/21	7,959,695	8,591,800	632,105
CBOT Soybean Meal Futures	108	07/14/21	4,442,825	4,601,880	159,055
CBOT Soybean Oil Futures	158	07/14/21	4,978,294	5,914,572	936,278
CBOT Wheat Futures	117	07/14/21	3,662,239	4,298,287	636,048
CME Lean Hogs Futures	81	06/14/21	3,259,435	3,555,090	295,655
CME Live Cattle Futures	109	06/30/21	5,259,774	5,082,670	(177,104)
COMEX Copper Futures	76	07/28/21	7,816,703	8,489,200	672,497
COMEX Gold 100 Troy Oz. Futures	100	06/28/21	17,181,106	17,677,000	495,894
COMEX Silver Futures	42	07/28/21	5,339,049	5,433,330	94,281
ICE Brent Crude Oil Futures	164	05/28/21	10,344,425	10,948,640	604,215
ICE Gasoil Futures	78	07/12/21	3,972,638	4,182,750	210,112
KCBT Hard Red Winter Wheat Futures	68	07/14/21	1,942,758	2,391,900	449,142
LME Nickel Futures	43	07/19/21	4,331,465	4,560,150	228,685
LME Nickel Futures	33	05/17/21	3,443,249	3,494,700	51,451
LME Primary Aluminium Futures	108	05/17/21	5,588,056	6,454,350	866,294
LME Primary Aluminium Futures	141	07/19/21	8,053,536	8,447,663	394,127
LME Zinc Futures	59	05/17/21	3,976,179	4,301,838	325,659
LME Zinc Futures	77	07/19/21	5,491,985	5,633,994	142,009
NYBOT CSC ’C’ Coffee Futures	78	07/20/21	3,802,823	4,137,413	334,590
NYBOT CSC No. 11 World Sugar Futures	222	06/30/21	3,733,607	4,221,907	488,300
NYBOT CTN No. 2 Cotton Futures	49	07/08/21	1,992,317	2,157,960	165,643
NYMEX Henry Hub Natural Gas Futures	390	06/28/21	10,473,192	11,614,200	1,141,008
NYMEX NY Harbor ULSD Futures	42	06/30/21	3,205,524	3,394,642	189,118
NYMEX Reformulated Gasoline Blend Futures	45	06/30/21	3,737,008	3,906,063	169,055
WTI Crude Futures	208	06/22/21	12,535,245	13,203,840	668,595

Total			$154,597,681	$166,592,614	$11,994,933
Short Position contracts:
LME Nickel Futures	(10)	07/19/21	(1,045,815)	(1,060,500)	(14,685)
LME Nickel Futures	(33)	05/17/21	(3,320,311)	(3,494,700)	(174,389)
LME Primary Aluminium Futures	(33)	07/19/21	(1,979,315)	(1,977,113)	2,202
LME Primary Aluminium Futures	(108)	05/17/21	(6,128,513)	(6,454,350)	(325,837)
LME Zinc Futures	(18)	07/19/21	(1,313,919)	(1,317,038)	(3,119)
LME Zinc Futures	(59)	05/17/21	(4,196,109)	(4,301,838)	(105,729)

Total			$(17,983,982)	$(18,605,539)	$(621,557)

Total Futures Contracts			$136,613,699	$147,987,075	$11,373,376

As of April 30, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM			3 Month USD UST 13-Week Bill High
Total Return Index (1)	Bank of America Corp.	USD 167,110,649	Discount Rate plus 0.14%	06/30/21	—	—	$3,698,410	$3,698,410

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD 182,526,367	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/30/21	—	—	$2,943,084	$2,943,084
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD 176,371,100	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/28/21	—	—	677,076	677,076
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD 105,614,139	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/28/21	—	—	984,211	984,211
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD 190,322,713	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/28/21	—	—	(114,213)	(114,213)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD 113,944,275	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/28/21	—	—	358,011	358,011
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD 375,198,991	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/30/21	—	—	736,882	736,882

Total					—	—	$9,283,461	$9,283,461

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$6,697,937
CBOT Corn Futures	6.70%	11,201,079
NYMEX Light Sweet Crude Oil Futures	8.95%	14,952,588
ICE Brent Crude Oil Futures	7.30%	12,202,922
NYBOT CTN No. 2 Cotton Futures	1.47%	2,454,957
COMEX Gold 100 Troy Oz. Futures	11.92%	19,927,362
COMEX Copper Futures	5.74%	9,592,516
NYMEX NY Harbor ULSD Futures	2.29%	3,829,259
NYBOT CSC ’C’ Coffee Futures	2.81%	4,702,537
KCBT Hard Red Winter Wheat Futures	1.63%	2,717,330
LME Primary Aluminum Futures	4.37%	7,298,201
CME Live Cattle Futures	3.49%	5,838,303
CME Lean Hogs Futures	2.40%	4,014,075
LME Nickel Futures	2.33%	3,899,117

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Zinc Futures	2.90%	4,846,640
NYMEX Henry Hub Natural Gas Futures	7.86%	13,141,699
ICE Gasoil Futures	2.82%	4,709,414
CBOT Soybean Futures	5.80%	9,688,697
NYBOT CSC No. 11 World Sugar Futures	2.86%	4,783,213
COMEX Silver Futures	3.64%	6,079,165
CBOT Soybean Meal Futures	3.12%	5,219,624
CBOT Wheat Futures	2.91%	4,855,580
NYMEX Reformulated Gasoline Blend Futures	2.67%	4,458,434

Total Notional Amount		$167,110,649

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$8,912,619
CBOT Corn Futures	7.89%	14,403,965
NYMEX Light Sweet Crude Oil Futures	9.03%	16,480,471
ICE Brent Crude Oil Futures	7.52%	13,722,495
NYBOT CTN No. 2 Cotton Futures	1.81%	3,298,455
COMEX Gold 100 Troy Oz. Futures	9.67%	17,656,058
COMEX Copper Futures	5.83%	10,632,628
NYMEX NY Harbor ULSD Futures	1.86%	3,388,724
NYBOT CSC ’C’ Coffee Futures	2.28%	4,170,491
KCBT Hard Red Winter Wheat Futures	1.31%	2,396,428
LME Primary Aluminum Futures	4.43%	8,085,734
CME Live Cattle Futures	2.81%	5,129,333
CME Lean Hogs Futures	2.92%	5,337,517
LME Nickel Futures	1.89%	3,450,800
LME Zinc Futures	2.35%	4,297,245
NYMEX Henry Hub Natural Gas Futures	7.93%	14,467,997
ICE Gasoil Futures	2.86%	5,212,080
CBOT Soybean Futures	6.97%	12,722,384
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,291,618
COMEX Silver Futures	2.96%	5,395,473
CBOT Soybean Meal Futures	3.74%	6,819,902
CBOT Wheat Futures	2.94%	5,362,185
NYMEX Reformulated Gasoline Blend Futures	3.23%	5,891,765

Total Notional Amount		$182,526,367

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$8,612,060
CBOT Corn Futures	7.89%	13,918,226
NYMEX Light Sweet Crude Oil Futures	9.03%	15,924,707
ICE Brent Crude Oil Futures	7.52%	13,259,737
NYBOT CTN No. 2 Cotton Futures	1.81%	3,187,223
COMEX Gold 100 Troy Oz. Futures	9.67%	17,060,650

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	5.83%	10,274,068
NYMEX NY Harbor ULSD Futures	1.86%	3,274,447
NYBOT CSC ’C’ Coffee Futures	2.28%	4,029,851
KCBT Hard Red Winter Wheat Futures	1.31%	2,315,615
LME Primary Aluminum Futures	4.43%	7,813,062
CME Live Cattle Futures	2.81%	4,956,358
CME Lean Hogs Futures	2.92%	5,157,522
LME Nickel Futures	1.89%	3,334,430
LME Zinc Futures	2.35%	4,152,330
NYMEX Henry Hub Natural Gas Futures	7.93%	13,980,098
ICE Gasoil Futures	2.86%	5,036,315
CBOT Soybean Futures	6.97%	12,293,352
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,113,171
COMEX Silver Futures	2.96%	5,213,523
CBOT Soybean Meal Futures	3.74%	6,589,917
CBOT Wheat Futures	2.94%	5,181,359
NYMEX Reformulated Gasoline Blend Futures	3.23%	5,693,079

Total Notional Amount		$176,371,100

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$4,233,102
CBOT Corn Futures	6.70%	7,079,096
NYMEX Light Sweet Crude Oil Futures	8.95%	9,450,054
ICE Brent Crude Oil Futures	7.30%	7,712,262
NYBOT CTN No. 2 Cotton Futures	1.47%	1,551,536
COMEX Gold 100 Troy Oz. Futures	11.92%	12,594,118
COMEX Copper Futures	5.74%	6,062,482
NYMEX NY Harbor ULSD Futures	2.29%	2,420,097
NYBOT CSC ’C’ Coffee Futures	2.81%	2,972,009
KCBT Hard Red Winter Wheat Futures	1.63%	1,717,356
LME Primary Aluminum Futures	4.37%	4,612,472
CME Live Cattle Futures	3.49%	3,689,815
CME Lean Hogs Futures	2.40%	2,536,901
LME Nickel Futures	2.33%	2,464,247
LME Zinc Futures	2.90%	3,063,083
NYMEX Henry Hub Natural Gas Futures	7.86%	8,305,570
ICE Gasoil Futures	2.82%	2,976,355
CBOT Soybean Futures	5.80%	6,123,269
NYBOT CSC No. 11 World Sugar Futures	2.86%	3,022,997
COMEX Silver Futures	3.64%	3,842,040
CBOT Soybean Meal Futures	3.12%	3,298,809
CBOT Wheat Futures	2.91%	3,068,733
NYMEX Reformulated Gasoline Blend Futures	2.67%	2,817,736

Total Notional Amount		$105,614,139

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$9,293,308
CBOT Corn Futures	7.89%	15,019,210
NYMEX Light Sweet Crude Oil Futures	9.03%	17,184,411
ICE Brent Crude Oil Futures	7.52%	14,308,631
NYBOT CTN No. 2 Cotton Futures	1.81%	3,439,344
COMEX Gold 100 Troy Oz. Futures	9.67%	18,410,211
COMEX Copper Futures	5.83%	11,086,785
NYMEX NY Harbor ULSD Futures	1.86%	3,533,468
NYBOT CSC ’C’ Coffee Futures	2.28%	4,348,628
KCBT Hard Red Winter Wheat Futures	1.31%	2,498,788
LME Primary Aluminum Futures	4.43%	8,431,105
CME Live Cattle Futures	2.81%	5,348,425
CME Lean Hogs Futures	2.92%	5,565,501
LME Nickel Futures	1.89%	3,598,195
LME Zinc Futures	2.35%	4,480,795
NYMEX Henry Hub Natural Gas Futures	7.93%	15,085,976
ICE Gasoil Futures	2.86%	5,434,706
CBOT Soybean Futures	6.97%	13,265,802
NYBOT CSC No. 11 World Sugar Futures	2.90%	5,517,642
COMEX Silver Futures	2.96%	5,625,932
CBOT Soybean Meal Futures	3.74%	7,111,204
CBOT Wheat Futures	2.94%	5,591,223
NYMEX Reformulated Gasoline Blend Futures	3.23%	6,143,423

Total Notional Amount		$190,322,713

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$4,566,984
CBOT Corn Futures	6.70%	7,637,448
NYMEX Light Sweet Crude Oil Futures	8.95%	10,195,411
ICE Brent Crude Oil Futures	7.30%	8,320,554
NYBOT CTN No. 2 Cotton Futures	1.47%	1,673,910
COMEX Gold 100 Troy Oz. Futures	11.92%	13,587,457
COMEX Copper Futures	5.74%	6,540,650
NYMEX NY Harbor ULSD Futures	2.29%	2,610,978
NYBOT CSC ’C’ Coffee Futures	2.81%	3,206,421
KCBT Hard Red Winter Wheat Futures	1.63%	1,852,810
LME Primary Aluminum Futures	4.37%	4,976,273
CME Live Cattle Futures	3.49%	3,980,843
CME Lean Hogs Futures	2.40%	2,736,994
LME Nickel Futures	2.33%	2,658,610
LME Zinc Futures	2.90%	3,304,678
NYMEX Henry Hub Natural Gas Futures	7.86%	8,960,658
ICE Gasoil Futures	2.82%	3,211,110
CBOT Soybean Futures	5.80%	6,606,231
NYBOT CSC No. 11 World Sugar Futures	2.86%	3,261,430
COMEX Silver Futures	3.64%	4,145,074
CBOT Soybean Meal Futures	3.12%	3,558,997

103

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.91%	3,310,774
NYMEX Reformulated Gasoline Blend Futures	2.67%	3,039,980

Total Notional Amount		$113,944,275

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2021:

Referenced Commodity —   Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$15,038,295
CBOT Corn Futures	6.70%	25,148,807
NYMEX Light Sweet Crude Oil Futures	8.95%	33,571,744
ICE Brent Crude Oil Futures	7.30%	27,398,159
NYBOT CTN No. 2 Cotton Futures	1.47%	5,511,901
COMEX Gold 100 Troy Oz. Futures	11.92%	44,741,170
COMEX Copper Futures	5.74%	21,537,240
NYMEX NY Harbor ULSD Futures	2.29%	8,597,503
NYBOT CSC ’C’ Coffee Futures	2.81%	10,558,196
KCBT Hard Red Winter Wheat Futures	1.63%	6,100,985
LME Primary Aluminum Futures	4.37%	16,386,016
CME Live Cattle Futures	3.49%	13,108,234
CME Lean Hogs Futures	2.40%	9,012,454
LME Nickel Futures	2.33%	8,754,347
LME Zinc Futures	2.90%	10,881,740
NYMEX Henry Hub Natural Gas Futures	7.86%	29,505,913
ICE Gasoil Futures	2.82%	10,573,636
CBOT Soybean Futures	5.80%	21,753,188
NYBOT CSC No. 11 World Sugar Futures	2.86%	10,739,332
COMEX Silver Futures	3.64%	13,649,019
CBOT Soybean Meal Futures	3.12%	11,719,167
CBOT Wheat Futures	2.91%	10,901,811
NYMEX Reformulated Gasoline Blend Futures	2.67%	10,010,134

Total Notional Amount		$375,198,991

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$5,418,048	—	$5,418,048
Canada	—	130,767,105	—	130,767,105
Denmark	—	8,510,355	—	8,510,355
France	—	17,234,586	—	17,234,586
Germany	—	22,086,699	—	22,086,699
Japan	—	12,847,250	—	12,847,250
Netherlands	—	20,151,180	—	20,151,180
Norway	—	29,433,037	—	29,433,037
Singapore	—	29,745,198	—	29,745,198
Spain	—	2,085,855	—	2,085,855
Supranational Organization Obligations	—	24,748,275	—	24,748,275

104

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$3,993,727	—	$3,993,727
United Kingdom	—	18,982,919	—	18,982,919
United States	—	270,335,201	—	270,335,201
U.S. Treasury Obligations	—	403,646,225	—	403,646,225
Commercial Paper	—	320,304,907	—	320,304,907
Securities Lending Collateral	—	608,847	—	608,847
Forward Currency Contracts**	—	(3,234,348)	—	(3,234,348)
Futures Contracts**	$11,373,376	—	—	11,373,376
Swap Agreements**	—	9,283,461	—	9,283,461

TOTAL	$11,373,376	$1,326,948,527	—	$1,338,321,903

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $610 of securities on loan)	$1,320,290
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $609)	609
Foreign Currencies at Value	146
Cash	144,068
Receivables:
Dividends and Interest	4,139
Securities Lending Income	6
Fund Shares Sold	1,208
Futures Margin Variation	1,671
Unrealized Gain on Swap Contracts	9,398
Unrealized Gain on Forward Currency Contracts	908
Prepaid Expenses and Other Assets	36

Total Assets	1,482,479

LIABILITIES:
Payables:
Upon Return of Securities Loaned	627
Investment Securities Purchased	3,094
Fund Shares Redeemed	1,298
Due to Advisor	320
Unrealized Loss on Swap Contracts	114
Unrealized Loss on Forward Currency Contracts	4,142
Accrued Expenses and Other Liabilities	324

Total Liabilities	9,919

NET ASSETS	$1,472,560

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	234,051,542

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.29

Investment Securities at Cost	$1,312,541

Foreign Currencies at Cost	$145

NET ASSETS CONSIST OF:
Paid-In Capital	$1,202,874
Total Distributable Earnings (Loss)	269,686

NET ASSETS	$1,472,560

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$3,655
Income from Securities Lending	7

Total Investment Income	3,662

Expenses
Investment Management Fees	2,190
Accounting & Transfer Agent Fees	103
Custodian Fees	20
Filing Fees	49
Shareholders’ Reports	48
Directors’/Trustees’ Fees & Expenses	10
Professional Fees	12
Other	18

Total Expenses	2,450

Fees Waived, Expenses Reimbursed by Advisor (Note D)	484
Fees Paid Indirectly (Note D)	6

Net Expenses	1,960

Net Investment Income (Loss)	1,702

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	4,019
Futures	13,398
Swap Contracts	237,349
Foreign Currency Transactions	28
Forward Currency Contracts	(1,962)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,948
Futures	11,253
Swap Contracts	25,348
Translation of Foreign Currency-Denominated Amounts	8
Forward Currency Contracts	(3,604)

Net Realized and Unrealized Gain (Loss)	287,785

Net Increase (Decrease) in Net Assets Resulting from Operations	$289,487

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,702	$14,236
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	4,019	(8,646)
Affiliated Investment Companies Shares Sold	—	8
Futures	13,398	(1,240)
Swap Contracts	237,349	(130,322)
Foreign Currency Transactions	28	20
Forward Currency Contracts	(1,962)	950
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,948	6,480
Affiliated Investment Companies Shares	—	(1)
Futures	11,253	(563)
Swap Contracts	25,348	(7,261)
Translation of Foreign Currency-Denominated Amounts	8	(6)
Forward Currency Contracts	(3,604)	2,997

Net Increase (Decrease) in Net Assets Resulting from Operations	289,487	(123,348)

Distributions:
Institutional Class Shares	(3,525)	(16,600)
Capital Share Transactions (1):
Shares Issued	275,006	438,853
Shares Issued in Lieu of Cash Distributions	3,293	15,097
Shares Redeemed	(188,128)	(796,619)

Net Increase (Decrease) from Capital Share Transactions	90,171	(342,669)

Total Increase (Decrease) in Net Assets	376,133	(482,617)
Net Assets
Beginning of Period	1,096,427	1,579,044

End of Period	$1,472,560	$1,096,427

(1) Shares Issued and Redeemed:
Shares Issued	48,675	92,161
Shares Issued in Lieu of Cash Distributions	622	2,780
Shares Redeemed	(34,558)	(165,027)

Net Increase (Decrease) from Shares Issued and Redeemed	14,739	(70,086)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$5.00		$5.46	$5.68	$5.98	$5.88	$5.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01		0.06	0.11	0.10	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	1.30		(0.46)	(0.22)	(0.25)	0.11	(0.07)

Total from Investment Operations	1.31		(0.40)	(0.11)	(0.15)	0.18	(0.02)

Less Distributions:
Net Investment Income	(0.02)		(0.06)	(0.11)	(0.15)	(0.08)	(0.03)

Total Distributions	(0.02)		(0.06)	(0.11)	(0.15)	(0.08)	(0.03)

Net Asset Value, End of Period	$6.29		$5.00	$5.46	$5.68	$5.98	$5.88

Total Return	26.20	%(B)	(7.41%)	(1.99%)	(2.43%)	3.15%	(0.26%)

Net Assets, End of Period (thousands)	$1,472,560		$1,096,427	$1,579,044	$1,995,988	$1,728,321	$1,598,097
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.33%	0.33%	0.32%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.41%	0.41%	0.39%	0.39%	0.40%
Ratio of Net Investment Income to Average Net Assets	0.28	%(C)	1.15%	1.99%	1.61%	1.17%	0.95%
Portfolio Turnover Rate	88	%(B)	71%	38%	78%	102%	159%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

109

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

110

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

111

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2021, the Portfolio held a $335,956,003 investment in the Subsidiary, representing 22.81% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the Fee “Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2021, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2021, approximately $484 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
DFA Commodity Strategy Portfolio	$6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$29

F. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$518,576	$488,318	$308,245	$239,050

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$3,285	$318,861	$321,537	—	—	$609	53	$2	—

Total	$3,285	$318,861	$321,537	—	—	$609	53	$2	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
DFA Commodity Strategy Portfolio
2019	$36,041	—	—	$36,041
2020	16,600	—	—	16,600

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA Commodity Strategy Portfolio	$(379)	—	$(379)

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As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA Commodity Strategy Portfolio	$2,941	—	$(6,697)	$(12,444)	$(16,200)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,697	$6,697

During the year ended October 31, 2020, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Commodity Strategy Portfolio	$664

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA Commodity Strategy Portfolio	$2,498,653	$7,991	$(1,138,617)	$(1,130,626)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward
	Currency		Swap
	Contracts*	Futures**	Contracts***
DFA Commodity Strategy Portfolio	$203,577	$109,961	$1,136,558

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$22,480	$908	$12,174	$9,398

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(5,057)	$(4,142)	$(801)	$(114)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$248,785	$(1,962)	$13,398	$237,349

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$32,997	$(3,604)	$11,253	$25,348

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Consolidated				of	Consolidated
		Assets	Statement of Assets				Liabilities	Statement of Assets
		Presented	and Liabilities				Presented	and Liabilities
		in the					in the
	Gross	Consolidated				Gross	Consolidated
	Amounts of	Statement				Amounts of	Statement
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	$358	$358	$(114)	—	$244	$114	$114	$(114)	—	—
Bank of America Corp	6,641	6,641	(181)	—	6,460	181	181	(181)	—	—
Citibank, N.A	1,661	1,661	(1,661)	—	—	2,372	2,372	(1,661)	—	$711
JP Morgan	—	—	—	—	—	169	169	—	—	169
Barclays Capital	—	—	—	—	—	176	176	—	—	176
Goldman Sachs International	—	—	—	—	—	337	337	—	—	337
State Street Bank and Trust	908	908	(907)	—	1	907	907	(907)	—	—
UBS AG	737	737	—	—	737	—	—	—	—	—

Total	$10,305	$10,305	$(2,863)	—	$7,442	$4,256	$4,256	$(2,863)	—	$1,393

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

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$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2021.

J. Securities Lending:

As of April 30, 2021, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

121

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Commodity Strategy Portfolio
Bonds	$627	—	—	—	$627

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

122

On December 3, 2020, the SEC adopted new rule 2a-5 (the Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

N. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	61%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

123

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,288.80	0.08%	$0.45
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

124

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	11.2%
Consumer Discretionary	12.7%
Consumer Staples	6.0%
Energy	2.7%
Financials	11.4%
Health Care	12.8%
Industrials	8.7%
Information Technology	26.7%
Materials	2.7%
Real Estate	2.5%
Utilities	2.6%

100.0%

125

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (11.2%)
* Alphabet, Inc., Class A	97,340	$229,089,690	2.0%
* Alphabet, Inc., Class C	93,299	224,861,786	2.0%
AT&T, Inc.	2,308,361	72,505,619	0.6%
Comcast Corp., Class A	1,479,579	83,078,361	0.7%
* Facebook, Inc., Class A	778,579	253,100,461	2.2%
* Netflix, Inc.	143,353	73,607,465	0.7%
Verizon Communications, Inc.	1,339,408	77,404,388	0.7%
* Walt Disney Co. (The)	587,552	109,296,423	1.0%
Other Securities		156,732,988	1.2%

TOTAL COMMUNICATION SERVICES		1,279,677,181	11.1%

CONSUMER DISCRETIONARY — (12.6%)
* Amazon.com, Inc.	138,542	480,383,302	4.2%
Home Depot, Inc. (The)	348,467	112,788,314	1.0%
McDonald’s Corp.	241,322	56,971,298	0.5%
NIKE, Inc., Class B	411,544	54,578,965	0.5%
* Tesla, Inc.	248,543	176,326,346	1.5%
Other Securities		569,557,216	4.9%

TOTAL CONSUMER DISCRETIONARY		1,450,605,441	12.6%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	1,255,328	67,762,605	0.6%
Costco Wholesale Corp.	143,275	53,311,195	0.5%
PepsiCo, Inc.	446,542	64,373,495	0.6%
Procter & Gamble Co. (The)	797,037	106,340,677	0.9%
Walmart, Inc.	448,724	62,780,975	0.6%
Other Securities		328,173,798	2.8%

TOTAL CONSUMER STAPLES		682,742,745	6.0%

ENERGY — (2.7%)
Chevron Corp.	623,517	64,265,897	0.6%
Exxon Mobil Corp.	1,370,265	78,433,969	0.7%
Other Securities		163,736,542	1.4%

TOTAL ENERGY		306,436,408	2.7%

FINANCIALS — (11.4%)
Bank of America Corp.	2,459,011	99,663,716	0.9%
* Berkshire Hathaway, Inc., Class B	617,147	169,684,568	1.5%
JPMorgan Chase & Co.	987,691	151,916,753	1.3%
Wells Fargo & Co.	1,338,099	60,281,360	0.5%
Other Securities		829,337,260	7.2%

TOTAL FINANCIALS		1,310,883,657	11.4%

HEALTH CARE — (12.8%)
Abbott Laboratories.	573,396	68,853,392	0.6%
AbbVie, Inc.	571,569	63,729,944	0.6%
Danaher Corp.	205,164	52,099,346	0.5%
Johnson & Johnson	850,833	138,456,054	1.2%

126

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Medtronic P.L.C.	436,335	$57,124,978	0.5%
Merck & Co., Inc.	818,995	61,015,128	0.5%
Pfizer, Inc.	1,805,329	69,775,966	0.6%
Thermo Fisher Scientific, Inc.	127,460	59,935,516	0.5%
UnitedHealth Group, Inc.	305,974	122,022,431	1.1%
Other Securities		770,995,075	6.7%

TOTAL HEALTH CARE		1,464,007,830	12.8%

INDUSTRIALS — (8.7%)
Honeywell International, Inc.	225,115	50,209,650	0.4%
Other Securities		949,283,411	8.3%

TOTAL INDUSTRIALS		999,493,061	8.7%

INFORMATION TECHNOLOGY — (26.6%)
Accenture P.L.C., Class A	205,288	59,527,361	0.5%
* Adobe, Inc.	155,145	78,866,409	0.7%
Apple, Inc.	5,107,825	671,474,674	5.8%
Broadcom, Inc.	132,132	60,278,618	0.5%
Cisco Systems, Inc.	1,366,479	69,567,446	0.6%
Intel Corp.	1,315,084	75,656,783	0.7%
Mastercard, Inc., Class A	283,790	108,424,807	0.9%
Microsoft Corp.	2,441,213	615,625,094	5.4%
NVIDIA Corp.	200,677	120,482,457	1.0%
* PayPal Holdings, Inc.	379,078	99,428,369	0.9%
QUALCOMM, Inc.	367,693	51,035,788	0.4%
* salesforce.com, Inc.	297,046	68,415,635	0.6%
Texas Instruments, Inc.	297,857	53,766,167	0.5%
# Visa, Inc., Class A	548,987	128,221,404	1.1%
Other Securities		795,017,738	7.0%

TOTAL INFORMATION TECHNOLOGY		3,055,788,750	26.6%

MATERIALS — (2.7%)
Linde P.L.C.	169,228	48,372,132	0.4%
Other Securities		260,878,228	2.3%

TOTAL MATERIALS.		309,250,360	2.7%

REAL ESTATE — (2.5%)
Other Securities		289,794,602	2.5%

UTILITIES — (2.6%)
NextEra Energy, Inc.	634,359	49,169,166	0.4%
Other Securities		253,798,394	2.2%

TOTAL UTILITIES		302,967,560	2.6%

TOTAL COMMON STOCKS (Cost $3,168,191,845)		11,451,647,595	99.7%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	1,622,618	18,773,688	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,186,963,689)		$11,470,421,283	99.9%

127

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2021, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	150	06/18/21	$31,321,935	$31,308,000	$(13,935)

Total Futures Contracts			$31,321,935	$31,308,000	$(13,935)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,279,677,181	—	—	$1,279,677,181
Consumer Discretionary	1,450,605,441	—	—	1,450,605,441
Consumer Staples	682,742,745	—	—	682,742,745
Energy	306,436,408	—	—	306,436,408
Financials	1,310,883,657	—	—	1,310,883,657
Health Care	1,464,007,830	—	—	1,464,007,830
Industrials	999,493,061	—	—	999,493,061
Information Technology	3,055,788,750	—	—	3,055,788,750
Materials	309,250,360	—	—	309,250,360
Real Estate	289,794,602	—	—	289,794,602
Utilities	302,967,560	—	—	302,967,560
Securities Lending Collateral	—	$18,773,688	—	18,773,688
Futures Contracts**	(13,935)	—	—	(13,935)

TOTAL	$11,451,633,660	$18,773,688	—	$11,470,407,348

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $149,676 of securities on loan)	$11,451,648
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,772)	18,774
Segregated Cash for Futures Contracts	1,650
Cash	13
Receivables:
Investment Securities Sold	25,044
Dividends and Interest	8,184
Securities Lending Income	16
Fund Shares Sold	12,319
Prepaid Expenses and Other Assets	80

Total Assets	11,517,728

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,854
Fund Shares Redeemed	9,164
Due to Advisor	489
Line of Credit	1,864
Futures Margin Variation	269
Accrued Expenses and Other Liabilities	1,748

Total Liabilities	32,388

NET ASSETS	$11,485,340

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,485,340 and shares outstanding of 366,112,042	$31.37

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,168,192

NET ASSETS CONSIST OF:
Paid-In Capital	$2,807,218
Total Distributable Earnings (Loss)	8,678,122

NET ASSETS	$11,485,340

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands )

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$87,447
Income from Securities Lending	129

Total Investment Income	87,576

Fund Expenses
Investment Management Fees	3,224
Accounting & Transfer Agent Fees	899
S&P 500® Fees	48
Custodian Fees	62
Filing Fees	87
Shareholders’ Reports	93
Directors’/Trustees’ Fees & Expenses	86
Professional Fees	64
Previously Waived Fees Recovered by Advisor (Note C)	17
Other	106

Total Fund Expenses	4,686

Fees Waived, Expenses Reimbursed by Advisor (Note C)	387

Net Expenses	4,299

Net Investment Income (Loss)	83,277

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	463,835
Affiliated Investment Companies Shares Sold	1
Futures	4,437
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,139,267
Affiliated Investment Companies Shares	(5)
Futures	392

Net Realized and Unrealized Gain (Loss)	2,607,927

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,691,204

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,277	$176,322
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	463,835	293,769
Affiliated Investment Companies Shares Sold	1	(79)
Futures	4,437	5,519
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,139,267	437,733
Affiliated Investment Companies Shares	(5)	(2)
Futures	392	(629)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,691,204	912,633

Distributions:
Institutional Class Shares	(322,865)	(239,888)
Capital Share Transactions (1):
Shares Issued	659,334	1,829,642
Shares Issued in Lieu of Cash Distributions	300,218	221,900
Shares Redeemed	(1,405,312)	(2,947,917)

Net Increase (Decrease) from Capital Share Transactions	(445,760)	(896,375)

Total Increase (Decrease) in Net Assets	1,922,579	(223,630)
Net Assets
Beginning of Period	9,562,761	9,786,391

End of Period	$11,485,340	$9,562,761

(1) Shares Issued and Redeemed:
Shares Issued	22,824	80,394
Shares Issued in Lieu of Cash Distributions	10,890	9,448
Shares Redeemed	(48,602)	(125,721)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,888)	(35,879)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$25.10		$23.48	$21.06	$20.05	$16.67	$16.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.44	0.44	0.41	0.37	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	6.91		1.77	2.50	1.05	3.50	0.38

Total from Investment Operations	7.13		2.21	2.94	1.46	3.87	0.73

Less Distributions:
Net Investment Income	(0.23)		(0.47)	(0.39)	(0.39)	(0.39)	(0.34)
Net Realized Gains	(0.63)		(0.12)	(0.13)	(0.06)	(0.10)	(0.14)

Total Distributions	(0.86)		(0.59)	(0.52)	(0.45)	(0.49)	(0.48)

Net Asset Value, End of Period	$31.37		$25.10	$23.48	$21.06	$20.05	$16.67

Total Return	28.88	%(B)	9.63%	14.29%	7.25%	23.55%	4.54%

Net Assets, End of Period (thousands)	$11,485,340		$9,562,761	$9,786,391	$8,517,069	$7,996,178	$6,365,936
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.55	%(C)	1.83%	2.02%	1.90%	1.99%	2.17%
Portfolio Turnover Rate	3	%(B)	3%	3%	5%	7%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense

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Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$17	$387	$2,146

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$323

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$269,542	$975,148

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$19,251	$348,309	$348,782	$1	$(5)	$18,774	1,623	$10	—

Total	$19,251	$348,309	$348,782	$1	$(5)	$18,774	1,623	$10	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2019	$154,842	$59,465	—	$214,307
2020	190,450	49,437	—	239,887

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(19,942)	$(21,516)	$(41,458)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$17,253	$235,339	$6,057,514	$6,310,106

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2020, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,273,663	$8,355,664	$(72,206)	$8,283,458

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$22,660

*	Average Notional Value of contracts

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2021	Equity Contracts *,(1)
U.S. Large Company Portfolio	$(14)	$(14)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Company Portfolio	$4,437	$4,437

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$392	$392

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the six months ended April 30, 2021, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
U.S. Large Company Portfolio	0.83%	$5,475	43	$5	$21,830	$1,864

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2021.

I. Securities Lending:

As of April 30, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$134,150

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions U.S. Large Company Portfolio
Common Stocks	$18,854	—	—	—	$18,854

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

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On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

M. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,430.40	0.11%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	11.1%
Consumer Discretionary	7.9%
Consumer Staples	5.3%
Energy	7.0%
Financials	22.1%
Health Care	15.0%
Industrials	13.5%
Information Technology	10.1%
Materials	7.4%
Real Estate	0.4%
Utilities	0.2%

100.0%

143

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (11.0%)
AT&T, Inc.	22,876,258	$718,543,264	2.5%
#* Charter Communications, Inc., Class A	833,857	561,560,997	1.9%
Comcast Corp., Class A	14,400,427	808,583,976	2.8%
* T-Mobile US, Inc.	1,353,820	178,880,237	0.6%
* Walt Disney Co. (The)	2,214,740	411,985,935	1.4%
Other Securities		534,266,266	1.8%

TOTAL COMMUNICATION SERVICES		3,213,820,675	11.0%

CONSUMER DISCRETIONARY — (7.8%)
DR Horton, Inc.	3,010,530	295,904,994	1.0%
General Motors Co.	5,294,855	302,971,603	1.0%
Other Securities		1,691,521,047	5.8%

TOTAL CONSUMER DISCRETIONARY		2,290,397,644	7.8%

CONSUMER STAPLES — (5.3%)
Mondelez International, Inc., Class A	3,319,883	201,882,085	0.7%
Walgreens Boots Alliance, Inc.	3,491,883	185,418,987	0.6%
Walmart, Inc.	2,527,593	353,635,537	1.2%
Other Securities		792,753,678	2.7%

TOTAL CONSUMER STAPLES		1,533,690,287	5.2%

ENERGY — (6.9%)
Chevron Corp.	2,770,962	285,603,053	1.0%
ConocoPhillips	5,763,685	294,754,851	1.0%
Exxon Mobil Corp.	7,551,546	432,250,493	1.5%
Valero Energy Corp.	2,205,565	163,123,587	0.6%
Other Securities		848,362,583	2.8%

TOTAL ENERGY		2,024,094,567	6.9%

FINANCIALS — (21.9%)
Bank of America Corp.	8,991,364	364,419,983	1.3%
Bank of New York Mellon Corp. (The)	3,558,490	177,497,481	0.6%
* Berkshire Hathaway, Inc., Class B	2,010,121	552,682,769	1.9%
Capital One Financial Corp.	1,585,334	236,341,593	0.8%
Citigroup, Inc.	5,316,841	378,771,753	1.3%
Fifth Third Bancorp	4,644,985	188,307,692	0.6%
Goldman Sachs Group, Inc. (The)	1,096,257	381,990,752	1.3%
JPMorgan Chase & Co.	6,549,745	1,007,416,278	3.4%
Morgan Stanley	4,295,101	354,560,588	1.2%
PNC Financial Services Group, Inc. (The)	1,142,434	213,578,036	0.7%
Travelers Cos., Inc. (The)	1,133,690	175,336,495	0.6%
Truist Financial Corp.	2,893,413	171,608,325	0.6%
Wells Fargo & Co.	5,521,821	248,758,036	0.9%
Other Securities		1,963,947,982	6.7%

TOTAL FINANCIALS		6,415,217,763	21.9%

HEALTH CARE — (14.9%)
Anthem, Inc.	953,275	361,663,002	1.2%

144

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Cigna Corp.	1,367,085	$340,417,836	1.2%
CVS Health Corp.	4,946,131	377,884,408	1.3%
Danaher Corp.	966,870	245,526,968	0.8%
Humana, Inc.	517,327	230,334,673	0.8%
* Laboratory Corp. of America Holdings	758,731	201,723,811	0.7%
Medtronic P.L.C.	2,765,500	362,059,260	1.2%
Pfizer, Inc.	17,926,314	692,852,036	2.4%
Thermo Fisher Scientific, Inc.	758,947	356,879,648	1.2%
Other Securities		1,180,553,592	4.0%

TOTAL HEALTH CARE		4,349,895,234	14.8%

INDUSTRIALS — (13.4%)
Eaton Corp. P.L.C.	1,431,708	204,634,024	0.7%
FedEx Corp.	1,020,334	296,213,163	1.0%
Kansas City Southern	679,296	198,497,084	0.7%
Norfolk Southern Corp.	884,445	246,972,422	0.8%
Raytheon Technologies Corp.	2,172,797	180,863,622	0.6%
Republic Services, Inc.	1,835,706	195,135,548	0.7%
Other Securities		2,596,474,707	8.9%

TOTAL INDUSTRIALS		3,918,790,570	13.4%

INFORMATION TECHNOLOGY — (10.0%)
Corning, Inc.	3,975,481	175,756,015	0.6%
HP, Inc.	9,358,742	319,226,690	1.1%
Intel Corp.	12,816,923	737,357,580	2.5%
* Micron Technology, Inc.	4,258,919	366,565,158	1.3%
Other Securities		1,325,095,685	4.5%

TOTAL INFORMATION TECHNOLOGY		2,924,001,128	10.0%

MATERIALS — (7.4%)
Freeport-McMoRan, Inc.	5,292,912	199,595,711	0.7%
Linde P.L.C.	730,934	208,930,175	0.7%
Nucor Corp.	2,076,465	170,810,011	0.6%
Other Securities		1,576,136,151	5.4%

TOTAL MATERIALS		2,155,472,048	7.4%

REAL ESTATE — (0.4%)
Other Securities		106,481,972	0.4%

UTILITIES — (0.2%)
Other Securities		68,456,331	0.2%

TOTAL COMMON STOCKS		29,000,318,219	99.0%

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		199,263	0.0%

TOTAL PREFERRED STOCKS		199,263	0.0%

TOTAL INVESTMENT SECURITIES (Cost $16,169,332,178)		29,000,517,482

145

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	222,859,229	$222,859,229	0.8%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	2,132,008	24,667,334	0.1%

TOTAL INVESTMENTS — (100.0%) (Cost $16,416,853,659)		$29,248,044,045	99.9%

As of April 30, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	979	06/18/21	$195,130,882	$204,336,880	$9,205,998

Total Futures Contracts			$195,130,882	$204,336,880	$9,205,998

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,213,820,675	—	—	$3,213,820,675
Consumer Discretionary	2,290,397,644	—	—	2,290,397,644
Consumer Staples	1,533,690,287	—	—	1,533,690,287
Energy	2,024,094,567	—	—	2,024,094,567
Financials	6,415,217,763	—	—	6,415,217,763
Health Care	4,349,895,234	—	—	4,349,895,234
Industrials	3,918,790,570	—	—	3,918,790,570
Information Technology	2,924,001,128	—	—	2,924,001,128
Materials	2,155,472,048	—	—	2,155,472,048
Real Estate	106,481,972	—	—	106,481,972
Utilities	68,456,331	—	—	68,456,331
Preferred Stocks
Consumer Discretionary	199,263	—	—	199,263
Temporary Cash Investments	222,859,229	—	—	222,859,229
Securities Lending Collateral	—	$24,667,334	—	24,667,334
Futures Contracts**	9,205,998	—	—	9,205,998

TOTAL	$29,232,582,709	$24,667,334	—	$29,257,250,043

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $319,517 of securities on loan)	$29,000,517
Temporary Cash Investments at Value & Cost	222,859
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $24,662)	24,667
Segregated Cash for Futures Contracts	10,769
Foreign Currencies at Value	6
Receivables:
Investment Securities Sold	49,095
Dividends and Interest	30,559
Securities Lending Income	44
Prepaid Expenses and Other Assets	33

Total Assets	29,338,549

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,984
Investment Securities Purchased	16,835
Due to Advisor	2,374
Futures Margin Variation	1,419
Accrued Expenses and Other Liabilities	2,338

Total Liabilities	47,950

NET ASSETS	$29,290,599

Investment Securities at Cost	$16,169,332

Foreign Currencies at Cost	$6

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

147

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$272,502
Income from Securities Lending	338

Total Investment Income	272,840

Expenses
Investment Management Fees	13,282
Accounting & Transfer Agent Fees	551
Custodian Fees	114
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	200
Professional Fees	154
Other	268

Total Expenses	14,578

Net Expenses	14,578

Net Investment Income (Loss)	258,262

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	543,424
Affiliated Investment Companies Shares Sold	18
Futures	29,584
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,388,403
Affiliated Investment Companies Shares	(23)
Futures	13,286

Net Realized and Unrealized Gain (Loss)	8,974,692

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,232,954

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$258,262	$647,521
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	543,424	(556,816)
Affiliated Investment Companies Shares Sold	18	(345)
Futures	29,584	70,664
Foreign Currency Transactions	—	(1)
In-Kind Redemptions	—	32,114
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,388,403	(3,555,408)
Affiliated Investment Companies Shares	(23)	(15)
Futures	13,286	(5,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,232,954	(3,367,751)

Transactions in Interest:
Contributions	207,771	715,292
Withdrawals	(2,304,531)	(5,122,814)

Net Increase (Decrease) from Transactions in Interest	(2,096,760)	(4,407,522)

Total Increase (Decrease) in Net Assets	7,136,194	(7,775,273)
Net Assets
Beginning of Period	22,154,405	29,929,678

End of Period	$29,290,599	$22,154,405

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

149

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	43.04	%(B)	(11.42%)	7.15%	2.95%	24.31%	4.75%
Net Assets, End of Period (thousands)	$29,290,599		$22,154,405	$29,929,678	$29,242,795	$27,676,546	$20,916,568
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.94	%(C)	2.53%	2.50%	2.14%	2.19%	2.39%
Portfolio Turnover Rate	2	%(B)	4%	10%	13%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

150

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

151

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amounts paid by the Trust to the CCO were $16 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

152

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$662

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$611,224	$2,476,600

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$121,296	$817,277	$913,901	$18	$(23)	$24,667	2,132	$41	—

Total	$121,296	$817,277	$913,901	$18	$(23)	$24,667	2,132	$41	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,396,089	$13,643,271	$(812,080)	$12,831,191

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

153

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

	Forward Currency Contracts*	Futures**
The U.S. Large Cap Value Series	$58	$171,261

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$9,206	$9,206

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$29,584	$29,584

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$13,286	$13,286

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

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agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$197,453	$302,074	$88,478

J. Securities Lending:

As of April 30, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$301,283

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions The U.S. Large Cap Value Series
Common Stocks	$24,984	—	—	—	$24,984

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

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On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

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On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043021-001SD 00262271

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio	DFA International Real Estate Securities	World Core Equity Portfolio
Portfolio
International Core Equity Portfolio		Selectively Hedged Global Equity
	DFA Global Real Estate Securities	Portfolio
Global Small Company Portfolio	Portfolio
Emerging Markets Portfolio
International Small Company Portfolio	DFA International Small Cap Value
Japanese Small Company Portfolio	Portfolio	Emerging Markets Small Cap Portfolio
Asia Pacific Small Company Portfolio	International Vector Equity Portfolio	Emerging Markets Value Portfolio
United Kingdom Small Company	International High Relative Profitability	Emerging Markets Core Equity Portfolio
Portfolio	Portfolio	Emerging Markets Targeted Value
Continental Small Company Portfolio	World ex U.S. Value Portfolio	Portfolio
World ex U.S. Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
SEK	Swedish Krona

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,296.70	0.20%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,328.60	0.26%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,438.30	0.47%	$2.84
Hypothetical 5% Annual Return	$1,000.00	$1,022.46	0.47%	$2.36
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,347.40	0.49%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.37	0.49%	$2.46
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,109.50	0.50%	$2.62
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,323.90	0.50%	$2.88
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,490.30	0.58%	$3.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.92	0.58%	$2.91
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,425.70	0.50%	$3.01
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,289.10	0.27%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,304.20	0.24%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,389.60	0.59%	$3.50
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.59%	$2.96
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,363.80	0.44%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,254.00	0.29%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,400.20	0.46%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,327.10	0.33%	$1.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.16	0.33%	$1.66
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,333.40	0.30%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,335.00	0.34%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,265.70	0.41%	$2.30
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,345.90	0.66%	$3.84
Hypothetical 5% Annual Return	$1,000.00	$1,021.52	0.66%	$3.31
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,351.50	0.74%	$4.31
Institutional Class Shares	$1,000.00	$1,353.50	0.49%	$2.86
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.13	0.74%	$3.71
Institutional Class Shares	$1,000.00	$1,022.37	0.49%	$2.46
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,294.10	0.45%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,394.50	0.85%	$5.05
Hypothetical 5% Annual Return	$1,000.00	$1,020.58	0.85%	$4.26

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	6.3%
Consumer Discretionary	13.6%
Consumer Staples	10.1%
Energy	3.6%
Financials	16.3%
Health Care	10.4%
Industrials	16.4%
Information Technology	7.9%
Materials	10.4%
Real Estate	1.6%
Utilities	3.4%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	43.8%
Real Estate	56.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	10.3%
Consumer Discretionary	16.0%
Consumer Staples	12.1%
Energy	1.7%
Financials	5.5%
Health Care	12.7%
Industrials	18.4%
Information Technology	11.1%
Materials	9.0%
Real Estate	0.6%
Utilities	2.6%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	11.0%
Consumer Staples	4.7%
Energy	2.8%
Financials	15.4%
Health Care	4.7%
Industrials	17.2%
Information Technology	13.0%
Materials	18.1%
Real Estate	7.9%
Utilities	2.2%

100.0%

International Core Equity Portfolio
Communication Services	6.0%
Consumer Discretionary	14.5%
Consumer Staples	7.5%
Energy	4.3%
Financials	15.3%
Health Care	6.9%
Industrials	19.3%
Information Technology	7.4%
Materials	13.1%
Real Estate	2.5%
Utilities	3.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	3.0%
Consumer Discretionary	14.4%
Consumer Staples	4.3%
Energy	6.0%
Financials	21.4%
Health Care	2.4%
Industrials	24.4%
Information Technology	3.3%
Materials	16.1%
Real Estate	3.4%
Utilities	1.3%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	6.1%
Consumer Discretionary	13.9%
Consumer Staples	7.3%
Energy	4.4%
Financials	15.1%
Health Care	6.2%
Industrials	16.4%
Information Technology	11.5%
Materials	12.6%
Real Estate	3.4%
Utilities	3.1%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	14.0%
Consumer Staples	5.9%
Energy	5.4%
Financials	18.1%
Health Care	5.1%
Industrials	21.3%
Information Technology	6.8%
Materials	13.5%
Real Estate	2.6%
Utilities	2.2%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	8.8%
Consumer Discretionary	13.4%
Consumer Staples	6.0%
Energy	4.3%
Financials	15.4%
Health Care	4.2%
Industrials	8.5%
Information Technology	20.7%
Materials	11.9%
Real Estate	4.0%
Utilities	2.8%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	842,811	$30,674,850	0.5%
Commonwealth Bank of Australia	343,963	23,546,529	0.4%
CSL, Ltd.	137,898	28,806,122	0.5%
National Australia Bank, Ltd.	811,247	16,601,500	0.3%
Other Securities		257,469,362	4.5%

TOTAL AUSTRALIA		357,098,363	6.2%

AUSTRIA — (0.1%)
Other Securities		9,362,418	0.2%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	18,829,463	0.3%
Other Securities		35,375,253	0.6%

TOTAL BELGIUM		54,204,716	0.9%

CANADA — (8.6%)
# Royal Bank of Canada 780087102	216,240	20,629,296	0.4%
Royal Bank of Canada 780087953	335,579	32,027,639	0.6%
Toronto-Dominion Bank (The)	286,785	19,716,469	0.3%
Other Securities		460,457,819	7.9%

TOTAL CANADA		532,831,223	9.2%

DENMARK — (2.2%)
Novo Nordisk A.S., Class B	541,515	39,946,178	0.7%
Other Securities		95,528,190	1.6%

TOTAL DENMARK		135,474,368	2.3%

FINLAND — (1.2%)
Other Securities		72,177,678	1.2%

FRANCE — (9.2%)
Air Liquide SA	137,694	23,187,984	0.4%
* Airbus SE	183,285	22,041,789	0.4%
* Cie de Saint-Gobain	273,872	17,279,990	0.3%
# Kering SA	22,325	17,889,277	0.3%
# L’Oreal SA	51,173	20,953,805	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	69,704,474	1.2%
Orange SA	1,406,145	17,511,023	0.3%
# Sanofi	173,630	18,203,763	0.3%
# Schneider Electric SE	116,541	18,594,786	0.3%
# Total SE	595,320	26,311,808	0.5%
Other Securities		314,587,588	5.4%

TOTAL FRANCE		566,266,287	9.8%

GERMANY — (6.8%)
Bayer AG	332,314	21,503,478	0.4%
Daimler AG	284,777	25,344,789	0.4%
Deutsche Post AG	337,563	19,881,500	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	1,271,712	$24,474,142	0.4%
SAP SE	248,559	34,803,391	0.6%
Siemens AG	130,592	21,787,300	0.4%
Other Securities		270,973,645	4.7%

TOTAL GERMANY		418,768,245	7.2%

HONG KONG — (2.5%)
AIA Group, Ltd.	3,249,000	41,238,163	0.7%
Hong Kong Exchanges & Clearing, Ltd.	349,451	21,075,748	0.4%
Other Securities		95,393,124	1.6%

TOTAL HONG KONG		157,707,035	2.7%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR	354,355	16,750,361	0.3%
Other Securities		24,831,699	0.4%

TOTAL IRELAND		41,582,060	0.7%

ISRAEL — (0.5%)
Other Securities		28,938,358	0.5%

ITALY — (2.2%)
Enel SpA	2,271,536	22,554,824	0.4%
Other Securities		115,530,072	2.0%

TOTAL ITALY		138,084,896	2.4%

JAPAN — (21.0%)
KDDI Corp.	742,300	22,439,310	0.4%
Nintendo Co., Ltd.	30,500	17,496,410	0.3%
Recruit Holdings Co., Ltd.	399,800	18,025,974	0.3%
SoftBank Group Corp.	425,976	38,384,956	0.7%
Sony Group Corp.	401,800	40,171,522	0.7%
Tokyo Electron, Ltd.	47,700	21,664,751	0.4%
Toyota Motor Corp.	608,523	45,532,229	0.8%
Other Securities		1,090,288,869	18.7%

TOTAL JAPAN		1,294,004,021	22.3%

NETHERLANDS — (3.6%)
ASML Holding NV ACI02GTQ9	30,871	20,039,480	0.4%
ASML Holding NV N07059210	74,284	48,143,460	0.8%
Koninklijke Ahold Delhaize NV	678,021	18,246,839	0.3%
Other Securities		133,884,869	2.3%

TOTAL NETHERLANDS.		220,314,648	3.8%

NEW ZEALAND — (0.4%)
Other Securities		22,535,033	0.4%

NORWAY — (0.6%)
Other Securities		40,218,670	0.7%

PORTUGAL — (0.2%)
Other Securities		10,569,916	0.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.7%)
Other Securities		$45,724,041	0.8%

SPAIN — (1.9%)
Iberdrola SA	2,107,236	28,477,067	0.5%
Other Securities		87,705,544	1.5%

TOTAL SPAIN		116,182,611	2.0%

SWEDEN — (3.0%)
Other Securities		185,603,574	3.2%

SWITZERLAND — (7.3%)
Nestle SA	915,482	109,245,100	1.9%
Novartis AG	442,743	37,782,068	0.6%
Roche Holding AG 711038901	227,381	74,161,583	1.3%
Other Securities		226,517,950	3.9%

TOTAL SWITZERLAND		447,706,701	7.7%

UNITED KINGDOM — (12.6%)
# AstraZeneca P.L.C., Sponsored ADR	570,883	30,296,761	0.5%
BP P.L.C., Sponsored ADR	713,472	17,950,968	0.3%
Diageo P.L.C., Sponsored ADR	105,239	18,874,615	0.3%
# Rio Tinto P.L.C., Sponsored ADR.	267,962	22,792,848	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	788,894	28,250,294	0.5%
Unilever P.L.C., Sponsored ADR	500,291	29,377,088	0.5%
Other Securities		626,472,709	10.9%

TOTAL UNITED KINGDOM		774,015,283	13.4%

UNITED STATES — (0.0%)
Other Security		14	0.0%

TOTAL COMMON STOCKS		5,669,370,159	97.8%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	72,623	18,908,085	0.3%
Other Securities		18,612,697	0.4%

TOTAL GERMANY		37,520,782	0.7%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		260,368	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,781,219,017)		5,707,151,309

		Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	39,253,088	454,158,230	7.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,235,349,235)		$6,161,309,539	106.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	259	06/18/21	$51,807,368	$54,058,480	$2,251,112

Total Futures Contracts			$51,807,368	$54,058,480	$2,251,112

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,241,189	$350,857,174	—	$357,098,363
Austria	—	9,362,418	—	9,362,418
Belgium	—	54,204,716	—	54,204,716
Canada	529,817,946	3,013,277	—	532,831,223
Denmark	4,110,659	131,363,709	—	135,474,368
Finland	65,183	72,112,495	—	72,177,678
France	6,053,173	560,213,114	—	566,266,287
Germany	15,335,501	403,432,744	—	418,768,245
Hong Kong	658,483	157,048,552	—	157,707,035
Ireland	16,750,361	24,831,699	—	41,582,060
Israel	8,179,713	20,758,645	—	28,938,358
Italy	7,550,251	130,534,645	—	138,084,896
Japan	29,867,710	1,264,136,311	—	1,294,004,021
Netherlands	64,041,604	156,273,044	—	220,314,648
New Zealand	—	22,535,033	—	22,535,033
Norway	79,281	40,139,389	—	40,218,670
Portugal	—	10,569,916	—	10,569,916
Singapore	—	45,724,041	—	45,724,041
Spain	3,361,443	112,821,168	—	116,182,611
Sweden	—	185,603,574	—	185,603,574
Switzerland	34,112,255	413,594,446	—	447,706,701
United Kingdom	222,280,177	551,735,106	—	774,015,283
United States	14	—	—	14
Preferred Stocks
Germany	—	37,520,782	—	37,520,782
Rights/Warrants
France	—	260,368	—	260,368
Securities Lending Collateral	—	454,158,230	—	454,158,230
Futures Contracts**	2,251,112	—	—	2,251,112

TOTAL.	$950,756,055	$5,212,804,596	—	$6,163,560,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$177,204	0.0%

COMMON STOCKS — (93.2%)
AUSTRALIA — (6.4%)
BHP Group, Ltd.	4,074,214	148,284,616	0.5%
Commonwealth Bank of Australia	1,042,706	71,380,082	0.2%
CSL, Ltd.	345,823	72,240,492	0.2%
Fortescue Metals Group, Ltd.	5,627,697	97,366,540	0.3%
Rio Tinto, Ltd.	692,143	64,331,163	0.2%
Other Securities		1,746,060,866	5.3%

TOTAL AUSTRALIA		2,199,663,759	6.7%

AUSTRIA — (0.6%)
Other Securities		188,315,763	0.6%

BELGIUM — (1.2%)
# Anheuser-Busch InBev SA	913,054	64,673,859	0.2%
Other Securities		332,320,866	1.0%

TOTAL BELGIUM		396,994,725	1.2%

CANADA — (9.7%)
Bank of Montreal 063671101	835,441	78,815,504	0.3%
Bank of Nova Scotia (The) 064149107	969,869	61,770,957	0.2%
Canadian Natural Resources, Ltd.	3,046,549	92,554,159	0.3%
Magna International, Inc.	679,722	64,192,434	0.2%
# National Bank of Canada	1,008,670	73,330,961	0.2%
# Royal Bank of Canada 780087102	1,145,629	109,293,007	0.3%
Royal Bank of Canada 780087953	886,501	84,607,601	0.3%
Other Securities		2,780,488,392	8.4%

TOTAL CANADA		3,345,053,015	10.2%

CHINA — (0.0%)
Other Securities		3,028,108	0.0%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	891,477	65,761,980	0.2%
Other Securities		656,894,494	2.0%

TOTAL DENMARK		722,656,474	2.2%

FINLAND — (1.7%)
Other Securities		567,974,763	1.7%

FRANCE — (7.5%)
* Cie de Saint-Gobain	974,295	61,473,271	0.2%
# Cie Generale des Etablissements Michelin SCA	571,661	82,719,680	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	187,162,306	0.6%
Orange SA	6,982,935	86,959,979	0.3%
Teleperformance	180,912	69,858,133	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
# Total SE	2,092,369	$92,478,014	0.3%
# Vinci SA	563,434	61,825,438	0.2%
Other Securities		1,941,014,195	5.8%

TOTAL FRANCE		2,583,491,016	7.9%

GERMANY — (6.4%)
Allianz SE.	283,403	73,576,189	0.2%
Bayerische Motoren Werke AG	951,135	95,313,397	0.3%
Daimler AG	1,594,514	141,909,706	0.4%
Deutsche Telekom AG	5,639,652	108,535,302	0.3%
Other Securities		1,795,556,774	5.5%

TOTAL GERMANY		2,214,891,368	6.7%

HONG KONG — (2.5%)
AIA Group, Ltd.	10,843,200	137,628,084	0.4%
Other Securities		729,395,471	2.2%

TOTAL HONG KONG		867,023,555	2.6%

IRELAND — (0.8%)
Other Securities		274,958,543	0.8%

ISRAEL — (0.7%)
Other Securities		244,930,706	0.8%

ITALY — (2.6%)
Stellantis NV BMD8F9905	5,866,422	97,311,987	0.3%
Other Securities		793,662,605	2.4%

TOTAL ITALY.		890,974,592	2.7%

JAPAN — (20.7%)
Hitachi, Ltd.	1,307,985	64,742,270	0.2%
KDDI Corp.	2,262,100	68,382,007	0.2%
SoftBank Group Corp.	2,260,363	203,682,648	0.6%
Sony Group Corp.	1,141,000	114,075,926	0.4%
Tokyo Electron, Ltd.	132,700	60,270,703	0.2%
Toyota Motor Corp.	2,411,895	180,468,043	0.6%
Other Securities		6,432,531,167	19.5%

TOTAL JAPAN.		7,124,152,764	21.7%

NETHERLANDS — (3.3%)
ASML Holding NV ACI02GTQ9	109,259	70,924,547	0.2%
ASML Holding NV N07059210	180,590	117,040,379	0.4%
Koninklijke Ahold Delhaize NV	3,769,401	101,441,776	0.3%
Other Securities		860,765,093	2.6%

TOTAL NETHERLANDS		1,150,171,795	3.5%

NEW ZEALAND — (0.5%)
Other Securities		163,933,082	0.5%

NORWAY — (0.9%)
Other Securities		310,989,531	1.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PORTUGAL — (0.2%)
Other Securities		$73,283,126	0.2%

SINGAPORE — (0.8%)
Other Securities		281,153,595	0.9%

SPAIN — (1.8%)
Iberdrola SA	8,225,934	111,164,839	0.4%
Other Securities		524,423,798	1.5%

TOTAL SPAIN		635,588,637	1.9%

SWEDEN — (3.2%)
Volvo AB, Class B	2,990,796	73,036,938	0.2%
Other Securities		1,040,248,218	3.2%

TOTAL SWEDEN		1,113,285,156	3.4%

SWITZERLAND — (6.4%)
Nestle SA	2,748,677	328,001,527	1.0%
Novartis AG, Sponsored ADR	953,193	81,250,171	0.3%
Roche Holding AG 711038901	634,350	206,896,797	0.6%
Sika AG	258,120	77,090,778	0.2%
Other Securities		1,522,019,003	4.7%

TOTAL SWITZERLAND		2,215,258,276	6.8%

UNITED KINGDOM — (13.1%)
Ashtead Group P.L.C	958,609	61,591,509	0.2%
# AstraZeneca P.L.C., Sponsored ADR	1,444,584	76,664,073	0.2%
BP P.L.C., Sponsored ADR	3,664,680	92,203,349	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	3,103,515	96,891,738	0.3%
# Rio Tinto P.L.C., Sponsored ADR.	1,793,636	152,566,678	0.5%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,281,476	117,509,656	0.4%
Vodafone Group P.L.C	49,455,687	93,332,704	0.3%
Other Securities		3,820,219,078	11.5%

TOTAL UNITED KINGDOM		4,510,978,785	13.7%

UNITED STATES — (0.1%)
Other Securities		18,219,478	0.1%

TOTAL COMMON STOCKS		32,096,970,612	97.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	363,964	94,761,470	0.3%
Other Securities		130,713,006	0.4%

TOTAL GERMANY		225,474,476	0.7%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		3,328,998	0.0%

FRANCE — (0.0%)
Other Security		2,902,128	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Securities		$333,329	0.0%

TOTAL RIGHTS/WARRANTS		6,564,455	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,709,977,609)		32,329,186,747

		Value†
SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	181,623,338	2,101,382,016	6.4%

TOTAL INVESTMENTS—(100.0%) (Cost $25,811,212,898)		$34,430,568,763	104.9%

As of April 30, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,380	06/18/21	$274,245,151	$288,033,600	$13,788,449

Total Futures Contracts			$274,245,151	$288,033,600	$13,788,449

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$56,678,153	$2,142,985,606	—	$2,199,663,759
Austria	68,796	188,246,967	—	188,315,763
Belgium	10,052,665	386,942,060	—	396,994,725
Canada	3,336,151,976	8,901,039	—	3,345,053,015
China	—	3,028,108	—	3,028,108
Denmark	44,021,178	678,635,296	—	722,656,474
Finland	—	567,974,763	—	567,974,763
France	55,786,495	2,527,704,521	—	2,583,491,016
Germany	52,403,697	2,162,487,671	—	2,214,891,368
Hong Kong	1,896,501	865,127,054	—	867,023,555
Ireland	48,931,393	226,027,150	—	274,958,543
Israel	34,143,563	210,787,143	—	244,930,706
Italy	26,087,527	864,887,065	—	890,974,592
Japan	160,012,379	6,964,140,385	—	7,124,152,764
Netherlands	185,346,146	964,825,649	—	1,150,171,795
New Zealand	259,238	163,673,844	—	163,933,082
Norway	13,754,679	297,234,852	—	310,989,531
Portugal	403,168	72,879,958	—	73,283,126
Singapore	7,761	281,145,834	—	281,153,595
Spain	10,229,090	625,359,547	—	635,588,637
Sweden	1,301,339	1,111,983,817	—	1,113,285,156
Switzerland	129,451,348	2,085,806,928	—	2,215,258,276

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$861,334,407	$3,649,644,378	—	$4,510,978,785
United States	5,832,560	12,386,918	—	18,219,478
Preferred Stocks
Germany	—	225,474,476	—	225,474,476
Rights/Warrants
Canada	—	3,328,998	—	3,328,998
France	—	2,902,128	—	2,902,128
Switzerland	—	333,329	—	333,329
Bonds
Germany	—	177,204	—	177,204
Securities Lending Collateral	—	2,101,382,016	—	2,101,382,016
Futures Contracts**	13,788,449	—	—	13,788,449

TOTAL	$5,047,942,508	$29,396,414,704	—	$34,444,357,212

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of
DFA Investment Dimensions Group Inc.	1,087,417	$50,597,507
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		11,680,671
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		11,042,662
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		5,103,765
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		4,037,933
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		3,321,290
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		3,179,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $70,579,865)		$88,963,206

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,963,206	—	—	$88,963,206

TOTAL	$88,963,206	—	—	$88,963,206

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (98.9%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$5,394,374,505
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,580,442,419
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,971,749,546
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,491,293,169
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,421,523,724

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.		$12,859,383,363

	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $138,441,228)	138,441,228	138,441,228

TOTAL INVESTMENTS — (100.0%) (Cost $9,667,254,443)		$12,997,824,591

As of April 30, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	635	06/18/21	$128,245,616	$132,537,200	$4,291,584

Total Futures Contracts			$128,245,616	$132,537,200	$4,291,584

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,859,383,363	—	—	$12,859,383,363
Temporary Cash Investments	138,441,228	—	—	138,441,228
Futures Contracts**	4,291,584	—	—	4,291,584

TOTAL	$13,002,116,175	—	—	$13,002,116,175

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$504,464,742

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$504,464,742

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$492,838,380

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$492,838,380

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$29,658,975

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$29,658,975

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$761,357,619

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$761,357,619

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (18.1%)
Charter Hall Group	5,149,567	$55,626,991	1.0%
Dexus	11,487,947	90,177,911	1.6%
Goodman Group	18,086,342	263,745,135	4.6%
GPT Group (The) 636586000	21,422,667	76,249,130	1.3%
Mirvac Group	43,033,031	89,165,103	1.6%
Scentre Group	56,973,544	119,244,868	2.1%
Stockland	26,330,833	94,887,721	1.7%
Vicinity Centres	43,300,242	52,915,376	0.9%
Other Securities		246,620,471	4.2%

TOTAL AUSTRALIA		1,088,632,706	19.0%

BELGIUM — (3.3%)
Aedifica SA	375,233	45,837,924	0.8%
Cofinimmo SA	295,859	45,359,081	0.8%
Warehouses De Pauw CVA	1,471,574	51,899,791	0.9%
Other Securities		57,200,573	1.0%

TOTAL BELGIUM		200,297,369	3.5%

CANADA — (5.3%)
# Canadian Apartment Properties REIT	912,082	40,545,223	0.7%
Other Securities		276,283,388	4.8%

TOTAL CANADA		316,828,611	5.5%

CHINA — (0.2%)
Other Securities		11,323,658	0.2%

FRANCE — (4.0%)
Covivio	569,759	50,828,829	0.9%
Gecina SA	507,548	74,293,631	1.3%
Klepierre SA	2,190,146	58,128,919	1.0%
Other Securities		54,806,180	0.9%

TOTAL FRANCE		238,057,559	4.1%

GERMANY — (0.7%)
Other Securities		41,563,584	0.7%

HONG KONG — (4.3%)
# Link REIT	22,565,223	212,859,085	3.7%
Other Securities		46,905,059	0.8%

TOTAL HONG KONG		259,764,144	4.5%

IRELAND — (0.4%)
Other Securities		21,936,173	0.4%

ITALY — (0.1%)
Other Securities		5,336,422	0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (25.0%)
Activia Properties, Inc.	7,350	$33,891,820	0.6%
Advance Residence Investment Corp.	14,560	46,371,248	0.8%
# Daiwa House REIT Investment Corp.	21,415	57,353,716	1.0%
GLP J-Reit	44,613	74,840,005	1.3%
Industrial & Infrastructure Fund Investment Corp.	20,630	37,355,189	0.7%
Japan Metropolitan Fund Invest	77,010	75,890,459	1.3%
Japan Prime Realty Investment Corp.	9,285	37,691,686	0.7%
Japan Real Estate Investment Corp.	14,414	89,340,682	1.6%
# Kenedix Office Investment Corp.	4,722	34,770,561	0.6%
Nippon Building Fund, Inc.	16,125	105,828,199	1.8%
Nippon Prologis REIT, Inc.	24,212	77,586,715	1.4%
Nomura Real Estate Master Fund, Inc.	46,633	73,682,784	1.3%
Orix JREIT, Inc.	29,357	51,784,998	0.9%
# Sekisui House Reit, Inc.	45,541	37,893,197	0.7%
United Urban Investment Corp.	33,176	49,527,293	0.9%
Other Securities		619,713,872	10.6%

TOTAL JAPAN		1,503,522,424	26.2%

MALAYSIA — (0.5%)
Other Securities		28,382,595	0.5%

MEXICO — (1.5%)
Fibra Uno Administracion S.A. de C.V.	34,256,947	42,277,912	0.7%
Other Securities		49,322,906	0.9%

TOTAL MEXICO		91,600,818	1.6%

NETHERLANDS — (2.8%)
# Unibail—Rodamco-Westfield	8,828,971	36,023,221	0.6%
* Unibail—Rodamco-Westfield (BFYM460)	1,117,588	92,035,203	1.6%
Other Securities		41,470,961	0.7%

TOTAL NETHERLANDS		169,529,385	2.9%

NEW ZEALAND — (1.3%)
Other Securities		79,192,867	1.4%

SINGAPORE — (9.4%)
Ascendas Real Estate Investment Trust	35,010,180	81,584,861	1.4%
# CapitaLand Mall Trust	49,496,611	79,856,008	1.4%
Mapletree Commercial Trust	23,891,006	39,191,375	0.7%
Mapletree Industrial Trust	18,122,658	38,447,054	0.7%
Mapletree Logistics Trust	31,819,897	47,495,587	0.8%
Other Securities		275,324,174	4.8%

TOTAL SINGAPORE		561,899,059	9.8%

SOUTH AFRICA — (1.8%)
# Growthpoint Properties, Ltd.	37,990,804	38,021,013	0.7%
Other Securities		71,108,061	1.2%

TOTAL SOUTH AFRICA		109,129,074	1.9%

SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	3,190,383	32,364,758	0.6%
Merlin Properties Socimi SA	4,278,879	47,291,646	0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Security		$6,390,492	0.1%

TOTAL SPAIN		86,046,896	1.5%

TAIWAN — (0.3%)
Other Securities		17,059,518	0.3%

TURKEY — (0.3%)
Other Securities		15,047,391	0.3%

UNITED KINGDOM — (13.3%)
Big Yellow Group P.L.C	2,008,014	33,226,110	0.6%
British Land Co. P.L.C. (The)	10,191,017	73,030,539	1.3%
# Derwent London P.L.C	1,271,431	58,482,565	1.0%
# Hammerson P.L.C	61,511,742	33,878,703	0.6%
Land Securities Group P.L.C	8,117,743	80,893,767	1.4%
Segro P.L.C	13,291,170	184,648,604	3.2%
Tritax Big Box REIT P.L.C	20,548,677	53,998,300	0.9%
UNITE Group P.L.C. (The)	3,341,281	53,754,595	0.9%
Other Securities		229,723,672	4.1%

TOTAL UNITED KINGDOM		801,636,855	14.0%

TOTAL COMMON STOCKS (Cost $4,924,523,837)		5,646,787,108	98.4%

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	31,213,152	361,136,166	6.3%

TOTAL INVESTMENTS—(100.0%) (Cost $5,285,634,036)		$6,007,923,274	104.7%

As of April 30, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	196	06/18/21	$39,673,730	$40,909,120	$1,235,390

Total Futures Contracts			$39,673,730	$40,909,120	$1,235,390

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$599,978	$1,088,032,728	—	$1,088,632,706
Belgium	—	200,297,369	—	200,297,369
Canada	316,828,611	—	—	316,828,611
China	—	11,323,658	—	11,323,658

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$238,057,559	—	$238,057,559
Germany	—	41,563,584	—	41,563,584
Hong Kong	—	259,764,144	—	259,764,144
Ireland	—	21,936,173	—	21,936,173
Italy	—	5,336,422	—	5,336,422
Japan	—	1,503,522,424	—	1,503,522,424
Malaysia	—	28,382,595	—	28,382,595
Mexico	$91,600,818	—	—	91,600,818
Netherlands	—	169,529,385	—	169,529,385
New Zealand	—	79,192,867	—	79,192,867
Singapore	—	561,899,059	—	561,899,059
South Africa	—	109,129,074	—	109,129,074
Spain	—	86,046,896	—	86,046,896
Taiwan	—	17,059,518	—	17,059,518
Turkey	—	15,047,391	—	15,047,391
United Kingdom	—	801,636,855	—	801,636,855
Securities Lending Collateral	—	361,136,166	—	361,136,166
Futures Contracts**	1,235,390	—	—	1,235,390

TOTAL	$410,264,797	$5,598,893,867	—	$6,009,158,664

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (55.7%)
UNITED STATES — (55.7%)
	Alexandria Real Estate Equities, Inc.	588,622	$106,599,444	1.1%
	American Homes 4 Rent, Class A	1,186,265	43,939,271	0.5%
	American Tower Corp.	1,810,314	461,213,698	4.8%
	Apartment Income REIT Corp.	623,693	28,159,741	0.3%
	AvalonBay Communities, Inc.	595,358	114,308,736	1.2%
	Boston Properties, Inc.	631,669	69,073,005	0.7%
	Brixmor Property Group, Inc.	1,242,580	27,759,237	0.3%
	Camden Property Trust.	412,976	49,755,349	0.5%
	Crown Castle International Corp.	1,754,602	331,725,054	3.5%
	CubeSmart	817,598	34,617,099	0.4%
	CyrusOne, Inc.	504,870	36,769,682	0.4%
	Digital Realty Trust, Inc.	1,029,871	158,919,363	1.7%
	Duke Realty Corp.	1,595,075	74,202,889	0.8%
	Equinix, Inc.	361,302	260,412,030	2.7%
	Equity LifeStyle Properties, Inc.	725,843	50,373,504	0.5%
	Equity Residential	1,590,294	118,047,524	1.2%
	Essex Property Trust, Inc.	277,372	80,582,113	0.8%
	Extra Space Storage, Inc.	558,306	83,014,519	0.9%
	Federal Realty Investment Trust	306,103	34,540,663	0.4%
	First Industrial Realty Trust, Inc.	541,190	26,935,026	0.3%
	Gaming and Leisure Properties, Inc.	922,508	42,887,397	0.4%
	Healthpeak Properties, Inc.	2,298,884	78,943,677	0.8%
	Host Hotels & Resorts, Inc.	2,961,527	53,781,330	0.6%
	Invitation Homes, Inc.	2,420,656	84,868,194	0.9%
#	Iron Mountain, Inc.	1,203,218	48,273,106	0.5%
	Kilroy Realty Corp.	438,525	30,056,504	0.3%
	Kimco Realty Corp.	1,799,801	37,795,821	0.4%
	Lamar Advertising Co., Class A.	361,884	35,840,991	0.4%
	Life Storage, Inc.	315,971	30,352,126	0.3%
	Medical Properties Trust, Inc.	2,423,399	53,435,948	0.6%
	Mid-America Apartment Communities, Inc.	488,169	76,803,553	0.8%
	National Retail Properties, Inc.	733,684	34,057,611	0.4%
	Omega Healthcare Investors, Inc..	971,409	36,913,548	0.4%
	Prologis, Inc	3,087,440	359,779,334	3.7%
	Public Storage	665,891	187,221,914	2.0%
	Realty Income Corp.	1,593,474	110,188,727	1.1%
	Regency Centers Corp.	709,222	45,149,047	0.5%
	Rexford Industrial Realty, Inc.	550,843	30,599,329	0.3%
	SBA Communications Corp.	465,813	139,613,472	1.5%
	Simon Property Group, Inc.	1,393,026	169,586,985	1.8%
#	STORE Capital Corp.	1,063,612	38,066,674	0.4%
	Sun Communities, Inc.	467,523	77,996,862	0.8%
	UDR, Inc.	1,265,344	58,775,229	0.6%
	Ventas, Inc.	1,598,887	88,674,273	0.9%
	VEREIT, Inc.	945,047	45,211,058	0.5%
	Vornado Realty Trust	681,037	31,157,443	0.3%
	Welltower, Inc.	1,786,156	134,015,285	1.4%
	WP Carey, Inc.	736,447	55,152,516	0.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$976,840,528	9.9%

TOTAL UNITED STATES		5,382,986,429	56.1%

TOTAL COMMON STOCKS		5,382,986,429	56.1%

		Value†
AFFILIATED INVESTMENT COMPANIES — (43.4%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	684,384,564	3,326,108,983	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	19,908,210	872,377,734	9.1%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		4,198,486,717	43.8%

TOTAL INVESTMENT SECURITIES (Cost $7,776,090,687)		9,581,473,146

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	7,507,649	86,863,504	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $7,862,944,244)		$9,668,336,650	100.8%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,382,937,360	$49,069	—	$5,382,986,429
Affiliated Investment Companies	4,198,486,717	—	—	4,198,486,717
Securities Lending Collateral	—	86,863,504	—	86,863,504

TOTAL	$9,581,424,077	$86,912,573	—	$9,668,336,650

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (8.3%)
# Bank of Queensland, Ltd.	9,304,552	$64,486,608	0.5%
Cleanaway Waste Management, Ltd.	33,503,982	73,451,483	0.6%
Downer EDI, Ltd.	10,342,407	44,678,437	0.4%
IGO, Ltd.	12,206,257	69,746,973	0.6%
OZ Minerals, Ltd.	5,156,423	94,074,460	0.8%
Other Securities		705,465,750	5.5%

TOTAL AUSTRALIA		1,051,903,711	8.4%

AUSTRIA — (1.1%)
Other Securities		134,859,487	1.1%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	364,335	58,255,129	0.5%
Other Securities		154,189,225	1.2%

TOTAL BELGIUM.		212,444,354	1.7%

CANADA — (10.4%)
Alamos Gold, Inc., Class A	7,318,623	58,649,015	0.5%
Canadian Western Bank	1,903,542	52,344,888	0.4%
# Centerra Gold, Inc.	4,794,889	44,237,108	0.4%
iA Financial Corp., Inc.	837,546	47,166,688	0.4%
Linamar Corp.	950,360	55,692,495	0.5%
# Tourmaline Oil Corp.	3,301,772	71,238,655	0.6%
# TransAlta Corp. 89346D958	5,631,938	55,350,292	0.4%
Yamana Gold, Inc.	12,743,274	58,369,306	0.5%
Other Securities		883,034,646	6.9%

TOTAL CANADA.		1,326,083,093	10.6%

CHINA — (0.0%)
Other Securities		1,352,842	0.0%

DENMARK — (2.4%)
* Jyske Bank A.S.	1,162,241	56,605,066	0.4%
Sydbank A.S.	1,555,575	46,371,740	0.4%
Other Securities		199,981,594	1.6%

TOTAL DENMARK		302,958,400	2.4%

FINLAND — (2.6%)
Cargotec Oyj, Class B	859,524	49,774,572	0.4%
Kemira Oyj	2,611,092	42,651,873	0.4%
Konecranes Oyj	1,051,929	48,417,177	0.4%
Metsa Board Oyj	3,941,514	50,148,685	0.4%
Other Securities		133,031,103	1.0%

TOTAL FINLAND		324,023,410	2.6%

FRANCE — (4.2%)
* Elis SA	2,927,943	52,398,635	0.4%
# Rexel SA	3,152,678	61,972,974	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$412,213,881	3.3%

TOTAL FRANCE		526,585,490	4.2%

GERMANY — (6.3%)
Aurubis AG	1,080,610	92,893,046	0.7%
* Commerzbank AG	12,822,650	84,554,593	0.7%
Lanxess AG	1,120,503	82,460,478	0.7%
Other Securities		545,387,373	4.3%

TOTAL GERMANY		805,295,490	6.4%

GREECE — (0.0%)
Other Securities		2,065	0.0%

HONG KONG — (2.6%)
Other Securities		327,218,582	2.6%

IRELAND — (0.1%)
Other Securities		15,515,064	0.1%

ISRAEL — (0.9%)
Other Securities		117,004,084	0.9%

ITALY — (3.6%)
# Banco BPM SpA	17,759,706	50,512,100	0.4%
* Unipol Gruppo SpA	9,915,226	54,187,891	0.4%
Other Securities		353,886,590	2.9%

TOTAL ITALY		458,586,581	3.7%

JAPAN — (20.1%)
Other Securities		2,551,354,045	20.4%

NETHERLANDS — (3.0%)
APERAM SA.	1,083,382	56,073,070	0.5%
ASR Nederland NV	2,674,123	116,793,439	0.9%
# SBM Offshore NV.	4,305,804	74,742,672	0.6%
* Signify NV	957,970	54,402,229	0.4%
Other Securities		81,017,778	0.7%

TOTAL NETHERLANDS.		383,029,188	3.1%

NEW ZEALAND — (0.4%)
Other Securities		44,759,341	0.4%

NORWAY — (0.9%)
Other Securities		113,490,085	0.9%

PORTUGAL — (0.2%)
Other Securities		26,720,582	0.2%

SINGAPORE — (1.0%)
Other Securities		131,221,231	1.0%

SPAIN — (2.3%)
Bankinter SA	8,287,687	45,321,614	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$249,642,436	2.0%

TOTAL SPAIN		294,964,050	2.4%

SWEDEN — (3.6%)
Bure Equity AB	972,895	44,402,957	0.4%
* Peab AB, Class B	3,101,307	44,738,150	0.4%
Other Securities		372,798,281	2.9%

TOTAL SWEDEN		461,939,388	3.7%

SWITZERLAND — (4.9%)
Allreal Holding AG	281,115	56,898,860	0.5%
Helvetia Holding AG	363,508	43,702,668	0.4%
Siegfried Holding AG	64,976	59,756,184	0.5%
Other Securities		458,736,289	3.5%

TOTAL SWITZERLAND		619,094,001	4.9%

UNITED KINGDOM — (16.0%)
Aggreko P.L.C.	5,041,797	60,072,443	0.5%
Bellway P.L.C.	2,512,616	125,341,985	1.0%
Centamin P.L.C.	29,655,139	43,974,024	0.4%
Close Brothers Group P.L.C.	3,168,810	69,507,474	0.6%
Grafton Group P.L.C.	5,485,861	90,375,572	0.7%
Man Group P.L.C.	19,409,926	45,118,474	0.4%
* Meggitt P.L.C.	8,865,721	57,031,473	0.5%
Paragon Banking Group P.L.C.	6,581,748	42,762,787	0.3%
Redrow P.L.C.	6,726,728	64,208,881	0.5%
* Royal Mail P..L.C.	11,498,732	78,779,845	0.6%
* Travis Perkins P.L.C.	4,856,929	103,138,270	0.8%
Vesuvius P.L.C.	6,981,010	51,838,309	0.4%
Vistry Group P.L.C.	5,828,761	99,635,688	0.8%
Other Securities		1,102,844,439	8.8%

TOTAL UNITED KINGDOM		2,034,629,664	16.3%

UNITED STATES — (0.1%)
Other Security		12,364,650	0.1%

TOTAL COMMON STOCKS		12,277,398,878	98.1%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		33,169,134	0.3%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		1,481,957	0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$16,990	0.0%

TOTAL RIGHTS/WARRANTS		1,498,947	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,942,559,336)		12,312,066,959

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,200,711	384,132,224	3.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,326,649,345)		$12,696,199,183	101.5%

As of April 30, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	547	06/18/21	$111,326,551	$114,169,840	$2,843,289

Total Futures Contracts			$111,326,551	$114,169,840	$2,843,289

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,051,903,711	—	$1,051,903,711
Austria	—	134,859,487	—	134,859,487
Belgium	$666,673	211,777,681	—	212,444,354
Canada	1,325,416,520	666,573	—	1,326,083,093
China	—	1,352,842	—	1,352,842
Denmark	—	302,958,400	—	302,958,400
Finland	—	324,023,410	—	324,023,410
France	—	526,585,490	—	526,585,490
Germany	—	805,295,490	—	805,295,490
Greece.	—	2,065	—	2,065
Hong Kong	215,243	327,003,339	—	327,218,582
Ireland	—	15,515,064	—	15,515,064
Israel	205,275	116,798,809	—	117,004,084
Italy.	—	458,586,581	—	458,586,581
Japan	—	2,551,354,045	—	2,551,354,045
Netherlands	—	383,029,188	—	383,029,188
New Zealand	—	44,759,341	—	44,759,341
Norway	—	113,490,085	—	113,490,085
Portugal	—	26,720,582	—	26,720,582
Singapore	—	131,221,231	—	131,221,231
Spain	16,241,106	278,722,944	—	294,964,050
Sweden	2,938,497	459,000,891	—	461,939,388

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$619,094,001	—	$619,094,001
United Kingdom	$18,786,249	2,015,843,415	—	2,034,629,664
United States	12,364,650	—	—	12,364,650
Preferred Stocks
Germany	—	33,169,134	—	33,169,134
Rights/Warrants
Canada	—	1,481,957	—	1,481,957
Singapore	—	16,990	—	16,990
Securities Lending Collateral	—	384,132,224	—	384,132,224
Futures Contracts**	2,843,289	—	—	2,843,289

TOTAL	$1,379,677,502	$11,319,364,970	—	$12,699,042,472

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.3%)
Australia & New Zealand Banking Group, Ltd.	274,007	$6,045,766	0.2%
BHP Group, Ltd.	178,389	6,492,625	0.2%
Commonwealth Bank of Australia	93,348	6,390,284	0.2%
National Australia Bank, Ltd.	308,973	6,322,877	0.2%
Westpac Banking Corp.	357,485	6,888,976	0.2%
Other Securities		203,800,047	5.6%

TOTAL AUSTRALIA		235,940,575	6.6%

AUSTRIA — (0.7%)
Other Securities		26,236,821	0.7%

BELGIUM — (1.2%)
Other Securities		44,275,370	1.2%

CANADA — (10.2%)
Bank of Nova Scotia (The) 064149107	102,743	6,543,702	0.2%
Canadian Natural Resources, Ltd.	515,271	15,653,933	0.5%
First Quantum Minerals, Ltd.	264,260	6,090,783	0.2%
Magna International, Inc.	133,015	12,559,276	0.4%
Royal Bank of Canada 780087953.	73,948	7,057,593	0.2%
Tourmaline Oil Corp.	280,882	6,060,278	0.2%
Other Securities		327,040,621	8.9%

TOTAL CANADA		381,006,186	10.6%

CHINA — (0.0%)
Other Securities		435,042	0.0%

DENMARK — (2.5%)
GN Store Nord A.S.	68,341	6,163,483	0.2%
Pandora A.S.	112,551	12,746,269	0.4%
Other Securities		76,379,582	2.1%

TOTAL DENMARK		95,289,334	2.7%

FINLAND — (1.7%)
Other Securities		62,758,238	1.8%

FRANCE — (6.8%)
Arkema SA	66,054	8,257,862	0.2%
* BNP Paribas SA	106,510	6,829,175	0.2%
* Cie de Saint-Gobain	157,949	9,965,813	0.3%
Cie Generale des Etablissements Michelin SCA	61,296	8,869,567	0.3%
Orange SA	572,131	7,124,869	0.2%
Publicis Groupe SA	107,059	6,928,846	0.2%
# Total SE	308,861	13,650,963	0.4%
Other Securities		193,739,429	5.3%

TOTAL FRANCE.		255,366,524	7.1%

GERMANY — (6.2%)
Allianz SE	36,861	9,569,736	0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayerische Motoren Werke AG	59,479	$5,960,400	0.2%
Brenntag SE	67,385	6,049,466	0.2%
* Commerzbank AG	883,755	5,827,619	0.2%
Daimler AG	115,128	10,246,245	0.3%
KION Group AG	70,652	7,040,280	0.2%
Other Securities		187,390,920	5.1%

TOTAL GERMANY		232,084,666	6.5%

HONG KONG — (2.2%)
Other Securities		83,957,103	2.3%

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR.	319,335	15,094,965	0.5%
Other Securities		15,313,207	0.4%

TOTAL IRELAND		30,408,172	0.9%

ISRAEL — (0.9%)
Other Securities		33,988,968	1.0%

ITALY — (3.0%)
Stellantis NV BMD8F9905.	684,296	11,351,075	0.3%
Other Securities		98,968,398	2.8%

TOTAL ITALY.		110,319,473	3.1%

JAPAN — (20.9%)
Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,942,548	0.2%
SoftBank Group Corp.	82,100	7,398,081	0.2%
Toyota Motor Corp.	86,018	6,436,226	0.2%
Other Securities		761,288,668	21.2%

TOTAL JAPAN.		781,065,523	21.8%

NETHERLANDS — (3.5%)
ASML Holding NV N07059210	9,650	6,253,951	0.2%
ASR Nederland NV	149,446	6,527,116	0.2%
Koninklijke Ahold Delhaize NV	437,995	11,787,281	0.3%
Randstad NV	97,050	7,002,365	0.2%
* Signify NV	139,981	7,949,391	0.2%
Other Securities		91,132,409	2.5%

TOTAL NETHERLANDS		130,652,513	3.6%

NEW ZEALAND — (0.5%)
Other Securities		18,798,113	0.5%

NORWAY — (0.9%)
Other Securities		34,118,571	1.0%

PORTUGAL — (0.2%)
Other Securities		7,043,911	0.2%

SINGAPORE — (0.8%)
Other Securities		30,389,711	0.8%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.8%)
Banco Santander SA	1,654,793	$6,383,449	0.2%
Other Securities		62,757,854	1.7%

TOTAL SPAIN		69,141,303	1.9%

SWEDEN — (3.5%)
Other Securities		130,587,002	3.6%

SWITZERLAND — (6.5%)
Georg Fischer AG	4,182	5,863,890	0.2%
Julius Baer Group, Ltd.	99,709	6,275,428	0.2%
Nestle SA	126,847	15,136,740	0.4%
Novartis AG, Sponsored ADR	70,669	6,023,826	0.2%
Zurich Insurance Group AG	14,535	5,963,107	0.2%
Other Securities		203,717,024	5.6%

TOTAL SWITZERLAND		242,980,015	6.8%

UNITED KINGDOM — (13.2%)
BP P.L.C.	2,030,060	8,498,532	0.2%
* BT Group P.L.C.	3,790,698	8,646,365	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	320,826	10,016,188	0.3%
* Kingfisher P.L.C.	1,314,662	6,490,041	0.2%
# Rio Tinto P.L.C., Sponsored ADR	73,351	6,239,236	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	301,345	10,791,164	0.3%
* Royal Mail P.L.C.	918,004	6,289,408	0.2%
Other Securities		436,446,300	12.1%

TOTAL UNITED KINGDOM.		493,417,234	13.8%

UNITED STATES — (0.1%)
Other Securities		3,287,438	0.1%

TOTAL COMMON STOCKS		3,533,547,806	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	26,356	6,862,034	0.2%
Other Securities		13,957,394	0.4%

TOTAL GERMANY		20,819,428	0.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		339,969	0.0%

FRANCE — (0.0%)
Other Security		277,681	0.0%

SWITZERLAND — (0.0%)
Other Securities		32,045	0.0%

TOTAL RIGHTS/WARRANTS		649,695	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,539,755,442)		3,555,016,929

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	16,277,595	$188,331,775	5.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,728,068,478)		$3,743,348,704	104.5%

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$227,868	$235,712,707	—	$235,940,575
Austria	—	26,236,821	—	26,236,821
Belgium	1,341,264	42,934,106	—	44,275,370
Canada	379,941,515	1,064,671	—	381,006,186
China	—	435,042	—	435,042
Denmark	—	95,289,334	—	95,289,334
Finland	—	62,758,238	—	62,758,238
France	350,932	255,015,592	—	255,366,524
Germany	8,439,460	223,645,206	—	232,084,666
Hong Kong	386,111	83,570,992	—	83,957,103
Ireland	15,162,257	15,245,915	—	30,408,172
Israel	2,170,669	31,818,299	—	33,988,968
Italy	6,074,037	104,245,436	—	110,319,473
Japan	14,771,336	766,294,187	—	781,065,523
Netherlands.	12,090,489	118,562,024	—	130,652,513
New Zealand	11,421	18,786,692	—	18,798,113
Norway	474,628	33,643,943	—	34,118,571
Portugal	—	7,043,911	—	7,043,911
Singapore	—	30,389,711	—	30,389,711
Spain	3,771,659	65,369,644	—	69,141,303
Sweden	231,631	130,355,371	—	130,587,002
Switzerland	15,523,258	227,456,757	—	242,980,015
United Kingdom	53,523,739	439,893,495	—	493,417,234
United States	1,118,281	2,169,157	—	3,287,438
Preferred Stocks
Germany	—	20,819,428	—	20,819,428
Rights/Warrants
Canada	—	339,969	—	339,969
France	—	277,681	—	277,681
Switzerland	—	32,045	—	32,045
Securities Lending Collateral	—	188,331,775	—	188,331,775

TOTAL	$515,610,555	$3,227,738,149	—	$3,743,348,704

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (6.4%)
BHP Group, Ltd.	252,734	$9,198,477	0.5%
# BHP Group, Ltd., Sponsored ADR	261,477	19,025,066	0.9%
CSL, Ltd.	111,841	23,362,960	1.2%
Wesfarmers, Ltd.	252,587	10,529,337	0.5%
Other Securities		73,373,933	3.6%

TOTAL AUSTRALIA		135,489,773	6.7%

AUSTRIA — (0.1%)
Other Security.		1,599,961	0.1%

BELGIUM — (0.8%)
Other Securities		16,064,896	0.8%

CANADA — (8.7%)
Canadian National Railway Co.	103,129	11,102,844	0.6%
Canadian Natural Resources, Ltd.	324,929	9,862,995	0.5%
National Bank of Canada	138,986	10,104,372	0.5%
Royal Bank of Canada 780087953	171,450	16,363,177	0.8%
TC Energy Corp.	200,669	9,927,740	0.5%
Other Securities		126,644,461	6.3%

TOTAL CANADA		184,005,589	9.2%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	490,008	36,146,638	1.8%
Other Securities		8,825,215	0.4%

TOTAL DENMARK		44,971,853	2.2%

FINLAND — (0.8%)
Other Securities		18,109,377	0.9%

FRANCE — (9.0%)
* Airbus SE	114,996	13,829,378	0.7%
Capgemini SE.	69,217	12,683,797	0.6%
# Kering SA	15,012	12,029,287	0.6%
Legrand SA	102,082	9,936,648	0.5%
LVMH Moet Hennessy Louis Vuitton SE	59,150	44,560,660	2.2%
Orange SA.	858,720	10,693,823	0.5%
Other Securities		88,123,791	4.4%

TOTAL FRANCE.		191,857,384	9.5%

GERMANY — (7.2%)
* Adidas AG	32,418	10,012,650	0.5%
Bayer AG	202,852	13,126,210	0.7%
Deutsche Boerse AG	55,013	9,480,130	0.5%
Deutsche Post AG	218,448	12,865,965	0.6%
Deutsche Telekom AG	837,113	16,110,269	0.8%
E.ON SE	886,740	10,692,159	0.5%
SAP SE	98,555	13,799,735	0.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$66,050,060	3.3%

TOTAL GERMANY		152,137,178	7.6%

HONG KONG — (2.6%)
Hong Kong Exchanges & Clearing, Ltd.	293,437	17,697,486	0.9%
Techtronic Industries Co., Ltd.	571,500	10,369,731	0.5%
Other Securities		26,521,801	1.3%

TOTAL HONG KONG.		54,589,018	2.7%

IRELAND — (0.5%)
Other Securities		11,436,410	0.6%

ISRAEL — (0.3%)
Other Securities		7,221,261	0.4%

ITALY — (1.9%)
Enel SpA.	1,249,672	12,408,402	0.6%
Other Securities		28,348,099	1.4%

TOTAL ITALY.		40,756,501	2.0%

JAPAN — (21.3%)
Daikin Industries, Ltd.	49,600	10,005,047	0.5%
Hitachi, Ltd.	263,500	13,042,648	0.7%
KDDI Corp.	456,200	13,790,669	0.7%
Nintendo Co., Ltd.	25,600	14,685,511	0.7%
Recruit Holdings Co., Ltd.	228,100	10,284,454	0.5%
SoftBank Group Corp.	427,500	38,522,285	1.9%
Sony Group Corp.	328,700	32,863,065	1.6%
Tokyo Electron, Ltd.	33,900	15,396,962	0.8%
Other Securities		303,740,095	15.1%

TOTAL JAPAN		452,330,736	22.5%

NETHERLANDS — (3.5%)
ASML Holding NV N07059210	42,839	27,763,956	1.4%
Koninklijke Ahold Delhaize NV	441,808	11,889,897	0.6%
Wolters Kluwer NV	134,420	12,158,423	0.6%
Other Securities		23,045,942	1.1%

TOTAL NETHERLANDS		74,858,218	3.7%

NEW ZEALAND — (0.2%)
Other Securities		4,740,818	0.2%

NORWAY — (0.6%)
Other Securities		13,058,582	0.6%

PORTUGAL — (0.1%)
Other Security		1,149,087	0.1%

SINGAPORE — (0.8%)
Other Securities		17,528,706	0.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SPAIN — (2.1%)
Other Securities		$43,968,832	2.2%

SWEDEN — (3.0%)
Other Securities		63,539,109	3.2%

SWITZERLAND — (8.1%)
Nestle SA	290,751	34,695,518	1.7%
Partners Group Holding AG	7,501	10,684,926	0.5%
Roche Holding AG 711038901	183,630	59,891,950	3.0%
Sika AG	36,778	10,984,211	0.5%
Other Securities		56,508,093	2.9%

TOTAL SWITZERLAND		172,764,698	8.6%

UNITED KINGDOM — (12.8%)
Ashtead Group P.L.C.	224,550	14,427,544	0.7%
AstraZeneca P.L.C.	67,346	7,168,569	0.4%
# AstraZeneca P.L.C., Sponsored ADR	404,778	21,481,568	1.1%
BAE Systems P.L.C.	1,398,751	9,770,597	0.5%
* BT Group P.L.C.	4,194,930	9,568,395	0.5%
Diageo P.L.C.	80,730	3,624,080	0.2%
Diageo P.L.C., Sponsored ADR	106,135	19,035,312	0.9%
Ferguson P.L.C.	94,077	11,865,584	0.6%
Rio Tinto P.L.C.	18,329	1,535,185	0.1%
# Rio Tinto P.L.C., Sponsored ADR	251,488	21,391,569	1.1%
SSE P.L.C.	474,042	9,610,501	0.5%
Unilever P.L.C., Sponsored ADR	508,666	29,868,867	1.5%
Other Securities		111,950,264	5.4%

TOTAL UNITED KINGDOM		271,298,035	13.5%

UNITED STATES — (0.0%)
Other Security		14	0.0%

TOTAL COMMON STOCKS		1,973,476,036	98.2%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Volkswagen AG	46,952	12,224,397	0.6%
Other Securities		7,520,638	0.4%

TOTAL GERMANY		19,745,035	1.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		165,994	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,555,409,300)		1,993,387,065

		Value†
SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	11,415,868	132,081,588	6.6%

TOTAL INVESTMENTS—(100.0%) (Cost $1,687,486,317)		$2,125,468,653	105.8%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2021, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	26	06/18/21	$5,377,263	$5,426,720	$49,457

Total Futures Contracts.			$5,377,263	$5,426,720	$49,457

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,025,066	$116,464,707	—	$135,489,773
Austria	—	1,599,961	—	1,599,961
Belgium	—	16,064,896	—	16,064,896
Canada	184,005,589	—	—	184,005,589
Denmark	—	44,971,853	—	44,971,853
Finland	—	18,109,377	—	18,109,377
France	764,967	191,092,417	—	191,857,384
Germany	—	152,137,178	—	152,137,178
Hong Kong	—	54,589,018	—	54,589,018
Ireland	3,980,701	7,455,709	—	11,436,410
Israel	2,970,134	4,251,127	—	7,221,261
Italy	3,892,874	36,863,627	—	40,756,501
Japan	1,346,114	450,984,622	—	452,330,736
Netherlands	27,763,956	47,094,262	—	74,858,218
New Zealand	—	4,740,818	—	4,740,818
Norway	—	13,058,582	—	13,058,582
Portugal	—	1,149,087	—	1,149,087
Singapore	—	17,528,706	—	17,528,706
Spain	—	43,968,832	—	43,968,832
Sweden	—	63,539,109	—	63,539,109
Switzerland	7,483,069	165,281,629	—	172,764,698
United Kingdom	105,726,764	165,571,271	—	271,298,035
United States	14	—	—	14
Preferred Stocks
Germany	—	19,745,035	—	19,745,035
Rights/Warrants
France	—	165,994	—	165,994
Securities Lending Collateral	—	132,081,588	—	132,081,588
Futures Contracts**	49,457	—	—	49,457

TOTAL	$357,008,705	$1,768,509,405	—	$2,125,518,110

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company		$178,863,566
Investment in Dimensional Emerging Markets Value Fund		101,579,272
Investment in DFA International Small Cap Value Portfolio of
DFA Investment Dimensions Group Inc.	1,418,180	30,334,869

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $259,862,143)		$310,777,707

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$310,777,707	—	—	$310,777,707

TOTAL	$310,777,707	—	—	$310,777,707

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (4.3%)
BHP Group, Ltd.	352,621	$12,833,953	0.3%
Commonwealth Bank of Australia	92,899	6,359,547	0.2%
Fortescue Metals Group, Ltd.	379,329	6,562,889	0.2%
Other Securities		153,308,454	3.7%

TOTAL AUSTRALIA		179,064,843	4.4%

AUSTRIA — (0.4%)
Other Securities		16,290,634	0.4%

BELGIUM — (0.7%)
Other Securities		30,912,802	0.8%

BRAZIL — (1.3%)
Vale SA	628,010	12,604,016	0.3%
Other Securities		41,065,993	1.0%

TOTAL BRAZIL		53,670,009	1.3%

CANADA — (6.7%)
Magna International, Inc.	90,521	8,546,993	0.2%
# National Bank of Canada	93,086	6,767,412	0.2%
Royal Bank of Canada 780087102	97,598	9,310,849	0.2%
# Royal Bank of Canada 780087953	120,786	11,527,808	0.3%
Other Securities		246,580,014	6.1%

TOTAL CANADA		282,733,076	7.0%

CHILE — (0.2%)
Other Securities		6,607,436	0.2%

CHINA — (9.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	44,024	10,167,343	0.3%
China Construction Bank Corp., Class H	10,450,000	8,248,619	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	9,577,639	0.3%
Tencent Holdings, Ltd.	442,200	35,275,174	0.9%
Other Securities		351,043,249	8.5%

TOTAL CHINA.		414,312,024	10.2%

COLOMBIA — (0.0%)
Other Securities		2,123,841	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		958,126	0.0%

DENMARK — (1.5%)
Novo Nordisk A.S., Class B	144,089	10,629,077	0.3%
Other Securities		51,012,553	1.2%

TOTAL DENMARK		61,641,630	1.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
EGYPT — (0.0%)
Other Securities		$230,603	0.0%

FINLAND — (1.1%)
Other Securities		47,421,131	1.2%

FRANCE — (5.2%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	16,430,566	0.4%
Orange SA	535,579	6,669,680	0.2%
# Total SE	225,223	9,954,351	0.3%
Vinci SA	66,251	7,269,702	0.2%
Other Securities		178,014,761	4.3%

TOTAL FRANCE		218,339,060	5.4%

GERMANY — (4.3%)
Bayerische Motoren Werke AG	72,976	7,312,937	0.2%
Daimler AG	113,029	10,059,436	0.3%
Deutsche Telekom AG	371,759	7,154,515	0.2%
Other Securities		158,339,857	3.8%

TOTAL GERMANY		182,866,745	4.5%

GREECE — (0.1%)
Other Securities		2,234,408	0.1%

HONG KONG — (1.6%)
AIA Group, Ltd.	608,200	7,719,622	0.2%
Other Securities		60,132,140	1.5%

TOTAL HONG KONG		67,851,762	1.7%

HUNGARY — (0.1%)
Other Securities		2,689,156	0.1%

INDIA — (3.5%)
Infosys, Ltd.	347,300	6,284,928	0.2%
Reliance Industries, Ltd.	235,961	6,343,824	0.2%
Other Securities		134,847,944	3.2%

TOTAL INDIA.		147,476,696	3.6%

INDONESIA — (0.4%)
Other Securities		16,967,647	0.4%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR.	228,603	10,806,064	0.3%
Other Securities		17,338,554	0.4%

TOTAL IRELAND		28,144,618	0.7%

ISRAEL — (0.5%)
Other Securities		22,285,112	0.5%

ITALY — (1.8%)
Stellantis NV BMD8F9905.	468,041	7,763,839	0.2%
Other Securities		68,566,508	1.7%

TOTAL ITALY		76,330,347	1.9%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
JAPAN — (13.8%)
SoftBank Group Corp.	138,244	$12,457,251	0.3%
Sony Group Corp.	104,000	10,397,806	0.3%
Toyota Motor Corp.	226,063	16,915,014	0.4%
Other Securities		542,036,038	13.3%

TOTAL JAPAN		581,806,109	14.3%

MALAYSIA — (0.6%)
Other Securities		23,221,127	0.6%

MEXICO — (0.7%)
Other Securities		27,935,303	0.7%

NETHERLANDS — (2.1%)
ASML Holding NV N07059210.	20,610	13,357,341	0.3%
Koninklijke Ahold Delhaize NV	261,210	7,029,653	0.2%
Other Securities		67,557,917	1.7%

TOTAL NETHERLANDS.		87,944,911	2.2%

NEW ZEALAND — (0.3%)
Other Securities		14,178,774	0.4%

NORWAY — (0.6%)
Other Securities		26,110,661	0.6%

PERU — (0.0%)
Other Securities		266,076	0.0%

PHILIPPINES — (0.2%)
Other Securities		9,170,606	0.2%

POLAND — (0.2%)
Other Securities		10,344,885	0.3%

PORTUGAL — (0.1%)
Other Securities		5,119,976	0.1%

QATAR — (0.1%)
Other Securities		5,418,635	0.1%

RUSSIA — (0.2%)
Other Securities		8,600,485	0.2%

SAUDI ARABIA — (0.7%)
Other Securities		28,976,258	0.7%

SINGAPORE — (0.6%)
Other Securities		24,609,537	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		66,283,052	1.6%

SOUTH KOREA — (4.7%)
LG Electronics, Inc.	46,957	6,597,087	0.2%
Samsung Electronics Co., Ltd.	661,530	48,215,931	1.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
SK Hynix, Inc.	79,671	$9,088,969	0.3%
Other Securities		131,986,306	3.1%

TOTAL SOUTH KOREA		195,888,293	4.8%

SPAIN — (1.3%)
Iberdrola SA	567,779	7,672,934	0.2%
Other Securities		48,108,388	1.2%

TOTAL SPAIN		55,781,322	1.4%

SWEDEN — (2.3%)
Volvo AB, Class B	272,897	6,664,300	0.2%
Other Securities		88,864,855	2.2%

TOTAL SWEDEN		95,529,155	2.4%

SWITZERLAND — (4.5%)
Nestle SA	285,492	34,067,958	0.9%
Novartis AG	100,236	8,553,774	0.2%
Roche Holding AG 711038901	58,789	19,174,361	0.5%
Other Securities		128,602,406	3.1%

TOTAL SWITZERLAND		190,398,499	4.7%

TAIWAN — (5.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	24,639,740	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	129,369	15,102,537	0.4%
Other Securities		187,302,862	4.6%

TOTAL TAIWAN.		227,045,139	5.6%

THAILAND — (0.7%)
Other Securities		28,873,297	0.7%

TURKEY — (0.2%)
Other Securities		8,134,508	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		4,795,049	0.1%

UNITED KINGDOM — (8.9%)
# AstraZeneca P.L.C., Sponsored ADR	149,455	7,931,577	0.2%
# BHP Group P.L.C., ADR	109,958	6,652,459	0.2%
BP P.L.C., Sponsored ADR	305,930	7,697,199	0.2%
* BT Group P.L.C.	2,747,043	6,265,848	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	230,666	7,201,393	0.2%
# Rio Tinto P.L.C., Sponsored ADR	172,914	14,708,065	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	345,386	12,368,273	0.3%
Unilever P.L.C., Sponsored ADR	123,174	7,232,777	0.2%
Vodafone Group P.L.C.	3,655,899	6,899,408	0.2%
Other Securities		297,604,616	7.1%

TOTAL UNITED KINGDOM		374,561,615	9.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$3,162,163	0.1%

TOTAL COMMON STOCKS		3,965,307,141	97.8%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.3%)
Other Securities		11,266,261	0.3%

CHILE — (0.0%)
Other Securities		229,281	0.0%

COLOMBIA — (0.0%)
Other Securities		252,820	0.0%

GERMANY — (0.5%)
Volkswagen AG	27,539	7,170,039	0.2%
Other Securities		11,954,962	0.3%

TOTAL GERMANY		19,125,001	0.5%

PHILIPPINES — (0.0%)
Other Security		51,522	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,615	0.0%

TOTAL PREFERRED STOCKS.		30,926,500	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		106,840	0.0%

FRANCE — (0.0%)
Other Security		234,579	0.0%

INDIA — (0.0%)
Other Security		737	0.0%

MALAYSIA — (0.0%)
Other Securities		6,621	0.0%

SOUTH KOREA — (0.0%)
Other Security		12,692	0.0%

TAIWAN — (0.0%)
Other Securities		6,739	0.0%

THAILAND — (0.0%)
Other Securities		28,254	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TURKEY — (0.0%)
Other Securities		$39,369	0.0%

TOTAL RIGHTS/WARRANTS		435,831	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,000,889,255)		3,996,669,472

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	17,974,951	207,970,181	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,208,838,689)		$4,204,639,653	103.7%

As of April 30, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	06/18/21	$34,684,571	$36,108,560	$1,423,989

Total Futures Contracts			$34,684,571	$36,108,560	$1,423,989

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,152,394	$177,912,449	—	$179,064,843
Austria	—	16,290,634	—	16,290,634
Belgium	270,086	30,642,716	—	30,912,802
Brazil	53,670,009	—	—	53,670,009
Canada	281,952,570	780,506	—	282,733,076
Chile	6,607,436	—	—	6,607,436
China	47,829,721	366,482,303	—	414,312,024
Colombia	2,123,841	—	—	2,123,841
Czech Republic	—	958,126	—	958,126
Denmark	—	61,641,630	—	61,641,630
Egypt	107,616	122,987	—	230,603
Finland	—	47,421,131	—	47,421,131
France	844,166	217,494,894	—	218,339,060
Germany	1,121,018	181,745,727	—	182,866,745
Greece	—	2,234,408	—	2,234,408
Hong Kong	646,727	67,205,035	—	67,851,762
Hungary	—	2,689,156	—	2,689,156
India	3,014,190	144,462,506	—	147,476,696
Indonesi	140,678	16,826,969	—	16,967,647
Ireland	10,819,287	17,325,331	—	28,144,618
Israel	2,645,877	19,639,235	—	22,285,112
Italy	651,287	75,679,060	—	76,330,347

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$5,515,232	$576,290,877	—	$581,806,109
Malaysia	2,358	23,218,769	—	23,221,127
Mexico	27,935,102	201	—	27,935,303
Netherlands	14,061,750	73,883,161	—	87,944,911
New Zealand	—	14,178,774	—	14,178,774
Norway	189,124	25,921,537	—	26,110,661
Peru	266,076	—	—	266,076
Philippines	21,982	9,148,624	—	9,170,606
Poland	—	10,344,885	—	10,344,885
Portugal	—	5,119,976	—	5,119,976
Qatar	—	5,418,635	—	5,418,635
Russia	3,769,417	4,831,068	—	8,600,485
Saudi Arabia	61,415	28,914,843	—	28,976,258
Singapore	—	24,609,537	—	24,609,537
South Africa	7,429,020	58,854,032	—	66,283,052
South Korea	1,222,600	194,665,693	—	195,888,293
Spain	954,957	54,826,365	—	55,781,322
Sweden	137,263	95,391,892	—	95,529,155
Switzerland	9,005,421	181,393,078	—	190,398,499
Taiwan	15,312,062	211,733,077	—	227,045,139
Thailand	28,873,297	—	—	28,873,297
Turkey	31,434	8,103,074	—	8,134,508
United Arab Emirates	—	4,795,049	—	4,795,049
United Kingdom	83,427,985	291,133,630	—	374,561,615
United States	2,042,684	1,119,479	—	3,162,163
Preferred Stocks
Brazil	11,266,261	—	—	11,266,261
Chile	229,281	—	—	229,281
Colombia	252,820	—	—	252,820
Germany	—	19,125,001	—	19,125,001
Philippines	51,522	—	—	51,522
South Korea	—	1,615	—	1,615
Rights/Warrants
Canada	—	106,840	—	106,840
France	—	234,579	—	234,579
India	737	—	—	737
Malaysia	—	6,621	—	6,621
South Korea	—	12,692	—	12,692
Taiwan	—	6,739	—	6,739
Thailand	—	28,254	—	28,254
Turkey	—	39,369	—	39,369
Securities Lending Collateral	—	207,970,181	—	207,970,181
Futures Contracts**	1,423,989	—	—	1,423,989

TOTAL	$627,080,692	$3,578,982,950	—	$4,206,063,642

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	17,156,165	$579,192,149
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	18,978,762	302,331,676
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	5,029,619	131,876,604

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $652,490,829)		$1,013,400,429

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $107,914)	107,914	107,914

TOTAL INVESTMENTS — (100.0%) (Cost $652,598,743)		$1,013,508,343

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,013,400,429	—	—	$1,013,400,429
Temporary Cash Investments	107,914	—	—	107,914

TOTAL.	$1,013,508,343	—	—	$1,013,508,343

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	5,754,474	$178,388,690
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	5,998,873	95,562,043
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	2,594,845	68,036,853

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $197,762,758)		$341,987,586

As of April 30, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	578,895	ILS	1,878,904	Citibank, N.A.	05/07/21	$464
ILS	98,601	USD	30,172	Citibank, N.A.	05/07/21	183
USD	2,934,538	SEK	24,728,234	Bank of America Corp.	05/24/21	12,999
USD	16,656,951	HKD	129,270,995	ANZ Securities	06/10/21	13,162
USD	107,475	DKK	659,928	Citibank, N.A.	06/28/21	683
USD	18,797,333	JPY	2,042,593,987	JP Morgan	06/29/21	99,343

Total Appreciation						$126,834
USD	299,805	CAD	374,595	Citibank, N.A.	05/03/21	$(4,955)
CAD	3,988,658	USD	3,246,536	Citibank, N.A.	05/03/21	(1,482)
CAD	3,500,000	USD	2,849,140	Royal Bank of Canada	05/03/21	(1,643)
USD	5,629,831	CAD	7,114,063	UBS AG	05/03/21	(157,960)
JPY	2,119,688,749	USD	19,498,383	JP Morgan	05/06/21	(103,299)
USD	19,217,427	JPY	2,119,688,749	State Street Bank and Trust	05/06/21	(177,657)
USD	66,706	ILS	218,994	Citibank, N.A.	05/07/21	(712)
USD	5,640,626	AUD	7,395,966	Citibank, N.A.	05/13/21	(57,061)
USD	11,146,883	GBP	8,121,424	State Street Bank and Trust	05/14/21	(69,412)
USD	23,448,242	EUR	19,785,709	State Street Bank and Trust	05/20/21	(346,514)
USD	1,755,393	DKK	11,080,967	Bank of America Corp.	06/28/21	(37,771)
USD	5,639,077	CHF	5,282,604	Bank of New York Mellon Corp.	07/02/21	(154,396)

Total (Depreciation)						$(1,112,862)

Total Appreciation (Depreciation)						$(986,028)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	22	06/18/21	$4,336,666	$4,591,840	$255,174

Total Futures Contracts.			$4,336,666	$4,591,840	$255,174

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$341,987,586	—	—	$341,987,586
Forward Currency Contracts**	—	$(986,028)	—	(986,028)
Futures Contracts**	255,174	—	—	255,174

TOTAL	$342,242,760	$(986,028)	—	$341,256,732

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$6,437,346,284

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$6,437,346,284

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$5,431,086,103

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$5,431,086,103

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund.	$15,141,866,319

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$15,141,866,319

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.0%)
BELGIUM — (0.0%)
Other Security		$4,254,824	0.0%

BRAZIL — (3.7%)
Petroleo Brasileiro SA	16,222,810	68,988,119	0.2%
Vale SA	15,734,370	315,785,209	1.1%
Other Securities		734,469,861	2.4%

TOTAL BRAZIL		1,119,243,189	3.7%

CHILE — (0.7%)
Other Securities		200,197,958	0.7%

CHINA — (32.3%)
* Alibaba Group Holding, Ltd.	4,796,300	138,649,979	0.5%
* Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	584,056,383	2.0%
ANTA Sports Products, Ltd.	4,074,000	72,673,643	0.3%
* Baidu, Inc., Sponsored ADR.	658,661	138,536,168	0.5%
Bank of China, Ltd., Class H	204,333,702	81,068,980	0.3%
BYD Co., Ltd., Class H	3,215,300	66,860,613	0.2%
China Construction Bank Corp., Class H	333,485,302	263,233,813	0.9%
China Merchants Bank Co., Ltd., Class H	19,175,646	154,026,671	0.5%
China Petroleum & Chemical Corp., Class H	144,228,400	71,134,258	0.3%
China Resources Land, Ltd.	14,554,610	68,145,710	0.2%
Country Garden Services Holdings Co., Ltd	6,150,673	64,433,506	0.2%
Geely Automobile Holdings, Ltd.	29,475,000	76,773,288	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	265,967,725	172,584,198	0.6%
* JD.com, Inc., ADR	933,460	72,212,466	0.3%
Kweichow Moutai Co., Ltd., Class A	194,274	60,019,297	0.2%
Lenovo Group, Ltd.	63,424,000	86,659,626	0.3%
Li Ning Co., Ltd.	7,957,583	64,581,209	0.2%
* Meituan, Class B	2,906,500	111,244,204	0.4%
NetEase, Inc., ADR	1,143,858	128,180,727	0.4%
* NIO, Inc., ADR	2,391,232	95,266,683	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	329,324,684	1.1%
Sunac China Holdings, Ltd.	16,028,000	62,168,774	0.2%
Tencent Holdings, Ltd.	16,149,900	1,288,309,677	4.3%
* Vipshop Holdings, Ltd., ADR.	2,764,506	85,063,850	0.3%
Yum China Holdings, Inc.	1,322,585	83,217,048	0.3%
Other Securities		5,464,877,006	17.7%

TOTAL CHINA.		9,883,302,461	32.8%

COLOMBIA — (0.1%)
Other Securities		44,340,898	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		29,155,354	0.1%

EGYPT — (0.0%)
Other Securities		14,579,286	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GREECE — (0.2%)
Other Securities		$59,176,945	0.2%

HONG KONG — (0.1%)
Other Securities		16,211,746	0.1%

HUNGARY — (0.2%)
Other Securities		66,663,417	0.2%

INDIA — (10.9%)
* HDFC Bank, Ltd.	5,989,118	113,841,409	0.4%
Housing Development Finance Corp., Ltd.	2,699,140	88,375,837	0.3%
* ICICI Bank, Ltd., Sponsored ADR.	3,720,888	60,650,474	0.2%
Infosys, Ltd.	7,880,895	142,616,915	0.5%
Infosys, Ltd., Sponsored ADR	4,478,604	80,973,160	0.3%
Reliance Industries, Ltd.	8,904,074	239,386,508	0.8%
Tata Consultancy Services, Ltd.	2,397,225	98,243,500	0.3%
Other Securities		2,515,888,883	8.3%

TOTAL INDIA.		3,339,976,686	11.1%

INDONESIA — (1.5%)
Other Securities		449,444,086	1.5%

MALAYSIA — (1.7%)
Other Securities		527,334,061	1.7%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	15,881,225	72,032,727	0.3%
Other Securities		600,975,686	1.9%

TOTAL MEXICO.		673,008,413	2.2%

PERU — (0.1%)
Other Securities		21,363,967	0.1%

PHILIPPINES — (0.8%)
Other Securities		229,698,142	0.8%

POLAND — (0.7%)
Other Securities		224,566,900	0.7%

QATAR — (0.3%)
Other Securities		76,568,994	0.3%

RUSSIA — (0.9%)
Other Securities		269,786,820	0.9%

SAUDI ARABIA — (2.3%)
Al Rajhi Bank	2,611,994	68,771,792	0.2%
Other Securities		638,278,905	2.1%

TOTAL SAUDI ARABIA		707,050,697	2.3%

SOUTH AFRICA — (4.4%)
Impala Platinum Holdings, Ltd.	4,068,604	76,026,090	0.3%
#* MTN Group, Ltd.	12,329,968	78,008,141	0.3%
Naspers, Ltd., Class N	433,555	98,668,440	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$1,085,015,274	3.5%

TOTAL SOUTH AFRICA.		1,337,717,945	4.4%

SOUTH KOREA — (14.6%)
Kia Corp.	855,441	59,335,415	0.2%
LG Chem, Ltd.	83,389	69,612,084	0.3%
LG Electronics, Inc.	755,269	106,109,324	0.4%
POSCO	186,218	60,858,768	0.2%
Samsung Electronics Co., Ltd.	17,111,392	1,247,171,999	4.2%
SK Hynix, Inc.	1,804,846	205,899,129	0.7%
Other Securities		2,717,204,513	8.8%

TOTAL SOUTH KOREA		4,466,191,232	14.8%

TAIWAN — (16.3%)
Hon Hai Precision Industry Co., Ltd.	22,280,403	91,595,764	0.3%
MediaTek, Inc.	1,961,823	82,244,645	0.3%
# Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	872,702,782	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,788,624	442,283,966	1.5%
Other Securities		3,483,879,085	11.5%

TOTAL TAIWAN		4,972,706,242	16.5%

THAILAND — (2.1%)
Other Securities		649,134,417	2.2%

TURKEY — (0.5%)
Other Securities		165,743,861	0.6%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		84,795,127	0.3%

UNITED KINGDOM — (0.0%)
Other Security		979,634	0.0%

TOTAL COMMON STOCKS		29,633,193,302	98.3%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA	22,151,183	96,319,243	0.3%
Other Securities		150,544,178	0.5%

TOTAL BRAZIL		246,863,421	0.8%

CHILE — (0.0%)
Other Securities		4,936,075	0.0%

COLOMBIA — (0.1%)
Other Securities		9,624,057	0.1%

PHILIPPINES — (0.0%)
Other Security		1,110,044	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$263,247	0.0%

TOTAL PREFERRED STOCKS		262,796,844	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		13,805	0.0%

INDONESIA — (0.0%)
Other Security		40,402	0.0%

MALAYSIA — (0.0%)
Other Securities		125,988	0.0%

SOUTH KOREA — (0.0%)
Other Securities		286,784	0.0%

TAIWAN — (0.0%)
Other Securities		112,497	0.0%

THAILAND — (0.0%)
Other Securities		455,785	0.0%

TURKEY — (0.0%)
Other Security		1,183,241	0.0%

TOTAL RIGHTS/WARRANTS		2,218,502	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,172,294,243)		29,898,208,648

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	56,562,250	654,425,234	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $19,826,645,928)		$30,552,633,882	101.4%

As of April 30, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,161	06/18/21	$230,226,639	$242,323,920	$12,097,281

Total Futures Contracts			$230,226,639	$242,323,920	$12,097,281

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$4,254,824	—	$4,254,824
Brazil	$1,119,243,189	—	—	1,119,243,189
Chile	200,197,958	—	—	200,197,958
China	1,604,459,244	8,278,843,217	—	9,883,302,461
Colombia	44,340,898	—	—	44,340,898
Czech Republic	—	29,155,354	—	29,155,354
Egypt	548,277	14,031,009	—	14,579,286
Greece.	—	59,176,945	—	59,176,945
Hong Kong	10,845,770	5,365,976	—	16,211,746
Hungary	—	66,663,417	—	66,663,417
India	167,719,278	3,172,257,408	—	3,339,976,686
Indonesia	14,564,498	434,879,588	—	449,444,086
Malaysia	68,905	527,265,156	—	527,334,061
Mexico	672,986,178	22,235	—	673,008,413
Peru	21,363,967	—	—	21,363,967
Philippines	4,571,628	225,126,514	—	229,698,142
Poland	3,488	224,563,412	—	224,566,900
Qatar	—	76,568,994	—	76,568,994
Russia	20,100,043	249,686,777	—	269,786,820
Saudi Arabia.	1,910,281	705,140,416	—	707,050,697
South Africa	142,689,512	1,195,028,433	—	1,337,717,945
South Korea	82,376,317	4,383,814,915	—	4,466,191,232
Taiwan	457,202,026	4,515,504,216	—	4,972,706,242
Thailand	649,134,417	—	—	649,134,417
Turkey	1,156,501	164,587,360	—	165,743,861
United Arab Emirates	—	84,795,127	—	84,795,127
United Kingdom	—	979,634	—	979,634
Preferred Stocks
Brazil	246,863,421	—	—	246,863,421
Chile	4,936,075	—	—	4,936,075
Colombia	9,624,057	—	—	9,624,057
Philippines	1,110,044	—	—	1,110,044
South Korea	—	263,247	—	263,247
Rights/Warrants
India	13,805	—	—	13,805
Indonesia	—	40,402	—	40,402
Malaysia	—	125,988	—	125,988
South Korea	—	286,784	—	286,784
Taiwan.	—	112,497	—	112,497
Thailand	—	455,785	—	455,785
Turkey	—	1,183,241	—	1,183,241
Securities Lending Collateral	—	654,425,234	—	654,425,234
Futures Contracts**	12,097,281	—	—	12,097,281

TOTAL	$5,490,127,058	$25,074,604,105	—	$30,564,731,163

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
Other Security		$111,390	0.0%

BRAZIL — (2.7%)
Other Securities		6,975,273	2.8%

CHILE — (0.4%)
Other Securities		1,090,059	0.4%

CHINA — (25.0%)
China Conch Venture Holdings, Ltd.	157,500	743,133	0.3%
China National Building Material Co., Ltd., Class H	900,000	1,299,683	0.5%
China Resources Gas Group, Ltd.	120,000	649,269	0.3%
China Taiping Insurance Holdings Co., Ltd.	370,800	686,383	0.3%
Fosun International, Ltd.	566,500	813,568	0.3%
* GCL-Poly Energy Holdings, Ltd.	3,025,000	771,073	0.3%
# JOYY, Inc., ADR	8,665	823,695	0.4%
Kingboard Holdings, Ltd.	150,500	888,771	0.4%
Kingsoft Corp., Ltd.	118,000	832,565	0.4%
Kunlun Energy Co., Ltd.	730,000	780,540	0.3%
PICC Property & Casualty Co., Ltd., Class H	1,102,000	1,078,846	0.5%
Sunac China Holdings, Ltd.	373,000	1,446,778	0.6%
* Trip.com Group, Ltd., ADR	35,214	1,376,163	0.6%
Other Securities		51,514,121	20.2%

TOTAL CHINA.		63,704,588	25.4%

COLOMBIA — (0.1%)
Other Securities		322,147	0.1%

GREECE — (0.3%)
Other Securities		679,594	0.3%

HONG KONG — (0.1%)
Other Securities		219,320	0.1%

INDIA — (13.7%)
* Adani Transmissions, Ltd.	45,879	646,966	0.3%
Aurobindo Pharma, Ltd.	51,632	681,720	0.3%
Cipla, Ltd.	62,697	769,454	0.3%
Grasim Industries, Ltd.	62,073	1,171,905	0.5%
Hindalco Industries, Ltd.	206,621	1,010,834	0.4%
* IndusInd Bank, Ltd.	50,201	630,941	0.3%
Tata Consumer Products, Ltd.	82,391	742,915	0.3%
* Tata Motors, Ltd.	346,216	1,357,412	0.6%
Tata Steel, Ltd.	85,210	1,175,618	0.5%
Other Securities		26,614,512	10.4%

TOTAL INDIA.		34,802,277	13.9%

INDONESIA — (1.7%)
Other Securities		4,240,730	1.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MALAYSIA — (2.1%)
Other Securities		$5,363,026	2.1%

MEXICO — (2.1%)
* Cemex S.A.B. de C.V.	1,670,668	1,319,578	0.5%
* Grupo Televisa S.A.B.	388,998	969,182	0.4%
Other Securities		3,125,047	1.3%

TOTAL MEXICO		5,413,807	2.2%

PHILIPPINES — (0.6%)
Other Securities		1,537,110	0.6%

POLAND — (0.9%)
Other Securities		2,259,445	0.9%

QATAR — (0.7%)
Other Securities		1,828,624	0.7%

RUSSIA — (0.5%)
Other Securities		1,232,510	0.5%

SAUDI ARABIA — (2.8%)
* Saudi Kayan Petrochemical Co.	131,174	634,571	0.3%
Other Securities		6,418,751	2.5%

TOTAL SAUDI ARABIA		7,053,322	2.8%

SOUTH AFRICA — (3.9%)
* Absa Group, Ltd.	98,526	830,732	0.3%
Sibanye Stillwater, Ltd.	256,549	1,193,568	0.5%
Other Securities		8,052,854	3.2%

TOTAL SOUTH AFRICA		10,077,154	4.0%

SOUTH KOREA — (16.8%)
E-MART, Inc.	4,592	690,170	0.3%
Hankook Tire & Technology Co., Ltd.	17,724	764,776	0.3%
* Hanwha Solutions Corp.	20,018	821,627	0.3%
Hyundai Steel Co.	14,635	727,482	0.3%
Korea Investment Holdings Co., Ltd.	6,698	672,399	0.3%
* Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,177	848,075	0.4%
Kumho Petrochemical Co., Ltd.	3,741	869,534	0.4%
* LG Display Co., Ltd.	38,277	831,246	0.4%
Samsung Fire & Marine Insurance Co., Ltd.	4,347	772,275	0.3%
Woori Financial Group, Inc.	93,163	895,468	0.4%
Other Securities		34,933,760	13.6%

TOTAL SOUTH KOREA		42,826,812	17.0%

TAIWAN — (18.5%)
* AU Optronics Corp.	944,000	1,105,096	0.5%
China Development Financial Holding Corp.	1,938,000	902,768	0.4%
Compal Electronics, Inc.	981,000	874,357	0.4%
* Evergreen Marine Corp. Taiwan, Ltd.	300,676	845,901	0.4%
Innolux Corp.	812,000	866,884	0.4%
Lite-On Technology Corp.	420,000	951,810	0.4%
Pou Chen Corp.	514,000	652,676	0.3%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Shin Kong Financial Holding Co., Ltd.	1,821,137	$656,409	0.3%
SinoPac Financial Holdings Co., Ltd.	1,542,000	731,684	0.3%
Taishin Financial Holding Co., Ltd.	1,754,374	884,425	0.4%
Winbond Electronics Corp.	697,000	880,447	0.4%
Wistron Corp.	629,000	732,422	0.3%
Other Securities		37,182,237	14.3%

TOTAL TAIWAN		47,267,116	18.8%

THAILAND — (2.8%)
Other Securities		7,030,405	2.8%

TURKEY — (0.9%)
Other Securities		2,347,027	0.9%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		1,426,503	0.6%

TOTAL COMMON STOCKS.		247,808,239	98.6%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
Gerdau SA	158,000	966,258	0.4%
Other Securities		945,855	0.4%

TOTAL BRAZIL		1,912,113	0.8%

COLOMBIA — (0.0%)
Other Security		8,864	0.0%

PHILIPPINES — (0.0%)
Other Security		19,746	0.0%

TOTAL PREFERRED STOCKS.		1,940,723	0.8%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Security		1,577	0.0%

SOUTH KOREA — (0.0%)
Other Security		5,164	0.0%

TAIWAN — (0.0%)
Other Securities		2,383	0.0%

THAILAND — (0.0%)
Other Securities		21,604	0.0%

TOTAL RIGHTS/WARRANTS		30,728	0.0%

TOTAL INVESTMENT SECURITIES (Cost $187,592,076)		249,779,690

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	432,695	$5,006,281	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $192,598,241)		$254,785,971	101.4%

As of April 30, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	4	06/18/21	$267,789	$267,320	$(469)
S&P 500® Emini Index	7	06/18/21	1,418,178	1,461,040	42,862

Total Futures Contracts			$1,685,967	$1,728,360	$42,393

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$111,390	—	$111,390
Brazil	$6,975,273	—	—	6,975,273
Chile	1,090,059	—	—	1,090,059
China	3,469,178	60,235,410	—	63,704,588
Colombia	322,147	—	—	322,147
Greece	—	679,594	—	679,594
Hong Kong	144,370	74,950	—	219,320
India	138,379	34,663,898	—	34,802,277
Indonesia	—	4,240,730	—	4,240,730
Malaysia	—	5,363,026	—	5,363,026
Mexico	5,413,807	—	—	5,413,807
Philippines	—	1,537,110	—	1,537,110
Poland	—	2,259,445	—	2,259,445
Qatar	—	1,828,624	—	1,828,624
Russia	1,031,003	201,507	—	1,232,510
Saudi Arabia	14,774	7,038,548	—	7,053,322
South Africa	264,327	9,812,827	—	10,077,154
South Korea	18,853	42,807,959	—	42,826,812
Taiwan	—	47,267,116	—	47,267,116
Thailand	7,030,405	—	—	7,030,405
Turkey	24,330	2,322,697	—	2,347,027
United Arab Emirates	—	1,426,503	—	1,426,503
Preferred Stocks
Brazil	1,912,113	—	—	1,912,113
Colombia	8,864	—	—	8,864
Philippines	19,746	—	—	19,746
Rights/Warrants
Malaysia	—	1,577	—	1,577
South Korea	—	5,164	—	5,164
Taiwan	—	2,383	—	2,383

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$21,604	—	$21,604
Securities Lending Collateral	—	5,006,281	—	5,006,281
Futures Contracts**	$42,393	—	—	42,393

TOTAL.	$27,920,021	$226,908,343	—	$254,828,364

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$88,963	$12,859,383
Investment Securities at Value (including $464,745, $2,148,727, $0 and $0 of securities on loan, respectively)	$5,707,151	$32,329,187	—	—
Temporary Cash Investments at Value & Cost	—	—	—	138,441
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $454,130, $2,101,235, $0 and $0, respectively)	454,158	2,101,382	—	—
Segregated Cash for Futures Contracts	2,849	15,180	—	6,985
Foreign Currencies at Value	43,346	118,138	—	—
Cash	17,296	232,399	98	—
Receivables:
Investment Securities Sold.	2,959	42,230	—	—
Dividends, Interest and Tax Reclaims.	26,047	144,512	—	3
Securities Lending Income.	247	1,907	—	—
Fund Shares Sold.	1,568	23,764	93	6,863
Unrealized Gain on Foreign Currency Contracts.	—	36	—	—
Prepaid Expenses and Other Assets	45	304	12	102

Total Assets	6,255,666	35,009,039	89,166	13,011,777

LIABILITIES:
Payables:
Upon Return of Securities Loaned	454,183	2,101,465	—	—
Investment Securities Purchased	227	39,948	28	—
Fund Shares Redeemed	2,826	18,741	17	11,216
Due to Advisor	666	5,380	11	3,182
Futures Margin Variation.	566	2,537	—	921
Unrealized Loss on Foreign Currency Contracts	1 —		—	—
Accrued Expenses and Other Liabilities	789	3,380	28	967

Total Liabilities	459,258	2,171,451	84	16,286

NET ASSETS	$5,796,408	$32,837,588	$89,082	$12,995,491

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,796,408; $32,837,588; $89,082 and $12,995,491 and shares outstanding of 215,745,513, 2,060,850,028, 5,977,748 and 580,821,758, respectively	$26.87	$15.93	$14.90	$22.37

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$70,580	N/A

Investment Securities at Cost	$3,781,219	$23,709,978	N/A	N/A

Foreign Currencies at Cost	$43,300	$117,929	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,291,374	$25,546,700	$69,869	$9,810,007
Total Distributable Earnings (Loss)	1,505,034	7,290,888	19,213	3,185,484

NET ASSETS	$5,796,408	$32,837,588	$89,082	$12,995,491

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$504,465	$492,838	$29,659	$761,358
Receivables:
Fund Shares Sold	—	6	—	7
Prepaid Expenses and Other Assets	13	13	10	13

Total Assets	504,478	492,857	29,669	761,378

LIABILITIES:
Payables:
Fund Shares Redeemed	3	14	1	2
Due to Advisor	128	120	9	184
Accrued Expenses and Other Liabilities	66	58	31	91

Total Liabilities	197	192	41	277

NET ASSETS	$504,281	$492,665	$29,628	$761,101

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $504,281; $492,665; $29,628 and $761,101 and shares outstanding of 19,849,151, 19,033,327, 940,853 and 22,575,425, respectively	$25.41	$25.88	$31.49	$33.71

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$418,885	$417,101	$23,071	$543,637
Total Distributable Earnings (Loss)	85,396	75,564	6,557	217,464

NET ASSETS	$504,281	$492,665	$29,628	$761,101

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	—	$4,198,487	—	—
Investment Securities at Value (including $426,844, $84,736, $435,012 and $207,769 of securities on loan, respectively)	$5,646,787	5,382,986	$12,312,067	$3,555,017
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $361,110, $86,854, $384,090 and $188,313, respectively)	361,136	86,864	384,132	188,332
Segregated Cash for Futures Contracts	2,156	—	6,619	—
Foreign Currencies at Value	8,125	—	90,086	10,034
Cash	51,076	15,042	31,618	6,656
Receivables:
Investment Securities Sold	102	337	4,741	1,153
Dividends, Interest and Tax Reclaims	35,743	2,217	73,391	17,422
Securities Lending Income	414	8	659	247
Fund Shares Sold	3,497	6,875	7,344	1,395
Unrealized Gain on Foreign Currency Contracts	—	—	1	—
Prepaid Expenses and Other Assets	29	128	104	41

Total Assets	6,109,065	9,692,944	12,910,762	3,780,297

LIABILITIES:
Payables:
Upon Return of Securities Loaned	361,203	86,915	384,112	188,323
Investment Securities Purchased	2,419	8,302	1,593	5,096
Fund Shares Redeemed	4,216	5,143	6,695	2,998
Due to Advisor	1,112	817	4,604	1,026
Futures Margin Variation	284	—	793	—
Unrealized Loss on Foreign Currency Contracts	2	—	—	6
Accrued Expenses and Other Liabilities	689	385	1,718	503

Total Liabilities	369,925	101,562	399,515	197,952

NET ASSETS	$5,739,140	$9,591,382	$12,511,247	$3,582,345

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,739,140; $9,591,382; $12,511,247 and $3,582,345 and shares outstanding of 1,179,982,943, 786,446,423, 584,961,131 and 254,442,530, respectively	$4.86	$12.20	$21.39	$14.08

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,575,151	$—	$—

Investment Securities at Cost	$4,924,524	$4,200,940	$9,942,559	$2,539,755

Foreign Currencies at Cost	$8,091	$—	$89,502	$10,071

NET ASSETS CONSIST OF:
Paid-In Capital	$6,019,993	$7,891,327	$10,468,708	$2,631,912
Total Distributable Earnings (Loss)	(280,853)	1,700,055	2,042,539	950,433

NET ASSETS	$5,739,140	$9,591,382	$12,511,247	$3,582,345

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	—	$310,778	—
Investment Securities at Value (including $134,091, $0 and $240,982 of securities on loan, respectively)	$1,993,387	—	$3,996,669
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $132,077, $0 and $207,949, respectively)	132,082	—	207,970
Segregated Cash for Futures Contracts	286	—	1,903
Foreign Currencies at Value	6,770	—	31,947
Cash	1,841	90	13,632
Receivables:
Investment Securities Sold	1,004	—	1,387
Dividends, Interest and Tax Reclaims	6,904	—	14,832
Securities Lending Income	59	—	276
Fund Shares Sold	1,108	1	6,342
Prepaid Expenses and Other Assets	61	10	58

Total Assets	2,143,502	310,879	4,275,016

LIABILITIES:
Payables:
Upon Return of Securities Loaned	132,083	—	207,982
Investment Securities Purchased	—	—	3,915
Fund Shares Redeemed	1,363	108	2,068
Due to Advisor	410	45	826
Futures Margin Variation	38	—	409
Deferred Taxes Payable	—	—	3,648
Accrued Expenses and Other Liabilities	159	42	702

Total Liabilities	134,053	195	219,550

NET ASSETS.	$2,009,449	$310,684	$4,055,466

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,009,449; $310,684 and $4,055,466 and shares outstanding of 151,810,300, 24,932,084 and 295,218,218, respectively.	$13.24	$12.46	$13.74

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost.	$—	$259,863	$—

Investment Securities at Cost	$1,555,409	N/A	$3,000,890

Foreign Currencies at Cost.	$6,769	$—	$31,739

NET ASSETS CONSIST OF:
Paid-In Capital	$1,570,231	$276,067	$3,179,921
Total Distributable Earnings (Loss)	439,218	34,617	875,545

NET ASSETS	$2,009,449	$310,684	$4,055,466

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,013,400	$341,988	$6,437,346	$5,431,086
Temporary Cash Investments at Value & Cost	108	—	—	—
Segregated Cash for Futures Contracts	—	242	—	—
Cash	—	8,964	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	572	—	—	—
Fund Shares Sold	727	36	117,640	1,319
Due from Advisor	—	1	—	—
Unrealized Gain on Forward Currency Contracts	—	127	—	—
Prepaid Expenses and Other Assets	32	12	68	33

Total Assets	1,014,839	351,370	6,555,054	5,432,438

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	3,419	—	—
Fund Shares Redeemed	493	1,099	54,325	1,871
Due to Advisor	32	—	1,014	1,412
Futures Margin Variation	—	32	—	—
Unrealized Loss on Forward Currency Contracts	—	1,113	—	—
Accrued Expenses and Other Liabilities	69	52	395	511

Total Liabilities	594	5,715	55,734	3,794

NET ASSETS	$1,014,245	$345,655	$6,499,320	$5,428,644

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,014,245; $345,655; $6,499,320 and $5,428,644 and shares outstanding of 46,985,499, 16,314,031, 186,471,780 and 208,522,224, respectively	$21.59	$21.19	$34.85	$26.03

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$652,491	$197,763	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$666,278	$194,532	$3,451,313	$4,124,278
Total Distributable Earnings (Loss)	347,967	151,123	3,048,007	1,304,366

NET ASSETS	$1,014,245	$345,655	$6,499,320	$5,428,644

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$15,141,866	—	—
Investment Securities at Value (including $0, $1,559,057 and $6,923 of securities on loan, respectively)	—	$29,898,209	$249,780
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $654,352 and $5,006, respectively)	—	654,425	5,006
Segregated Cash for Futures Contracts	—	12,771	94
Foreign Currencies at Value	—	175,093	916
Cash	—	94,288	1,467
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	31,497	745
Dividends and Interest	—	79,881	391
Securities Lending Income	—	2,933	10
Fund Shares Sold	3,329	20,879	225
Unrealized Gain on Foreign Currency Contracts	—111		—
Prepaid Expenses and Other Assets	83	223	12

Total Assets	15,145,278	30,970,310	258,646

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	654,444	5,007
Investment Securities/Affiliated Investment Companies Purchased	—	39,736	735
Fund Shares Redeemed	72,136	29,307	331
Due to Advisor	3,788	8,116	148
Futures Margin Variation	—	1,683	—
Unrealized Loss on Foreign Currency Contracts	—9		2
Deferred Taxes Payable	—	98,081	1,050
Accrued Expenses and Other Liabilities	1,081	5,302	148

Total Liabilities	77,005	836,678	7,421

NET ASSETS	$15,068,273	$30,133,632	$251,225

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $15,671; $0 and $0 and shares outstanding of 491,808, 0 and 0, respectively	$31.86	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $15,052,602; $30,133,632 and $251,225 and shares outstanding of 469,429,096, 1,149,261,198 and 18,978,685, respectively	$32.07	$26.22	$13.24

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$19,172,294	$187,592

Foreign Currencies at Cost	$—	$172,176	$869

NET ASSETS CONSIST OF:
Paid-In Capital	$13,697,965	$21,912,872	$181,559
Total Distributable Earnings (Loss)	1,370,308	8,220,760	69,666

NET ASSETS	$15,068,273	$30,133,632	$251,225

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $33 and $14,859, respectively)	—	—	$293	$128,118
Income from Securities Lending	—	—	23	7,592
Expenses Allocated from Affiliated Investment Companies	—	—	(22)	(7,256)

Income Distributions Received from Affiliated Investment Companies	— —		245	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	539	128,454

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,453, $40,042, $0 and $0, respectively)	$76,889	$408,163	—	—
Income from Securities Lending	660	9,280	—	—

Total Fund Investment Income	77,549	417,443	—	—

Fund Expenses
Investment Management Fees	4,560	34,125	129	21,210
Accounting & Transfer Agent Fees	453	2,410	9	702
Custodian Fees	213	1,033	—	1
Filing Fees	82	395	12	115
Shareholders’ Reports	98	347	4	237
Directors’/Trustees’ Fees & Expenses	43	234	1	95
Professional Fees	40	225	—	19
Previously Waived Fees Recovered by Advisor (Note C)	—	183	3	—
Other	92	484	—	40

Total Fund Expenses	5,581	39,436	158	22,419

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	93	—
Fees Paid Indirectly (Note C)	9	85	—	—

Net Expenses	5,572	39,351	65	22,419

Net Investment Income (Loss)	71,977	378,092	474	106,035

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	28,063	9,532	—	—
Affiliated Investment Companies Shares Sold	(2)	(7)	347	—
Transactions Allocated from Affiliated Investment Company**	—	—	634	241,868
Futures	8,361	44,116	35	16,642
Foreign Currency Transactions	2,064	4,103	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,257,046	7,708,615	—	—
Affiliated Investment Companies Shares	(12)	(84)	12,178	—
Transactions Allocated from Affiliated Investment Company	—	—	6,435	3,096,652
Futures	2,998	15,649	—	5,567
Translation of Foreign Currency-Denominated Amounts	70	422	—	—

Net Realized and Unrealized Gain (Loss)	1,298,588	7,782,346	19,629	3,360,729

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,370,565	$8,160,438	$20,103	$3,466,764

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $697, $65, $4 and $1,250, respectively)	$6,271	$5,928	$276	$6,431
Income from Securities Lending	201	437	5	505
Expenses Allocated from Affiliated Investment Companies	(318)	(275)	(15)	(413)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,154	6,090	266	6,523

Fund Expenses
Investment Management Fees	1,118	1,006	56	1,517
Accounting & Transfer Agent Fees.	48	44	6	64
Filing Fees	14	14	9	21
Shareholders’ Reports	6	5	3	8
Directors’/Trustees’ Fees & Expenses	4	4	—	5
Professional Fees	—	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	16	—
Other	2	—	—	7

Total Fund Expenses	1,192	1,073	90	1,623

Fees Waived, Expenses Reimbursed by Advisor (Note C)	251	226	32	341

Net Expenses	941	847	58	1,282

Net Investment Income (Loss)	5,213	5,243	208	5,241

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Transactions Allocated from Affiliated Investment Company**	12,227	3,415	293	16,740
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated Investment Company	33,126	113,201	8,710	206,412

Net Realized and Unrealized Gain (Loss)	45,353	116,616	9,003	223,152

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,566	$121,859	$9,211	$228,393

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$18,526	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	18,526	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,665, $8, $15,945 and $4,557, respectively)	$97,459	89,718	$141,331	$43,039
Income from Securities Lending	2,653	1,454	4,956	1,283

Total Fund Investment Income	100,112	91,172	146,287	44,322

Fund Expenses
Investment Management Fees	6,337	8,417	32,152	6,573
Accounting & Transfer Agent Fees	301	499	925	318
Custodian Fees	216	14	651	154
Filing Fees	36	91	128	87
Shareholders’ Reports	72	201	231	56
Directors’/Trustees’ Fees & Expenses	41	68	89	26
Professional Fees	40	21	83	25
Previously Waived Fees Recovered by Advisor (Note C)	—	9	—	—
Other	63	36	201	54

Total Fund Expenses	7,106	9,356	34,460	7,293

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,014	—	—
Fees Paid Indirectly (Note C)	184	—	14	2

Net Expenses	6,922	5,342	34,446	7,291

Net Investment Income (Loss)	93,190	104,356	111,841	37,031

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	—	1,045	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(51,261)	(5,213)	177,292	47,386
Affiliated Investment Companies Shares Sold	(33)	(6,015)	3	(2)
Futures	7,221	1,671	12,903	(202)
Foreign Currency Transactions	1,587	—	6,223	336
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,259,071	1,173,164	3,407,040	896,474
Affiliated Investment Companies Shares	(5)	944,110	(30)	(9)
Futures	2,912	—	8,036	—
Translation of Foreign Currency-Denominated Amounts	(51)	—	224	76

Net Realized and Unrealized Gain (Loss)	1,219,441	2,108,762	3,611,691	944,059

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,312,631	$2,213,118	$3,723,532	$981,090

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	Worldex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $364 and $0, respectively)	—	$3,511	—
Income from Securities Lending	—	57	—
Expenses Allocated from Affiliated Investment Companies	—	(231)	—

Income Distributions Received from Affiliated Investment Companies	—	403	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	3,740	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,220, $0 and $4,785, respectively)	$24,398	—	$44,180
Income from Securities Lending	211	—	1,257

Total Fund Investment Income	24,609	—	45,437

Fund Expenses
Investment Management Fees	2,280	546	5,196
Accounting & Transfer Agent Fees	182	12	332
Custodian Fees	81	—	418
Filing Fees	71	16	94
Shareholders’ Reports	18	6	66
Directors’/Trustees’ Fees & Expenses	14	2	29
Professional Fees	9	2	47
Other	24	—	77

Total Fund Expenses	2,679	584	6,259

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	268	—
Fees Paid Indirectly (Note C)	7	—	2

Net Expenses	2,672	316	6,257

Net Investment Income (Loss)	21,937	3,424	39,180

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,433	—	(4,615)
Affiliated Investment Companies Shares Sold	(4)	24	1
Transactions Allocated from Affiliated Investment Company**	—	2,929	—
Futures	1,688	—	5,292
Foreign Currency Transactions	33	—	695
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	345,897	—	981,543
Affiliated Investment Companies Shares	(2)	7,215	(8)
Transactions Allocated from Affiliated Investment Company	—	69,756	—
Futures	195	—	2,022
Translation of Foreign Currency-Denominated Amounts	14	—	71

Net Realized and Unrealized Gain (Loss)	364,254	79,924	985,001

Net Increase (Decrease) in Net Assets Resulting from Operations	$386,191	$83,348	$1,024,181

**	Net of foreign capital gain taxes withheld of $0, $4 and $12, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,459 and $4,001, respectively)	—	$1	$48,856	$40,866
Interest	—	—	435	14
Income from Securities Lending	—	—	1,329	8,093
Expenses Allocated from Affiliated Investment Companies	—	—	(4,602)	(7,196)

Income Distributions Received from Affiliated Investment Companies	$5,886	1,993	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,886	1,994	46,018	41,777

Fund Expenses
Investment Management Fees	1,153	437	10,878	15,480
Accounting & Transfer Agent Fees	60	34	313	278
Custodian Fees	1	1	—	—
Filing Fees	36	13	90	68
Shareholders’ Reports	9	10	111	90
Directors’/Trustees’ Fees & Expenses	7	3	51	42
Professional Fees	2	1	7	7
Previously Waived Fees Recovered by Advisor (Note C)	7	—	—	—
Other	2	1	13	13

Total Fund Expenses.	1,277	500	11,463	15,978

Fees Waived, Expenses Reimbursed by Advisor (Note C)	944	372	3,178	5,404

Net Expenses	333	128	8,285	10,574

Net Investment Income (Loss)	5,553	1,866	37,733	31,203

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	10,303	12,232	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	239,804	256,144
Futures	—	652	—	—
Forward Currency Contracts	—	(285)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	237,767	79,732	—	—
Transactions Allocated from Affiliated Investment Company	—	—	1,176,042	1,303,279
Futures	—	349	—	—
Forward Currency Contracts	—	(1,212)	—	—

Net Realized and Unrealized Gain (Loss)	248,070	91,468	1,415,846	1,559,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$253,623	$93,334	$1,453,579	$1,590,626

**	Net of foreign capital gain taxes withheld of $0, $0, $270 and $9, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $13,484, $0 and $0, respectively)	$113,311	—	—
Interest.	2	—	—
Income from Securities Lending.	5,796	—	—
Expenses Allocated from Affiliated Investment Companies.	(10,485)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies.	108,624	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $31,542 and $255, respectively)	—	$231,990	$1,863
Income from Securities Lending.	—	13,896	61

Total Fund Investment Income.	—	245,886	1,924

Fund Expenses
Investment Management Fees.	31,768	56,127	641
Accounting & Transfer Agent Fees	519	2,161	26
Custodian Fees.	—	4,738	78
Shareholder Servicing Fees
Class R2 Shares.	18	—	—
Filing Fees	96	238	28
Shareholders’ Reports.	188	420	9
Directors’/Trustees’ Fees & Expenses.	112	231	1
Professional Fees.	19	254	5
Previously Waived Fees Recovered by Advisor (Note C)	—	—	118
Other.	51	579	5

Total Fund Expenses.	32,771	64,748	911

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	1
Class R2 Shares	7	—	—
Institutional Class Shares	7,276	—	—
Fees Paid Indirectly (Note C)	—	66	1

Net Expenses.	25,488	64,682	909

Net Investment Income (Loss)	83,136	181,204	1,015

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	275,540	8,601
Affiliated Investment Companies Shares Sold.	—	(9)	—
Transactions Allocated from Affiliated Investment Company**	147,019	—	—
Futures.	—	39,728	354
Foreign Currency Transactions.	—	(1,177)	(27)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	—	6,652,371	58,019
Affiliated Investment Companies Shares.	—	(35)	—
Transactions Allocated from Affiliated Investment Company.	4,082,031	—	—
Futures.	—	19,993	55
Translation of Foreign Currency-Denominated Amounts.	—	(187)	2

Net Realized and Unrealized Gain (Loss)	4,229,050	6,986,224	67,004

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,312,186	$7,167,428	$68,019

** Net of foreign capital gain taxes withheld of $596, $86 and $1, respectively.

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

# Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$71,977	$117,936	$378,092	$608,730	$474	$616
Capital Gain Distributions Received from Investment Securities Net Realized Gain (Loss) on:	—	—	—	—	—	535
Investment Securities Sold*,**	28,063	(380,110)	9,532	(1,030,907)	—	—
Affiliated Investment Companies Shares Sold	(2)	(71)	(7)	(170)	347	(712)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	634	(193)
Futures	8,361	16,935	44,116	86,315	35	18
Foreign Currency Transactions.	2,064	4,070	4,103	5,368	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,257,046	(141,807)	7,708,615	(1,938,314)	—	9
Affiliated Investment Companies Shares.	(12)	27	(84)	97	12,178	(202)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	6,435	(79)
Futures.	2,998	(1,346)	15,649	(6,655)	—	—
Translation of Foreign Currency-Denominated Amounts	70	207	422	640	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,370,565	(384,159)	8,160,438	(2,274,896)	20,103	(8)

Distributions:
Institutional Class Shares	(47,471)	(119,035)	(222,742)	(616,813)	(727)	(627)
Capital Share Transactions (1):
Shares Issued	357,552	1,926,246	2,966,115	8,116,550	32,206	15,132
Shares Issued in Lieu of Cash Distributions	44,011	109,607	213,625	589,210	727	627
Shares Redeemed.	(628,737)	(2,188,646)	(3,245,409)	(11,407,917)	(6,795)	(12,842)

Net Increase (Decrease) from Capital Share Transactions	(227,174)	(152,793)	(65,669)	(2,702,157)	26,138	2,917

Total Increase (Decrease) in Net Assets	1,095,920	(655,987)	7,872,027	(5,593,866)	45,514	2,282
Net Assets
Beginning of Period	4,700,488	5,356,475	24,965,561	30,559,427	43,568	41,286

End of Period	$5,796,408	$4,700,488	$32,837,588	$24,965,561	$89,082	$43,568

(1) Shares Issued and Redeemed:
Shares Issued	14,106	94,221	199,668	716,205	2,266	1,667
Shares Issued in Lieu of Cash Distributions	1,746	5,201	14,765	47,443	58	54
Shares Redeemed	(24,981)	(109,723)	(219,609)	(1,014,855)	(495)	(1,300)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,129)	(10,301)	(5,176)	(251,207)	1,829	421

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$106,035	$219,740	$5,213	$8,936	$5,243	$12,909
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	241,868	(279,498)	12,227	(2,944)	3,415	(3,570)
Futures	16,642	13,320	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated
Investment Company	3,096,652	(573,955)	33,126	(15,236)	113,201	1,830
Futures	5,567	(2,575)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	3,466,764	(622,968)	50,566	(9,244)	121,859	11,169

Distributions:
Institutional Class Shares	(170,135)	(529,962)	(10,581)	(23,243)	(12,808)	(14,178)
Capital Share Transactions (1):
Shares Issued	843,710	2,566,857	9,966	67,280	849	71,668
Shares Issued in Lieu of Cash Distributions	166,207	511,580	10,580	23,242	12,805	14,174
Shares Redeemed	(1,459,187)	(4,527,485)	(22,946)	(231,407)	(8,722)	(44,800)

Net Increase (Decrease) from Capital Share Transactions	(449,270)	(1,449,048)	(2,400)	(140,885)	4,932	41,042

Total Increase (Decrease) in Net Assets	2,847,359	(2,601,978)	37,585	(173,372)	113,983	38,033
Net Assets
Beginning of Period	10,148,132	12,750,110	466,696	640,068	378,682	340,649

End of Period	$12,995,491	$10,148,132	$504,281	$466,696	$492,665	$378,682

(1) Shares Issued and Redeemed:
Shares Issued	40,543	166,813	385	3,412	36	4,296
Shares Issued in Lieu of Cash Distributions	8,312	27,715	418	928	559	681
Shares Redeemed	(70,728)	(292,110)	(903)	(10,105)	(373)	(2,301)

Net Increase (Decrease) from Shares Issued and Redeemed	(21,873)	(97,582)	(100)	(5,765)	222	2,676

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$208	$377	$5,241	$9,756	$93,190	$190,031
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(51,261)	(107,519)
Affiliated Investment Companies Shares Sold	—	—	—	—	(33)	(33)
Transactions Allocated from Affiliated Investment Company*,**	293	78	16,740	(23,161)	—	—
Futures	—	—	—	—	7,221	21,374
Foreign Currency Transactions.	—	—	—	—	1,587	1,329
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	1,259,071	(1,553,230)
Affiliated Investment Companies Shares	—	—	—	—	(5)	14
Transactions Allocated from Affiliated Investment Company	8,710	(3,815)	206,412	(31,479)	—	—
Futures	—	—	—	—	2,912	(2,070)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(51)	310

Net Increase (Decrease) in Net Assets Resulting from Operations.	9,211	(3,360)	228,393	(44,884)	1,312,631	(1,449,794)

Distributions:
Institutional Class Shares	(234)	(2,447)	(4,895)	(8,902)	—	(717,271)
Capital Share Transactions (1):
Shares Issued.	6,220	3,517	3,818	73,968	326,897	1,196,937
Shares Issued in Lieu of Cash Distributions	233	2,447	4,894	8,888	—	707,587
Shares Redeemed	(2,669)	(9,830)	(8,853)	(148,431)	(547,236)	(1,388,574)

Net Increase (Decrease) from Capital Share Transactions	3,784	(3,866)	(141)	(65,575)	(220,339)	515,950

Total Increase (Decrease) in Net Assets	12,761	(9,673)	223,357	(119,361)	1,092,292	(1,651,115)
Net Assets
Beginning of Period.	16,867	26,540	537,744	657,105	4,646,848	6,297,963

End of Period.	$29,628	$16,867	$761,101	$537,744	$5,739,140	$4,646,848

(1) Shares Issued and Redeemed:
Shares Issued	240	153	124	2,953	71,586	304,948
Shares Issued in Lieu of Cash Distributions	9	88	167	361	—	144,701
Shares Redeemed	(98)	(404)	(291)	(7,187)	(123,186)	(341,397)

Net Increase (Decrease) from Shares Issued and Redeemed	151	(163)	—	(3,873)	(51,600)	108,252

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$104,356	$513,699	$111,841	$228,060	$37,031	$59,466
Capital Gain Distributions Received from Investment Securities	1,045	1,750	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(5,213)	(42,440)	177,292	(411,850)	47,386	(76,225)
Affiliated Investment Companies Shares Sold	(6,015)	22,534	3	(2)	(2)	(7)
Futures	1,671	(362)	12,903	35,047	(202)	(8,170)
Foreign Currency Transactions.	—	—	6,223	6,447	336	296
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	1,173,164	(868,809)	3,407,040	(1,526,362)	896,474	(125,231)
Affiliated Investment Companies Shares	944,110	(1,432,797)	(30)	(8)	(9)	15
Futures.	—	—	8,036	(7,947)	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	224	(289)	76	132

Net Increase (Decrease) in Net Assets Resulting from Operations.	2,213,118	(1,806,425)	3,723,532	(1,676,904)	981,090	(149,724)

Distributions:
Institutional Class Shares	(186,954)	(599,021)	(191,089)	(430,950)	(30,325)	(57,640)
Capital Share Transactions (1):
Shares Issued	1,242,520	2,435,290	778,190	2,667,860	198,588	1,704,392
Shares Issued in Lieu of Cash Distributions	179,038	567,176	167,638	385,828	30,179	56,357
Shares Redeemed	(1,082,165)	(2,640,206)	(1,854,952)	(4,485,990)	(320,046)	(1,408,660)

Net Increase (Decrease) from Capital Share Transactions.	339,393	362,260	(909,124)	(1,432,302)	(91,279)	352,089

Total Increase (Decrease) in Net Assets	2,365,557	(2,043,186)	2,623,319	(3,540,156)	859,486	144,725
Net Assets
Beginning of Period	7,225,825	9,269,011	9,887,928	13,428,084	2,722,859	2,578,134

End of Period	$9,591,382	$7,225,825	$12,511,247	$9,887,928	$3,582,345	$2,722,859

(1) Shares Issued and Redeemed:
Shares Issued	113,412	243,141	39,489	181,563	15,423	184,973
Shares Issued in Lieu of Cash Distributions	16,811	49,884	9,014	20,438	2,398	5,172
Shares Redeemed	(98,963)	(267,327)	(95,251)	(292,999)	(24,633)	(150,794)

Net Increase (Decrease) from Shares Issued and Redeemed	31,260	25,698	(46,748)	(90,998)	(6,812)	39,351

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,937	$19,772	$3,424	$6,168
Capital Gain Distributions Received from Investment Securities.	—	—	—	440
Net Realized Gain (Loss) on: Investment Securities Sold*,**	16,433	(18,047)	—	—
Affiliated Investment Companies Shares Sold.	(4)	(1)	24	(1,457)
Transactions Allocated from Affiliated Investment Company*,**	—	—	2,929	(14,842)
Futures	1,688	3,996	—	100
Foreign Currency Transactions.	33	(53)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	345,897	56,853	—	(42)
Affiliated Investment Companies Shares.	(2)	5	7,215	(3,499)
Transactions Allocated from Affiliated Investment Company.	—	—	69,756	(36,036)
Futures.	195	(145)	—	—
Translation of Foreign Currency-Denominated Amounts	14	60	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations.	386,191	62,440	83,348	(49,168)

Distributions:
Institutional Class Shares	(14,435)	(18,018)	(2,694)	(6,579)
Capital Share Transactions (1):
Shares Issued	309,214	1,014,049	36,892	54,277
Shares Issued in Lieu of Cash Distributions.	14,155	17,687	2,692	6,573
Shares Redeemed	(161,021)	(259,261)	(16,469)	(100,557)

Net Increase (Decrease) from Capital Share Transactions	162,348	772,475	23,115	(39,707)

Total Increase (Decrease) in Net Assets	534,104	816,897	103,769	(95,454)
Net Assets
Beginning of Period.	1,475,345	658,448	206,915	302,369

End of Period	$2,009,449	$1,475,345	$310,684	$206,915

(1) Shares Issued and Redeemed:
Shares Issued	24,775	101,501	3,134	6,299
Shares Issued in Lieu of Cash Distributions.	1,122	1,705	241	672
Shares Redeemed	(12,781)	(25,836)	(1,456)	(11,524)

Net Increase (Decrease) from Shares Issued and Redeemed	13,116	77,370	1,919	(4,553)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0 and $4, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $2, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,180	$77,826	$5,553	$14,907	$1,866	$5,790
Capital Gain Distributions Received from Investment Securities	—	—	—	8,146	—	4,097
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(4,615)	(110,980)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	(23)	10,303	(19,813)	12,232	(689)
Futures	5,292	13,484	—	(122)	652	460
Foreign Currency Transactions	695	1,255	—	—	—	—
Forward Currency Contracts.	—	—	—	—	(285)	(1,961)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	981,543	(169,554)	—	—	—	—
Affiliated Investment Companies Shares.	(8)	17	237,767	3,079	79,732	(13,537)
Futures.	2,022	(598)	—	—	349	(146)
Translation of Foreign Currency-Denominated Amounts	71	101	—	—	—	—
Forward Currency Contracts.	—	—	—	—	(1,212)	710

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,024,181	(188,472)	253,623	6,197	93,334	(5,276)

Distributions:
Institutional Class Shares	(31,474)	(75,535)	(5,570)	(16,437)	(6,934)	(9,635)
Capital Share Transactions (1):
Shares Issued.	319,620	1,273,174	96,037	198,881	27,272	64,436
Shares Issued in Lieu of Cash Distributions.	31,285	74,685	5,047	15,264	6,900	9,598
Shares Redeemed	(498,383)	(1,592,928)	(104,494)	(313,856)	(63,426)	(146,446)

Net Increase (Decrease) from Capital Share Transactions	(147,478)	(245,069)	(3,410)	(99,711)	(29,254)	(72,412)

Total Increase (Decrease) in Net Assets.	845,229	(509,076)	244,643	(109,951)	57,146	(87,323)
Net Assets
Beginning of Period.	3,210,237	3,719,313	769,602	879,553	288,509	375,832

End of Period	$4,055,466	$3,210,237	$1,014,245	$769,602	$345,655	$288,509

(1) Shares Issued and Redeemed:
Shares Issued.	24,769	135,315	4,738	13,724	1,393	4,300
Shares Issued in Lieu of Cash Distributions.	2,452	7,310	257	969	372	564
Shares Redeemed	(39,417)	(168,321)	(5,262)	(20,996)	(3,248)	(9,787)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,196)	(25,696)	(267)	(6,303)	(1,483)	(4,923)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $12, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $2, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,733	$118,848	$31,203	$120,972	$83,136	$419,152
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	239,804	62,124	256,144	(377,221)	147,019	(1,030,841)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,176,042	28,554	1,303,279	126,768	4,082,031	(1,128,949)

Net Increase (Decrease) in Net Assets Resulting from Operations.	1,453,579	209,526	1,590,626	(129,481)	4,312,186	(1,740,638)

Distributions:
Class R2 Shares	—	—	—	—	(125)	(569)
Institutional Class Shares	(24,261)	(118,156)	(92,502)	(170,927)	(144,208)	(441,483)

Total Distributions	(24,261)	(118,156)	(92,502)	(170,927)	(144,333)	(442,052)

Capital Share Transactions (1):
Shares Issued.	582,574	1,949,203	275,268	767,311	846,204	3,023,264
Shares Issued in Lieu of Cash
Distributions	23,337	110,017	87,183	161,476	139,564	425,730
Shares Redeemed	(1,188,267)	(2,466,550)	(1,311,664)	(2,172,505)	(2,694,837)	(5,847,897)

Net Increase (Decrease) from Capital Share Transactions	(582,356)	(407,330)	(949,213)	(1,243,718)	(1,709,069)	(2,398,903)

Total Increase (Decrease) in Net Assets.	846,962	(315,960)	548,911	(1,544,126)	2,458,784	(4,581,593)
Net Assets
Beginning of Period.	5,652,358	5,968,318	4,879,733	6,423,859	12,609,489	17,191,082

End of Period	$6,499,320	$5,652,358	$5,428,644	$4,879,733	$15,068,273	$12,609,489

(1) Shares Issued and Redeemed:
Shares Issued	17,286	81,083	11,639	43,649	28,348	131,688
Shares Issued in Lieu of Cash Distributions	718	4,148	3,832	8,071	4,871	16,867
Shares Redeemed	(36,056)	(97,296)	(55,067)	(123,692)	(90,257)	(250,369)

Net Increase (Decrease) from Shares Issued and Redeemed	(18,052)	(12,065)	(39,596)	(71,972)	(57,038)	(101,814)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $270, $9 and $596, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $162 and $365, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$181,204	$561,952	$1,015	$3,141
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	275,540	(1,673,803)	8,601	1,473
Affiliated Investment Companies Shares Sold.	(9)	(9)	—	—
Futures	39,728	69,434	354	(609)
Foreign Currency Transactions.	(1,177)	(17,720)	(27)	36
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,652,371	760,317	58,019	3,387
Affiliated Investment Companies Shares	(35)	17	—	—
Futures	19,993	(12,657)	55	(13)
Translation of Foreign Currency-Denominated Amounts	(187)	(579)	2	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,167,428	(313,048)	68,019	7,411

Distributions:
Institutional Class Shares	(109,536)	(585,760)	(4,500)	(3,875)
Capital Share Transactions (1):
Shares Issued	2,343,691	6,136,399	27,160	116,272
Shares Issued in Lieu of Cash Distributions.	104,282	555,504	4,385	3,875
Shares Redeemed	(4,152,933)	(9,635,005)	(14,002)	(67,880)

Net Increase (Decrease) from Capital Share Transactions	(1,704,960)	(2,943,102)	17,543	52,267

Total Increase (Decrease) in Net Assets.	5,352,932	(3,841,910)	81,062	55,803
Net Assets
Beginning of Period	24,780,700	28,622,610	170,163	114,360

End of Period	$30,133,632	$24,780,700	$251,225	$170,163

(1) Shares Issued and Redeemed:
Shares Issued	94,219	329,136	2,261	14,050
Shares Issued in Lieu of Cash Distributions.	4,391	28,643	389	366
Shares Redeemed	(167,617)	(529,560)	(1,191)	(7,864)

Net Increase (Decrease) from Shares Issued and Redeemed.	(69,007)	(171,781)	1,459	6,552

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $86 and $1, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $72 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.90		$22.78	$21.29	$23.52	$19.52	$20.36	$12.08		$13.19	$12.65	$14.23	$11.58	$11.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.49	0.70	0.66	0.58	0.57	0.18		0.28	0.41	0.38	0.34	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	5.86		(1.87)	1.47	(2.25)	4.00	(0.86)	3.78		(1.11)	0.53	(1.60)	2.63	(0.15)

Total from Investment Operations	6.19		(1.38)	2.17	(1.59)	4.58	(0.29)	3.96		(0.83)	0.94	(1.22)	2.97	0.17

Less Distributions:
Net Investment Income	(0.22)		(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.11)		(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Total Distributions	(0.22)		(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.11)		(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Net Asset Value, End of Period	$26.87		$20.90	$22.78	$21.29	$23.52	$19.52	$15.93		$12.08	$13.19	$12.65	$14.23	$11.58

Total Return	29.67	%(B)	(6.05%)	10.38%	(6.97%)	23.79%	(1.30%)	32.86	%(B)	(6.32%)	7.67%	(8.79%)	26.02%	1.62%

Net Assets, End of Period (thousands)	$5,796,408		$4,700,488	$5,356,475	$4,587,406	$4,723,090	$3,527,775	$32,837,588		$24,965,561	$30,559,427	$27,174,589	$25,443,968	$16,983,011
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.22%	0.23%	0.23%	0.25%	0.28%	0.26	%(C)	0.30%	0.29%	0.30%	0.30%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.23%	0.24%	0.23%	0.25%	0.28%	0.26	%(C)	0.30%	0.31%	0.30%	0.32%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.62	%(C)	2.31%	3.22%	2.78%	2.72%	2.95%	2.50	%(C)	2.24%	3.21%	2.67%	2.62%	2.83%
Portfolio Turnover Rate	5	%(B)	19%	7%	8%	10%	10%	4	%(B)	4%	6%	4%	6%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.50		$11.07	$10.73	$11.53	$10.00		$16.84		$18.21	$18.46	$21.52	$17.78	$17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.15	0.18	0.19	0.14		0.18		0.33	0.43	0.46	0.41	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	4.47		(0.55)	0.27	(0.75)	1.39		5.64		(0.93)	0.58	(2.41)	4.13	0.48

Total from Investment Operations	4.57		(0.40)	0.45	(0.56)	1.53		5.82		(0.60)	1.01	(1.95)	4.54	0.91

Less Distributions:
Net Investment Income	(0.17)		(0.17)	(0.11)	(0.17)	—		(0.29)		(0.37)	(0.44)	(0.44)	(0.34)	(0.51)
Net Realized Gains	—		—	—	(0.07)	—		—		(0.40)	(0.82)	(0.67)	(0.46)	(0.40)

Total Distributions	(0.17)		(0.17)	(0.11)	(0.24)	—		(0.29)		(0.77)	(1.26)	(1.11)	(0.80)	(0.91)

Net Asset Value, End of Period	$14.90		$10.50	$11.07	$10.73	$11.53		$22.37		$16.84	$18.21	$18.46	$21.52	$17.78

Total Return	43.83	%(B)	(3.75%)	4.29%	(5.02%)	15.30	%(B)	34.74	%(B)	(3.64%)	6.44%	(9.54%)	26.54%	5.43%

Net Assets, End of Period (thousands)	$89,082		$43,568	$41,286	$31,380	$15,021		$12,995,491		$10,148,132	$12,750,110	$12,656,204	$13,490,290	$10,387,361
Ratio of Expenses to Average Net Assets *(D)	0.47	%(C)	0.47%	0.49%	0.49%	0.42	%(C)(E)	0.49	%(C)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.76	%(C)	0.85%	0.93%	0.90%	1.14	%(C)(E)	0.49	%(C)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.53	%(C)	1.50%	1.69%	1.58%	1.74	%(C)(E)	1.76	%(C)	1.96%	2.44%	2.18%	2.14%	2.47%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.27	%(C)	0.27%	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$23.39		$24.89	$25.70	$28.56	$23.01	$20.46	$20.13		$21.11	$20.83	$23.71	$21.27	$19.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.40	0.45	0.43	0.37	0.32	0.28		0.75	0.77	0.84	0.74	0.71
Net Gains (Losses) on Securities (Realized and Unrealized)	2.30		(0.91)	0.37	(2.59)	5.61	2.51	6.15		(0.77)	0.19	(2.76)	2.45	2.24

Total from Investment Operations	2.56		(0.51)	0.82	(2.16)	5.98	2.83	6.43		(0.02)	0.96	(1.92)	3.19	2.95

Less Distributions:
Net Investment Income	(0.54)		(0.61)	(0.28)	(0.70)	(0.43)	(0.28)	(0.68)		(0.96)	(0.68)	(0.96)	(0.75)	(0.74)
Net Realized Gains	—		(0.38)	(1.35)	—	—	—	—		—	—	—	—	—

Total Distributions	(0.54)		(0.99)	(1.63)	(0.70)	(0.43)	(0.28)	(0.68)		(0.96)	(0.68)	(0.96)	(0.75)	(0.74)

Net Asset Value, End of Period	$25.41		$23.39	$24.89	$25.70	$28.56	$23.01	$25.88		$20.13	$21.11	$20.83	$23.71	$21.27

Total Return	10.95	%(B)	(2.32%)	4.01%	(7.82%)	26.56%	14.04%	32.39	%(B)	(0.23%)	4.81%	(8.51%)	15.70%	16.18%

Net Assets, End of Period (thousands)	$504,281		$466,696	$640,068	$622,650	$647,978	$509,413	$492,665		$378,682	$340,649	$346,335	$332,153	$251,575
Ratio of Expenses to Average Net Assets (F)	0.50	%(C)	0.54%	0.55%	0.53%	0.54%	0.54%	0.50	%(C)	0.54%	0.57%	0.54%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.60	%(C)	0.64%	0.65%	0.63%	0.64%	0.64%	0.60	%(C)	0.64%	0.67%	0.64%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.08	%(C)	1.74%	1.91%	1.49%	1.50%	1.57%	2.32	%(C)	3.92%	3.65%	3.57%	3.41%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.35		$27.85	$26.95	$32.67	$27.21	$35.50	$23.82		$24.84	$24.37	$28.24	$21.48	$20.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.43	0.76	0.85	0.87	1.18	0.23		0.40	0.55	0.61	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	10.18		(4.00)	1.68	(3.65)	6.67	(6.55)	9.88		(1.04)	1.23	(3.68)	6.73	0.72

Total from Investment Operations	10.41		(3.57)	2.44	(2.80)	7.54	(5.37)	10.11		(0.64)	1.78	(3.07)	7.18	1.15

Less Distributions:
Net Investment Income	(0.27)		(0.68)	(0.47)	(0.79)	(0.93)	(1.29)	(0.22)		(0.38)	(0.51)	(0.59)	(0.42)	(0.41)
Net Realized Gains	—		(2.25)	(1.07)	(2.13)	(1.15)	(1.63)	—		—	(0.80)	(0.21)	—	—

Total Distributions	(0.27)		(2.93)	(1.54)	(2.92)	(2.08)	(2.92)	(0.22)		(0.38)	(1.31)	(0.80)	(0.42)	(0.41)

Net Asset Value, End of Period.	$31.49		$21.35	$27.85	$26.95	$32.67	$27.21	$33.71		$ 23.82 $ 24.84		$ 24.37 $ 28.24		$21.48

Total Return	49.03	%(B)	(15.27%)	10.14%	(9.34%)	29.28%	(16.20%)	42.57	%(B)	(2.63%)	7.94%	(11.14%)	33.68%	5.70%

Net Assets, End of Period (thousands)	$29,628		$16,867	$26,540	$36,351	$45,177	$32,323	$761,101		$537,744	$657,105	$645,651	$592,347	$292,117
Ratio of Expenses to Average Net Assets (F)	0.58	%(C)	0.59%	0.59%	0.58%	0.59%	0.59%	0.50	%(C)	0.54%	0.56%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.71	%(C)	0.86%	0.82%	0.68%	0.71%	0.71%	0.60	%(C)	0.64%	0.66%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.66	%(C)	1.89%	2.92%	2.75%	2.93%	3.87%	1.54	%(C)	1.68%	2.30%	2.16%	1.78%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$3.77		$5.61	$4.85	$5.07	$5.23	$5.27	$9.57		$12.71		$10.71		$10.90		$10.84		$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.20	0.22	0.21	0.20	0.14		0.68		0.34	**	0.48		0.43		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.01		(1.35)	0.83	(0.22)	0.04	(0.15)	2.73		(3.00)		2.16	**	(0.26)		0.15		0.23

Total from Investment Operations	1.09		(1.20)	1.03	—	0.25	0.05	2.87		(2.32)		2.50		0.22		0.58		0.50

Less Distributions:
Net Investment Income	—		(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.20)		(0.70)		(0.50)		(0.34)		(0.49)		(0.25)
Net Realized Gains	—		—	—	—	—	—	(0.04)		(0.12)		(—)		(0.07)		(0.03)		—

Total Distributions	—		(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.24)		(0.82)		(0.50)		(0.41)		(0.52)		(0.25)

Net Asset Value, End of Period	$4.86		$3.77	$5.61	$4.85	$5.07	$5.23	$12.20		$9.57		$12.71		$10.71		$10.90		$10.84

Total Return	28.91	%(B)	(23.98%)	22.54%	(0.24%)	5.46%	1.05%	30.42	%(B)	(19.28%)		24.55%		1.91%		5.82%		4.87%

Net Assets, End of Period (thousands)	$5,739,140		$4,646,848	$6,297,963	$5,442,507	$5,497,753	$4,181,623	$9,591,382		$7,225,825		$9,269,011		$7,475,924		$6,753,782		$4,888,955
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.26%	0.27%	0.28%	0.28%	0.28%	0.24	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)*	0.27	%(C)	0.27%	0.28%	0.28%	0.28%	0.28%	0.34	%(C)(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)	0.37	%(D)	0.38	%(D)
Ratio of Net Investment Income to Average Net Assets	3.53	%(C)	3.61%	4.01%	4.27%	4.19%	3.71%	2.48	%(C)	6.44%		2.95	%**	4.42%		4.03%		2.45%
Portfolio Turnover Rate	3	%(B)	12%	8%	5%	1%	1%	0	%(B)	0%		0%		3%		2%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.11	%(C)	0.12%		0.13%		0.13%		0.15%		0.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.65		$18.58	$19.24	$23.51	$19.31	$19.44	$10.42		$11.62	$11.74	$13.33 $	10.78	$10.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.33	0.45	0.47	0.39	0.44	0.14		0.23	0.33	0.32	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	5.87		(2.65)	(0.01)	(3.44)	4.72	0.29	3.64		(1.20)	0.24	(1.56)	2.57	0.05

Total from Investment Operations	6.05		(2.32)	0.44	(2.97)	5.11	0.73	3.78		(0.97)	0.57	(1.24)	2.85	0.33

Less Distributions:
Net Investment Income	(0.31)		(0.32)	(0.48)	(0.56)	(0.29)	(0.58)	(0.12)		(0.23)	(0.34)	(0.30)	(0.28)	(0.27)
Net Realized Gains	—		(0.29)	(0.62)	(0.74)	(0.62)	(0.28)	—		—	(0.35)	(0.05)	(0.02)	(0.04)

Total Distributions	(0.31)		(0.61)	(1.10)	(1.30)	(0.91)	(0.86)	(0.12)		(0.23)	(0.69)	(0.35)	(0.30)	(0.31)

Net Asset Value, End of Period	$21.39		$15.65	$18.58	$19.24	$23.51	$19.31	$14.08		$10.42	$11.62	$11.74	$13.33	$10.78

Total Return	38.96	%(B)	(13.03%)	2.94%	(13.37%)	27.49%	4.09%	36.38	%(B)	(8.41%)	5.49%	(9.52%)	26.83%	3.21%

Net Assets, End of Period (thousands)	$12,511,247		$9,887,928	$13,428,084	$13,787,695	$16,162,471	$13,009,729	$3,582,345		$2,722,859	$2,578,134	$2,441,217	$2,529,852	$1,856,474
Ratio of Expenses to Average Net Assets	0.59	%(C)	0.65%	0.68%	0.68%	0.68%	0.68%	0.44	%(C)	0.47%	0.50%	0.48%	0.49%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.59	%(C)	0.66%	0.69%	0.68%	0.68%	0.68%	0.44	%(C)	0.48%	0.50%	0.48%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.90	%(C)	2.02%	2.48%	2.10%	1.85%	2.38%	2.22	%(C)	2.20%	2.94%	2.40%	2.36%	2.73%
Portfolio Turnover Rate	4	%(B)	14%	18%	23%	21%	19%	3	%(B)	18%	17%	12%	5%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.64		$10.74	$9.71	$10.68	$10.00		$8.99		$10.97		$11.16		$12.71		$10.31		$10.28

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.21	0.27	0.26	0.08		0.15		0.25		0.35		0.34		0.31		0.31
Net Gains (Losses) on Securities (Realized and
Unrealized)	2.55		(0.13)	1.00	(1.01)	0.66		3.43		(1.96)		0.04		(1.48)		2.33		0.03

Total from Investment Operations	2.70		0.08	1.27	(0.75)	0.74		3.58		(1.71)		0.39		(1.14)		2.64		0.34

Less Distributions:
Net Investment Income	(0.10)		(0.18)	(0.24)	(0.22)	(0.06)		(0.11)		(0.27)		(0.35)		(0.41)		(0.24)		(0.31)
Net Realized Gains	—		—	—	—	—		—		—		(0.23)		—		—		—

Total Distributions	(0.10)		(0.18)	(0.24)	(0.22)	(0.06)		(0.11)		(0.27)		(0.58)		(0.41)		(0.24)		(0.31)

Net Asset Value, End of Period	$13.24		$10.64	$10.74	$9.71	$10.68		$12.46		$8.99		$10.97		$11.16		$12.71		$10.31

Total Return	25.40	%(B)	0.80%	13.19%	(7.20%)	7.38	%(B)	40.02	%(B)	(15.76%)		3.75%		(9.22%)		25.97%		3.54%

Net Assets, End of Period (thousands)	$2,009,449		$1,475,345	$658,448	$266,868	$67,793		$310,684		$206,915		$302,369		$240,668		$246,551		$188,154
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.33%	0.35%	0.31	%(C)(E)	0.46	%(C)(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)	0.52	%(D)	0.53	%(D)
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.31%	0.34%	0.35%	0.65	%(C)(E)	0.66	%(C)(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)	0.75	%(D)	0.76	%(D)
Ratio of Net Investment Income to Average Net
Assets	2.41	%(C)	1.97%	2.69%	2.41%	1.76	%(C)(E)	2.56	%(C)	2.56%		3.25%		2.72%		2.69%		3.20%
Portfolio Turnover Rate	7	%(B)	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	N/A		N/A	N/A	N/A	N/A		0.23	%(C)	0.23%		0.24%		0.24%		0.25%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$10.44		$11.17	$10.65	$12.15	$9.93	$9.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.24	0.33	0.31	0.27	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.28		(0.74)	0.56	(1.52)	2.21	0.08

Total from Investment Operations	3.41		(0.50)	0.89	(1.21)	2.48	0.34

Less Distributions:
Net Investment Income	(0.11)		(0.23)	(0.32)	(0.29)	(0.26)	(0.24)
Net Realized Gains	—		—	(0.05)	—	—	—

Total Distributions	(0.11)		(0.23)	(0.37)	(0.29)	(0.26)	(0.24)

Net Asset Value, End of Period	$13.74		$10.44	$11.17	$10.65	$12.15	$9.93

Total Return	32.71	%(B)	(4.42%)	8.64%	(10.22%)	25.33%	3.58%

Net Assets, End of Period (thousands)	$4,055,466		$3,210,237	$3,719,313	$3,129,791	$2,805,367	$1,656,445
Ratio of Expenses to Average Net Assets	0.33	%(C)	0.35%	0.37%	0.39%	0.40%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.33	%(C)	0.36%	0.38%	0.37%	0.40%	0.47%
Ratio of Net Investment Income to Average Net Assets	2.08	%(C)	2.26%	3.02%	2.56%	2.48%	2.67%
Portfolio Turnover Rate	2	%(B)	13%	8%	4%	4%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$16.29		$16.42	$15.40	$ 16.06 $ 13.14		$12.94	$16.21		$16.54	$15.71	$ 16.52 $ 13.67			$13.50

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.29	0.35	0.31	0.29	0.27	0.11		0.28	0.35	0.31	0.29		0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	5.30		(0.10)	1.13	(0.64)	2.98	0.20	5.27		(0.18)	1.12	(0.66)	2.98		0.30

Total from Investment Operations	5.42		0.19	1.48	(0.33)	3.27	0.47	5.38		0.10	1.47	(0.35)	3.27		0.56

Less Distributions:
Net Investment Income	(0.12)		(0.29)	(0.35)	(0.30)	(0.30)	(0.26)	(0.20)		(0.43)	(0.44)	(0.27)	(0.30)		(0.35)
Net Realized Gains	—		(0.03)	(0.11)	(0.03)	(0.05)	(0.01)	(0.20)		—	(0.20)	(0.19)	(0.12)		(0.04)

Total Distributions	(0.12)		(0.32)	(0.46)	(0.33)	(0.35)	(0.27)	(0.40)		(0.43)	(0.64)	(0.46)	(0.42)		(0.39)

Net Asset Value, End of Period.	$21.59		$16.29	$16.42	$15.40	$16.06	$13.14	$21.19		$16.21	$16.54	$15.71	$16.52		$13.67

Total Return	33.34	%(B)	1.25%	9.94%	(2.16%)	25.14%	3.73%	33.50	%(B)	0.47%	10.10%	(2.28%)	24.54	%4.32%

Net Assets, End of Period (thousands)	$1,014,245		$769,602	$879,553	$741,512	$546,891	$370,229	$345,655		$288,509	$375,832	$403,195	$402,204		$289,904
Ratio of Expenses to Average Net Assets *(D)	0.30	%(C)	0.32%	0.33%	0.35%	0.35%	0.35%	0.34	%(C)	0.36%	0.37%	0.34%	0.35%		0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor) *(D)	0.51	%(C)	0.56%	0.60%	0.59%	0.60%	0.64%	0.55	%(C)	0.61%	0.63%	0.60%	0.62%		0.64%
Ratio of Net Investment Income to Average Net Assets	1.21	%(C)	1.81%	2.23%	1.89%	1.95%	2.14%	1.14	%(C)	1.78%	2.25%	1.87%	1.90%		2.03%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of
Portfolio’s investment in Underlying Funds as follows:	0.23	%(C)	0.25%	0.27%	0.27%	0.28%	0.31%	0.26	%(C)	0.28%	0.30%	0.29%	0.29%		0.32%

.

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.64		$27.56	$25.46	$29.55	$24.12	$22.17	$19.67		$20.07	$18.72	$23.49	$20.39	$18.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.55	0.73	0.61	0.49	0.45	0.13		0.41	0.48	0.53	0.49	0.45
Net Gains (Losses) on Securities (Realized and
Unrealized)	7.14		0.07	2.05	(4.14)	5.43	1.95	6.62		(0.24)	1.87	(4.22)	3.58	2.04

Total from Investment Operations	7.34		0.62	2.78	(3.53)	5.92	2.40	6.75		0.17	2.35	(3.69)	4.07	2.49

Less Distributions:
Net Investment Income	(0.13)		(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.39)		(0.44)	(0.46)	(0.53)	(0.51)	(0.47)
Net Realized Gains	—		—	—	—	—	—	—		(0.13)	(0.54)	(0.55)	(0.46)	(0.14)

Total Distributions	(0.13)		(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.39)		(0.57)	(1.00)	(1.08)	(0.97)	(0.61)

Net Asset Value, End of Period	$34.85		$27.64	$27.56	$25.46	$29.55	$24.12	$26.03		$19.67	$20.07	$18.72	$23.49	$20.39

Total Return	26.57	%(B)	2.36%	11.06%	(12.14%)	24.83%	11.01%	34.59	%(B)	0.81%	12.96%	(16.45%)	21.00%	13.96%

Net Assets, End of Period (thousands)	$6,499,320		$5,652,358	$5,968,318	$5,394,188	$6,632,914	$4,915,400	$5,428,644		$4,879,733	$6,423,859	$6,304,406	$7,249,717	$5,459,509
Ratio of Expenses to Average Net Assets (F)	0.41	%(C)	0.44%	0.48%	0.47%	0.50%	0.56%	0.66	%(C)	0.69%	0.72%	0.70%	0.73%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed by Advisor) (F)	0.51	%(C)	0.54%	0.58%	0.57%	0.60%	0.66%	0.86	%(C)	0.89%	0.92%	0.90%	0.93%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.19	%(C)	2.07%	2.70%	2.08%	1.88%	2.04%	1.15	%(C)	2.20%	2.44%	2.31%	2.32%	2.43%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.78		$27.16	$26.64	$30.13	$24.71	$22.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.59	0.63	0.63	0.31	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	8.20		(3.27)	0.56	(3.48)	5.60	2.75

Total from Investment Operations	8.33		(2.68)	1.19	(2.85)	5.91	3.21

Less Distributions:
Net Investment Income	(0.25)		(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Total Distributions	(0.25)		(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Net Asset Value, End of Period.	$31.86		$23.78	$27.16	$26.64	$30.13	$24.71

Total Return.	35.15	%(B)	(9.98%)	4.57%	(9.66%)	24.11%	14.98%

Net Assets, End of Period (thousands)	$15,671		$12,587	$29,146	$25,150	$31,198	$97,923
Ratio of Expenses to Average Net Assets (F)	0.74	%(C)	0.77%	0.81%	0.80%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.84	%(C)	0.87%	0.91%	0.90%	0.91%	0.91%
Ratio of Net Investment Income to Average Net Assets	0.90	%(C)	2.41%	2.29%	2.07%	1.19%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.93		$27.34	$26.81	$30.32	$24.84	$22.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.71	0.70	0.73	0.61	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	8.25		(3.35)	0.57	(3.53)	5.40	2.77

Total from Investment Operations.	8.42		(2.64)	1.27	(2.80)	6.01	3.28

Less Distributions:
Net Investment Income.	(0.28)		(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Total Distributions	(0.28)		(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Net Asset Value, End of Period.	$32.07		$23.93	$27.34	$26.81	$30.32	$24.84

Total Return	35.35	%(B)	(9.75%)	4.83%	(9.45%)	24.41%	15.23%

Net Assets, End of Period (thousands)	$15,052,602		$12,596,902	$17,161,936	$16,431,410	$19,383,230	$16,304,321
Ratio of Expenses to Average Net Assets (F)	0.49	%(C)	0.52%	0.56%	0.54%	0.57%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.59	%(C)	0.62%	0.66%	0.64%	0.67%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.14	%(C)	2.87%	2.54%	2.37%	2.23%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.34		$20.59	$18.95	$22.38	$18.40	$16.81	$9.71		$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.43	0.53	0.50	0.42	0.37	0.06		0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	5.82		(0.22)	1.64	(3.47)	3.95	1.59	3.72		(0.59)	0.20

Total from Investment Operations	5.97		0.21	2.17	(2.97)	4.37	1.96	3.78		(0.38)	0.44

Less Distributions:
Net Investment Income	(0.09)		(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.23)		(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.02)		(0.11)	—

Total Distributions	(0.09)		(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.25)		(0.34)	(0.01)

Net Asset Value, End of Period	$26.22		$20.34	$20.59	$18.95	$22.38	$18.40	$13.24		$9.71	$10.43

Total Return	29.41	%(B)	1.13%	11.61%	(13.48%)	24.02%	11.87%	39.45	%(B)	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$30,133,632		$24,780,700	$28,622,610	$25,372,759	$27,085,722	$18,712,966	$251,225		$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.45	%(C)	0.49%	0.52%	0.52%	0.55%	0.61%	0.85	%(C)	0.84%	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45	%(C)	0.50%	0.53%	0.52%	0.56%	0.61%	0.85	%(C)	0.87%	0.95	%(C)(E)
Ratio of Net Investment Income to Average
Net Assets	1.25	%(C)	2.19%	2.62%	2.25%	2.08%	2.20%	0.95	%(C)	2.26%	2.30	%(C)(E)
Portfolio Turnover Rate	5	%(B)	15%	4%	4%	4%	3%	10	%(B)	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2021, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/21
Japanese Small Company Portfolio	The Japanese Small Company Series	16%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	25%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	12%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	75%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	9%
	DFA International Real Estate Securities Portfolio	58%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.17%*
International Core Equity Portfolio	0.23%*
Global Small Company Portfolio	0.42%*
International Small Company Portfolio	0.35%*
Japanese Small Company Portfolio	0.44%*
Asia Pacific Small Company Portfolio	0.44%*
United Kingdom Small Company Portfolio	0.44%*
Continental Small Company Portfolio	0.44%*
DFA International Real Estate Securities Portfolio	0.24%

DFA Global Real Estate Securities Portfolio	0.20%
DFA International Small Cap Value Portfolio	0.55	%*
International Vector Equity Portfolio	0.39	%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.41	%*
World ex U.S. Core Equity Portfolio	0.28	%*
World Core Equity Portfolio	0.25	%*
Selectively Hedged Global Equity Portfolio	0.27	%*
Emerging Markets Portfolio	0.34	%*
Emerging Markets Small Cap Portfolio	0.57	%*
Emerging Markets Value Portfolio	0.44	%*
Emerging Markets Core Equity Portfolio	0.39	%*
Emerging Markets Targeted Value Portfolio	0.60	%*

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
Large Cap International Portfolio	0.18%	0.14%
International Core Equity Portfolio	0.24%	0.20%
Global Small Company Portfolio	0.43%	0.40%
International Small Company Portfolio	0.38%	0.30%
Japanese Small Company Portfolio	0.47%	0.40%
Asia Pacific Small Company Portfolio	0.47%	0.40%
United Kingdom Small Company Portfolio	0.47%	0.40%
Continental Small Company Portfolio	0.47%	0.40%
DFA International Small Cap Value Portfolio	0.60%	0.45%
International Vector Equity Portfolio	0.42%	0.35%
World ex U.S. Value Portfolio	0.43%	0.37%
World ex U.S. Core Equity Portfolio	0.29%	0.25%
World Core Equity Portfolio	0.27%	0.22%
Selectively Hedged Global Equity Portfolio	0.28%	0.24%
Emerging Markets Portfolio	0.37%	0.29%
Emerging Markets Small Cap Portfolio	0.60%	0.52%
Emerging Markets Value Portfolio	0.45%	0.41%
Emerging Markets Core Equity Portfolio	0.42%	0.33%
Emerging Markets Targeted Value Portfolio	0.65%	0.52%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$183	—	—
Global Small Company Portfolio (2)	0.47%	—	3	$93	$463
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.40%	—	251	—
Asia Pacific Small Company Portfolio (4)	0.47%	0.40%	—	226	—
United Kingdom Small Company Portfolio (4)	0.47%	0.40%	16	32	83
Continental Small Company Portfolio (4)	0.47%	0.40%	—	341	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	9	4,014	25,212
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.37%	—	268	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	7	944	539
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	372	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	3,178	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	5,404	—
Emerging Markets Value Portfolio (11)	—	0.41%	—	7,276	—

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$118	$1	$18
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.41%	—	7	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.40% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”).From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.37% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis(the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.41% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$9
International Core Equity Portfolio	85
DFA International Real Estate Securities Portfolio	184
DFA International Small Cap Value Portfolio	14
International Vector Equity Portfolio	2
International High Relative Profitability Portfolio	7

Fees Paid Indirectly
World ex U.S. Core Equity Portfolio	$2
Emerging Markets Core Equity Portfolio	66
Emerging Markets Targeted Value Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$124
International Core Equity Portfolio	520
Global Small Company Portfolio	—
International Small Company Portfolio	335
Japanese Small Company Portfolio	15
Asia Pacific Small Company Portfolio	10
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	11
DFA International Real Estate Securities Portfolio	106
DFA Global Real Estate Securities Portfolio	129
DFA International Small Cap Value Portfolio	427
International Vector Equity Portfolio	53
International High Relative Profitability Portfolio	13
World ex U.S. Value Portfolio	4
World ex U.S. Core Equity Portfolio	44
World Core Equity Portfolio	10
Selectively Hedged Global Equity Portfolio	6
Emerging Markets Portfolio	163
Emerging Markets Small Cap Portfolio	142
Emerging Markets Value Portfolio	556
Emerging Markets Core Equity Portfolio	530
Emerging Markets Targeted Value Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$262,792	$495,188
International Core Equity Portfolio	$1,078,046	$1,189,769
DFA International Real Estate Securities Portfolio	$176,018	$312,385

	Purchases	Sales
DFA Global Real Estate Securities Portfolio	$339,241	$14,902
DFA International Small Cap Value Portfolio	$427,314	$1,345,863
International Vector Equity Portfolio	$111,908	$199,660
International High Relative Profitability Portfolio	$304,409	$133,076
World ex U.S. Core Equity Portfolio	$91,098	$248,638
Emerging Markets Core Equity Portfolio	$1,337,415	$3,038,790
Emerging Markets Targeted Value Portfolio	$36,286	$21,857

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$174,366	$836,842	$557,036	$(2)	$(12)	$454,158	39,253	$97	—

Total	$174,366	$836,842	$557,036	$(2)	$(12)	$454,158	39,253	$97	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,094,988	$3,635,650	$2,629,165	$(7)	$(84)	$2,101,382	181,623	$609	—

Total	$1,094,988	$3,635,650	$2,629,165	$(7)	$(84)	$2,101,382	181,623	$609	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$24,896	$16,931	$3,754	$347	$12,178	$50,598	1,087	$245	—

Total	$24,896	$16,931	$3,754	$347	$12,178	$50,598	1,087	$245	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$379,347	$1,913,930	$1,932,103	$(33)	$(5)	$361,136	31,213	$148	—

Total	$379,347	$1,913,930	$1,932,103	$(33)	$(5)	$361,136	31,213	$148	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,587,797	$125,473	$127,900	$(25,394)	$766,132	$3,326,108	684,384	—	—
DFA Real Estate Securities Portfolio	720,976	1	45,965	19,382	177,984	872,378	19,908	$18,526	$1,045
The DFA Short Term Investment Fund	72,156	311,374	296,657	(3)	(6)	86,864	7,508	48	—

Total	$3,380,929	$436,848	$470,522	$(6,015)	$944,110	$4,285,350	711,800	$18,574	$1,045

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$419,762	$840,882	$876,485	$3	$(30)	$384,132	33,201	$175	—

Total	$419,762	$840,882	$876,485	$3	$(30)	$384,132	33,201	$175	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,777	$373,477	$308,911	$(2)	$(9)	$188,332	16,278	$67	—

Total	$123,777	$373,477	$308,911	$(2)	$(9)	$188,332	16,278	$67	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$48,097	$407,625	$323,634	$(4)	$(2)	$132,082	11,416	—	—

Total	$48,097	$407,625	$323,634	$(4)	$(2)	$132,082	11,416	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$18,901	$5,331	$1,136	$24	$7,215	$30,335	1,418	$403	—

Total	$18,901	$5,331	$1,136	$24	$7,215	$30,335	1,418	$403	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$119,096	$338,699	$249,818	$1	$(8)	$207,970	17,975	$60	—

Total	$119,096	$338,699	$249,818	$1	$(8)	$207,970	17,975	$60	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$436,142	$34,135	$36,562	$8,417	$137,060	$579,192	17,156	$3,374	—
International Core Equity Portfolio	230,682	19,855	21,293	1,148	71,940	302,332	18,979	2,052	—
Emerging Markets Core Equity Portfolio	102,184	7,786	7,598	738	28,767	131,877	5,030	460	—

Total	$769,008	$61,776	$65,453	$10,303	$237,767	$1,013,401	41,165	$5,886	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$147,786	$7,137	$27,219	$8,210	$42,475	$178,389	5,754	$1,046	—
International Core Equity Portfolio	79,764	5,252	14,271	2,214	22,603	95,562	5,999	692	—
Emerging Markets Core Equity Portfolio	57,734	6,705	12,864	1,808	14,654	68,037	2,595	255	—

Total	$285,284	$19,094	$54,354	$12,232	$79,732	$341,988	14,348	$1,993	—

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$447,352	$1,181,562	$974,445	$(9)	$(35)	$654,425	56,562	$247	—

Total	$447,352	$1,181,562	$974,445	$(9)	$(35)	$654,425	56,562	$247	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,037	$10,536	$7,567	—	—	$5,006	433	—	—

Total	$2,037	$10,536	$7,567	—	—	$5,006	433	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible

90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio 2019	$155,698	—	—	$155,698
2020	119,035	—	—	119,035

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Core Equity Portfolio 2019	$907,539	—	—	$907,539
2020	616,813	—	—	616,813
Global Small Company Portfolio
2019	308	—	—	308
2020	627	—	—	627
International Small Company Portfolio 2019	339,853	$517,619	—	857,472
2020	251,539	278,423	—	529,962
Japanese Small Company Portfolio
2019	6,623	32,764	—	39,387
2020	14,224	9,019	—	23,243
Asia Pacific Small Company Portfolio
2019	11,260	—	—	11,260
2020	14,178	—	—	14,178
United Kingdom Small Company Portfolio
2019	540	1,437	—	1,977
2020	969	1,478	—	2,447
Continental Small Company Portfolio
2019	14,187	19,027	—	33,214
2020	8,902	—	—	8,902
DFA International Real Estate Securities Portfolio
2019	302,662	—	—	302,662
2020	717,271	—	—	717,271
DFA Global Real Estate Securities Portfolio
2019	311,682	40,223	—	351,905
2020	509,001	90,019	—	599,020
DFA International Small Cap Value Portfolio
2019	346,113	429,956	—	776,069
2020	224,481	206,468	—	430,949
International Vector Equity Portfolio
2019	75,474	72,426	—	147,900
2020	57,641	—	—	57,641
International High Relative Profitability Portfolio
2019	11,023	—	—	11,023
2020	18,018	—	—	18,018
World ex U.S. Value Portfolio
2019	8,654	5,062	—	13,716
2020	6,579	—	—	6,579
World ex U.S. Core Equity Portfolio
2019	100,766	15,900	—	116,666
2020	75,535	—	—	75,535
World Core Equity Portfolio
2019	18,739	4,773	—	23,512

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2020	$14,888	$1,549	—	$16,437
Selectively Hedged Global Equity Portfolio
2019	12,345	4,519	—	16,864
2020	9,635	—	—	9,635
Emerging Markets Portfolio
2019	145,647	—	—	145,647
2020	118,156	—	—	118,156
Emerging Markets Small Cap Portfolio
2019	153,182	173,892	—	327,074
2020	129,179	41,749	—	170,928
Emerging Markets Value Portfolio
2019	459,380	—	—	459,380
2020	442,052	—	—	442,052
Emerging Markets Core Equity Portfolio
2019	730,829	—	—	730,829
2020	585,760	—	—	585,760
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64
2020	3,854	21	—	3,875

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(8,871)	—	$(8,871)
International Core Equity Portfolio	(53,934)	—	(53,934)
Global Small Company Portfolio	(71)	—	(71)
International Small Company Portfolio	(23,983)	—	(23,983)
Japanese Small Company Portfolio	—	—	—
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(19)	—	(19)
Continental Small Company Portfolio	(799)	—	(799)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(3,747)	—	(3,747)
DFA International Small Cap Value Portfolio	(26,367)	—	(26,367)
International Vector Equity Portfolio	(6,596)	—	(6,596)
International High Relative Profitability Portfolio	(1,186)	—	(1,186)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(7,309)	—	(7,309)
World Core Equity Portfolio	(61)	—	(61)
Selectively Hedged Global Equity Portfolio	(473)	$(465)	(938)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Portfolio	$(11,704)	—	$(11,704)
Emerging Markets Small Cap Portfolio	(14,465)	—	(14,465)
Emerging Markets Value Portfolio	(43,191)	—	(43,191)
Emerging Markets Core Equity Portfolio	(55,165)	—	(55,165)
Emerging Markets Targeted Value Portfolio	(502)	—	(502)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$13,767	—	$(485,857)	$654,159	$182,069
International Core Equity Portfolio	109,223	—	(1,538,697)	783,156	(646,318)
Global Small Company Portfolio	540	—	(258)	(441)	(159)
International Small Company Portfolio	136,707	—	(313,125)	65,923	(110,495)
Japanese Small Company Portfolio	9,860	—	(4,708)	40,289	45,441
Asia Pacific Small Company Portfolio	11,401	—	(17,821)	(27,049)	(33,469)
United Kingdom Small Company Portfolio	197	—	(55)	(2,560)	(2,418)
Continental Small Company Portfolio	3,703	—	(27,023)	17,304	(6,016)
DFA International Real Estate Securities Portfolio	—	—	(431,697)	(1,161,693)	(1,593,390)
DFA Global Real Estate Securities Portfolio	86,211	$23,742	—	(435,949)	(325,996)
DFA International Small Cap Value Portfolio	164,422	—	(427,253)	(1,226,585)	(1,489,416)
International Vector Equity Portfolio	18,174	—	(117,363)	98,905	(284)
International High Relative Profitability Portfolio	1,731	—	(26,305)	92,038	67,464
World ex U.S. Value Portfolio	1,190	—	(17,769)	(29,442)	(46,021)
World ex U.S. Core Equity Portfolio	11,477	—	(129,730)	1,126	(117,127)
World Core Equity Portfolio	—	—	(1,459)	101,380	99,921
Selectively Hedged Global Equity Portfolio	2,378	3,266	—	59,081	64,725
Emerging Markets Portfolio	13,176	—	(149,587)	1,755,403	1,618,992
Emerging Markets Small Cap Portfolio	76,220	—	(395,156)	125,442	(193,494)
Emerging Markets Value Portfolio	98,175	—	(2,347,944)	(559,050)	(2,808,819)
Emerging Markets Core Equity Portfolio	63,708	—	(2,739,997)	3,839,613	1,163,324
Emerging Markets Targeted Value Portfolio	4,286	—	—	1,899	6,185

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after

October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$485,857	$485,857
International Core Equity Portfolio	1,538,697	1,538,697
Global Small Company Portfolio	258	258
International Small Company Portfolio	313,125	313,125
Japanese Small Company Portfolio	4,708	4,708
Asia Pacific Small Company Portfolio	17,821	17,821
United Kingdom Small Company Portfolio	55	55
Continental Small Company Portfolio	27,023	27,023
DFA International Real Estate Securities Portfolio	431,697	431,697
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	427,253	427,253
International Vector Equity Portfolio	117,363	117,363
International High Relative Profitability Portfolio	26,305	26,305
World ex U.S. Value Portfolio	17,769	17,769
World ex U.S. Core Equity Portfolio	129,730	129,730
World Core Equity Portfolio	1,459	1,459
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	149,587	149,587
Emerging Markets Small Cap Portfolio	395,156	395,156
Emerging Markets Value Portfolio	2,347,944	2,347,944
Emerging Markets Core Equity Portfolio	2,739,997	2,739,997
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2020, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$245
Emerging Markets Portfolio	59,952

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,250,389	$2,091,383	$(165,423)	$1,925,960
International Core Equity Portfolio	25,940,194	10,873,734	(2,254,395)	8,619,339
Global Small Company Portfolio	70,936	18,220	—	18,220
International Small Company Portfolio	9,828,407	3,331,433	—	3,331,433
Japanese Small Company Portfolio	435,242	84,815	—	84,815
Asia Pacific Small Company Portfolio	406,591	95,775	—	95,775
United Kingdom Small Company Portfolio	23,584	7,333	—	7,333
Continental Small Company Portfolio	533,216	230,968	—	230,968

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Real Estate Securities Portfolio	$5,909,025	$1,403,508	$(681,209)	$722,299
DFA Global Real Estate Securities Portfolio	8,013,966	2,034,916	(256,477)	1,778,439
DFA International Small Cap Value Portfolio	10,511,747	3,512,011	(1,142,461)	2,369,550
International Vector Equity Portfolio	2,748,100	1,206,509	(191,228)	1,015,281
International High Relative Profitability Portfolio	1,687,594	457,086	(19,104)	437,982
World ex U.S. Value Portfolio	262,527	49,382	—	49,382
World ex U.S. Core Equity Portfolio	3,223,204	1,286,348	(290,549)	995,799
World Core Equity Portfolio	674,361	360,910	—	360,910
Selectively Hedged Global Equity Portfolio	203,244	144,352	(1,113)	143,239
Emerging Markets Portfolio	3,475,965	2,984,617	—	2,984,617
Emerging Markets Small Cap Portfolio	3,984,338	1,538,778	—	1,538,778
Emerging Markets Value Portfolio	11,576,642	3,689,248	—	3,689,248
Emerging Markets Core Equity Portfolio	19,965,339	12,937,671	(2,211,744)	10,725,927
Emerging Markets Targeted Value Portfolio	193,866	72,469	(10,281)	62,188

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$767	25	$3,669	151
Shares Issued in Lieu of Cash Distributions	125	4	570	22
Shares Redeemed	(1,894)	(67)	(16,724)	(717)

Net Increase (Decrease) — Class R2 Shares	$(1,002)	(38)	$(12,485)	(544)

Institutional Class Shares
Shares Issued	$845,438	28,324	$3,019,595	131,537
Shares Issued in Lieu of Cash Distributions	139,438	4,866	425,160	16,845
Shares Redeemed	(2,692,943)	(90,190)	(5,831,173)	(249,652)

Net Increase (Decrease) — Institutional Class Shares	$(1,708,067)	(57,000)	$(2,386,418)	(101,270)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$45,737
International Core Equity Portfolio	—	239,728
Global Small Company Portfolio	—	272
International Small Company Portfolio	—	93,253
DFA International Real Estate Securities Portfolio	—	35,445
DFA International Small Cap Value Portfolio	—	98,942
International High Relative Profitability Portfolio	—	7,222
World ex U.S. Core Equity Portfolio	—	28,589
Selectively Hedged Global Equity Portfolio	104,497	4,048
Emerging Markets Core Equity Portfolio	—	221,655
Emerging Markets Targeted Value Portfolio	—	1,660

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Large Cap International Portfolio	$2,251	—	$2,251
International Core Equity Portfolio	13,788	—	13,788
International Small Company Portfolio	4,292	—	4,292
DFA International Real Estate Securities Portfolio	1,235	—	1,235
DFA International Small Cap Value Portfolio	2,843	—	2,843
International High Relative Profitability Portfolio	49	—	49
World ex U.S. Core Equity Portfolio	1,424	—	1,424
Selectively Hedged Global Equity Portfolio	382	$127	255
Emerging Markets Core Equity Portfolio	12,097	—	12,097
Emerging Markets Targeted Value Portfolio	43	—	43

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)
Selectively Hedged Global Equity Portfolio	$(1,113)	$(1,113)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$8,361	—	$8,361
International Core Equity Portfolio	44,116	—	44,116
Global Small Company Portfolio	35	—	35	*
International Small Company Portfolio	16,642	—	16,642
DFA International Real Estate Securities Portfolio	7,221	—	7,221
DFA Global Real Estate Securities Portfolio	1,671	—	1,671	*
DFA International Small Cap Value Portfolio	12,903	—	12,903
International Vector Equity Portfolio	(202)	—	(202	)*
International High Relative Profitability Portfolio	1,688	—	1,688
World ex U.S. Core Equity Portfolio	5,292	—	5,292
Selectively Hedged Global Equity Portfolio	367	$(285)	652
Emerging Markets Core Equity Portfolio	39,728	—	39,728
Emerging Markets Targeted Value Portfolio	354	—	354

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$2,998	—	$2,998
International Core Equity Portfolio	15,649	—	15,649
International Small Company Portfolio	5,567	—	5,567
DFA International Real Estate Securities Portfolio	2,912	—	2,912
DFA International Small Cap Value Portfolio	8,036	—	8,036
International High Relative Profitability Portfolio	195	—	195
World ex U.S. Core Equity Portfolio	2,022	—	2,022
Selectively Hedged Global Equity Portfolio	(863)	$(1,212)	349
Emerging Markets Core Equity Portfolio	19,993	—	19,993
Emerging Markets Targeted Value Portfolio	55	—	55

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A	$1	$1	$(1)	—	—	$64	$64	$(1)	—	$63
State Street Bank and Trust	—	—	—	—	—	593	593	—	—	593
Bank of America Corp	13	13	(13)	—	—	38	38	(13)	—	25
UBS AG.	—	—	—	—	—	158	158	—	—	158
Bank of New York Mellon Corp	—	—	—	—	—	154	154	—	—	154
ANZ Securities	13	13	—	—	$13	—	—	—	—	—
JP Morgan	99	99	(99)	—	—	103	103	(99)	—	4
Royal Bank of Canada	—	—	—	—	—	2	2	—	—	2

Total	$126	$126	$(113)	—	$13	$1,112	$1,112	$(113)	—	$999

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Large Cap International Portfolio	0.83%	$2,373	9	—	$16,289	—
Global Small Company Portfolio	0.83%	237	24	—	1,075	—
International Small Company Portfolio	0.84%	4,543	1	—	4,543	—
DFA International Real Estate Securities Portfolio	0.84%	2,495	14	$1	14,265	—
DFA Global Real Estate Securities Portfolio	0.83%	4,556	6	1	11,900	—
DFA International Small Cap Value Portfolio	0.83%	5,658	8	1	11,048	—
International Vector Equity Portfolio	0.84%	644	9	—	2,056	—
World ex U.S. Value Portfolio	0.84%	116	18	—	560	—
World ex U.S. Core Equity Portfolio	0.84%	2,439	9	1	7,282	—
World Core Equity Portfolio	0.83%	987	29	1	6,411	—
Selectively Hedged Global Equity Portfolio	0.83%	4,360	2	—	4,401	—

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Emerging Markets Core Equity Portfolio	0.84%	$11,679	2	$1	$22,991	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2021
Emerging Markets Core Equity Portfolio	Borrower	0.44%	$10	1	—	$10	—
* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$61,961	$34,925	$(4,470)
International Core Equity Portfolio	73,027	45,148	(10,852)
DFA Global Real Estate Securities Portfolio	34,690	—	—
DFA International Small Cap Value Portfolio	42,187	71,391	11,610
International Vector Equity Portfolio	11,269	11,790	790
International High Relative Profitability Portfolio	39,213	22,030	1,531

Portfolio	Purchases	Sales	Realized Gain (Loss)
World ex U.S. Core Equity Portfolio	$5,513	$14,468	$(2,610)
Emerging Markets Core Equity Portfolio	3,723	950	(183)
Emerging Markets Targeted Value Portfolio	262	362	128

K. Securities Lending:

As of April 30, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$33,429
International Core Equity Portfolio	191,946
DFA International Real Estate Securities Portfolio	88,216
DFA International Small Cap Value Portfolio	82,677
International Vector Equity Portfolio	35,340
International High Relative Profitability Portfolio	6,848
World ex U.S. Core Equity Portfolio	51,694
Emerging Markets Core Equity Portfolio	1,080,712
Emerging Markets Targeted Value Portfolio	2,402

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio
Common Stocks	$454,183	—	—	—	$454,183
International Core Equity Portfolio
Common Stocks, Rights/Warrants	2,101,465	—	—	—	2,101,465
DFA International Real Estate Securities Portfolio
Common Stocks	361,203	—	—	—	361,203
DFA Global Real Estate Securities Portfolio
Common Stocks	86,915	—	—	—	86,915
DFA International Small Cap Value Portfolio
Common Stocks	384,112	—	—	—	384,112
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	188,323	—	—	—	188,323
International High Relative Profitability Portfolio
Common Stocks	132,083	—	—	—	132,083
World ex U.S. Core Equity Portfolio
Common Stocks	207,982	—	—	—	207,982
Emerging Markets Core Equity Portfolio
Common Stocks	654,444	—	—	—	654,444
Emerging Markets Targeted Value Portfolio
Common Stocks	5,007	—	—	—	5,007

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate ( “LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

P. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	3	66%
Japanese Small Company Portfolio-Institutional Class	2	85%
Asia Pacific Small Company Portfolio-Institutional Class	2	96%
United Kingdom Small Company Portfolio-Institutional Class	4	97%
Continental Small Company Portfolio-Institutional Class	2	95%
DFA International Real Estate Securities Portfolio-Institutional Class	4	92%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	67%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	82%
International High Relative Profitability Portfolio-Institutional Class	3	89%
World ex U.S. Value Portfolio-Institutional Class	7	92%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World Core Equity Portfolio-Institutional Class	5	83%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	93%
Emerging Markets Portfolio-Institutional Class	3	63%
Emerging Markets Small Cap Portfolio-Institutional Class	4	63%
Emerging Markets Value Portfolio-Class R2	1	96%
Emerging Markets Value Portfolio-Institutional Class	2	37%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	92%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended April 30, 2021
EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,425.60	0.62%	$3.73
Institutional Class Shares	$1,000.00	$1,427.30	0.37%	$2.23
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.72	0.62%	$3.11
Institutional Class Shares	$1,000.00	$1,022.96	0.37%	$1.86

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,324,739,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,324,739,805

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,324,740
Receivables:
Fund Shares Sold	4,510
Prepaid Expenses and Other Assets	75

Total Assets	8,329,325

LIABILITIES:
Payables:
Fund Shares Redeemed	6,978
Due to Advisor	691
Accrued Expenses and Other Liabilities	874

Total Liabilities	8,543

NET ASSETS	$8,320,782

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,813 and shares outstanding of 95,082	$19.07

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,318,969 and shares outstanding of 434,969,335	$19.13

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,492,980
Total Distributable Earnings (Loss)	827,802

NET ASSETS	$8,320,782

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $14,056)	$141,599
Income from Securities Lending	1,109
Expenses Allocated from Affiliated Investment Companies	(8,606)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	134,102

Fund Expenses
Investment Management Fees	13,209
Accounting & Transfer Agent Fees	491
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	113
Shareholders’ Reports	176
Directors’/Trustees’ Fees & Expenses	61
Professional Fees	29
Other	21

Total Fund Expenses	14,102

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	1
Institutional Class Shares	7,954

Net Expenses	6,147

Net Investment Income (Loss)	127,955

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	194,815
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,385,124

Net Realized and Unrealized Gain (Loss)	2,579,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,707,894

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$127,955	$198,052
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	194,815	(316,959)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,385,124	(1,563,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,707,894	(1,682,069)

Distributions:
Class R2 Shares	(9)	(29)
Institutional Class Shares	(81,032)	(226,414)

Total Distributions	(81,041)	(226,443)

Capital Share Transactions (1):
Shares Issued	563,137	2,636,246
Shares Issued in Lieu of Cash Distributions	79,880	222,167
Shares Redeemed	(1,507,411)	(3,566,247)

Net Increase (Decrease) from Capital Share Transactions	(864,394)	(707,834)

Total Increase (Decrease) in Net Assets	1,762,459	(2,616,346)
Net Assets
Beginning of Period	6,558,323	9,174,669

End of Period	$8,320,782	$6,558,323

(1) Shares Issued and Redeemed:
Shares Issued	31,807	194,702
Shares Issued in Lieu of Cash Distributions	4,666	14,542
Shares Redeemed	(85,819)	(258,909)

Net Increase (Decrease) from Shares Issued and Redeemed	(49,346)	(49,665)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.50		$17.13	$17.68	$19.89	$16.27	$16.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.38	0.58	0.54	0.55	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	5.41		(3.61)	(0.10)	(2.21)	3.61	(0.65)

Total from Investment Operations	5.73		(3.23)	0.48	(1.67)	4.16	(0.12)

Less Distributions:
Net Investment Income	(0.16)		(0.40)	(0.51)	(0.54)	(0.54)	(0.54)
Net Realized Gains	—		—	(0.52)	—	—	—

Total Distributions	(0.16)		(0.40)	(1.03)	(0.54)	(0.54)	(0.54)

Net Asset Value, End of Period	$19.07		$13.50	$17.13	$17.68	$19.89	$16.27

Total Return	42.56	%(B)	(19.08%)	3.13%	(8.59%)	25.99%	(0.43%)

Net Assets, End of Period (thousands)	$1,813		$835	$1,191	$1,477	$3,508	$3,308
Ratio of Expenses to Average Net Assets (F)	0.62	%(C)	0.65%	0.69%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.82	%(C)	0.85%	0.89%	0.88%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.58	%(C)	2.56%	3.43%	2.72%	3.07%	3.4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.54		$17.18	$17.74	$19.94	$16.30	$16.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.38	0.63	0.60	0.56	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	5.49		(3.58)	(0.11)	(2.21)	3.66	(0.63)

Total from Investment Operations	5.77		(3.20)	0.52	(1.61)	4.22	(0.08)

Less Distributions:
Net Investment Income	(0.18)		(0.44)	(0.56)	(0.59)	(0.58)	(0.54)
Net Realized Gains	—		—	(0.52)	—	—	—

Total Distributions	(0.18)		(0.44)	(1.08)	(0.59)	(0.58)	(0.54)

Net Asset Value, End of Period	$19.13		$13.54	$17.18	$17.74	$19.94	$16.30

Total Return	42.73	%(B)	(18.87%)	3.37%	(8.32%)	26.36%	(0.20%)

Net Assets, End of Period (thousands)	$8,318,969		$6,557,488	$9,173,478	$9,421,965	$9,837,631	$7,270,665
Ratio of Expenses to Average Net Assets (F)	0.37	%(C)	0.40%	0.44%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.57	%(C)	0.60%	0.64%	0.63%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.22	%(C)	2.57%	3.70%	3.01%	3.12%	3.51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2021, the Portfolio owned 68% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.33%*

*	Effective as of February 28, 2021, the management fee payable by the Portfolio was reduced from 0.35% to 0.30%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2021, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.30%	—	$7,954	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.30%	—	1	—

(1)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.30% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$271

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2019	$302,955	$273,833	—	$576,788
2020	226,443	—	—	226,443

As of October 31, 2020, the Portfolios did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$32,903	—	$(349,326)	$(1,482,114)	$(1,798,537)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of April 30, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$349,326	$349,326

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,455,802	$889,736	—	$889,736

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$978	54	$354	23
Shares Issued in Lieu of Cash Distributions	9	1	29	2
Shares Redeemed	(371)	(22)	(473)	(32)

Net Increase (Decrease) — Class R2 Shares	$616	33	$(90)	(7)

Institutional Class Shares
Shares Issued	$562,159	31,753	$2,635,892	194,679
Shares Issued in Lieu of Cash Distributions	79,871	4,665	222,138	14,540
Shares Redeemed	(1,507,040)	(85,797)	(3,565,774)	(258,877)

Net Increase (Decrease) — Institutional Class Shares	$(865,010)	(49,379)	$(707,744)	(49,658)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	4	92%
DFA International Value Portfolio-Institutional Class	3	66%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,427.60	0.22%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,111.60	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,327.00	0.12%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,493.20	0.11%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,428.50	0.12%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,454.00	0.12%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,267.60	0.14%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,348.90	0.26%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.6%
Consumer Discretionary	16.0%
Consumer Staples	4.5%
Energy	10.5%
Financials	30.6%
Health Care	4.6%
Industrials	11.7%
Information Technology	1.1%
Materials	12.4%
Real Estate	2.7%
Utilities	1.3%

100.0%

The Japanese Small Company Series
Communication Services	2.8%
Consumer Discretionary	14.8%
Consumer Staples	7.5%
Energy	1.1%
Financials	8.7%
Health Care	4.7%
Industrials	30.6%
Information Technology	14.5%
Materials	11.9%
Real Estate	1.8%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series
Communication Services	7.9%
Consumer Discretionary	16.5%
Consumer Staples	7.5%
Energy	2.0%
Financials	13.3%
Health Care	5.5%
Industrials	14.0%
Information Technology	7.3%
Materials	16.4%
Real Estate	6.2%
Utilities	3.4%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	2.8%
Consumer Discretionary	20.5%
Consumer Staples	6.6%
Energy	2.1%
Financials	15.1%
Health Care	3.5%
Industrials	29.8%
Information Technology	7.5%
Materials	6.3%
Real Estate	4.2%
Utilities	1.6%

100.0%

The Emerging Markets Series
Communication Services	10.1%
Consumer Discretionary	13.8%
Consumer Staples	6.7%
Energy	3.9%
Financials	17.7%
Health Care	4.2%
Industrials	6.3%
Information Technology	21.0%
Materials	10.7%
Real Estate	3.1%
Utilities	2.5%

100.0%

The Continental Small Company Series
Communication Services	4.8%
Consumer Discretionary	10.2%
Consumer Staples	4.3%
Energy	2.3%
Financials	14.0%
Health Care	5.9%
Industrials	28.3%
Information Technology	11.0%
Materials	9.1%
Real Estate	6.1%
Utilities	4.0%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.7%
Consumer Discretionary	13.4%
Consumer Staples	6.3%
Energy	1.9%
Financials	7.7%
Health Care	8.0%
Industrials	15.7%
Information Technology	17.6%
Materials	14.8%
Real Estate	6.8%
Utilities	4.1%

100.0%

The Canadian Small Company Series
Communication Services	1.4%
Consumer Discretionary	7.1%
Consumer Staples	5.1%
Energy	18.8%
Financials	12.9%
Health Care	1.1%
Industrials	15.1%
Information Technology	5.0%
Materials	22.1%
Real Estate	3.5%
Utilities	7.9%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.4%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	6,888,410	$151,987,788	1.2%
National Australia Bank, Ltd.	6,475,626	132,518,340	1.1%
Westpac Banking Corp.	7,945,749	153,119,921	1.3%
Other Securities		325,781,093	2.6%

TOTAL AUSTRALIA		763,407,142	6.2%

AUSTRIA — (0.0%)
Other Security		733,059	0.0%

BELGIUM — (0.8%)
Other Securities		101,138,048	0.8%

CANADA — (8.1%)
Bank of Montreal 063671101	1,448,818	136,681,490	1.1%
# Bank of Nova Scotia (The) 064149107	1,698,160	108,155,810	0.9%
Canadian Imperial Bank of Commerce 136069952	935,959	97,300,444	0.8%
# Canadian Natural Resources, Ltd.	3,476,035	105,601,943	0.9%
Nutrien, Ltd.	1,149,002	63,413,409	0.5%
Other Securities		539,845,028	4.4%

TOTAL CANADA		1,050,998,124	8.6%

DENMARK — (2.3%)
DSV Panalpina A.S.	309,306	68,910,321	0.6%
Vestas Wind Systems A/S	2,115,590	87,250,095	0.7%
Other Securities		143,995,815	1.1%

TOTAL DENMARK		300,156,231	2.4%

FINLAND — (0.8%)
Other Securities		99,339,896	0.8%

FRANCE — (8.8%)
# AXA SA	2,047,470	57,830,838	0.5%
* BNP Paribas SA	1,948,140	124,910,245	1.0%
* Cie de Saint-Gobain	2,006,077	126,573,692	1.0%
Cie Generale des Etablissements Michelin SCA	639,001	92,463,818	0.8%
Orange SA	5,978,647	74,453,366	0.6%
# Total SE	6,874,996	303,859,393	2.5%
Other Securities		364,160,054	2.9%

TOTAL FRANCE		1,144,251,406	9.3%

GERMANY — (6.1%)
Allianz SE	536,666	139,327,526	1.1%
Bayerische Motoren Werke AG	1,003,964	100,607,399	0.8%
Daimler AG	2,568,275	228,573,190	1.9%
Volkswagen AG	111,321	35,341,341	0.3%
Other Securities		286,567,314	2.4%

TOTAL GERMANY		790,416,770	6.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.4%)
CK Hutchison Holdings, Ltd.	7,657,984	$62,589,476	0.5%
Other Securities		241,662,728	2.0%

TOTAL HONG KONG		304,252,204	2.5%

IRELAND — (0.5%)
Other Securities		62,050,631	0.5%

ISRAEL — (0.3%)
Other Securities		43,364,652	0.4%

ITALY — (2.8%)
# Stellantis NV BMD8F9905	5,320,664	88,258,973	0.7%
Other Securities		267,520,457	2.2%

TOTAL ITALY		355,779,430	2.9%

JAPAN — (20.7%)
Hitachi, Ltd.	1,425,900	70,578,793	0.6%
Honda Motor Co., Ltd.	3,522,000	105,025,357	0.9%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,493,487	0.5%
Takeda Pharmaceutical Co., Ltd.	2,411,871	80,557,676	0.7%
Toyota Motor Corp.	3,715,890	278,038,390	2.3%
# Toyota Motor Corp., Sponsored ADR	208,099	31,375,086	0.3%
Other Securities		2,054,374,539	16.6%

TOTAL JAPAN		2,683,443,328	21.9%

NETHERLANDS — (3.8%)
ING Groep NV	4,722,058	60,324,195	0.5%
Koninklijke Ahold Delhaize NV	4,840,597	130,269,712	1.1%
Koninklijke DSM NV	544,382	97,607,666	0.8%
Other Securities		203,975,128	1.6%

TOTAL NETHERLANDS		492,176,701	4.0%

NEW ZEALAND — (0.2%)
Other Securities		27,090,032	0.2%

NORWAY — (0.9%)
Other Securities		116,710,687	1.0%

PORTUGAL — (0.1%)
Other Securities		14,459,627	0.1%

SINGAPORE — (0.7%)
Other Securities		96,195,957	0.8%

SPAIN — (2.0%)
Banco Santander SA	45,327,305	174,852,411	1.4%
Other Securities		77,765,324	0.7%

TOTAL SPAIN		252,617,735	2.1%

SWEDEN — (2.7%)
Other Securities		345,822,203	2.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (8.0%)
# ABB, Ltd.	2,188,585	$71,089,938	0.6%
Cie Financiere Richemont SA	797,506	81,845,468	0.7%
LafargeHolcim, Ltd.	937,531	57,852,878	0.5%
Novartis AG	1,706,093	145,591,737	1.2%
Novartis AG, Sponsored ADR	736,979	62,820,090	0.5%
UBS Group AG	6,275,625	95,832,542	0.8%
Zurich Insurance Group AG	392,769	161,136,799	1.3%
Other Securities		362,203,671	2.9%

TOTAL SWITZERLAND		1,038,373,123	8.5%

UNITED KINGDOM — (13.4%)
Anglo American P.L.C.	2,093,465	88,763,804	0.7%
Aviva P.L.C.	16,319,347	90,222,254	0.7%
# Barclays P.L.C., Sponsored ADR	7,035,082	67,325,735	0.6%
BP P.L.C.	5,808,183	24,315,058	0.2%
# BP P.L.C., Sponsored ADR	5,912,515	148,758,877	1.2%
British American Tobacco P.L.C.	3,024,009	112,200,846	0.9%
# British American Tobacco P.L.C., Sponsored ADR	838,885	31,466,576	0.3%
Glencore P.L.C.	26,692,936	108,731,557	0.9%
HSBC Holdings P.L.C.	13,535,003	84,508,648	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,528,849	78,950,665	0.6%
Lloyds Banking Group P.L.C.	177,386,266	111,235,263	0.9%
Royal Dutch Shell P.L.C., Class B	283,225	5,067,930	0.0%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	305,073,626	2.5%
Vodafone Group P.L.C	58,351,986	110,121,788	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	76,012,264	0.6%
Other Securities		293,955,825	2.5%

TOTAL UNITED KINGDOM		1,736,710,716	14.2%

UNITED STATES — (0.1%)
Other Security		12,270,504	0.1%

TOTAL COMMON STOCKS		11,831,758,206	96.6%

PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
Volkswagen AG	601,156	156,516,650	1.3%
Other Securities		44,870,303	0.3%

TOTAL GERMANY		201,386,953	1.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		149,286	0.0%

SWITZERLAND — (0.0%)
Other Securities		881,080	0.0%

TOTAL RIGHTS/WARRANTS		1,030,366	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,346,233,863)		12,034,175,525

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	78,318,758	$906,148,026	7.4%

TOTAL INVESTMENTS—(100.0%) (Cost $11,252,284,234)		$12,940,323,551	105.6%

As of April 30, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	605	06/18/21	$121,896,983	$126,275,600	$4,378,617

Total Futures Contracts			$121,896,983	$126,275,600	$4,378,617

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$763,407,142	—	$763,407,142
Austria	—	733,059	—	733,059
Belgium	—	101,138,048	—	101,138,048
Canada	$1,050,998,124	—	—	1,050,998,124
Denmark	—	300,156,231	—	300,156,231
Finland	—	99,339,896	—	99,339,896
France	—	1,144,251,406	—	1,144,251,406
Germany	20,762,392	769,654,378	—	790,416,770
Hong Kong	—	304,252,204	—	304,252,204
Ireland	21,331,486	40,719,145	—	62,050,631
Israel	8,520,003	34,844,649	—	43,364,652
Italy	42,444,688	313,334,742	—	355,779,430
Japan	55,723,265	2,627,720,063	—	2,683,443,328
Netherlands	20,932,066	471,244,635	—	492,176,701
New Zealand	—	27,090,032	—	27,090,032
Norway	—	116,710,687	—	116,710,687
Portugal	—	14,459,627	—	14,459,627
Singapore	—	96,195,957	—	96,195,957
Spain	6,609,910	246,007,825	—	252,617,735
Sweden	—	345,822,203	—	345,822,203
Switzerland	99,083,787	939,289,336	—	1,038,373,123
United Kingdom	741,386,338	995,324,378	—	1,736,710,716
United States	12,270,504	—	—	12,270,504
Preferred Stocks
Germany	—	201,386,953	—	201,386,953
Rights/Warrants
Canada	—	149,286	—	149,286
Switzerland	—	881,080	—	881,080

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$906,148,026	—	$906,148,026
Futures Contracts**	$4,378,617	—	—	4,378,617

TOTAL	$2,084,441,180	$10,860,260,988	—	$12,944,702,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$85,071,687	2.8%

CONSUMER DISCRETIONARY — (14.6%)
DCM Holdings Co., Ltd.	713,300	7,113,375	0.2%
Takashimaya Co., Ltd.	701,000	7,749,399	0.3%
Other Securities		437,402,167	14.1%

TOTAL CONSUMER DISCRETIONARY		452,264,941	14.6%

CONSUMER STAPLES — (7.4%)
# cocokara fine, Inc.	127,060	8,615,419	0.3%
Milbon Co., Ltd.	154,752	8,240,221	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	8,408,265	0.3%
Other Securities		203,844,519	6.5%

TOTAL CONSUMER STAPLES		229,108,424	7.4%

ENERGY — (1.1%)
Cosmo Energy Holdings Co., Ltd.	344,800	7,385,906	0.3%
Other Securities		25,085,494	0.8%

TOTAL ENERGY		32,471,400	1.1%

FINANCIALS — (8.6%)
Fuyo General Lease Co., Ltd.	115,400	7,688,690	0.3%
Hirogin Holdings, Inc.	1,301,600	7,195,061	0.2%
# Jafco Group Co., Ltd.	204,100	14,692,737	0.5%
Monex Group, Inc.	954,600	7,374,895	0.2%
Other Securities		228,484,253	7.4%

TOTAL FINANCIALS		265,435,636	8.6%

HEALTH CARE — (4.6%)
# H.U. Group Holdings, Inc.	336,700	11,014,401	0.4%
Jeol, Ltd.	168,400	9,469,622	0.3%
Other Securities		122,116,280	3.9%

TOTAL HEALTH CARE		142,600,303	4.6%

INDUSTRIALS — (30.2%)
Daiseki Co., Ltd.	243,963	9,193,994	0.3%
# DMG Mori Co., Ltd.	673,200	10,884,925	0.4%
* Fujikura, Ltd.	1,545,600	7,967,252	0.3%
Furukawa Electric Co., Ltd.	401,200	10,641,769	0.4%
GS Yuasa Corp.	318,683	8,626,303	0.3%
Hazama Ando Corp.	1,302,400	9,939,460	0.3%
Hitachi Zosen Corp.	1,071,679	8,104,750	0.3%
Inaba Denki Sangyo Co., Ltd.	347,600	8,128,968	0.3%
Japan Steel Works, Ltd. (The)	389,300	9,456,968	0.3%
Maeda Corp.	914,100	7,810,700	0.3%
Meitec Corp.	169,000	9,412,011	0.3%
Mirait Holdings Corp.	524,835	8,486,425	0.3%
Nichias Corp.	392,400	10,250,359	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co., Ltd.	385,300	$8,081,589	0.3%
Nishimatsu Construction Co., Ltd.	345,000	9,182,983	0.3%
* NTN Corp.	2,736,400	7,774,330	0.3%
OKUMA Corp.	137,100	7,402,346	0.2%
Outsourcing, Inc.	732,300	11,253,113	0.4%
Penta-Ocean Construction Co., Ltd.	1,176,000	9,168,507	0.3%
Ushio, Inc.	660,300	8,745,108	0.3%
Other Securities		753,991,510	24.0%

TOTAL INDUSTRIALS		934,503,370	30.2%

INFORMATION TECHNOLOGY — (14.3%)
Daiwabo Holdings Co., Ltd.	587,500	9,188,611	0.3%
Nippon Electric Glass Co., Ltd.	431,236	10,911,728	0.4%
NSD Co., Ltd.	508,160	8,274,033	0.3%
* Sanken Electric Co., Ltd.	152,400	7,119,949	0.2%
Tokyo Seimitsu Co., Ltd.	257,200	12,157,515	0.4%
Topcon Corp.	691,700	9,437,176	0.3%
Ulvac, Inc.	264,700	12,097,219	0.4%
Other Securities		374,062,672	12.1%

TOTAL INFORMATION TECHNOLOGY		443,248,903	14.4%

MATERIALS — (11.8%)
ADEKA Corp.	604,300	11,760,586	0.4%
Asahi Holdings, Inc.	455,700	9,205,350	0.3%
Daido Steel Co., Ltd.	155,000	7,354,216	0.2%
Kobe Steel, Ltd.	1,747,900	12,584,466	0.4%
Kureha Corp.	104,150	7,044,391	0.2%
Mitsui Mining & Smelting Co., Ltd.	379,600	12,922,342	0.4%
Sumitomo Osaka Cement Co., Ltd.	225,099	7,148,794	0.2%
Toagosei Co., Ltd.	747,000	8,365,304	0.3%
Tokuyama Corp.	385,498	8,711,337	0.3%
Other Securities		279,956,255	9.1%

TOTAL MATERIALS		365,053,041	11.8%

REAL ESTATE — (1.8%)
Heiwa Real Estate Co., Ltd.	229,400	7,811,846	0.3%
Other Securities		46,091,236	1.4%

TOTAL REAL ESTATE		53,903,082	1.7%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	611,100	10,751,958	0.4%
Other Securities		38,336,912	1.2%

TOTAL UTILITIES		49,088,870	1.6%

TOTAL COMMON STOCKS (Cost $2,540,312,302)		3,052,749,657	98.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	3,301,460	$38,197,888	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,578,496,063)		$3,090,947,545	100.0%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,071,687	—	$85,071,687
Consumer Discretionary	$1,812,874	450,452,067	—	452,264,941
Consumer Staples	—	229,108,424	—	229,108,424
Energy	—	32,471,400	—	32,471,400
Financials	—	265,435,636	—	265,435,636
Health Care	3,787,739	138,812,564	—	142,600,303
Industrials	2,223,360	932,280,010	—	934,503,370
Information Technology	—	443,248,903	—	443,248,903
Materials	—	365,053,041	—	365,053,041
Real Estate	—	53,903,082	—	53,903,082
Utilities	—	49,088,870	—	49,088,870
Securities Lending Collateral	—	38,197,888	—	38,197,888

TOTAL	$7,823,973	$3,083,123,572	—	$3,090,947,545

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (58.0%)
	ALS, Ltd.	1,986,878	$16,089,218	0.8%
	Ansell, Ltd.	571,799	18,600,786	0.9%
	ARB Corp., Ltd.	538,242	16,148,501	0.8%
#	Bank of Queensland, Ltd.	3,982,680	27,602,567	1.4%
	Bapcor, Ltd.	2,252,217	13,386,906	0.7%
	Bega Cheese, Ltd.	2,143,926	10,546,643	0.5%
	Bendigo & Adelaide Bank, Ltd.	2,114,458	16,777,040	0.8%
	Breville Group, Ltd.	821,653	16,454,862	0.8%
	Carsales.com, Ltd.	1,191,399	18,200,604	0.9%
	Cleanaway Waste Management, Ltd.	7,191,181	15,765,377	0.8%
	Credit Corp. Group, Ltd.	495,925	11,035,227	0.6%
	CSR, Ltd.	3,273,096	15,031,981	0.8%
	Downer EDI, Ltd.	2,972,710	12,841,888	0.7%
	Elders, Ltd.	1,232,076	11,545,413	0.6%
	Healius, Ltd.	4,144,191	13,179,559	0.7%
	IGO, Ltd.	3,925,542	22,430,682	1.1%
	IOOF Holdings, Ltd.	3,815,495	10,717,038	0.5%
#*	Lynas Rare Earths, Ltd.	5,868,035	24,710,818	1.2%
	Metcash, Ltd.	7,963,936	21,818,779	1.1%
	Mineral Resources, Ltd.	556,448	20,321,725	1.0%
	nib holdings, Ltd.	3,098,293	14,744,769	0.7%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	20,455,027	1.0%
	Orora, Ltd.	6,339,374	15,511,229	0.8%
	OZ Minerals, Ltd.	1,996,652	36,427,188	1.8%
	Pendal Group, Ltd.	1,950,282	11,062,445	0.6%
	Perpetual, Ltd.	405,248	10,800,783	0.5%
	Premier Investments, Ltd.	622,552	12,606,913	0.6%
#	Pro Medicus, Ltd.	300,101	10,901,405	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	16,457,882	0.8%
	Sims, Ltd.	1,162,937	14,098,859	0.7%
	Spark Infrastructure Group	11,933,662	20,154,884	1.0%
*	Star Entertainment Grp, Ltd. (The)	3,822,270	11,690,576	0.6%
	Steadfast Group, Ltd.	5,683,479	18,233,883	0.9%
	Technology One, Ltd.	1,748,272	12,754,504	0.6%
*	Vocus Group, Ltd.	4,091,642	17,247,422	0.9%
	Other Securities		610,028,163	30.9%

TOTAL AUSTRALIA.			1,186,381,546	59.7%

CHINA — (0.2%)
	Other Securities		3,580,340	0.2%

HONG KONG — (20.8%)
#	ASM Pacific Technology, Ltd.	911,000	13,759,218	0.7%
	IGG, Inc.	9,421,000	15,880,094	0.8%
	Kerry Logistics Network, Ltd.	4,063,500	12,197,244	0.6%
	Man Wah Holdings, Ltd.	6,540,800	13,693,408	0.7%
	Pacific Basin Shipping, Ltd.	33,421,000	11,711,038	0.6%
	SITC International Holdings Co., Ltd.	6,142,000	23,403,591	1.2%
	VTech Holdings, Ltd.	1,438,200	13,161,923	0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$320,770,124	16.0%

TOTAL HONG KONG		424,576,640	21.3%

NEW ZEALAND — (6.2%)
Chorus, Ltd.	2,980,874	14,459,866	0.7%
Infratil, Ltd.	3,887,656	19,788,871	1.0%
Mainfreight, Ltd.	257,292	13,333,178	0.7%
* SKYCITY Entertainment Group, Ltd.	5,101,527	13,027,823	0.7%
Summerset Group Holdings, Ltd.	1,386,567	12,057,084	0.6%
Other Securities		54,321,231	2.7%

TOTAL NEW ZEALAND		126,988,053	6.4%

SINGAPORE — (11.0%)
ComfortDelGro Corp., Ltd.	10,328,200	13,326,308	0.7%
Sembcorp Industries, Ltd.	7,106,600	11,296,543	0.6%
# Singapore Press Holdings, Ltd.	7,633,400	10,539,570	0.5%
Other Securities		190,690,061	9.6%

TOTAL SINGAPORE		225,852,482	11.4%

UNITED STATES — (0.5%)
Other Security		9,893,990	0.5%

TOTAL COMMON STOCKS		1,977,273,051	99.5%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		15,917	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,623,428,559)		1,977,288,968

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	5,796,676	67,067,542	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,690,491,812)		$2,044,356,510	102.9%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$23,345	$1,186,358,201	—	$1,186,381,546
China	—	3,580,340	—	3,580,340
Hong Kong	1,904,158	422,672,482	—	424,576,640
New Zealand	—	126,988,053	—	126,988,053
Singapore	—	225,852,482	—	225,852,482
United States	—	9,893,990	—	9,893,990

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants Singapore	—	$15,917	—	$15,917
Securities Lending Collateral	—	67,067,542	—	67,067,542

TOTAL	$1,927,503	$2,042,429,007	—	$2,044,356,510

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$56,787,741	2.8%

CONSUMER DISCRETIONARY — (20.2%)
Bellway P.L.C.	502,596	25,072,029	1.3%
* Countryside Properties P.L.C.	2,832,364	20,299,253	1.0%
Domino’s Pizza Group P.L.C.	3,262,553	17,213,369	0.9%
Games Workshop Group P.L.C.	193,412	28,980,502	1.4%
* Greggs P.L.C.	617,131	20,136,455	1.0%
* Inchcape P.L.C.	2,476,466	26,730,283	1.3%
* Marks & Spencer Group P.L.C.	6,541,954	14,271,591	0.7%
Pets at Home Group P.L.C.	3,140,708	19,273,198	1.0%
Redrow P.L.C.	1,486,211	14,186,387	0.7%
* SSP Group P.L.C.	4,008,906	17,738,100	0.9%
Vistry Group P.L.C.	952,828	16,287,453	0.8%
* WH Smith P.L.C.	637,672	15,932,995	0.8%
Other Securities		172,042,443	8.6%

TOTAL CONSUMER DISCRETIONARY		408,164,058	20.4%

CONSUMER STAPLES — (6.5%)
Britvic P.L.C.	1,587,277	19,370,774	1.0%
Cranswick P.L.C.	369,967	19,083,855	0.9%
Fevertree Drinks P.L.C.	610,917	21,174,868	1.1%
Tate & Lyle P.L.C.	2,485,218	27,492,874	1.4%
Other Securities		45,155,250	2.2%

TOTAL CONSUMER STAPLES		132,277,621	6.6%

ENERGY — (2.1%)
* John Wood Group P.L.C.	3,617,223	14,062,907	0.7%
Other Securities		28,129,948	1.4%

TOTAL ENERGY		42,192,855	2.1%

FINANCIALS — (14.9%)
* Beazley P.L.C.	3,078,734	14,392,317	0.7%
Close Brothers Group P.L.C.	963,064	21,124,695	1.1%
* Hiscox, Ltd.	1,295,661	14,502,771	0.7%
IG Group Holdings P.L.C.	2,317,134	29,313,932	1.5%
Lancashire Holdings, Ltd.	1,441,234	14,129,663	0.7%
Man Group P.L.C.	9,432,150	21,925,082	1.1%
Quilter P.L.C.	10,450,012	23,600,912	1.2%
TP ICAP Group P.L.C.	4,442,995	14,587,932	0.7%
Other Securities		147,346,378	7.3%

TOTAL FINANCIALS		300,923,682	15.0%

HEALTH CARE — (3.4%)
Other Securities		68,797,643	3.4%

INDUSTRIALS — (29.4%)
* Balfour Beatty P.L.C.	3,548,027	15,295,000	0.8%
Diploma P.L.C.	650,354	25,746,976	1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Electrocomponents P.L.C.	1,667,511	$24,542,815	1.2%
Grafton Group P.L.C.	1,582,491	26,070,389	1.3%
* Hays P.L.C.	8,123,049	18,334,873	0.9%
IMI P.L.C.	1,595,917	35,069,622	1.7%
* Meggitt P.L.C.	2,977,030	19,150,660	0.9%
* Pagegroup P.L.C.	1,960,650	15,169,998	0.8%
QinetiQ Group P.L.C.	3,409,929	15,630,075	0.8%
Rotork P.L.C.	5,397,898	25,656,205	1.3%
* Royal Mail P.L.C.	5,014,011	34,351,875	1.7%
* Signature Aviation P.L.C.	5,303,639	29,601,314	1.5%
* Travis Perkins P.L.C.	1,293,754	27,473,235	1.4%
Ultra Electronics Holdings P.L.C.	566,936	15,839,090	0.8%
Other Securities		266,406,706	13.2%

TOTAL INDUSTRIALS		594,338,833	29.6%

INFORMATION TECHNOLOGY — (7.4%)
Computacenter P.L.C.	513,813	19,004,735	1.0%
Softcat P.L.C.	768,191	20,339,573	1.0%
Spectris P.L.C.	649,656	29,182,478	1.5%
Spirent Communications P.L.C.	4,009,070	14,192,174	0.7%
Other Securities		67,706,924	3.3%

TOTAL INFORMATION TECHNOLOGY		150,425,884	7.5%

MATERIALS — (6.3%)
* Marshalls P.L.C.	1,404,106	14,098,139	0.7%
Synthomer P.L.C.	2,254,788	15,834,159	0.8%
Victrex P.L.C.	551,606	17,887,577	0.9%
Other Securities		78,821,533	3.9%

TOTAL MATERIALS		126,641,408	6.3%

REAL ESTATE — (4.1%)
Grainger P.L.C.	4,322,683	17,064,708	0.9%
* IWG P.L.C.	4,022,124	20,364,628	1.0%
Savills P.L.C.	965,532	15,909,870	0.8%
St. Modwen Properties P.L.C.	2,664,787	15,982,764	0.8%
Other Securities		13,815,898	0.7%

TOTAL REAL ESTATE		83,137,868	4.2%

UTILITIES — (1.5%)
Other Securities		31,344,884	1.6%

TOTAL COMMON STOCKS (Cost $1,504,649,274)		1,995,032,477	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,439,304	28,222,743	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,532,867,049)		$2,023,255,220	100.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$385,682	$56,402,059	—	$56,787,741
Consumer Discretionary	5,291,933	402,872,125	—	408,164,058
Consumer Staples	—	132,277,621	—	132,277,621
Energy	—	42,192,855	—	42,192,855
Financials	—	300,923,682	—	300,923,682
Health Care	—	68,797,643	—	68,797,643
Industrials	—	594,338,833	—	594,338,833
Information Technology	741,562	149,684,322	—	150,425,884
Materials	—	126,641,408	—	126,641,408
Real Estate	—	83,137,868	—	83,137,868
Utilities	—	31,344,884	—	31,344,884
Securities Lending Collateral	—	28,222,743	—	28,222,743

TOTAL	$6,419,177	$2,016,836,043	—	$2,023,255,220

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
BONDS — (0.0%)
GERMANY — (0.0%)
Other Security		$296,056	0.0%

COMMON STOCKS — (92.8%)
AUSTRIA — (3.6%)
ANDRITZ AG	477,958	25,972,783	0.4%
voestalpine AG	640,995	27,809,110	0.5%
Wienerberger AG	617,965	24,226,803	0.4%
Other Securities		155,911,882	2.5%

TOTAL AUSTRIA		233,920,578	3.8%

BELGIUM — (3.4%)
Ackermans & van Haaren NV	171,984	27,499,280	0.5%
Other Securities		195,020,813	3.1%

TOTAL BELGIUM		222,520,093	3.6%

DENMARK — (5.2%)
Royal Unibrew A.S.	327,792	40,040,073	0.7%
# SimCorp A.S.	260,025	34,380,344	0.6%
# Topdanmark A.S.	437,897	21,292,638	0.3%
Other Securities		244,207,703	3.9%

TOTAL DENMARK		339,920,758	5.5%

FINLAND — (6.2%)
# Huhtamaki Oyj	652,963	30,977,223	0.5%
Konecranes Oyj	464,401	21,375,003	0.3%
Metso Outotec Oyj	2,828,773	31,778,531	0.5%
Nokian Renkaat Oyj	579,923	21,591,405	0.3%
# Orion Oyj, Class B	515,971	22,839,636	0.4%
# Valmet Oyj	889,683	37,159,653	0.6%
Other Securities		237,074,695	3.9%

TOTAL FINLAND		402,796,146	6.5%

FRANCE — (9.8%)
Euronext NV	223,445	22,474,749	0.4%
# Rexel SA	2,073,563	40,760,543	0.7%
Rubis SCA	518,092	24,320,678	0.4%
* SOITEC	132,921	26,841,317	0.4%
* SPIE SA	839,574	21,222,165	0.4%
Other Securities		504,360,537	8.1%

TOTAL FRANCE		639,979,989	10.4%

GERMANY — (15.2%)
Aurubis AG	291,413	25,050,889	0.4%
* Commerzbank AG	3,259,632	21,494,532	0.4%
* Dialog Semiconductor P.L.C.	544,240	42,635,929	0.7%
Freenet AG	930,432	22,624,928	0.4%
GEA Group AG	847,030	37,196,825	0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Gerresheimer AG	242,136	$26,043,431	0.4%
Grand City Properties SA	803,479	21,603,252	0.4%
Lanxess AG	601,317	44,252,347	0.7%
* ProSiebenSat.1 Media SE	1,269,319	27,567,844	0.5%
Rheinmetall AG	313,337	32,693,291	0.5%
Siltronic AG	146,283	24,650,724	0.4%
TAG Immobilien AG	954,559	29,520,753	0.5%
Other Securities		635,219,708	10.2%

TOTAL GERMANY		990,554,453	16.1%

IRELAND — (0.8%)
* Bank of Ireland Group P.L.C.	4,640,869	27,194,691	0.5%
Other Securities		25,730,264	0.4%

TOTAL IRELAND		52,924,955	0.9%

ISRAEL — (3.2%)
Other Securities		208,262,015	3.4%

ITALY — (7.8%)
# Banco BPM SpA	10,026,255	28,516,643	0.5%
Italgas SpA	3,402,703	22,191,872	0.4%
Other Securities		460,827,725	7.4%

TOTAL ITALY		511,536,240	8.3%

NETHERLANDS — (6.7%)
Aalberts NV	691,302	37,348,204	0.6%
* Arcadis NV	526,518	22,146,572	0.4%
ASR Nederland NV	873,857	38,166,070	0.6%
# BE Semiconductor Industries NV	476,805	38,509,270	0.6%
Corbion NV	416,939	24,416,784	0.4%
IMCD NV	357,089	51,866,903	0.8%
* Signify NV	780,137	44,303,258	0.7%
Other Securities		183,601,252	3.0%

TOTAL NETHERLANDS		440,358,313	7.1%

NORWAY — (2.5%)
Other Securities		163,829,821	2.7%

PORTUGAL — (0.7%)
Other Securities		46,423,488	0.7%

SPAIN — (5.2%)
Other Securities		341,234,090	5.5%

SWEDEN — (9.2%)
Other Securities		598,604,390	9.7%

SWITZERLAND — (13.3%)
Allreal Holding AG	115,683	23,414,726	0.4%
Belimo Holding AG	60,560	24,168,038	0.4%
Bucher Industries AG	54,197	28,443,507	0.5%
#* Dufry AG	399,735	26,306,042	0.4%
* Flughafen Zurich AG	126,351	22,728,103	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Georg Fischer AG	31,470	$44,126,403	0.7%
Helvetia Holding AG	229,898	27,639,436	0.4%
PSP Swiss Property AG	326,804	40,326,399	0.7%
Siegfried Holding AG	30,001	27,590,884	0.4%
VAT Group AG	179,719	51,321,290	0.8%
Other Securities		553,824,457	9.0%

TOTAL SWITZERLAND		869,889,285	14.1%

UNITED STATES — (0.0%)
Other Security		1,397,547	0.0%

TOTAL COMMON STOCKS		6,064,152,161	98.3%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		56,733,331	0.9%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		2,619,207	0.1%

TOTAL INVESTMENT SECURITIES (Cost $4,195,816,013)		6,123,800,755

		Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	35,375,947	409,299,711	6.6%

TOTAL INVESTMENTS—(100.0%) (Cost $4,605,087,337)		$6,533,100,466	105.9%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$233,920,578	—	$233,920,578
Belgium	$1,002,558	221,517,535	—	222,520,093
Denmark	—	339,920,758	—	339,920,758
Finland	—	402,796,146	—	402,796,146
France	11,545	639,968,444	—	639,979,989
Germany	—	990,554,453	—	990,554,453
Ireland	86,038	52,838,917	—	52,924,955
Israel	907,892	207,354,123	—	208,262,015
Italy	—	511,536,240	—	511,536,240
Netherlands	—	440,358,313	—	440,358,313
Norway	2,367,244	161,462,577	—	163,829,821
Portugal	—	46,423,488	—	46,423,488
Spain	7,451,269	333,782,821	—	341,234,090
Sweden	3,368,714	595,235,676	—	598,604,390
Switzerland	839,593	869,049,692	—	869,889,285

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$1,397,547	—	$1,397,547
Preferred Stocks Germany	—	56,733,331	—	56,733,331
Rights/Warrants France.	—	2,619,207	—	2,619,207
Bonds Germany	—	296,056	—	296,056
Securities Lending Collateral	—	409,299,711	—	409,299,711

TOTAL	$16,034,853	$6,517,065,613	—	$6,533,100,466

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (87.5%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,250,042	1.4%
CONSUMER DISCRETIONARY — (6.2%)
*	Aritzia, Inc.	427,638	10,670,510	0.7%
	BRP, Inc.	112,524	10,337,396	0.7%
*	Great Canadian Gaming Corp.	428,062	15,445,267	1.1%
	Linamar Corp.	216,634	12,695,072	0.9%
	Other Securities		54,185,203	3.7%

TOTAL CONSUMER DISCRETIONARY			103,333,448	7.1%

CONSUMER STAPLES — (4.5%)
#	Premium Brands Holdings Corp.	182,482	17,751,595	1.2%
	Primo Water Corp. 74167P959	813,424	13,592,913	0.9%
	Other Securities		42,965,502	3.0%

TOTAL CONSUMER STAPLES			74,310,010	5.1%

ENERGY — (16.5%)
	ARC Resources, Ltd.	3,615,211	22,735,695	1.6%
#	Cameco Corp. 13321L108	1,331,282	22,378,850	1.5%
#	Gibson Energy, Inc.	940,791	17,183,222	1.2%
#	Inter Pipeline, Ltd.	885,858	12,915,084	0.9%
#	Keyera Corp.	822,868	18,818,549	1.3%
*	MEG Energy Corp.	2,470,617	13,648,041	0.9%
*	Parex Resources, Inc.	786,291	14,809,125	1.0%
#	Parkland Corp.	615,719	19,776,745	1.4%
#	PrairieSky Royalty, Ltd.	1,029,307	11,037,112	0.8%
	Tourmaline Oil Corp.	1,134,044	24,468,004	1.7%
#	Whitecap Resources, Inc.	2,632,329	11,521,728	0.8%
	Other Securities		83,852,221	5.6%

TOTAL ENERGY			273,144,376	18.7%

FINANCIALS — (11.3%)
	Canadian Western Bank	456,902	12,564,201	0.9%
	CI Financial Corp.	770,765	12,390,934	0.8%
	ECN Capital Corp.	2,488,693	16,683,749	1.1%
#	Element Fleet Management Corp.	1,736,203	21,258,475	1.5%
	iA Financial Corp., Inc.	411,433	23,169,989	1.6%
#	Laurentian Bank of Canada	412,090	14,262,139	1.0%
	Onex Corp.	249,677	16,715,552	1.1%
#	TMX Group, Ltd.	120,613	13,291,324	0.9%
	Other Securities		56,987,446	4.0%

TOTAL FINANCIALS			187,323,809	12.9%

HEALTH CARE — (1.0%)
	Other Securities		15,632,164	1.1%

INDUSTRIALS — (13.2%)
*	ATS Automation Tooling Systems, Inc.	441,354	10,646,501	0.7%
	Finning International, Inc.	885,513	23,046,464	1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Morneau Shepell, Inc.	401,948	$10,104,701	0.7%
#	Richelieu Hardware, Ltd.	361,973	12,645,422	0.9%
#	SNC-Lavalin Group, Inc.	666,544	14,907,289	1.0%
#	Stantec, Inc.	507,094	23,742,635	1.6%
	TFI International, Inc.	424,407	37,187,189	2.6%
#	Toromont Industries, Ltd.	167,708	13,371,341	0.9%
	Other Securities		74,013,690	5.1%

TOTAL INDUSTRIALS			219,665,232	15.1%

INFORMATION TECHNOLOGY — (4.4%)
#*	BlackBerry, Ltd. 09228F103	1,540,551	13,603,065	0.9%
	Enghouse Systems, Ltd.	263,395	12,475,985	0.9%
*	Kinaxis, Inc.	125,057	16,130,283	1.1%
	Other Securities		31,140,341	2.1%

TOTAL INFORMATION TECHNOLOGY			73,349,674	5.0%

MATERIALS — (19.2%)
	Alamos Gold, Inc., Class A.	2,014,411	16,142,817	1.1%
#*	Capstone Mining Corp.	2,456,528	10,972,085	0.8%
	Centerra Gold, Inc.	1,270,606	11,722,471	0.8%
#	Endeavour Mining Corp.	937,250	19,512,863	1.3%
#*	Ivanhoe Mines, Ltd., Class A	2,842,458	20,049,718	1.4%
#	SSR Mining, Inc.	1,130,996	17,952,022	1.2%
	Yamana Gold, Inc.	3,304,447	15,135,693	1.0%
	Other Securities		207,895,134	14.3%

TOTAL MATERIALS			319,382,803	21.9%

REAL ESTATE — (3.1%)
#	Altus Group, Ltd.	261,893	13,233,677	0.9%
	Colliers International Group, Inc. 194693158	165,544	17,918,052	1.2%
	Other Securities		19,974,065	1.4%

TOTAL REAL ESTATE			51,125,794	3.5%

UTILITIES — (6.9%)
#	AltaGas, Ltd.	862,073	16,110,171	1.1%
#	Boralex, Inc., Class A	549,954	17,628,595	1.2%
#	Capital Power Corp.	771,649	24,603,119	1.7%
	Innergex Renewable Energy, Inc.	604,787	10,332,771	0.7%
#	TransAlta Corp. 89346D958	1,784,708	17,539,985	1.2%
	Other Securities		28,531,787	2.0%

TOTAL UTILITIES			114,746,428	7.9%

TOTAL COMMON STOCKS			1,452,263,780	99.7%

RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
	Other Security		1,651,246	0.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ENERGY — (0.0%)
Other Security		$167,360	0.0%

TOTAL RIGHTS/WARRANTS		1,818,606	0.1%

TOTAL INVESTMENT SECURITIES (Cost $1,048,674,560)		1,454,082,386

		Value†
SECURITIES LENDING COLLATERAL — (12.4%)
@§ The DFA Short Term Investment Fund	17,870,144	206,757,565	14.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,255,416,782)		$1,660,839,951	114.0%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,250,042	—	—	$20,250,042
Consumer Discretionary	102,621,151	$712,297	—	103,333,448
Consumer Staples	74,310,010	—	—	74,310,010
Energy	273,144,376	—	—	273,144,376
Financials	187,323,809	—	—	187,323,809
Health Care.	15,632,164	—	—	15,632,164
Industrials	219,665,232	—	—	219,665,232
Information Technology	73,349,674	—	—	73,349,674
Materials.	319,382,803	—	—	319,382,803
Real Estate	51,125,794	—	—	51,125,794
Utilities	114,746,428	—	—	114,746,428
Rights/Warrants
Energy	—	167,360	—	167,360
Materials	—	1,651,246	—	1,651,246
Securities Lending Collateral	—	206,757,565	—	206,757,565

TOTAL	$1,451,551,483	$209,288,468	—	$1,660,839,951

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
Other Security		$1,243,246	0.0%

BRAZIL — (3.8%)
Vale SA.	3,260,013	65,427,706	1.0%
Vale SA, Sponsored ADR	749,681	15,083,592	0.2%
Other Securities		170,658,094	2.6%

TOTAL BRAZIL		251,169,392	3.8%

CHILE — (0.5%)
Other Securities		35,859,027	0.5%

CHINA — (35.3%)
* Alibaba Group Holding, Ltd.	714,100	20,642,985	0.3%
* Alibaba Group Holding, Ltd., Sponsored ADR	929,746	214,724,839	3.3%
* Baidu, Inc., Sponsored ADR	137,226	28,862,745	0.5%
China Construction Bank Corp., Class H	79,728,590	62,933,091	1.0%
China Gas Holdings, Ltd.	4,891,400	17,630,845	0.3%
China Mengniu Dairy Co., Ltd.	3,231,000	17,292,625	0.3%
China Merchants Bank Co., Ltd., Class H	3,814,554	30,640,066	0.5%
China Overseas Land & Investment, Ltd.	8,252,500	20,885,888	0.3%
China Pacific Insurance Group Co., Ltd., Class H	4,918,400	17,702,635	0.3%
China Resources Land, Ltd.	5,690,666	26,644,099	0.4%
Country Garden Holdings Co., Ltd.	15,537,519	18,470,820	0.3%
CSPC Pharmaceutical Group, Ltd.	17,819,200	21,994,923	0.4%
Geely Automobile Holdings, Ltd.	10,400,000	27,088,794	0.4%
* Haier Smart Home Co., Ltd., Class H	4,744,000	20,401,456	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,806,012	0.6%
* JD.com, Inc., ADR	248,488	19,223,032	0.3%
Kweichow Moutai Co., Ltd., Class A.	65,693	20,295,293	0.3%
Lenovo Group, Ltd.	19,511,278	26,659,310	0.4%
Li Ning Co., Ltd.	2,852,000	23,145,924	0.4%
Longfor Group Holdings, Ltd.	3,097,000	19,236,915	0.3%
* Meituan, Class B	1,270,300	48,619,822	0.8%
NetEase, Inc., ADR	323,449	36,245,695	0.6%
Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	63,287,642	1.0%
Shenzhou International Group Holdings, Ltd.	932,200	20,507,460	0.3%
Sino Biopharmaceutical, Ltd.	19,783,500	21,230,019	0.3%
# Sunac China Holdings, Ltd.	5,903,000	22,896,323	0.4%
Tencent Holdings, Ltd.	3,951,600	315,227,000	4.8%
* Trip.com Group, Ltd., ADR	509,607	19,915,442	0.3%
Yum China Holdings, Inc.	550,004	34,606,252	0.5%
Other Securities		1,064,625,761	15.9%

TOTAL CHINA		2,336,443,713	35.8%

COLOMBIA — (0.2%)
Other Securities		11,602,195	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		6,711,270	0.1%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.1%)
Other Securities		$3,902,889	0.1%

GREECE — (0.3%)
Other Securities		17,036,058	0.3%

HUNGARY — (0.3%)
Other Securities		18,987,211	0.3%

INDIA — (10.0%)
* HDFC Bank, Ltd.	2,163,503	41,123,957	0.6%
Housing Development Finance Corp., Ltd.	698,168	22,859,571	0.4%
Infosys, Ltd.	1,828,393	33,087,583	0.5%
Infosys, Ltd., Sponsored ADR	979,927	17,717,080	0.3%
Reliance Industries, Ltd.	1,666,579	44,806,066	0.7%
Tata Consultancy Services, Ltd.	744,744	30,521,235	0.5%
Other Securities		474,685,152	7.2%

TOTAL INDIA		664,800,644	10.2%

INDONESIA — (1.4%)
Other Securities		90,243,150	1.4%

MALAYSIA — (1.5%)
Other Securities		102,550,333	1.6%

MEXICO — (2.0%)
Other Securities		131,852,917	2.0%

PERU — (0.1%)
Other Securities		6,782,762	0.1%

PHILIPPINES — (0.7%)
Other Securities		44,047,207	0.7%

POLAND — (0.7%)
Other Securities		44,772,263	0.7%

QATAR — (0.4%)
Other Securities		27,896,048	0.4%

RUSSIA — (1.1%)
Other Securities		71,183,983	1.1%

SAUDI ARABIA — (2.7%)
Al Rajhi Bank.	838,186	22,068,792	0.3%
National Commercial Bank	1,437,747	21,768,879	0.3%
Other Securities		132,477,868	2.1%

TOTAL SAUDI ARABIA		176,315,539	2.7%

SOUTH AFRICA — (4.1%)
Impala Platinum Holdings, Ltd.	996,296	18,616,825	0.3%
* MTN Group, Ltd.	3,916,077	24,775,887	0.4%
Naspers, Ltd., Class N	124,805	28,403,120	0.4%
Other Securities		201,256,721	3.1%

TOTAL SOUTH AFRICA		273,052,553	4.2%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (13.9%)
LG Electronics, Inc.	221,804	$31,161,709	0.5%
POSCO	60,144	19,655,939	0.3%
Samsung Electronics Co., Ltd.	4,203,443	306,369,956	4.7%
Samsung Electronics Co., Ltd., GDR	1,612	2,937,175	0.1%
SK Hynix, Inc.	475,556	54,252,034	0.8%
Other Securities		504,332,505	7.7%

TOTAL SOUTH KOREA		918,709,318	14.1%

TAIWAN — (15.8%)
China Steel Corp.	12,260,932	17,159,290	0.3%
CTBC Financial Holding Co., Ltd.	23,096,175	18,796,627	0.3%
Hon Hai Precision Industry Co., Ltd.	5,816,322	23,911,166	0.4%
MediaTek, Inc.	642,995	26,955,997	0.4%
# Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,808	334,506,752	5.1%
Other Securities		622,828,126	9.5%

TOTAL TAIWAN		1,044,157,958	16.0%

THAILAND — (1.8%)
Other Securities		122,624,108	1.9%

TURKEY — (0.4%)
Other Securities		26,000,011	0.4%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		29,709,308	0.4%

TOTAL COMMON STOCKS		6,457,653,103	99.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		40,529,065	0.6%

CHILE — (0.0%)
Other Security		1,027,656	0.0%

COLOMBIA — (0.0%)
Other Securities		2,146,148	0.0%

SOUTH KOREA — (0.0%)
Other Security		29,792	0.0%

TOTAL PREFERRED STOCKS		43,732,661	0.6%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		4,158	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,443,891,448)		6,501,389,922

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	10,023,659	$115,973,733	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,559,852,231)		$6,617,363,655	101.4%

As of April 30, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,556,400	$43,439,500	$(116,900)
S&P 500® Emini Index	160	06/18/21	33,414,557	33,395,200	(19,357)

Total Futures Contracts			$76,970,957	$76,834,700	$(136,257)

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,243,246	—	$1,243,246
Brazil	$251,169,392	—	—	251,169,392
Chile	35,859,027	—	—	35,859,027
China	470,106,697	1,866,337,016	—	2,336,443,713
Colombia	11,602,195	—	—	11,602,195
Czech Republic	—	6,711,270	—	6,711,270
Egypt	2,814	3,900,075	—	3,902,889
Greece	—	17,036,058	—	17,036,058
Hungary	—	18,987,211	—	18,987,211
India	32,868,816	631,931,828	—	664,800,644
Indonesia	278,838	89,964,312	—	90,243,150
Malaysia	—	102,550,333	—	102,550,333
Mexico	131,852,917	—	—	131,852,917
Peru	6,782,762	—	—	6,782,762
Philippines	1,865,414	42,181,793	—	44,047,207
Poland	—	44,772,263	—	44,772,263
Qatar	—	27,896,048	—	27,896,048
Russia	9,484,819	61,699,164	—	71,183,983
Saudi Arabia	—	176,315,539	—	176,315,539
South Africa	43,602,169	229,450,384	—	273,052,553
South Korea	10,612,909	908,096,409	—	918,709,318
Taiwan	6,032,458	1,038,125,500	—	1,044,157,958
Thailand	122,624,108	—	—	122,624,108
Turkey	—	26,000,011	—	26,000,011
United Arab Emirates	—	29,709,308	—	29,709,308
Preferred Stocks
Brazil	40,529,065	—	—	40,529,065
Chile	1,027,656	—	—	1,027,656
Colombia	2,146,148	—	—	2,146,148
South Korea	—	29,792	—	29,792

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
India	$4,158	—	—	$4,158
Securities Lending Collateral	—	$115,973,733	—	115,973,733
Futures Contracts**	(136,257)	—	—	(136,257)

TOTAL	$1,178,316,105	$5,438,911,293	—	$6,617,227,398

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
BRAZIL — (3.5%)
Cia de Locacao das Americas	1,789,285	$8,686,121	0.2%
Cia Siderurgica Nacional SA	1,390,946	12,595,730	0.2%
* Petro Rio SA	696,612	11,744,319	0.2%
Transmissora Alianca de Energia Eletrica SA	1,415,423	10,891,778	0.2%
Other Securities		152,623,739	2.8%

TOTAL BRAZIL		196,541,687	3.6%

CHILE — (0.9%)
Other Securities		51,320,719	0.9%

CHINA — (22.5%)
AAC Technologies Holdings, Inc.	2,187,000	12,140,426	0.2%
A-Living Smart City Services Co., Ltd., Class H	1,881,000	8,645,857	0.2%
#* Baozun, Inc., Sponsored ADR	251,448	8,727,760	0.2%
China Everbright Environment Group, Ltd.	15,300,000	9,617,654	0.2%
China Lesso Group Holdings, Ltd.	4,499,000	11,316,819	0.2%
China Medical System Holdings, Ltd.	5,618,500	12,977,234	0.3%
China Meidong Auto Holdings, Ltd.	2,280,000	11,369,480	0.2%
China Taiping Insurance Holdings Co., Ltd.	6,028,800	11,159,828	0.2%
Chinasoft International, Ltd.	9,638,000	10,795,280	0.2%
Far East Horizon, Ltd.	8,552,000	9,806,226	0.2%
#* GCL-Poly Energy Holdings, Ltd.	71,015,000	18,101,728	0.4%
Greentown Service Group Co., Ltd.	6,056,000	9,627,243	0.2%
Haitian International Holdings, Ltd.	2,659,000	10,818,381	0.2%
# Hopson Development Holdings, Ltd.	2,778,000	10,895,016	0.2%
#* Hua Hong Semiconductor, Ltd.	1,785,000	11,104,028	0.2%
# JOYY, Inc., ADR	129,276	12,288,977	0.2%
Kingboard Holdings, Ltd.	2,738,421	16,171,630	0.3%
Kingboard Laminates Holdings, Ltd.	4,494,000	11,209,531	0.2%
Kunlun Energy Co., Ltd.	9,590,000	10,253,939	0.2%
KWG Group Holdings, Ltd.	5,316,450	8,517,079	0.2%
* Lifetech Scientific Corp.	15,806,000	8,522,132	0.2%
Minth Group, Ltd.	3,117,000	12,624,559	0.3%
Nine Dragons Paper Holdings, Ltd.	6,690,000	9,167,150	0.2%
Sinopharm Group Co., Ltd., Class H	3,232,000	9,968,609	0.2%
Yadea Group Holdings, Ltd.	4,366,000	9,558,282	0.2%
Other Securities		969,830,184	17.4%

TOTAL CHINA		1,245,215,032	22.9%

COLOMBIA — (0.2%)
Other Securities		8,400,570	0.2%

GREECE — (0.3%)
Other Securities		18,134,049	0.3%

HONG KONG — (0.2%)
Other Securities		8,899,309	0.2%

HUNGARY — (0.1%)
Other Securities		4,464,710	0.1%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (14.3%)
Adani Enterprises, Ltd.	563,980	$8,707,310	0.2%
* Adani Green Energy, Ltd.	685,013	9,456,338	0.2%
Apollo Hospitals Enterprise, Ltd.	248,277	10,719,151	0.2%
Balkrishna Industries, Ltd.	369,666	8,776,873	0.2%
Crompton Greaves Consumer Electricals, Ltd.	2,149,088	11,145,369	0.2%
* Jindal Steel & Power, Ltd.	1,840,235	10,889,193	0.2%
Jubilant Foodworks, Ltd.	272,301	10,616,434	0.2%
Mphasis, Ltd.	457,375	10,885,965	0.2%
PI Industries, Ltd.	287,115	9,700,484	0.2%
Tata Consumer Products, Ltd.	1,455,236	13,121,728	0.3%
Other Securities		687,015,082	12.4%

TOTAL INDIA		791,033,927	14.5%

INDONESIA — (1.7%)
Other Securities		96,223,580	1.8%

MALAYSIA — (2.1%)
Other Securities		116,353,806	2.1%

MEXICO — (2.6%)
#* Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,383,036	8,641,500	0.2%
Industrias CH S.A.B. de C.V.	1,830,376	12,649,175	0.2%
Megacable Holdings S.A.B. de C.V.	2,698,925	9,881,980	0.2%
Other Securities		110,618,357	2.0%

TOTAL MEXICO		141,791,012	2.6%

PHILIPPINES — (1.0%)
Other Securities		56,277,064	1.0%

POLAND — (1.1%)
Grupa Kety SA	65,830	10,664,236	0.2%
Other Securities		49,599,260	0.9%

TOTAL POLAND		60,263,496	1.1%

QATAR — (0.4%)
Other Securities		22,639,816	0.4%

RUSSIA — (0.2%)
Other Securities		13,314,755	0.2%

SAUDI ARABIA — (2.3%)
Other Securities		129,476,101	2.4%

SOUTH AFRICA — (3.4%)
Impala Platinum Holdings, Ltd.	487,870	9,116,358	0.2%
Other Securities		181,491,980	3.3%

TOTAL SOUTH AFRICA		190,608,338	3.5%

SOUTH KOREA — (15.9%)
Other Securities		878,823,719	16.2%

TAIWAN — (19.2%)
# Elan Microelectronics Corp.	1,192,400	9,049,546	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
# eMemory Technology, Inc.	232,000	$8,458,755	0.2%
#* Ennostar, Inc.	3,006,462	8,659,084	0.2%
* HannStar Display Corp.	8,950,505	9,295,604	0.2%
# TA Chen Stainless Pipe	5,919,081	10,101,183	0.2%
Other Securities		1,018,811,458	18.6%

TOTAL TAIWAN		1,064,375,630	19.6%

THAILAND — (3.2%)
Other Securities		179,036,813	3.3%

TURKEY — (1.3%)
* Bera Holding A.S.	2,157,014	8,530,666	0.2%
Other Securities		60,575,026	1.1%

TOTAL TURKEY		69,105,692	1.3%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		13,303,733	0.2%

UNITED KINGDOM — (0.0%)
Other Security		2,312,044	0.0%

TOTAL COMMON STOCKS		5,357,915,602	98.4%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		34,566,003	0.7%

CHILE — (0.0%)
Other Security		851,129	0.0%

PHILIPPINES — (0.0%)
Other Security		609,663	0.0%

TOTAL PREFERRED STOCKS		36,026,795	0.7%

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
Other Security		887	0.0%

INDIA — (0.0%)
Other Security		8,200	0.0%

INDONESIA — (0.0%)
Other Security		49,567	0.0%

MALAYSIA — (0.0%)
Other Securities		73,511	0.0%

SOUTH KOREA — (0.0%)
Other Securities		148,331	0.0%

TAIWAN — (0.0%)
Other Securities		82,554	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$495,300	0.0%

TURKEY — (0.0%)
Other Security		777,454	0.0%

TOTAL RIGHTS/WARRANTS		1,635,804	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,863,497,038)		5,395,578,201

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	12,945,278	149,776,866	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,013,260,398)		$5,545,355,067	101.9%

As of April 30, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	526	06/18/21	$34,589,937	$35,152,580	$562,643

Total Futures Contracts			$34,589,937	$35,152,580	$562,643

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$196,541,687	—	—	$196,541,687
Chile	51,320,719	—	—	51,320,719
China	80,348,458	$1,164,866,574	—	1,245,215,032
Colombia	8,400,570	—	—	8,400,570
Greece	—	18,134,049	—	18,134,049
Hong Kong	5,197,664	3,701,645	—	8,899,309
Hungary	—	4,464,710	—	4,464,710
India	2,940,164	788,093,763	—	791,033,927
Indonesia	413,919	95,809,661	—	96,223,580
Malaysia	—	116,353,806	—	116,353,806
Mexico	141,773,154	17,858	—	141,791,012
Philippines	7,564	56,269,500	—	56,277,064
Poland	3,563	60,259,933	—	60,263,496
Qatar	—	22,639,816	—	22,639,816
Russia	13,314,755	—	—	13,314,755
Saudi Arabia	897,556	128,578,545	—	129,476,101
South Africa	7,753,200	182,855,138	—	190,608,338
South Korea	3,901,321	874,922,398	—	878,823,719
Taiwan	70,910	1,064,304,720	—	1,064,375,630

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$179,002,480	$34,333	—	$179,036,813
Turkey	923,560	68,182,132	—	69,105,692
United Arab Emirates	—	13,303,733	—	13,303,733
United Kingdom	—	2,312,044	—	2,312,044
Preferred Stocks
Brazil	34,566,003	—	—	34,566,003
Chile	851,129	—	—	851,129
Philippines	609,663	—	—	609,663
Rights/Warrants
Chile	—	887	—	887
India	8,200	—	—	8,200
Indonesia	—	49,567	—	49,567
Malaysia	—	73,511	—	73,511
South Korea	—	148,331	—	148,331
Taiwan	—	82,554	—	82,554
Thailand	—	495,300	—	495,300
Turkey	—	777,454	—	777,454
Securities Lending Collateral	—	149,776,866	—	149,776,866
Futures Contracts**	562,643	—	—	562,643

TOTAL	$729,408,882	$4,816,508,828	—	$5,545,917,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $863,010, $102,655, $158,405 and $26,538 of securities on loan, respectively)	$12,034,176	$3,052,750	$1,977,289	$1,995,032
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $906,050, $38,184, $67,063 and $28,218, respectively)	906,148	38,198	67,068	28,223
Segregated Cash for Futures Contracts	6,655	—	—	—
Foreign Currencies at Value	64,564	1,635	6,882	3,463
Cash	63,524	2,323	—	47
Receivables:
Investment Securities Sold	638	1,797	2,831	69
Dividends, Interest and Tax Reclaims	87,683	33,749	2,186	8,356
Securities Lending Income	577	232	273	47
Unrealized Gain on Foreign Currency Contracts	5	—	4	—
Prepaid Expenses and Other Assets	15	5	3	2

Total Assets	13,163,985	3,130,689	2,056,536	2,035,239

LIABILITIES:
Payables:
Due to Custodian	—	—	62	—
Upon Return of Securities Loaned	906,025	38,231	67,068	28,223
Investment Securities Purchased	—	1,711	1,699	1,206
Due to Advisor	2,027	261	162	166
Futures Margin Variation	1,589	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	15	—
Accrued Expenses and Other Liabilities	1,075	474	219	197

Total Liabilities	910,716	40,677	69,225	29,792

NET ASSETS	$12,253,269	$3,090,012	$1,987,311	$2,005,447

Investment Securities at Cost	$10,346,234	$2,540,312	$1,623,429	$1,504,649

Foreign Currencies at Cost	$64,499	$1,637	$6,895	$3,463

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $377,163, $229,352, $231,722 and $618,394 of securities on loan, respectively)	$6,123,800	$1,454,082	$6,501,390	$5,395,578
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $409,271, $206,742, $115,961 and $149,763, respectively)	409,300	206,758	115,974	149,777
Segregated Cash for Futures Contracts	—	—	4,550	2,258
Foreign Currencies at Value	10,543	158	18,716	30,683
Cash	3,180	336	34,381	18,686
Receivables:
Investment Securities Sold	1,816	1,410	1,791	14,404
Dividends, Interest and Tax Reclaims	28,751	869	9,166	8,362
Securities Lending Income	620	254	301	1,660
Unrealized Gain on Foreign Currency Contracts	4	—	—	—
Prepaid Expenses and Other Assets	6	2	9	7

Total Assets	6,578,020	1,663,869	6,686,278	5,621,415

LIABILITIES:
Payables:
Upon Return of Securities Loaned	409,351	206,756	115,984	149,742
Investment Securities Purchased	832	—	9,750	7,962
Due to Advisor	498	115	541	885
Futures Margin Variation	—	—	2,416	613
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	—	31,961	18,225
Accrued Expenses and Other Liabilities	559	126	862	1,211

Total Liabilities	411,240	206,997	161,514	178,639

NET ASSETS	$6,166,780	$1,456,872	$6,524,764	$5,442,776

Investment Securities at Cost	$4,195,816	$1,048,675	$3,443,891	$3,863,497

Foreign Currencies at Cost	$10,545	$158	$17,502	$29,872

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20,553, $4,307, $263 and $295, respectively)	$206,872	$38,768	$24,085	$20,048
Income from Securities Lending	1,619	1,253	1,774	385

Total Investment Income	208,491	40,021	25,859	20,433

Expenses
Investment Management Fees	11,598	1,560	918	929
Accounting & Transfer Agent Fees	244	70	44	44
Custodian Fees	400	244	98	32
Shareholders’ Reports.	8	8	7	7
Directors’/Trustees’ Fees & Expenses	88	25	15	15
Professional Fees	77	22	10	12
Other	185	53	28	28

Total Expenses	12,600	1,982	1,120	1,067

Fees Paid Indirectly (Note C)	55	1	1	—

Net Expenses	12,545	1,981	1,119	1,067

Net Investment Income (Loss)	195,946	38,040	24,740	19,366

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	232,125	72,211	10,779	21,626
Affiliated Investment Companies Shares Sold	(32)	2	(2)	(1)
Futures	17,531	—	—	—
Foreign Currency Transactions	6,579	(18)	576	766
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	214,800	460,309	667,520
Affiliated Investment Companies Shares	(19)	(5)	(1)	(2)
Futures	6,615	—	—	—
Translation of Foreign Currency-Denominated Amounts	125	38	6	28

Net Realized and Unrealized Gain (Loss)	3,743,638	287,028	471,667	689,937

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,939,584	$325,068	$496,407	$709,303

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,247, $1,832, $6,544 and $4,007, respectively)	$52,747	$11,865	$49,942	$40,946
Income from Securities Lending	4,184	1,185	1,347	8,106

Total Investment Income	56,931	13,050	51,289	49,052

Expenses
Investment Management Fees	2,818	618	3,220	5,413
Accounting & Transfer Agent Fees	122	29	139	117
Custodian Fees	300	35	1,048	1,391
Shareholders’ Reports	8	7	8	8
Directors’/Trustees’ Fees & Expenses	44	10	51	42
Professional Fees	36	10	82	88
Other	97	17	117	148

Total Expenses	3,425	726	4,665	7,207

Fees Paid Indirectly (Note C)	2	1	16	9

Net Expenses	3,423	725	4,649	7,198

Net Investment Income (Loss)	53,508	12,325	46,640	41,854

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	156,197	14,335	233,826	250,881
Affiliated Investment Companies Shares Sold	—	(8)	4	(3)
Futures	—	42	12,792	6,622
Foreign Currency Transactions	(1,432)	122	(261)	(1,030)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,712,490	416,754	1,186,950	1,304,732
Affiliated Investment Companies Shares	(21)	(7)	(10)	(8)
Futures	—	—	(173)	317
Translation of Foreign Currency-Denominated Amounts	338	11	11	137

Net Realized and Unrealized Gain (Loss)	1,867,572	431,249	1,433,139	1,561,648

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,921,080	$443,574	$1,479,779	$1,603,502

**	Net of foreign capital gain taxes withheld of $0, $0, $274 and $9, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$195,946	$297,585	$38,040	$69,080	$24,740	$62,699
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	232,125	(566,996)	72,211	(64,936)	10,779	(77,003)
Affiliated Investment Companies Shares Sold	(32)	72	2	(9)	(2)	(11)
Futures	17,531	40,717	—	—	—	608
Foreign Currency Transactions	6,579	3,123	(18)	228	576	(267)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	(2,004,930)	214,800	(116,647)	460,309	(1,299)
Affiliated Investment Companies Shares	(19)	85	(5)	9	(1)	1
Futures	6,615	(3,281)	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	125	1,379	38	182	6	1

Net Increase (Decrease) in Net Assets Resulting from Operations	3,939,584	(2,232,246)	325,068	(112,093)	496,407	(15,271)

Transactions in Interest:
Contributions	64,389	1,038,679	11,830	71,736	1,700	82,954
Withdrawals	(1,232,254)	(1,745,733)	(190,039)	(764,667)	(37,810)	(182,512)

Net Increase (Decrease) from Transactions in Interest	(1,167,865)	(707,054)	(178,209)	(692,931)	(36,110)	(99,558)

Total Increase (Decrease) in Net Assets	2,771,719	(2,939,300)	146,859	(805,024)	460,297	(114,829)
Net Assets
Beginning of Period	9,481,550	12,420,850	2,943,153	3,748,177	1,527,014	1,641,843

End of Period	$12,253,269	$9,481,550	$3,090,012	$2,943,153	$1,987,311	$1,527,014

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,366	$42,407	$53,508	$109,276	$12,325	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,626	(34,350)	156,197	92,887	14,335	(221,703)
Affiliated Investment Companies Shares Sold	(1)	(1)	—	(26)	(8)	(8)
Futures	—	(394)	—	(260)	42	—
Foreign Currency Transactions	766	(444)	(1,432)	1,299	122	(151)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	667,520	(329,338)	1,712,490	(384,869)	416,754	206,814
Affiliated Investment Companies Shares	(2)	4	(21)	(9)	(7)	3
Translation of Foreign Currency-Denominated Amounts	28	(381)	338	825	11	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	709,303	(322,497)	1,921,080	(180,877)	443,574	5,835

Transactions in Interest:
Contributions	7,277	5,810	5,230	135,156	46,276	6,817
Withdrawals	(186,915)	(484,982)	(361,475)	(959,829)	(3,861)	(190,384)

Net Increase (Decrease) from Transactions in Interest	(179,638)	(479,172)	(356,245)	(824,673)	42,415	(183,567)

Total Increase (Decrease) in Net Assets	529,665	(801,669)	1,564,835	(1,005,550)	485,989	(177,732)
Net Assets
Beginning of Period	1,475,782	2,277,451	4,601,945	5,607,495	970,883	1,148,615

End of Period	$2,005,447	$1,475,782	$6,166,780	$4,601,945	$1,456,872	$970,883

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$46,640	$137,835	$41,854	$145,155
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	233,826	52,822	250,881	(389,082)
Affiliated Investment Companies Shares Sold	4	(9)	(3)	(5)
Futures	12,792	20,410	6,622	16,698
Foreign Currency Transactions	(261)	(3,976)	(1,030)	(4,808)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,186,950	21,823	1,304,732	127,570
Affiliated Investment Companies Shares	(10)	3	(8)	(2)
Futures	(173)	(366)	317	(512)
Translation of Foreign Currency-Denominated Amounts	11	(16)	137	(103)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,479,779	228,526	1,603,502	(105,089)

Transactions in Interest:
Contributions	56,188	607,207	58,403	184,927
Withdrawals	(735,528)	(1,145,570)	(1,126,083)	(1,603,251)

Net Increase (Decrease) from Transactions in Interest	(679,340)	(538,363)	(1,067,680)	(1,418,324)

Total Increase (Decrease) in Net Assets	800,439	(309,837)	535,822	(1,523,413)
Net Assets
Beginning of Period	5,724,325	6,034,162	4,906,954	6,430,367

End of Period	$6,524,764	$5,724,325	$5,442,776	$4,906,954

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $274 and $9, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163 and $163, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	42.76	%(B)	(18.68%)	3.60%	(8.10%)	26.53%	(0.10%)	11.16	%(B)	(1.93%)	4.47%	(7.46%)	27.10%	14.53%

Net Assets, End of Period (thousands)	$12,253,269		$9,481,550	$12,420,850	$12,153,340	$12,732,150	$9,729,540	$3,090,012		$2,943,153	$3,748,177	$3,834,097	$3,989,049	$3,132,594
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.13	%(C)	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.13	%(C)	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.38	%(C)	2.77%	3.92%	3.21%	3.33%	3.72%	2.44	%(C)	2.13%	2.32%	1.90%	1.90%	1.99%
Portfolio Turnover Rate	3	%(B)	12%	16%	20%	17%	17%	2	%(B)	5%	12%	17%	13%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	32.70	%(B)	0.14%	5.27%	(8.14%)	16.21%	16.69%	49.30	%(B)	(14.87%)	10.67%	(8.90%)	29.87%	(15.82%)

Net Assets, End of Period (thousands)	$1,987,311		$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,555,736	$2,005,447		$1,475,782	$2,277,451	$2,188,825	$2,329,912	$1,683,465
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.70	%(C)	4.21%	4.11%	3.96%	3.82%	4.00%	2.08	%(C)	2.38%	3.43%	3.23%	3.40%	4.36%
Portfolio Turnover Rate	6	%(B)	18%	18%	18%	14%	10%	3	%(B)	9%	18%	14%	9%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	42.85	%(B)	(2.23%)	8.43%	(10.78%)	34.27%	6.10%	45.40	%(B)	6.02%	1.00%	(10.44%)	12.10%	20.77%

Net Assets, End of Period (thousands)	$6,166,780		$4,601,945	$5,607,495	$5,422,260	$5,751,059	$4,147,925	$1,456,872		$970,883	$1,148,615	$1,146,811	$1,190,222	$933,264
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.90	%(C)	2.15%	2.74%	2.51%	2.33%	2.49%	1.99	%(C)	2.08%	2.37%	2.11%	2.14%	2.52%
Portfolio Turnover Rate	5	%(B)	8%	17%	15%	13%	9%	7	%(B)	18%	12%	14%	22%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Total Return	26.78	%(B)	2.67%	11.40%	(11.83%)	25.26%	11.44%	34.89	%(B)	1.25%	13.47%	(16.06%)	21.55%	14.45%

Net Assets, End of Period (thousands)	$6,524,764		$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,997,731	$5,442,776		$4,906,954	$6,430,367	$6,306,302	$7,253,457	$5,515,647
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.13%	0.14%	0.14%	0.15%	0.15%	0.26	%(C)	0.25%	0.24%	0.24%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.14%	0.15%	0.14%	0.15%	0.15%	0.26	%(C)	0.26%	0.25%	0.24%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.45	%(C)	2.38%	3.04%	2.40%	2.23%	2.45%	1.55	%(C)	2.64%	2.90%	2.77%	2.78%	2.89%
Portfolio Turnover Rate	7	%(B)	22%	9%	12%	8%	5%	6	%(B)	18%	12%	12%	15%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

• Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The DFA International Value Series	$55
The Japanese Small Company Series	1
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	—
The Continental Small Company Series	2
The Canadian Small Company Series	1
The Emerging Markets Series	16
The Emerging Markets Small Cap Series	9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amounts paid by the Trust to the CCO were $16 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$373
The Japanese Small Company Series	97
The Asia Pacific Small Company Series	50
The United Kingdom Small Company Series	60
The Continental Small Company Series	134
The Canadian Small Company Series	31
The Emerging Markets Series	169
The Emerging Markets Small Cap Series	143

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$350,642	$1,368,271
The Japanese Small Company Series	$61,101	$214,671
The Asia Pacific Small Company Series	$104,597	$100,840
The United Kingdom Small Company Series	$60,330	$190,560
The Continental Small Company Series	$256,321	$569,173
The Canadian Small Company Series	$149,171	$90,787

	Purchases	Sales
The Emerging Markets Series	$456,016	$1,074,844
The Emerging Markets Small Cap Series	$321,617	$1,328,137

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

Total	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$57,849	$301,473	$321,121	$2	$(5)	$38,198	3,301	$30	—

Total	$57,849	$301,473	$321,121	$2	$(5)	$38,198	3,301	$30	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$42,048	$117,289	$92,266	$(2)	$(1)	$67,068	5,797	$17	—

Total	$42,048	$117,289	$92,266	$(2)	$(1)	$67,068	5,797	$17	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$31,246	$70,867	$73,887	$(1)	$(2)	$28,223	2,439	$14	—

Total	$31,246	$70,867	$73,887	$(1)	$(2)	$28,223	2,439	$14	—
The Continental Small Company Series
The DFA Short Term Investment Fund	$324,418	$690,637	$605,734	—	$(21)	$409,300	35,376	$136	—

Total	$324,418	$690,637	$605,734	—	$(21)	$409,300	35,376	$136	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$146,332	$595,113	$534,672	$(8)	$(7)	$206,758	17,870	$87	—

Total	$146,332	$595,113	$534,672	$(8)	$(7)	$206,758	17,870	$87	—

					Change in Unrealized Appreciation/
				Net Realized
	Balance at	Purchases	Proceeds	Gain/(Loss)		Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

Total	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$122,611	$294,788	$267,611	$(3)	$(8)	$149,777	12,945	$62	—

Total	$122,611	$294,788	$267,611	$(3)	$(8)	$149,777	12,945	$62	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$11,281,133	$2,624,517	$(936,477)	$1,688,040
The Japanese Small Company Series	2,645,556	838,110	(325,658)	512,452
The Asia Pacific Small Company Series	1,722,716	615,282	(261,417)	353,865
The United Kingdom Small Company Series	1,552,261	699,333	(208,945)	490,388
The Continental Small Company Series	4,637,083	2,392,997	(465,012)	1,927,985
The Canadian Small Company Series	1,281,422	518,151	(112,728)	405,423
The Emerging Markets Series	3,585,242	3,249,623	(192,123)	3,057,500
The Emerging Markets Small Cap Series	4,105,665	2,105,582	(573,488)	1,532,094

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$98,912
The Canadian Small Company Series	266
The Emerging Markets Series	66,159

Futures*
The Emerging Markets Small Cap Series	$36,128

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts*,(1)
The DFA International Value Series	$4,379	$4,379
The Emerging Markets Small Cap Series	563	563

	Liability Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts (2)
The Emerging Markets Series	$(136)	$(136)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
The DFA International Value Series	$17,531	$17,531
The Canadian Small Company Series	42	42	*
The Emerging Markets Series	12,792	12,792
The Emerging Markets Small Cap Series	6,622	6,622

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$6,615	$6,615
The Emerging Markets Series	(173)	(173)
The Emerging Markets Small Cap Series	317	317

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2021, there were no futures contracts outstanding. During the six months ended April 30, 2021, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2021
The DFA International Value Series	0.84%	$6,732	22	$3	$24,333	—
The Japanese Small Company Series	0.84%	1,915	7	—	3,404	—
The Asia Pacific Small Company Series	0.83%	161	25	—	1,745	—
The United Kingdom Small Company Series	0.83%	317	2	—	578	—
The Emerging Markets Series	0.84%	8,501	10	2	16,724	—
The Emerging Markets Small Cap Series	0.83%	10,357	19	5	38,728	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2021, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$11,516	$52,530	$(1,667)
The Japanese Small Company Series	2,935	8,414	4,847
The Asia Pacific Small Company Series	3,869	16,312	9,355
The United Kingdom Small Company Series	8,284	12,440	1,265
The Continental Small Company Series	11,673	17,716	6,278
The Canadian Small Company Series	14,688	1,705	488
The Emerging Markets Series	169	2,438	440
The Emerging Markets Small Cap Series	1,244	4,395	(949)

J. Securities Lending:

As of April 30, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
The DFA International Value Series	$20,559
The Japanese Small Company Series	70,245
The Asia Pacific Small Company Series	100,966
The Continental Small Company Series	18,721
The Canadian Small Company Series	34,855
The Emerging Markets Series	160,432
The Emerging Markets Small Cap Series	525,848

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$906,025	—	—	—	$906,025
The Japanese Small Company Series
Common Stocks	38,231	—	—	—	38,231
The Asia Pacific Small Company Series
Common Stocks	67,068	—	—	—	67,068
The United Kingdom Small Company Series
Common Stocks	28,223	—	—	—	28,223
The Continental Small Company Series
Common Stocks, Rights/Warrants	409,351	—	—	—	409,351
The Canadian Small Company Series
Common Stocks, Rights/Warrants	206,756	—	—	—	206,756
The Emerging Markets Series
Common Stocks	115,984	—	—	—	115,984
The Emerging Markets Small Cap Series
Common Stocks	149,742	—	—	—	149,742

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.

Management has evaluated the impact of all other subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$1,355.60	0.14%	$0.82
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.4%
Consumer Discretionary	8.7%
Consumer Staples	2.9%
Energy	9.5%
Financials	26.5%
Health Care	3.1%
Industrials	9.9%
Information Technology	12.6%
Materials	15.3%
Real Estate	6.4%
Utilities	1.7%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.5%)
BELGIUM — (0.0%)
Other Security		$1,089,948	0.0%

BRAZIL — (3.7%)
Petroleo Brasileiro SA	12,546,019	53,352,425	0.4%
# Petroleo Brasileiro SA 71654V101, Sponsored ADR	10,919,479	94,453,493	0.6%
Petroleo Brasileiro SA 71654V408, Sponsored ADR	7,227,913	61,292,702	0.4%
Vale SA	11,638,377	233,579,570	1.5%
Other Securities		142,522,874	0.9%

TOTAL BRAZIL		585,201,064	3.8%

CHILE — (0.7%)
Other Securities		113,774,254	0.7%

CHINA — (32.8%)
Agricultural Bank of China, Ltd., Class H	136,573,000	52,910,994	0.4%
* Baidu, Inc., Sponsored ADR	883,875	185,905,429	1.2%
Bank of China, Ltd., Class H	410,102,817	162,707,458	1.1%
China Construction Bank Corp., Class H	474,417,101	374,477,141	2.4%
China Merchants Bank Co., Ltd., Class H	15,515,500	124,626,874	0.8%
China Overseas Land & Investment, Ltd.	30,886,500	78,169,281	0.5%
China Resources Land, Ltd.	26,240,000	122,857,530	0.8%
China Shenhua Energy Co., Ltd., Class H	27,021,500	56,282,896	0.4%
Geely Automobile Holdings, Ltd.	26,250,000	68,373,157	0.5%
Industrial & Commercial Bank of China, Ltd., Class H	366,919,996	238,091,269	1.6%
PetroChina Co., Ltd., Class H	170,860,000	61,811,694	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	6,012,500	65,549,861	0.4%
* Trip.com Group, Ltd., ADR	2,109,940	82,456,455	0.6%
Other Securities		3,441,951,556	22.0%

TOTAL CHINA.		5,116,171,595	33.1%

COLOMBIA — (0.1%)
Other Securities		12,412,298	0.1%

CZECH REPUBLIC — (0.2%)
Other Securities		25,025,800	0.2%

GREECE — (0.2%)
Other Securities		34,924,204	0.2%

HONG KONG — (0.1%)
Other Securities		14,640,147	0.1%

HUNGARY — (0.2%)
Other Security		25,506,905	0.2%

INDIA — (10.7%)
* Axis Bank, Ltd.	7,153,052	68,449,075	0.5%
Hindalco Industries, Ltd.	12,397,455	60,650,968	0.4%
* ICICI Bank, Ltd., Sponsored ADR	4,638,233	75,603,196	0.5%
JSW Steel, Ltd.	5,784,238	55,561,934	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Reliance Industries, Ltd.	14,066,236	$378,171,513	2.5%
* Tata Motors, Ltd.	13,087,848	51,313,635	0.3%
Wipro, Ltd.	9,341,647	61,751,472	0.4%
Other Securities		915,745,818	5.8%

TOTAL INDIA		1,667,247,611	10.8%

INDONESIA — (1.3%)
Other Securities		201,457,745	1.3%

MALAYSIA — (1.7%)
Other Securities		270,258,625	1.8%

MEXICO — (2.4%)
# Grupo Mexico S.A.B. de C.V., Class B	18,400,756	83,460,604	0.6%
Other Securities		284,074,205	1.8%

TOTAL MEXICO		367,534,809	2.4%

PHILIPPINES — (0.9%)
Other Securities		135,551,193	0.9%

POLAND — (0.8%)
Other Securities		124,790,805	0.8%

QATAR — (0.2%)
Other Securities		30,944,906	0.2%

RUSSIA — (1.2%)
Gazprom PJSC, Sponsored ADR	10,766,840	65,287,308	0.4%
Lukoil PJSC, Sponsored ADR	1,199,919	91,838,558	0.6%
Other Securities		25,606,998	0.2%

TOTAL RUSSIA		182,732,864	1.2%

SAUDI ARABIA — (2.1%)
Other Securities		329,664,916	2.1%

SOUTH AFRICA — (3.8%)
# Impala Platinum Holdings, Ltd.	3,928,399	73,406,214	0.5%
#* MTN Group, Ltd.	13,098,137	82,868,124	0.5%
# Standard Bank Group, Ltd.	7,546,977	61,377,373	0.4%
Other Securities		375,089,615	2.4%

TOTAL SOUTH AFRICA		592,741,326	3.8%

SOUTH KOREA — (14.6%)
Hana Financial Group, Inc.	1,766,259	72,397,848	0.5%
Hyundai Mobis Co., Ltd.	228,719	55,356,372	0.4%
Hyundai Motor Co.	554,470	105,433,475	0.7%
# KB Financial Group, Inc., ADR	2,684,385	131,320,114	0.9%
Kia Corp.	939,529	65,167,958	0.4%
LG Electronics, Inc.	571,652	80,312,587	0.5%
POSCO, Sponsored ADR	942,921	76,763,198	0.5%
Samsung Electronics Co., Ltd.	2,005,123	146,144,350	1.0%
SK Hynix, Inc.	682,641	77,876,554	0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$1,465,792,611	9.4%

TOTAL SOUTH KOREA.		2,276,565,067	14.8%

TAIWAN — (17.1%)
Cathay Financial Holding Co., Ltd.	42,531,459	79,399,198	0.5%
China Steel Corp.	46,635,320	65,266,569	0.4%
CTBC Financial Holding Co., Ltd.	110,207,073	89,691,095	0.6%
E.Sun Financial Holding Co., Ltd.	59,629,310	57,463,447	0.4%
Fubon Financial Holding Co., Ltd.	37,414,471	85,732,709	0.6%
Hon Hai Precision Industry Co., Ltd.	44,163,192	181,556,920	1.2%
# Taiwan Cement Corp.	34,159,948	63,576,166	0.4%
# United Microelectronics Corp.	58,384,681	116,448,784	0.8%
Yuanta Financial Holding Co., Ltd.	70,237,994	65,147,762	0.4%
Other Securities		1,867,088,387	12.0%

TOTAL TAIWAN		2,671,371,037	17.3%

THAILAND — (2.0%)
PTT PCL	59,242,400	76,104,247	0.5%
Other Securities		237,024,830	1.5%

TOTAL THAILAND		313,129,077	2.0%

TURKEY — (0.5%)
Other Securities		79,575,314	0.5%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		31,799,256	0.2%

UNITED KINGDOM — (0.0%)
Other Security		336,634	0.0%

TOTAL COMMON STOCKS		15,204,447,400	98.5%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	12,313,212	53,541,125	0.4%
Other Securities		35,790,721	0.2%

TOTAL BRAZIL		89,331,846	0.6%

COLOMBIA — (0.0%)
Other Securities		4,856,408	0.0%

PHILIPPINES — (0.0%)
Other Security		816,643	0.0%

TOTAL PREFERRED STOCKS		95,004,897	0.6%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Securities		254,305	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$130,373	0.0%

TOTAL RIGHTS/WARRANTS		384,678	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,487,788,500)		15,299,836,975

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	26,250,738	303,721,033	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $11,791,458,889)		$15,603,558,008	101.1%

As of April 30, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,042,919	$43,439,500	$396,581
S&P 500® Emini Index	263	06/18/21	54,319,362	54,893,360	573,998

Total Futures Contracts			$97,362,281	$98,332,860	$970,579

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium.	—	$1,089,948	—	$1,089,948
Brazil	$585,201,064	—	—	585,201,064
Chile	113,774,254	—	—	113,774,254
China	440,369,052	4,675,802,543	—	5,116,171,595
Colombia	12,412,298	—	—	12,412,298
Czech Republic	—	25,025,800	—	25,025,800
Greece	—	34,924,204	—	34,924,204
Hong Kong	10,404,851	4,235,296	—	14,640,147
Hungary	—	25,506,905	—	25,506,905
India	91,662,357	1,575,585,254	—	1,667,247,611
Indonesia	177,466	201,280,279	—	201,457,745
Malaysia	—	270,258,625	—	270,258,625
Mexico	367,534,809	—	—	367,534,809
Philippines	—	135,551,193	—	135,551,193
Poland	—	124,790,805	—	124,790,805
Qatar	—	30,944,906	—	30,944,906
Russia	19,998,817	162,734,047	—	182,732,864
Saudi Arabia	—	329,664,916	—	329,664,916
South Africa	66,217,824	526,523,502	—	592,741,326
South Korea	296,787,624	1,979,777,443	—	2,276,565,067
Taiwan	46,379,245	2,624,991,792	—	2,671,371,037
Thailand	313,129,077	—	—	313,129,077

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	$683,398	$78,891,916	—	$79,575,314
United Arab Emirates	—	31,799,256	—	31,799,256
United Kingdom	—	336,634	—	336,634
Preferred Stocks
Brazil	89,331,846	—	—	89,331,846
Colombia	4,856,408	—	—	4,856,408
Philippines	816,643	—	—	816,643
Rights/Warrants
South Korea	—	254,305	—	254,305
Taiwan	—	130,373	—	130,373
Securities Lending Collateral	—	303,721,033	—	303,721,033
Futures Contracts**	970,579	—	—	970,579

TOTAL	$2,460,707,612	$13,143,820,975	—	$15,604,528,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund
ASSETS:
Investment Securities at Value (including $752,776 of securities on loan)*	$15,299,837
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $303,670)	303,721
Segregated Cash for Futures Contracts	5,683
Foreign Currencies at Value	58,542
Cash	111,020
Receivables:
Investment Securities Sold	19,626
Dividends, Interest and Tax Reclaims	19,647
Securities Lending Income	1,341
Prepaid Expenses and Other Assets	19

Total Assets	15,819,436

LIABILITIES:
Payables:
Upon Return of Securities Loaned	303,717
Investment Securities Purchased	22,895
Due to Advisor	1,246
Futures Margin Variation	576
Unrealized Loss on Foreign Currency Contracts	5
Deferred Taxes Payable	49,211
Accrued Expenses and Other Liabilities	2,628

Total Liabilities	380,278

NET ASSETS	$15,439,158

Investment Securities at Cost	$11,487,789

Foreign Currencies at Cost	$57,591

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $13,732)	$115,393
Income from Securities Lending.	5,901

Total Investment Income.	121,294

Expenses
Investment Management Fees.	7,416
Accounting & Transfer Agent Fees	332
Custodian Fees.	2,189
Shareholders’ Reports.	9
Directors’/Trustees’ Fees & Expenses	115
Professional Fees.	162
Other.	464

Total Expenses	10,687

Fees Paid Indirectly (Note C)	25

Net Expenses.	10,662

Net Investment Income (Loss)	110,632

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	123,074
Futures.	27,574
Foreign Currency Transactions.	(1,243)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	4,151,677
Affiliated Investment Companies Shares	(21)
Futures.	1,360
Translation of Foreign Currency-Denominated Amounts.	(170)

Net Realized and Unrealized Gain (Loss)	4,302,251

Net Increase (Decrease) in Net Assets Resulting from Operations.	$4,412,883

**	Net of foreign capital gain taxes withheld of $608.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$110,632	$482,213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	123,074	(1,060,455)
Futures	27,574	32,312
Foreign Currency Transactions	(1,243)	(13,373)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,151,677	(1,145,339)
Affiliated Investment Companies Shares	(21)	14
Futures	1,360	(3,697)
Translation of Foreign Currency-Denominated Amounts	(170)	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,412,883	(1,708,365)

Transactions in Interest:
Contributions	237,585	916,139
Withdrawals	(2,081,565)	(3,763,616)

Net Increase (Decrease) from Transactions in Interest	(1,843,980)	(2,847,477)

Total Increase (Decrease) in Net Assets	2,568,903	(4,555,842)
Net Assets
Beginning of Period	12,870,255	17,426,097

End of Period	$15,439,158	$12,870,255

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $608.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $370.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2016
	(Unaudited)
Total Return	35.56%(B)	(9.41%)	5.24%	(9.06%)	24.89%	15.80%

Net Assets, End of Period (thousands)	$15,439,158	$12,870,255	$17,426,097	$16,684,907	$19,612,211	$16,647,507
Ratio of Expenses to Average Net Assets	0.14%(C)	0.14%	0.13%	0.14%	0.16%	0.16%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.14%(C)	0.14%	0.15%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to Average
Net Assets	1.49%(C)	3.25%	2.95%	2.78%	2.64%	2.72%
Portfolio Turnover Rate	8%(B)	20%	14%	13%	14%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $572 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2021, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2021, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$25

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,099,557	$2,832,822

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	April 30, 2021	April 30, 2021	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$229,226	$652,923	$578,407	—	$(21)	$303,721	26,251	$115	—

Total	$229,226	$652,923	$578,407	—	$(21)	$303,721	26,251	$115	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$11,904,170	$5,086,565	$(1,274,466)	$3,812,099

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$85,812

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2021	Contracts*,(1)

Dimensional Emerging Markets Value Fund	$971	$971

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)

Dimensional Emerging Markets Value Fund	$27,574	$27,574

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$1,360	$1,360

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2021
Dimensional Emerging Markets Value Fund	0.82%	$8,137	12	$2	$14,858	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding	Income	During the Period	as of 04/30/2021
Dimensional Emerging Markets Value Fund	Borrower	0.43%	$46,012	1	$1	$46,012	—

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2021, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	—	$323	$(120)

I. Securities Lending:

As of April 30, 2021, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$627,021

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks	$303,717	—	—	—	$303,717

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Fund is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled _Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Fund.

Management has evaluated the impact of all other subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043021-001SI 00262272

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio III (2)
Actual Fund Return	$1,000.00	$1,427.80	0.25%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
U.S. Large Cap Value Portfolio III (2)
Actual Fund Return	$1,000.00	$1,429.90	0.14%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio II (2)
Actual Fund Return	$1,000.00	$1,403.60	0.24%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere in the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Companies
DFA International Value Portfolio III	100.0%
U.S. Large Cap Value Portfolio III	100.0%
Tax-Managed U.S. Marketwide Value Portfolio II	100.0%

4

DFA INTERNATIONAL VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$3,384,193,894

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,384,193,894

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note)

See accompanying Notes to Financial Statements.

5

U.S. LARGE CAP VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$4,378,224,862

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,378,224,862

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$2,176,882,484

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$2,176,882,484

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Value Portfolio III	U.S. Large Cap Value Portfolio III	Tax-Managed U.S. Marketwide Value Portfolio II
ASSETS:
Investments in Affiliated Investment Company at Value	$3,384,194	$4,378,225	$2,176,882
Receivables:
Fund Shares Sold	1,544	1,463	117
Prepaid Expenses and Other Assets	56	49	26

Total Assets	3,385,794	4,379,737	2,177,025

LIABILITIES:
Payables:
Fund Shares Redeemed	1,857	3,056	939
Due to Advisor	28	35	—
Accrued Expenses and Other Liabilities	241	238	114

Total Liabilities	2,126	3,329	1,053

NET ASSETS	$3,383,668	$4,376,408	$2,175,972

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	206,643,639	145,872,102	62,370,794

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.37	$30.00	$34.89

NET ASSETS CONSIST OF:
Paid-In Capital	$2,825,985	$2,234,988	$875,592
Total Distributable Earnings (Loss)	557,683	2,141,420	1,300,380

NET ASSETS	$3,383,668	$4,376,408	$2,175,972

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	700,000,000	500,000,000

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA International Value Portfolio III*	U.S. Large Cap Value Portfolio III*	Tax-Managed U.S. Marketwide Value Portfolio II*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $5,618, $0 and $2, respectively)	$56,482	$40,749	$18,782
Income from Securities Lending	441	51	102
Expenses Allocated from Affiliated Investment Companies	(3,413)	(2,180)	(2,030)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	53,510	38,620	16,854

Fund Expenses
Investment Management Fees	3,313	2,184	1,934
Accounting & Transfer Agent Fees	205	228	170
Filing Fees	88	67	41
Shareholders’ Reports	38	34	17
Directors’/Trustees’ Fees & Expenses	24	30	15
Professional Fees	9	10	5
Other	8	9	4

Total Fund Expenses	3,685	2,562	2,186

Fees Waived, Expenses Reimbursed by Advisor (Note C)	3,155	1,986	1,934

Net Expenses	530	576	252

Net Investment Income (Loss)	52,980	38,044	16,602

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	55,297	95,144	4,628
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	956,341	1,248,229	607,484

Net Realized and Unrealized Gain (Loss)	1,011,638	1,343,373	612,112

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,064,618	$1,381,417	$628,714

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio III***		U.S. Large Cap Value Portfolio III***		Tax-Managed U.S. Marketwide Value Portfolio II***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$52,980	$72,789	$38,044	$90,018	$16,602	$36,566
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	55,297	(125,741)	95,144	(29,335)	4,628	(20,853)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	956,341	(436,791)	1,248,229	(474,480)	607,484	(217,306)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,064,618	(489,743)	1,381,417	(413,797)	628,714	(201,593)

Distributions:
Institutional Class Shares	(29,373)	(78,153)	(36,405)	(204,776)	(15,903)	(66,848)
Capital Share Transactions (1):
Shares Issued	217,905	1,026,947	263,097	795,560	95,878	403,420
Shares Issued in Lieu of Cash Distributions	25,654	66,773	30,466	163,315	15,811	66,425
Shares Redeemed	(437,372)	(793,919)	(565,818)	(1,054,001)	(112,315)	(554,638)

Net Increase (Decrease) from Capital Share Transactions	(193,813)	299,801	(272,255)	(95,126)	(626)	(84,793)

Total Increase (Decrease) in Net Assets	841,432	(268,095)	1,072,757	(713,699)	612,185	(353,234)
Net Assets
Beginning of Period	2,542,236	2,810,331	3,303,651	4,017,350	1,563,787	1,917,021

End of Period	$3,383,668	$2,542,236	$4,376,408	$3,303,651	$2,175,972	$1,563,787

(1) Shares Issued and Redeemed:
Shares Issued	14,536	91,404	9,861	38,871	3,090	17,397
Shares Issued in Lieu of Cash Distributions	1,692	5,342	1,137	6,960	502	2,488
Shares Redeemed	(29,270)	(68,735)	(21,198)	(48,992)	(3,618)	(24,188)

Net Increase (Decrease) from Shares Issued and Redeemed	(13,042)	28,011	(10,200)	(3,161)	(26)	(4,303)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $ 0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $ 0, $0 and $ 0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio III							U.S. Large Cap Value Portfolio III
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.57		$14.66	$15.04	$16.89	$13.80	$14.65	$21.17		$25.23	$25.83	$27.29	$23.15	$23.91

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.35	0.56	0.54	0.50	0.49	0.25		0.56	0.60	0.58	0.56	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	4.69		(3.07)	(0.09)	(1.87)	3.10	(0.56)	8.82		(3.33)	0.95	0.25	4.94	0.49

Total from Investment Operations	4.94		(2.72)	0.47	(1.33)	3.60	(0.07)	9.07		(2.77)	1.55	0.83	5.50	1.02

Less Distributions:
Net Investment Income	(0.14)		(0.37)	(0.51)	(0.52)	(0.51)	(0.47)	(0.24)		(0.51)	(0.54)	(0.54)	(0.53)	(0.54)
Net Realized Gains	—		—	(0.34)	—	—	(0.31)	—		(0.78)	(1.61)	(1.75)	(0.83)	(1.24)

Total Distributions	(0.14)		(0.37)	(0.85)	(0.52)	(0.51)	(0.78)	(0.24)		(1.29)	(2.15)	(2.29)	(1.36)	(1.78)

Net Asset Value, End of Period	$16.37		$11.57	$14.66	$15.04	$16.89	$13.80	$30.00		$21.17	$25.23	$25.83	$27.29	$23.15

Total Return	42.78	%(B)	(18.72%)	3.50%	(8.09%)	26.50%	(0.09%)	42.99	%(B)	(11.43%)	7.12%	2.91%	24.32%	4.69%

Net Assets, End of Period (thousands)	$3,383,668		$2,542,236	$2,810,331	$2,421,704	$2,541,484	$2,067,127	$4,376,408		$3,303,651	$4,017,350	$3,794,092	$3,708,961	$3,061,350
Ratio of Expenses to Average Net Assets (C)	0.25	%(D)	0.25%	0.25%	0.24%	0.24%	0.24%	0.14	%(D)	0.14%	0.14%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed by Advisor) (C)	0.45	%(D)	0.45%	0.45%	0.44%	0.44%	0.44%	0.24	%(D)	0.24%	0.24%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.36	%(D)	2.75%	3.88%	3.20%	3.30%	3.70%	1.92	%(D)	2.50%	2.47%	2.12%	2.17%	2.38%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio II
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$25.06		$28.74	$28.02	$28.30	$24.36	$24.61

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.57	0.60	0.58	0.54	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	9.82		(3.22)	1.66	0.63	4.84	0.16

Total from Investment Operations	10.09		(2.65)	2.26	1.21	5.38	0.64

Less Distributions:
Net Investment Income	(0.26)		(0.55)	(0.56)	(0.54)	(0.53)	(0.48)
Net Realized Gains	—		(0.48)	(0.98)	(0.95)	(0.91)	(0.41)

Total Distributions	(0.26)		(1.03)	(1.54)	(1.49)	(1.44)	(0.89)

Net Asset Value, End of Period	$34.89		$25.06	$28.74	$28.02	$28.30	$24.36

Total Return	40.36	%(B)	(9.41%)	8.82%	4.27%	22.59%	2.78%

Net Assets, End of Period (thousands)	$2,175,972		$1,563,787	$1,917,021	$1,841,678	$1,815,437	$1,524,537
Ratio of Expenses to Average Net Assets (C)	0.24	%(D)	0.24%	0.24%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.44	%(D)	0.44%	0.44%	0.42%	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.72	%(D)	2.18%	2.18%	1.98%	2.01%	2.04%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the “Portfolios”), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II invest substantially all of their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the “Series”), respectively, each a corresponding series of The DFA Investment Trust Company. As of April 30, 2021, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 28%, 15% and 27% of the total outstanding shares of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio,

13

DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

During the six months ended April 30, 2021, the DFA International Value Portfolio III’s, U.S. Large Cap Value Portfolio III’s and Tax-Managed U.S. Marketwide Value Portfolio II’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21%, 0.11% and 0.20%, respectively, of each Portfolio’s average daily net assets.

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2021, each Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amounts in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Net Waived Fees
DFA International Value Portfolio III	0.21%	$3,155
U.S. Large Cap Value Portfolio III	0.11%	1,986
Tax-Managed U.S. Marketwide Value Portfolio II	0.20%	1,934

14

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $8 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio III	$82
U.S. Large Cap Value Portfolio III	112
Tax-Managed U.S. Marketwide Value Portfolio II	51

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio III
2019	$87,795	$54,686	—	$142,481
2020	78,153	—	—	78,153
U.S. Large Cap Value Portfolio III
2019	83,655	233,059	—	316,714
2020	81,726	123,050	—	204,776
Tax-Managed U.S. Marketwide Value Portfolio II
2019	36,772	63,588	—	100,360
2020	34,911	31,937	—	66,848

15

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio III	$(4,784)	—	$(4,784)
U.S. Large Cap Value Portfolio III	(2,351)	—	(2,351)
Tax-Managed U.S. Marketwide Value Portfolio II	(1,250)	—	(1,250)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio III	$8,070	—	$(137,689)	$(347,797)	$(477,416)
U.S. Large Cap Value Portfolio III	5,769	—	(34,526)	825,376	796,619
Tax-Managed U.S. Marketwide Value Portfolio II	2,700	—	(20,858)	705,824	687,666

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio III	$137,689	$137,689
U.S. Large Cap Value Portfolio III	34,526	34,526
Tax-Managed U.S. Marketwide Value Portfolio II	20,858	20,858

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio III	$2,817,213	$573,158	—	$573,158
U.S. Large Cap Value Portfolio III	2,363,803	2,011,728	—	2,011,728
Tax-Managed U.S. Marketwide Value Portfolio II	864,859	1,311,599	—	1,311,599

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

16

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2021.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and

17

maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

I. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

J. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio III	5	95%
U.S. Large Cap Value Portfolio III	5	94%
Tax-Managed U.S. Marketwide Value Portfolio II	3	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

18

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

19

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,427.60	0.22%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,430.40	0.11%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

20

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$1,403.40	0.21%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

21

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT.For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.6%
Consumer Discretionary	16.0%
Consumer Staples	4.5%
Energy	10.5%
Financials	30.6%
Health Care	4.6%
Industrials	11.7%
Information Technology	1.1%
Materials	12.4%
Real Estate	2.7%
Utilities	1.3%

100.0%

The U.S. Large Cap Value Series
Communication Services	11.1%
Consumer Discretionary	7.9%
Consumer Staples	5.3%
Energy	7.0%
Financials	22.1%
Health Care	15.0%
Industrials	13.5%
Information Technology	10.1%
Materials	7.4%
Real Estate	0.4%
Utilities	0.2%

100.0%

The Tax-Managed U.S. Marketwide Value Series
Communication Services	13.9%
Consumer Discretionary	7.4%
Consumer Staples	6.4%
Energy	5.9%
Financials	21.6%
Health Care	17.2%
Industrials	14.7%
Information Technology	8.9%
Materials	3.6%
Real Estate	0.3%
Utilities	0.1%

100.0%

22

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.4%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	6,888,410	$151,987,788	1.2%
National Australia Bank, Ltd.	6,475,626	132,518,340	1.1%
Westpac Banking Corp.	7,945,749	153,119,921	1.3%
Other Securities		325,781,093	2.6%

TOTAL AUSTRALIA		763,407,142	6.2%

AUSTRIA — (0.0%)
Other Security		733,059	0.0%

BELGIUM — (0.8%)
Other Securities		101,138,048	0.8%

CANADA — (8.1%)
Bank of Montreal 063671101	1,448,818	136,681,490	1.1%
# Bank of Nova Scotia (The) 064149107	1,698,160	108,155,810	0.9%
Canadian Imperial Bank of Commerce 136069952	935,959	97,300,444	0.8%
# Canadian Natural Resources, Ltd.	3,476,035	105,601,943	0.9%
Nutrien, Ltd.	1,149,002	63,413,409	0.5%
Other Securities		539,845,028	4.4%

TOTAL CANADA		1,050,998,124	8.6%

DENMARK — (2.3%)
DSV Panalpina A.S	309,306	68,910,321	0.6%
Vestas Wind Systems A/S	2,115,590	87,250,095	0.7%
Other Securities		143,995,815	1.1%

TOTAL DENMARK		300,156,231	2.4%

FINLAND — (0.8%)
Other Securities		99,339,896	0.8%

FRANCE — (8.8%)
# AXA SA	2,047,470	57,830,838	0.5%
* BNP Paribas SA	1,948,140	124,910,245	1.0%
* Cie de Saint-Gobain	2,006,077	126,573,692	1.0%
Cie Generale des Etablissements Michelin SCA	639,001	92,463,818	0.8%
Orange SA	5,978,647	74,453,366	0.6%
# Total SE	6,874,996	303,859,393	2.5%
Other Securities		364,160,054	2.9%

TOTAL FRANCE		1,144,251,406	9.3%

GERMANY — (6.1%)
Allianz SE	536,666	139,327,526	1.1%
Bayerische Motoren Werke AG	1,003,964	100,607,399	0.8%
Daimler AG	2,568,275	228,573,190	1.9%
Volkswagen AG	111,321	35,341,341	0.3%
Other Securities		286,567,314	2.4%

TOTAL GERMANY		790,416,770	6.5%

23

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.4%)
CK Hutchison Holdings, Ltd.	7,657,984	$62,589,476	0.5%
Other Securities		241,662,728	2.0%

TOTAL HONG KONG		304,252,204	2.5%

IRELAND — (0.5%)
Other Securities		62,050,631	0.5%

ISRAEL — (0.3%)
Other Securities		43,364,652	0.4%

ITALY — (2.8%)
# Stellantis NV BMD8F9905	5,320,664	88,258,973	0.7%
Other Securities		267,520,457	2.2%

TOTAL ITALY		355,779,430	2.9%

JAPAN — (20.7%)
Hitachi, Ltd.	1,425,900	70,578,793	0.6%
Honda Motor Co., Ltd.	3,522,000	105,025,357	0.9%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,493,487	0.5%
Takeda Pharmaceutical Co., Ltd.	2,411,871	80,557,676	0.7%
Toyota Motor Corp.	3,715,890	278,038,390	2.3%
# Toyota Motor Corp., Sponsored ADR	208,099	31,375,086	0.3%
Other Securities		2,054,374,539	16.6%

TOTAL JAPAN		2,683,443,328	21.9%

NETHERLANDS — (3.8%)
ING Groep NV	4,722,058	60,324,195	0.5%
Koninklijke Ahold Delhaize NV	4,840,597	130,269,712	1.1%
Koninklijke DSM NV	544,382	97,607,666	0.8%
Other Securities		203,975,128	1.6%

TOTAL NETHERLANDS		492,176,701	4.0%

NEW ZEALAND — (0.2%)
Other Securities		27,090,032	0.2%

NORWAY — (0.9%)
Other Securities		116,710,687	1.0%

PORTUGAL — (0.1%)
Other Securities		14,459,627	0.1%

SINGAPORE — (0.7%)
Other Securities		96,195,957	0.8%

SPAIN — (2.0%)
Banco Santander SA	45,327,305	174,852,411	1.4%
Other Securities		77,765,324	0.7%

TOTAL SPAIN		252,617,735	2.1%

SWEDEN — (2.7%)
Other Securities		345,822,203	2.8%

24

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (8.0%)
# ABB, Ltd.	2,188,585	$71,089,938	0.6%
Cie Financiere Richemont SA	797,506	81,845,468	0.7%
LafargeHolcim, Ltd.	937,531	57,852,878	0.5%
Novartis AG	1,706,093	145,591,737	1.2%
Novartis AG, Sponsored ADR	736,979	62,820,090	0.5%
UBS Group AG	6,275,625	95,832,542	0.8%
Zurich Insurance Group AG	392,769	161,136,799	1.3%
Other Securities		362,203,671	2.9%

TOTAL SWITZERLAND		1,038,373,123	8.5%

UNITED KINGDOM — (13.4%)
Anglo American P.L.C.	2,093,465	88,763,804	0.7%
Aviva P.L.C.	16,319,347	90,222,254	0.7%
# Barclays P.L.C., Sponsored ADR	7,035,082	67,325,735	0.6%
BP P.L.C.	5,808,183	24,315,058	0.2%
# BP P.L.C., Sponsored ADR	5,912,515	148,758,877	1.2%
British American Tobacco P.L.C.	3,024,009	112,200,846	0.9%
# British American Tobacco P.L.C., Sponsored ADR	838,885	31,466,576	0.3%
Glencore P.L.C.	26,692,936	108,731,557	0.9%
HSBC Holdings P.L.C.	13,535,003	84,508,648	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,528,849	78,950,665	0.6%
Lloyds Banking Group P.L.C.	177,386,266	111,235,263	0.9%
Royal Dutch Shell P.L.C., Class B	283,225	5,067,930	0.0%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	305,073,626	2.5%
Vodafone Group P.L.C.	58,351,986	110,121,788	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	76,012,264	0.6%
Other Securities		293,955,825	2.5%

TOTAL UNITED KINGDOM		1,736,710,716	14.2%

UNITED STATES — (0.1%)
Other Security		12,270,504	0.1%

TOTAL COMMON STOCKS		11,831,758,206	96.6%

PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
Volkswagen AG	601,156	156,516,650	1.3%
Other Securities		44,870,303	0.3%

TOTAL GERMANY		201,386,953	1.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		149,286	0.0%

SWITZERLAND — (0.0%)
Other Securities		881,080	0.0%

TOTAL RIGHTS/WARRANTS		1,030,366	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,346,233,863)		12,034,175,525

25

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	78,318,758	$906,148,026	7.4%

TOTAL INVESTMENTS—(100.0%) (Cost $11,252,284,234)		$12,940,323,551	105.6%

As of April 30, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	605	06/18/21	$121,896,983	$126,275,600	$4,378,617

Total Futures Contracts			$121,896,983	$126,275,600	$4,378,617

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$763,407,142	—	$763,407,142
Austria	—	733,059	—	733,059
Belgium	—	101,138,048	—	101,138,048
Canada	$1,050,998,124	—	—	1,050,998,124
Denmark	—	300,156,231	—	300,156,231
Finland	—	99,339,896	—	99,339,896
France	—	1,144,251,406	—	1,144,251,406
Germany	20,762,392	769,654,378	—	790,416,770
Hong Kong	—	304,252,204	—	304,252,204
Ireland	21,331,486	40,719,145	—	62,050,631
Israel	8,520,003	34,844,649	—	43,364,652
Italy	42,444,688	313,334,742	—	355,779,430
Japan	55,723,265	2,627,720,063	—	2,683,443,328
Netherlands	20,932,066	471,244,635	—	492,176,701
New Zealand	—	27,090,032	—	27,090,032
Norway	—	116,710,687	—	116,710,687
Portugal	—	14,459,627	—	14,459,627
Singapore	—	96,195,957	—	96,195,957
Spain	6,609,910	246,007,825	—	252,617,735
Sweden	—	345,822,203	—	345,822,203
Switzerland	99,083,787	939,289,336	—	1,038,373,123
United Kingdom	741,386,338	995,324,378	—	1,736,710,716
United States	12,270,504	—	—	12,270,504
Preferred Stocks
Germany	—	201,386,953	—	201,386,953
Rights/Warrants
Canada	—	149,286	—	149,286
Switzerland	—	881,080	—	881,080

26

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$906,148,026	—	$906,148,026
Futures Contracts**	$4,378,617	—	—	4,378,617

TOTAL	$2,084,441,180	$10,860,260,988	—	$12,944,702,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (11.0%)
AT&T, Inc.	22,876,258	$718,543,264	2.5%
#* Charter Communications, Inc., Class A	833,857	561,560,997	1.9%
Comcast Corp., Class A	14,400,427	808,583,976	2.8%
* T-Mobile US, Inc.	1,353,820	178,880,237	0.6%
* Walt Disney Co. (The)	2,214,740	411,985,935	1.4%
Other Securities		534,266,266	1.8%

TOTAL COMMUNICATION SERVICES		3,213,820,675	11.0%

CONSUMER DISCRETIONARY — (7.8%)
DR Horton, Inc.	3,010,530	295,904,994	1.0%
General Motors Co.	5,294,855	302,971,603	1.0%
Other Securities		1,691,521,047	5.8%

TOTAL CONSUMER DISCRETIONARY		2,290,397,644	7.8%

CONSUMER STAPLES — (5.3%)
Mondelez International, Inc., Class A	3,319,883	201,882,085	0.7%
Walgreens Boots Alliance, Inc.	3,491,883	185,418,987	0.6%
Walmart, Inc.	2,527,593	353,635,537	1.2%
Other Securities		792,753,678	2.7%

TOTAL CONSUMER STAPLES		1,533,690,287	5.2%

ENERGY — (6.9%)
Chevron Corp.	2,770,962	285,603,053	1.0%
ConocoPhillips	5,763,685	294,754,851	1.0%
Exxon Mobil Corp.	7,551,546	432,250,493	1.5%
Valero Energy Corp.	2,205,565	163,123,587	0.6%
Other Securities		848,362,583	2.8%

TOTAL ENERGY		2,024,094,567	6.9%

FINANCIALS — (21.9%)
Bank of America Corp.	8,991,364	364,419,983	1.3%
Bank of New York Mellon Corp. (The)	3,558,490	177,497,481	0.6%
* Berkshire Hathaway, Inc., Class B	2,010,121	552,682,769	1.9%
Capital One Financial Corp.	1,585,334	236,341,593	0.8%
Citigroup, Inc.	5,316,841	378,771,753	1.3%
Fifth Third Bancorp	4,644,985	188,307,692	0.6%
Goldman Sachs Group, Inc. (The)	1,096,257	381,990,752	1.3%
JPMorgan Chase & Co.	6,549,745	1,007,416,278	3.4%
Morgan Stanley	4,295,101	354,560,588	1.2%
PNC Financial Services Group, Inc. (The)	1,142,434	213,578,036	0.7%
Travelers Cos., Inc. (The)	1,133,690	175,336,495	0.6%
Truist Financial Corp.	2,893,413	171,608,325	0.6%
Wells Fargo & Co.	5,521,821	248,758,036	0.9%
Other Securities		1,963,947,982	6.7%

TOTAL FINANCIALS		6,415,217,763	21.9%

HEALTH CARE — (14.9%)
Anthem, Inc.	953,275	361,663,002	1.2%

28

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Cigna Corp.	1,367,085	$340,417,836	1.2%
CVS Health Corp.	4,946,131	377,884,408	1.3%
Danaher Corp.	966,870	245,526,968	0.8%
Humana, Inc.	517,327	230,334,673	0.8%
* Laboratory Corp. of America Holdings	758,731	201,723,811	0.7%
Medtronic P.L.C.	2,765,500	362,059,260	1.2%
Pfizer, Inc.	17,926,314	692,852,036	2.4%
Thermo Fisher Scientific, Inc.	758,947	356,879,648	1.2%
Other Securities		1,180,553,592	4.0%

TOTAL HEALTH CARE		4,349,895,234	14.8%

INDUSTRIALS — (13.4%)
Eaton Corp. P.L.C.	1,431,708	204,634,024	0.7%
FedEx Corp.	1,020,334	296,213,163	1.0%
Kansas City Southern	679,296	198,497,084	0.7%
Norfolk Southern Corp.	884,445	246,972,422	0.8%
Raytheon Technologies Corp.	2,172,797	180,863,622	0.6%
Republic Services, Inc.	1,835,706	195,135,548	0.7%
Other Securities		2,596,474,707	8.9%

TOTAL INDUSTRIALS		3,918,790,570	13.4%

INFORMATION TECHNOLOGY — (10.0%)
Corning, Inc.	3,975,481	175,756,015	0.6%
HP, Inc.	9,358,742	319,226,690	1.1%
Intel Corp.	12,816,923	737,357,580	2.5%
* Micron Technology, Inc.	4,258,919	366,565,158	1.3%
Other Securities		1,325,095,685	4.5%

TOTAL INFORMATION TECHNOLOGY		2,924,001,128	10.0%

MATERIALS — (7.4%)
Freeport-McMoRan, Inc.	5,292,912	199,595,711	0.7%
Linde P.L.C	730,934	208,930,175	0.7%
Nucor Corp.	2,076,465	170,810,011	0.6%
Other Securities		1,576,136,151	5.4%

TOTAL MATERIALS		2,155,472,048	7.4%

REAL ESTATE — (0.4%)
Other Securities		106,481,972	0.4%

UTILITIES — (0.2%)
Other Securities		68,456,331	0.2%

TOTAL COMMON STOCKS		29,000,318,219	99.0%

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		199,263	0.0%

TOTAL PREFERRED STOCKS		199,263	0.0%

TOTAL INVESTMENT SECURITIES (Cost $16,169,332,178)		29,000,517,482

29

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	222,859,229	$222,859,229	0.8%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	2,132,008	24,667,334	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $16,416,853,659)		$29,248,044,045	99.9%

As of April 30, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	979	06/18/21	$195,130,882	$204,336,880	$9,205,998

Total Futures Contracts			$195,130,882	$204,336,880	$9,205,998

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,213,820,675	—	—	$3,213,820,675
Consumer Discretionary	2,290,397,644	—	—	2,290,397,644
Consumer Staples	1,533,690,287	—	—	1,533,690,287
Energy	2,024,094,567	—	—	2,024,094,567
Financials	6,415,217,763	—	—	6,415,217,763
Health Care	4,349,895,234	—	—	4,349,895,234
Industrials	3,918,790,570	—	—	3,918,790,570
Information Technology	2,924,001,128	—	—	2,924,001,128
Materials	2,155,472,048	—	—	2,155,472,048
Real Estate	106,481,972	—	—	106,481,972
Utilities	68,456,331	—	—	68,456,331
Preferred Stocks
Consumer Discretionary	199,263	—	—	199,263
Temporary Cash Investments	222,859,229	—	—	222,859,229
Securities Lending Collateral	—	$24,667,334	—	24,667,334
Futures Contracts**	9,205,998	—	—	9,205,998

TOTAL	$29,232,582,709	$24,667,334	—	$29,257,250,043

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

30

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (13.8%)
Activision Blizzard, Inc.	496,359	$45,262,977	0.6%
AT&T, Inc.	6,810,545	213,919,218	2.7%
#* Charter Communications, Inc., Class A	339,394	228,564,889	2.9%
Comcast Corp., Class A	5,581,653	313,409,816	4.0%
* T-Mobile US, Inc.	282,437	37,318,401	0.5%
* Walt Disney Co. (The)	616,398	114,662,356	1.4%
Other Securities		146,634,222	1.8%

TOTAL COMMUNICATION SERVICES		1,099,771,879	13.9%

CONSUMER DISCRETIONARY — (7.4%)
* Ford Motor Co.	2,868,969	33,107,902	0.4%
General Motors Co.	1,095,598	62,690,118	0.8%
Target Corp.	259,962	53,879,724	0.7%
Other Securities		437,210,546	5.5%

TOTAL CONSUMER DISCRETIONARY		586,888,290	7.4%

CONSUMER STAPLES — (6.4%)
Archer-Daniels-Midland Co.	750,362	47,370,353	0.6%
Mondelez International, Inc., Class A	2,081,099	126,551,630	1.6%
Tyson Foods, Inc., Class A	405,030	31,369,574	0.4%
Walmart, Inc.	1,115,621	156,086,534	2.0%
Other Securities		148,195,276	1.8%

TOTAL CONSUMER STAPLES		509,573,367	6.4%

ENERGY — (5.8%)
Chevron Corp.	1,111,148	114,526,024	1.5%
ConocoPhillips	1,439,649	73,623,650	0.9%
Exxon Mobil Corp.	647,538	37,065,075	0.5%
Marathon Petroleum Corp.	1,004,662	55,909,440	0.7%
Phillips 66	723,574	58,544,372	0.8%
Valero Energy Corp.	605,899	44,812,290	0.6%
Other Securities		80,723,126	0.9%

TOTAL ENERGY		465,203,977	5.9%

FINANCIALS — (21.5%)
Bank of America Corp.	5,929,137	240,307,923	3.0%
* Berkshire Hathaway, Inc., Class B	269,313	74,047,609	0.9%
Capital One Financial Corp.	333,920	49,780,794	0.6%
Citigroup, Inc.	1,441,183	102,669,877	1.3%
Goldman Sachs Group, Inc. (The)	198,993	69,339,111	0.9%
JPMorgan Chase & Co.	2,223,994	342,072,517	4.3%
Morgan Stanley	1,127,557	93,079,830	1.2%
Wells Fargo & Co.	1,288,810	58,060,891	0.7%
Other Securities		680,810,568	8.6%

TOTAL FINANCIALS		1,710,169,120	21.5%

HEALTH CARE — (17.1%)
Abbott Laboratories	915,297	109,908,864	1.4%

31

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Anthem, Inc.	504,640	$191,455,370	2.4%
Cigna Corp.	285,386	71,063,968	0.9%
CVS Health Corp.	1,510,745	115,420,918	1.5%
Danaher Corp.	375,873	95,449,190	1.2%
Humana, Inc.	198,071	88,189,132	1.1%
Medtronic P.L.C.	814,175	106,591,791	1.3%
Pfizer, Inc.	3,696,959	142,887,465	1.8%
Thermo Fisher Scientific, Inc.	435,609	204,836,420	2.6%
UnitedHealth Group, Inc.	91,816	36,616,221	0.5%
Other Securities		196,049,427	2.4%

TOTAL HEALTH CARE		1,358,468,766	17.1%

INDUSTRIALS — (14.6%)
CSX Corp.	1,008,000	101,556,000	1.3%
Eaton Corp. P.L.C.	265,270	37,915,041	0.5%
FedEx Corp.	144,562	41,967,794	0.5%
Norfolk Southern Corp.	545,229	152,249,746	1.9%
Republic Services, Inc.	429,755	45,682,956	0.6%
# Southwest Airlines Co.	531,263	33,352,691	0.4%
Trane Technologies P.L.C.	213,109	37,044,737	0.5%
Union Pacific Corp.	285,676	63,445,783	0.8%
Other Securities		647,308,743	8.1%

TOTAL INDUSTRIALS		1,160,523,491	14.6%

INFORMATION TECHNOLOGY — (8.9%)
Corning, Inc.	785,955	34,747,071	0.4%
Fidelity National Information Services, Inc.	198,899	30,411,657	0.4%
Intel Corp.	4,073,898	234,371,352	3.0%
* Micron Technology, Inc.	878,203	75,586,932	1.0%
Other Securities		331,807,204	4.1%

TOTAL INFORMATION TECHNOLOGY		706,924,216	8.9%

MATERIALS — (3.6%)
Newmont Corp.	502,635	31,369,450	0.4%
Other Securities		257,172,871	3.2%

TOTAL MATERIALS		288,542,321	3.6%

REAL ESTATE — (0.3%)
Other Securities		19,783,717	0.3%

UTILITIES — (0.1%)
Other Securities		10,463,875	0.1%

TOTAL COMMON STOCKS		7,916,313,019	99.7%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		359,106	0.0%

TOTAL PREFERRED STOCKS		359,106	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,194,575,179)		7,916,672,125

32

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	15,708,256	$15,708,256	0.2%

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	2,163,601	25,032,863	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $3,235,312,754)		$7,957,413,244	100.2%

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,099,771,879	—	—	$1,099,771,879
Consumer Discretionary	586,883,182	$5,108	—	586,888,290
Consumer Staples	509,573,367	—	—	509,573,367
Energy	465,203,977	—	—	465,203,977
Financials	1,710,164,938	4,182	—	1,710,169,120
Health Care	1,358,468,766	—	—	1,358,468,766
Industrials	1,160,523,491	—	—	1,160,523,491
Information Technology	706,924,216	—	—	706,924,216
Materials	288,542,321	—	—	288,542,321
Real Estate	19,783,717	—	—	19,783,717
Utilities	10,463,875	—	—	10,463,875
Preferred Stocks
Industrials	359,106	—	—	359,106
Temporary Cash Investments	15,708,256	—	—	15,708,256
Securities Lending Collateral	—	25,032,863	—	25,032,863

TOTAL	$7,932,371,091	$25,042,153	—	$7,957,413,244

See accompanying Notes to Financial Statements.

33

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The U.S. Large Cap Value Series*	The Tax-Managed U.S. Marketwide Value Series*
ASSETS:
Investment Securities at Value (including $863,010, $319,517 and $178,583 of securities on loan, respectively)	$12,034,176	$29,000,517	$7,916,672
Temporary Cash Investments at Value & Cost	—	222,859	15,708
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $906,050, $24,662 and $25,029, respectively)	906,148	24,667	25,033
Segregated Cash for Futures Contracts	6,655	10,769	—
Foreign Currencies at Value	64,564	6	—
Cash	63,524	—	8
Receivables:
Investment Securities Sold	638	49,095	86
Dividends, Interest and Tax Reclaims	87,683	30,559	7,461
Securities Lending Income	577	44	21
Unrealized Gain on Foreign Currency Contracts	5	—	—
Prepaid Expenses and Other Assets	15	33	9

Total Assets	13,163,985	29,338,549	7,964,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	906,025	24,984	25,040
Investment Securities Purchased	—	16,835	—
Due to Advisor	2,027	2,374	1,285
Line of Credit	—	—	1
Futures Margin Variation	1,589	1,419	—
Accrued Expenses and Other Liabilities	1,075	2,338	606

Total Liabilities	910,716	47,950	26,932

NET ASSETS	$12,253,269	$29,290,599	$7,938,066

Investment Securities at Cost	$10,346,234	$16,169,332	$3,194,575

Foreign Currencies at Cost	$64,499	$6	$—

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

34

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The U.S. Large Cap Value Series#	The Tax-Managed U.S. Marketwide Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20,553, $0 and $7, respectively)	$206,872	$272,502	$68,405
Income from Securities Lending	1,619	338	371

Total Investment Income	208,491	272,840	68,776

Expenses
Investment Management Fees	11,598	13,282	7,046
Accounting & Transfer Agent Fees	244	551	148
Custodian Fees	400	114	30
Shareholders’ Reports	8	9	8
Directors’/Trustees’ Fees & Expenses	88	200	54
Professional Fees	77	154	39
Other	185	268	69

Total Expenses	12,600	14,578	7,394

Fees Paid Indirectly (Note C)	55	—	—

Net Expenses	12,545	14,578	7,394

Net Investment Income (Loss)	195,946	258,262	61,382

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	232,125	543,424	16,397
Affiliated Investment Companies Shares Sold	(32)	18	1
Futures	17,531	29,584	—
Foreign Currency Transactions	6,579	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	8,388,403	2,213,758
Affiliated Investment Companies Shares	(19)	(23)	(5)
Futures	6,615	13,286	—
Translation of Foreign Currency-Denominated Amounts	125	—	—

Net Realized and Unrealized Gain (Loss)	3,743,638	8,974,692	2,230,151

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,939,584	$9,232,954	$2,291,533

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

35

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The U.S. Large Cap Value Series		The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$195,946	$297,585	$258,262	$647,521	$61,382	$138,883
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	232,125	(566,996)	543,424	(556,816)	16,397	(86,283)
Affiliated Investment Companies Shares Sold	(32)	72	18	(345)	1	(12)
Futures	17,531	40,717	29,584	70,664	—	—
Foreign Currency Transactions	6,579	3,123	—	(1)	—	—
In-Kind Redemptions	—	—	—	32,114	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,480,714	(2,004,930)	8,388,403	(3,555,408)	2,213,758	(810,076)
Affiliated Investment Companies Shares	(19)	85	(23)	(15)	(5)	(7)
Futures	6,615	(3,281)	13,286	(5,465)	—	—
Translation of Foreign Currency-Denominated Amounts	125	1,379	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	3,939,584	(2,232,246)	9,232,954	(3,367,751)	2,291,533	(757,495)

Transactions in Interest:
Contributions	64,389	1,038,679	207,771	715,292	114,650	246,812
Withdrawals	(1,232,254)	(1,745,733)	(2,304,531)	(5,122,814)	(171,005)	(1,064,184)

Net Increase (Decrease) from Transactions in Interest	(1,167,865)	(707,054)	(2,096,760)	(4,407,522)	(56,355)	(817,372)

Total Increase (Decrease) in Net Assets	2,771,719	(2,939,300)	7,136,194	(7,775,273)	2,235,178	(1,574,867)
Net Assets
Beginning of Period	9,481,550	12,420,850	22,154,405	29,929,678	5,702,888	7,277,755

End of Period	$12,253,269	$9,481,550	$29,290,599	$22,154,405	$7,938,066	$5,702,888

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	42.76	%(B)	(18.68%)	3.60%	(8.10%)	26.53%	(0.10%)

Net Assets, End of Period (thousands)	$12,253,269		$9,481,550	$12,420,850	$12,153,340	$12,732,150	$9,729,540
Ratio of Expenses to Average Net Assets	0.22	%(D)	0.21%	0.21%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(D)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.38	%(D)	2.77%	3.92%	3.21%	3.33%	3.72%
Portfolio Turnover Rate	3	%(B)	12%	16%	20%	17%	17%

See accompanying Notes to Financial Statements.

37

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	43.04	%(B)	(11.42%)	7.15%	2.95%	24.31%	4.75%

Net Assets, End of Period (thousands)	$29,290,599		$22,154,405	$29,929,678	$29,242,795	$27,676,546	$20,916,568
Ratio of Expenses to Average Net Assets	0.11	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.94	%(D)	2.53%	2.50%	2.14%	2.19%	2.39%
Portfolio Turnover Rate	2	%(B)	4%	10%	13%	15%	15%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	40.34	%(B)	(9.34%)	8.83%	4.26%	22.61%	2.79%

Net Assets, End of Period (thousands)	$7,938,066		$5,702,888	$7,277,755	$6,829,786	$6,667,096	$5,538,404
Ratio of Expenses to Average Net Assets	0.21	%(D)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.21	%(D)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.74	%(D)	2.21%	2.20%	1.99%	2.02%	2.05%
Portfolio Turnover Rate	1	%(B)	6%	10%	5%	7%	9%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series (the “Series”), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The DFA International Value Series (the “International Series”) will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day

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at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Series’ shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on International Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

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The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2021, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 0.20% of the average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series, respectively.

Earned Income Credit:

Additionally, certain Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series’ net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
The DFA International Value Series	$55

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amounts paid by the Trust to the CCO was $16 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$373
The U.S. Large Cap Value Series	662
The Tax-Managed U.S. Marketwide Value Series	184

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Other Investment Securities
	Purchases	Sales
The DFA International Value Series	$350,642	$1,368,271
The U.S. Large Cap Value Series	611,224	2,476,600
The Tax-Managed U.S. Marketwide Value Series	77,608	80,326

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

Total	$264,011	$2,276,490	$1,634,302	$(32)	$(19)	$906,148	78,319	$277	—

The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$121,296	$817,277	$913,901	$18	$(23)	$24,667	2,132	$41	—

Total	$121,296	$817,277	$913,901	$18	$(23)	$24,667	2,132	$41	—

The Tax-Managed U.S. Marketwide Value Series
The DFA Short Term Investment Fund	$66,976	$277,005	$318,944	$1	$(5)	$25,033	2,164	$18	—

Total	$66,976	$277,005	$318,944	$1	$(5)	$25,033	2,164	$18	—

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F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,281,133	$2,624,517	$(936,477)	$1,688,040
The U.S. Large Cap Value Series	16,396,089	13,643,271	(812,080)	12,831,191
The Tax-Managed U.S. Marketwide Value Series	3,234,183	4,781,300	(59,199)	4,722,101

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Forward Currency Contracts: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Series record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by a Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
The DFA International Value Series	$—	$98,912
The U.S. Large Cap Value Series	58	171,261

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Equity Contracts *,(1)
The DFA International Value Series	$4,379	$4,379
The U.S. Large Cap Value Series	9,206	9,206

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$17,531	$17,531

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	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$29,584	$29,584

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$6,615	$6,615
The U.S. Large Cap Value Series	13,286	13,286

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
The DFA International Value Series	0.84%	$6,732	22	$3	$24,333	—
The Tax-Managed U.S. Marketwide Value Series	0.83%	2,397	5	—	3,569	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2021, that each Series’ available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$11,516	$52,530	$(1,667)
The U.S. Large Cap Value Series	197,453	302,074	88,478
The Tax-Managed U.S. Marketwide Value Series	71,578	5,672	(2,427)

J. Securities Lending:

As of April 30, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, each Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$20,559
The U.S. Large Cap Value Series	301,283
The Tax-Managed U.S. Marketwide Value Series	157,327

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next

47

business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$906,025	—	—	—	$906,025
The U.S. Large Cap Value Series
Common Stocks	24,984	—	—	—	24,984
The Tax-Managed U.S. Marketwide Value Series
Common Stocks, Preferred Stocks	25,040	—	—	—	25,040

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

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In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States

49

(the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio or series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

55

DFA043021-008S 00262275

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets Portfolio II (2)
Actual Fund Return	$1,000.00	$1,266.20	0.35%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Company
Emerging Markets Portfolio II	100.0%

3

EMERGING MARKETS PORTFOLIO II

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$87,404,944

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$87,404,944

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

4

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Emerging Markets Portfolio II
ASSETS:
Investment in Affiliated Investment Company at Value	$87,405
Receivables:
Fund Shares Sold	1,101
Prepaid Expenses and Other Assets	7

Total Assets	88,513

LIABILITIES:
Payables:
Due to Advisor	11
Accrued Expenses and Other Liabilities	31

Total Liabilities	42

NET ASSETS	$88,471

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	3,401,110

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.01

NET ASSETS CONSIST OF:
Paid-In Capital	$12,673
Total Distributable Earnings (Loss)	75,798

NET ASSETS	$88,471

(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

Emerging Markets Portfolio II*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $86)	$650
Income from Securities Lending	18
Expenses Allocated from Affiliated Investment Companies	(60)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	608

Fund Expenses
Investment Management Fees	103
Accounting & Transfer Agent Fees	4
Filing Fees	11
Shareholders’ Reports	6
Directors’/Trustees’ Fees & Expenses	1

Total Fund Expenses	125

Fees Waived, Expenses Reimbursed by Advisor (Note C)	41

Net Expenses	84

Net Investment Income (Loss)	524

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	6,562
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	10,734

Net Realized and Unrealized Gain (Loss)	17,296

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,820

**	Net of foreign capital gain taxes withheld of $4.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio II***
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$524	$1,343
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	6,562	7,123
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	10,734	(7,110)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,820	1,356

Distributions:
Institutional Class Shares	(8,261)	(7,895)
Capital Share Transactions (1):
Shares Issued	15,060	19,396
Shares Issued in Lieu of Cash Distributions	8,261	7,894
Shares Redeemed	(11,168)	(20,409)

Net Increase (Decrease) from Capital Share Transactions	12,153	6,881

Total Increase (Decrease) in Net Assets	21,712	342
Net Assets
Beginning of Period	66,759	66,417

End of Period	$88,471	$66,759

(1) Shares Issued and Redeemed:
Shares Issued	593	894
Shares Issued in Lieu of Cash Distributions	347	333
Shares Redeemed	(440)	(951)

Net Increase (Decrease) from Shares Issued and Redeemed	500	276

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $4.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio II
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$23.02		$25.30	$24.71	$28.65	$23.46	$21.80

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.47	0.69	0.63	0.49	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	5.70		0.23	1.87	(4.01)	5.22	1.85

Total from Investment Operations	5.86		0.70	2.56	(3.38)	5.71	2.33

Less Distributions:
Net Investment Income	(0.45)		(0.98)	(0.73)	(0.56)	(0.52)	(0.67)
Net Realized Gains	(2.42)		(2.00)	(1.24)	—	—	—

Total Distributions	(2.87)		(2.98)	(1.97)	(0.56)	(0.52)	(0.67)

Net Asset Value, End of Period	$26.01		$23.02	$25.30	$24.71	$28.65	$23.46

Total Return	26.62	%(B)	2.45%	11.14%	(12.03%)	25.04%	11.26%

Net Assets, End of Period (thousands)	$88,471		$66,759	$66,417	$62,862	$83,299	$83,330
Ratio of Expenses to Average Net Assets (C)	0.35	%(D)	0.36%	0.38%	0.34%	0.34%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.45	%(D)	0.46%	0.48%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets (C)	1.27	%(D)	2.12%	2.79%	2.21%	1.95%	2.25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, Emerging Markets Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The Emerging Markets Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2021, the Portfolio owned 1% of the total outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

9

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of the Portfolio’s average daily net assets. Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2021, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Net Waived Fees
Emerging Markets Portfolio II	0.25%	$41

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $8 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

10

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Emerging Markets Portfolio II	$5

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio II
2019	$1,831	$3,120	—	$4,951
2020	2,597	5,297	—	7,894

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Portfolio II	$1,238	$6,967	$58,040	$66,245

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2020, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

11

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Portfolio II	$16,416	$71,582	—	$71,582

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2021.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

H. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

I. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

J. Other:

As of April 30, 2021, one shareholder held 100% of the outstanding shares of the Portfolio. The one shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

13

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLE

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,267.60	0.14%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

14

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIO

The Emerging Markets Series

Communication Services	10.1%
Consumer Discretionary	13.8%
Consumer Staples	6.7%
Energy.	3.9%
Financials	17.7%
Health Care.	4.2%
Industrials.	6.3%
Information Technology	21.0%
Materials.	10.7%
Real Estate.	3.1%
Utilities.	2.5%

100.0%

15

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
Other Security		$1,243,246	0.0%

BRAZIL — (3.8%)
Vale SA	3,260,013	65,427,706	1.0%
Vale SA, Sponsored ADR	749,681	15,083,592	0.2%
Other Securities		170,658,094	2.6%

TOTAL BRAZIL		251,169,392	3.8%

CHILE — (0.5%)
Other Securities		35,859,027	0.5%

CHINA — (35.3%)
* Alibaba Group Holding, Ltd.	714,100	20,642,985	0.3%
* Alibaba Group Holding, Ltd., Sponsored ADR	929,746	214,724,839	3.3%
* Baidu, Inc., Sponsored ADR	137,226	28,862,745	0.5%
China Construction Bank Corp., Class H	79,728,590	62,933,091	1.0%
China Gas Holdings, Ltd.	4,891,400	17,630,845	0.3%
China Mengniu Dairy Co., Ltd.	3,231,000	17,292,625	0.3%
China Merchants Bank Co., Ltd., Class H	3,814,554	30,640,066	0.5%
China Overseas Land & Investment, Ltd.	8,252,500	20,885,888	0.3%
China Pacific Insurance Group Co., Ltd., Class H	4,918,400	17,702,635	0.3%
China Resources Land, Ltd.	5,690,666	26,644,099	0.4%
Country Garden Holdings Co., Ltd.	15,537,519	18,470,820	0.3%
CSPC Pharmaceutical Group, Ltd.	17,819,200	21,994,923	0.4%
Geely Automobile Holdings, Ltd.	10,400,000	27,088,794	0.4%
* Haier Smart Home Co., Ltd., Class H	4,744,000	20,401,456	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,806,012	0.6%
* JD.com, Inc., ADR	248,488	19,223,032	0.3%
Kweichow Moutai Co., Ltd., Class A	65,693	20,295,293	0.3%
Lenovo Group, Ltd.	19,511,278	26,659,310	0.4%
Li Ning Co., Ltd.	2,852,000	23,145,924	0.4%
Longfor Group Holdings, Ltd.	3,097,000	19,236,915	0.3%
* Meituan, Class B	1,270,300	48,619,822	0.8%
NetEase, Inc., ADR	323,449	36,245,695	0.6%
Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	63,287,642	1.0%
Shenzhou International Group Holdings, Ltd.	932,200	20,507,460	0.3%
Sino Biopharmaceutical, Ltd.	19,783,500	21,230,019	0.3%
# Sunac China Holdings, Ltd.	5,903,000	22,896,323	0.4%
Tencent Holdings, Ltd.	3,951,600	315,227,000	4.8%
* Trip.com Group, Ltd., ADR	509,607	19,915,442	0.3%
Yum China Holdings, Inc.	550,004	34,606,252	0.5%
Other Securities		1,064,625,761	15.9%

TOTAL CHINA		2,336,443,713	35.8%

COLOMBIA — (0.2%)
Other Securities		11,602,195	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		6,711,270	0.1%

16

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.1%)
Other Securities		$3,902,889	0.1%

GREECE — (0.3%)
Other Securities		17,036,058	0.3%

HUNGARY — (0.3%)
Other Securities		18,987,211	0.3%

INDIA — (10.0%)
* HDFC Bank, Ltd.	2,163,503	41,123,957	0.6%
Housing Development Finance Corp., Ltd.	698,168	22,859,571	0.4%
Infosys, Ltd.	1,828,393	33,087,583	0.5%
Infosys, Ltd., Sponsored ADR	979,927	17,717,080	0.3%
Reliance Industries, Ltd.	1,666,579	44,806,066	0.7%
Tata Consultancy Services, Ltd.	744,744	30,521,235	0.5%
Other Securities		474,685,152	7.2%

TOTAL INDIA		664,800,644	10.2%

INDONESIA — (1.4%)
Other Securities		90,243,150	1.4%

MALAYSIA — (1.5%)
Other Securities		102,550,333	1.6%

MEXICO — (2.0%)
Other Securities		131,852,917	2.0%

PERU — (0.1%)
Other Securities		6,782,762	0.1%

PHILIPPINES — (0.7%)
Other Securities		44,047,207	0.7%

POLAND — (0.7%)
Other Securities		44,772,263	0.7%

QATAR — (0.4%)
Other Securities		27,896,048	0.4%

RUSSIA — (1.1%)
Other Securities		71,183,983	1.1%

SAUDI ARABIA — (2.7%)
Al Rajhi Bank	838,186	22,068,792	0.3%
National Commercial Bank	1,437,747	21,768,879	0.3%
Other Securities		132,477,868	2.1%

TOTAL SAUDI ARABIA		176,315,539	2.7%

SOUTH AFRICA — (4.1%)
Impala Platinum Holdings, Ltd	996,296	18,616,825	0.3%
* MTN Group, Ltd.	3,916,077	24,775,887	0.4%
Naspers, Ltd., Class N	124,805	28,403,120	0.4%
Other Securities		201,256,721	3.1%

TOTAL SOUTH AFRICA		273,052,553	4.2%

17

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (13.9%)
LG Electronics, Inc.	221,804	$31,161,709	0.5%
POSCO	60,144	19,655,939	0.3%
Samsung Electronics Co., Ltd.	4,203,443	306,369,956	4.7%
Samsung Electronics Co., Ltd., GDR	1,612	2,937,175	0.1%
SK Hynix, Inc.	475,556	54,252,034	0.8%
Other Securities		504,332,505	7.7%

TOTAL SOUTH KOREA		918,709,318	14.1%

TAIWAN — (15.8%)
China Steel Corp.	12,260,932	17,159,290	0.3%
CTBC Financial Holding Co., Ltd.	23,096,175	18,796,627	0.3%
Hon Hai Precision Industry Co., Ltd.	5,816,322	23,911,166	0.4%
MediaTek, Inc.	642,995	26,955,997	0.4%
# Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,808	334,506,752	5.1%
Other Securities		622,828,126	9.5%

TOTAL TAIWAN		1,044,157,958	16.0%

THAILAND — (1.8%)
Other Securities		122,624,108	1.9%

TURKEY — (0.4%)
Other Securities		26,000,011	0.4%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		29,709,308	0.4%

TOTAL COMMON STOCKS		6,457,653,103	99.0%

PREFERRED STOCKS — (0.6%)

BRAZIL — (0.6%)
Other Securities		40,529,065	0.6%

CHILE — (0.0%)
Other Security		1,027,656	0.0%

COLOMBIA — (0.0%)
Other Securities		2,146,148	0.0%

SOUTH KOREA — (0.0%)
Other Security		29,792	0.0%

TOTAL PREFERRED STOCKS		43,732,661	0.6%

RIGHTS/WARRANTS — (0.0%)

INDIA — (0.0%)
Other Security		4,158	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,443,891,448)		6,501,389,922

18

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	10,023,659	$115,973,733	1.8%

TOTAL INVESTMENTS — (100.0%) (Cost $3,559,852,231)		$6,617,363,655	101.4%

As of April 30, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,556,400	$43,439,500	$(116,900)
S&P 500® Emini Index	160	06/18/21	33,414,557	33,395,200	(19,357)

Total Futures Contracts			$76,970,957	$76,834,700	$(136,257)

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,243,246	—	$1,243,246
Brazil	$251,169,392	—	—	251,169,392
Chile	35,859,027	—	—	35,859,027
China	470,106,697	1,866,337,016	—	2,336,443,713
Colombia	11,602,195	—	—	11,602,195
Czech Republic	—	6,711,270	—	6,711,270
Egypt	2,814	3,900,075	—	3,902,889
Greece	—	17,036,058	—	17,036,058
Hungary	—	18,987,211	—	18,987,211
India	32,868,816	631,931,828	—	664,800,644
Indonesia	278,838	89,964,312	—	90,243,150
Malaysia	—	102,550,333	—	102,550,333
Mexico	131,852,917	—	—	131,852,917
Peru	6,782,762	—	—	6,782,762
Philippines	1,865,414	42,181,793	—	44,047,207
Poland	—	44,772,263	—	44,772,263
Qatar	—	27,896,048	—	27,896,048
Russia	9,484,819	61,699,164	—	71,183,983
Saudi Arabia	—	176,315,539	—	176,315,539
South Africa	43,602,169	229,450,384	—	273,052,553
South Korea	10,612,909	908,096,409	—	918,709,318
Taiwan	6,032,458	1,038,125,500	—	1,044,157,958
Thailand	122,624,108	—	—	122,624,108
Turkey	—	26,000,011	—	26,000,011
United Arab Emirates	—	29,709,308	—	29,709,308
Preferred Stocks
Brazil	40,529,065	—	—	40,529,065
Chile	1,027,656	—	—	1,027,656
Colombia	2,146,148	—	—	2,146,148
South Korea	—	29,792	—	29,792

19

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
India	$4,158	—	—	$4,158
Securities Lending Collateral	—	$115,973,733	—	115,973,733
Futures Contracts**	(136,257)	—	—	(136,257)

TOTAL	$1,178,316,105	$5,438,911,293	—	$6,617,227,398

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The Emerging Markets Series*
ASSETS:
Investment Securities at Value (including $231,722 of securities on loan, respectively)	$6,501,390
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $115,961)	115,974
Segregated Cash for Futures Contracts	4,550
Foreign Currencies at Value	18,716
Cash	34,381
Receivables:
Investment Securities Sold	1,791
Dividends, Interest and Tax Reclaims	9,166
Securities Lending Income	301
Prepaid Expenses and Other Assets	9

Total Assets	6,686,278

LIABILITIES:
Payables:
Upon Return of Securities Loaned	115,984
Investment Securities Purchased	9,750
Due to Advisor	541
Futures Margin Variation	2,416
Deferred Taxes Payable.	31,961
Accrued Expenses and Other Liabilities	862

Total Liabilities	161,514

NET ASSETS	$6,524,764

Investment Securities at Cost	$3,443,891

Foreign Currencies at Cost	$17,502

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

21

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

The Emerging Markets Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,544)	$49,942
Income from Securities Lending	1,347

Total Investment Income	51,289

Expenses
Investment Management Fees	3,220
Accounting & Transfer Agent Fees	139
Custodian Fees	1,048
Shareholders’ Reports.	8
Directors’/Trustees’ Fees & Expenses	51
Professional Fees	82
Other	117

Total Expenses	4,665

Fees Paid Indirectly (Note C)	16

Net Expenses	4,649

Net Investment Income (Loss)	46,640

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	233,826
Affiliated Investment Companies Shares Sold	4
Futures	12,792
Foreign Currency Transactions	(261)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,186,950
Affiliated Investment Companies Shares	(10)
Futures	(173)
Translation of Foreign Currency-Denominated Amounts	11

Net Realized and Unrealized Gain (Loss)	1,433,139

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,479,779

**	Net of foreign capital gain taxes withheld of $274.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

22

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$46,640	$137,835
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	233,826	52,822
Affiliated Investment Companies Shares Sold	4	(9)
Futures	12,792	20,410
Foreign Currency Transactions	(261)	(3,976)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,186,950	21,823
Affiliated Investment Companies Shares	(10)	3
Futures	(173)	(366)
Translation of Foreign Currency-Denominated Amounts	11	(16)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,479,779	228,526

Transactions in Interest:
Contributions	56,188	607,207
Withdrawals	(735,528)	(1,145,570)

Net Increase (Decrease) from Transactions in Interest	(679,340)	(538,363)

Total Increase (Decrease) in Net Assets	800,439	(309,837)
Net Assets
Beginning of Period	5,724,325	6,034,162

End of Period	$6,524,764	$5,724,325

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $274.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163.

See accompanying Notes to Financial Statements.

23

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Total Return	26.78	%(B)	2.67%	11.40%	(11.83%)	25.26%	11.44%

Net Assets, End of Period (thousands)	$6,524,764		$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,997,731
Ratio of Expenses to Average Net Assets	0.14	%(D)	0.13%	0.14%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(D)	0.14%	0.15%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.45	%(D)	2.38%	3.04%	2.40%	2.23%	2.45%
Portfolio Turnover Rate	7	%(B)	22%	9%	12%	8%	5%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

24

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The Emerging Markets Series (the “Series”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset

25

value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series’ shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Series enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i)

26

the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

Earned Income Credit:

Additionally, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of its custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series’ net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
The Emerging Markets Series.	$16

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2021, the total related amount paid by the Trust to the CCO was $16 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

27

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The Emerging Markets Series.	$169

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Other Investment Securities
	Purchases	Sales
The Emerging Markets Series	$456,016	$1,074,844

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

Total	$86,837	$286,031	$256,888	$4	$(10)	$115,974	10,024	$39	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series.	$3,585,242	$3,249,623	$(192,123)	$3,057,500

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

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financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Forward Currency Contracts: The Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amount in thousands):

Futures*
The Emerging Markets Series.	$66,159

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2021	Equity Contracts (1)
The Emerging Markets Series	$(136)	$(136)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The Emerging Markets Series.	$12,792	$12,792

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The Emerging Markets Series	$(173)	$(173)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment

30

limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
The Emerging Markets Series	0.84%	$8,501	10	$2	$16,724	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2021.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Emerging Markets Series	$169	$2,438	$440

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J. Securities Lending:

As of April 30, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The Emerging Markets Series.	$160,432

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Emerging Markets Series
Common Stocks	$115,984	—	—	—	$115,984

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K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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O. Subsequent Event Evaluations:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.

Management has evaluated the impact of all other subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for Emerging Markets Portfolio II and The Emerging Markets Series (collectively, the “Funds”) and the sub-advisory agreements for The Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The Emerging Markets Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

39

DFA043021-011S 00262276

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Municipal Real Return Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA California Municipal Real Return Portfolio

DFA Short-Term Government Portfolio	DFA Municipal Bond Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Intermediate-Term Municipal Bond Portfolio

DFA Intermediate-Term Extended Quality Portfolio	DFA Selective State Municipal Bond Portfolio

DFA Targeted Credit Portfolio	DFA California Short-Term Municipal Bond Portfolio

DFA Global Core Plus Fixed Income Portfolio	DFA California Intermediate-Term Municipal Bond Portfolio

DFA Investment Grade Portfolio	DFA NY Municipal Bond Portfolio

DFA Diversified Fixed Income Portfolio	DFA MN Municipal Bond Portfolio

DFA LTIP Portfolio	DFA Oregon Municipal Bond Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

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CONTINUED

Page
Statement Regarding Liquidity Risk Management Program	324
Board Approval of Investment Management Agreements	326

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
SONIO/N	Sterling Overnight Index Average
TBA	To be announced
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
ETM	Escrowed to Maturity
GO	General Obligation
NATL-IBC	National Public Finance Guarantee Corporation Insurance Bond Certificate
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
SD CRED PROG	School District Credit Program
ST HGR ED INTER	Higher Education Revenue Bond Intercept Program
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
NPFGC	National Public Finance Guarantee Corp.
FGIC	Federal Guaranty Insurance Corporation
MN CRED PROG	Minnesota School District Credit Program
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

SGD	Singapore Dollars
JPY	Japanese Yen

Investment Footnotes
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
¥	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,000.20	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,000.70	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,004.40	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,002.10	0.25%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$955.00	0.20%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$995.30	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$964.20	0.12%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,004.50	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$986.50	0.22%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$1,010.70	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$993.60	0.28%	$1.38
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$983.40	0.22%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$987.60	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$954.80	0.14%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,023.30	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,029.20	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Global Core Plus Real Return Portfolio (3)
Actual Fund Return	$1,000.00	$997.00	0.30%	$0.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,041.40	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,036.40	0.27%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,001.00	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,000.00	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,002.20	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,008.80	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,002.00	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,001.70	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,002.50	0.25%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,000.50	0.32%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,000.40	0.32%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

DFA Global Core Plus Real Return Portfolio commenced operations on April 26, 2021. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (4), then divided by the number of days in the year (365) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 184 day period for the period ended April 30, 2021 to allow for comparability.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021 (and April 7, 2021 for the DFA One-Year Fixed Income Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Corporate	0.4%
Government	26.9%
Foreign Corporate	22.2%
Foreign Government	19.6%
Supranational	30.9%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Corporate	5.4%
Government	9.6%
Foreign Corporate	26.8%
Foreign Government	40.8%
Supranational.	17.4%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Corporate.	33.7%
Government	7.6%
Foreign Corporate	26.7%
Foreign Government	22.2%
Supranational.	9.8%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Corporate	6.3%
Government	24.1%
Foreign Corporate	26.8%
Foreign Government	29.8%
Supranational	13.0%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Government	2.2%
Foreign Government	86.3%
Supranational	11.5%
100.0%

DFA Short-Term Government Portfolio
Government	100.0%

100.0%

DFA Intermediate Government Fixed Income Portfolio
Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Corporate	32.4%
Government	14.0%
Foreign Corporate	23.8%
Foreign Government	15.3%
Supranational	14.5%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Corporate	79.0%
Government	6.5%
Foreign Corporate	14.1%
Foreign Government	0.4%

100.0%

DFA Targeted Credit Portfolio
Corporate	62.9%
Government	2.8%
Foreign Corporate	33.7%
Foreign Government	0.6%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Corporate	55.9%
Government	0.5%
Foreign Corporate	19.9%
Foreign Government	21.2%
Supranational.	2.5%

100.0%

DFA Investment Grade Portfolio
Corporate	43.8%
Government	48.2%
Foreign Corporate	7.8%
Foreign Government	0.2%

100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Diversified Fixed Income Portfolio
Government	19.9%
Affiliated Investment Companies	80.1%

100.0%

DFA LTIP Portfolio
Government	100.0%

100.0%

DFA Inflation-Protected Securities Portfolio
Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Corporate	40.9%
Government	8.1%
Foreign Corporate	27.3%
Foreign Government	16.0%
Supranational.	7.7%

100.0%

DFA Global Core Plus Real Return Portfolio
Corporate	55.1%
Government	4.8%
Foreign Corporate	13.6%
Foreign Government	21.8%
Supranational.	4.7%

100.0%

DFA Municipal Real Return Portfolio
Muni G.O. Local	55.0%
Muni G.O. State	18.3%
Muni Revenue	22.5%
Muni Pre-Refunded	4.2%

100.0%

DFA California Municipal Real Return Portfolio
Muni G.O. Local	45.3%
Muni G.O. State	16.8%
Muni Revenue	17.4%
Muni Pre-Refunded	20.5%

100.0%

DFA Municipal Bond Portfolio
Muni G.O. Local	59.9%
Muni G.O. State	20.1%
Muni Revenue	15.9%
Muni Pre-Refunded	4.1%

100.0%

DFA Short-Term Municipal Bond Portfolio
Corporate	0.1%
Muni G.O. Local	59.7%
Muni G.O. State	14.5%
Muni Revenue	13.0%
Muni Pre-Refunded	12.7%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	51.3%
Muni G.O. State	27.4%
Muni Revenue	17.6%
Muni Pre-Refunded	3.7%

100.0%

DFA Selective State Municipal Bond Portfolio
Muni G.O. Local	37.5%
Muni G.O. State	9.8%
Muni Revenue	51.0%
Muni Pre-Refunded	1.7%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Muni G.O. Local	50.8%
Muni G.O. State	17.2%
Muni Insured	0.4%
Muni Revenue	16.9%
Muni Pre-Refunded	14.7%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	36.5%
Muni G.O. State	19.4%
Muni Revenue	27.0%
Muni Pre-Refunded	17.1%

100.0%

DFA NY Municipal Bond Portfolio
Muni G.O. Local	65.4%
Muni G.O. State	3.9%
Muni Revenue	15.5%
Muni Pre-Refunded	15.2%

100.0%

DFA MN Municipal Bond Portfolio
Muni G.O. Local	62.1%
Muni G.O. State	15.2%
Muni Revenue	21.6%
Muni Pre-Refunded	1.1%

100.0%

DFA Oregon Municipal Bond Portfolio
Muni G.O. Local	46.0%
Muni G.O. State	14.5%
Muni Revenue.	28.5%
Muni Pre-Refunded	11.0%

100.0%

8

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (19.0%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.194%, 12/15/21	87,000	$87,014,476
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 0.691%, 02/09/22	5,110	5,129,514
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.194%, 12/15/21	151,500	151,519,559
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.251%, 09/10/21	40,750	40,773,227
Bank of Nova Scotia (The)
2.800%, 07/21/21	15,000	15,083,622
CDP Financial, Inc.
2.125%, 06/11/21	3,000	3,005,940
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r) 1.006%, 09/06/21	3,500	3,509,845
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.284%, 11/15/21	50,700	50,721,294
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.276%, 08/19/22	54,852	54,963,350
(r) 0.270%, 03/13/23	15,555	15,596,065
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r) 0.301%, 06/10/22	18,750	18,791,170
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r) 0.198%, 10/25/21	74,365	74,355,333

		Face Amount	Value†
		(000)
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)	0.184%, 01/15/22	159	$159,003
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.270%, 09/16/22	52,750	52,870,797
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.314%, 10/12/21	68,680	68,690,577
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.140%, 01/13/23	89,187	89,225,350
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.240%, 08/23/21	23,500	23,507,755
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.256%, 02/24/22	96,500	96,551,145
(r)	0.256%, 02/24/22	14,000	14,007,420
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)Ω	0.306%, 09/08/21	4,000	4,001,859
(r)	0.306%, 09/08/21	3,000	3,000,906
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.313%, 09/27/21	9,187	9,190,620

9

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.360%, 03/15/22	65,800	$65,921,072
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.254%, 12/15/21	42,200	42,216,426
(r)	0.254%, 12/15/21	115,000	115,044,764
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.192%, 11/22/21	20,000	20,000,040
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.304%, 12/13/21	12,600	12,608,714
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.00%, FRN
(r)	1.010%, 12/19/22	75,000	76,074,750
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r)	0.646%, 05/24/21	7,000	7,001,851
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r)	0.607%, 06/11/21	18,350	18,358,301
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
#(r)	0.250%, 01/06/23	14,867	14,876,489
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.427%, 06/23/21	4,105	4,106,591

TOTAL BONDS			1,257,877,825

		Face Amount	Value†
		(000)
CERTIFICATES OF DEPOSIT — (7.0%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.223%, 03/10/22	28,000	$28,002,384
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.210%, 02/11/22	35,000	35,009,830
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.326%, 05/26/21	55,000	55,008,743
(r)Ω	0.331%, 05/28/21	89,000	89,015,798
Royal Bank Of Canada, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.234%, 03/11/22	50,000	50,004,271
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)Ω	0.188%, 10/12/21	25,000	25,000,000
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)Ω	0.323%, 05/11/21	10,000	10,000,000
Toronto-Dominion Bank, Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	0.343%, 05/07/21	20,000	20,000,316
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω	0.274%, 07/15/21	60,000	60,010,794
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.211%, 02/07/22	20,000	19,996,970
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω	0.273%, 06/04/21	50,000	50,005,594

10

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.180%, 04/19/22	22,000	$21,998,934

TOTAL CERTIFICATES OF DEPOSIT			464,053,634

U.S. TREASURY OBLIGATIONS — (9.5%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r)	0.069%, 01/31/23	197,000	197,076,168
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r)	0.075%, 07/31/22	208,000	208,099,551
(r)	0.075%, 10/31/22	125,000	125,062,621
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
#(r)	0.134%, 04/30/22	104,000	104,104,557

TOTAL U.S. TREASURY OBLIGATIONS			634,342,897

TOTAL INVESTMENT SECURITIES
(Cost $2,355,416,308)			2,356,274,356

COMMERCIAL PAPER — (63.2%)
Apple, Inc.
Ω	0.040%, 05/25/21	50,000	49,997,708
Ω	0.040%, 06/03/21	50,000	49,997,214
Banque Et Caisse d’Epargne de l’Etat
	0.165%, 05/03/21	9,000	8,999,970
	0.150%, 06/10/21	5,000	4,999,596
	0.132%, 07/01/21	110,000	109,982,950
	0.142%, 07/07/21	38,000	37,993,540
	0.132%, 09/01/21	30,000	29,987,393
BNG Bank NV
Ω	0.213%, 06/08/21	99,000	98,989,811
Ω	0.218%, 06/16/21	15,000	14,997,905
Ω	0.140%, 06/09/21	40,000	39,995,689
	0.120%, 06/16/21	40,000	39,994,412
Caisse des Depots et Consignations
Ω	0.135%, 05/04/21	45,000	44,999,700
Ω	0.010%, 05/11/21	19,700	19,699,609
Ω	0.010%, 05/14/21	55,000	54,998,524
Ω	0.010%, 05/24/21	23,000	22,998,881
Ω	0.132%, 06/02/21	34,000	33,997,444

		Face Amount	Value†
		(000)
Ω	0.130%, 07/06/21	15,000	$14,997,069
Canadian Imperial Bank of Commerce
Ω	0.010%, 09/14/21	94,750	94,697,356
CDP Financial, Inc.
Ω	0.170%, 05/03/21	35,000	34,999,883
Ω	0.200%, 05/12/21	10,000	9,999,847
Ω	0.142%, 06/18/21	25,000	24,997,312
Ω	0.190%, 07/06/21	74,250	74,236,872
Ω	0.193%, 07/07/21	35,000	34,993,720
Ω	0.160%, 07/12/21	6,000	5,998,796
Ω	0.130%, 06/01/21	6,000	5,999,669
Commonwealth Bank of Australia
Ω	0.110%, 05/26/21	9,250	9,249,412
	0.120%, 05/26/21	35,000	34,997,775
DNB NOR Bank ASA
Ω	0.155%, 05/24/21	35,000	34,998,717
Ω	0.165%, 06/24/21	60,000	59,992,942
Ω	0.155%, 07/08/21	54,750	54,740,976
Ω	0.162%, 11/23/21	40,000	39,966,650
Erste Abwicklungsanstalt
Ω	0.150%, 06/01/21	11,000	10,999,198
Ω	0.010%, 05/03/21	13,000	12,999,935
	0.135%, 05/07/21	10,166	10,165,881
Ω	0.135%, 07/14/21	12,550	12,547,516
Ω	0.152%, 08/20/21	35,000	34,986,715
	0.140%, 08/20/21	43,000	42,983,679
European Investment Bank
	0.091%, 07/22/21	20,000	19,995,020
	0.101%, 07/22/21	65,000	64,983,815
	0.091%, 08/20/21	53,000	52,980,708
	0.122%, 10/18/21	33,000	32,977,428
Export Development Canada
	0.090%, 07/07/21	33,000	32,996,447
	0.091%, 07/09/21	41,000	40,995,456
	0.100%, 09/01/21	5,000	4,998,777
	0.010%, 09/02/21	46,250	46,238,437
	0.100%, 09/02/21	55,000	54,986,250
FMS Wertmanagement
Ω	0.170%, 08/04/21	45,000	44,983,200
Ω	0.122%, 05/11/21	23,000	22,999,649
Ω	0.152%, 06/23/21	26,000	25,996,256
Ω	0.160%, 08/05/21	37,000	36,986,043
Ω	0.010%, 07/21/21	13,000	12,996,091
KFW International Finance, Inc.
Ω	0.125%, 05/11/21	25,000	24,999,580
Ω	0.010%, 05/12/21	47,000	46,999,123
Ω	0.010%, 05/25/21	35,000	34,998,201
Ω	0.147%, 06/22/21	72,500	72,489,860
Kingdom of Denmark
	0.095%, 05/17/21	54,000	53,998,955
	0.100%, 05/19/21	30,000	29,999,319
	0.110%, 05/19/21	60,000	59,998,639

11

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	0.096%, 05/20/21	30,000	$29,999,283
	0.125%, 06/23/21	20,000	19,998,260
Landesbank Hessen-Thuringen
Ω	0.152%, 06/09/21	19,000	18,997,614
National Australia Bank, Ltd.
Ω	0.142%, 06/01/21	30,000	29,997,573
National Securities Clearing Corp.
Ω	0.080%, 05/06/21	32,000	31,999,787
Ω	0.071%, 06/08/21	40,750	40,746,954
Nederlandse Waterschapsbank NV
Ω	0.145%, 09/27/21	33,000	32,978,688
Nordea Bank AB
Ω	0.112%, 06/15/21	50,000	49,994,250
Ω	0.117%, 06/22/21	50,000	49,993,375
Nordea Bank Abp
Ω	0.157%, 10/26/21	65,000	64,948,289
Novartis Finance Corp.
Ω	0.070%, 05/17/21	28,350	28,349,197
NRW Bank
	0.140%, 05/07/21	26,250	26,249,745
Ω	0.010%, 05/12/21	40,000	39,999,253
Ω	0.135%, 05/18/21	40,000	39,998,800
Ω	0.127%, 05/26/21	30,000	29,998,462
Ω	0.010%, 08/03/21	60,000	59,980,684
Oesterreichische Kontrollbank AG
	0.101%, 05/10/21	40,000	39,999,511
	0.055%, 06/03/21	33,000	32,998,005
Province of Alberta
Ω	0.210%, 06/21/21	20,000	19,997,487
Ω	0.110%, 05/10/21	2,500	2,499,958
Ω	0.110%, 05/19/21	50,000	49,998,232
Ω	0.110%, 07/08/21	14,600	14,597,398
Ω	0.110%, 07/09/21	40,000	39,992,767
Ω	0.200%, 01/12/22	10,600	10,588,952
Province of British Columbia
	0.190%, 06/09/21	13,000	12,999,234
PSP Capital, Inc.
Ω	0.200%, 05/18/21	9,250	9,249,760
Ω	0.170%, 07/13/21	32,500	32,493,653
Ω	0.110%, 06/15/21	29,000	28,997,184
Ω	0.130%, 08/03/21	22,700	22,693,830
Ω	0.165%, 08/13/21	8,206	8,203,367
Ω	0.130%, 08/05/21	28,000	27,992,078
Ω	0.010%, 10/14/21	10,000	9,993,598
Ω	0.152%, 11/10/21	50,000	49,963,625
Queensland Treasury Corp.
	0.140%, 06/04/21	50,000	49,997,472

		Face Amount	Value†
		(000)
	0.150%, 06/04/21	11,250	$11,249,431
	0.140%, 06/10/21	35,000	34,997,847
	0.152%, 07/09/21	47,250	47,244,212
	0.112%, 08/16/21	20,000	19,995,080
	0.152%, 10/06/21	26,000	25,988,172
Shell International Finance BV
Ω	0.220%, 07/08/21	9,500	9,497,942
Ω	0.240%, 08/12/21	24,000	23,991,056
Ω	0.240%, 08/20/21	16,550	16,543,049
Ω	0.230%, 08/23/21	45,000	44,980,306
Ω	0.100%, 05/20/21	36,000	35,999,040
Ω	0.100%, 05/25/21	9,231	9,230,538
Skandinaviska Enskilda Banken AB
Ω	0.183%, 09/20/21	75,000	74,953,823
Ω	0.183%, 09/22/21	50,000	49,968,382
Ω	0.010%, 12/16/21	65,000	64,926,911
Svenska Handelsbanken AB
Ω	0.135%, 05/18/21	6,000	5,999,775
Ω	0.170%, 09/02/21	60,000	59,972,917
Ω	0.180%, 10/05/21	79,500	79,451,849
SwedBanK AB
	0.125%, 06/02/21	8,000	7,999,553
	0.150%, 06/11/21	75,000	74,994,400
	0.140%, 06/15/21	33,995	33,992,176
	0.175%, 09/07/21	70,000	69,967,897
Total Capital Canada, Ltd.
Ω	0.220%, 05/03/21	47,432	47,431,787
Ω	0.223%, 05/04/21	40,000	39,999,751
Ω	0.010%, 08/03/21	105,000	104,971,460

TOTAL COMMERCIAL PAPER
(Cost $4,192,325,684)			4,192,611,199

		Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	73,800,820	73,800,820

SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	751,833	8,698,702

TOTAL INVESTMENTS — (100.0%)
(Cost $6,630,241,507)			$6,631,385,077

12

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$1,257,877,825	—	$1,257,877,825
U.S. Treasury Obligations	—	634,342,897	—	634,342,897
Certificates of Deposit	—	464,053,634	—	464,053,634
Commercial Paper	—	4,192,611,199	—	4,192,611,199
Temporary Cash Investments	$73,800,820	—	—	73,800,820
Securities Lending Collateral	—	8,698,702	—	8,698,702

TOTAL	$73,800,820	$6,557,584,257	—	$6,631,385,077

See accompanying Notes to Financial Statements.

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note
(r)	1M USD LIBOR + 0.000%, FRN, 0.113%, 08/09/21		8,000	$8,001,032
Tenessee Valley Authority
	5.350%, 06/07/21	GBP	6,074	8,428,547

TOTAL AGENCY OBLIGATIONS				16,429,579

BONDS — (68.6%)
AUSTRALIA — (5.3%)
Australia & New Zealand Banking Group, Ltd. 2.950%, 07/16/21		AUD	27,700	21,459,587
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 0.750%, FRN, 0.792%, 07/16/21	AUD	1,000	771,424
(r)	3M Swap + 1.130%, FRN, 1.140%, 08/16/21	AUD	4,497	3,474,638
(r)	3M Swap + 0.820%, FRN, 0.857%, 12/06/21	AUD	2,000	1,547,233
(r)	3M Swap + 0.880%, FRN, 0.890%, 02/08/22	AUD	9,000	6,974,881
(r)	3M Swap + 1.000%, FRN, 1.037%, 03/07/22	AUD	13,540	10,508,714
(r)	3M Swap + 0.580%, FRN, 0.610%, 08/29/22	AUD	12,000	9,298,915
(r)	3M Swap + 0.770%, FRN, 0.814%, 01/18/23	AUD	17,350	13,502,342
(r)	3M Swap + 0.900%, FRN, 0.910%, 05/09/23	AUD	12,000	9,377,435
Commonwealth Bank of Australia
	2.900%, 07/12/21	AUD	6,000	4,646,415
	2.750%, 08/16/21	AUD	10,500	8,148,473

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Commonwealth Bank of Australia, Floating Rate Note
(r)	3M Swap + 0.730%, FRN, 0.740%, 08/16/21	AUD	2,000	$1,543,535
(r)	3M USD LIBOR + 0.830%, FRN, 1.006%, 09/06/21		6,626	6,644,639
(r)	3M Swap + 0.880%, FRN, 0.920%, 07/25/22	AUD	17,500	13,608,041
National Australia Bank, Ltd.
	0.875%, 01/20/22	EUR	700	849,805
National Australia Bank, Ltd., Floating Rate Note
(r)Ω	3M Swap + 1.170%, FRN, 1.180%, 05/12/21	AUD	5,000	3,852,671
(r)	3M Swap + 1.050%, FRN, 1.090%, 10/21/21	AUD	1,500	1,160,677
(r)	3M USD LIBOR + 0.710%, FRN, 0.886%, 11/04/21		2,507	2,515,480
(r)	3M Swap + 0.900%, FRN, 0.935%, 07/05/22	AUD	6,000	4,664,190
(r)	3M Swap + 0.800%, FRN, 0.811%, 02/10/23	AUD	47,626	37,089,877
(r)	3M Swap + 0.090%, FRN, 0.910%, 05/16/23	AUD	2,000	1,562,795
(r)	3M Swap + 0.950%, FRN, 0.960%, 09/26/23	AUD	49,500	38,769,361
Queensland Treasury Corp.
	5.500%, 06/21/21	AUD	45,000	34,913,877
South Australian Government Financing Authority
	5.000%, 05/20/21	AUD	3,534	2,728,380
Western Australian Treasury Corp.
	7.000%, 07/15/21	AUD	40,000	31,239,657

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Westpac Banking Corp., Floating Rate Note
(r) 3M Swap + 1.110%, FRN, 1.120%, 02/07/22	AUD	7,800	$6,054,699
(r) 3M Swap + 0.620%, FRN, 0.630%, 05/16/22	AUD	14,100	10,917,517
(r) 3M Swap + 0.810%, FRN, 0.852%, 10/27/22	AUD	5,000	3,888,759

TOTAL AUSTRALIA			291,714,017

BELGIUM — (0.2%)
Dexia Credit Local SA
0.875%, 09/07/21	GBP	9,000	12,457,561
1.125%, 06/15/22	GBP	400	557,898

TOTAL BELGIUM			13,015,459

CANADA — (19.0%)
Alberta, Province of Canada
1.000%, 11/15/21	GBP	1,000	1,386,574
Bank of Montreal
1.610%, 10/28/21	CAD	7,500	6,141,866
0.250%, 11/17/21	EUR	28,000	33,800,133
2.270%, 07/11/22	CAD	20,000	16,629,053
2.890%, 06/20/23	CAD	10,000	8,508,888
Bank of Montreal, Floating Rate Note
(r) 3M Swap + 0.770%, FRN, 0.807%, 09/07/21	AUD	9,500	7,335,221
(r) 3M EURIBOR +
0.500%, FRN, 0.000%, 09/28/21	EUR	31,319	37,732,178
(r) 3M EURIBOR + 0.500%, FRN, 0.000%, 03/14/22	EUR	1,500	1,810,768
(r) 3M Swap + 0.920%, FRN, 0.955%, 10/06/22	AUD	11,570	8,997,622
Bank of Nova Scotia (The)
2.873%, 06/04/21	CAD	15,000	12,231,502
1.900%, 12/02/21	CAD	33,700	27,677,511
0.375%, 04/06/22	EUR	2,000	2,422,398
1.830%, 04/27/22	CAD	35,000	28,882,439
1.250%, 06/08/22	GBP	1,000	1,394,484

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	Bank of Nova Scotia (The), Floating Rate Note, 3M GBP LIBOR + 0.380%, FRN
(r)	0.459%, 06/11/21	GBP	4,300	$5,940,544
	Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.160%, FRN
(r)Ω	0.598%, 03/15/22	CAD	157,000	128,191,653
	Canadian Government Bond
	2.250%, 03/01/24	CAD	25,000	21,380,019
	0.250%, 04/01/24	CAD	20,000	16,157,995
	Canadian Imperial Bank of Commerce
	2.900%, 09/14/21	CAD	73,000	59,959,598
	2.040%, 03/21/22	CAD	40,000	33,023,797
	2.300%, 07/11/22	CAD	10,000	8,316,804
	Export Development Canada
	2.400%, 06/07/21	AUD	15,000	11,580,105
	Export Development Canada, Floating Rate Note, 3M GBP LIBOR + 0.080%, FRN
(r)	0.136%, 11/15/21	GBP	5,000	6,904,474
	Manitoba, Province of Canada
	3.850%, 12/01/21	CAD	15,000	12,457,267
	Province of Alberta Canada
	1.350%, 09/01/21	CAD	55,000	44,915,511
	Province of British Columbia Canada
	3.300%, 12/18/23	CAD	5,000	4,358,256
	Province of Manitoba Canada
	1.550%, 09/05/21	CAD	19,030	15,553,307
	0.750%, 12/15/21	GBP	12,760	17,673,860
	Province of Nova Scotia Canada, Floating Rate Note, 3M CDOR + 0.110%, FRN
(r)	0.548%, 11/09/22	CAD	7,589	6,202,278
	Province of Ontario Canada, Floating Rate Note
(r)	3M CDOR + 0.150%, FRN, 0.585%, 06/27/22	CAD	96,300	78,703,303
(r)	3M CDOR + 0.050%, FRN, 0.488%, 08/21/23	CAD	59,200	48,440,786
	Province of Quebec Canada
	4.250%, 12/01/21	CAD	15,000	12,489,241
	2.250%, 02/22/24	CAD	42,000	35,733,572

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.415%, FRN
(r) 0.850%, 04/19/22	CAD	10,000	$8,188,748
PSP Capital, Inc.
2.090%, 11/22/23	CAD	13,000	10,975,886
Royal Bank of Canada
1.650%, 07/15/21	CAD	32,660	26,648,530
1.583%, 09/13/21	CAD	15,000	12,262,132
1.968%, 03/02/22	CAD	31,400	25,890,215
2.000%, 03/21/22	CAD	39,200	32,355,667
2.949%, 05/01/23	CAD	5,000	4,249,644
2.333%, 12/05/23	CAD	76,000	64,239,060
Toronto-Dominion Bank (The)
1.994%, 03/23/22	CAD	15,000	12,381,117
2.850%, 03/08/24	CAD	109,000	93,355,221

TOTAL CANADA			1,053,479,227

FINLAND — (1.9%)
Finland T-Bill
(0.294%), 05/11/21	EUR	47,500	57,115,521
Nordea Bank Abp, Floating Rate Note
(r) 3M EURIBOR + 0.500%, FRN, 0.000%, 09/27/21	EUR	5,700	6,867,214
(r) 3M EURIBOR + 0.500%, FRN, 0.000%, 02/07/22	EUR	20,445	24,673,152
OP Corporate Bank P.L.C., Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r) 0.208%, 06/13/22	EUR	11,900	14,419,222

TOTAL FINLAND			103,075,109

FRANCE — (2.7%)
Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.296%, 06/07/21		9,400	9,401,529
Bpifrance SACA
0.750%, 10/25/21	EUR	12,600	15,240,872
Sanofi
0.875%, 09/22/21	EUR	16,300	19,630,571
1.125%, 03/10/22	EUR	1,000	1,213,289
0.000%, 03/21/22	EUR	4,400	5,306,921
0.000%, 09/13/22	EUR	9,800	11,829,646
SNCF Reseau
0.100%, 05/27/21	EUR	15,800	18,998,204

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
5.500%, 12/01/21	GBP	32,992	$46,923,659
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	2,500	3,045,563
Total Capital International SA
2.125%, 11/19/21	EUR	16,800	20,478,543

TOTAL FRANCE			152,068,797

GERMANY — (7.2%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	3,600	4,461,612
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,452	1,751,294
4.375%, 09/23/21	EUR	6,403	7,842,989
FMS Wertmanagement, Floating Rate Note, SONIO/N + 0.280%, FRN
(r) 0.330%, 01/14/22	GBP	20,000	27,663,030
Kreditanstalt fuer Wiederaufbau
6.250%, 05/19/21	AUD	4,000	3,089,266
5.550%, 06/07/21	GBP	5,000	6,938,531
1.000%, 10/12/21	NOK	142,850	17,214,420
0.125%, 06/03/22	SEK	126,000	14,910,633
1.250%, 08/28/23	NOK	745,000	90,451,449
1.625%, 04/03/24	NOK	35,000	4,284,624
Land Baden-Wuerttemberg, Floating Rate Note
(r) 6M EURIBOR + 0.700%, FRN, 0.168%, 07/19/21	EUR	3,856	4,643,097
(r) 6M EURIBOR + 0.700%, FRN, 0.168%, 01/23/23	EUR	5,000	6,088,415
(r) 3M EURIBOR + 0.900%, FRN, 0.355%, 10/12/23	EUR	7,000	8,604,494
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.125%, 05/17/21	GBP	875	1,208,807
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.313%, 09/27/21		76,000	76,029,944
Landwirtschaftliche Rentenbank, Floating Rate Note, 3M USD LIBOR + 0.250%, FRN
(r) 0.434%, 06/03/21		6,728	6,729,749

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	NRW Bank
	0.000%, 02/01/22	EUR	2,000	$2,414,127
	State of Brandenburg, Floating Rate Note, 3M EURIBOR + 0.400%, FRN
(r)	0.000%, 11/28/22	EUR	4,000	4,850,106
	State of Hesse
	0.000%, 06/10/21	EUR	5,000	6,014,615
	State of North Rhine-Westphalia Germany
	2.000%, 09/15/21	EUR	6,465	7,846,119
	State of North Rhine-Westphalia Germany, Floating Rate Note, 3M GBP LIBOR + 0.060%, FRN
(r)	0.145%, 10/29/21	GBP	71,900	99,278,290

	TOTAL GERMANY			402,315,611

	JAPAN — (1.0%)
	Toyota Motor Credit Corp.
	0.000%, 07/21/21	EUR	2,844	3,422,358
	1.000%, 09/10/21	EUR	9,914	11,979,342
	0.750%, 07/21/22	EUR	17,419	21,218,672
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	15,692	18,952,861

	TOTAL JAPAN			55,573,233

	NETHERLANDS — (2.4%)
	BNG Bank NV
	1.125%, 05/24/21	GBP	5,403	7,465,691
	5.375%, 06/07/21	GBP	3,629	5,035,184
	Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	8,189	9,872,513
	2.250%, 03/23/22	GBP	1,445	2,030,260
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.310%, 01/12/24		23,300	23,315,705
Nederlandse Waterschapsbank NV, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.070%, FRN, 0.254%, 12/15/21		50,000	50,019,462
(r)	3M USD LIBOR + 0.070%, FRN, 0.254%, 12/15/21		23,000	23,008,953
	Shell International Finance BV
	1.875%, 05/10/21		2,909	2,909,820
	1.250%, 03/15/22	EUR	2,882	3,514,397

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	1.000%, 04/06/22	EUR	2,836	$3,453,298

	TOTAL NETHERLANDS			130,625,283

	NEW ZEALAND — (0.4%)
New Zealand Government Bond
	6.000%, 05/15/21	NZD	24,000	17,204,312
	6.000%, 05/15/21	NZD	8,500	6,093,194

	TOTAL NEW ZEALAND			23,297,506

	NORWAY — (5.2%)
	DNB Bank ASA, Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r)	0.211%, 07/25/22	EUR	400	484,991
	Equinor ASA
	0.875%, 02/17/23	EUR	4,758	5,824,448
	Kommunalbanken A.S.
	1.500%, 04/19/22	NOK	100,000	12,126,742
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.256%, 02/24/22		100,000	100,053,000
	Norway Government Bond
Ω	3.000%, 03/14/24	NOK	1,312,000	167,896,281

	TOTAL NORWAY			286,385,462

	SINGAPORE — (2.2%)
	DBS Bank, Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.667%, 09/13/22	AUD	2,000	1,550,119
Monetary Authority of Singapore Bill
	0.417%, 05/07/21	SGD	65,000	48,843,073
	0.300%, 05/28/21	SGD	65,000	48,834,636
	Singapore Government Bond
	2.000%, 02/01/24	SGD	19,500	15,226,338
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,415,873
	United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.570%, 07/25/22	AUD	9,000	6,962,804

	TOTAL SINGAPORE			123,832,843

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.8%)
	African Development Bank
	5.250%, 03/23/22	AUD	13,000	10,464,238

17

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.194%, 12/15/21		50,000	$50,008,320
Asian Development Bank, Floating Rate Note
(r)	SOFR + 0.240%, FRN, 0.251%, 09/10/21		5,500	5,503,135
(r)	3M USD LIBOR + 0.010%, FRN, 0.194%, 12/15/21		144,000	144,018,590
(r)	SONIO/N + 0.260%, FRN, 0.310%, 02/01/22	GBP	5,000	6,914,984
EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,538,289
EUROFIMA, Floating Rate Note
(r)	3M USD LIBOR + 0.090%, FRN, 0.284%, 11/15/21		27,500	27,511,550
(r)	3M USD LIBOR + 0.100%, FRN, 0.277%, 03/11/22		5,285	5,288,065
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SOFR + 0.260%, FRN, 0.276%, 08/19/22		33,957	34,025,933
(r)	SOFR + 0.260%, FRN, 0.270%, 03/13/23		28,900	28,976,296
European Investment Bank
	1.000%, 05/25/21	NOK	140,400	16,873,739
Ω	2.250%, 07/30/21	CAD	15,000	12,262,987
	2.250%, 07/30/21	CAD	10,000	8,178,985
	4.250%, 12/07/21	GBP	1,674	2,367,824
	1.500%, 05/12/22	NOK	225,000	27,320,741
	1.500%, 01/26/24	NOK	139,830	17,062,485
European Investment Bank, Floating Rate Note
(r)	3M GBP LIBOR + 0.200%, FRN, 0.260%, 05/21/21	GBP	26,000	35,910,519
(r)	SONIO/N + 0.280%, FRN, 0.330%, 01/10/22	GBP	27,947	38,659,720
European Stability Mechanism Treasury Bill
	(0.596%), 07/15/21	EUR	1,303	1,568,319
	(0.591%), 08/12/21	EUR	5,075	6,111,093

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	(0.583%), 09/23/21	EUR	22,000	$26,508,885
Inter-American Development Bank, Floating Rate Note
(r)	3M USD LIBOR - 0.020%, FRN, 0.198%, 10/25/21		50,000	49,993,500
(r)	3M USD LIBOR + 0.000%, FRN, 0.184%, 01/15/22		159	159,003
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.314%, 10/12/21		72,750	72,761,203
International Bank for Reconstruction & Development
	2.200%, 01/18/22	CAD	40,000	32,985,071
	2.500%, 01/24/24	NZD	35,000	26,252,435
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.140%, 01/13/23		15,000	15,006,450
International Finance Corp., Floating Rate Note
(r)	1M USD LIBOR + 0.130%, FRN, 0.240%, 08/23/21		21,000	21,006,930
(r)	3M USD LIBOR + 0.18%, FRN, 0.364%, 12/15/21		15,000	15,016,950
(r)	SONIO/N + 0.250%, FRN, 0.300%, 01/18/22	GBP	15,000	20,743,212

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				767,999,451

SWEDEN — (3.5%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	720,000	85,369,386
Skandinaviska Enskilda Banken AB
	0.750%, 08/24/21	EUR	3,150	3,801,621
Svensk Exportkredit AB, Floating Rate Note
(r)	3M USD LIBOR + 0.120%, FRN, 0.304%, 12/13/21		26,050	26,068,016

18

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	SWEDEN — (Continued)
(r)	SOFR + 1.00%, FRN, 1.010%, 12/19/22		44,000	$44,630,520
(r)	SOFR + 1.000%, FRN, 1.013%, 05/25/23		25,000	25,432,250
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	7,000	8,466,579

	TOTAL SWEDEN			193,768,372

	SWITZERLAND — (0.2%)
	Nestle Finance International, Ltd.
Ω	0.750%, 11/08/21	EUR	2,356	2,849,722
	Novartis Finance SA
	0.750%, 11/09/21	EUR	5,500	6,651,716

	TOTAL SWITZERLAND			9,501,438

	UNITED STATES — (3.6%)
	3M Co.
	1.875%, 11/15/21	EUR	1,400	1,703,781
	0.375%, 02/15/22	EUR	2,000	2,414,060
	Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	0.691%, 02/09/22		4,000	4,015,275
	Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.530%, FRN
#(r)	0.724%, 11/15/21		6,000	6,013,643
	Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	36,660,873
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	46,986	56,657,804
	Microsoft Corp.
	2.125%, 12/06/21	EUR	10,406	12,621,829
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,190	15,934,107
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	20,124	24,493,788
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r)	0.319%, 08/13/21		15,094	15,097,440
	Walmart, Inc.
	1.900%, 04/08/22	EUR	500	610,755

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.427%, 06/23/21	25,925	$25,935,049

TOTAL UNITED STATES			202,158,404

TOTAL BONDS			3,808,810,212

U.S. TREASURY OBLIGATIONS — (7.4%)
U.S. Treasury Notes
	0.250%, 03/15/24	210,000	209,639,062
	2.125%, 03/31/24	70,000	73,650,391
	0.375%, 04/15/24	25,000	25,031,250
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.114%, FRN, 0.134%, 04/30/22	101,000	101,101,540

TOTAL U.S. TREASURY OBLIGATIONS			409,422,243

CERTIFICATES OF DEPOSIT — (3.2%)
AUSTRALIA — (1.3%)
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.326%, 05/26/21	50,000	50,007,949
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.211%, 02/07/22	25,000	24,996,212

TOTAL AUSTRALIA			75,004,161

CANADA — (0.8%)
Toronto-Dominion Bank, Floating Rate Note
(r)	3M USD LIBOR + 0.150%, FRN, 0.343%, 05/07/21	45,000	45,000,712

SWEDEN — (1.1%)
Svenska Handelsbanken AB, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.120%, FRN, 0.323%, 05/11/21	10,000	10,000,000

19

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWEDEN — (Continued)
(r)Ω	3M USD LIBOR + 0.000%, FRN, 0.188%, 10/12/21	50,000	$49,999,999

TOTAL SWEDEN			59,999,999

TOTAL CERTIFICATES OF DEPOSIT			180,004,872

TOTAL INVESTMENT SECURITIES (Cost $4,269,520,137)			4,414,666,906

COMMERCIAL PAPER — (20.5%)
Banque Et Caisse d’Epargne de l’Etat
	0.160%, 05/03/21	25,000	24,999,917
	0.142%, 07/07/21	60,000	59,989,800
	0.130%, 08/16/21	50,000	49,983,800
BNG Bank NV
Ω	0.110%, 05/03/21	75,000	74,999,625
Ω	0.090%, 05/10/21	14,000	13,999,751
Ω	0.090%, 05/21/21	35,000	34,998,489
Ω	0.145%, 06/09/21	25,000	24,997,306
Caisse des Depots et Consignations
Ω	0.010%, 05/14/21	60,000	59,998,390
Ω	0.142%, 05/18/21	20,000	19,999,300
Ω	0.142%, 05/19/21	25,000	24,999,077
Ω	0.120%, 07/22/21	35,000	34,990,720
Corpoerative Centrale
	0.200%, 05/14/21	10,645	10,644,739
DNB Bank ASA
Ω	0.193%, 06/30/21	26,000	25,996,432
Erste Abwicklungsanstalt
Ω	0.150%, 06/01/21	20,000	19,998,542
Exxon Mobil Corp.
	0.200%, 05/24/21	19,000	18,999,367
FMS Wertmanagement
Ω	0.140%, 05/06/21	25,000	24,999,792
Ω	0.120%, 05/13/21	40,000	39,999,278

		Face Amount^	Value†
		(000)
Ω	0.120%, 07/15/21	40,000	$39,989,360
Kingdom of Denmark
	0.115%, 05/04/21	25,000	24,999,917
	0.070%, 05/19/21	19,013	19,012,569
	0.115%, 06/01/21	25,000	24,998,867
National Australia Bank, Ltd.
Ω	0.112%, 07/27/21	20,000	19,995,551
Nederlandse Waterschapsbank NV
Ω	0.110%, 05/04/21	50,000	49,999,633
Ω	0.130%, 07/13/21	35,000	34,990,719
Nordea Bank Abp
Ω	0.130%, 05/14/21	9,300	9,299,750
NRW Bank
Ω	0.142%, 05/04/21	25,000	24,999,861
Ω	0.135%, 05/19/21	25,000	24,999,208
Queensland Treasury Corp.
	0.140%, 06/04/21	35,000	34,998,230
Skandinaviska Enskilda Banken AG
Ω	0.240%, 05/03/21	12,500	12,499,917
Ω	0.140%, 05/18/21	10,000	9,999,600
Ω	0.193%, 10/28/21	55,000	54,952,990
Ω	0.193%, 11/01/21	55,000	54,951,951
Total Capital Canada, Ltd.
Ω	0.220%, 05/06/21	50,000	49,999,509
Ω	0.140%, 05/10/21	35,000	34,999,455
Westpac Banking Corp.
Ω	0.142%, 05/19/21	50,000	49,997,361

TOTAL COMMERCIAL PAPER (Cost $1,140,236,436)			1,140,278,773

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	11,873	137,370

TOTAL INVESTMENTS — (100.0%) (Cost $5,409,893,931)			$5,555,083,049

As of April 30, 2021, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	50,840,159	NZD	70,615,637	Citibank, N.A.	05/07/21	$308,526
CAD	25,125,598	USD	20,092,368	Citibank, N.A.	05/07/21	349,169

20

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	25,497,167	USD	20,213,823	JP Morgan	05/07/21	$530,012
USD	4,135,459	GBP	2,967,561	State Street Bank and Trust	05/14/21	37,035
CAD	15,216,780	USD	12,138,794	Barclays Capital	05/17/21	241,404
USD	1,237,917	GBP	888,539	Citibank, N.A.	05/18/21	10,768
USD	65,368,571	GBP	47,282,965	State Street Bank and Trust	05/18/21	66,746
USD	78,235,863	GBP	56,562,683	UBS AG	05/20/21	117,647
AUD	8,598,200	USD	6,553,525	Bank of America Corp.	05/21/21	70,594
USD	49,005,683	SGD	64,993,787	Citibank, N.A.	05/28/21	169,783
USD	36,389,429	EUR	30,219,785	State Street Bank and Trust	05/28/21	40,668
USD	19,018,140	AUD	24,554,385	State Street Bank and Trust	06/02/21	100,149
USD	104,389,454	EUR	86,666,559	State Street Bank and Trust	06/03/21	133,407
USD	19,026,953	SEK	160,879,937	Morgan Stanley and Co. International	06/04/21	17,827
USD	4,670,514	GBP	3,359,514	State Street Bank and Trust	06/07/21	30,556
USD	67,137,930	GBP	48,012,662	UBS AG	06/07/21	825,745
CAD	66,712,088	USD	53,760,301	Bank of America Corp.	06/08/21	518,503
USD	113,206,083	CAD	139,056,420	Citibank, N.A.	06/14/21	64,083
USD	104,279,431	AUD	133,708,600	State Street Bank and Trust	06/15/21	1,257,228
SGD	24,989,733	USD	18,631,277	State Street Bank and Trust	06/25/21	144,043
USD	79,048,244	GBP	56,637,223	State Street Bank and Trust	06/30/21	817,150
USD	13,135,704	EUR	10,819,873	Royal Bank of Canada	07/08/21	110,100
USD	9,811,547	EUR	8,105,101	State Street Bank and Trust	07/08/21	54,146

Total Appreciation						$6,015,289
USD	111,024,039	CAD	138,702,488	Citibank, N.A.	05/03/21	$(1,820,193)
CAD	138,702,488	USD	112,911,383	Citibank, N.A.	05/03/21	(67,151)
USD	101,648,083	AUD	133,502,921	State Street Bank and Trust	05/03/21	(1,195,912)
AUD	133,502,921	USD	104,098,903	State Street Bank and Trust	05/03/21	(1,254,908)
USD	77,842,530	GBP	56,523,413	State Street Bank and Trust	05/04/21	(219,103)
GBP	56,523,413	USD	78,879,553	State Street Bank and Trust	05/04/21	(817,921)
USD	135,013,083	NOK	1,142,799,745	Bank of America Corp.	05/05/21	(2,276,910)
USD	100,768,519	CAD	125,599,887	Bank of America Corp.	05/07/21	(1,416,301)
USD	16,781,496	CAD	21,016,337	HSBC Bank	05/07/21	(316,852)
USD	20,827,095	CAD	26,026,381	JP Morgan	05/07/21	(347,296)
USD	16,239,184	CAD	20,270,459	State Street Bank and Trust	05/07/21	(252,337)
USD	102,299,898	CAD	127,618,867	Bank of America Corp.	05/11/21	(1,528,085)
USD	113,530,698	CAD	142,762,105	Citibank, N.A.	05/12/21	(2,617,736)
USD	115,633,438	CAD	144,998,874	State Street Bank and Trust	05/13/21	(2,335,026)
USD	64,276,612	GBP	46,905,245	HSBC Bank	05/14/21	(503,045)
USD	116,413,825	CAD	146,916,657	Bank of America Corp.	05/17/21	(3,115,886)
USD	1,314,237	EUR	1,093,713	Citibank, N.A.	05/17/21	(1,010)
USD	156,139,726	EUR	756,531,649	State Street Bank and Trust	05/17/21	(1,493,486)
USD	106,929,046	CAD	134,624,535	Bank of America Corp.	05/18/21	(2,600,158)
USD	77,190,662	NOK	661,363,880	Citibank, N.A.	05/19/21	(2,263,963)
USD	113,496,983	AUD	148,884,293	Citibank, N.A.	05/20/21	(1,204,056)
GBP	5,725,383	USD	6,295,486	Citibank, N.A.	05/20/21	(14,759)
USD	77,227,698	NOK	661,400,874	Morgan Stanley and Co. International	05/20/21	(2,231,487)
USD	113,929,710	AUD	150,412,047	Citibank, N.A.	05/21/21	(1,948,881)
USD	84,280,575	CAD	106,039,738	Bank of America Corp.	05/26/21	(1,993,721)
USD	20,968,692	CAD	26,341,057	State Street Bank and Trust	05/26/21	(462,483)
USD	92,387,114	EUR	77,219,459	State Street Bank and Trust	05/27/21	(491,648)
SGD	29,985,666	USD	22,540,106	Citibank, N.A.	05/28/21	(9,075)
USD	54,940,318	EUR	45,810,073	State Street Bank and Trust	05/28/21	(160,649)
USD	123,441,362	EUR	103,059,894	Bank of America Corp.	06/02/21	(532,695)
AUD	12,225,436	USD	9,459,478	Bank of America Corp.	06/02/21	(40,358)
USD	7,698,972	NOK	64,087,772	Bank of America Corp.	06/04/21	(554)

21

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	51,489,177	NOK	430,146,103	State Street Bank and Trust	06/04/21	$(188,715)
USD	116,095,279	CAD	145,177,913	Bank of America Corp.	06/08/21	(2,025,495)
USD	19,438,354	CAD	23,942,005	Citibank, N.A.	06/08/21	(41,525)
USD	55,903,207	SGD	75,349,137	ANZ Securities	06/25/21	(708,207)
USD	48,550,746	SGD	65,031,768	State Street Bank and Trust	06/25/21	(309,008)
EUR	35,904,786	USD	43,467,217	Citibank, N.A.	07/08/21	(242,907)
USD	74,949,002	EUR	62,982,799	State Street Bank and Trust	07/08/21	(873,425)
USD	84,710,146	EUR	70,424,741	State Street Bank and Trust	07/20/21	(92,308)

Total (Depreciation)						$(40,015,235)

Total Appreciation (Depreciation)						$(33,999,946)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$16,429,579	—	$16,429,579
Bonds
Australia	—	291,714,017	—	291,714,017
Belgium	—	13,015,459	—	13,015,459
Canada	—	1,053,479,227	—	1,053,479,227
Finland	—	103,075,109	—	103,075,109
France	—	152,068,797	—	152,068,797
Germany	—	402,315,611	—	402,315,611
Japan	—	55,573,233	—	55,573,233
Netherlands	—	130,625,283	—	130,625,283
New Zealand	—	23,297,506	—	23,297,506
Norway	—	286,385,462	—	286,385,462
Singapore	—	123,832,843	—	123,832,843
Supranational Organization Obligations	—	767,999,451	—	767,999,451
Sweden	—	193,768,372	—	193,768,372
Switzerland	—	9,501,438	—	9,501,438
United States	—	202,158,404	—	202,158,404
U.S. Treasury Obligations	—	409,422,243	—	409,422,243
Certificates of Deposit
Australia	—	75,004,161	—	75,004,161
Canada	—	45,000,712	—	45,000,712
Sweden	—	59,999,999	—	59,999,999
Commercial Paper	—	1,140,278,773	—	1,140,278,773
Securities Lending Collateral	—	137,370	—	137,370
Forward Currency Contracts**	—	(33,999,946)	—	(33,999,946)

TOTAL	—	$5,521,083,103	—	$5,521,083,103

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (92.3%)
AUSTRALIA — (7.2%)
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	2,000	$2,427,582
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 0.750%, FRN, 0.792%, 07/16/21	AUD	2,500	1,928,560
(r)	3M Swap + 1.130%, FRN, 1.140%, 08/16/21	AUD	1,000	772,657
(r)	3M Swap + 1.030%, FRN, 1.067%, 12/06/23	AUD	500	393,224
(r)	3M Swap + 0.760%, FRN, 0.802%, 01/16/25	AUD	9,700	7,579,390
Australia Government Bond
	0.250%, 11/21/25	AUD	22,600	17,125,557
Commonwealth Bank of Australia
	3.250%, 01/17/22	AUD	1,500	1,180,184
	0.500%, 07/11/22	EUR	5,725	6,960,036
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.940%, 08/16/23	AUD	2,000	1,566,303
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	483	589,708
Glencore Funding LLC
Ω	4.625%, 04/29/24		1,200	1,325,778
Glencore Funding, LLC
Ω	4.125%, 03/12/24		825	892,927
National Australia Bank, Ltd.
	0.350%, 09/07/22	EUR	1,500	1,821,617
National Australia Bank, Ltd., Floating Rate Note
(r)	3M USD LIBOR + 0.710%, FRN, 0.886%, 11/04/21		3,245	3,255,977
(r)	3M Swap + 1.040%, FRN, 1.070%, 02/26/24	AUD	4,000	3,146,873
(r)	3M Swap + 0.920%, FRN, 0.949%, 06/19/24	AUD	2,000	1,570,872

			Face Amount^	Value†
			(000)
	AUSTRALIA — (Continued)
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	7,760	$6,063,781
	Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	3,046,910
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	8,500	10,271,853
Westpac Banking Corp., Floating Rate Note
(r)	3M USD LIBOR + 0.850%, FRN, 1.031%, 08/19/21		540	541,295
(r)	3M Swap + 0.880%, FRN, 0.890%, 08/16/24	AUD	17,200	13,500,807

	TOTAL AUSTRALIA			85,961,891

	AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.500%, 02/02/26		300	294,104

	BELGIUM — (2.5%)
	Dexia Credit Local S.A.
Ω	1.125%, 04/09/26		300	301,319
	Dexia Credit Local SA
	0.250%, 06/02/22	EUR	2,000	2,424,909
	1.125%, 06/15/22	GBP	2,000	2,789,488
	0.750%, 01/25/23	EUR	6,000	7,369,309
	0.250%, 06/01/23	EUR	12,900	15,745,161
	Euroclear Bank SA
	0.250%, 09/07/22	EUR	1,404	1,701,523

	TOTAL BELGIUM			30,331,709

	CANADA — (14.3%)
	Bank of Montreal
	0.250%, 11/17/21	EUR	1,500	1,810,721
Bank of Montreal, Floating Rate Note
(r)	3M Swap + 0.770%, FRN, 0.807%, 09/07/21	AUD	2,800	2,161,960
(r)	3M EURIBOR + 0.500%, FRN, 0.000%, 09/28/21	EUR	1,000	1,204,770
(r)	3M Swap + 0.990%, FRN, 1.027%, 09/07/23	AUD	4,250	3,324,410

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	4,000	$3,285,165
	1.050%, 03/02/26		5,600	5,540,791
Canada Housing Trust No 1,
Floating Rate Note
(r)Ω	3M CDOR + 0.000%, FRN, 0.438%, 03/15/23	CAD	9,000	7,355,302
(r)Ω	3M CDOR - 0.050%, FRN, 0.388%, 03/15/24	CAD	4,000	3,271,265
(r)Ω	3M CDOR - 0.040%, FRN, 0.398%, 03/15/25	CAD	30,500	24,983,375
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	6,750	8,277,716
	0.375%, 05/03/24	EUR	1,740	2,119,808
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		2,000	2,074,743
	3.900%, 02/01/25		1,110	1,203,585
Enbridge, Inc.
	4.000%, 10/01/23		3,000	3,211,262
Export Development Canada, Floating Rate Note
(r)	3M GBP LIBOR + 0.080%, FRN, 0.136%, 11/15/21	GBP	4,000	5,523,579
(r)	SONIO/N + 0.310%, FRN, 0.359%, 05/29/24	GBP	1,000	1,386,325
Province of Ontario Canada
	0.625%, 01/21/26		15,000	14,759,186
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.488%, 08/21/23	CAD	25,700	21,029,193
Province of Quebec Canada, Floating Rate Note
(r)	3M CDOR + 0.415%, FRN, 0.850%, 04/19/22	CAD	5,000	4,094,374
(r)	3M CDOR + 0.405%, FRN, 0.840%, 10/13/24	CAD	21,400	17,777,939
Royal Bank of Canada
	1.968%, 03/02/22	CAD	8,000	6,596,233
Suncor Energy, Inc.
	3.100%, 05/15/25		2,400	2,571,734
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	10,000	8,254,078
	0.625%, 07/20/23	EUR	1,000	1,227,216

			Face Amount^	Value†
			(000)
CANADA — (Continued)
	0.750%, 01/06/26		2,500	$2,459,369
	Toronto-Dominion Bank (The), Floating Rate Note, BBSW3M + 1.000%, FRN
(r)	1.040%, 07/10/24	AUD	20,640	16,140,678

	TOTAL CANADA			171,644,777

	DENMARK — (0.3%)
	Danske Bank A.S.
	0.875%, 05/22/23	EUR	2,500	3,062,701
	Kommunekredit
	0.500%, 01/28/26		380	372,590

	TOTAL DENMARK			3,435,291

	FINLAND — (0.6%)
	Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	6,060,877
	OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	880,208
	0.375%, 10/11/22	EUR	500	607,348

	TOTAL FINLAND			7,548,433

	FRANCE — (1.7%)
	BNP Paribas SA
	1.000%, 06/27/24	EUR	5,000	6,200,458
	BPCE SA
	1.125%, 12/14/22	EUR	2,200	2,708,476
	0.375%, 10/05/23	EUR	500	610,489
	0.625%, 09/26/24	EUR	800	980,624
	Sanofi
	0.500%, 03/21/23	EUR	5,000	6,097,329
	Societe Generale SA
	3.250%, 01/12/22		1,000	1,019,382
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	1,500	1,827,338
	Total Capital International SA
	2.125%, 11/19/21	EUR	1,200	1,462,753

	TOTAL FRANCE			20,906,849

	GERMANY — (4.6%)
	BMW Finance NV
	0.625%, 10/06/23	EUR	2,000	2,452,391
	BMW US Capital LLC
Ω	3.450%, 04/12/23		5,000	5,278,812
	Daimler Finance North America LLC
Ω	3.300%, 05/19/25		500	540,189
	Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	624	752,622

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	10,000	$1,224,178
	0.625%, 01/22/26		27,000	26,708,504
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	6,594,601
	State of North Rhine-Westphalia Germany, Floating Rate Note, 3M GBP LIBOR + 0.060%, FRN
(r)	0.145%, 10/29/21	GBP	5,000	6,903,914
	Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,244,997
	Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,062,794
	Volkswagen Group of America Finance LLC, Floating Rate Note, 3M USD LIBOR + 0.940%, FRN
(r)	1.141%, 11/12/21		600	602,579
	VOLKSWAGEN GROUP OF AMERICA FINANCE LLC
Ω	4.625%, 11/13/25		1,000	1,139,847
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	366,756

	TOTAL GERMANY			54,872,184

	IRELAND — (0.1%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	1.750%, 01/30/26		1,700	1,666,811
	4.450%, 04/03/26		150	164,570

	TOTAL IRELAND			1,831,381

	ITALY — (1.7%)
	Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,578,806
	Eni SpA
	1.750%, 01/18/24	EUR	1,170	1,479,589
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	410,678
	1.000%, 07/04/24	EUR	6,100	7,546,841

			Face Amount^	Value†
			(000)
ITALY — (Continued)
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	$2,857,050
	2.375%, 10/17/24		4,562	4,751,305
UniCredit SpA
Ω	7.830%, 12/04/23		500	579,075

TOTAL ITALY				20,203,344

JAPAN — (2.7%)
American Honda Finance Corp.
	1.375%, 11/10/22	EUR	2,000	2,466,814
	0.550%, 03/17/23	EUR	2,606	3,179,532
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	717,702
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,624,261
	0.980%, 10/09/23	EUR	4,000	4,939,784
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		400	408,782
	0.523%, 06/10/24	EUR	3,000	3,668,698
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		2,000	2,006,112
Nissan Motor Co., Ltd.
Ω	3.522%, 09/17/25		500	534,704
Sumitomo Mitsui Financial Group, Inc.
	0.819%, 07/23/23	EUR	4,544	5,585,733
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,000	3,296,880
Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	500	604,163
	0.750%, 07/21/22	EUR	1,010	1,230,315
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	603,902

TOTAL JAPAN				31,867,382

NETHERLANDS — (4.3%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,114,208
BNG Bank NV
	3.250%, 07/15/25	AUD	7,000	5,933,880
Cooperatieve Rabobank UA
	4.000%, 01/11/22	EUR	980	1,214,870
	4.750%, 06/06/22	EUR	1,367	1,736,946
ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r)	0.000%, 11/26/21	EUR	2,000	2,411,184

25

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
ING Groep NV
	1.000%, 09/20/23	EUR	5,000	$6,185,334
Koninklijke Philips NV
	0.500%, 09/06/23	EUR	2,000	2,441,072
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,052,868
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.254%, 12/15/21		28,000	28,010,899
Shell International Finance BV
	1.250%, 03/15/22	EUR	647	788,971
	1.000%, 04/06/22	EUR	929	1,131,211

TOTAL NETHERLANDS				52,021,443

NORWAY — (1.2%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,300	1,350,890
DNB Bank ASA, Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r)	0.211%, 07/25/22	EUR	1,000	1,212,478
Kommunalbanken A.S.
	4.250%, 07/16/25	AUD	90	79,175
	0.500%, 01/13/26		7,000	6,861,793
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	20,000	2,559,394
Ω	1.750%, 03/13/25	NOK	20,000	2,483,518

TOTAL NORWAY				14,547,248

SINGAPORE — (0.3%)
DBS Bank, Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.667%, 09/13/22	AUD	3,200	2,480,190
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	320	386,539
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.570%, 07/25/22	AUD	1,000	773,645

TOTAL SINGAPORE				3,640,374

SPAIN — (1.7%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,126,106
Iberdrola International BV
	1.750%, 09/17/23	EUR	1,000	1,259,725

			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	$9,933,883
Telefonica Emisiones SA
	0.750%, 04/13/22	EUR	2,200	2,670,140
	3.987%, 01/23/23	EUR	1,700	2,193,150
	1.069%, 02/05/24	EUR	1,400	1,734,334

TOTAL SPAIN				19,917,338

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.8%)
African Development Bank
	5.250%, 03/23/22	AUD	1,000	804,941
	0.875%, 03/23/26		15,000	14,945,544
Asian Development Bank
	0.370%, 06/26/23	SEK	20,000	2,379,083
	0.500%, 02/04/26		13,000	12,771,976
Asian Development Bank, Floating Rate Note
(r)	SONIO/N + 0.290%, FRN, 0.339%, 03/19/24	GBP	4,280	5,937,739
(r)	FEDL01 + 0.250%, FRN, 0.310%, 05/28/24		10,000	10,000,000
European Bank for Reconstruction & Development
	0.500%, 01/28/26		15,000	14,746,650
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SONIO/N + 0.3%, FRN, 0.349%, 02/28/24	GBP	1,800	2,497,324
(r)	SOFR + 0.280%, FRN, 0.290%, 10/15/24		6,000	6,026,160
European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r)	0.399%, 06/29/23	GBP	14,686	20,391,008
Inter-American Development Bank
	2.750%, 10/30/25	AUD	10,000	8,352,432
	0.875%, 04/20/26		400	399,972
Inter-American Development Bank, Floating Rate Note
(r)	3M USD LIBOR - 0.020%, FRN, 0.198%, 10/25/21		1,000	999,870
(r)	SOFR + 0.250%, FRN, 0.260%, 02/04/25		1,669	1,675,643

26

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Bank for Reconstruction & Development, Floating Rate Note
(r)	SOFR + 0.390%, FRN, 0.400%, 06/17/24		1,750	$1,763,265
(r)	SOFR + 0.300%, FRN, 0.320%, 08/06/24		2,500	2,513,500
(r)	SOFR + 0.310%, FRN, 0.320%, 09/18/25		7,000	7,047,950
	Nordic Investment Bank
	1.500%, 01/24/22	NOK	20,000	2,422,321
	0.500%, 01/21/26		2,000	1,964,289

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				117,639,667

	SWEDEN — (2.6%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	70,000	8,299,801
	0.250%, 06/01/22	SEK	57,430	6,805,185
	0.750%, 02/22/23	SEK	32,500	3,894,828
	1.000%, 11/13/23	SEK	12,500	1,512,923
Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	1,250	1,512,084
	1.250%, 08/05/22	GBP	2,000	2,793,195
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	4,600	5,563,752
	Swedbank AB
	0.250%, 11/07/22	EUR	800	970,531

	TOTAL SWEDEN			31,352,299

SWITZERLAND — (1.4%)
	Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	1,000	1,217,398
	3.750%, 03/26/25		2,207	2,392,684
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,200	1,451,284
	Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,550	2,533,697
	UBS Group AG
	1.750%, 11/16/22	EUR	4,700	5,828,510
	2.125%, 03/04/24	EUR	2,400	3,065,650

	TOTAL SWITZERLAND			16,489,223

UNITED KINGDOM — (3.6%)
	AstraZeneca P.L.C.
	0.700%, 04/08/26		400	389,090

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Barclays P.L.C.
4.375%, 01/12/26		3,000	$3,363,353
BAT International Finance P.L.C.
0.875%, 10/13/23	EUR	5,100	6,234,114
British Telecommunications P.L.C.
0.500%, 06/23/22	EUR	400	484,168
1.125%, 03/10/23	EUR	7,000	8,627,050
CNH Industrial Capital LLC
4.375%, 04/05/22		3,700	3,826,222
4.200%, 01/15/24		380	413,523
HSBC Holdings P.L.C.
4.300%, 03/08/26		1,000	1,126,389
Linde, Inc.
1.200%, 02/12/24	EUR	3,372	4,215,732
National Grid North America, Inc.
0.750%, 08/08/23	EUR	6,050	7,413,816
Nationwide Building Society
0.625%, 04/19/23	EUR	3,000	3,667,607
NatWest Markets P.L.C.
1.000%, 05/28/24	EUR	3,130	3,889,042

TOTAL UNITED KINGDOM			43,650,106

UNITED STATES — (31.7%)
3M Co.
1.875%, 11/15/21	EUR	1,865	2,269,680
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	3,420	4,219,420
AbbVie, Inc.
3.250%, 10/01/22		3,200	3,307,102
2.900%, 11/06/22		1,080	1,120,108
Aetna, Inc.
2.750%, 11/15/22		5,000	5,144,045
Altria Group, Inc.
1.000%, 02/15/23	EUR	1,500	1,829,147
American International Group, Inc.
1.500%, 06/08/23	EUR	2,000	2,474,740
4.125%, 02/15/24		307	335,784
Amgen, Inc.
1.250%, 02/25/22	EUR	270	327,587
Analog Devices, Inc.
3.900%, 12/15/25		800	890,824
Anthem, Inc.
3.300%, 01/15/23		5,000	5,244,353
Apple, Inc.
3.250%, 02/23/26		3,000	3,297,703
Assurant, Inc.
4.200%, 09/27/23		1,500	1,619,236
AT&T, Inc.
2.500%, 03/15/23	EUR	5,000	6,276,428
1.950%, 09/15/23	EUR	175	219,794

27

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Autodesk, Inc.
3.600%, 12/15/22		2,239	$2,314,802
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		420	435,089
Bank of America Corp.
1.625%, 09/14/22	EUR	1,500	1,851,236
0.750%, 07/26/23	EUR	2,000	2,454,760
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,441,360
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	1,000	1,219,342
0.750%, 03/16/23	EUR	1,500	1,832,885
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	1,900	2,303,074
2.150%, 11/25/22	EUR	5,000	6,199,220
3.650%, 03/15/25		1,000	1,093,343
Broadcom, Inc.
4.700%, 04/15/25		5,050	5,696,431
4.250%, 04/15/26		1,000	1,116,054
Brown & Brown, Inc.
4.200%, 09/15/24		1,429	1,570,549
Bunge, Ltd. Finance Corp.
4.350%, 03/15/24		6,000	6,570,388
1.630%, 08/17/25		500	505,938
Campbell Soup Co.
3.650%, 03/15/23		286	302,449
Capital One Financial Corp.
3.750%, 04/24/24		700	762,561
0.800%, 06/12/24	EUR	2,000	2,456,393
3.200%, 02/05/25		1,000	1,077,299
Cardinal Health, Inc.
3.200%, 06/15/22		4,000	4,118,274
Carrier Global Corp.
2.242%, 02/15/25		3,129	3,263,734
Caterpillar Financial Services
Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r) 0.582%, 05/17/21		2,766	2,766,446
Charles Schwab Corp. (The)
0.900%, 03/11/26		2,000	1,977,831
Chevron Corp.
3.326%, 11/17/25		3,000	3,295,792
Church & Dwight Co., Inc.
2.875%, 10/01/22		2,000	2,068,022
CNA Financial Corp.
3.950%, 05/15/24		7,000	7,597,088
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,553,925
Constellation Brands, Inc.
2.700%, 05/09/22		565	576,786

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Cox Communications, Inc.
Ω 3.250%, 12/15/22		5,000	$5,223,225
Discover Financial Services
4.500%, 01/30/26		2,017	2,286,148
Discovery Communications LLC
3.450%, 03/15/25		200	214,925
DuPont de Nemours, Inc.
2.169%, 05/01/23		8,200	8,230,137
DXC Technology Co.
4.125%, 04/15/25		1,000	1,097,765
E*TRADE Financial Corp.
2.950%, 08/24/22		4,506	4,644,624
Edison International
2.400%, 09/15/22		1,300	1,326,040
4.950%, 04/15/25		6,000	6,718,856
Energy Transfer L.P.
3.600%, 02/01/23		700	728,334
Enterprise Products Operating LLC
3.350%, 03/15/23		1,200	1,255,651
Equifax, Inc.
3.300%, 12/15/22		1,000	1,038,723
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,000	4,387,503
Exelon Corp.
3.950%, 06/15/25		1,700	1,873,306
Exelon Generation Co. LLC
3.400%, 03/15/22		815	833,471
3.250%, 06/01/25		2,000	2,150,304
Expedia Group, Inc.
5.000%, 02/15/26		3,000	3,408,632
FedEx Corp.
1.000%, 01/11/23	EUR	7,000	8,561,929
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		721	829,503
Fidelity National Information Services, Inc.
1.150%, 03/01/26		4,300	4,257,043
Flex, Ltd.
3.750%, 02/01/26		2,000	2,172,841
GATX Corp.
4.750%, 06/15/22		5,000	5,228,744
GE Capital Funding LLC
Ω 3.450%, 05/15/25		3,280	3,559,207
General Electric Co.
0.375%, 05/17/22	EUR	1,000	1,208,595
1.250%, 05/26/23	EUR	1,500	1,850,096
General Mills, Inc.
1.000%, 04/27/23	EUR	1,809	2,221,660
General Motors Co.
6.125%, 10/01/25		500	593,403

28

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
3.450%, 01/14/22		3,705	$3,769,364
3.250%, 01/05/23		900	936,559
2.750%, 06/20/25		2,000	2,104,786
Glencore Funding LLC
Ω 1.625%, 09/01/25		975	981,258
Global Payments, Inc.
3.750%, 06/01/23		1,000	1,058,513
1.200%, 03/01/26		300	296,765
Harley-Davidson Financial Services, Inc.
Ω 2.550%, 06/09/22		1,924	1,956,913
0.900%, 11/19/24	EUR	2,000	2,449,944
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		4,000	4,341,288
4.650%, 10/01/24		3,500	3,915,192
Honeywell International, Inc.
1.300%, 02/22/23	EUR	8,000	9,893,938
Humana, Inc.
3.850%, 10/01/24		6,850	7,475,094
International Business Machines Corp.
0.500%, 09/07/21	EUR	2,250	2,713,529
1.250%, 05/26/23	EUR	2,923	3,623,944
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		1,002	1,098,496
JM Smucker Co. (The)
3.500%, 03/15/25		1,000	1,089,834
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	4,501	5,543,968
JPMorgan Chase & Co.
0.625%, 01/25/24	EUR	3,333	4,084,243
Kellogg Co.
0.800%, 11/17/22	EUR	1,790	2,186,339
3.250%, 04/01/26		273	296,916
Kinder Morgan, Inc.
4.300%, 06/01/25		2,000	2,232,037
Lazard Group LLC
3.750%, 02/13/25		2,460	2,681,634
LyondellBasell Industries NV
5.750%, 04/15/24		500	565,244
Marathon Petroleum Corp.
4.500%, 05/01/23		200	214,263
4.700%, 05/01/25		3,900	4,401,232
Mastercard, Inc.
1.100%, 12/01/22	EUR	1,000	1,225,249
McDonald’s Corp.
3.700%, 01/30/26		1,287	1,431,310
Medtronic Global Holdings SCA
0.000%, 12/02/22	EUR	2,062	2,491,588

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Micron Technology, Inc.
2.497%, 04/24/23		300	$310,825
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	7,112	8,836,068
Morgan Stanley
3.125%, 08/05/21	CAD	4,000	3,277,549
1.875%, 03/30/23	EUR	1,500	1,875,610
1.750%, 03/11/24	EUR	3,314	4,190,042
Mosaic Co. (The)
3.750%, 11/15/21		6,000	6,053,653
MPLX L.P.
4.875%, 12/01/24		165	184,982
MPLX LP
1.750%, 03/01/26		3,000	3,018,282
Mylan, Inc.
Ω 3.125%, 01/15/23		3,550	3,692,390
4.200%, 11/29/23		331	356,662
NetApp, Inc.
3.250%, 12/15/22		500	517,485
Oracle Corp.
2.250%, 01/10/21	EUR	1,140	1,370,565
1.650%, 03/25/26		2,000	2,020,055
Penske Truck Leasing Canada, Inc.
2.850%, 12/07/22	CAD	1,000	838,295
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		361	367,174
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		1,000	1,093,302
Pfizer, Inc.
0.250%, 03/06/22	EUR	6,680	8,069,737
Philip Morris International, Inc.
2.875%, 05/30/24	EUR	2,000	2,619,966
Phillips 66 Partners L.P.
2.450%, 12/15/24		851	885,511
Procter & Gamble Co. (The)
2.000%, 08/16/22	EUR	400	495,720
Prudential Financial, Inc.
3.500%, 05/15/24		3,000	3,266,662
Ross Stores, Inc.
4.600%, 04/15/25		2,000	2,262,577
Royalty Pharma P.L.C.
Ω 1.200%, 09/02/25		5,000	4,946,014
Ryder System, Inc.
3.400%, 03/01/23		2,325	2,444,457
2.500%, 09/01/24		2,000	2,103,167
Sempra Energy
4.050%, 12/01/23		1,000	1,078,894
Simon Property Group L.P.
3.500%, 09/01/25		2,000	2,184,671

29

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sky, Ltd.
1.875%, 11/24/23	EUR	2,748	$3,480,534
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,081,537
Southwestern Electric Power Co.
1.650%, 03/15/26		2,245	2,264,444
Steel Dynamics, Inc.
2.400%, 06/15/25		100	104,617
Stryker Corp.
1.125%, 11/30/23	EUR	2,277	2,824,953
Sysco Corp.
3.550%, 03/15/25		7,667	8,327,604
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	8,546	10,422,583
Utah Acquisition Sub Inc
2.250%, 11/22/24	EUR	2,000	2,568,260
Valero Energy Corp.
2.850%, 04/15/25		2,000	2,111,039
Ventas Realty L.P.
# 3.500%, 04/15/24		1,000	1,076,523
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,090,842
1.450%, 03/20/26		6,100	6,138,180
VF Corp.
2.050%, 04/23/22		800	812,932
ViacomCBS, Inc.
4.750%, 05/15/25		4,500	5,099,393
Wells Fargo & Co.
1.500%, 09/12/22	EUR	300	369,441

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Western Union Co
1.350%, 03/15/26	3,062	$3,031,283
Whirlpool Corp.
3.700%, 03/01/23	1,000	1,057,445
Williams Cos., Inc. (The)
3.700%, 01/15/23	1,670	1,745,552

TOTAL UNITED STATES		380,924,604

TOTAL BONDS		1,109,079,647

U.S. TREASURY OBLIGATIONS — (7.6%)
U.S. Treasury Notes
0.375%, 01/31/26	14,000	13,722,734
1.625%, 02/15/26	12,000	12,461,250
0.750%, 03/31/26	65,000	64,746,094

TOTAL U.S. TREASURY OBLIGATIONS		90,930,078

TOTAL INVESTMENT SECURITIES (Cost $1,161,216,781)		1,200,009,725

	Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	95,153	1,100,917

TOTAL INVESTMENTS — (100.0%) (Cost $1,162,317,661)		$1,201,110,642

As of April 30, 2021, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NOK	333,830,010	USD	39,446,839	Goldman Sachs International	05/07/21	$657,906
AUD	1,961,489	USD	1,502,562	Bank of America Corp.	05/21/21	8,584
USD	87,816,877	EUR	72,910,591	Bank of America Corp.	06/03/21	108,652
USD	70,843,589	GBP	50,798,683	UBS AG	06/03/21	684,068
USD	89,547,448	EUR	74,271,858	State Street Bank and Trust	07/19/21	114,304

Total Appreciation						$1,573,514
USD	105,021,355	AUD	137,931,546	Citibank, N.A.	05/21/21	$(1,242,162)
USD	22,379,701	SEK	194,783,353	State Street Bank and Trust	05/21/21	(632,551)
EUR	4,083,544	USD	4,939,992	Citibank, N.A.	05/25/21	(28,542)
USD	90,256,524	EUR	76,214,923	State Street Bank and Trust	05/25/21	(1,410,371)
USD	103,322,912	CAD	128,157,163	State Street Bank and Trust	05/28/21	(946,622)
GBP	15,821,813	USD	22,007,077	HSBC Bank	06/03/21	(155,116)

30

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	2,553,525	USD	3,091,142	Citibank, N.A.	07/09/21	$(16,994)
USD	89,171,619	EUR	74,692,519	State Street Bank and Trust	07/09/21	(749,517)

Total (Depreciation)						$(5,181,875)

Total Appreciation (Depreciation)						$(3,608,361)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$85,961,891	—	$85,961,891
Austria	—	294,104	—	294,104
Belgium	—	30,331,709	—	30,331,709
Canada	—	171,644,777	—	171,644,777
Denmark	—	3,435,291	—	3,435,291
Finland	—	7,548,433	—	7,548,433
France	—	20,906,849	—	20,906,849
Germany	—	54,872,184	—	54,872,184
Ireland	—	1,831,381	—	1,831,381
Italy	—	20,203,344	—	20,203,344
Japan	—	31,867,382	—	31,867,382
Netherlands	—	52,021,443	—	52,021,443
Norway	—	14,547,248	—	14,547,248
Singapore	—	3,640,374	—	3,640,374
Spain	—	19,917,338	—	19,917,338
Supranational Organization Obligations	—	117,639,667	—	117,639,667
Sweden	—	31,352,299	—	31,352,299
Switzerland	—	16,489,223	—	16,489,223
United Kingdom	—	43,650,106	—	43,650,106
United States	—	380,924,604	—	380,924,604
U.S. Treasury Obligations	—	90,930,078	—	90,930,078
Securities Lending Collateral	—	1,100,917	—	1,100,917
Forward Currency Contracts**	—	(3,608,361)	—	(3,608,361)

TOTAL	—	$1,197,502,281	—	$1,197,502,281

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (70.0%)
AUSTRALIA — (8.3%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	27,377	$33,137,475
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	41,239	50,055,537
Australia & New Zealand Banking Group, Ltd.
	2.800%, 08/16/21	AUD	6,649	5,160,699
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 0.820%, FRN, 0.857%, 12/06/21	AUD	2,000	1,547,233
(r)	3M Swap + 0.880%, FRN, 0.890%, 02/08/22	AUD	9,000	6,974,881
(r)	3M Swap + 1.000%, FRN, 1.037%, 03/07/22	AUD	11,000	8,537,360
(r)	3M Swap + 0.580%, FRN, 0.610%, 08/29/22	AUD	4,450	3,448,348
(r)	3M Swap + 0.770%, FRN, 0.814%, 01/18/23	AUD	20,000	15,564,659
(r)	3M Swap + 0.900%, FRN, 0.910%, 05/09/23	AUD	31,000	24,225,040
(r)	3M Swap + 1.030%, FRN, 1.067%, 12/06/23	AUD	36,793	28,935,759
(r)	3M Swap + 1.100%, FRN, 1.110%, 02/08/24	AUD	47,000	37,052,903
(r)	3M Swap + 0.770%, FRN, 0.800%, 08/29/24	AUD	82,000	64,147,573
(r)	3M Swap + 0.760%, FRN, 0.802%, 01/16/25	AUD	145,650	113,808,052
Australia Government Bond
	0.250%, 11/21/25	AUD	293,140	222,132,108
Bank of New Zealand
Ω	1.000%, 03/03/26		6,717	6,620,471

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	6,950	$8,449,302
Commonwealth Bank of Australia, Floating Rate Note
(r)	3M Swap + 1.110%, FRN, 1.154%, 01/17/22	AUD	1,300	1,008,703
(r)	3M Swap + 0.880%, FRN, 0.920%, 07/25/22	AUD	11,060	8,600,282
(r)	3M Swap + 0.800%, FRN, 0.840%, 04/25/23	AUD	35,100	27,368,948
(r)	3M Swap + 0.930%, FRN, 0.940%, 08/16/23	AUD	30,000	23,494,553
(r)	3M Swap + 1.130%, FRN, 1.170%, 01/11/24	AUD	7,150	5,639,268
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	3,500	2,697,929
	0.350%, 09/07/22	EUR	27,190	33,019,852
National Australia Bank, Ltd., Floating Rate Note
(r)	3M Swap + 1.170%, FRN, 1.180%, 05/12/21	AUD	29,500	22,730,757
(r)	3M Swap + 0.900%, FRN, 0.935%, 07/05/22	AUD	11,455	8,904,717
(r)	3M Swap + 0.800%, FRN, 0.811%, 02/10/23	AUD	14,906	11,608,401
(r)	3M Swap + 0.090%, FRN, 0.910%, 05/16/23	AUD	7,084	5,535,419
(r)	3M Swap + 0.950%, FRN, 0.960%, 09/26/23	AUD	78,732	61,664,430
(r)	3M Swap + 1.040%, FRN, 1.070%, 02/26/24	AUD	13,211	10,393,335
(r)	3M Swap + 0.920%, FRN, 0.949%, 06/19/24	AUD	42,150	33,106,130

32

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	120,327	$94,025,327
	Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	20,920	15,935,338
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	7,142	8,630,773
	2.625%, 12/14/22	GBP	5,416	7,746,258
	Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 0.620%, FRN, 0.630%, 05/16/22	AUD	7,000	5,420,044
(r)	3M Swap + 0.830%, FRN, 0.867%, 03/06/23	AUD	17,000	13,251,920
(r)	3M Swap + 0.930%, FRN, 0.960%, 11/16/23	AUD	12,300	9,649,913
(r)	3M Swap + 1.140%, FRN, 1.180%, 04/24/24	AUD	89,500	70,719,711
(r)	3M Swap + 0.880%, FRN, 0.890%, 08/16/24	AUD	94,100	73,861,974

	TOTAL AUSTRALIA			1,184,811,382

	AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		16,400	16,077,710

	BELGIUM — (1.8%)
	Dexia Credit Local S.A.
Ω	1.125%, 04/09/26		17,400	17,476,490
	Dexia Credit Local SA
	0.625%, 01/21/22	EUR	30,650	37,158,483
	0.250%, 06/02/22	EUR	72,400	87,781,695
	1.125%, 06/15/22	GBP	35,400	49,373,938
	0.750%, 01/25/23	EUR	48,100	59,077,297

	TOTAL BELGIUM			250,867,903

	CANADA — (17.8%)
	Bank of Montreal
	1.610%, 10/28/21	CAD	177,800	145,603,178
	0.250%, 11/17/21	EUR	21,847	26,372,554
	1.375%, 12/29/21	GBP	2,613	3,634,145
	2.270%, 07/11/22	CAD	4,000	3,325,811

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Montreal, Floating Rate Note
(r)	3M EURIBOR + 0.500%, FRN, 0.000%, 09/28/21	EUR	51,452	$61,987,804
(r)	3M Swap + 0.920%, FRN, 0.955%, 10/06/22	AUD	11,000	8,554,351
(r)	3M Swap + 0.990%, FRN, 1.027%, 09/07/23	AUD	8,100	6,335,934
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	77,500	63,650,063
	0.375%, 04/06/22	EUR	29,000	35,124,777
	1.830%, 04/27/22	CAD	45,000	37,134,565
	1.250%, 06/08/22	GBP	3,890	5,424,544
	1.750%, 12/23/22	GBP	25,148	35,444,319
Canada Housing Trust No 1, Floating Rate Note
(r)Ω	3M CDOR - 0.060%, FRN, 0.378%, 09/15/23	CAD	86,000	70,269,518
(r)Ω	3M CDOR - 0.050%, FRN, 0.388%, 03/15/24	CAD	215,000	175,830,521
(r)Ω	3M CDOR - 0.040%, FRN, 0.398%, 03/15/25	CAD	35,000	28,669,446
Canadian Imperial Bank of Commerce
	2.900%, 09/14/21	CAD	43,000	35,318,667
	2.040%, 03/21/22	CAD	116,500	96,181,809
	2.300%, 07/11/22	CAD	20,000	16,633,609
	0.750%, 03/22/23	EUR	2,000	2,452,657
Export Development Canada, Floating Rate Note
(r)	3M GBP LIBOR + 0.080%, FRN, 0.136%, 11/15/21	GBP	5,000	6,904,474
(r)	SONIO/N + 0.290%, FRN, 0.340%, 01/31/22	GBP	4,500	6,223,859
(r)	SONIO/N + 0.310%, FRN, 0.359%, 05/29/24	GBP	5,399	7,484,769
(r)	SONIO/N + 0.330%, FRN, 0.380%, 01/17/25	GBP	51,500	71,465,454

33

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
CANADA — (Continued)
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.635%, 04/14/23	CAD	32,000	$26,239,141
Province of British Columbia Canada
2.850%, 06/18/25	CAD	14,000	12,238,197
Province of Manitoba Canada
0.750%, 12/15/21	GBP	8,500	11,773,339
1.500%, 12/15/22	GBP	36,230	50,914,746
2.450%, 06/02/25	CAD	15,000	12,878,168
Province of Ontario Canada
3.150%, 06/02/22	CAD	35,200	29,522,294
1.750%, 09/08/25	CAD	36,000	30,086,060
# 0.625%, 01/21/26		105,200	103,511,090
# 1.050%, 04/14/26		44,500	44,483,685
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r) 0.488%, 08/21/23	CAD	245,500	200,881,975
Province of Quebec Canada
0.875%, 05/24/22	GBP	11,551	16,055,108
1.500%, 12/15/23	GBP	20,000	28,436,628
Province of Quebec Canada, Floating Rate Note
(r) 3M CDOR + 0.545%, FRN, 0.980%, 10/19/23	CAD	149,500	123,977,419
(r) 3M CDOR + 0.405%, FRN, 0.840%, 10/13/24	CAD	119,900	99,606,304
Royal Bank of Canada
1.968%, 03/02/22	CAD	364,534	300,568,908
2.000%, 03/21/22	CAD	83,000	68,508,172
Toronto-Dominion Bank (The)
1.994%, 03/23/22	CAD	315,967	260,801,627
3.005%, 05/30/23	CAD	67,680	57,662,490
0.750%, 09/11/25		9,650	9,531,644
1.128%, 12/09/25	CAD	32,600	26,103,870
# 0.750%, 01/06/26		54,660	53,771,647

TOTAL CANADA			2,517,579,340

DENMARK — (0.6%)
Kommunekredit
0.500%, 01/28/26		91,100	89,323,550

FINLAND — (1.9%)
Finland T-Bill
(0.294%), 05/11/21	EUR	27,500	33,066,881
Kuntarahoitus Oyj
1.250%, 12/07/22	GBP	35,568	49,897,480
0.625%, 03/20/26		83,951	82,494,810

		Face
		Amount^	Value†
		(000)
FINLAND — (Continued)
Nordea Bank Abp
Ω 0.750%, 08/28/25		22,148	$21,855,654
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	43,018	52,227,284
2.500%, 05/20/22	GBP	2,550	3,601,231
0.375%, 10/11/22	EUR	16,840	20,455,469

TOTAL FINLAND			263,598,809

FRANCE — (4.6%)
Agence Francaise de Developpement EPIC
0.625%, 01/22/26		146,800	144,277,976
Caisse d’Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	139,400	169,240,041
Sanofi
0.875%, 09/22/21	EUR	9,000	10,838,966
0.000%, 03/21/22	EUR	23,000	27,740,725
0.000%, 09/13/22	EUR	12,200	14,726,702
0.500%, 03/21/23	EUR	118,800	144,872,545
SFIL SA
0.625%, 02/09/26		64,000	62,810,240
SNCF Reseau
0.100%, 05/27/21	EUR	19,600	23,567,392
5.500%, 12/01/21	GBP	4,066	5,782,965
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	21,600	26,313,663
Total Capital International SA
2.125%, 03/15/23	EUR	4,500	5,663,058
0.250%, 07/12/23	EUR	7,000	8,521,062
Unedic Asseo
0.875%, 10/25/22	EUR	8,300	10,185,151

TOTAL FRANCE			654,540,486

GERMANY — (4.8%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	6,900	8,551,423
Deutsche Bahn Finance GMBH
2.500%, 09/12/23	EUR	1,000	1,281,088
Deutsche Bahn Finance GMBH, Floating Rate Note, 3M EURIBOR + 0.430%, FRN
(r) 0.000%, 10/13/23	EUR	3,635	4,404,649
FMS Wertmanagement
1.125%, 09/07/23	GBP	20,300	28,585,582
Kreditanstalt fuer Wiederaufbau
6.250%, 05/19/21	AUD	10,600	8,186,554
1.250%, 08/28/23	NOK	90,000	10,927,021
1.625%, 04/03/24	NOK	164,000	20,076,524
0.625%, 01/22/26		174,710	172,823,803

34

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
GERMANY — (Continued)
0.750%, 02/19/26	CAD	87,400	$69,755,034
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.125%, 05/17/21	GBP	17,200	23,761,700
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r) 0.360%, 03/15/22		2,400	2,404,416
Landwirtschaftliche Rentenbank
0.875%, 03/30/26		207,300	206,958,372
State of North Rhine-Westphalia Germany, Floating Rate Note
(r) 3M GBP LIBOR + 0.060%, FRN, 0.145%, 10/29/21	GBP	91,700	126,617,791
(r) SONIO/N + 0.380%, FRN, 0.430%, 10/15/24	GBP	400	555,641

TOTAL GERMANY			684,889,598

JAPAN — (2.1%)
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	43,966	36,237,656
2.350%, 07/18/22	CAD	34,200	28,433,732
Toyota Finance Australia, Ltd.
1.625%, 07/11/22	GBP	2,000	2,802,149
0.500%, 04/06/23	EUR	12,500	15,255,346
0.250%, 04/09/24	EUR	4,000	4,864,148
Toyota Motor Credit Corp.
1.125%, 09/07/21	GBP	3,352	4,641,777
2.600%, 01/11/22		48,709	49,487,868
0.750%, 07/21/22	EUR	61,577	75,009,023
2.375%, 02/01/23	EUR	20,648	25,991,526
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	13,693	16,538,461
0.625%, 09/26/23	EUR	4,000	4,909,795
Toyota Motor Finance Netherlands BV, Floating Rate Note, 3M EURIBOR + 0.700%, FRN
(r) 0.163%, 09/30/21	EUR	31,000	37,354,640

TOTAL JAPAN			301,526,121

NETHERLANDS — (4.4%)
BNG Bank NV
1.250%, 12/15/21	GBP	58,900	81,870,111

		Face
		Amount^	Value†
		(000)
NETHERLANDS — (Continued)
0.050%, 07/11/23	EUR	32,498	$39,566,751
Cooperatieve Rabobank UA
2.750%, 01/10/22		17,070	17,366,575
2.250%, 03/23/22	GBP	6,142	8,629,661
4.750%, 06/06/22	EUR	25,519	32,425,115
0.500%, 12/06/22	EUR	22,849	27,853,411
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.310%, 01/12/24		72,500	72,548,869
Nederlandse Waterschapsbank NV
0.500%, 12/02/25		10,250	10,066,525
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.254%, 12/15/21		188,650	188,723,432
Shell International Finance BV
1.250%, 03/15/22	EUR	43,619	53,190,308
1.000%, 04/06/22	EUR	55,401	67,459,853
2.375%, 08/21/22		24,379	25,059,499

TOTAL NETHERLANDS			624,760,110

NORWAY — (1.9%)
Equinor ASA
0.875%, 02/17/23	EUR	28,954	35,443,686
1.750%, 01/22/26		18,950	19,513,719
Kommunalbanken A.S.
0.125%, 03/21/22	SEK	200,000	23,632,286
1.500%, 04/19/22	NOK	100,000	12,126,742
1.125%, 11/30/22	GBP	18,686	26,160,766
1.500%, 12/15/23	GBP	4,000	5,690,344
4.250%, 07/16/25	AUD	750	659,795
0.500%, 01/13/26		21,000	20,585,378
Ω 0.500%, 01/13/26		8,400	8,237,876
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r) 0.256%, 02/24/22		6,000	6,003,180
Norway Government Bond
1.750%, 03/13/25	NOK	818,000	101,575,867
Ω 1.500%, 02/19/26	NOK	100,000	12,286,401

TOTAL NORWAY			271,916,040

35

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SINGAPORE — (0.6%)
DBS Bank, Ltd., Floating Rate Note
(r) 3M Swap + 0.720%, FRN, 0.731%, 08/23/21	AUD	6,000	$4,630,734
(r) 3M Swap + 0.630%, FRN, 0.667%, 09/13/22	AUD	10,000	7,750,593
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note
(r) 3M Swap + 0.620%, FRN, 0.631%, 05/23/22	AUD	25,000	19,351,973
(r) 3M Swap + 0.630%, FRN, 0.668%, 12/05/22	AUD	5,000	3,876,438
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	7,685	9,282,990
4.625%, 07/26/22	GBP	4,200	6,093,375
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r) 0.570%, 07/25/22	AUD	37,500	29,011,684

TOTAL SINGAPORE			79,997,787

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.2%)
African Development Bank
5.250%, 03/23/22	AUD	2,500	2,012,353
# 0.875%, 03/23/26		252,250	251,334,224
Asian Development Bank
0.370%, 06/26/23	SEK	200,000	23,790,829
0.500%, 02/04/26		37,950	37,284,346
1.000%, 04/14/26		261,700	262,098,313
Asian Development Bank, Floating Rate Note
(r) SONIO/N + 0.260%, FRN, 0.310%, 02/01/22	GBP	10,500	14,521,466
(r) SONIO/N + 0.290%, FRN, 0.339%, 03/19/24	GBP	21,306	29,558,288
Asian Infrastructure Investment Bank (The)
0.500%, 01/27/26		20,731	20,346,426
European Bank for Reconstruction & Development
0.500%, 01/28/26		46,035	45,257,469

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SOFR + 0.280%, FRN, 0.290%, 10/15/24		7,650	$7,683,354
(r)	SONIO/N + 0.310%, FRN, 0.359%, 11/13/24	GBP	9,000	12,502,605
European Investment Bank
	0.375%, 03/26/26		126,200	123,042,212
European Investment Bank, Floating Rate Note
(r)	SONIO/N + 0.350%, FRN, 0.399%, 06/29/23	GBP	18,771	26,062,891
(r)	SONIO/N + 0.310%, FRN, 0.360%, 01/15/25	GBP	122,817	170,803,673
(r)	SONIO/N + 1.000%, FRN, 1.049%, 09/08/25	GBP	50,370	72,144,268
European Stability Mechanism Treasury Bill
	(0.621%), 05/06/21	EUR	12,500	15,028,583
Inter American Investment Corp.
	0.625%, 02/10/26		7,426	7,299,179
Inter-American Development Bank
	4.750%, 08/27/24	AUD	23,000	20,182,082
	2.750%, 10/30/25	AUD	15,735	13,142,551
	4.400%, 01/26/26	CAD	1,664	1,548,049
	0.875%, 04/20/26		341,565	341,541,135
International Bank for Reconstruction & Development
	1.750%, 11/06/24	NOK	64,000	7,858,253
	0.625%, 01/14/26	CAD	46,800	37,195,215
International Bank for Reconstruction & Development, Floating Rate Note
(r)	SONIO/N + 0.270%, FRN, 0.319%, 05/15/24	GBP	7,086	9,825,398
(r)	SOFR + 0.300%, FRN, 0.320%, 08/06/24		89,432	89,914,933
Nordic Investment Bank
	1.500%, 01/24/22	NOK	80,000	9,689,284
	1.500%, 08/31/22	NOK	100,000	12,166,002
	1.375%, 06/19/23	NOK	200,000	24,332,052
	1.875%, 04/10/24	NOK	100,000	12,319,798

36

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.500%, 01/21/26		28,100	$27,598,256

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			1,728,083,487

	SWEDEN — (3.2%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	1,447,600	171,533,785
	0.750%, 02/22/23	SEK	85,350	10,228,418
	1.000%, 11/13/23	SEK	535,920	64,864,472
Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	11,728	14,186,981
	1.250%, 08/05/22	GBP	5,351	7,473,192
Ω	0.850%, 09/02/25		2,800	2,758,840
	Svensk Exportkredit AB
	1.375%, 12/15/22	GBP	31,487	44,269,576
	1.375%, 12/15/23	GBP	8,000	11,337,113
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.013%, 05/25/23		4,500	4,577,805
	Svenska Handelsbanken AB
	2.375%, 01/18/22	GBP	1,000	1,401,727
	0.250%, 02/28/22	EUR	41,104	49,715,750
	2.750%, 12/05/22	GBP	5,000	7,160,314
	1.125%, 12/14/22	EUR	53,008	65,310,344

	TOTAL SWEDEN			454,818,317

SWITZERLAND — (0.9%)
Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	8,000	9,676,475
	1.750%, 09/12/22	EUR	12,765	15,794,687
	0.750%, 05/16/23	EUR	4,500	5,514,344
	Novartis Finance SA
	0.750%, 11/09/21	EUR	5,300	6,409,836
	0.500%, 08/14/23	EUR	31,860	38,941,890
	0.125%, 09/20/23	EUR	10,000	12,147,290
	Roche Holdings, Inc.
Ω	0.991%, 03/05/26		36,750	36,515,048

	TOTAL SWITZERLAND			124,999,570

UNITED KINGDOM — (0.3%)
	Transport for London
	2.250%, 08/09/22	GBP	29,447	41,565,497

UNITED STATES — (4.5%)
	3M Co.
	1.875%, 11/15/21	EUR	3,625	4,411,577
	0.375%, 02/15/22	EUR	55,027	66,419,229

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	0.375%, 02/15/22	EUR	5,500	$6,638,664
	0.950%, 05/15/23	EUR	6,000	7,401,395
	Apple, Inc.
	1.000%, 11/10/22	EUR	27,825	34,144,931
#	0.700%, 02/08/26		127,077	125,511,525
	3.250%, 02/23/26		6,458	7,098,856
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	37,658	45,917,966
	0.750%, 03/16/23	EUR	26,918	32,891,730
	1.300%, 03/15/24	EUR	4,271	5,328,000
	3.125%, 03/15/26		3,000	3,285,211
	Chevron Corp.
	3.326%, 11/17/25		2,000	2,197,195
	Johnson & Johnson
	0.250%, 01/20/22	EUR	25,280	30,523,561
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	19,745	23,809,397
	0.750%, 02/24/26		32,367	32,130,409
National Securities Clearing Corp.
#Ω	0.750%, 12/07/25		48,413	47,489,610
	0.750%, 12/07/25		11,975	11,746,599
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	96,493	116,567,837
	Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	25,959	32,171,004
	Visa, Inc.
	3.150%, 12/14/25		5,644	6,173,309

	TOTAL UNITED STATES			641,858,005

	TOTAL BONDS			9,931,213,712

U.S. TREASURY OBLIGATIONS — (22.6%)
	U.S. Treasury Notes
	0.375%, 12/31/25		200,000	196,304,688
	0.375%, 01/31/26		674,000	660,651,639
	0.500%, 02/28/26		722,000	711,170,000
#	0.750%, 03/31/26		930,000	926,367,187
	2.250%, 03/31/26		550,000	587,640,625
	0.750%, 04/30/26		125,000	124,414,063

	TOTAL U.S. TREASURY OBLIGATIONS			3,206,548,202

CERTIFICATES OF DEPOSIT — (1.1%)
	AUSTRALIA — (0.7%)
	National Australia Bank, Ltd., Floating Rate Note
(r)Ω	1M USD LIBOR + 0.220%, FRN, 0.326%, 05/26/21		100,000	100,015,897

37

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWEDEN — (0.4%)
Svenska Handelsbanken AB, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.120%, FRN, 0.323%, 05/11/21	50,000	$50,000,000

TOTAL CERTIFICATES OF DEPOSIT			150,015,897

TOTAL INVESTMENT SECURITIES (Cost $12,896,651,622)			13,287,777,811

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§	The DFA Short Term Investment Fund	76,781,211	$888,358,614

TOTAL INVESTMENTS — (100.0%) (Cost $13,785,010,236)			$14,176,136,425

As of April 30, 2021, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	148,382,050	EUR	121,136,174	Bank of America Corp.	05/03/21	$2,746,127
EUR	25,093,996	USD	29,908,932	JP Morgan	05/03/21	260,316
USD	134,271,112	EUR	110,681,607	State Street Bank and Trust	05/04/21	1,204,188
USD	137,802,720	EUR	114,178,105	Bank of America Corp.	05/05/21	529,523
EUR	41,810,456	USD	49,798,879	Bank of America Corp.	05/05/21	468,683
EUR	61,840,460	USD	73,724,756	Barclays Capital	05/05/21	624,329
SGD	39,953,800	USD	29,790,724	HSBC Bank	05/05/21	232,667
EUR	10,527,189	USD	12,608,551	Mellon Bank	05/05/21	47,999
EUR	5,858,856	USD	6,957,464	Citibank, N.A.	05/06/21	86,612
USD	138,076,355	EUR	114,585,740	State Street Bank and Trust	05/06/21	310,452
EUR	118,121,900	USD	138,569,179	Barclays Capital	05/07/21	3,450,933
EUR	30,197,967	USD	35,970,749	Bank of America Corp.	05/10/21	338,887
USD	134,242,050	GBP	97,094,879	Citibank, N.A.	05/10/21	147,827
EUR	19,596,435	USD	23,339,086	HSBC Bank	05/10/21	223,409
GBP	31,577,548	USD	43,389,730	Mellon Bank	05/10/21	220,879
EUR	18,622,837	USD	21,870,416	State Street Bank and Trust	05/10/21	521,437
USD	126,488,022	GBP	91,163,222	Citibank, N.A.	05/11/21	585,536
EUR	17,349,795	USD	14,896,815	Citibank, N.A.	05/11/21	247,550
USD	130,261,066	AUD	168,111,658	HSBC Bank	05/11/21	752,863
EUR	29,109,697	USD	34,703,885	JP Morgan	05/11/21	297,896
EUR	9,861,108	USD	11,667,480	Barclays Capital	05/12/21	189,846
EUR	61,269,415	USD	72,723,652	JP Morgan	05/12/21	948,738
EUR	47,162,523	USD	55,387,464	State Street Bank and Trust	05/12/21	1,322,328
EUR	77,617,344	USD	92,914,403	Bank of America Corp.	05/14/21	418,968
CAD	43,461,512	USD	35,028,821	Bank of America Corp.	05/18/21	331,040
CAD	113,468,980	USD	90,537,168	Citibank, N.A.	05/18/21	1,780,084
EUR	96,502,377	USD	113,681,489	Barclays Capital	05/19/21	2,372,230
EUR	19,645,045	USD	23,402,062	HSBC Bank	05/19/21	223,061
CAD	5,400,163	USD	4,298,559	Citibank, N.A.	05/21/21	94,988
GBP	89,119,887	USD	122,663,695	Mellon Bank	05/21/21	419,223
AUD	8,277,876	USD	6,377,176	ANZ Securities	05/25/21	287
CAD	821,174	USD	650,379	Citibank, N.A.	05/25/21	17,730
USD	103,846,152	GBP	75,115,583	State Street Bank and Trust	05/26/21	103,479
USD	206,262,495	GBP	222,160,613	State Street Bank and Trust	05/28/21	1,383,993

38

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	36,757,686	USD	50,764,018	UBS AG	05/28/21	$2,484
USD	107,529,374	EUR	89,266,642	State Street Bank and Trust	06/03/21	145,541
USD	79,736,668	GBP	57,270,746	Citibank, N.A.	06/04/21	638,240
USD	106,653,674	GBP	76,271,741	UBS AG	06/07/21	1,311,758
USD	103,828,624	GBP	74,724,505	Citibank, N.A.	06/08/21	623,245
USD	122,715,624	EUR	101,770,139	HSBC Bank	06/08/21	277,666
USD	133,556,975	GBP	96,052,630	Citibank, N.A.	06/10/21	893,302
USD	130,762,729	CAD	160,617,900	HSBC Bank	06/14/21	77,426
USD	115,506,920	NOK	943,757,748	State Street Bank and Trust	06/14/21	2,122,282
USD	101,449,389	AUD	130,081,381	State Street Bank and Trust	06/15/21	1,221,951
USD	185,983,100	SEK	673,748,695	State Street Bank and Trust	06/30/21	2,102,676
USD	267,214,089	EUR	206,098,098	State Street Bank and Trust	07/01/21	2,192,745
EUR	2,576,378	USD	3,100,436	UBS AG	07/01/21	698
USD	125,133,004	EUR	103,592,155	State Street Bank and Trust	07/19/21	394,344
USD	123,884,658	EUR	102,540,011	Citibank, N.A.	07/23/21	402,735
EUR	12,249,050	USD	14,748,655	Bank of America Corp.	07/26/21	2,951
USD	82,904,408	EUR	68,437,715	JP Morgan	07/26/21	484,449
USD	128,975,863	EUR	106,517,456	State Street Bank and Trust	07/27/21	693,595
USD	124,013,446	EUR	102,549,065	State Street Bank and Trust	07/28/21	507,887

Total Appreciation						$37,000,083
USD	128,940,125	CAD	160,087,031	Bank of America Corp.	05/03/21	$(1,301,937)
AUD	36,273,923	USD	28,032,089	Goldman Sachs International	05/03/21	(88,467)
CAD	160,087,031	USD	130,322,749	HSBC Bank	05/03/21	(80,686)
USD	193,342,624	SEK	747,709,307	State Street Bank and Trust	05/03/21	(3,445,332)
AUD	807,477,562	USD	287,642,466	State Street Bank and Trust	05/03/21	(3,331,457)
EUR	1,052,163,022	USD	249,533,857	State Street Bank and Trust	05/04/21	(3,362,488)
USD	111,328,856	NOK	941,481,415	UBS AG	05/04/21	(1,775,591)
USD	257,903,528	CAD	253,149,505	Bank of America Corp.	05/05/21	(2,286,777)
SGD	124,971,250	USD	93,942,121	Mellon Bank	05/05/21	(32,135)
GBP	95,571,921	USD	132,937,675	State Street Bank and Trust	05/05/21	(948,120)
USD	122,508,639	SGD	164,925,050	UBS AG	05/05/21	(1,424,738)
USD	125,365,146	CAD	157,032,382	Barclays Capital	05/06/21	(2,392,190)
USD	140,849,274	EUR	118,121,900	State Street Bank and Trust	05/07/21	(1,170,838)
USD	127,230,933	CAD	158,530,112	State Street Bank and Trust	05/10/21	(1,745,515)
USD	81,267,981	EUR	68,417,239	UBS AG	05/10/21	(996,004)
USD	271,474,287	EUR	280,139,882	Bank of America Corp.	05/11/21	(2,445,914)
AUD	11,951,755	USD	9,243,889	Bank of America Corp.	05/11/21	(36,614)
USD	125,179,515	CAD	157,380,794	Bank of America Corp.	05/12/21	(2,862,395)
USD	141,328,487	EUR	118,293,046	UBS AG	05/12/21	(911,021)
USD	211,073,164	CAD	269,848,500	Bank of America Corp.	05/13/21	(3,413,923)
GBP	32,384,228	USD	45,171,918	Royal Bank of Canada	05/13/21	(446,960)
USD	132,224,751	GBP	96,075,010	State Street Bank and Trust	05/13/21	(461,776)
USD	131,926,953	EUR	110,373,724	UBS AG	05/13/21	(792,718)
USD	122,578,293	AUD	161,505,324	Barclays Capital	05/14/21	(1,842,404)
USD	70,736,859	SEK	610,267,326	Citibank, N.A.	05/14/21	(1,357,439)
EUR	34,105,804	USD	41,048,156	Citibank, N.A.	05/14/21	(36,579)
USD	234,431,878	EUR	185,682,632	State Street Bank and Trust	05/14/21	(2,056,657)
USD	273,103,118	EUR	281,262,909	Bank of America Corp.	05/17/21	(4,638,336)
USD	1,874,253	CAD	2,348,287	Citibank, N.A.	05/18/21	(36,290)
USD	122,934,684	CAD	154,582,205	State Street Bank and Trust	05/18/21	(2,831,884)
USD	127,226,137	CAD	160,124,144	Bank of America Corp.	05/19/21	(3,049,564)
USD	136,920,086	EUR	116,147,422	State Street Bank and Trust	05/19/21	(2,758,756)
USD	145,157,878	EUR	123,510,375	State Street Bank and Trust	05/20/21	(3,378,581)
USD	130,777,662	CAD	164,653,693	Barclays Capital	05/21/21	(3,183,788)
USD	123,038,081	AUD	162,370,585	Citibank, N.A.	05/21/21	(2,053,459)

39

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	7,423,831	USD	10,319,155	Mellon Bank	05/21/21	$(66,148)
USD	133,133,584	GBP	96,543,718	State Street Bank and Trust	05/21/21	(202,341)
USD	133,661,581	AUD	175,203,966	Citibank, N.A.	05/24/21	(1,318,864)
AUD	27,308,389	USD	21,160,888	UBS AG	05/24/21	(121,989)
USD	125,308,322	CAD	164,124,029	Citibank, N.A.	05/25/21	(1,172,003)
USD	127,413,956	EUR	107,823,047	State Street Bank and Trust	05/25/21	(2,269,361)
USD	55,547,152	SEK	475,508,785	Bank of America Corp.	05/26/21	(633,238)
USD	128,505,049	CAD	161,798,883	Barclays Capital	05/26/21	(3,135,080)
USD	124,259,045	AUD	163,035,872	HSBC Bank	05/26/21	(1,348,094)
USD	127,898,551	EUR	107,454,558	State Street Bank and Trust	05/26/21	(1,344,121)
USD	75,741,086	GBP	55,260,089	Barclays Capital	05/27/21	(579,170)
AUD	5,927,906	USD	4,603,271	Citibank, N.A.	05/27/21	(36,233)
GBP	55,260,089	USD	76,799,206	HSBC Bank	05/27/21	(478,950)
USD	126,173,513	CAD	158,209,826	Mellon Bank	05/27/21	(2,546,809)
USD	128,300,825	AUD	166,917,355	Morgan Stanley and Co. International	05/27/21	(297,337)
AUD	11,585,983	USD	9,002,090	Bank of America Corp.	05/28/21	(75,856)
GBP	5,977,021	USD	8,319,958	HSBC Bank	05/28/21	(65,019)
USD	109,755,030	NOK	926,926,900	JP Morgan	05/28/21	(1,605,136)
USD	324,949,467	SEK	868,694,693	State Street Bank and Trust	05/28/21	(3,408,870)
USD	115,985,425	GBP	84,288,162	State Street Bank and Trust	06/01/21	(426,925)
USD	148,510,981	EUR	123,992,991	Bank of America Corp.	06/02/21	(644,172)
USD	26,784,619	SEK	226,711,714	HSBC Bank	06/02/21	(2,540)
GBP	55,945,862	USD	77,980,061	HSBC Bank	06/02/21	(711,774)
USD	77,079,747	GBP	55,945,862	UBS AG	06/02/21	(188,540)
GBP	57,270,746	USD	79,608,651	HSBC Bank	06/04/21	(510,223)
USD	126,109,733	CAD	156,890,244	Citibank, N.A.	06/07/21	(1,540,172)
USD	119,282,221	CAD	148,892,076	Bank of America Corp.	06/09/21	(1,860,828)
USD	126,343,486	CAD	156,733,112	Bank of America Corp.	06/10/21	(1,179,611)
USD	64,264,421	CAD	79,600,225	UBS AG	06/11/21	(501,056)
EUR	57,967,079	USD	70,369,286	Goldman Sachs International	07/01/21	(595,479)
EUR	13,152,931	USD	15,968,458	JP Morgan	07/01/21	(136,539)
EUR	56,188,665	USD	68,120,081	Citibank, N.A.	07/26/21	(451,728)

Total (Depreciation)						$(92,431,539)

Total Appreciation (Depreciation)						$(55,431,456)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,184,811,382	—	$1,184,811,382
Austria	—	16,077,710	—	16,077,710
Belgium	—	250,867,903	—	250,867,903
Canada	—	2,517,579,340	—	2,517,579,340
Denmark	—	89,323,550	—	89,323,550
Finland	—	263,598,809	—	263,598,809
France	—	654,540,486	—	654,540,486

40

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$684,889,598	—	$684,889,598
Japan	—	301,526,121	—	301,526,121
Netherlands	—	624,760,110	—	624,760,110
Norway	—	271,916,040	—	271,916,040
Singapore	—	79,997,787	—	79,997,787
Supranational Organization Obligations	—	1,728,083,487	—	1,728,083,487
Sweden	—	454,818,317	—	454,818,317
Switzerland	—	124,999,570	—	124,999,570
United Kingdom	—	41,565,497	—	41,565,497
United States	—	641,858,005	—	641,858,005
U.S. Treasury Obligations	—	3,206,548,202	—	3,206,548,202
Certificates of Deposit
Australia	—	100,015,897	—	100,015,897
Sweden	—	50,000,000	—	50,000,000
Securities Lending Collateral	—	888,358,614	—	888,358,614
Forward Currency Contracts**	—	(55,431,456)	—	(55,431,456)

TOTAL	—	$14,120,704,969	—	$14,120,704,969

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

41

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (97.7%)
AUSTRALIA — (8.1%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$15,632,368
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	61,500	54,593,293
Ω	1.750%, 08/21/31	AUD	7,000	5,307,584
Ω	1.750%, 07/20/34	AUD	7,000	5,033,756
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	4,468,162
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	9,483,761
	2.250%, 11/20/34	AUD	51,500	39,245,377
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	7,408,376

TOTAL AUSTRALIA				141,172,677

BELGIUM — (0.7%)
Kingdom of Belgium Government Bond
	1.250%, 04/22/33	EUR	9,000	12,146,370

CANADA — (13.4%)
CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	1,000	1,374,923
	1.500%, 03/04/33	EUR	31,520	42,851,942
Province of Alberta Canada
	2.050%, 06/01/30	CAD	9,000	7,256,380
	3.500%, 06/01/31	CAD	28,000	25,330,871
	3.900%, 12/01/33	CAD	36,000	33,614,156
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	5,000	5,532,604
Province of Ontario Canada
	6.200%, 06/02/31	CAD	1,000	1,111,223
	5.850%, 03/08/33	CAD	45,000	49,696,050
	5.600%, 06/02/35	CAD	13,000	14,436,066
Province of Quebec Canada
	0.000%, 10/15/29	EUR	10,000	11,871,710
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	36,200	40,770,834

TOTAL CANADA				233,846,759

FINLAND — (5.8%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	60,499,679

		Face Amount^	Value†
		(000)
FINLAND — (Continued)
Kuntarahoitus Oyj
1.250%, 02/23/33	EUR	30,511	$41,055,415

TOTAL FINLAND			101,555,094

FRANCE — (20.9%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	29,796,129
Agence Francaise de Developpement
0.875%, 05/25/31	EUR	5,500	7,003,748
1.375%, 07/05/32	EUR	13,000	17,350,401
France Republic Government Bond OAT
4.750%, 04/25/35	EUR	29,000	55,952,364
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	82,000	110,197,722
SNCF Reseau
5.250%, 12/07/28	GBP	16,713	29,938,527
1.125%, 05/25/30	EUR	8,000	10,336,654
5.000%, 10/10/33	EUR	11,000	20,325,165
Societe Nationale SNCF SA
5.375%, 03/18/27	GBP	4,226	7,214,153
1.500%, 02/02/29	EUR	20,000	26,301,375
0.625%, 04/17/30	EUR	26,000	32,199,997
Unedic Asseo
1.500%, 04/20/32	EUR	9,000	12,284,318
1.250%, 05/25/33	EUR	3,400	4,529,017

TOTAL FRANCE			363,429,570

GERMANY — (5.8%)
Bundesrepublik Deutschland Bundesanleihe
0.000%, 05/15/35	EUR	10,000	11,961,783
Deutsche Bahn Finance GMBH
1.625%, 08/16/33	EUR	4,773	6,458,327
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32	GBP	22,000	44,766,444
0.050%, 09/29/34	EUR	10,000	11,698,610
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	9,000	13,522,365
1.100%, 03/13/34	EUR	10,000	13,210,824

TOTAL GERMANY			101,618,353

42

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (1.7%)
	BNG Bank NV
	3.300%, 04/26/29	AUD	25,000	$21,472,770
	Nederlandse Waterschapsbank NV
	0.500%, 04/29/30	EUR	6,500	8,144,431

	TOTAL NETHERLANDS			29,617,201

NEW ZEALAND — (4.0%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	82,000	68,693,379

	NORWAY — (6.3%)
	Equinor ASA
	6.875%, 03/11/31	GBP	19,124	38,853,820
	Norway Government Bond
Ω	1.750%, 09/06/29	NOK	449,224	55,611,708
Ω	1.375%, 08/19/30	NOK	128,000	15,299,721

	TOTAL NORWAY			109,765,249

	SINGAPORE — (3.6%)
	Singapore Government Bond
	2.875%, 09/01/30	SGD	9,000	7,495,142
	3.375%, 09/01/33	SGD	62,000	54,510,614

	TOTAL SINGAPORE			62,005,756

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.8%)
	Asian Development Bank
	2.350%, 06/21/27	JPY	1,830,000	19,345,853
	EUROFIMA
	3.350%, 05/21/29	AUD	15,000	12,773,799
	0.150%, 10/10/34	EUR	30,000	34,623,708
	European Financial Stability Facility
	1.250%, 05/24/33	EUR	30,000	40,741,518
	European Investment Bank
	1.900%, 01/26/26	JPY	2,297,800	23,013,028
	2.150%, 01/18/27	JPY	517,100	5,335,536
	1.375%, 05/12/28	SEK	110,000	13,636,723
	5.625%, 06/07/32	GBP	5,800	11,680,726
	European Stability Mechanism
	1.200%, 05/23/33	EUR	38,500	51,875,998

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	10,000	$13,619,228
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	13,396,427

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			240,042,544

SWEDEN — (1.3%)
Sweden Government Bond
2.250%, 06/01/32	SEK	165,000	23,170,225

UNITED KINGDOM — (12.3%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	16,700	29,924,096
United Kingdom Gilt
4.250%, 06/07/32	GBP	18,650	34,619,040
4.500%, 09/07/34	GBP	17,000	33,442,467
0.625%, 07/31/35	GBP	90,000	115,185,164

TOTAL UNITED KINGDOM			213,170,767

TOTAL BONDS			1,700,233,944

U.S. TREASURY OBLIGATIONS — (2.3%)
U.S. Treasury Notes
0.500%, 10/31/27		41,000	39,153,399

TOTAL INVESTMENT SECURITIES (Cost $1,656,188,237)			1,739,387,343

TOTAL INVESTMENTS — (100.0%) (Cost $1,656,188,237)			$1,739,387,343

43

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2021, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	1,851,739	USD	1,293,293	ANZ Securities	05/18/21	$31,728
USD	750,015	NZD	1,045,311	ANZ Securities	05/18/21	2,037
AUD	2,418,367	USD	1,837,967	Bank of America Corp.	05/18/21	25,134
USD	51,883,507	GBP	37,525,093	UBS AG	05/26/21	57,331
USD	13,408,592	EUR	11,085,129	Bank of America Corp.	06/01/21	74,197
USD	87,654,607	AUD	113,082,422	State Street Bank and Trust	06/01/21	530,380
USD	93,189,032	EUR	359,634,092	Bank of America Corp.	06/04/21	392,523
USD	139,847,320	GBP	100,648,307	Citibank, N.A.	06/08/21	837,411
USD	97,340,583	EUR	80,708,445	State Street Bank and Trust	06/08/21	241,598
USD	72,488,361	NOK	600,577,819	State Street Bank and Trust	06/10/21	334,259
SGD	1,038,992	USD	771,968	State Street Bank and Trust	06/23/21	8,655
USD	87,158,843	EUR	72,150,882	UBS AG	07/19/21	279,635
USD	75,302,771	EUR	62,333,124	Citibank, N.A.	07/23/21	239,252

Total Appreciation						$3,054,140
USD	51,688,286	CAD	64,439,730	Bank of America Corp.	05/10/21	$(738,394)
USD	136,631,498	GBP	99,264,030	State Street Bank and Trust	05/13/21	(459,295)
USD	77,381,055	CAD	97,638,556	Bank of America Corp.	05/17/21	(2,056,557)
USD	2,036,105	CAD	2,545,732	State Street Bank and Trust	05/17/21	(35,073)
USD	67,994,796	NZD	97,335,796	Bank of America Corp.	05/18/21	(1,654,346)
USD	1,842,519	AUD	2,415,646	Citibank, N.A.	05/18/21	(18,486)
USD	87,698,925	AUD	115,213,074	UBS AG	05/18/21	(1,060,812)
USD	164,682,237	JPY	5,358,754,573	State Street Bank and Trust	05/21/21	(3,276,317)
USD	26,871,292	GBP	19,527,255	State Street Bank and Trust	05/26/21	(97,941)
USD	46,610,126	EUR	38,870,539	Bank of America Corp.	06/01/21	(147,571)
USD	45,765,082	CAD	56,742,313	Bank of America Corp.	06/10/21	(402,287)
USD	766,638	SGD	1,028,627	ANZ Securities	06/23/21	(6,197)
USD	61,863,348	SGD	83,260,142	State Street Bank and Trust	06/23/21	(692,213)
USD	112,598,086	EUR	94,402,084	State Street Bank and Trust	07/09/21	(1,051,082)
USD	114,824,615	EUR	95,458,334	State Street Bank and Trust	07/20/21	(122,218)

Total (Depreciation)						$(11,818,789)

Total Appreciation (Depreciation)						$(8,764,649)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$141,172,677	—	$141,172,677
Belgium	—	12,146,370	—	12,146,370
Canada	—	233,846,759	—	233,846,759
Finland	—	101,555,094	—	101,555,094
France	—	363,429,570	—	363,429,570
Germany	—	101,618,353	—	101,618,353
Netherlands	—	29,617,201	—	29,617,201
New Zealand	—	68,693,379	—	68,693,379

44

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$109,765,249	—	$109,765,249
Singapore	—	62,005,756	—	62,005,756
Supranational Organization Obligations	—	240,042,544	—	240,042,544
Sweden	—	23,170,225	—	23,170,225
United Kingdom	—	213,170,767	—	213,170,767
U.S. Treasury Obligations	—	39,153,399	—	39,153,399
Forward Currency Contracts**	—	(8,764,649)	—	(8,764,649)

TOTAL	—	$1,730,622,694	—	$1,730,622,694

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

45

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Notes
¥0.375%, 11/30/25	102,250	$100,492,578
¥0.375%, 12/31/25	200,000	196,304,688
¥0.375%, 01/31/26	200,000	196,039,062
¥1.625%, 02/15/26	190,000	197,303,125
¥0.500%, 02/28/26	201,000	197,985,000
¥2.500%, 02/28/26	172,000	185,807,032
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.075%, 10/31/22	167,750	167,834,038
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.134%, 04/30/22	260,500	260,761,894
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.174%, 01/31/22	248,500	248,771,322
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.320%, 10/31/21	30,400	30,445,238

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 1,790,965,729)		1,781,743,977

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	5,392,262	5,392,262

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,796,357,991)		$1,787,136,239

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,781,743,977	—	$1,781,743,977
Temporary Cash Investments	$5,392,262	—	—	5,392,262

TOTAL	$5,392,262	$1,781,743,977	—	$1,787,136,239

See accompanying Notes to Financial Statements.

46

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (25.2%)
Federal Home Loan Bank
5.375%, 08/15/24	19,950	$23,164,483
5.365%, 09/09/24	1,400	1,631,172
2.875%, 09/13/24	6,500	7,021,204
3.125%, 06/13/25	11,480	12,608,329
3.125%, 09/12/25	43,715	48,074,505
4.375%, 03/13/26	14,080	16,467,171
5.750%, 06/12/26	31,080	38,607,895
1.875%, 09/11/26	2,500	2,616,713
3.000%, 09/11/26	62,930	69,620,501
2.125%, 12/11/26	30,250	32,058,563
2.500%, 12/10/27	97,640	105,040,639
3.000%, 03/10/28	51,070	56,565,331
3.250%, 06/09/28	202,360	228,526,358
3.250%, 11/16/28	245,180	277,460,472
2.125%, 09/14/29	11,305	11,806,752
2.125%, 12/14/29	28,270	29,536,030
Tennessee Valley Authority
2.875%, 09/15/24	87,775	94,944,272
6.750%, 11/01/25	57,282	72,291,499
2.875%, 02/01/27	170,019	186,491,269
7.125%, 05/01/30	120,440	175,697,061
4.650%, 06/15/35	2,635	3,423,246

TOTAL AGENCY OBLIGATIONS		1,493,653,465

U.S. TREASURY OBLIGATIONS — (74.5%)
U.S. Treasury Bonds
6.750%, 08/15/26	80,183	104,362,926
6.500%, 11/15/26	15,000	19,475,391
6.625%, 02/15/27	5,000	6,579,297
6.125%, 11/15/27	20,000	26,233,594
5.500%, 08/15/28	5,000	6,453,125
5.250%, 11/15/28	69,132	88,448,581
5.250%, 02/15/29	10,000	12,853,125
6.125%, 08/15/29	6,278	8,591,296
6.250%, 05/15/30	87,039	122,110,158
5.375%, 02/15/31	197,250	265,601,749
U.S. Treasury Notes
2.250%, 11/15/25	8,500	9,075,410
1.625%, 02/15/26	46,000	47,768,125
2.500%, 02/28/26	30,000	32,408,203
2.250%, 03/31/26	23,000	24,574,062
2.375%, 04/30/26	63,000	67,715,156
1.625%, 05/15/26	148,000	153,555,781
2.125%, 05/31/26	25,000	26,560,547
1.875%, 06/30/26	5,000	5,248,828
1.875%, 07/31/26	5,000	5,247,266
1.500%, 08/15/26	100,000	102,949,219

	Face Amount	Value†
	(000)
1.375%, 08/31/26	11,000	$11,252,656
1.625%, 09/30/26	19,000	19,672,422
1.625%, 10/31/26	31,000	32,074,102
2.000%, 11/15/26	122,550	129,223,230
1.500%, 01/31/27	5,000	5,130,078
2.250%, 02/15/27	161,500	172,426,484
1.125%, 02/28/27	5,000	5,019,336
0.625%, 03/31/27	5,000	4,869,922
0.500%, 04/30/27	5,000	4,824,609
2.375%, 05/15/27	121,000	130,051,367
0.500%, 05/31/27	5,000	4,815,625
0.500%, 06/30/27	5,000	4,807,812
0.375%, 07/31/27	5,000	4,761,719
2.250%, 08/15/27	160,400	171,020,235
0.500%, 08/31/27	5,000	4,791,602
0.375%, 09/30/27	5,000	4,743,945
0.500%, 10/31/27	7,000	6,684,727
2.250%, 11/15/27	32,000	34,085,000
0.625%, 11/30/27	5,000	4,806,836
2.750%, 02/15/28	86,750	95,184,404
2.875%, 05/15/28	146,000	161,478,280
2.875%, 08/15/28	10,750	11,898,486
3.125%, 11/15/28	21,000	23,634,844
2.625%, 02/15/29	100,000	108,949,219
2.375%, 05/15/29	261,000	279,443,320
1.625%, 08/15/29	217,500	220,133,790
1.750%, 11/15/29	105,000	107,177,930
1.500%, 02/15/30	389,000	387,814,764
0.625%, 05/15/30	461,500	424,580,000
0.625%, 08/15/30	364,750	334,259,180
0.875%, 11/15/30	270,000	252,492,187
1.125%, 02/15/31	122,000	116,510,000

TOTAL U.S. TREASURY OBLIGATIONS		4,414,429,950

TOTAL INVESTMENT SECURITIES (Cost $5,818,142,477)		5,908,083,415

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	19,562,739	19,562,739

TOTAL INVESTMENTS — (100.0%) (Cost $5,837,705,216)		$5,927,646,154

47

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,493,653,465	—	$1,493,653,465
U.S. Treasury Obligations	—	4,414,429,950	—	4,414,429,950
Temporary Cash Investments	$19,562,739	—	—	19,562,739

TOTAL	$19,562,739	$5,908,083,415	—	$5,927,646,154

See accompanying Notes to Financial Statements.

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face Amount	Value†
			(000)
	BONDS — (78.7%)
	3M Co.
	1.875%, 11/15/21	EUR	2,730	$3,322,374
	0.375%, 02/15/22	EUR	2,200	2,655,466
	Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	23,016	28,395,958
	AbbVie, Inc.
	3.250%, 10/01/22		18,630	19,253,535
	2.900%, 11/06/22		3,252	3,372,768
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	17,291	21,147,941
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
#	1.750%, 01/30/26		6,200	6,078,955
	4.450%, 04/03/26		410	449,825
	Aetna, Inc.
	2.750%, 11/15/22		2,000	2,057,618
	3.500%, 11/15/24		1,236	1,338,810
	Aflac, Inc.
	3.625%, 06/15/23		706	754,374
	African Development Bank
	0.875%, 03/23/26		85,000	84,691,413
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.194%, 12/15/21		25,000	25,004,160
	Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		15,200	14,938,864
	Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.296%, 06/07/21		21,000	21,003,416
	Airbus Finance BV
Ω	2.700%, 04/17/23		7,000	7,281,831
	Aker BP ASA
#Ω	2.875%, 01/15/26		2,700	2,805,694
	Albemarle Corp.
	4.150%, 12/01/24		3,455	3,805,009
	Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		3,445	3,536,992
	Altria Group, Inc.
	1.000%, 02/15/23	EUR	17,875	21,797,334

		Face Amount	Value†
		(000)
American Express Co.
2.500%, 08/01/22		1,220	$1,251,059
2.650%, 12/02/22		12,256	12,707,787
American Honda Finance Corp.
1.375%, 11/10/22	EUR	5,000	6,167,036
0.550%, 03/17/23	EUR	4,193	5,115,801
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r) 0.527%, 06/11/21		8,767	8,770,588
American International Group, Inc.
1.500%, 06/08/23	EUR	7,600	9,404,010
4.125%, 02/15/24		12,338	13,494,786
3.750%, 07/10/25		7,821	8,602,285
AmerisourceBergen Corp.
3.400%, 05/15/24		4,200	4,500,633
Analog Devices, Inc.
3.900%, 12/15/25		3,050	3,396,265
Anthem, Inc.
3.125%, 05/15/22		2,235	2,299,725
ANZ New Zealand International, Ltd.
0.400%, 03/01/22	EUR	9,750	11,801,526
Apple, Inc.
1.125%, 05/11/25		5,000	5,059,920
0.700%, 02/08/26		19,200	18,963,473
Ares Capital Corp.
3.250%, 07/15/25		2,803	2,928,792
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	1,071,300
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,200	2,670,341
Asian Development Bank
0.370%, 06/26/23	SEK	80,000	9,516,332
0.500%, 02/04/26		12,703	12,480,186
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.194%, 12/15/21		100,000	100,012,910
Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r) 0.310%, 05/28/24		59,250	59,250,000

49

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Asian Development Bank, Floating Rate Note, SONIO/N + 0.260%, FRN
(r) 0.310%, 02/01/22	GBP	7,000	$9,680,978
Asian Development Bank, Floating Rate Note, SONIO/N + 0.290%, FRN
(r) 0.339%, 03/19/24	GBP	9,250	12,832,731
Assurant, Inc.
4.000%, 03/15/23		8,305	8,820,618
4.200%, 09/27/23		6,000	6,476,944
AstraZeneca P.L.C.
0.700%, 04/08/26		960	933,817
AT&T, Inc.
2.500%, 03/15/23	EUR	15,000	18,829,285
1.950%, 09/15/23	EUR	5,200	6,531,024
Australia & New Zealand Banking Group, Ltd.
3.300%, 03/07/22	AUD	22,166	17,516,318
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.750%, FRN
(r) 0.792%, 07/16/21	AUD	6,000	4,628,543
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.760%, FRN
(r) 0.802%, 01/16/25	AUD	28,500	22,269,341
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r) 0.814%, 01/18/23	AUD	3,000	2,334,699
(r) 0.800%, 08/29/24	AUD	10,000	7,822,875
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.820%, FRN
(r) 0.857%, 12/06/21	AUD	3,000	2,320,850
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 1.130%, FRN
(r) 1.140%, 08/16/21	AUD	4,500	3,476,956
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r) 0.652%, 05/17/21		12,500	12,502,287

			Face Amount	Value†
			(000)
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω	1.045%, 11/23/21		2,050	$2,059,567
(r)	1.045%, 11/23/21		10,000	10,046,666
	Australia Government Bond
	0.250%, 11/21/25	AUD	37,100	28,113,192
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,033,855
	AutoZone, Inc.
	2.875%, 01/15/23		22,501	23,287,732
	Avnet, Inc.
	4.875%, 12/01/22		4,291	4,553,383
	Banco Santander SA
	3.848%, 04/12/23		25,400	27,001,548
	Bank of America Corp.
	5.700%, 01/24/22		9,171	9,536,820
	3.228%, 06/22/22	CAD	4,130	3,460,881
	3.300%, 01/11/23		563	591,459
	Bank of Montreal
	1.900%, 08/27/21		5,254	5,282,846
	1.610%, 10/28/21	CAD	12,500	10,236,444
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	0.955%, 10/06/22	AUD	8,500	6,610,180
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	1.027%, 09/07/23	AUD	9,000	7,039,927
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r)	0.980%, 08/27/21		4,608	4,619,388
	Bank of New Zealand
Ω	1.000%, 03/03/26		3,000	2,956,887
	Bank of Nova Scotia
	3.400%, 02/11/24		2,801	3,015,692
	Bank of Nova Scotia, Floating Rate Note, BBSW3M + 0.760%, FRN
(r)	0.797%, 09/07/21	AUD	5,000	3,860,458
	Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	59,500	48,866,823
#	2.700%, 03/07/22		3,305	3,375,689
	Barclays P.L.C.
	3.200%, 08/10/21		12,000	12,093,960
	1.500%, 04/01/22	EUR	1,764	2,153,852
	3.650%, 03/16/25		11,000	11,887,780
	BAT International Finance P.L.C.
	3.625%, 11/09/21	EUR	1,078	1,321,785

50

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount	Value†
			(000)
	2.375%, 01/19/23	EUR	12,041	$15,055,484
	0.875%, 10/13/23	EUR	3,487	4,262,423
	7.250%, 03/12/24	GBP	2,443	3,945,376
	Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	17,005	21,101,538
	Bayer U.S. Finance LLC
#Ω	3.375%, 10/08/24		1,000	1,078,983
	Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,468,280
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	4,000	4,877,366
	Biogen, Inc.
	3.625%, 09/15/22		6,426	6,726,973
	BMW Finance NV
	0.500%, 11/22/22	EUR	4,200	5,114,748
	0.375%, 07/10/23	EUR	3,000	3,653,565
	0.625%, 10/06/23	EUR	12,085	14,818,574
	BMW US Capital LLC
	0.625%, 04/20/22	EUR	2,000	2,427,596
Ω	2.800%, 04/11/26		2,026	2,156,327
	BMW US Capital LLC,
		Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	0.698%, 08/13/21		11,407	11,422,759
	BNG Bank NV
	0.050%, 07/11/23	EUR	4,000	4,870,054
	BNP Paribas SA
	2.875%, 10/24/22	EUR	5,000	6,302,974
	1.125%, 11/22/23	EUR	15,500	19,243,112
	1.000%, 06/27/24	EUR	8,000	9,920,733
	Boeing Co. (The)
	2.200%, 10/30/22		3,900	3,965,796
	2.800%, 03/01/23		4,000	4,143,546
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	9,534,726
	3.650%, 03/15/25		5,000	5,466,716
	BP Capital Markets America, Inc.
	2.112%, 09/16/21		1,000	1,005,347
	BP Capital Markets P.L.C.
#	2.500%, 11/06/22		2,000	2,062,867
	BPCE SA
	2.750%, 12/02/21		1,000	1,014,415
	1.125%, 12/14/22	EUR	2,500	3,077,813
	1.125%, 01/18/23	EUR	1,600	1,965,688
	0.625%, 09/26/23	EUR	10,000	12,285,765
Ω	2.375%, 01/14/25		14,627	15,192,184
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	1,600	1,936,672
	1.125%, 03/10/23	EUR	10,326	12,726,131
	0.875%, 09/26/23	EUR	15,480	19,031,169

			Face Amount	Value†
			(000)
Broadcom, Inc.
	4.700%, 04/15/25		32,760	$36,953,479
	4.250%, 04/15/26		3,000	3,348,163
Brown & Brown, Inc.
	4.200%, 09/15/24		4,094	4,499,529
Bunge, Ltd. Finance Corp.
#	3.000%, 09/25/22		600	617,911
	4.350%, 03/15/24		36,460	39,926,056
	1.630%, 08/17/25		800	809,501
Caisse d’Amortissement de la Dette Sociale
	0.125%, 11/25/22	EUR	20,000	24,281,211
#Ω	0.625%, 02/18/26		29,000	28,559,421
Campbell Soup Co.
#	3.950%, 03/15/25		7,000	7,701,348
Canada Housing Trust No 1, Floating Rate Note, 3M
	CDOR - 0.035%, FRN
(r)Ω	0.403%, 09/15/25	CAD	10,000	8,195,965
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.040%, FRN
(r)Ω	0.398%, 03/15/25	CAD	53,000	43,413,733
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω	0.388%, 03/15/24	CAD	25,000	20,445,409
Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	5,000	4,127,975
	0.750%, 03/22/23	EUR	24,900	30,535,575
	0.375%, 05/03/24	EUR	2,880	3,508,648
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		5,215	5,409,893
	3.900%, 02/01/25		3,389	3,674,730
	2.050%, 07/15/25		1,109	1,131,847
Capital One Financial Corp.
	3.750%, 04/24/24		1,959	2,134,083
	0.800%, 06/12/24	EUR	5,125	6,294,508
	3.200%, 02/05/25		17,612	18,973,389
Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	6,389,835
Carrier Global Corp.
	2.242%, 02/15/25		4,000	4,172,239
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	0.582%, 05/17/21		3,935	3,935,635
Charles Schwab Corp. (The)
#	0.900%, 03/11/26		4,000	3,955,662
Chevron Corp.
#	2.498%, 03/03/22		540	549,101

51

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
3.326%, 11/17/25		4,000	$4,394,390
Chevron USA, Inc.
3.900%, 11/15/24		6,000	6,629,815
Church & Dwight Co., Inc.
2.875%, 10/01/22		7,000	7,238,078
Cigna Corp.
3.250%, 04/15/25		1,260	1,359,500
Citigroup, Inc.
0.750%, 10/26/23	EUR	26,478	32,487,274
Citizens Bank NA
2.650%, 05/26/22		8,635	8,831,711
CNA Financial Corp.
3.950%, 05/15/24		11,000	11,938,280
CNH Industrial Capital LLC
4.375%, 04/05/22		200	206,823
1.950%, 07/02/23		4,000	4,112,049
4.200%, 01/15/24		2,570	2,796,720
Coca-Cola European Partners P.L.C.
2.625%, 11/06/23	EUR	4,620	5,898,544
Comcast Cable
Communications Holdings, Inc.
9.455%, 11/15/22		11,000	12,538,269
Comerica, Inc.
3.700%, 07/31/23		3,000	3,207,321
Commonwealth Bank of Australia
2.900%, 07/12/21	AUD	8,610	6,667,605
3.250%, 01/17/22	AUD	18,780	14,775,906
#Ω 2.750%, 03/10/22		11,500	11,748,883
3.250%, 03/31/22	AUD	3,200	2,532,272
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r) 0.940%, 08/16/23	AUD	13,000	10,180,973
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR +
0.830%, FRN
(r) 1.006%, 09/06/21		3,500	3,509,845
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,553,925
Constellation Brands, Inc.
2.700%, 05/09/22		4,935	5,037,949
3.200%, 02/15/23		5,191	5,425,419
Cooperatieve Rabobank UA
0.125%, 10/11/21	EUR	2,750	3,315,351
2.750%, 01/10/22		4,928	5,013,619
4.000%, 01/11/22	EUR	2,500	3,099,159
3.875%, 02/08/22		15,799	16,236,306
4.750%, 06/06/22	EUR	3,000	3,811,879
0.500%, 12/06/22	EUR	3,496	4,261,698

		Face Amount	Value†
		(000)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.310%, 01/12/24		3,925	$3,927,646
Corporate Office Properties LP
2.250%, 03/15/26		8,645	8,866,087
Cox Communications, Inc.
Ω 3.250%, 12/15/22		770	804,377
Ω 3.850%, 02/01/25		2,000	2,183,215
Credit Agricole SA
0.750%, 12/05/23	EUR	2,000	2,468,267
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	10,220	12,441,807
3.750%, 03/26/25		7,157	7,759,149
CVS Health Corp.
2.750%, 12/01/22		2,120	2,186,700
3.875%, 07/20/25		1,000	1,107,969
Daimler AG
1.400%, 01/12/24	EUR	1,355	1,694,764
Daimler Finance North America LLC
Ω 2.700%, 06/14/24		3,000	3,159,831
Ω 3.300%, 05/19/25		200	216,075
Ω 1.450%, 03/02/26		11,745	11,780,742
Daimler International Finance BV
0.200%, 09/13/21	EUR	6,893	8,303,515
0.625%, 02/27/23	EUR	8,000	9,767,538
2.000%, 09/04/23	GBP	2,000	2,840,935
Daiwa Securities Group, Inc.
Ω 3.129%, 04/19/22		11,000	11,278,172
Danone SA
2.077%, 11/02/21		5,000	5,036,520
Danske Bank A.S.
0.875%, 05/22/23	EUR	3,000	3,675,241
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,645	1,984,077
4.375%, 09/23/21	EUR	175	214,356
Dexia Credit Local SA
0.625%, 01/21/22	EUR	750	909,261
0.250%, 06/02/22	EUR	8,000	9,699,635
0.750%, 01/25/23	EUR	1,200	1,473,862
Discover Financial Services
4.500%, 01/30/26		403	456,776
Discovery Communications LLC
3.450%, 03/15/25		1,200	1,289,549
Dollar General Corp.
3.250%, 04/15/23		8,009	8,390,648
Dollar Tree, Inc.
3.700%, 05/15/23		6,702	7,112,918

52

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Dow Chemical Co. (The)
3.500%, 10/01/24		595	$642,460
DTE Energy Co.
2.600%, 06/15/22		3,418	3,495,162
DuPont de Nemours, Inc.
# 2.169%, 05/01/23		46,250	46,419,978
DXC Technology Co.
4.250%, 04/15/24		2,000	2,175,800
4.125%, 04/15/25		24,250	26,620,791
E*TRADE Financial Corp.
2.950%, 08/24/22		4,060	4,184,903
Eastern Energy Gas, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r) 0.784%, 06/15/21		18,669	18,680,427
Eaton Corp.
2.750%, 11/02/22		1,285	1,330,213
Edison International
2.400%, 09/15/22		2,600	2,652,079
2.950%, 03/15/23		2,000	2,070,456
4.950%, 04/15/25		34,815	38,986,160
Electricite de France SA
2.750%, 03/10/23	EUR	11,700	14,848,155
Enbridge, Inc.
2.900%, 07/15/22		18,189	18,682,095
3.190%, 12/05/22	CAD	5,000	4,216,694
# 2.500%, 01/15/25		6,000	6,276,657
Enel Finance International N.V.
Ω 4.250%, 09/14/23		2,000	2,159,422
Enel Finance International NV
Ω 2.875%, 05/25/22		2,200	2,253,138
5.000%, 09/14/22	EUR	2,000	2,578,806
Energy Transfer L.P.
3.450%, 01/15/23		3,537	3,667,229
3.600%, 02/01/23		850	884,406
Eni SpA
1.750%, 01/18/24	EUR	4,406	5,571,852
Enterprise Products Operating LLC
3.350%, 03/15/23		3,960	4,143,649
3.700%, 02/15/26		1,071	1,183,014
Equifax, Inc.
3.950%, 06/15/23		10,000	10,696,748
Equinor ASA
1.750%, 01/22/26		10,100	10,400,452
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		15,000	16,453,136
EUROFIMA, Floating Rate Note, 3M USD LIBOR +
0.100%, FRN
(r) 0.277%, 03/11/22		18,458	18,468,706

		Face Amount	Value†
		(000)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r) 0.200%, 04/14/26		142,000	$141,873,721
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.270%, 03/13/23		1,450	1,453,828
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.280%, FRN
(r) 0.290%, 10/15/24		48,500	48,711,460
European Investment Bank
0.500%, 07/19/22	SEK	40,000	4,754,007
European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r) 0.260%, 01/30/23		32,000	32,079,040
European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r) 0.291%, 03/05/24		122,250	122,692,545
(r)Ω 0.291%, 03/05/24		25,000	25,090,500
European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r) 0.399%, 06/29/23	GBP	1,653	2,295,134
European Investment Bank, Floating Rate Note, SONIO/N + 1.000%, FRN
(r) 1.049%, 09/08/25	GBP	5,000	7,161,432
Exelon Corp.
3.950%, 06/15/25		3,300	3,636,417
Exelon Generation Co. LLC
3.400%, 03/15/22		1,600	1,636,262
# 3.250%, 06/01/25		14,000	15,052,126
Expedia Group, Inc.
5.000%, 02/15/26		17,000	19,315,583
FedEx Corp.
0.700%, 05/13/22	EUR	4,060	4,929,750
1.000%, 01/11/23	EUR	21,955	26,853,879
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		27,262	31,364,658
Fidelity National Information Services, Inc.
1.150%, 03/01/26		15,200	15,048,152

53

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Flex, Ltd.
# 4.750%, 06/15/25		2,050	$2,288,475
3.750%, 02/01/26		8,000	8,691,363
GATX Corp.
4.750%, 06/15/22		12,125	12,679,705
GE Capital Funding LLC
Ω 3.450%, 05/15/25		21,523	23,355,124
General Dynamics Corp., Floating Rate Note, 3M USD LIBOR + 0.380%, FRN
(r) 0.583%, 05/11/21		15,000	15,001,112
General Electric Co.
0.375%, 05/17/22	EUR	1,500	1,812,893
3.375%, 03/11/24		731	785,870
General Mills, Inc.
1.000%, 04/27/23	EUR	5,922	7,272,896
General Motors Co.
6.125%, 10/01/25		3,000	3,560,416
General Motors Financial Co., Inc.
3.200%, 07/06/21		7,234	7,251,752
3.450%, 01/14/22		12,773	12,994,896
3.250%, 01/05/23		1,300	1,352,807
2.750%, 06/20/25		19,100	20,100,710
Georgia Power Co.
3.250%, 04/01/26		3,300	3,561,505
Gilead Sciences, Inc.
3.650%, 03/01/26		4,000	4,415,481
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/23		5,700	5,949,031
Glencore Funding LLC
Ω 4.625%, 04/29/24		16,455	18,179,731
Ω 1.625%, 09/01/25		6,626	6,668,527
Glencore Funding, LLC
Ω 4.125%, 03/12/24		2,145	2,321,611
Global Payments, Inc.
3.750%, 06/01/23		1,000	1,058,513
# 2.650%, 02/15/25		10,500	11,079,673
1.200%, 03/01/26		1,750	1,731,126
Goldman Sachs Group, Inc. (The)
2.500%, 10/18/21	EUR	9,411	11,466,844
3.250%, 02/01/23	EUR	12,360	15,753,772
3.500%, 01/23/25		10,000	10,854,064
Halliburton Co.
3.500%, 08/01/23		2,800	2,967,201
Harley-Davidson Financial Services, Inc.
Ω 3.550%, 05/21/21		3,000	3,004,565
Ω 2.550%, 06/09/22		11,012	11,200,378
#Ω 3.350%, 02/15/23		500	522,544

		Face Amount	Value†
		(000)
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		20,200	$21,923,507
4.650%, 10/01/24		19,768	22,113,006
4.900%, 10/15/25		2,000	2,280,956
HP, Inc.
2.200%, 06/17/25		19,000	19,763,996
HSBC Holdings P.L.C.
4.300%, 03/08/26		4,000	4,505,556
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r) 1.848%, 05/25/21		27,826	27,853,277
Humana, Inc.
3.850%, 10/01/24		17,000	18,551,327
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.635%, 04/14/23	CAD	1,920	1,574,348
Iberdrola International BV
1.750%, 09/17/23	EUR	3,000	3,779,173
ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r) 0.000%, 11/26/21	EUR	15,400	18,566,115
ING Groep NV
1.000%, 09/20/23	EUR	4,200	5,195,681
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r) 0.198%, 10/25/21		15,000	14,998,050
Inter-American Development Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r) 0.260%, 02/04/25		13,875	13,930,222
International Bank for Reconstruction & Development 2.600%, 09/20/22	AUD	6,000	4,777,163
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.140%, 01/13/23		40,000	40,017,200
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.320%, 08/06/24		19,900	20,007,460

54

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r) 0.320%, 09/18/25		102,400	$103,101,440
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.390%, FRN
(r) 0.400%, 06/17/24		27,131	27,336,653
International Bank for Reconstruction & Development, Floating Rate Note, SONIO/N + 0.270%, FRN
(r) 0.319%, 05/15/24	GBP	4,182	5,798,732
International Business Machines Corp.
1.250%, 05/26/23	EUR	4,000	4,959,212
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		1,000	1,096,303
Intesa Sanpaolo SpA
0.875%, 06/27/22	EUR	3,000	3,648,616
Ω 3.125%, 07/14/22		1,025	1,052,364
Jabil Inc.
1.700%, 04/15/26		12,609	12,630,118
Japan Bank for International Cooperation
1.750%, 10/17/24		1,000	1,038,373
JM Smucker Co. (The)
3.500%, 03/15/25		1,000	1,089,834
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	15,011	18,489,337
JPMorgan Chase & Co.
4.350%, 08/15/21		4,994	5,052,751
0.625%, 01/25/24	EUR	14,800	18,135,855
Juniper Networks, Inc.
# 1.200%, 12/10/25		10,000	9,911,101
Kellogg Co.
0.800%, 11/17/22	EUR	8,770	10,711,839
3.250%, 04/01/26		1,341	1,458,478
Kinder Morgan, Inc.
4.300%, 06/01/25		9,000	10,044,167
Kinross Gold Corp.
5.950%, 03/15/24		3,715	4,155,988
Kommunalbanken A.S.
4.250%, 07/16/25	AUD	190	167,148
0.500%, 01/13/26		7,000	6,861,793

		Face Amount	Value†
		(000)
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r) 0.306%, 09/08/21		10,000	$10,003,020
Kommunekredit
0.000%, 09/08/22	EUR	1,750	2,119,199
Kommuninvest I Sverige AB
1.000%, 09/15/21	SEK	100,000	11,856,859
0.250%, 06/01/22	SEK	839,890	99,523,011
0.750%, 02/22/23	SEK	97,500	11,684,485
1.000%, 11/13/23	SEK	312,190	37,785,564
Kreditanstalt fuer Wiederaufbau
1.625%, 04/03/24	NOK	122,000	14,934,975
# 0.625%, 01/22/26		39,000	38,578,950
Kroger Co. (The)
2.950%, 11/01/21		786	794,401
3.400%, 04/15/22		10,000	10,213,088
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.313%, 09/27/21		1,000	1,000,394
Las Vegas Sands Corp.
3.200%, 08/08/24		2,000	2,097,649
Lazard Group LLC
3.750%, 02/13/25		2,000	2,180,190
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		15,100	15,898,303
Liberty Mutual Group, Inc.
Ω 4.950%, 05/01/22		1,200	1,251,886
Linde, Inc.
1.200%, 02/12/24	EUR	1,580	1,975,343
Lloyds Banking Group P.L.C.
3.000%, 01/11/22		19,804	20,170,003
4.450%, 05/08/25		3,600	4,041,662
Lowe’s Cos., Inc.
2.500%, 04/15/26		4,600	4,877,098
LyondellBasell Industries NV
5.750%, 04/15/24		8,855	10,010,471
Manufacturers & Traders Trust Co.
2.500%, 05/18/22		1,780	1,818,958
Marathon Petroleum Corp.
4.500%, 05/01/23		24,288	26,020,073
4.700%, 05/01/25		10,096	11,393,549
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		2,165	2,331,860
Mastercard, Inc.
1.100%, 12/01/22	EUR	15,162	18,577,221
McDonald’s Corp.
1.000%, 11/15/23	EUR	12,500	15,474,847

55

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount	Value†
			(000)
	0.625%, 01/29/24	EUR	5,000	$6,134,178
	3.700%, 01/30/26		8,822	9,811,199
	Medtronic Global Holdings SCA
	0.000%, 12/02/22	EUR	3,438	4,154,257
	Merck & Co., Inc.
	0.750%, 02/24/26		8,100	8,040,792
	Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,108,254
	Mitsubishi UFJ Financial Group, Inc.
#	2.190%, 09/13/21		1,300	1,308,961
	2.998%, 02/22/22		2,500	2,553,796
	0.680%, 01/26/23	EUR	15,142	18,482,119
	0.980%, 10/09/23	EUR	5,004	6,179,670
	2.193%, 02/25/25		3,000	3,115,722
	Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r)	0.826%, 07/26/21		6,254	6,262,335
	Mizuho Financial Group, Inc.
	2.953%, 02/28/22		600	613,173
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,484,834
	Molson Coors Brewing Co.
	2.100%, 07/15/21		3,000	3,006,712
	Morgan Stanley
	3.125%, 08/05/21	CAD	5,000	4,096,937
	1.000%, 12/02/22	EUR	600	735,725
	1.875%, 03/30/23	EUR	5,000	6,252,035
	1.750%, 03/11/24	EUR	18,985	24,003,606
	MPLX L.P.
	4.500%, 07/15/23		275	294,961
	4.875%, 12/01/24		6,290	7,051,722
	MPLX LP
#	4.000%, 02/15/25		1,000	1,092,833
	1.750%, 03/01/26		2,000	2,012,188
	Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,330,563
	4.200%, 11/29/23		663	714,401
	National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,625,021
	1.875%, 07/12/21		2,500	2,508,150
	2.800%, 01/10/22		17,631	17,946,248
	2.500%, 05/22/22		35,800	36,621,006
	0.350%, 09/07/22	EUR	7,800	9,472,411
	National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)	0.810%, 01/21/25	AUD	3,000	2,344,245

			Face Amount	Value†
			(000)
National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	0.949%, 06/19/24	AUD	13,000	$10,210,669
National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.950%, FRN
(r)	0.960%, 09/26/23	AUD	16,000	12,531,511
National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)	1.070%, 02/26/24	AUD	11,000	8,653,901
National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 1.170%, FRN
(r)	1.180%, 05/12/21	AUD	4,000	3,082,137
National Bank of Canada
	2.100%, 02/01/23		1,120	1,151,713
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	31,125,775
National Securities Clearing Corp.
	0.750%, 12/07/25		4,000	3,923,707
Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	6,302,794
Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	208,715
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.254%, 12/15/21		125,000	125,048,656
NetApp, Inc.
#	1.875%, 06/22/25		5,000	5,133,087
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		6,000	6,018,336
Nissan Motor Co., Ltd.
Ω	3.522%, 09/17/25		2,790	2,983,648
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,738,961
	1.851%, 07/16/25		13,000	13,124,263
Nordea Bank Abp
	1.000%, 02/22/23	EUR	3,000	3,692,755
Nordic Investment Bank
	0.500%, 01/21/26		3,000	2,946,433
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	100,000	12,796,973
NRW Bank
	0.125%, 07/07/23	EUR	4,000	4,875,122

56

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount	Value†
			(000)
NRW Bank, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)	0.252%, 12/17/21		10,000	$10,004,500
NTT Finance Corp.
Ω	1.162%, 04/03/26		6,000	5,947,209
Nutrien, Ltd.
	3.625%, 03/15/24		4,350	4,679,195
Oesterreichische Kontrollbank AG
	0.500%, 02/02/26		3,600	3,529,253
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		4,000	4,361,928
ONEOK Partners L.P.
	5.000%, 09/15/23		2,888	3,140,376
OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	394,776
Oracle Corp.
	1.900%, 09/15/21		16,207	16,282,702
	2.500%, 05/15/22		1,329	1,354,302
	3.400%, 07/08/24		5,000	5,394,603
	1.650%, 03/25/26		13,500	13,635,372
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,676,590
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		15,000	15,256,533
Ω	4.250%, 01/17/23		9,025	9,577,501
Ω	4.125%, 08/01/23		2,707	2,906,371
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		2,000	2,138,211
	4.375%, 03/15/26		3,000	3,279,905
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	17,758,254
Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	5,000	6,549,916
Phillips 66
	3.850%, 04/09/25		5,000	5,491,420
Phillips 66 Partners L.P.
	2.450%, 12/15/24		11,084	11,533,494
	3.605%, 02/15/25		4,667	5,013,114
PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,153,649
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	669,429
	2.700%, 02/02/26		900	973,028
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	6,970	9,654,138
Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	12,832,134

			Face Amount	Value†
			(000)
#	0.625%, 01/21/26		112,667	$110,858,212
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.488%, 08/21/23	CAD	20,000	16,365,130
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.840%, 10/13/24	CAD	30,000	24,922,345
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	0.980%, 10/19/23	CAD	15,000	12,439,206
	Prudential Financial, Inc.
	3.500%, 05/15/24		12,500	13,611,093
	Public Storage
	0.875%, 02/15/26		6,000	5,923,473
	Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	16,513,749
	2.375%, 10/17/24		23,379	24,349,135
	Reynolds American, Inc.
	4.450%, 06/12/25		8,000	8,905,558
	Roche Holdings, Inc.
#Ω	0.991%, 03/05/26		44,350	44,066,459
	Ross Stores, Inc.
	4.600%, 04/15/25		7,200	8,145,276
	Royal Bank of Canada
	1.968%, 03/02/22	CAD	10,000	8,245,291
	0.875%, 01/20/26		56,400	55,660,823
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r)	0.547%, 07/08/21		3,050	3,051,707
	Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		6,000	5,935,217
	Ryder System, Inc.
	2.875%, 06/01/22		2,367	2,425,421
	2.500%, 09/01/22		15,225	15,628,503
	3.400%, 03/01/23		18,180	19,114,077
	3.875%, 12/01/23		290	313,136
	2.500%, 09/01/24		6,000	6,309,502
	Sanofi
	0.000%, 03/21/22	EUR	1,500	1,809,178
	0.500%, 03/21/23	EUR	8,000	9,755,727
	Santander Holdings USA Inc.
	3.450%, 06/02/25		2,625	2,814,681
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	19,356,731
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	1,006,600

57

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount	Value†
			(000)
Shell International Finance BV
	1.875%, 05/10/21		17,301	$17,305,876
	1.750%, 09/12/21		4,897	4,924,972
	1.000%, 04/06/22	EUR	1,000	1,217,665
	3.250%, 05/11/25		2,000	2,179,698
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		341	348,380
Siemens Financieringsmaatschappij NV
	1.700%, 09/15/21		3,020	3,036,786
Simon Property Group L.P.
	3.500%, 09/01/25		15,000	16,385,031
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,793,195
Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	16,085,439
SNCF Reseau
	5.500%, 12/01/21	GBP	708	1,006,970
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,038,764
	0.500%, 01/13/23	EUR	5,000	6,079,248
Ω	4.250%, 09/14/23		500	540,113
Ω	2.625%, 10/16/24		2,000	2,096,664
Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	21,102,129
	0.900%, 01/15/26		6,682	6,536,781
Southwest Airlines Co.
	4.750%, 05/04/23		5,185	5,607,770
Southwestern Electric Power Co.
	1.650%, 03/15/26		19,729	19,899,874
Spain Government Bond
Ω	5.400%, 01/31/23	EUR	17,000	22,555,376
Ω	4.800%, 01/31/24	EUR	3,500	4,818,376
Spectra Energy Partners L.P.
	3.500%, 03/15/25		5,000	5,401,892
Standard Chartered P.L.C
	1.625%, 06/13/21	EUR	2,400	2,891,199
State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)	0.430%, 10/15/24	GBP	4,000	5,556,405
Stryker Corp.
	1.125%, 11/30/23	EUR	7,278	9,029,430
Sumitomo Mitsui Financial Group, Inc.
	2.784%, 07/12/22		1,150	1,183,350
	0.819%, 07/23/23	EUR	8,946	10,996,911
	0.948%, 01/12/26		10,500	10,303,179

			Face Amount	Value†
			(000)
	Suncor Energy, Inc.
	3.100%, 05/15/25		18,000	$19,288,002
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.304%, 12/13/21		29,000	29,020,056
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.013%, 05/25/23		9,100	9,257,339
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	13,000	15,723,646
	2.625%, 08/23/22	EUR	3,000	3,751,812
	Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r)	0.646%, 05/24/21		6,625	6,626,752
	Swedbank AB
	0.300%, 09/06/22	EUR	12,020	14,580,385
	0.250%, 11/07/22	EUR	1,200	1,455,796
	0.400%, 08/29/23	EUR	250	305,311
	Sysco Corp.
	3.550%, 03/15/25		16,102	17,489,380
	5.650%, 04/01/25		10,000	11,696,639
	Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,200	1,472,232
Ω	1.125%, 11/21/22	EUR	1,150	1,410,889
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	7,800	10,062,690
	1.069%, 02/05/24	EUR	1,300	1,610,453
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	3,180	3,841,237
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	15,000	12,381,117
	0.750%, 01/06/26		25,000	24,593,691
	Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r)	0.607%, 06/11/21		15,246	15,252,897
	Toronto-Dominion Bank (The), Floating Rate Note, BBSW3M + 1.000%, FRN
(r)	1.040%, 07/10/24	AUD	7,200	5,630,469
	Total Capital International SA
	2.750%, 06/19/21		2,000	2,006,424
	0.250%, 07/12/23	EUR	500	608,647
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	10,000	8,242,200
	2.350%, 07/18/22	CAD	10,000	8,313,957

58

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Toyota Motor Corp.
1.339%, 03/25/26		11,746	$11,829,822
Toyota Motor Credit Corp.
0.750%, 07/21/22	EUR	6,700	8,161,496
2.375%, 02/01/23	EUR	2,000	2,517,583
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	3,000	3,623,412
TransCanada PipeLines, Ltd.
2.500%, 08/01/22		300	308,136
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	25,400	19,347,877
UBS Group AG
1.750%, 11/16/22	EUR	9,052	11,225,462
2.125%, 03/04/24	EUR	5,000	6,386,771
4.125%, 09/24/25		21,000	23,428,411
4.125%, 04/15/26		4,000	4,476,534
Unedic Asseo
0.875%, 10/25/22	EUR	27,300	33,500,556
UniCredit SpA
Ω 7.830%, 12/04/23		2,500	2,895,375
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	2,000	2,439,172
UnitedHealth Group Inc.
1.250%, 01/15/26		5,000	5,044,162
UnitedHealth Group, Inc.
2.375%, 10/15/22		6,225	6,415,660
3.100%, 03/15/26		1,000	1,091,753
Unum Group
4.500%, 03/15/25		1,000	1,118,624
Utah Acquisition Sub, Inc.
3.150%, 06/15/21		1,500	1,503,195
Valero Energy Corp.
2.700%, 04/15/23		2,000	2,079,394
3.650%, 03/15/25		2,000	2,163,841
2.850%, 04/15/25		26,400	27,865,709
Ventas Realty L.P.
# 3.500%, 04/15/24		1,000	1,076,523
2.650%, 01/15/25		2,000	2,107,673
VEREIT Operating Partnership L.P.
4.625%, 11/01/25		400	453,011
Verizon Communications, Inc.
1.625%, 03/01/24	EUR	5,000	6,303,371
3.376%, 02/15/25		5,000	5,454,212
0.850%, 11/20/25		4,900	4,835,111
# 1.450%, 03/20/26		21,600	21,735,194
VF Corp.
2.050%, 04/23/22		6,900	7,011,539
ViacomCBS, Inc.
4.750%, 05/15/25		33,200	37,622,190
VMware, Inc.
2.950%, 08/21/22		2,000	2,059,913
Volkswagen Bank GMBH
1.250%, 06/10/24	EUR	6,900	8,609,243

			Face Amount	Value†
			(000)
	Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	$6,121,110
	1.375%, 10/16/23	EUR	12,000	14,939,962
	Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,062,794
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	5,134,582
	Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	3,065,813
	1.375%, 01/20/25	EUR	3,000	3,772,595
	Walgreens Boots Alliance, Inc.
#	3.300%, 11/18/21		4,000	4,039,811
	Walmart, Inc.
	3.550%, 06/26/25		4,000	4,434,538
	Walt Disney Co. (The)
	1.750%, 01/13/26		3,600	3,700,970
	Wells Fargo & Co.
	1.500%, 09/12/22	EUR	2,700	3,324,973
	2.250%, 05/02/23	EUR	5,700	7,185,788
	3.000%, 02/19/25		2,800	3,006,352
	Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r)	1.201%, 07/26/21		3,400	3,407,358
	Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	21,602,484
	Western Union Co
	1.350%, 03/15/26		13,486	13,350,713
	Westpac Banking Corp.
	2.800%, 01/11/22		15,512	15,788,333
	2.500%, 06/28/22		3,140	3,222,676
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.880%, FRN
(r)	0.890%, 08/16/24	AUD	8,000	6,279,445
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.140%, FRN
(r)	1.180%, 04/24/24	AUD	8,000	6,321,315
	Westpac Banking Corp., Floating Rate Note, BBSW3M + 1.170%, FRN
(r)	1.200%, 06/03/21	AUD	1,500	1,156,579
	Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,612,604
	Williams Cos, Inc. (The)
	4.300%, 03/04/24		5,100	5,557,966
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		6,726	7,030,290

59

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
3.900%, 01/15/25	5,442	$5,943,513
Williams Partners LP
3.350%, 08/15/22	4,600	4,737,331
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	14,145	15,419,702
Zoetis, Inc.
3.250%, 02/01/23	3,015	3,141,376

TOTAL BONDS		5,648,361,513

U.S. TREASURY OBLIGATIONS — (12.8%)
U.S. Treasury Notes
0.375%, 01/31/26	406,000	397,959,296
# 0.750%, 03/31/26	521,000	518,964,844

TOTAL U.S. TREASURY OBLIGATIONS		916,924,140

TOTAL INVESTMENT SECURITIES (Cost $6,429,710,250)		6,565,285,653

	Face Amount^
COMMERCIAL PAPER — (6.2%)
Banque Et Caisse d’Epargnede l’Etat
0.140%, 09/01/21	50,000	49,978,989

		Face Amount^	Value†
		(000)
	0.142%, 09/02/21	70,000	$69,970,105
	0.142%, 09/08/21	30,000	29,986,245
CDP Financial, Inc.
Ω	0.160%, 08/02/21	35,000	34,990,221
Nederlandse Waterschapsbank NV
Ω	0.155%, 10/13/21	48,000	47,965,029
PSP Capital, Inc.
	0.010%, 10/14/21	53,251	53,216,910
Ω	0.152%, 10/15/21	149,500	149,403,722
Total Capital Canada, Ltd.
Ω	0.230%, 05/05/21	8,317	8,316,934

TOTAL COMMERCIAL PAPER (Cost $443,803,067)			443,828,155

		Shares
SECURITIES LENDING COLLATERAL — (2.3%) @§
The DFA Short Term Investment Fund		14,229,605	164,636,533

TOTAL INVESTMENTS — (100.0%) (Cost $7,038,149,007)			$7,173,750,341

As of April 30, 2021, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	6,573,407	USD	4,999,177	Bank of America Corp.	05/03/21	$64,648
USD	148,824,375	AUD	191,814,343	Citibank, N.A.	05/03/21	1,060,168
USD	105,653,092	AUD	136,414,580	State Street Bank and Trust	06/02/21	552,118
USD	119,259,007	EUR	99,027,895	Bank of America Corp.	06/03/21	132,817
USD	70,248,440	SEK	593,799,958	HSBC Bank	06/04/21	86,688
USD	123,502,408	EUR	102,411,557	HSBC Bank	06/08/21	292,770
USD	137,289,237	CAD	168,663,631	HSBC Bank	06/14/21	57,598
USD	144,434,909	AUD	185,160,688	State Street Bank and Trust	06/15/21	1,768,978
USD	64,274,837	GBP	46,200,692	State Street Bank and Trust	07/01/21	459,118
USD	124,954,255	EUR	103,439,184	JP Morgan	07/19/21	399,792

Total Appreciation						$4,874,695
USD	133,612,143	CAD	168,630,349	Bank of America Corp.	05/03/21	$(3,580,510)
CAD	168,630,349	USD	137,254,125	HSBC Bank	05/03/21	(61,472)
AUD	185,240,936	USD	144,469,406	State Street Bank and Trust	05/03/21	(1,769,024)
USD	63,591,340	GBP	46,183,074	Bank of America Corp.	05/05/21	(189,771)
GBP	46,183,074	USD	64,239,732	State Street Bank and Trust	05/05/21	(458,620)

60

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	40,021,334	SEK	342,308,850	HSBC Bank	05/17/21	$(418,585)
USD	115,358,755	CAD	145,075,493	Bank of America Corp.	05/18/21	(2,673,246)
USD	110,170,469	EUR	92,590,185	UBS AG	05/20/21	(1,180,648)
USD	117,148,774	EUR	99,640,969	State Street Bank and Trust	05/21/21	(2,684,147)
USD	63,215,688	SEK	552,676,050	UBS AG	05/21/21	(2,079,012)
USD	119,521,584	EUR	101,149,309	State Street Bank and Trust	05/25/21	(2,134,947)
USD	27,492,464	NOK	231,906,160	JP Morgan	05/27/21	(368,494)
USD	124,302,376	EUR	103,623,602	State Street Bank and Trust	05/28/21	(337,475)
EUR	3,175,326	USD	3,841,258	ANZ Securities	06/02/21	(21,557)
USD	58,529,354	EUR	48,871,533	Bank of America Corp.	06/02/21	(259,783)
USD	112,618,832	EUR	94,416,351	State Street Bank and Trust	07/09/21	(1,047,511)
USD	127,675,074	EUR	106,160,069	State Street Bank and Trust	07/20/21	(158,330)

Total (Depreciation)						$(19,423,132)

Total Appreciation (Depreciation)						$(14,548,437)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,648,361,513	—	$5,648,361,513
U.S. Treasury Obligations	—	916,924,140	—	916,924,140
Commercial Paper	—	443,828,155	—	443,828,155
Securities Lending Collateral	—	164,636,533	—	164,636,533
Forward Currency Contracts**	—	(14,548,437)	—	(14,548,437)

TOTAL	—	$7,159,201,904	—	$7,159,201,904

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

61

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount	Value†
		(000)
	AGENCY OBLIGATIONS — (4.3%)
	Federal Home Loan Bank
	2.125%, 09/14/29	5,000	$5,221,916
	2.125%, 12/14/29	5,000	5,223,917
	Federal Home Loan
	Mortgage Corp.
	6.750%, 09/15/29	5,000	7,133,805
	6.750%, 03/15/31	6,000	8,727,258
	6.250%, 07/15/32	16,000	23,246,723
	Federal National Mortgage Association
	7.125%, 01/15/30	3,000	4,338,760
	7.250%, 05/15/30	11,000	16,190,686
	0.875%, 08/05/30	13,000	12,144,156
#	6.625%, 11/15/30	10,000	14,290,955
	Tennessee Valley Authority
	7.125%, 05/01/30	2,000	2,917,587

	TOTAL AGENCY OBLIGATIONS		99,435,763

	BONDS — (92.3%)
	3M Co.
	3.375%, 03/01/29	3,500	3,855,373
	2.375%, 08/26/29	11,000	11,284,465
	Abbott Laboratories
	5.300%, 05/27/40	3,000	4,037,743
	AbbVie, Inc.
	4.250%, 11/14/28	4,000	4,574,235
	Activision Blizzard, Inc.
	3.400%, 06/15/27	600	661,629
	Aetna, Inc.
	6.750%, 12/15/37	1,000	1,441,403
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	5,499,739
	Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,450,793
	Ahold Finance USA LLC
	6.875%, 05/01/29	388	521,903
	Airbus SE
	3.150%, 04/10/27	1,000	1,068,727
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	1,185	1,295,907
	Allstate Corp. (The)
	5.350%, 06/01/33	1,900	2,444,133
	Alphabet, Inc.
	1.100%, 08/15/30	29,400	27,309,445
#	1.900%, 08/15/40	7,000	6,172,120

		Face Amount	Value†
		(000)
	Altria Group, Inc.
	4.800%, 02/14/29	736	$837,213
	3.400%, 05/06/30	2,500	2,603,400
	Amazon.com, Inc.
	1.500%, 06/03/30	3,000	2,888,171
	4.800%, 12/05/34	11,900	15,088,142
	3.875%, 08/22/37	2,500	2,883,074
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	375	378,737
	American Express Credit Corp.
	3.300%, 05/03/27	8,500	9,403,264
	American International Group, Inc.
	4.700%, 07/10/35	5,000	5,880,396
	AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	8,760,453
	2.800%, 05/15/30	4,800	4,939,432
	Amgen, Inc.
#	2.300%, 02/25/31	8,100	8,007,101
	Amphenol Corp.
	2.800%, 02/15/30	6,000	6,202,758
	Anheuser-Busch InBev
	Worldwide, Inc.
	4.000%, 04/13/28	3,000	3,368,611
	4.900%, 01/23/31	8,000	9,636,533
	Anthem, Inc.
	3.650%, 12/01/27	555	616,430
	4.101%, 03/01/28	5,000	5,644,055
	2.250%, 05/15/30	8,100	7,973,891
	ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27	11,000	12,142,397
	Aon Corp.
	3.750%, 05/02/29	10,800	12,012,537
	2.800%, 05/15/30	500	515,968
	Appalachian Power Co.
	7.000%, 04/01/38	1,600	2,343,122
	Apple, Inc.
#	3.200%, 05/11/27	8,405	9,248,404
	2.900%, 09/12/27	551	598,394
	3.000%, 11/13/27	11,000	12,032,868
	2.200%, 09/11/29	5,000	5,096,171
	1.250%, 08/20/30	5,500	5,171,633
	1.650%, 02/08/31	6,500	6,264,642
	4.500%, 02/23/36	1,000	1,238,851
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,884,047

62

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
AstraZeneca P.L.C.
	4.000%, 01/17/29	3,000	$3,389,983
	6.450%, 09/15/37	1,250	1,798,409
AT&T, Inc.
	2.750%, 06/01/31	7,542	7,531,073
	2.550%, 12/01/33	2,285	2,177,948
Autodesk, Inc.
	3.500%, 06/15/27	4,340	4,780,861
Automatic Data Processing, Inc.
	1.250%, 09/01/30	2,525	2,346,612
Avnet, Inc.
	4.625%, 04/15/26	5,400	6,081,719
AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	5,266,681
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	11,858,339
	3.138%, 11/07/29	2,000	2,101,157
Banco Santander SA
	3.800%, 02/23/28	5,800	6,308,146
	3.490%, 05/28/30	600	635,609
Barclays P.L.C.
	4.375%, 01/12/26	2,700	3,027,018
BAT Capital Corp.
	4.906%, 04/02/30	9,000	10,149,626
	4.390%, 08/15/37	2,000	2,058,345
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	3,984	4,505,423
Ω	4.375%, 12/15/28	7,000	7,920,946
Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30	5,000	4,955,294
	1.450%, 10/15/30	23,700	22,534,584
Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,737,256
Biogen, Inc.
#	2.250%, 05/01/30	15,000	14,587,979
Black Hills Corp.
	4.350%, 05/01/33	8,837	10,083,257
BlackRock, Inc.
	3.200%, 03/15/27	10,045	11,043,096
	3.250%, 04/30/29	1,365	1,505,241
	1.900%, 01/28/31	22,500	22,016,115
BMW US Capital LLC
Ω	3.300%, 04/06/27	4,000	4,349,145
#Ω	4.150%, 04/09/30	4,000	4,619,911
BNP Paribas SA
#Ω	3.500%, 11/16/27	8,631	9,391,190
Boeing Co. (The)
	2.950%, 02/01/30	3,000	3,010,788
	6.125%, 02/15/33	3,335	4,159,231

		Face Amount	Value†
		(000)
	3.600%, 05/01/34	3,000	$3,054,776
	3.250%, 02/01/35	700	689,975
	Booking Holdings, Inc.
	4.625%, 04/13/30	4,900	5,742,976
	BP Capital Markets America, Inc.
	3.017%, 01/16/27	7,600	8,153,277
#	1.749%, 08/10/30	1,800	1,710,273
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39	4,400	5,140,490
	Broadcom, Inc.
	4.300%, 11/15/32	5,000	5,518,609
	Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	2,275,870
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	6,075	6,696,506
	CA, Inc.
	4.700%, 03/15/27	7,900	8,878,544
	Camden Property Trust
	2.800%, 05/15/30	2,000	2,067,056
	Campbell Soup Co.
	4.150%, 03/15/28	905	1,017,576
	Canadian Natural Resources, Ltd.
	2.950%, 07/15/30	5,980	6,046,538
	5.850%, 02/01/35	2,000	2,493,823
	Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,220,462
	Cardinal Health, Inc.
	3.410%, 06/15/27	10,000	10,908,892
	Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,446,208
	Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,526,850
	3.377%, 04/05/40	1,000	1,009,005
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,348,709
	CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	2,060,432
	Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	5,966,346
	Chevron Corp.
	2.236%, 05/11/30	11,500	11,574,896
	2.978%, 05/11/40	8,000	8,054,509
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,678,292
	Chubb Corp
	6.500%, 05/15/38	500	740,344
	Cigna Corp.
	4.375%, 10/15/28	5,000	5,726,430
	2.400%, 03/15/30	4,000	4,002,532
	3.200%, 03/15/40	1,000	1,025,098

63

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	Cincinnati Financial Corp.
	6.920%, 05/15/28	900	$1,160,815
	Citigroup, Inc.
	8.125%, 07/15/39	6,000	10,040,847
	Clorox Co. (The)
	3.900%, 05/15/28	1,000	1,124,883
	CME Group, Inc.
	3.750%, 06/15/28	813	916,612
	CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	3,219,321
	Coca-Cola Co (The)
	2.500%, 06/01/40	4,000	3,796,666
	Comcast Corp.
	4.250%, 10/15/30	1,000	1,160,463
	4.250%, 01/15/33	4,000	4,692,034
	7.050%, 03/15/33	5,337	7,665,373
	Comerica, Inc.
	4.000%, 02/01/29	1,000	1,131,244
	Conagra Brands, Inc.
	5.300%, 11/01/38	5,000	6,207,687
	ConocoPhillips
#	5.900%, 10/15/32	8,000	10,472,005
	6.500%, 02/01/39	1,500	2,152,679
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38	1,300	1,890,950
	5.500%, 12/01/39	1,400	1,818,632
#	5.700%, 06/15/40	294	392,343
	Costco Wholesale Corp.
	1.750%, 04/20/32	35,598	34,320,020
	Cox Communications, Inc.
Ω	6.450%, 12/01/36	1,745	2,311,689
	Credit Agricole SA
	3.875%, 04/15/24	78	85,151
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,566,209
	CSX Corp.
#	2.400%, 02/15/30	2,000	2,022,819
	CVS Health Corp.
	3.250%, 08/15/29	7,000	7,462,838
	2.700%, 08/21/40	1,000	922,472
	Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	13,725,349
	Danske Bank A.S.
Ω	4.375%, 06/12/28	6,000	6,635,846
	Deere & Co.
	5.375%, 10/16/29	650	815,049
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	3,833	4,032,590
	Diageo Capital P.L.C.
	2.375%, 10/24/29	7,400	7,522,654
	2.125%, 04/29/32	4,600	4,489,761

		Face Amount	Value†
		(000)
	Discovery Communications LLC
#	3.625%, 05/15/30	9,000	$9,631,514
	Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,941,529
	Dow Chemical Co (The)
	4.250%, 10/01/34	2,000	2,262,667
	Dow Chemical Co. (The)
#	7.375%, 11/01/29	1,000	1,369,199
	DTE Energy Co.
	6.375%, 04/15/33	10,407	13,832,604
	DuPont de Nemours, Inc.
	5.319%, 11/15/38	8,000	10,136,910
	DXC Technology Co.
	4.750%, 04/15/27	8,000	9,083,256
	E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,858,035
	Eaton Corp.
	4.000%, 11/02/32	12,600	14,404,806
	eBay, Inc.
	3.600%, 06/05/27	2,000	2,210,647
	EI du Pont de Nemours and Co.
	2.300%, 07/15/30	1,225	1,235,072
	Enbridge, Inc.
	3.700%, 07/15/27	3,000	3,285,280
	Enel Finance International NV
Ω	3.500%, 04/06/28	4,500	4,851,453
#Ω	4.875%, 06/14/29	7,000	8,213,852
	Enterprise Products Operating LLC
#	6.875%, 03/01/33	2,035	2,794,005
	6.650%, 10/15/34	1,500	2,005,314
	EOG Resources, Inc.
#	4.375%, 04/15/30	9,000	10,392,278
	Equinor ASA
Ω	6.500%, 12/01/28	5,000	6,502,195
	2.375%, 05/22/30	2,000	2,022,735
	Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	2,400	2,492,656
	Exelon Corp.
	3.400%, 04/15/26	5,400	5,880,332
	Exxon Mobil Corp.
	2.440%, 08/16/29	7,000	7,178,880
	FedEx Corp.
	3.100%, 08/05/29	1,500	1,598,144
	4.900%, 01/15/34	7,988	9,705,669
	3.900%, 02/01/35	2,000	2,207,568
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	9,406,670
	2.450%, 03/15/31	1,000	983,358

64

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Fifth Third Bancorp
3.950%, 03/14/28	2,943	$3,348,612
Flex, Ltd.
4.875%, 06/15/29	2,789	3,179,701
4.875%, 05/12/30	2,500	2,877,991
FMR LLC
Ω 4.950%, 02/01/33	9,555	11,842,483
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,700	4,980,465
Fox Corp.
5.476%, 01/25/39	5,000	6,269,623
GATX Corp.
3.250%, 09/15/26	2,200	2,378,217
General Dynamics Corp.
4.250%, 04/01/40	4,952	5,914,812
General Electric Co.
6.750%, 03/15/32	9,273	12,526,719
General Mills, Inc.
4.200%, 04/17/28	3,000	3,418,585
General Motors Financial Co., Inc.
4.350%, 01/17/27	959	1,072,578
Georgia Power Co.
2.650%, 09/15/29	5,000	5,168,191
Georgia-Pacific LLC
7.750%, 11/15/29	4,960	7,025,529
Ω 2.300%, 04/30/30	7,000	7,025,416
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28	2,800	3,178,163
5.375%, 04/15/34	8,000	10,656,945
Global Payments, Inc.
4.450%, 06/01/28	1,071	1,223,313
Goldman Sachs Group, Inc. (The)
6.125%, 02/15/33	10,000	13,428,503
Halliburton Co.
# 2.920%, 03/01/30	3,000	3,009,597
6.700%, 09/15/38	5,400	7,099,620
Hasbro, Inc.
3.500%, 09/15/27	2,820	3,064,766
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	4,000	3,949,868
Home Depot Inc
5.875%, 12/16/36	2,400	3,327,823
3.300%, 04/15/40	6,000	6,372,563
HP, Inc.
3.400%, 06/17/30	11,000	11,740,897
HSBC Holdings P.L.C.
4.300%, 03/08/26	3,700	4,167,639
4.950%, 03/31/30	3,556	4,198,986
ING Groep NV
3.950%, 03/29/27	6,550	7,332,648

	Face Amount	Value†
	(000)
# 4.550%, 10/02/28	206	$238,804
Intel Corp.
4.000%, 12/15/32	2,000	2,330,488
Intercontinental Exchange, Inc.
2.100%, 06/15/30	5,581	5,447,112
International Business Machines Corp.
3.300%, 01/27/27	2,326	2,549,496
3.500%, 05/15/29	1,000	1,099,435
1.950%, 05/15/30	2,000	1,956,060
5.875%, 11/29/32	66	89,797
4.150%, 05/15/39	2,300	2,661,448
Interstate Power and Light Co.
2.300%, 06/01/30	2,228	2,216,245
ITC Holdings Corp.
Ω 2.950%, 05/14/30	1,500	1,552,067
Jabil, Inc.
3.600%, 01/15/30	5,000	5,397,107
3.000%, 01/15/31	6,567	6,679,319
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	3,000	3,468,624
Johnson & Johnson
6.950%, 09/01/29	1,000	1,388,025
1.300%, 09/01/30	12,825	12,139,556
4.950%, 05/15/33	3,800	4,917,778
4.375%, 12/05/33	4,334	5,333,962
3.550%, 03/01/36	1,500	1,695,641
2.100%, 09/01/40	14,000	12,774,573
Juniper Networks, Inc.
3.750%, 08/15/29	7,000	7,629,950
Kellogg Co.
3.250%, 04/01/26	6,741	7,331,545
4.300%, 05/15/28	3,000	3,422,796
7.450%, 04/01/31	1,100	1,567,751
Kemper Corp.
# 2.400%, 09/30/30	7,000	6,771,762
KeyCorp
2.550%, 10/01/29	9,783	10,038,197
Kilroy Realty L.P.
2.500%, 11/15/32	4,000	3,838,754
Kinder Morgan Energy
Partners L.P.
6.500%, 09/01/39	1,565	2,079,537
Kroger Co. (The)
7.500%, 04/01/31	7,725	10,927,639
Laboratory Corp. of America Holdings
3.600%, 09/01/27	3,100	3,406,739
Lam Research Corp.
4.000%, 03/15/29	2,000	2,283,644

65

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Lazard Group LLC
4.500%, 09/19/28	7,000	$7,984,994
Lear Corp.
3.800%, 09/15/27	639	702,615
3.500%, 05/30/30	3,995	4,235,611
Leggett & Platt, Inc.
4.400%, 03/15/29	11,000	12,408,051
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	5,000	5,799,833
Lincoln National Corp.
3.050%, 01/15/30	11,900	12,422,152
# 3.400%, 01/15/31	60	64,533
Lloyds Banking Group P.L.C.
3.750%, 01/11/27	5,000	5,513,149
4.375%, 03/22/28	4,000	4,535,289
Loews Corp.
6.000%, 02/01/35	1,900	2,516,602
LYB International Finance II BV
3.500%, 03/02/27	2,000	2,180,154
Markel Corp.
3.350%, 09/17/29	8,000	8,576,659
Mars, Inc.
Ω 3.600%, 04/01/34	13,159	14,648,375
Marsh & McLennan Cos., Inc.
4.375%, 03/15/29	2,262	2,618,934
2.250%, 11/15/30	8,300	8,254,151
5.875%, 08/01/33	2,500	3,313,569
Maxim Integrated Products, Inc.
3.450%, 06/15/27	2,950	3,231,640
McDonald’s Corp.
4.875%, 07/15/40	7,200	8,918,175
McKesson Corp.
3.950%, 02/16/28	1,000	1,127,800
4.750%, 05/30/29	3,100	3,653,985
Medtronic, Inc.
4.375%, 03/15/35	2,000	2,439,651
Merck & Co., Inc.
1.450%, 06/24/30	11,000	10,463,624
2.350%, 06/24/40	6,100	5,657,699
Merck Sharp & Dohme Corp.
# 6.400%, 03/01/28	1,591	2,016,649
MetLife, Inc.
6.500%, 12/15/32	300	421,626
5.700%, 06/15/35	6,900	9,363,264
Micron Technology, Inc.
4.663%, 02/15/30	4,334	4,992,293
Microsoft Corp.
3.500%, 02/12/35	5,000	5,652,666
4.200%, 11/03/35	5,750	6,942,015
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29	1,002	1,067,121
# 2.048%, 07/17/30	5,000	4,886,129

	Face
	Amount	Value†
	(000)
3.751%, 07/18/39	4,200	$4,604,165
Mizuho Financial Group, Inc.
2.839%, 09/13/26	8,000	8,550,495
Morgan Stanley
7.250%, 04/01/32	4,000	5,716,418
Mosaic Co. (The)
4.050%, 11/15/27	4,000	4,465,449
Motorola Solutions, Inc.
4.600%, 05/23/29	10,500	12,066,529
MPLX L.P.
4.125%, 03/01/27	6,700	7,458,918
National Australia Bank, Ltd.
Ω 3.500%, 01/10/27	7,790	8,655,300
Natwest Group P.L.C.
4.800%, 04/05/26	1,000	1,143,773
Nestle Holdings, Inc.
#Ω 1.250%, 09/15/30	14,500	13,595,632
NetApp, Inc.
2.700%, 06/22/30	10,000	10,134,066
NextEra Energy Capital
Holdings, Inc.
3.550%, 05/01/27	2,000	2,219,087
2.750%, 11/01/29	2,000	2,079,324
NIKE, Inc.
2.850%, 03/27/30	6,000	6,388,273
3.250%, 03/27/40	6,000	6,371,026
Nomura Holdings, Inc.
3.103%, 01/16/30	7,625	7,810,040
2.679%, 07/16/30	2,000	1,982,322
Norfolk Southern Corp.
5.640%, 05/17/29	2,048	2,510,512
Northern Trust Corp.
1.950%, 05/01/30	9,100	8,962,828
Northrop Grumman Corp.
5.150%, 05/01/40	2,000	2,541,952
Novartis Capital Corp.
3.100%, 05/17/27	5,678	6,198,733
2.200%, 08/14/30	5,000	5,077,281
Nucor Corp.
3.950%, 05/01/28	6,000	6,729,389
2.700%, 06/01/30	4,300	4,418,233
Nutrien, Ltd.
2.950%, 05/13/30	2,000	2,089,167
NVIDIA Corp.
3.500%, 04/01/40	2,000	2,189,003
Omnicom Group, Inc.
4.200%, 06/01/30	3,270	3,684,800
Oracle Corp.
3.250%, 11/15/27	8,500	9,217,986
3.250%, 05/15/30	7,966	8,449,516
O’Reilly Automotive, Inc.
3.600%, 09/01/27	3,900	4,294,928
Owens Corning
3.875%, 06/01/30	6,300	6,974,855

66

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Parker-Hannifin Corp.
3.250%, 06/14/29	2,850	$3,070,651
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.400%, 11/15/26	4,000	4,337,699
PepsiCo, Inc.
3.500%, 03/19/40	8,236	9,042,886
PerkinElmer, Inc.
3.300%, 09/15/29	2,700	2,865,434
Perrigo Finance Unlimited Co.
# 3.150%, 06/15/30	9,667	9,610,794
Pfizer, Inc.
3.450%, 03/15/29	5,000	5,529,832
3.900%, 03/15/39	3,400	3,889,078
Philip Morris International, Inc.
3.375%, 08/15/29	7,000	7,592,204
2.100%, 05/01/30	5,000	4,870,166
Phillips 66
2.150%, 12/15/30	3,000	2,858,156
Phillips 66 Partners L.P.
3.550%, 10/01/26	4,550	4,925,350
3.150%, 12/15/29	5,500	5,630,146
PNC Financial Services Group, Inc. (The)
3.450%, 04/23/29	1,000	1,103,548
PPG Industries, Inc.
2.800%, 08/15/29	5,500	5,760,312
2.550%, 06/15/30	4,000	4,088,154
Principal Financial Group, Inc.
3.100%, 11/15/26	300	324,399
Procter & Gamble Co. (The)
2.850%, 08/11/27	7,000	7,637,279
1.200%, 10/29/30	28,500	26,659,038
Progress Energy, Inc.
6.000%, 12/01/39	4,010	5,366,481
Progressive Corp. (The)
6.250%, 12/01/32	900	1,227,155
Prudential Financial, Inc.
3.878%, 03/27/28	4,900	5,562,465
5.750%, 07/15/33	4,625	6,000,449
3.000%, 03/10/40	2,000	2,003,314
Prudential P.L.C.
3.125%, 04/14/30	3,000	3,192,136
QUALCOMM, Inc.
2.150%, 05/20/30	14,000	14,041,563
Quest Diagnostics, Inc.
2.800%, 06/30/31	5,600	5,733,876
Raytheon Tech Corp.
5.700%, 04/15/40	1,080	1,449,864
Raytheon Technologies Corp.
7.500%, 09/15/29	5,114	7,053,644

	Face
	Amount	Value†
	(000)
4.450%, 11/16/38	2,500	$2,942,509
Reinsurance Group of America, Inc.
3.950%, 09/15/26	7,358	8,215,597
3.150%, 06/15/30	1,600	1,670,210
RELX Capital, Inc.
3.000%, 05/22/30	900	941,227
Republic Services, Inc.
6.200%, 03/01/40	230	321,956
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	2,120	2,866,365
Royalty Pharma P.L.C.
Ω 3.300%, 09/02/40	4,500	4,354,819
salesforce.com, Inc.
3.700%, 04/11/28	2,000	2,246,083
Santander Holdings USA, Inc.
4.400%, 07/13/27	2,000	2,227,207
Schlumberger Investment SA
2.650%, 06/26/30	2,450	2,506,001
Sempra Energy
3.800%, 02/01/38	3,000	3,295,635
Shell International Finance B.V.
2.375%, 11/07/29	10,000	10,203,183
Shell International Finance BV
2.875%, 05/10/26	5,351	5,781,778
2.500%, 09/12/26	4,700	4,986,677
2.750%, 04/06/30	5,000	5,201,485
Sherwin-Williams Co. (The)
2.950%, 08/15/29	1,230	1,295,232
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26	80	99,122
Simon Property Group L.P.
# 2.650%, 07/15/30	4,000	4,056,128
Societe Generale S.A.
Ω 3.000%, 01/22/30	5,400	5,501,702
Southwest Gas Corp.
# 2.200%, 06/15/30	5,700	5,615,205
Standard Chartered P.L.C.
Ω 4.050%, 04/12/26	1,962	2,160,300
Steel Dynamics, Inc.
# 3.250%, 01/15/31	9,626	10,230,453
Sumitomo Mitsui Financial Group, Inc.
3.544%, 01/17/28	3,500	3,815,749
3.040%, 07/16/29	3,000	3,156,855
Suncor Energy, Inc.
# 5.950%, 12/01/34	8,000	10,293,886
Sysco Corp.
3.300%, 07/15/26	12,345	13,403,674

67

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	9,961	$9,738,352
TD Ameritrade Holding Corp.
2.750%, 10/01/29	3,000	3,143,587
Telefonica Europe BV
8.250%, 09/15/30	9,275	13,308,412
Textron, Inc.
2.450%, 03/15/31	6,750	6,667,590
Total Capital International SA
# 2.829%, 01/10/30	9,400	9,874,160
Total Capital S.A.
3.883%, 10/11/28	4,928	5,564,439
Toyota Motor Credit Corp.
3.050%, 01/11/28	13,430	14,508,303
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	10,545	12,086,497
Travelers Cos. Inc
6.250%, 06/15/37	670	961,326
Travelers Property Casualty Corp.
6.375%, 03/15/33	6,744	9,461,496
Union Pacific Corp.
2.891%, 04/06/36	4,930	4,957,658
United Parcel Service, Inc.
6.200%, 01/15/38	2,000	2,873,586
5.200%, 04/01/40	7,260	9,503,681
UnitedHealth Group Inc.
2.750%, 05/15/40	2,000	1,951,187
UnitedHealth Group, Inc.
3.875%, 12/15/28	3,000	3,410,035
4.625%, 07/15/35	6,300	7,689,716
Unum Group
3.875%, 11/05/25	7,000	7,677,164
4.000%, 06/15/29	3,775	4,133,652
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	5,000	5,522,883
Valero Energy Corp.
7.500%, 04/15/32	5,400	7,324,550
6.625%, 06/15/37	1,300	1,698,523
Ventas Realty L.P.
3.000%, 01/15/30	3,800	3,936,836
Verizon Communications, Inc.
4.016%, 12/03/29	4,307	4,870,614
4.500%, 08/10/33	4,500	5,304,579
ViacomCBS, Inc.
2.900%, 01/15/27	6,600	6,954,498
# 4.200%, 05/19/32	4,800	5,352,505
Virginia Electric & Power Co.
8.875%, 11/15/38	670	1,172,941
Visa, Inc.
2.050%, 04/15/30	2,000	2,023,380
# 1.100%, 02/15/31	14,000	12,987,694
4.150%, 12/14/35	17,000	20,388,261

	Face
	Amount	Value†
	(000)
VMware, Inc.
4.700%, 05/15/30	3,000	$3,488,284
Vodafone Group P.L.C.
7.875%, 02/15/30	8,125	11,476,867
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,052	1,150,582
3.200%, 04/15/30	4,604	4,843,557
Walmart, Inc.
2.375%, 09/24/29	16,000	16,721,072
7.550%, 02/15/30	3,000	4,371,060
3.950%, 06/28/38	3,000	3,500,030
Walt Disney Co. (The)
2.650%, 01/13/31	5,035	5,180,840
6.200%, 12/15/34	6,200	8,614,784
Wells Fargo & Co.
4.150%, 01/24/29	8,000	9,094,925
Welltower, Inc.
3.100%, 01/15/30	2,000	2,076,305
2.750%, 01/15/31	7,500	7,603,838
Westlake Chemical Corp.
3.375%, 06/15/30	3,000	3,147,703
Westpac Banking Corp.
2.700%, 08/19/26	7,595	8,135,854
3.350%, 03/08/27	7,000	7,751,418
WestRock MWV LLC
8.200%, 01/15/30	3,885	5,403,590
7.950%, 02/15/31	3,112	4,381,091
Whirlpool Corp.
4.750%, 02/26/29	2,000	2,347,323
Williams Cos., Inc. (The)
3.750%, 06/15/27	2,771	3,047,163
8.750%, 03/15/32	5,000	7,481,014
WRKCo, Inc.
4.200%, 06/01/32	2,000	2,285,220
Zoetis, Inc.
3.000%, 09/12/27	1,500	1,616,011

TOTAL BONDS		2,104,011,074

U.S. TREASURY OBLIGATIONS — (2.1%)
U.S. Treasury Notes
0.625%, 05/15/30	18,000	16,560,000
0.625%, 08/15/30	26,000	23,826,563
1.125%, 02/15/31	7,000	6,685,000

TOTAL U.S. TREASURY OBLIGATIONS		47,071,563

TOTAL INVESTMENT SECURITIES (Cost $2,190,795,952)		2,250,518,400

68

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	2,571,574	$29,753,107

TOTAL INVESTMENTS — (100.0%) (Cost $2,220,547,005)		$2,280,271,507

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$99,435,763	—	$99,435,763
Bonds	—	2,104,011,074	—	2,104,011,074
U.S. Treasury Obligations	—	47,071,563	—	47,071,563
Securities Lending Collateral	—	29,753,107	—	29,753,107

TOTAL	—	$2,280,271,507	—	$2,280,271,507

See accompanying Notes to Financial Statements.

69

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face
		Amount^	Value†
		(000)
BONDS — (96.0%)
AUSTRALIA — (3.7%)
Australia & New Zealand Banking Group, Ltd.
2.550%, 11/23/21		886	$897,447
0.625%, 02/21/23	EUR	2,000	2,446,948
BHP Billiton Finance USA, Ltd.
2.875%, 02/24/22		704	718,880
BHP Billiton Finance, Ltd.
0.750%, 10/28/22	EUR	2,554	3,106,692
Commonwealth Bank of Australia
#Ω 2.750%, 03/10/22		991	1,012,447
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r) 1.006%, 09/06/21		594	595,671
FMG Resources August 2006 Pty, Ltd.
#Ω 5.125%, 05/15/24		1,500	1,636,793
Glencore Finance Europe, Ltd.
0.625%, 09/11/24	EUR	1,975	2,411,332
Glencore Funding LLC
Ω 4.625%, 04/29/24		3,400	3,756,371
National Australia Bank, Ltd.
2.800%, 01/10/22		1,000	1,017,880
2.500%, 05/22/22		4,500	4,603,199
Telstra Corp., Ltd.
Ω 3.125%, 04/07/25		2,953	3,165,423
Westpac Banking Corp.
2.500%, 06/28/22		1,000	1,026,330
0.750%, 10/17/23	EUR	1,374	1,694,913
Westpac Securities NZ, Ltd.
0.300%, 06/25/24	EUR	3,000	3,658,160

TOTAL AUSTRALIA			31,748,486

CANADA — (4.1%)
Alimentation Couche-Tard, Inc.
Ω 2.700%, 07/26/22		2,000	2,053,406
Bank of Montreal
1.900%, 08/27/21		500	502,745
Bank of Nova Scotia (The)
2.700%, 03/07/22		950	970,319
1.050%, 03/02/26		5,900	5,837,619

		Face
		Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce
2.300%, 07/11/22	CAD	3,000	$2,495,041
Canadian National Railway Co.
2.850%, 12/15/21		565	570,414
Canadian Natural Resources, Ltd.
# 3.450%, 11/15/21		2,800	2,823,991
2.950%, 01/15/23		1,000	1,037,372
3.900%, 02/01/25		200	216,862
2.050%, 07/15/25		250	255,151
Enbridge, Inc.
2.900%, 07/15/22		2,167	2,225,746
3.190%, 12/05/22	CAD	1,000	843,339
# 2.500%, 01/15/25		2,200	2,301,441
Nutrien, Ltd.
3.625%, 03/15/24		1,250	1,344,596
Royal Bank of Canada
0.875%, 01/20/26		8,000	7,895,152
Spectra Energy Partners L.P.
4.750%, 03/15/24		500	552,126
Toronto-Dominion Bank (The)
3.250%, 06/11/21		1,000	1,003,270
TransCanada PipeLines, Ltd.
2.500%, 08/01/22		600	616,272
Videotron, Ltd.
5.000%, 07/15/22		1,980	2,064,150

TOTAL CANADA			35,609,012

DENMARK — (0.4%)
Danske Bank A.S.
0.875%, 05/22/23	EUR	1,000	1,225,081
Ω 5.375%, 01/12/24		2,000	2,227,910

TOTAL DENMARK			3,452,991

FINLAND — (0.8%)
Nokia Oyj
3.375%, 06/12/22		2,228	2,288,602
Nordea Bank Abp
1.000%, 02/22/23	EUR	1,803	2,219,346
0.875%, 06/26/23	EUR	2,000	2,459,692

TOTAL FINLAND			6,967,640

FRANCE — (1.7%)
Airbus Finance BV
Ω 2.700%, 04/17/23		500	520,131

70

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
FRANCE — (Continued)
BNP Paribas SA
	1.000%, 06/27/24	EUR	1,000	$1,240,092
Ω	3.375%, 01/09/25		2,000	2,153,940
BPCE SA
	2.750%, 12/02/21		1,000	1,014,415
	0.625%, 09/26/24	EUR	2,000	2,451,560
Danone SA
Ω	2.077%, 11/02/21		2,770	2,790,232
Societe Generale SA
	4.250%, 07/13/22	EUR	1,500	1,903,815
	0.500%, 01/13/23	EUR	1,500	1,823,775
Ω	2.625%, 10/16/24		800	838,665

TOTAL FRANCE				14,736,625

GERMANY — (4.6%)
Bayer Capital Corp BV
	0.625%, 12/15/22	EUR	2,500	3,041,054
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,563,536
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,078,983
BMW Finance NV
	1.250%, 09/05/22	EUR	600	736,733
	0.500%, /22/22	EUR	1,400	1,704,916
	0.375%, 07/10/23	EUR	3,000	3,653,565
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,644,649
	3.300%, 08/16/22	CAD	1,000	840,459
Daimler Finance North
America LLC
Ω	2.850%, 01/06/22		2,500	2,541,697
	3.350%, 02/22/23		333	349,029
Ω	3.300%, 05/19/25		300	324,113
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR
	+ 0.670%, FRN
(r)	0.865%, 11/05/21		1,000	1,002,822
Daimler International Finance BV
	0.625%, 02/27/23	EUR	900	1,098,848
Deutsche Bank AG
	1.500%, 01/20/22	EUR	1,700	2,068,367
	3.700%, 05/30/24		1,800	1,930,398
Deutsche Telekom
International Finance BV
	4.250%, 07/13/22	EUR	800	1,014,125
E.ON SE
	0.000%, 10/24/22	EUR	1,981	2,390,826
EMD Finance LLC
Ω	2.950%, 03/19/22		3,288	3,349,038

		Face
		Amount^		Value†
		(000)
GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
Ω	1.200%, 03/11/26		1,500	$1,497,312
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	500	623,858
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,222,520
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	900	1,105,461
	2.375%, 09/06/22	EUR	1,800	2,237,939
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		2,299	2,362,222

TOTAL GERMANY				39,382,470

IRELAND — (0.4%)
AerCap Ireland Capital DAC / Aer Cap Global Aviation Trust
	6.500%, 07/15/25		3,250	3,825,065

ITALY — (1.6%)
Enel Finance International NV
Ω	2.875%, 05/25/22		4,250	4,352,652
	5.000%, 09/14/22	EUR	622	802,009
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	608,103
Ω	3.125%, 07/14/22		2,200	2,258,731
	1.000%, 07/04/24	EUR	2,000	2,474,374
Ω	3.250%, 09/23/24		800	853,630
Republic of Italy Government
International Bond
	6.875%, 09/27/23		750	857,115
	2.375%, 10/17/24		1,161	1,209,177

TOTAL ITALY				13,415,791

JAPAN — (4.0%)
Aircastle, Ltd.
	4.125%, 05/01/24		2,000	2,126,201
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	1,830,122
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,500	1,537,933
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	4,566,367
	2.488%, 12/19/22	CAD	1,000	837,237
Japan Bank for International Cooperation
	2.750%, 01/21/26		3,000	3,240,485

71

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face
		Amount^		Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	0.980%, 10/09/23	EUR	1,500	$1,852,419
	0.339%, 07/19/24	EUR	1,000	1,216,638
Nissan Motor Acceptance Corp.
	1.900%, 09/14/21		270	271,195
Ω	2.650%, 07/13/22		1,000	1,020,044
Ω	3.450%, 03/15/23		1,000	1,045,385
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,750,292
NTT Finance Corp.
Ω	0.583%, 03/01/24		750	748,964
Sumitomo Mitsui Financial Group, Inc.
	0.819%, 07/23/23	EUR	450	553,165
	2.348%, 01/15/25		270	281,915
	0.948%, 01/12/26		4,000	3,925,021
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.330%, 10/19/21		765	768,724
Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,300	1,594,918
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	788,408

TOTAL JAPAN				33,955,433

LUXEMBOURG — (0.5%)
ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,647,253
	4.550%, 03/11/26		500	555,138

TOTAL LUXEMBOURG				4,202,391

NETHERLANDS — (1.5%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	500	611,530
Cooperatieve Rabobank UA
	0.750%, 08/29/23	EUR	300	368,702
Ω	2.625%, 07/22/24		1,450	1,532,598
Heineken NV
Ω	3.400%, 04/01/22		1,011	1,038,995
ING Groep NV
	0.750%, 03/09/22	EUR	1,600	1,941,489
Koninklijke Philips NV
	0.500%, 09/06/23	EUR	1,000	1,220,536
LeasePlan Corp. NV
	1.000%, 05/02/23	EUR	2,000	2,456,677
Ω	2.875%, 10/24/24		3,000	3,158,603

	Face
	Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Shell International Finance BV
1.875%, 05/10/21		816	$816,230

TOTAL NETHERLANDS			13,145,360

NORWAY — (0.2%)
DNB Bank ASA
0.600%, 09/25/23	EUR	1,500	1,839,803

SPAIN — (1.1%)
Banco Santander SA
3.848%, 04/12/23		3,000	3,189,159
Iberdrola International BV
1.750%, 09/17/23	EUR	500	629,862
Santander Holdings USA, Inc.
3.400%, 01/18/23		1,000	1,042,927
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		1,000	1,006,600
Telefonica Emisiones SA
3.987%, 01/23/23	EUR	300	387,027
1.069%, 02/05/24	EUR	2,000	2,477,620
Telefonica Emisiones SAU
2.242%, 05/27/22	EUR	400	493,723

TOTAL SPAIN			9,226,918

SWEDEN — (0.2%)
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		1,806	1,867,296

SWITZERLAND — (1.8%)
ABB Finance BV
0.625%, 05/03/23	EUR	2,500	3,052,632
Credit Suisse AG
3.000%, 10/29/21		1,457	1,476,013
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	2,100	2,556,536
3.750%, 03/26/25		1,500	1,626,201
UBS AG
0.625%, 01/23/23	EUR	1,000	1,220,288
UBS Group AG
Ω 4.125%, 09/24/25		3,000	3,346,916
4.125%, 09/24/25		2,000	2,231,277

TOTAL SWITZERLAND			15,509,863

UNITED KINGDOM — (6.5%)
AstraZeneca P.L.C.
0.700%, 04/08/26		320	311,272
Barclays P.L.C.
1.500%, 04/01/22	EUR	1,100	1,343,105

72

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
3.125%, 01/17/24	GBP	2,000	$2,915,074
3.650%, 03/16/25		1,650	1,783,167
BAT International Finance P.L.C.
3.625%, 11/09/21	EUR	407	499,041
1.000%, 05/23/22	EUR	1,333	1,617,166
2.375%, 01/19/23	EUR	500	625,176
British Telecommunications P.L.C.
0.500%, 06/23/22	EUR	3,100	3,752,302
0.875%, 09/26/23	EUR	1,500	1,844,105
CNH Industrial Capital LLC
3.875%, 10/15/21		1,000	1,014,496
4.375%, 04/05/22		250	258,529
1.950%, 07/02/23		800	822,410
4.200%, 01/15/24		1,567	1,705,237
Coca-Cola European Partners P.L.C.
0.750%, 02/24/22	EUR	1,846	2,236,056
2.625%, 11/06/23	EUR	1,200	1,532,089
Diageo Finance P.L.C.
0.125%, 10/12/23	EUR	1,000	1,210,478
GlaxoSmithKline Capital P.L.C.
0.000%, 09/23/23	EUR	1,111	1,342,127
HSBC Bank Canada
2.253%, 09/15/22	CAD	5,000	4,156,694
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r) 1.848%, 05/25/21		1,900	1,901,863
Lloyds Banking Group P.L.C.
3.100%, 07/06/21		1,000	1,004,930
National Grid North America, Inc.
0.750%, 08/08/23	EUR	4,100	5,024,239
Nationwide Building Society
0.625%, 04/19/23	EUR	3,600	4,401,128
Natwest Markets P.L.C.
Ω 3.625%, 09/29/22		200	208,715
1.125%, 06/14/23	EUR	1,500	1,851,688
NatWest Markets P.L.C.
1.000%, 05/28/24	EUR	2,500	3,106,264
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,669,792
Rolls-Royce P.L.C.
0.875%, 05/09/24	EUR	4,500	5,233,948
Standard Chartered P.L.C.
#Ω 3.200%, 04/17/25		2,000	2,125,260

TOTAL UNITED KINGDOM			55,496,351

UNITED STATES — (62.9%)
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	4,500	5,551,869

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
AbbVie, Inc.
3.450%, 03/15/22		3,000	$3,064,168
3.250%, 10/01/22		1,000	1,033,469
2.900%, 11/06/22		2,500	2,592,842
1.500%, 11/15/23	EUR	1,100	1,374,607
AES Corp. (The)
Ω 3.300%, 07/15/25		1,500	1,598,760
Aetna, Inc.
2.750%, 11/15/22		221	227,367
3.500%, 11/15/24		412	446,270
Ally Financial, Inc.
5.125%, 09/30/24		3,000	3,402,017
Altria Group, Inc.
1.000%, 02/15/23	EUR	2,000	2,438,863
Amcor Flexibles North America, Inc.
4.500%, 10/15/21		500	503,939
American International Group, Inc.
1.500%, 06/08/23	EUR	1,400	1,732,318
4.125%, 02/15/24		3,300	3,609,401
American Tower Corp.
1.600%, 04/15/26		2,500	2,511,276
Amgen, Inc.
1.250%, 02/25/22	EUR	4,160	5,047,271
Anthem, Inc.
3.125%, 05/15/22		3,000	3,086,880
Ares Capital Corp.
4.200%, 06/10/24		3,000	3,236,090
3.250%, 07/15/25		2,500	2,612,194
Arrow Electronics, Inc.
3.500%, 04/01/22		700	716,041
3.250%, 09/08/24		1,400	1,499,821
AT&T, Inc.
1.450%, 06/01/22	EUR	400	487,678
1.050%, 09/05/23	EUR	500	616,369
1.950%, 09/15/23	EUR	1,500	1,883,949
2.400%, 03/15/24	EUR	1,000	1,279,314
Avient Corp.
5.250%, 03/15/23		1,400	1,505,000
Avnet, Inc.
4.875%, 12/01/22		3,000	3,183,442
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		1,000	1,035,925
Bank of America Corp.
3.228%, 06/22/22	CAD	2,000	1,675,971
1.625%, 09/14/22	EUR	1,050	1,295,865
3.300%, 01/11/23		2,000	2,101,098
0.750%, 07/26/23	EUR	1,500	1,841,070
3.500%, 04/19/26		1,190	1,312,931
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,441,360

73

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Biogen, Inc.
3.625%, 09/15/22		1,500	$1,570,255
Boardwalk Pipelines L.P.
4.950%, 12/15/24		3,937	4,420,588
Boeing Co. (The)
2.200%, 10/30/22		3,500	3,559,047
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	2,900	3,515,218
2.150%, 11/25/22	EUR	2,910	3,607,946
Boston Scientific Corp.
3.375%, 05/15/22		1,250	1,286,739
3.850%, 05/15/25		318	352,406
Broadcom, Inc.
4.700%, 04/15/25		5,150	5,809,231
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	2,022,260
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22		1,000	1,029,852
4.350%, 03/15/24		4,319	4,729,584
Campbell Soup Co.
2.500%, 08/02/22		886	909,718
# 3.950%, 03/15/25		1,000	1,100,193
3.300%, 03/19/25		1,223	1,319,165
Capital One Financial Corp.
3.200%, 01/30/23		2,500	2,617,974
3.200%, 02/05/25		1,000	1,077,299
Cargill, Inc.
Ω 0.750%, 02/02/26		3,000	2,936,198
Carrier Global Corp.
2.242%, 02/15/25		564	588,286
CF Industries, Inc.
3.450%, 06/01/23		240	251,016
Charles Schwab Corp. (The)
0.900%, 03/11/26		1,500	1,483,373
Cigna Corp.
1.250%, 03/15/26		6,000	5,994,079
CIT Group, Inc.
5.000%, 08/01/23		2,335	2,536,394
Citigroup, Inc.
3.390%, 11/18/21	CAD	2,000	1,653,517
4.500%, 01/14/22		2,000	2,058,909
Citizens Bank NA
2.650%, 05/26/22		1,000	1,022,781
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	6,255,656
Coca-Cola Co. (The)
0.500%, 03/08/24	EUR	1,650	2,023,862
Comcast Corp.
3.950%, 10/15/25		3,900	4,379,149
Comerica, Inc.
3.700%, 07/31/23		1,000	1,069,107
Conagra Brands, Inc.
4.300%, 05/01/24		704	776,411

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Constellation Brands, Inc.
2.700%, 05/09/22		2,475	$2,526,631
3.200%, 02/15/23		1,000	1,045,159
Cox Communications, Inc.
Ω 3.250%, 12/15/22		2,192	2,289,862
Ω 3.850%, 02/01/25		380	414,811
CVS Health Corp.
2.125%, 06/01/21		500	500,260
2.750%, 12/01/22		1,000	1,031,462
DCP Midstream Operating L.P.
4.950%, 04/01/22		450	459,182
5.375%, 07/15/25		2,000	2,195,000
Discover Financial Services
3.850%, 11/21/22		1,197	1,257,817
3.750%, 03/04/25		1,200	1,307,528
Dollar Tree, Inc.
3.700%, 05/15/23		4,544	4,822,605
DPL, Inc.
Ω 4.125%, 07/01/25		2,000	2,151,600
DTE Energy Co.
1.050%, 06/01/25		2,300	2,291,474
DuPont de Nemours, Inc.
2.169%, 05/01/23		5,800	5,821,316
DXC Technology Co.
4.250%, 04/15/24		2,000	2,175,800
4.125%, 04/15/25		3,400	3,732,400
E*TRADE Financial Corp.
2.950%, 08/24/22		3,500	3,607,675
Eastman Chemical Co.
3.600%, 08/15/22		2,000	2,064,414
1.500%, 05/26/23	EUR	1,000	1,235,576
3.800%, 03/15/25		1,000	1,093,980
eBay, Inc.
2.750%, 01/30/23		816	847,977
Edison International
2.400%, 09/15/22		2,454	2,503,155
4.950%, 04/15/25		3,000	3,359,428
EMC Corp.
3.375%, 06/01/23		131	135,755
Emerson Electric Co.
0.375%, 05/22/24	EUR	1,020	1,244,996
Energy Transfer L.P.
4.650%, 02/15/22		2,750	2,835,767
3.450%, 01/15/23		500	518,410
3.600%, 02/01/23		2,500	2,601,193
Equifax, Inc.
3.300%, 12/15/22		2,652	2,754,693
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,394	4,819,672
Exelon Generation Co. LLC
3.400%, 03/15/22		1,000	1,022,664
4.250%, 06/15/22		500	516,781
# 3.250%, 06/01/25		2,500	2,687,880

74

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Expedia Group, Inc.
# 4.500%, 08/15/24		3,467	$3,808,938
FedEx Corp.
0.700%, 05/13/22	EUR	2,250	2,732,004
1.000%, 01/11/23	EUR	1,000	1,223,133
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		4,900	5,637,401
Fifth Third Bancorp
3.500%, 03/15/22		1,825	1,869,117
Flex, Ltd.
5.000%, 02/15/23		1,700	1,816,817
4.750%, 06/15/25		650	725,614
Ford Credit Canada Co.
2.766%, 06/22/22	CAD	2,500	2,045,112
Freeport-McMoRan, Inc.
4.550%, 11/14/24		2,000	2,185,000
GATX Corp.
4.750%, 06/15/22		3,000	3,137,247
GE Capital Funding LLC
Ω 3.450%, 05/15/25		800	868,099
General Electric Co.
0.375%, 05/17/22	EUR	3,000	3,625,785
2.700%, 10/09/22		1,500	1,551,737
3.375%, 03/11/24		183	196,736
General Mills, Inc.
3.150%, 12/15/21		985	994,990
General Motors Financial Co., Inc.
3.200%, 07/06/21		2,800	2,806,871
3.450%, 01/14/22		800	813,898
3.250%, 01/05/23		500	520,310
2.750%, 06/20/25		1,800	1,894,308
Gilead Sciences, Inc.
3.700%, 04/01/24		2,651	2,866,116
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24		3,125	3,310,532
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21		750	758,647
3.250%, 02/01/23	EUR	291	370,902
2.000%, 07/27/23	EUR	1,000	1,258,661
3.750%, 05/22/25		2,000	2,193,298
3.750%, 02/25/26		1,500	1,666,426
Graphic Packaging International LLC
4.875%, 11/15/22		700	730,548
4.125%, 08/15/24		824	880,650
Halliburton Co.
3.500%, 08/01/23		800	847,772
Harley-Davidson Financial Services, Inc.
Ω 2.550%, 06/09/22		3,500	3,559,873
0.900%, 11/19/24	EUR	1,500	1,837,458

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
HCA, Inc.
5.375%, 02/01/25		3,250	$3,621,897
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		3,500	3,798,627
4.650%, 10/01/24		1,600	1,789,802
Honeywell International, Inc.
1.300%, 02/22/23	EUR	1,465	1,811,827
Howmet Aerospace, Inc.
6.875%, 05/01/25		3,100	3,596,000
HP, Inc.
2.200%, 06/17/25		2,000	2,080,421
Humana, Inc.
3.850%, 10/01/24		3,000	3,273,764
Huntington Bancshares, Inc.
2.300%, 01/14/22		183	185,301
Hyatt Hotels Corp.
3.375%, 07/15/23		714	746,770
Illinois Tool Works, Inc.
1.250%, 05/22/23	EUR	1,000	1,235,242
Intercontinental Exchange, Inc.
3.750%, 12/01/25		1,000	1,109,420
International Business Machines Corp.
0.375%, 01/31/23	EUR	2,625	3,192,470
1.250%, 05/26/23	EUR	1,500	1,859,705
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		500	548,151
Jabil Inc.
1.700%, 04/15/26		1,700	1,702,847
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	3,401	4,189,077
JPMorgan Chase & Co.
2.750%, 08/24/22	EUR	2,868	3,588,657
0.625%, 01/25/24	EUR	1,333	1,633,452
3.900%, 07/15/25		2,000	2,215,482
Kellogg Co.
0.800%, 11/17/22	EUR	2,840	3,468,828
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22		706	732,344
Kroger Co. (The)
3.400%, 04/15/22		975	995,776
2.800%, 08/01/22		1,500	1,543,886
Laboratory Corp. of America Holdings
3.200%, 02/01/22		900	918,835
3.750%, 08/23/22		779	805,352
Lazard Group LLC
3.750%, 02/13/25		1,000	1,090,095

75

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Lennar Corp.
4.125%, 01/15/22		1,400	$1,417,290
4.500%, 04/30/24		2,000	2,187,000
Liberty Mutual Group, Inc.
Ω 4.950%, 05/01/22		615	641,592
Lincoln National Corp.
3.350%, 03/09/25		1,000	1,087,667
Marathon Oil Corp.
3.850%, 06/01/25		920	997,431
Marathon Petroleum Corp.
4.500%, 05/01/23		300	321,394
# 3.625%, 09/15/24		100	108,010
4.700%, 05/01/25		1,900	2,144,190
McDonald’s Corp.
1.000%, 11/15/23	EUR	2,000	2,475,975
0.625%, 01/29/24	EUR	1,500	1,840,253
Medtronic Global Holdings SCA
0.000%, 12/02/22	EUR	3,258	3,936,757
MGM Resorts International
7.750%, 03/15/22		1,500	1,576,365
Micron Technology, Inc.
2.497%, 04/24/23		2,577	2,669,990
Molson Coors Beverage Co.
3.500%, 05/01/22		2,400	2,471,957
1.250%, 07/15/24	EUR	2,000	2,484,834
Molson Coors Brewing Co.
2.100%, 07/15/21		495	496,107
Morgan Stanley
3.125%, 08/05/21	CAD	3,600	2,949,795
1.875%, 03/30/23	EUR	500	625,203
3.875%, 04/29/24		900	982,476
Mosaic Co. (The)
3.750%, 11/15/21		2,000	2,017,884
3.250%, 11/15/22		1,750	1,818,975
MPLX L.P.
4.875%, 12/01/24		1,165	1,306,082
Mylan, Inc.
Ω 3.125%, 01/15/23		1,000	1,040,110
NetApp, Inc.
3.250%, 12/15/22		935	967,697
1.875%, 06/22/25		100	102,662
Netflix, Inc.
5.875%, 02/15/25		3,000	3,468,750
Newell Brands, Inc.
4.875%, 06/01/25		2,000	2,210,000
Nordstrom, Inc.
4.000%, 10/15/21		1,000	1,001,948
NortonLifeLock, Inc.
3.950%, 06/15/22		1,200	1,215,000
Nucor Corp.
2.000%, 06/01/25		2,000	2,069,487
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,500	2,771,976

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		5,175	$5,339,852
3.650%, 11/01/24		500	545,241
OneMain Finance Corp.
6.875%, 03/15/25		3,585	4,073,456
ONEOK, Inc.
4.250%, 02/01/22		1,066	1,087,008
Oracle Corp.
2.950%, 05/15/25		5,000	5,340,085
1.650%, 03/25/26		1,000	1,010,028
Penske Truck Leasing Canada, Inc.
2.850%, 12/07/22	CAD	1,000	838,295
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		2,104	2,139,983
Ω 4.250%, 01/17/23		1,709	1,813,623
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		4,500	4,810,975
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	1,800	2,204,708
Phillips 66 Partners L.P.
2.450%, 12/15/24		1,000	1,040,553
3.605%, 02/15/25		1,000	1,074,162
Plains All American Pipeline L.P. / PAA Finance Corp.
2.850%, 01/31/23		1,500	1,540,959
3.600%, 11/01/24		1,500	1,598,287
PPG Industries, Inc.
0.875%, 03/13/22	EUR	1,500	1,815,850
1.200%, 03/15/26		5,000	4,962,597
Public Storage
0.875%, 02/15/26		6,000	5,923,473
Qwest Corp.
# 7.250%, 09/15/25		2,000	2,360,000
Radian Group, Inc.
4.500%, 10/01/24		3,500	3,683,750
Royalty Pharma P.L.C.
Ω 1.200%, 09/02/25		1,000	989,203
Ryder System, Inc.
2.500%, 09/01/22		2,000	2,053,005
3.400%, 03/01/23		2,000	2,102,759
Schlumberger Finance BV
0.000%, 10/15/24	EUR	3,375	4,071,104
Seagate HDD Cayman
4.750%, 06/01/23		2,000	2,147,108
4.750%, 01/01/25		1,500	1,631,250
Sealed Air Corp.
Ω 4.875%, 12/01/22		800	838,000

76

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Sempra Energy
2.875%, 10/01/22		600	$616,671
3.750%, 11/15/25		2,000	2,203,130
Sensata Technologies B.V.
Ω 5.625%, 11/01/24		2,000	2,230,000
Sherwin-Williams Co. (The)
2.750%, 06/01/22		98	100,121
Simon Property Group L.P.
3.500%, 09/01/25		1,000	1,092,335
Southern Power Co.
# 2.500%, 12/15/21		898	908,151
1.000%, 06/20/22	EUR	1,950	2,377,190
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,081,537
5.250%, 05/04/25		3,500	4,008,962
Steel Dynamics, Inc.
2.400%, 06/15/25		100	104,617
Stellantis NV
5.250%, 04/15/23		3,000	3,251,940
Stryker Corp.
1.125%, 11/30/23	EUR	1,833	2,274,106
Sysco Corp.
2.600%, 06/12/22		1,577	1,613,936
1.250%, 06/23/23	EUR	375	462,648
3.550%, 03/15/25		300	325,849
5.650%, 04/01/25		3,000	3,508,992
Tapestry, Inc.
4.250%, 04/01/25		3,400	3,697,499
T-Mobile USA, Inc.
4.000%, 04/15/22		1,239	1,266,877
Travel + Leisure Co.
4.250%, 03/01/22		2,400	2,432,400
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	277,937
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	1,056,250
Truist Bank
2.450%, 08/01/22		1,750	1,794,752
Truist Financial Corp.
3.700%, 06/05/25		1,500	1,654,089
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	3,632	4,429,537
UnitedHealth Group, Inc.
2.875%, 12/15/21		500	508,136
3.100%, 03/15/26		500	545,876
Unum Group
4.000%, 03/15/24		2,800	3,037,152
4.500%, 03/15/25		2,000	2,237,248
Utah Acquisition Sub Inc
2.250%, 11/22/24	EUR	1,642	2,108,542
Valero Energy Corp.
2.700%, 04/15/23		2,000	2,079,394
2.850%, 04/15/25		800	844,415

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Ventas Realty L.P.
3.500%, 04/15/24		1,000	$1,076,523
2.650%, 01/15/25		500	526,918
Verizon Communications, Inc.
1.450%, 03/20/26		2,700	2,716,899
ViacomCBS, Inc.
4.750%, 05/15/25		4,900	5,552,673
VMware, Inc.
2.950%, 08/21/22		1,000	1,029,957
Vontier Corp.
Ω 1.800%, 04/01/26		2,500	2,493,425
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		1,000	1,009,953
Walt Disney Co. (The)
# 1.750%, 01/13/26		7,000	7,196,331
Waste Management, Inc.
0.750%, 11/15/25		2,000	1,976,033
Wells Fargo & Co.
2.094%, 04/25/22	CAD	5,000	4,127,975
1.500%, 09/12/22	EUR	750	923,604
0.500%, 04/26/24	EUR	2,000	2,439,711
Western Digital Corp.
4.750%, 02/15/26		1,500	1,663,125
Whirlpool Corp.
4.850%, 06/15/21		436	438,211
Williams Cos, Inc. (The)
4.300%, 03/04/24		1,000	1,089,797
Williams Cos., Inc. (The)
7.875%, 09/01/21		1,200	1,228,702
4.000%, 11/15/21		1,848	1,866,495
3.900%, 01/15/25		596	650,925
WR Berkley Corp.
4.625%, 03/15/22		975	1,010,578
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		3,500	3,675,000
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22		1,345	1,372,766
3.550%, 04/01/25		4,250	4,632,996
Zoetis, Inc.
3.250%, 02/01/23		1,000	1,041,916

TOTAL UNITED STATES			539,553,572

TOTAL BONDS			823,935,067

U.S. TREASURY OBLIGATIONS — (2.8%)
U.S. Treasury Notes
0.375%, 01/31/26		24,000	23,524,687

TOTAL INVESTMENT SECURITIES (Cost $820,483,470)			847,459,754

77

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	901,408	$10,429,288

TOTAL INVESTMENTS — (100.0%) (Cost $830,912,391)		$857,889,042

As of April 30, 2021, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,949,107	GBP	2,132,876	Citibank, N.A.	05/26/21	$3,376
EUR	8,654,434	USD	10,404,724	Citibank, N.A.	06/08/21	7,281
USD	92,455,765	EUR	76,662,678	State Street Bank and Trust	06/08/21	224,174

Total Appreciation						$234,831
USD	28,174,829	CAD	35,551,884	Citibank, N.A.	05/10/21	$(749,365)
EUR	9,591,421	USD	11,584,281	Citibank, N.A.	05/24/21	(48,503)
USD	75,802,587	EUR	63,597,694	State Street Bank and Trust	05/24/21	(687,525)
USD	76,610,949	EUR	64,229,957	State Street Bank and Trust	07/09/21	(714,474)

Total (Depreciation)						$(2,199,867)

Total Appreciation (Depreciation)						$(1,965,036)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$31,748,486	—	$31,748,486
Canada	—	35,609,012	—	35,609,012
Denmark	—	3,452,991	—	3,452,991
Finland	—	6,967,640	—	6,967,640
France	—	14,736,625	—	14,736,625
Germany	—	39,382,470	—	39,382,470
Ireland	—	3,825,065	—	3,825,065
Italy	—	13,415,791	—	13,415,791
Japan	—	33,955,433	—	33,955,433
Luxembourg	—	4,202,391	—	4,202,391
Netherlands	—	13,145,360	—	13,145,360
Norway	—	1,839,803	—	1,839,803
Spain	—	9,226,918	—	9,226,918
Sweden	—	1,867,296	—	1,867,296
Switzerland	—	15,509,863	—	15,509,863
United Kingdom	—	55,496,351	—	55,496,351
United States	—	539,553,572	—	539,553,572

78

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$23,524,687	—	$23,524,687
Securities Lending Collateral	—	10,429,288	—	10,429,288
Forward Currency Contracts**	—	(1,965,036)	—	(1,965,036)

TOTAL	—	$855,924,006	—	$855,924,006

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

79

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face
		Amount^		Value†
		(000)
AGENCY OBLIGATIONS — (8.9%)
Federal Farm Credit Bank
	5.770%, 01/05/27		22	$27,777
Federal Farm Credit Banks Funding Corp
	2.630%, 08/03/26		67	72,702
Federal Home Loan Bank
	4.750%, 03/10/23		170	184,429
	5.375%, 08/15/24		65	75,473
Federal National Mortgage Association
	7.125%, 01/15/30		75	108,469
#	0.875%, 08/05/30		13,200	12,330,989
	2.500%, 05/01/36 TBA		35,600	37,202,000
	3.000%, 05/01/36 TBA		6,100	6,427,716
	2.500%, 05/01/51 TBA		17,000	17,636,172
	3.000%, 05/01/51 TBA		113,800	119,196,610
	3.500%, 05/01/51 TBA		36,500	38,856,816
Government National Mortgage Association
	3.000%, 05/01/51 TBA		3,500	3,662,422
	3.500%, 05/01/51 TBA		28,200	29,912,930
Tenessee Valley Authority
	5.625%, 06/07/32	GBP	1,850	3,599,696

TOTAL AGENCY OBLIGATIONS				269,294,201

BONDS — (89.4%)
AUSTRALIA — (5.3%)
Australia Government Bond
	1.000%, 12/21/30	AUD	8,700	6,317,149
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		13	13,275
BHP Billiton Finance, Ltd.
	3.250%, 09/24/27	EUR	1,800	2,584,334
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		2,010	2,200,695
FMG Resources August 2006 Pty, Ltd.
#Ω	5.125%, 05/15/24		2,690	2,935,315
Ω	4.500%, 09/15/27		4,000	4,344,600
Glencore Funding LLC
Ω	2.500%, 09/01/30		11,110	10,761,490
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		289	322,669
National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		351	389,988

		Face
		Amount^		Value†
		(000)
AUSTRALIA — (Continued)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	$6,252,947
	2.000%, 03/08/33	AUD	8,000	6,073,197
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	3,032,905
Ω	1.500%, 08/20/32	AUD	6,700	4,862,259
Ω	1.750%, 07/20/34	AUD	34,000	24,449,672
Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	5,791,611
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,400	1,892,883
South Australian Government
Financing Authority
	1.750%, 05/24/32	AUD	24,000	17,872,648
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	3,891,379
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	3,700,521
	2.250%, 11/20/34	AUD	52,500	40,007,423
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	11,482,983
Westpac Banking Corp.
	2.850%, 05/13/26		104	111,886
	2.700%, 08/19/26		23	24,638
#	2.650%, 01/16/30		2,200	2,320,740

TOTAL AUSTRALIA				161,637,207

BELGIUM — (0.3%)
Anheuser-Busch InBev SA
	2.000%, 03/17/28	EUR	1,000	1,344,308
	2.250%, 05/24/29	GBP	600	862,537
	1.650%, 03/28/31	EUR	1,500	1,973,400
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,500	2,807,176
#	4.900%, 01/23/31		2,925	3,523,357

TOTAL BELGIUM				10,510,778

CANADA — (11.7%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	895,935
Ω	3.550%, 07/26/27		1,620	1,771,620
Canadian Natural Resources, Ltd.
	3.420%, 12/01/26	CAD	1,000	864,158
	3.850%, 06/01/27		3,865	4,227,034
Canadian Pacific Railway Co.
	3.700%, 02/01/26		45	49,448

80

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
CANADA — (Continued)
Cenovus Energy, Inc.
3.000%, 08/15/22		3,000	$3,067,324
3.800%, 09/15/23		3,000	3,160,164
3.600%, 03/10/27	CAD	4,000	3,410,227
4.400%, 04/15/29		3,038	3,308,362
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	15,750	21,655,040
Enbridge, Inc.
4.000%, 10/01/23		34	36,394
3.500%, 06/10/24		15	16,088
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28		1,000	1,125,967
ITC Holdings Corp.
3.650%, 06/15/24		113	121,385
Methanex Corp.
5.250%, 12/15/29		1,000	1,056,250
Nutrien, Ltd.
3.625%, 03/15/24		540	580,866
3.000%, 04/01/25		40	42,613
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	2,145,369
2.050%, 06/01/30	CAD	19,000	15,319,025
3.500%, 06/01/31	CAD	4,000	3,618,696
3.900%, 12/01/33	CAD	49,600	46,312,837
Province of British Columbia Canada
# 6.500%, 01/15/26		93	115,141
2.950%, 12/18/28	CAD	5,000	4,411,463
2.200%, 06/18/30	CAD	19,500	16,114,172
5.400%, 06/18/35	CAD	27,000	29,711,313
Province of Manitoba Canada
2.050%, 06/02/30	CAD	18,000	14,599,601
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	5,000	4,033,926
Province of Ontario Canada
2.050%, 06/02/30	CAD	2,000	1,624,293
1.350%, 12/02/30	CAD	6,000	4,548,460
5.850%, 03/08/33	CAD	16,600	18,332,321
5.600%, 06/02/35	CAD	44,000	48,860,530
Province of Quebec Canada
2.300%, 09/01/29	CAD	5,000	4,199,528
6.000%, 10/01/29	CAD	4,000	4,281,268
1.900%, 09/01/30	CAD	32,200	25,873,695
6.250%, 06/01/32	CAD	15,000	16,965,993
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	10,000	8,220,315
6.400%, 09/05/31	CAD	23,000	25,904,121
Spectra Energy Partners L.P.
4.750%, 03/15/24		22	24,294
Suncor Energy, Inc.
3.600%, 12/01/24		87	94,645

	Face
	Amount^		Value†
	(000)
CANADA — (Continued)
TC PipeLines L.P.
3.900%, 05/25/27		2,000	$2,199,947
Thomson Reuters Corp.
4.300%, 11/23/23		60	64,992
Toronto-Dominion Bank (The)
1.994%, 03/23/22	CAD	58	47,874
TransAlta Corp.
# 4.500%, 11/15/22		1,000	1,039,200
TransCanada PipeLines, Ltd.
# 4.875%, 01/15/26		2,650	3,055,342
4.625%, 03/01/34		4,200	4,813,968
5.600%, 03/31/34		1,000	1,235,198
Videotron, Ltd.
5.000%, 07/15/22		921	960,142
Ω 5.375%, 06/15/24		930	1,023,279

TOTAL CANADA			355,139,823

DENMARK — (0.2%)
AP Moller - Maersk A.S.
1.750%, 03/16/26	EUR	4,500	5,813,946

FINLAND — (0.3%)
Nokia Oyj
4.375%, 06/12/27		7,250	7,925,156

FRANCE — (3.7%)
BNP Paribas SA
1.500%, 11/17/25	EUR	1,200	1,528,185
BPCE S.A.
Ω 3.500%, 10/23/27		5,000	5,410,338
Credit Agricole SA
1.375%, 05/03/27	EUR	2,000	2,575,950
Electricite de France SA
Ω 3.625%, 10/13/25		40	43,902
6.250%, 05/30/28	GBP	1,000	1,802,993
5.875%, 07/18/31	GBP	3,200	5,943,286
6.125%, 06/02/34	GBP	1,500	2,983,680
Orange SA
8.125%, 11/20/28	GBP	1,964	3,979,217
2.000%, 01/15/29	EUR	1,200	1,626,658
3.250%, 01/15/32	GBP	600	937,068
Pernod Ricard SA
Ω 3.250%, 06/08/26		173	187,422
Sanofi
1.375%, 03/21/30	EUR	9,200	12,147,985
SNCF Reseau
5.250%, 01/31/35	GBP	5,050	10,021,372
Societe Generale S.A.
Ω 3.000%, 01/22/30		1,400	1,426,367
Societe Generale SA
Ω 4.750%, 09/14/28		1,000	1,149,492
2.125%, 09/27/28	EUR	2,000	2,640,886

81

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
FRANCE — (Continued)
Total Capital Canada, Ltd.
2.125%, 09/18/29	EUR	10,400	$14,359,138
Total Capital International SA
3.750%, 04/10/24		112	122,510
0.696%, 05/31/28	EUR	7,300	9,080,139
0.750%, 07/12/28	EUR	8,600	10,758,194
1.375%, 10/04/29	EUR	3,200	4,198,671
1.491%, 09/04/30	EUR	800	1,059,426
1.405%, 09/03/31	GBP	7,500	10,085,149
Total Capital S.A.
3.883%, 10/11/28		7,200	8,129,862

TOTAL FRANCE			112,197,890

GERMANY — (2.5%)
Allianz Finance II BV
1.500%, 01/15/30	EUR	2,900	3,861,193
0.500%, 01/14/31	EUR	2,300	2,791,388
Bayer Capital Corp BV
1.500%, 06/26/26	EUR	5,700	7,239,624
2.125%, 12/15/29	EUR	900	1,203,913
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	29,403
BMW Finance NV
1.125%, 01/10/28	EUR	750	961,731
1.500%, 02/06/29	EUR	2,600	3,427,699
BMW US Capital LLC
Ω 2.800%, 04/11/26		194	206,479
3.300%, 04/06/27		500	543,643
Ω 3.300%, 04/06/27		58	63,063
1.000%, 04/20/27	EUR	1,800	2,282,267
Daimler AG
1.000%, 11/15/27	EUR	4,300	5,398,338
2.000%, 02/27/31	EUR	1,000	1,358,850
1.125%, 08/08/34	EUR	1,900	2,323,098
Daimler Finance North America LLC
8.500%, 01/18/31		1,304	1,947,960
Deutsche Bank AG
3.700%, 05/30/24		113	121,267
Deutsche Telekom AG
3.125%, 02/06/34	GBP	3,000	4,663,528
1.375%, 07/05/34	EUR	3,000	3,857,238
Deutsche Telekom International Finance BV
1.375%, 01/30/27	EUR	500	645,102
2.250%, 04/13/29	GBP	1,600	2,313,976
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	4,187,067
E.ON SE
1.625%, 05/22/29	EUR	1,200	1,581,435
EMD Finance LLC
Ω 2.950%, 03/19/22		60	61,114

	Face
	Amount^		Value†
	(000)
GERMANY — (Continued)
Fresenius Medical Care US Finance III, Inc.
Ω 2.375%, 02/16/31		5,700	$5,491,705
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	1,023,000	10,381,212
Volkswagen International Finance NV
1.875%, 03/30/27	EUR	5,400	7,047,681
ZF North America Capital, Inc.
Ω 4.500%, 04/29/22		3,243	3,332,182

TOTAL GERMANY			77,322,156

ITALY — (1.2%)
Enel Finance International NV
Ω 4.875%, 06/14/29		6,000	7,040,444
Eni SpA
1.500%, 01/17/27	EUR	1,000	1,290,815
1.125%, 09/19/28	EUR	1,700	2,161,573
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,628,288
1.750%, 07/04/29	EUR	3,800	4,861,639
Ω 4.000%, 09/23/29		2,000	2,172,964
2.500%, 01/15/30	GBP	3,850	5,393,074
Italy Buoni Poliennali Del Tesoro
1.250%, 12/01/26	EUR	2,100	2,661,221
Telecom Italia Capital S.A.
6.375%, 11/15/33		1,500	1,762,470
6.000%, 09/30/34		6,000	6,753,300

TOTAL ITALY			35,725,788

JAPAN — (1.9%)
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,786,608
American Honda Finance Corp.
2.300%, 09/09/26		130	136,528
Japan Government Twenty Year Bond
1.800%, 09/20/31	JPY	680,000	7,301,678
1.500%, 03/20/34	JPY	550,000	5,856,803
1.200%, 09/20/35	JPY	550,000	5,691,536
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	39,152
3.195%, 07/18/29		2,551	2,716,791
Mizuho Financial Group, Inc.
3.170%, 09/11/27		1,100	1,196,293

82

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
JAPAN — (Continued)
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	$10,414,752
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26		800	869,013
StanCorp Financial Group, Inc.
5.000%, 08/15/22		37	38,958
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		434	480,801
# 3.944%, 07/19/28		700	782,561
3.040%, 07/16/29		9,750	10,259,779
2.750%, 01/15/30		790	812,162
2.130%, 07/08/30		1,000	983,575
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	58	47,805
Toyota Motor Corp.
3.669%, 07/20/28		2,615	2,924,424
Toyota Motor Credit Corp.
2.625%, 01/10/23		75	77,876
3.050%, 01/11/28		500	540,145
# 3.650%, 01/08/29		2,000	2,236,154

TOTAL JAPAN			57,193,394

LUXEMBOURG — (0.3%)
ArcelorMittal SA
3.600%, 07/16/24		5,000	5,326,430
4.550%, 03/11/26		3,000	3,330,829

TOTAL LUXEMBOURG			8,657,259

NETHERLANDS — (3.2%)
Ahold Finance USA LLC
6.875%, 05/01/29		8	10,761
BNG Bank NV
3.300%, 04/26/29	AUD	5,000	4,294,554
Cooperatieve Rabobank UA
3.875%, 02/08/22		83	85,297
Heineken NV
Ω 2.750%, 04/01/23		26	27,063
ING Groep NV
3.950%, 03/29/27		1,100	1,231,437
1.375%, 01/11/28	EUR	3,100	3,972,656
4.050%, 04/09/29		300	336,916
Koninklijke Ahold Delhaize NV
1.125%, 03/19/26	EUR	520	656,446
Koninklijke KPN NV
5.750%, 09/17/29	GBP	1,500	2,458,611
Koninklijke Philips NV
1.375%, 05/02/28	EUR	2,000	2,589,583

	Face
	Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	4,500	$3,861,407
Shell International Finance B.V.
1.625%, 01/20/27	EUR	1,208	1,586,253
0.125%, 11/08/27	EUR	5,000	6,008,868
1.250%, 05/12/28	EUR	5,600	7,216,066
0.750%, 08/15/28	EUR	2,000	2,486,695
2.375%, 11/07/29		14,282	14,572,185
1.000%, 12/10/30	GBP	32,278	41,936,031
Shell International Finance BV
3.875%, 11/13/28		3,750	4,232,340

TOTAL NETHERLANDS			97,563,169

NEW ZEALAND — (0.4%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	15,500	12,984,724
NORWAY — (2.1%)
Aker BP ASA
Ω 2.875%, 01/15/26		4,000	4,156,583
Ω 3.750%, 01/15/30		4,000	4,163,688
Equinor ASA
2.650%, 01/15/24		81	85,635
3.625%, 09/10/28		2,500	2,765,582
6.125%, 11/27/28	GBP	1,250	2,302,006
6.875%, 03/11/31	GBP	18,350	37,281,301
Kommunalbanken A.S.
3.400%, 07/24/28	AUD	3,500	3,018,165
1.125%, 06/14/30		2,500	2,360,420
Norway Government Bond
Ω 1.375%, 08/19/30	NOK	72,000	8,606,093

TOTAL NORWAY			64,739,473

SINGAPORE — (0.6%)
Singapore Government Bond
2.875%, 09/01/30	SGD	21,200	17,655,223
SPAIN — (0.6%)
Banco Santander SA
3.490%, 05/28/30		4,000	4,237,391
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	228,879
4.400%, 07/13/27		2,000	2,227,207
Santander UK P.L.C.
4.000%, 03/13/24		103	113,028
3.875%, 10/15/29	GBP	1,478	2,425,695
Telefonica Emisiones SAU
1.715%, 01/12/28	EUR	4,300	5,633,962
5.445%, 10/08/29	GBP	650	1,134,875

83

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
SPAIN — (Continued)
Telefonica Europe BV
8.250%, 09/15/30		500	$717,435

TOTAL SPAIN			16,718,472

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.4%)
African Development Bank
3.350%, 08/08/28	AUD	6,000	5,134,095
Asian Development Bank
2.350%, 06/21/27	JPY	2,970,000	31,397,367
EUROFIMA
3.350%, 05/21/29	AUD	8,000	6,812,693
European Investment Bank
1.900%, 01/26/26	JPY	568,700	5,695,669
2.150%, 01/18/27	JPY	1,489,600	15,369,976
Inter-American Development Bank
1.125%, 01/13/31		9,900	9,363,481

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			73,773,281

SWEDEN — (0.2%)
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	110	133,046
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		4,323	4,469,723

TOTAL SWEDEN			4,602,769

SWITZERLAND — (0.4%)
ABB Finance USA, Inc.
2.875%, 05/08/22		45	46,164
Novartis Capital Corp.
2.200%, 08/14/30		4,700	4,772,645
Novartis Finance SA
1.375%, 08/14/30	EUR	4,000	5,248,156
UBS Group AG
1.250%, 09/01/26	EUR	1,800	2,268,945

TOTAL SWITZERLAND			12,335,910

UNITED KINGDOM — (5.0%)
AstraZeneca P.L.C.
3.375%, 11/16/25		304	333,149
1.250%, 05/12/28	EUR	1,200	1,535,584
4.000%, 01/17/29		1,000	1,129,994
5.750%, 11/13/31	GBP	450	869,333
Barclays P.L.C.
4.375%, 01/12/26		2,000	2,242,235
3.250%, 02/12/27	GBP	1,657	2,480,007
3.250%, 01/17/33	GBP	6,500	9,854,270

	Face
	Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
BAT Capital Corp.
2.726%, 03/25/31		3,200	$3,068,021
BAT International Finance P.L.C.
4.000%, 09/04/26	GBP	1,220	1,862,106
1.250%, 03/13/27	EUR	1,000	1,230,046
3.125%, 03/06/29	EUR	3,200	4,356,247
BP Capital Markets America, Inc.
3.245%, 05/06/22		33	34,002
3.017%, 01/16/27		127	136,246
3.633%, 04/06/30		800	881,340
BP Capital Markets P.L.C.
3.535%, 11/04/24		15	16,457
1.231%, 05/08/31	EUR	2,500	3,150,219
British Telecommunications P.L.C.
1.500%, 06/23/27	EUR	2,500	3,219,565
# 5.125%, 12/04/28		1,000	1,184,900
5.750%, 12/07/28	GBP	1,000	1,760,700
Ω 3.250%, 11/08/29		4,000	4,218,428
3.125%, 11/21/31	GBP	1,500	2,248,603
Centrica P.L.C.
4.375%, 03/13/29	GBP	1,000	1,635,362
CNH Industrial Capital LLC
4.375%, 04/05/22		406	419,850
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	2,000	2,570,140
1.625%, 07/03/29	EUR	2,550	3,249,065
Coca-Cola European Partners P.L.C.
1.750%, 05/26/28	EUR	1,400	1,830,593
Diageo Finance P.L.C.
1.500%, 10/22/27	EUR	1,000	1,300,413
GlaxoSmithKline Capital P.L.C.
5.250%, 12/19/33	GBP	1,388	2,671,330
HSBC Holdings P.L.C.
2.625%, 08/16/28	GBP	5,164	7,530,732
4.950%, 03/31/30		2,000	2,361,634
HSBC USA, Inc.
3.500%, 06/23/24		147	159,185
Janus Capital Group, Inc.
4.875%, 08/01/25		106	120,328
Lloyds Banking Group P.L.C.
4.450%, 05/08/25		300	336,805
3.750%, 01/11/27		3,500	3,859,204
1.500%, 09/12/27	EUR	2,100	2,711,463
4.550%, 08/16/28		2,300	2,652,823
Mead Johnson Nutrition Co.
4.125%, 11/15/25		69	77,701
Nationwide Building Society
3.250%, 01/20/28	GBP	1,500	2,332,369
Natwest Group P.L.C.
4.800%, 04/05/26		3,000	3,431,318
Prudential P.L.C.
3.125%, 04/14/30		100	106,405

84

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
Rolls-Royce P.L.C.
Ω 3.625%, 10/14/25		5,720	$5,772,710
3.375%, 06/18/26	GBP	800	1,098,270
Transport for London
4.000%, 09/12/33	GBP	7,900	13,580,192
Unilever Finance Netherlands BV
1.375%, 07/31/29	EUR	700	921,004
United Kingdom Gilt
0.250%, 07/31/31	GBP	8,000	10,288,947
0.625%, 07/31/35	GBP	17,100	21,885,181
Vodafone Group P.L.C.
1.500%, 07/24/27	EUR	1,750	2,270,295
4.200%, 12/13/27	AUD	1,800	1,543,027
7.875%, 02/15/30		77	108,765
1.625%, 11/24/30	EUR	2,500	3,291,699
5.900%, 11/26/32	GBP	3,250	6,363,134

TOTAL UNITED KINGDOM			152,291,396

UNITED STATES — (47.1%)
3M Co.
2.875%, 10/15/27		368	397,115
Abbott Laboratories
2.950%, 03/15/25		146	157,139
AbbVie, Inc.
3.250%, 10/01/22		88	90,945
2.900%, 11/06/22		33	34,226
3.800%, 03/15/25		29	31,767
4.250%, 11/14/28		2,400	2,744,541
2.625%, 11/15/28	EUR	3,416	4,738,417
2.125%, 06/01/29	EUR	1,500	2,026,116
Activision Blizzard, Inc.
3.400%, 06/15/27		1,052	1,160,056
Adobe, Inc.
3.250%, 02/01/25		22	23,847
Advance Auto Parts, Inc.
3.900%, 04/15/30		7,100	7,760,089
AECOM
5.125%, 03/15/27		5,660	6,296,750
Aetna, Inc.
2.750%, 11/15/22		97	99,794
Affiliated Managers Group, Inc.
3.300%, 06/15/30		2,600	2,749,869
Aflac, Inc.
3.250%, 03/17/25		129	140,124
3.600%, 04/01/30		4,025	4,452,373
Alabama Power Co.
2.800%, 04/01/25		30	31,800
Albemarle Corp.
4.150%, 12/01/24		86	94,712
Ally Financial, Inc.
4.125%, 02/13/22		1,250	1,285,459

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.875%, 05/21/24		2,000	$2,169,006
# 5.125%, 09/30/24		2,000	2,268,011
8.000%, 11/01/31		2,000	2,812,911
Alphabet, Inc.
1.998%, 08/15/26		86	90,221
# 0.800%, 08/15/27		1,800	1,744,156
1.100%, 08/15/30		18,400	17,091,625
Altria Group, Inc. 4.750%, 05/05/21		2	2,000
2.200%, 06/15/27	EUR	4,700	6,052,759
4.800%, 02/14/29		598	680,235
3.400%, 05/06/30		400	416,544
Amazon.com, Inc.
# 1.500%, 06/03/30		13,300	12,804,225
Amcor Flexibles North America, Inc.
4.500%, 10/15/21		7	7,055
American Express Credit Corp.
3.300%, 05/03/27		131	144,921
American International Group, Inc.
4.125%, 02/15/24		118	129,063
3.900%, 04/01/26		46	51,056
1.875%, 06/21/27	EUR	4,075	5,283,164
American Water Capital Corp.
3.850%, 03/01/24		25	27,053
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	46,694
2.875%, 09/15/26		65	69,983
AmerisourceBergen Corp.
3.400%, 05/15/24		433	463,994
2.800%, 05/15/30		6,900	7,100,434
Amgen, Inc.
3.625%, 05/22/24		75	81,241
3.125%, 05/01/25		37	39,979
2.600%, 08/19/26		28	29,628
4.000%, 09/13/29	GBP	1,836	3,004,879
2.300%, 02/25/31		2,413	2,385,325
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	5,398,178
Analog Devices, Inc.
3.900%, 12/15/25		35	38,974
3.500%, 12/05/26		23	25,303
Anthem, Inc.
3.125%, 05/15/22		25	25,724
3.500%, 08/15/24		58	62,802
3.650%, 12/01/27		4,424	4,913,673
4.101%, 03/01/28		700	790,168
2.250%, 05/15/30		1,550	1,525,868
Aon Corp.
4.500%, 12/15/28		960	1,106,598
3.750%, 05/02/29		5,000	5,561,360
2.800%, 05/15/30		2,550	2,631,437

85

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Aon P.L.C.
4.000%, 11/27/23		47	$50,690
3.500%, 06/14/24		107	115,052
2.875%, 05/14/26	EUR	1,400	1,900,612
Apache Corp.
4.375%, 10/15/28		400	407,988
Apple, Inc.
2.500%, 02/09/25		53	56,436
2.450%, 08/04/26		200	212,966
3.000%, 06/20/27		64	70,240
3.000%, 11/13/27		81	88,606
1.200%, 02/08/28		7,000	6,813,833
3.050%, 07/31/29	GBP	2,156	3,402,111
2.200%, 09/11/29		12,100	12,332,734
1.650%, 05/11/30		13,400	13,015,448
1.250%, 08/20/30		25,800	24,259,660
1.650%, 02/08/31		3,000	2,891,373
Applied Materials, Inc.
3.300%, 04/01/27		59	64,854
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	61,847
Arconic, Inc.
5.900%, 02/01/27		2,700	3,115,125
6.750%, 01/15/28		700	839,125
Ares Capital Corp.
4.200%, 06/10/24		6,000	6,472,180
3.875%, 01/15/26		4,000	4,268,708
Arizona Public Service Co.
3.150%, 05/15/25		71	76,330
Arrow Electronics, Inc.
3.875%, 01/12/28		2,203	2,431,999
Ashland LLC
4.750%, 08/15/22		101	105,040
Assurant, Inc.
4.000%, 03/15/23		75	79,656
AT&T, Inc.
1.800%, 09/05/26	EUR	800	1,038,167
4.375%, 09/14/29	GBP	500	815,838
2.600%, 12/17/29	EUR	1,463	2,029,746
2.750%, 06/01/31		3,500	3,494,929
3.550%, 12/17/32	EUR	1,500	2,271,870
Ω 2.550%, 12/01/33		746	711,050
Autodesk, Inc.
4.375%, 06/15/25		35	39,153
3.500%, 06/15/27		3,236	3,564,716
Automatic Data Processing, Inc.
3.375%, 09/15/25		144	158,631
1.250%, 09/01/30		8,500	7,899,486
AutoZone, Inc.
2.875%, 01/15/23		140	144,895
3.125%, 07/15/23		15	15,789
3.250%, 04/15/25		72	77,168
AvalonBay Communities, Inc.
3.200%, 01/15/28		1,100	1,174,379

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Avient Corp.
5.250%, 03/15/23		1,170	$1,257,750
Avnet, Inc.
4.625%, 04/15/26		65	73,206
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	2,161,958
Ball Corp.
5.000%, 03/15/22		1,035	1,070,397
5.250%, 07/01/25		500	565,625
4.875%, 03/15/26		4,000	4,480,000
2.875%, 08/15/30		2,000	1,931,340
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	8,434
Bank of America Corp.
3.300%, 01/11/23		52	54,629
4.000%, 04/01/24		72	79,062
7.000%, 07/31/28	GBP	1,500	2,843,174
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		123	133,816
3.000%, 02/24/25		330	355,294
2.800%, 05/04/26		64	68,902
Baxter International, Inc.
2.600%, 08/15/26		49	52,212
1.300%, 05/15/29	EUR	1,300	1,666,703
Belo Corp.
# 7.250%, 09/15/27		1,000	1,165,000
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		1,000	991,059
1.450%, 10/15/30		11,500	10,934,503
Berkshire Hathaway, Inc.
3.400%, 01/31/22		37	37,840
0.440%, 09/13/29	JPY	1,920,000	16,977,636
0.437%, 04/15/31	JPY	600,000	5,476,395
Best Buy Co., Inc.
4.450%, 10/01/28		5,000	5,737,256
Biogen, Inc.
2.250%, 05/01/30		3,000	2,917,596
Black Hills Corp.
4.350%, 05/01/33		655	747,373
BlackRock, Inc.
3.250%, 04/30/29		15,544	17,141,005
2.400%, 04/30/30		8,000	8,243,141
1.900%, 01/28/31		12,500	12,231,175
Boeing Co. (The)
8.750%, 08/15/21		11	11,249
2.500%, 03/01/25		75	77,367
2.600%, 10/30/25		42	43,465
2.950%, 02/01/30		2,000	2,007,192
Booking Holdings, Inc.
3.600%, 06/01/26		108	119,808
1.800%, 03/03/27	EUR	800	1,046,390

86

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.550%, 03/15/28		2,300	$2,513,844
4.625%, 04/13/30		5,182	6,073,490
Boston Properties LP
3.400%, 06/21/29		200	213,873
3.250%, 01/30/31		600	628,558
BP Capital Markets America, Inc.
4.234%, 11/06/28		230	262,609
Bristol-Myers Squibb Co.
2.000%, 08/01/22		79	80,688
3.450%, 11/15/27		600	667,558
Broadcom, Inc.
4.300%, 11/15/32		2,700	2,980,049
Brown & Brown, Inc.
4.200%, 09/15/24		54	59,349
4.500%, 03/15/29		1,500	1,698,590
Brown-Forman Corp.
1.200%, 07/07/26	EUR	2,000	2,540,902
2.600%, 07/07/28	GBP	1,100	1,637,020
Buckeye Partners L.P.
4.150%, 07/01/23		22	22,770
3.950%, 12/01/26		87	87,000
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		2,900	3,196,686
Burlington Northern Santa Fe LLC
7.000%, 12/15/25		10	12,540
CA, Inc.
4.700%, 03/15/27		205	230,393
Camden Property Trust
2.800%, 05/15/30		6,188	6,395,470
Campbell Soup Co.
3.300%, 03/19/25		47	50,696
4.150%, 03/15/28		2,883	3,241,626
2.375%, 04/24/30		1,460	1,450,037
Capital One Financial Corp.
4.750%, 07/15/21		23	23,205
3.750%, 04/24/24		54	58,826
3.750%, 03/09/27		1,800	1,998,416
3.800%, 01/31/28		4,400	4,895,154
1.650%, 06/12/29	EUR	2,800	3,555,243
Cardinal Health, Inc.
3.200%, 06/15/22		45	46,331
3.410%, 06/15/27		4,067	4,436,646
Cargill, Inc.
Ω 2.125%, 04/23/30		2,000	1,986,287
CBS Corp.
5.500%, 05/15/33		400	489,466
CF Industries, Inc.
3.450%, 06/01/23		3,048	3,187,903
5.150%, 03/15/34		4,000	4,680,000
Charles Schwab Corp. (The)
3.000%, 03/10/25		99	106,270
3.200%, 03/02/27		1,000	1,090,564

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
4.000%, 02/01/29		1,530	$1,745,328
3.250%, 05/22/29		750	817,556
Chemours Co. (The)
# 5.375%, 05/15/27		1,600	1,716,000
Chevron Corp.
2.954%, 05/16/26		133	143,798
1.995%, 05/11/27		1,200	1,240,912
2.236%, 05/11/30		17,000	17,110,716
Chevron USA, Inc.
1.018%, 08/12/27		1,400	1,358,927
3.850%, 01/15/28		5,250	5,924,662
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,593,315
Chubb INA Holdings, Inc.
3.350%, 05/15/24		60	65,143
1.550%, 03/15/28	EUR	4,900	6,323,966
Cigna Corp.
3.500%, 06/15/24		97	104,606
3.400%, 03/01/27		174	190,112
4.375%, 10/15/28		3,750	4,294,822
CIT Group, Inc.
5.000%, 08/01/23		3,200	3,476,000
5.250%, 03/07/25		2,965	3,346,744
Citigroup, Inc.
4.500%, 01/14/22		17	17,501
3.875%, 10/25/23		33	35,876
3.300%, 04/27/25		90	97,910
5.150%, 05/21/26	GBP	1,323	2,167,376
1.500%, 10/26/28	EUR	1,900	2,453,914
CME Group, Inc.
3.000%, 03/15/25		33	35,509
3.750%, 06/15/28		3,200	3,607,820
CMS Energy Corp.
3.600%, 11/15/25		37	40,401
3.000%, 05/15/26		58	61,820
CNA Financial Corp.
4.500%, 03/01/26		75	85,119
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,525,010
5.250%, 05/30/29		2,000	2,341,324
Coca-Cola Co. (The)
2.250%, 09/01/26		147	156,571
2.900%, 05/25/27		275	299,326
Colgate-Palmolive Co.
1.375%, 03/06/34	EUR	2,000	2,645,488
Comcast Corp.
3.375%, 08/15/25		49	53,762
3.150%, 03/01/26		102	111,334
4.250%, 01/15/33		3,150	3,694,976
Comerica, Inc.
4.000%, 02/01/29		3,500	3,959,355
ConocoPhillips Co.
4.950%, 03/15/26		173	202,009

87

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
ConocoPhillips Holding Co.
6.950%, 04/15/29		800	$1,069,918
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		15	16,263
Constellation Brands, Inc.
3.500%, 05/09/27		3,000	3,287,249
Corning, Inc.
3.700%, 11/15/23		32	34,227
Costco Wholesale Corp.
1.600%, 04/20/30		7,325	7,081,633
1.750%, 04/20/32		1,000	964,100
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	86,237
Ω 3.500%, 08/15/27		800	871,458
CVS Health Corp.
2.125%, 06/01/21		15	15,008
3.375%, 08/12/24		174	187,547
3.250%, 08/15/29		1,000	1,066,120
Darden Restaurants, Inc.
3.850%, 05/01/27		4,000	4,409,664
DCP Midstream Operating L.P.
5.375%, 07/15/25		6,100	6,694,750
Deere & Co.
5.375%, 10/16/29		5	6,270
DH Europe Finance SA
1.200%, 06/30/27	EUR	1,300	1,646,694
Discover Bank
4.650%, 09/13/28		2,600	3,007,167
Discovery Communications LLC
3.900%, 11/15/24		63	68,707
3.450%, 03/15/25		66	70,925
1.900%, 03/19/27	EUR	5,700	7,345,541
3.625%, 05/15/30		3,000	3,210,505
Dollar General Corp.
3.250%, 04/15/23		79	82,765
4.150%, 11/01/25		13	14,566
# 4.125%, 05/01/28		2,000	2,261,770
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	4,086,646
Dominion Energy, Inc.
3.900%, 10/01/25		117	129,506
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,920,814
Dow Chemical Co. (The)
3.500%, 10/01/24		58	62,626
DPL, Inc.
4.125%, 07/01/25		940	1,011,252
DTE Energy Co.
3.850%, 12/01/23		11	11,800
2.850%, 10/01/26		500	533,866
Duke Energy Corp.
3.050%, 08/15/22		131	134,475

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	$2,965,104
4.750%, 04/15/27		3,075	3,491,376
E*TRADE Financial Corp.
4.500%, 06/20/28		3,297	3,769,177
Eastman Chemical Co.
3.600%, 08/15/22		3	3,097
3.800%, 03/15/25		51	55,793
1.875%, 11/23/26	EUR	5,000	6,466,781
Eaton Corp.
4.000%, 11/02/32		500	571,619
Eaton Vance Corp.
3.500%, 04/06/27		517	564,262
eBay, Inc.
3.600%, 06/05/27		2,215	2,448,291
Ecolab, Inc.
2.700%, 11/01/26		52	55,674
Edison International
4.125%, 03/15/28		995	1,073,384
EI du Pont de Nemours and Co.
2.300%, 07/15/30		1,000	1,008,222
EMC Corp.
3.375%, 06/01/23		1,255	1,300,556
Emerson Electric Co.
3.150%, 06/01/25		62	67,190
Energy Transfer Operating LP
4.750%, 01/15/26		2,567	2,869,769
3.750%, 05/15/30		5,000	5,203,132
EnerSys
Ω 4.375%, 12/15/27		3,700	3,875,750
Enterprise Products Operating LLC
3.900%, 02/15/24		24	25,944
3.700%, 02/15/26		62	68,484
EOG Resources, Inc.
3.150%, 04/01/25		79	84,776
Equifax, Inc.
3.250%, 06/01/26		900	963,014
3.100%, 05/15/30		4,000	4,201,900
Equitable Holdings, Inc.
4.350%, 04/20/28		800	902,029
Exelon Corp.
3.950%, 06/15/25		27	29,753
Exelon Generation Co. LLC
# 3.250%, 06/01/25		2,200	2,365,334
Expedia Group, Inc.
3.800%, 02/15/28		4,426	4,746,476
3.250%, 02/15/30		2,500	2,537,837
Exxon Mobil Corp.
2.440%, 08/16/29		7,900	8,101,878
3.482%, 03/19/30		1,000	1,094,325
FedEx Corp.
2.625%, 08/01/22		51	52,395
4.000%, 01/15/24		99	108,324

88

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.200%, 02/01/25		44	$47,787
1.625%, 01/11/27	EUR	2,000	2,584,106
# 3.400%, 02/15/28		1,000	1,094,776
3.100%, 08/05/29		910	969,541
4.900%, 01/15/34		1,300	1,579,541
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		8,000	9,203,920
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	3,072,493
2.450%, 03/15/31		2,350	2,310,890
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	3,982,731
3.360%, 05/21/31	GBP	3,143	4,846,965
FirstEnergy Corp.
7.375%, 11/15/31		750	1,014,781
Fiserv, Inc.
1.625%, 07/01/30	EUR	8,800	11,330,053
3.000%, 07/01/31	GBP	2,000	2,994,991
Flex, Ltd.
4.875%, 06/15/29		994	1,133,246
4.875%, 05/12/30		9,200	10,591,007
FLIR Systems, Inc.
2.500%, 08/01/30		2,000	1,990,025
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	4,215,000
5.113%, 05/03/29		4,000	4,368,800
Fox Corp.
4.709%, 01/25/29		79	91,737
GATX Corp.
3.250%, 03/30/25		60	64,243
3.250%, 09/15/26		32	34,592
3.500%, 03/15/28		500	542,182
GE Capital Funding LLC
Ω 4.550%, 05/15/32		4,000	4,649,406
General Electric Co.
0.375%, 05/17/22	EUR	135	163,160
3.375%, 03/11/24		37	39,777
0.875%, 05/17/25	EUR	500	617,138
6.750%, 03/15/32		221	298,545
General Mills, Inc.
3.150%, 12/15/21		9	9,091
3.200%, 02/10/27		1,007	1,097,344
1.500%, 04/27/27	EUR	2,000	2,592,844
General Motors Co.
6.125%, 10/01/25		2,000	2,373,610
4.200%, 10/01/27		1,400	1,554,307
6.800%, 10/01/27		1,035	1,301,306
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	205,090
4.350%, 01/17/27		1,058	1,183,302
Georgia Power Co.
3.250%, 03/30/27		154	165,965

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Gilead Sciences, Inc.
3.700%, 04/01/24		124	$134,062
Global Payments, Inc.
4.800%, 04/01/26		69	79,240
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24		2,000	2,118,741
5.300%, 01/15/29		5,000	5,682,250
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21		26	26,300
4.000%, 03/03/24		250	273,171
3.750%, 05/22/25		87	95,408
4.250%, 01/29/26	GBP	2,300	3,607,409
1.625%, 07/27/26	EUR	1,175	1,506,505
2.000%, 03/22/28	EUR	2,000	2,641,531
3.800%, 03/15/30		950	1,055,114
6.125%, 02/15/33		2,484	3,335,640
Goodyear Tire & Rubber Co. (The)
# 4.875%, 03/15/27		2,739	2,862,666
Graphic Packaging International LLC
4.125%, 08/15/24		922	985,387
Ω 4.750%, 07/15/27		1,151	1,253,151
Ω 3.500%, 03/15/28		3,000	2,983,770
Halliburton Co.
3.500%, 08/01/23		4	4,239
3.800%, 11/15/25		124	136,934
# 2.920%, 03/01/30		500	501,600
Hanesbrands, Inc.
Ω 4.875%, 05/15/26		7,800	8,352,123
Harley-Davidson, Inc.
# 3.500%, 07/28/25		42	45,088
Hasbro, Inc.
3.500%, 09/15/27		3,912	4,251,547
HCA, Inc.
5.375%, 02/01/25		6,805	7,583,696
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,800	2,764,908
Hess Corp.
4.300%, 04/01/27		7,000	7,764,637
Honeywell International, Inc.
2.500%, 11/01/26		102	108,979
2.250%, 02/22/28	EUR	3,905	5,360,458
Howmet Aerospace, Inc.
5.125%, 10/01/24		2,000	2,192,500
6.875%, 05/01/25		1,000	1,160,000
HP, Inc.
3.400%, 06/17/30		3,000	3,202,063
Humana, Inc.
3.850%, 10/01/24		91	99,304

89

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Huntington Bancshares, Inc.
2.300%, 01/14/22		18	$18,226
Huntsman International LLC
4.500%, 05/01/29		5,550	6,226,697
Hyatt Hotels Corp.
# 3.375%, 07/15/23		1,756	1,836,594
4.375%, 09/15/28		5,300	5,718,694
Illinois Tool Works, Inc.
3.500%, 03/01/24		75	81,087
Intercontinental Exchange, Inc.
2.100%, 06/15/30		1,380	1,346,894
International Business Machines Corp.
3.625%, 02/12/24		112	121,736
3.300%, 01/27/27		306	335,474
1.750%, 03/07/28	EUR	1,000	1,326,007
3.500%, 05/15/29		800	879,548
International Paper Co.
3.800%, 01/15/26		5	5,545
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		274	300,387
4.650%, 10/01/28		500	576,412
Jabil, Inc.
3.600%, 01/15/30		3,283	3,543,740
3.000%, 01/15/31		3,475	3,534,435
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		57	65,904
JM Smucker Co. (The)
3.500%, 03/15/25		58	63,210
Johnson & Johnson
2.450%, 03/01/26		38	40,633
2.900%, 01/15/28		5,016	5,448,829
1.300%, 09/01/30		4,400	4,164,838
JPMorgan Chase & Co.
3.625%, 05/13/24		142	154,899
3.900%, 07/15/25		129	142,899
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	4,359,971
Kellogg Co.
3.250%, 04/01/26		661	718,907
7.450%, 04/01/31		61	86,939
Kemper Corp.
2.400%, 09/30/30		4,400	4,256,536
Kilroy Realty L.P.
2.500%, 11/15/32		10,500	10,076,729
Kimco Realty Corp.
1.900%, 03/01/28		400	395,085
Kraft Heinz Foods Co.
2.250%, 05/25/28	EUR	200	260,272

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
4.625%, 01/30/29		3,421	$3,854,645
3.750%, 04/01/30		2,000	2,140,106
Kroger Co. (The)
3.700%, 08/01/27		3,394	3,778,576
7.500%, 04/01/31		90	127,312
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	48,330
Lam Research Corp.
4.000%, 03/15/29		3,200	3,653,831
Lazard Group LLC
4.500%, 09/19/28		1,800	2,053,284
Lear Corp.
3.800%, 09/15/27		5,100	5,607,722
4.250%, 05/15/29		1,000	1,115,810
Legg Mason, Inc.
3.950%, 07/15/24		55	60,428
4.750%, 03/15/26		23	26,574
Leggett & Platt, Inc.
4.400%, 03/15/29		9,326	10,519,771
Lennar Corp.
4.500%, 04/30/24		1,000	1,093,500
# 4.750%, 05/30/25		3,465	3,897,189
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	5,200	7,008,316
Ω 4.569%, 02/01/29		78	90,477
Lincoln National Corp.
3.050%, 01/15/30		4,900	5,115,004
# 3.400%, 01/15/31		127	136,594
Lockheed Martin Corp.
3.550%, 01/15/26		56	62,140
Loews Corp.
2.625%, 05/15/23		44	45,665
3.750%, 04/01/26		125	139,114
Lowe’s Cos., Inc.
3.120%, 04/15/22		3	3,060
3.375%, 09/15/25		61	66,762
LYB International Finance II BV
3.500%, 03/02/27		2,035	2,218,307
1.625%, 09/17/31	EUR	6,500	8,350,846
Marathon Oil Corp.
3.850%, 06/01/25		1,840	1,994,862
Marathon Petroleum Corp.
3.625%, 09/15/24		96	103,690
Markel Corp.
3.350%, 09/17/29		4,300	4,609,954
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,607,334
4.000%, 04/15/28		5,901	6,359,022
Mars, Inc.
Ω 3.600%, 04/01/34		595	662,344
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	104,476
1.349%, 09/21/26	EUR	6,000	7,618,146

90

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
4.375%, 03/15/29		800	$926,236
2.250%, 11/15/30		1,650	1,640,886
Maxim Integrated Products, Inc.
3.450%, 06/15/27		69	75,588
McDonald’s Corp.
1.500%, 11/28/29	EUR	1,000	1,306,547
5.875%, 04/23/32	GBP	750	1,441,194
McKesson Corp.
3.796%, 03/15/24		51	55,357
3.950%, 02/16/28		3,050	3,439,790
3.125%, 02/17/29	GBP	4,420	6,620,047
4.750%, 05/30/29		1,000	1,178,705
Medtronic, Inc.
3.500%, 03/15/25		7	7,719
Merck & Co., Inc.
2.750%, 02/10/25		136	145,305
3.400%, 03/07/29		7,200	7,991,125
1.450%, 06/24/30		4,500	4,280,573
Meritage Homes Corp.
6.000%, 06/01/25		5,008	5,646,520
MetLife, Inc.
3.600%, 04/10/24		189	205,679
6.500%, 12/15/32		281	394,923
MGM Resorts International
7.750%, 03/15/22		1,100	1,156,001
5.750%, 06/15/25		2,928	3,224,460
4.625%, 09/01/26		2,693	2,834,382
Micron Technology, Inc.
5.327%, 02/06/29		550	656,272
Molson Coors Beverage Co.
3.500%, 05/01/22		33	33,989
1.250%, 07/15/24	EUR	1,200	1,490,900
# 3.000%, 07/15/26		687	736,439
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	3,242,383
Morgan Stanley
3.875%, 04/29/24		140	152,830
1.375%, 10/27/26	EUR	2,550	3,249,313
1.875%, 04/27/27	EUR	1,856	2,428,522
Mosaic Co. (The)
4.050%, 11/15/27		5,000	5,581,811
Motorola Solutions, Inc.
4.600%, 02/23/28		500	574,722
4.600%, 05/23/29		4,260	4,895,563
MPLX L.P.
4.125%, 03/01/27		2,876	3,201,769
4.000%, 03/15/28		1,500	1,656,175
Mylan NV
3.125%, 11/22/28	EUR	3,400	4,735,902
Mylan, Inc.
4.200%, 11/29/23		52	56,031
Nasdaq, Inc.
4.250%, 06/01/24		33	36,287

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
1.750%, 03/28/29	EUR	5,924	$7,728,106
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		32	47,436
Nestle Holdings, Inc.
Ω 1.000%, 09/15/27		6,249	6,053,451
NetApp, Inc.
3.250%, 12/15/22		13	13,455
Netflix, Inc.
5.875%, 02/15/25		885	1,023,281
# 4.375%, 11/15/26		900	1,015,380
4.875%, 04/15/28		3,040	3,499,800
5.875%, 11/15/28		2,500	3,041,812
Ω 5.375%, 11/15/29		1,000	1,187,500
Newell Brands, Inc.
4.000%, 06/15/22		76	78,090
4.875%, 06/01/25		6,500	7,182,500
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27		1,184	1,313,699
NextEra Energy Operating Partners L.P.
Ω 3.875%, 10/15/26		2,980	3,116,797
#Ω 4.500%, 09/15/27		4,700	5,073,744
NIKE, Inc.
2.850%, 03/27/30		16,000	17,035,395
Nordstrom, Inc.
4.000%, 10/15/21		11	11,021
# 4.000%, 03/15/27		1,500	1,553,578
Norfolk Southern Corp.
2.900%, 06/15/26		526	567,954
NOV, Inc.
3.600%, 12/01/29		5,000	5,055,229
Nucor Corp.
2.700%, 06/01/30		400	410,998
NuStar Logistics L.P.
5.625%, 04/28/27		432	454,680
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	35,481
Ohio Power Co.
5.375%, 10/01/21		27	27,551
Omnicom Group, Inc.
4.200%, 06/01/30		900	1,014,165
OneMain Finance Corp.
6.875%, 03/15/25		3,500	3,976,875
7.125%, 03/15/26		5,000	5,843,750
ONEOK, Inc.
4.000%, 07/13/27		77	84,306
4.550%, 07/15/28		1,766	1,970,238
4.350%, 03/15/29		3,073	3,390,875
6.350%, 01/15/31		2,000	2,523,144
Oracle Corp.
2.500%, 10/15/22		22	22,708
3.250%, 11/15/27		5,956	6,459,097

91

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
O’Reilly Automotive, Inc.
3.600%, 09/01/27		2,200	$2,422,780
Owens Corning
3.875%, 06/01/30		583	645,451
Packaging Corp. of America
4.500%, 11/01/23		45	48,888
Parker-Hannifin Corp.
3.300%, 11/21/24		71	76,591
3.250%, 06/14/29		2,750	2,962,909
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.400%, 11/15/26		3,000	3,253,274
PepsiCo, Inc.
2.750%, 03/05/22		33	33,701
0.875%, 07/18/28	EUR	1,500	1,892,533
PerkinElmer, Inc.
3.300%, 09/15/29		1,100	1,167,399
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,733,254
3.150%, 06/15/30		7,130	7,088,544
Pfizer, Inc.
3.450%, 03/15/29		9,000	9,953,698
1.700%, 05/28/30		6,200	6,032,035
Philip Morris International, Inc.
3.250%, 11/10/24		68	73,812
2.875%, 05/14/29	EUR	2,650	3,756,312
3.375%, 08/15/29		2,000	2,169,201
2.100%, 05/01/30		6,400	6,233,812
0.800%, 08/01/31	EUR	3,200	3,769,432
Phillips 66
4.300%, 04/01/22		30	31,063
Phillips 66 Partners L.P.
3.550%, 10/01/26		752	814,036
3.750%, 03/01/28		700	753,894
3.150%, 12/15/29		2,000	2,047,326
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25		800	887,254
3.800%, 09/15/30		5,000	5,149,802
PNC Financial Services Group, Inc. (The)
3.300%, 03/08/22		9	9,207
3.150%, 05/19/27		1,000	1,092,563
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	2,306,232
2.800%, 08/15/29		947	991,821
2.550%, 06/15/30		6,000	6,132,230
Principal Financial Group, Inc.
3.125%, 05/15/23		52	55,003
3.100%, 11/15/26		53	57,310
Procter & Gamble Co. (The)
2.450%, 11/03/26		13	13,902
3.000%, 03/25/30		2,300	2,496,761
1.200%, 10/29/30		8,000	7,483,239

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Proctor + Gamble Co. Ltd.
6.250%, 01/31/30	GBP	563	$1,087,848
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,595,093
7.000%, 10/30/31		630	856,306
PSEG Power LLC
4.300%, 11/15/23		68	73,321
Public Service Enterprise Group, Inc.
Ω 8.625%, 04/15/31		575	839,537
Puget Energy, Inc.
6.000%, 09/01/21		92	93,626
PulteGroup, Inc.
5.500%, 03/01/26		759	891,392
# 5.000%, 01/15/27		2,763	3,218,121
QUALCOMM, Inc.
3.250%, 05/20/27		2,800	3,089,875
1.650%, 05/20/32		1,848	1,725,247
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	4,357
4.200%, 06/30/29		925	1,054,727
Radian Group, Inc.
4.500%, 10/01/24		6,000	6,315,000
Raytheon Technologies Corp.
2.250%, 07/01/30		800	794,860
Reinsurance Group of America, Inc.
5.000%, 06/01/21		11	11,039
4.700%, 09/15/23		45	49,137
Rockwell Automation, Inc.
2.875%, 03/01/25		67	71,155
Seagate HDD Cayman
Ω 4.125%, 01/15/31		2,000	2,023,480
Sealed Air Corp.
Ω 4.875%, 12/01/22		1,180	1,236,050
Ω 5.125%, 12/01/24		1,817	1,978,259
Ω 5.500%, 09/15/25		2,600	2,873,000
Ω 4.000%, 12/01/27		2,000	2,095,000
Sempra Energy
4.050%, 12/01/23		49	52,866
3.550%, 06/15/24		76	81,892
Sensata Technologies BV
Ω 5.000%, 10/01/25		5,859	6,503,490
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		2,000	2,091,010
Sherwin-Williams Co. (The)
2.950%, 08/15/29		4,670	4,917,669
Simon Property Group L.P.
3.375%, 12/01/27		405	439,514
# 2.650%, 07/15/30		7,264	7,365,929
Sky Ltd.
2.500%, 09/15/26	EUR	2,000	2,719,037
Southern Power Co.
1.850%, 06/20/26	EUR	1,200	1,567,205

92

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Southwest Airlines Co.
4.750%, 05/04/23		5,500	$5,948,454
3.000%, 11/15/26		1,107	1,184,916
Southwest Gas Corp.
2.200%, 06/15/30		900	886,611
State Street Corp.
3.300%, 12/16/24		163	178,246
3.550%, 08/18/25		96	106,536
Steel Dynamics, Inc.
3.250%, 01/15/31		1,100	1,169,073
Steelcase Inc.
5.125%, 01/18/29		4,342	5,097,499
Stellantis NV
5.250%, 04/15/23		6,380	6,915,792
Stryker Corp.
3.375%, 05/15/24		6	6,440
3.375%, 11/01/25		109	119,111
2.125%, 11/30/27	EUR	4,709	6,284,328
Sysco Corp.
3.300%, 07/15/26		2,523	2,739,366
Tapestry, Inc.
4.250%, 04/01/25		1,000	1,087,500
Target Corp.
2.500%, 04/15/26		52	55,783
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		5,000	5,643,750
TD Ameritrade Holding Corp.
3.625%, 04/01/25		86	94,514
2.750%, 10/01/29		2,000	2,095,725
Textron, Inc.
2.450%, 03/15/31		1,000	987,791
Thermo Fisher Scientific, Inc.
1.450%, 03/16/27	EUR	1,000	1,283,220
1.375%, 09/12/28	EUR	1,315	1,684,565
TJX Cos., Inc. (The)
# 3.750%, 04/15/27		1,400	1,568,389
T-Mobile USA, Inc.
4.000%, 04/15/22		800	818,000
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	2,036,250
4.350%, 02/15/28		3,800	4,180,000
# 3.800%, 11/01/29		2,000	2,129,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24		4,050	4,502,587
Trimble, Inc.
4.900%, 06/15/28		500	579,996
Trinity Industries, Inc.
4.550%, 10/01/24		1,190	1,256,937
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		75	81,611
Twitter, Inc.
#Ω 3.875%, 12/15/27		7,000	7,367,500

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Under Armour, Inc.
# 3.250%, 06/15/26		7,250	$7,354,436
Union Pacific Corp.
3.250%, 01/15/25		111	119,892
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	104,821
3.750%, 07/15/25		137	152,570
3.850%, 06/15/28		500	565,540
Unum Group
3.875%, 11/05/25		23	25,225
4.000%, 06/15/29		5,100	5,584,536
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,400,245
Valero Energy Corp.
3.400%, 09/15/26		1,046	1,120,872
VeriSign, Inc.
5.250%, 04/01/25		4,807	5,431,910
Verizon Communications, Inc.
3.376%, 02/15/25		26	28,362
2.625%, 08/15/26		24	25,522
1.375%, 10/27/26	EUR	1,500	1,923,241
4.329%, 09/21/28		200	230,574
1.375%, 11/02/28	EUR	2,000	2,587,554
4.016%, 12/03/29		183	206,947
2.625%, 12/01/31	EUR	2,500	3,584,165
VF Corp.
2.950%, 04/23/30		701	730,401
ViacomCBS, Inc.
3.875%, 04/01/24		57	61,522
2.900%, 01/15/27		3,269	3,444,584
7.875%, 07/30/30		2,013	2,816,338
4.950%, 01/15/31		1,200	1,410,531
# 4.200%, 05/19/32		2,000	2,230,211
Visa, Inc.
2.050%, 04/15/30		5,500	5,564,296
1.100%, 02/15/31		11,000	10,204,617
VMware, Inc.
4.650%, 05/15/27		1,000	1,143,263
3.900%, 08/21/27		5,021	5,567,506
4.700%, 05/15/30		2,000	2,325,523
WAL MART STORES, Inc.
5.250%, 09/28/35	GBP	8,972	18,137,247
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,163,707
2.125%, 11/20/26	EUR	2,700	3,544,856
# 3.200%, 04/15/30		730	767,984
Walmart, Inc.
3.700%, 06/26/28		3,000	3,395,868
3.250%, 07/08/29		5,650	6,264,680
4.875%, 09/21/29	EUR	1,166	1,930,975
2.375%, 09/24/29		6,528	6,822,197
5.750%, 12/19/30	GBP	3,919	7,564,818
5.625%, 03/27/34	GBP	3,175	6,448,790

93

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
Walt Disney Co. (The)
3.700%, 09/15/24		168	$183,632
2.200%, 01/13/28		700	718,432
# 3.800%, 03/22/30		500	559,557
2.650%, 01/13/31		1,000	1,028,965
Waste Management, Inc.
3.500%, 05/15/24		58	62,643
3.125%, 03/01/25		40	43,135
WEC Energy Group, Inc.
3.550%, 06/15/25		44	48,012
Wells Fargo & Co.
3.500%, 03/08/22		18	18,491
3.000%, 02/19/25		190	204,002
3.000%, 04/22/26		32	34,512
2.000%, 04/27/26	EUR	800	1,042,447
2.975%, 05/19/26	CAD	3,000	2,570,996
1.375%, 10/26/26	EUR	500	634,972
1.000%, 02/02/27	EUR	800	992,633
4.150%, 01/24/29		1,000	1,136,866
2.500%, 05/02/29	GBP	750	1,084,138
Welltower, Inc.
3.100%, 01/15/30		1,000	1,038,153
Western Digital Corp.
# 4.750%, 02/15/26		7,980	8,847,825
Western Power Distribution South West P.L.C.
5.875%, 03/25/27	GBP	900	1,552,418
2.375%, 05/16/29	GBP	1,300	1,885,826
Westlake Chemical Corp.
1.625%, 07/17/29	EUR	6,000	7,506,077
3.375%, 06/15/30		1,100	1,154,158
WestRock MWV LLC
8.200%, 01/15/30		180	250,359
Whirlpool Corp.
4.700%, 06/01/22		22	22,979
3.700%, 05/01/25		145	159,091
4.750%, 02/26/29		1,000	1,173,662
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,512,538

	Face
	Amount^		Value†
	(000)
UNITED STATES — (Continued)
1.100%, 11/09/27	EUR	500	$620,961
Williams Cos., Inc. (The)
7.875%, 09/01/21		498	509,911
3.700%, 01/15/23		100	104,524
4.000%, 09/15/25		136	150,414
3.750%, 06/15/27		16	17,595
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	39,695
WRKCo, Inc.
4.200%, 06/01/32		2,600	2,970,786
3.000%, 06/15/33		3,100	3,198,943
Xerox Corp.
4.070%, 03/17/22		13	13,221
# 3.800%, 05/15/24		2,050	2,132,000
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		5,000	5,250,000
Ω 5.500%, 08/15/28		1,000	1,045,000
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	3,246,827
Zoetis, Inc.
3.000%, 09/12/27		62	66,795

TOTAL UNITED STATES			1,430,986,940

TOTAL BONDS			2,715,774,754

TOTAL INVESTMENT SECURITIES (Cost $2,875,714,475)			2,985,068,955

	Shares
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund		4,345,705	50,279,806

TOTAL INVESTMENTS — (100.0%) (Cost $2,925,993,189)			$3,035,348,761

As of April 30, 2021, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

94

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	70,557,352	AUD	90,960,913	Citibank, N.A.	05/03/21	$485,600
USD	166,964	NZD	232,709	Citibank, N.A.	05/17/21	447
USD	106,005,014	GBP	76,682,578	State Street Bank and Trust	05/18/21	99,805
USD	5,560,180	JPY	607,221,655	State Street Bank and Trust	05/21/21	3,564
USD	6,618,352	GBP	4,747,751	State Street Bank and Trust	05/26/21	61,199
USD	82,912,464	EUR	68,735,858	State Street Bank and Trust	06/08/21	217,498
USD	100,987,870	CAD	124,097,773	State Street Bank and Trust	06/14/21	16,839
USD	79,114,476	AUD	101,450,705	State Street Bank and Trust	06/15/21	946,915
SGD	243,868	USD	181,252	Citibank, N.A.	06/25/21	1,971

Total Appreciation						$1,833,838
USD	103,245,548	CAD	129,570,265	Citibank, N.A.	05/03/21	$(1,702,029)
USD	4,110,267	CAD	5,127,690	State Street Bank and Trust	05/03/21	(61,470)
AUD	225,658,868	USD	180,160,292	State Street Bank and Trust	05/03/21	(969,226)
USD	94,817,202	CAD	118,260,860	Citibank, N.A.	05/11/21	(1,397,306)
USD	5,815,022	CAD	7,304,650	State Street Bank and Trust	05/11/21	(127,885)
USD	118,706,764	GBP	87,867,418	State Street Bank and Trust	05/14/21	(1,043,937)
USD	12,710,060	NZD	18,012,210	Citibank, N.A.	05/17/21	(178,709)
USD	98,768,225	CAD	124,306,330	State Street Bank and Trust	05/17/21	(2,365,982)
USD	7,079,713	GBP	5,136,414	State Street Bank and Trust	05/18/21	(14,115)
USD	8,722,363	NOK	72,934,125	Goldman Sachs International	05/19/21	(39,763)
USD	74,400,292	EUR	62,959,606	State Street Bank and Trust	05/20/21	(1,316,399)
USD	1,614,854	AUD	2,117,572	ANZ Securities	05/21/21	(16,540)
USD	70,701,888	AUD	93,324,528	Citibank, N.A.	05/21/21	(1,196,042)
USD	98,101,147	JPY	10,853,883,479	State Street Bank and Trust	05/21/21	(1,221,492)
USD	106,675,806	GBP	77,839,683	State Street Bank and Trust	05/26/21	(829,141)
USD	75,782,862	EUR	63,283,561	State Street Bank and Trust	06/02/21	(342,967)
USD	15,379,303	SGD	20,728,455	ANZ Securities	06/25/21	(194,427)
USD	2,394,757	SGD	3,212,322	Citibank, N.A.	06/25/21	(18,729)
USD	80,238,275	EUR	67,442,305	State Street Bank and Trust	07/08/21	(952,769)
USD	83,230,909	EUR	69,197,860	State Street Bank and Trust	07/20/21	(94,187)

Total (Depreciation)						$(14,083,115)

Total Appreciation (Depreciation)						$(12,249,277)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$269,294,201	—	$269,294,201
Bonds
Australia	—	161,637,207	—	161,637,207
Belgium	—	10,510,778	—	10,510,778
Canada	—	355,139,823	—	355,139,823
Denmark	—	5,813,946	—	5,813,946
Finland	—	7,925,156	—	7,925,156
France	—	112,197,890	—	112,197,890
Germany	—	77,322,156	—	77,322,156
Italy	—	35,725,788	—	35,725,788
Japan	—	57,193,394	—	57,193,394
Luxembourg	—	8,657,259	—	8,657,259

95

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$97,563,169	—	$97,563,169
New Zealand	—	12,984,724	—	12,984,724
Norway	—	64,739,473	—	64,739,473
Singapore	—	17,655,223	—	17,655,223
Spain	—	16,718,472	—	16,718,472
Supranational Organization Obligations	—	73,773,281	—	73,773,281
Sweden	—	4,602,769	—	4,602,769
Switzerland	—	12,335,910	—	12,335,910
United Kingdom	—	152,291,396	—	152,291,396
United States	—	1,430,986,940	—	1,430,986,940
Securities Lending Collateral	—	50,279,806	—	50,279,806
Forward Currency Contracts**	—	(12,249,277)	—	(12,249,277)

TOTAL	—	$3,023,099,484	—	$3,023,099,484

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (16.6%)
Federal Farm Credit Bank
5.770%, 01/05/27		1,920	$2,424,222
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		5,760	6,250,211
Federal Home Loan Bank
5.375%, 08/15/24		5,490	6,374,587
2.875%, 09/13/24		57,240	61,829,800
2.750%, 12/13/24		86,645	93,524,327
3.125%, 09/12/25		10,000	10,997,256
5.750%, 06/12/26		11,775	14,627,026
2.500%, 12/10/27		4,000	4,303,181
3.000%, 03/10/28		30,815	34,130,814
3.250%, 06/09/28		109,035	123,133,878
#	3.250%, 11/16/28	91,250	103,264,002
2.125%, 09/14/29		10,000	10,443,832
2.125%, 12/14/29		23,735	24,797,936
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		76,476	109,112,976
6.750%, 03/15/31		100,575	146,290,665
#	6.250%, 07/15/32	95,446	138,675,421
Federal National Mortgage Association
#	2.625%, 09/06/24	30,000	32,205,659
#	2.125%, 04/24/26	86,970	92,313,420
#	1.875%, 09/24/26	168,929	177,186,523
#	0.750%, 10/08/27	73,250	70,934,242
6.250%, 05/15/29		102,508	139,242,946
7.125%, 01/15/30		72,196	104,413,708
7.250%, 05/15/30		72,729	107,048,398
#	0.875%, 08/05/30	239,600	223,826,130
6.625%, 11/15/30		103,212	147,499,807
Tennessee Valley Authority
2.875%, 09/15/24		30,000	32,450,335
6.750%, 11/01/25		25,327	31,963,388
2.875%, 02/01/27		31,804	34,885,326
#	7.125%, 05/01/30	70,383	102,674,247
4.650%, 06/15/35		5,000	6,495,722

TOTAL AGENCY OBLIGATIONS			2,193,319,985

BONDS — (49.0%)
AUSTRALIA — (1.2%)
ANZ New Zealand
International, Ltd.
#Ω	3.450%, 07/17/27	6,000	6,623,126

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Australia & New Zealand Banking Group, Ltd.
3.700%, 11/16/25		6,110	$6,791,609
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	890	974,437
Glencore Funding LLC
Ω	2.500%, 09/01/30	5,000	4,843,155
Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26	24,711	27,589,842
National Australia Bank, Ltd.
2.500%, 05/22/22		1,000	1,022,933
3.375%, 01/14/26		3,000	3,307,540
#Ω	3.500%, 01/10/27	29,999	33,331,239
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28		1,270	1,717,115
Westpac Banking Corp.
2.500%, 06/28/22		3,538	3,631,156
2.850%, 05/13/26		15,267	16,424,725
#	2.700%, 08/19/26	5,052	5,411,763
3.350%, 03/08/27		37,267	41,267,443
#	2.650%, 01/16/30	8,160	8,607,835

TOTAL AUSTRALIA			161,543,918

BELGIUM — (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28		14,000	15,720,183
4.900%, 01/23/31		2,000	2,409,133
Solvay Finance America LLC
Ω	4.450%, 12/03/25	865	974,350

TOTAL BELGIUM			19,103,666

CANADA — (0.7%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	2,780	3,040,188
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	6,258,641
Canadian Natural Resources, Ltd.
3.850%, 06/01/27		3,898	4,263,125
2.950%, 07/15/30		12,722	12,863,555
5.850%, 02/01/35		3,000	3,740,735
Canadian Pacific Railway Co.
2.900%, 02/01/25		3,024	3,214,921
3.700%, 02/01/26		4,880	5,362,412
Enbridge, Inc.
3.500%, 06/10/24		1,280	1,372,882

97

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
3.700%, 07/15/27		275	$301,151
ITC Holdings Corp.
3.650%, 06/15/24		9,714	10,434,824
Nutrien, Ltd.
3.625%, 03/15/24		3,460	3,721,843
3.000%, 04/01/25		3,460	3,686,050
Spectra Energy Partners L.P.
4.750%, 03/15/24		1,915	2,114,644
Thomson Reuters Corp.
#	4.300%, 11/23/23	5,120	5,546,026
TransCanada PipeLines, Ltd.
4.875%, 01/15/26		4,060	4,681,014
4.250%, 05/15/28		1,300	1,468,653
4.625%, 03/01/34		17,266	19,789,991

TOTAL CANADA			91,860,655

DENMARK — (0.0%)
Danske Bank A.S.
Ω	4.375%, 06/12/28	2,000	2,211,949

FRANCE — (0.8%)
Airbus SE
Ω	3.150%, 04/10/27	7,500	8,015,450
BNP Paribas SA
#Ω	3.500%, 11/16/27	500	544,039
Ω	4.400%, 08/14/28	2,600	2,962,479
BPCE SA
4.000%, 04/15/24		10,414	11,396,301
Credit Agricole SA
3.875%, 04/15/24		8,591	9,378,668
Electricite de France SA
Ω	3.625%, 10/13/25	6,638	7,285,543
Pernod Ricard SA
#Ω	3.250%, 06/08/26	14,827	16,063,067
Sanofi
3.625%, 06/19/28		20,000	22,484,077
Societe Generale S.A.
Ω	3.000%, 01/22/30	5,000	5,094,169
Total Capital International SA
#	3.750%, 04/10/24	9,600	10,500,864
2.829%, 01/10/30		5,000	5,252,213

TOTAL FRANCE			98,976,870

GERMANY — (1.0%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	2,240	2,533,169
Ω	4.375%, 12/15/28	14,000	15,841,892
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	9,544	10,297,815
BMW US Capital LLC
Ω	2.800%, 04/11/26	21,530	22,914,961
Ω	3.300%, 04/06/27	6,742	7,330,484
Ω	4.150%, 04/09/30	1,330	1,536,120

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Daimler Finance North America LLC
8.500%, 01/18/31		28,596	$42,717,682
EMD Finance LLC
Ω	2.950%, 03/19/22	862	878,002
Fresenius Medical Care US
Finance III, Inc.
Ω	2.375%, 02/16/31	16,000	15,415,313
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	7,621	9,442,603

TOTAL GERMANY			128,908,041

IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,520	1,710,806

ITALY — (0.2%)
Enel Finance International NV
Ω	3.500%, 04/06/28	2,800	3,018,682
Ω	4.875%, 06/14/29	10,000	11,734,074
Intesa Sanpaolo SpA
#Ω	4.000%, 09/23/29	15,800	17,166,414

TOTAL ITALY			31,919,170

JAPAN — (1.3%)
American Honda Finance Corp.
2.300%, 09/09/26		21,110	22,170,105
Beam Suntory, Inc.
3.250%, 06/15/23		764	799,777
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26		1,195	1,331,542
3.677%, 02/22/27		4,465	4,994,689
3.741%, 03/07/29		3,500	3,867,139
3.195%, 07/18/29		2,777	2,957,479
Mizuho Financial Group, Inc.
2.839%, 09/13/26		15,800	16,887,228
MUFG Bank, Ltd.
3.250%, 09/08/24		3,237	3,489,085
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	10,306,179
2.679%, 07/16/30		3,600	3,568,179
StanCorp Financial Group, Inc.
5.000%, 08/15/22		3,200	3,369,340
Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23	5,931	6,377,349

98

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		5,242	$5,807,274
3.040%, 07/16/29		18,167	19,116,862
2.130%, 07/08/30		12,200	11,999,616
Toyota Motor Credit Corp.
2.625%, 01/10/23		2,999	3,113,983
3.200%, 01/11/27		24,036	26,302,915
#	3.050%, 01/11/28	11,550	12,477,357
#	3.650%, 01/08/29	11,108	12,419,602

TOTAL JAPAN			171,355,700

NETHERLANDS — (1.2%)
Ahold Finance USA LLC
6.875%, 05/01/29		704	946,958
Cooperatieve Rabobank UA
3.875%, 02/08/22		4,090	4,203,209
3.375%, 05/21/25		17,522	19,121,376
Heineken NV
Ω	2.750%, 04/01/23	2,219	2,309,719
ING Groep NV
3.950%, 03/29/27		4,000	4,477,953
4.050%, 04/09/29		4,000	4,492,210
Shell International Finance BV
3.250%, 05/11/25		31,117	33,912,830
2.875%, 05/10/26		29,810	32,209,832
2.500%, 09/12/26		11,169	11,850,254
3.875%, 11/13/28		4,000	4,514,496
2.750%, 04/06/30		25,000	26,007,423
4.125%, 05/11/35		9,350	10,793,028

TOTAL NETHERLANDS			154,839,288

NORWAY — (0.1%)
Equinor ASA
2.450%, 01/17/23		3,586	3,715,909
2.650%, 01/15/24		6,950	7,347,662
1.750%, 01/22/26		3,000	3,089,243

TOTAL NORWAY			14,152,814

SPAIN — (0.6%)
Banco Santander SA
3.800%, 02/23/28		7,000	7,613,279
3.490%, 05/28/30		4,000	4,237,391
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	19,543,622
4.400%, 07/13/27		2,000	2,227,207
Santander UK P.L.C.
4.000%, 03/13/24		8,788	9,643,597
Telefonica Emisiones SA
4.570%, 04/27/23		7,532	8,112,299

		Face Amount^	Value†
		(000)
SPAIN — (Continued)
Telefonica Europe BV
8.250%, 09/15/30		16,567	$23,771,479

TOTAL SPAIN			75,148,874

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
6.750%, 07/15/27		1,942	2,505,064

SWITZERLAND — (1.1%)
ABB Finance USA, Inc.
2.875%, 05/08/22		3,884	3,984,478
Credit Suisse AG
3.625%, 09/09/24		11,475	12,474,786
Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	60,280	56,520,322
Novartis Capital Corp.
3.100%, 05/17/27		10,983	11,990,257
2.200%, 08/14/30		15,000	15,231,844
Roche Holdings, Inc.
#Ω	2.625%, 05/15/26	1,000	1,071,799
Ω	2.375%, 01/28/27	14,000	14,748,103
UBS Group AG
Ω	4.125%, 09/24/25	20,990	23,417,255

TOTAL SWITZERLAND			139,438,844

UNITED KINGDOM — (2.0%)
AstraZeneca P.L.C.
3.375%, 11/16/25		8,259	9,050,910
4.000%, 01/17/29		2,000	2,259,989
Barclays P.L.C.
3.650%, 03/16/25		14,330	15,486,536
4.375%, 01/12/26		9,970	11,177,543
BAT Capital Corp.
4.906%, 04/02/30		21,000	23,682,461
BP Capital Markets America, Inc.
3.245%, 05/06/22		2,848	2,934,464
3.119%, 05/04/26		8,415	9,084,010
3.017%, 01/16/27		6,773	7,266,071
BP Capital Markets P.L.C.
#	3.535%, 11/04/24	1,340	1,470,115
3.017%, 01/16/27		1,700	1,820,469
3.279%, 09/19/27		11,000	11,971,985
British Telecommunications P.L.C.
5.125%, 12/04/28		7,200	8,531,280
Ω	3.250%, 11/08/29	3,000	3,163,821
Coca-Cola European
Partners P.L.C.
1.125%, 05/26/24		EUR 3,055	3,799,954
Diageo Capital P.L.C.
2.375%, 10/24/29		1,350	1,372,376
2.125%, 04/29/32		14,300	13,957,302
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28		7,700	8,739,949

99

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
	HSBC Holdings P.L.C.
	4.300%, 03/08/26	13,770	$15,510,376
	3.900%, 05/25/26	12,666	14,033,998
	4.950%, 03/31/30	13,500	15,941,031
	HSBC USA, Inc.
	3.500%, 06/23/24	7,593	8,222,365
	Janus Capital Group, Inc.
	4.875%, 08/01/25	9,046	10,268,781
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	10,250	11,301,954
	4.375%, 03/22/28	9,000	10,204,401
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25	5,931	6,678,888
	Nationwide Building Society
Ω	3.900%, 07/21/25	4,600	5,095,141
	Natwest Group P.L.C.
	4.800%, 04/05/26	4,800	5,490,108
	Prudential P.L.C.
	3.125%, 04/14/30	1,500	1,596,068
	RELX Capital, Inc.
	3.000%, 05/22/30	900	941,227
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	4,380	4,822,687
	Unilever Capital Corp.
	2.000%, 07/28/26	1,900	1,977,876
	Vodafone Group P.L.C.
	7.875%, 02/15/30	7,107	10,038,904

	TOTAL UNITED KINGDOM		257,893,040

	UNITED STATES — (38.7%)
	3M Co.
	2.875%, 10/15/27	14,390	15,528,497
	Abbott Laboratories
	2.950%, 03/15/25	12,469	13,420,292
	AbbVie, Inc.
	3.250%, 10/01/22	3,562	3,681,218
#	3.600%, 05/14/25	18,850	20,605,819
	4.250%, 11/14/28	25,500	29,160,748
	Activision Blizzard, Inc.
	3.400%, 06/15/27	6,308	6,955,923
	1.350%, 09/15/30	8,000	7,322,053
	Adobe, Inc.
	3.250%, 02/01/25	1,920	2,081,155
	Aetna, Inc.
	2.750%, 11/15/22	3,570	3,672,848
	3.500%, 11/15/24	5,359	5,804,760
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,410	3,706,594
	3.300%, 06/15/30	20,900	22,104,719
	Aflac, Inc.
	3.250%, 03/17/25	11,007	11,956,199
	3.600%, 04/01/30	2,000	2,212,360

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Alabama Power Co.
2.800%, 04/01/25	2,560	$2,713,629
Albemarle Corp.
4.150%, 12/01/24	7,365	8,111,112
Allegion P.L.C.
3.500%, 10/01/29	10,000	10,621,859
Allstate Corp. (The)
5.350%, 06/01/33	7,500	9,647,893
Alphabet, Inc.
1.998%, 08/15/26	12,785	13,412,551
1.100%, 08/15/30	11,000	10,217,819
Altria Group, Inc.
4.750%, 05/05/21	208	208,025
4.800%, 02/14/29	460	523,258
3.400%, 05/06/30	10,500	10,934,280
Amazon.com, Inc.
1.200%, 06/03/27	5,000	4,965,978
3.150%, 08/22/27	9,200	10,129,584
# 1.500%, 06/03/30	37,580	36,179,155
Amcor Flexibles North America, Inc.
4.500%, 10/15/21	640	645,042
2.630%, 06/19/30	2,500	2,524,914
Ameren Corp.
3.650%, 02/15/26	10,631	11,660,560
American Express Credit Corp.
3.300%, 05/03/27	16,929	18,727,982
American International Group, Inc.
4.125%, 02/15/24	10,069	11,013,049
# 3.750%, 07/10/25	9,247	10,170,736
3.900%, 04/01/26	6,429	7,135,572
4.200%, 04/01/28	2,100	2,373,697
American Water Capital Corp.
3.850%, 03/01/24	2,115	2,288,667
2.950%, 09/01/27	584	627,819
Ameriprise Financial, Inc.
4.000%, 10/15/23	3,722	4,041,705
# 2.875%, 09/15/26	6,175	6,648,346
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	1,310,541
3.450%, 12/15/27	3,000	3,285,170
# 2.800%, 05/15/30	29,884	30,752,081
Amgen, Inc.
3.625%, 05/22/24	6,399	6,931,483
# 3.125%, 05/01/25	3,200	3,457,686
2.600%, 08/19/26	10,375	10,978,308
2.300%, 02/25/31	5,000	4,942,655
Analog Devices, Inc.
3.900%, 12/15/25	4,965	5,528,674
3.500%, 12/05/26	11,977	13,176,480
Anheuser-Busch InBev Worldwide, Inc.
5.875%, 06/15/35	2,846	3,668,768

100

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Anthem, Inc.
	3.125%, 05/15/22	1,277	$1,313,982
	3.500%, 08/15/24	4,986	5,398,816
	3.650%, 12/01/27	4,000	4,442,742
	4.101%, 03/01/28	16,600	18,738,262
	5.950%, 12/15/34	1,300	1,769,760
	Aon Corp.
	4.500%, 12/15/28	2,300	2,651,225
	3.750%, 05/02/29	1,500	1,668,408
	2.800%, 05/15/30	5,000	5,159,680
	Aon P.L.C.
	4.000%, 11/27/23	4,000	4,314,079
#	3.500%, 06/14/24	9,147	9,835,296
	Apple, Inc.
	3.250%, 02/23/26	19,942	21,920,932
	2.450%, 08/04/26	17,090	18,197,908
	3.350%, 02/09/27	33,607	37,187,863
	3.000%, 06/20/27	11,436	12,550,990
	2.900%, 09/12/27	4,400	4,778,460
	3.000%, 11/13/27	26,919	29,446,617
	1.650%, 05/11/30	18,500	17,969,088
	1.650%, 02/08/31	68,500	66,019,690
	Applied Materials, Inc.
	3.300%, 04/01/27	16,750	18,411,919
	Archer-Daniels-Midland Co.
#	2.500%, 08/11/26	4,942	5,269,796
	Arizona Public Service Co.
	3.150%, 05/15/25	9,580	10,299,122
	Arrow Electronics, Inc.
	3.875%, 01/12/28	12,338	13,620,519
	Assurant, Inc.
	4.000%, 03/15/23	6,399	6,796,283
	AT&T, Inc.
#	2.750%, 06/01/31	1,000	998,551
Ω	2.550%, 12/01/33	10,034	9,563,906
	Autodesk, Inc.
	4.375%, 06/15/25	3,015	3,372,785
	3.500%, 06/15/27	12,009	13,228,885
	Automatic Data Processing, Inc.
	3.375%, 09/15/25	12,356	13,611,460
	1.250%, 09/01/30	17,841	16,580,555
	AutoZone, Inc.
	2.875%, 01/15/23	11,113	11,501,558
#	3.125%, 07/15/23	1,270	1,336,815
	3.250%, 04/15/25	6,203	6,648,260
	3.125%, 04/21/26	988	1,073,346
	Avnet, Inc.
	4.625%, 04/15/26	5,560	6,261,918
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	20,320	22,388,902

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor, Inc.
3.337%, 12/15/27	1,900	$2,053,860
Baltimore Gas & Electric Co.
2.400%, 08/15/26	692	729,540
Bank of America Corp.
4.000%, 04/01/24	6,120	6,720,256
3.875%, 08/01/25	2,350	2,620,985
Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r) 3.419%, 12/20/28	3,285	3,557,889
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24	10,524	11,449,453
3.000%, 02/24/25	1,913	2,059,627
1.600%, 04/24/25	21,050	21,650,268
2.800%, 05/04/26	7,088	7,630,883
Baxter International, Inc.
2.600%, 08/15/26	4,951	5,275,561
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	34,000	33,696,000
1.450%, 10/15/30	65,000	61,803,712
Berkshire Hathaway, Inc.
3.125%, 03/15/26	28,128	30,802,135
Best Buy Co., Inc.
4.450%, 10/01/28	19,493	22,367,268
Biogen, Inc.
4.050%, 09/15/25	8,950	9,960,653
# 2.250%, 05/01/30	20,320	19,761,849
Black Hills Corp.
2.500%, 06/15/30	2,850	2,856,101
4.350%, 05/01/33	1,750	1,996,798
BlackRock, Inc.
3.200%, 03/15/27	29,563	32,500,453
3.250%, 04/30/29	6,942	7,655,228
2.400%, 04/30/30	25,000	25,759,816
1.900%, 01/28/31	41,000	40,118,255
Boeing Co. (The)
2.500%, 03/01/25	6,399	6,600,922
# 2.600%, 10/30/25	2,568	2,657,573
3.200%, 03/01/29	5,000	5,138,306
2.950%, 02/01/30	5,000	5,017,981
# 3.250%, 02/01/35	2,463	2,427,725
Booking Holdings, Inc.
3.600%, 06/01/26	4,494	4,985,361
4.625%, 04/13/30	7,210	8,450,379
BP Capital Markets America, Inc.
4.234%, 11/06/28	1,267	1,446,632

101

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Broadcom, Inc.
	4.300%, 11/15/32	31,000	$34,215,376
	Brown & Brown, Inc.
	4.200%, 09/15/24	4,660	5,121,594
	2.375%, 03/15/31	3,000	2,908,452
	Bunge, Ltd. Finance Corp.
#	3.750%, 09/25/27	15,000	16,534,584
	Burlington Northern Santa Fe LLC
#	3.000%, 04/01/25	4,279	4,604,409
	7.000%, 12/15/25	858	1,075,898
	CA, Inc.
	4.700%, 03/15/27	17,502	19,669,909
	Camden Property Trust
	2.800%, 05/15/30	1,500	1,550,292
	Campbell Soup Co.
	3.300%, 03/19/25	4,045	4,363,061
	4.150%, 03/15/28	5,628	6,328,086
	Capital One Financial Corp.
	3.750%, 04/24/24	4,607	5,018,744
	3.200%, 02/05/25	2,700	2,908,707
	3.750%, 03/09/27	14,165	15,726,421
#	3.800%, 01/31/28	5,600	6,230,196
	Cardinal Health, Inc.
	3.200%, 06/15/22	1,840	1,894,406
	3.410%, 06/15/27	17,718	19,328,375
	Cargill, Inc.
Ω	2.125%, 04/23/30	6,060	6,018,450
	Carrier Global Corp.
#	2.700%, 02/15/31	2,500	2,526,850
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,800	5,357,935
	Charles Schwab Corp. (The)
	3.000%, 03/10/25	12,777	13,715,243
	Chevron Corp.
	1.554%, 05/11/25	10,000	10,240,806
	2.954%, 05/16/26	11,356	12,277,957
	1.995%, 05/11/27	2,300	2,378,415
	2.236%, 05/11/30	18,500	18,620,485
	Chevron USA, Inc.
	3.250%, 10/15/29	17,685	19,178,699
	Choice Hotels International, Inc.
	3.700%, 12/01/29	2,750	2,921,078
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24	5,120	5,558,909
	Cigna Corp.
	3.500%, 06/15/24	1,792	1,932,507
	3.250%, 04/15/25	4,500	4,855,358
	3.400%, 03/01/27	14,920	16,301,588
	4.375%, 10/15/28	2,500	2,863,215
	2.400%, 03/15/30	2,700	2,701,709
	Cincinnati Financial Corp.
	6.920%, 05/15/28	4,000	5,159,178

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Citigroup, Inc.
	3.300%, 04/27/25	5,679	$6,178,125
	Citizens Bank N.A.
	3.750%, 02/18/26	4,000	4,442,848
	Clorox Co. (The)
	3.100%, 10/01/27	5,077	5,511,722
	3.900%, 05/15/28	16,112	18,124,118
	CME Group, Inc.
	3.000%, 03/15/25	2,833	3,048,427
	CMS Energy Corp.
	3.600%, 11/15/25	3,163	3,453,747
	3.000%, 05/15/26	4,942	5,267,513
	CNA Financial Corp.
	4.500%, 03/01/26	22,057	25,033,072
	3.900%, 05/01/29	2,450	2,727,119
	Coca-Cola Co. (The)
	2.250%, 09/01/26	11,103	11,825,939
	2.900%, 05/25/27	13,535	14,732,282
	Comcast Corp.
#	3.375%, 08/15/25	4,946	5,426,667
#	3.150%, 03/01/26	9,198	10,039,733
	3.150%, 02/15/28	5,000	5,420,053
	4.250%, 10/15/30	10,000	11,604,633
	4.250%, 01/15/33	22,000	25,806,185
	7.050%, 03/15/33	2,200	3,159,794
	Comerica, Inc.
#	4.000%, 02/01/29	6,000	6,787,466
	Conagra Brands, Inc.
	4.850%, 11/01/28	970	1,142,234
	ConocoPhillips Co.
	4.950%, 03/15/26	14,112	16,478,295
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,387,761
	5.300%, 03/01/35	400	501,712
	Constellation Brands, Inc.
	3.600%, 02/15/28	10,825	11,833,544
	3.150%, 08/01/29	7,000	7,382,535
	Corning, Inc.
	3.700%, 11/15/23	2,710	2,898,606
	Costco Wholesale Corp.
#	3.000%, 05/18/27	19,300	21,120,505
	1.375%, 06/20/27	1,700	1,706,810
	1.600%, 04/20/30	58,994	57,033,977
	1.750%, 04/20/32	23,500	22,656,342
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	7,412,014
Ω	3.500%, 08/15/27	1,200	1,307,187
	CVS Health Corp.
	3.375%, 08/12/24	11,857	12,780,159
	3.875%, 07/20/25	13,408	14,855,647
	3.250%, 08/15/29	4,000	4,264,479
	Danaher Corp.
#	3.350%, 09/15/25	1,483	1,625,435

102

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Deere & Co.
5.375%, 10/16/29		467	$585,582
Dentsply Sirona, Inc.
3.250%, 06/01/30		5,500	5,786,393
Discover Bank
4.650%, 09/13/28		2,800	3,238,488
Discovery Communications LLC
3.900%, 11/15/24		5,376	5,863,016
3.450%, 03/15/25		5,671	6,094,193
3.625%, 05/15/30		5,000	5,350,841
Dollar General Corp.
3.250%, 04/15/23		4,983	5,220,452
4.150%, 11/01/25		1,604	1,797,246
Dollar Tree, Inc.
4.200%, 05/15/28		21,641	24,566,417
Dominion Energy, Inc.
3.900%, 10/01/25		10,013	11,083,260
Dow Chemical Co. (The)
3.500%, 10/01/24		4,594	4,960,438
DTE Energy Co.
3.850%, 12/01/23		960	1,029,810
2.850%, 10/01/26		1,000	1,067,732
6.375%, 04/15/33		2,305	3,063,722
Duke Energy Corp.
3.750%, 04/15/24		5,205	5,631,156
DXC Technology Co.
4.750%, 04/15/27		35,329	40,112,793
E*TRADE Financial Corp.
4.500%, 06/20/28		8,496	9,712,747
Eastman Chemical Co.
1.500%, 05/26/23	EUR	30	37,067
3.800%, 03/15/25		9,527	10,422,345
Eaton Corp.
4.000%, 11/02/32		13,775	15,748,111
Eaton Vance Corp.
3.500%, 04/06/27		10,462	11,418,384
eBay, Inc.
3.600%, 06/05/27		13,375	14,783,699
Ecolab, Inc.
2.700%, 11/01/26		4,448	4,762,280
EI du Pont de Nemours and Co.
2.300%, 07/15/30		4,000	4,032,887
Electronic Arts, Inc.
4.800%, 03/01/26		15,000	17,354,985
Emerson Electric Co.
3.150%, 06/01/25		5,312	5,756,631
Enterprise Products Operating LLC
3.900%, 02/15/24		1,680	1,816,089
3.700%, 02/15/26		4,976	5,496,432
6.875%, 03/01/33		1,800	2,471,356
EOG Resources, Inc.
3.150%, 04/01/25		6,718	7,209,208
4.375%, 04/15/30		6,000	6,928,186

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	$7,228,411
	ERP Operating L.P.
	2.500%, 02/15/30	2,800	2,844,271
	Eversource Energy
	4.250%, 04/01/29	1,000	1,151,457
	Exelon Corp.
	3.950%, 06/15/25	417	459,511
	3.400%, 04/15/26	20,540	22,367,040
	Exxon Mobil Corp.
	3.176%, 03/15/24	2,929	3,137,294
#	2.275%, 08/16/26	2,000	2,101,275
	2.440%, 08/16/29	1,500	1,538,331
	3.482%, 03/19/30	10,000	10,943,246
	FedEx Corp.
	4.000%, 01/15/24	6,991	7,649,429
	3.200%, 02/01/25	1,744	1,894,084
#	3.400%, 02/15/28	5,250	5,747,575
	4.900%, 01/15/34	2,075	2,521,190
	3.900%, 02/01/35	800	883,027
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	18,654	19,715,957
	Fifth Third Bancorp
	3.950%, 03/14/28	26,032	29,619,796
	Flex, Ltd.
	4.875%, 06/15/29	1,700	1,938,147
	4.875%, 05/12/30	4,000	4,604,786
	FMR LLC
Ω	4.950%, 02/01/33	2,400	2,974,564
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,300	4,556,596
	GATX Corp.
	3.250%, 03/30/25	5,120	5,482,079
	3.250%, 09/15/26	7,749	8,376,729
	GE Capital Funding LLC
Ω	4.550%, 05/15/32	4,000	4,649,406
	General Electric Co.
	6.750%, 03/15/32	29,038	39,226,882
	General Mills, Inc.
	4.200%, 04/17/28	8,600	9,799,943
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	14,136	16,287,354
	4.350%, 01/17/27	1,863	2,083,641
	Georgia Power Co.
	3.250%, 04/01/26	3,000	3,237,731
	3.250%, 03/30/27	15,966	17,206,518
	Georgia-Pacific LLC
	7.750%, 11/15/29	1,000	1,416,437
	Gilead Sciences, Inc.
	3.700%, 04/01/24	10,612	11,473,112
	3.650%, 03/01/26	8,806	9,720,681

103

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Global Payments, Inc.
4.800%, 04/01/26	7,031	$8,074,418
4.450%, 06/01/28	8,020	9,160,570
Goldman Sachs Group, Inc. (The)
4.000%, 03/03/24	26,404	28,851,248
3.750%, 05/22/25	8,213	9,006,779
3.750%, 02/25/26	10,350	11,498,337
2.600%, 02/07/30	5,000	5,105,212
3.800%, 03/15/30	12,000	13,327,756
6.125%, 02/15/33	967	1,298,536
Halliburton Co.
# 2.920%, 03/01/30	1,000	1,003,199
Harley-Davidson, Inc.
# 3.500%, 07/28/25	5,593	6,004,201
Hasbro, Inc.
3.500%, 09/15/27	3,300	3,586,428
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	27,600	27,254,090
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	6,965	7,943,429
Honeywell International, Inc.
# 2.500%, 11/01/26	9,698	10,361,524
HP, Inc.
# 3.400%, 06/17/30	50,835	54,258,955
Humana, Inc.
3.850%, 10/01/24	5,825	6,356,558
Illinois Tool Works, Inc.
3.500%, 03/01/24	5,399	5,837,157
Intel Corp.
# 3.150%, 05/11/27	2,500	2,740,447
4.000%, 12/15/32	3,200	3,728,780
Intercontinental Exchange, Inc.
3.750%, 12/01/25	12,500	13,867,750
International Business Machines Corp.
3.375%, 08/01/23	4,409	4,719,731
3.625%, 02/12/24	9,600	10,434,483
3.300%, 01/27/27	26,154	28,672,650
1.950%, 05/15/30	22,940	22,436,004
International Paper Co.
3.800%, 01/15/26	1,136	1,259,823
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24	1,953	2,141,080
4.750%, 03/30/30	1,175	1,366,527
Interstate Power and Light Co.
2.300%, 06/01/30	3,978	3,957,012
Jabil, Inc.
3.600%, 01/15/30	23,550	25,420,373

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.000%, 01/15/31	15,033	$15,290,118
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	6,594	7,624,035
JM Smucker Co. (The)
3.500%, 03/15/25	6,042	6,584,779
Johnson & Johnson
2.450%, 03/01/26	3,212	3,434,556
# 1.300%, 09/01/30	40,000	37,862,164
4.950%, 05/15/33	4,000	5,176,609
Johnson Controls International P.L.C.
3.625%, 07/02/24	915	989,168
JPMorgan Chase & Co.
# 3.625%, 05/13/24	12,131	13,232,979
3.900%, 07/15/25	22,416	24,831,118
3.200%, 06/15/26	676	734,204
2.950%, 10/01/26	500	539,058
Juniper Networks, Inc.
3.750%, 08/15/29	4,000	4,359,971
Kellogg Co.
3.250%, 04/01/26	13,739	14,942,605
3.400%, 11/15/27	14,600	15,981,341
7.450%, 04/01/31	6,959	9,918,162
Kemper Corp.
2.400%, 09/30/30	5,000	4,836,973
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	5,885	6,426,324
KeyBank NA
# 3.300%, 06/01/25	750	819,308
Kilroy Realty L.P.
3.050%, 02/15/30	8,000	8,207,217
2.500%, 11/15/32	17,100	16,410,674
Kroger Co. (The)
3.850%, 08/01/23	2,330	2,488,933
7.500%, 04/01/31	16,177	22,883,678
L3Harris Technologies, Inc.
3.950%, 05/28/24	2,469	2,682,683
Laboratory Corp. of America Holdings
4.000%, 11/01/23	3,840	4,124,187
3.600%, 09/01/27	2,500	2,747,370
Lam Research Corp.
3.800%, 03/15/25	4,094	4,530,787
4.000%, 03/15/29	3,000	3,425,466
Lazard Group LLC
4.500%, 09/19/28	18,426	21,018,786
Lear Corp.
3.800%, 09/15/27	3,495	3,842,939
Legg Mason, Inc.
3.950%, 07/15/24	4,736	5,203,371
4.750%, 03/15/26	9,317	10,764,605

104

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	10,665	$12,371,045
Lincoln National Corp.
# 3.400%, 01/15/31	8,680	9,335,741
Lockheed Martin Corp.
2.900%, 03/01/25	4,480	4,802,295
3.550%, 01/15/26	4,800	5,326,268
Loews Corp.
2.625%, 05/15/23	3,761	3,903,346
3.750%, 04/01/26	11,870	13,210,267
Lowe’s Cos., Inc.
3.120%, 04/15/22	292	297,882
# 3.375%, 09/15/25	5,183	5,672,584
LYB International Finance II BV
3.500%, 03/02/27	4,166	4,541,260
LYB International Finance III LLC
3.375%, 05/01/30	8,800	9,406,012
LyondellBasell Industries NV
5.750%, 04/15/24	5,827	6,587,353
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	8,028	8,585,200
Marathon Petroleum Corp.
3.625%, 09/15/24	7,691	8,307,052
Mars, Inc.
Ω 1.625%, 07/16/32	4,400	4,108,148
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	8,320	8,961,235
3.750%, 03/14/26	3,300	3,665,105
Mastercard, Inc.
2.950%, 11/21/26	2,700	2,928,605
Maxim Integrated Products, Inc.
3.450%, 06/15/27	5,931	6,497,239
McKesson Corp.
3.796%, 03/15/24	3,348	3,633,997
4.750%, 05/30/29	7,500	8,840,287
Medtronic, Inc.
# 3.500%, 03/15/25	616	679,314
4.375%, 03/15/35	4,465	5,446,520
Merck & Co., Inc.
# 2.750%, 02/10/25	11,609	12,403,316
3.400%, 03/07/29	10,000	11,098,784
1.450%, 06/24/30	57,700	54,886,463
MetLife, Inc.
# 3.600%, 04/10/24	6,140	6,681,863
5.700%, 06/15/35	7,400	10,041,762
Micron Technology, Inc.
4.663%, 02/15/30	330	380,124
Microsoft Corp.
# 2.700%, 02/12/25	1,567	1,682,122

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.400%, 08/08/26	29,634	$31,553,296
3.300%, 02/06/27	14,692	16,296,555
Molson Coors Beverage Co.
3.500%, 05/01/22	787	810,596
3.000%, 07/15/26	18,416	19,741,286
Morgan Stanley
3.875%, 04/29/24	8,982	9,805,109
3.875%, 01/27/26	18,683	20,827,044
3.625%, 01/20/27	15,726	17,437,585
7.250%, 04/01/32	7,000	10,003,732
Mosaic Co. (The)
4.250%, 11/15/23	1,336	1,442,921
4.050%, 11/15/27	6,000	6,698,173
Motorola Solutions, Inc.
4.600%, 05/23/29	4,700	5,401,208
2.300%, 11/15/30	22,000	21,260,978
MPLX L.P.
4.125%, 03/01/27	12,020	13,381,522
Mylan, Inc.
4.200%, 11/29/23	3,480	3,749,795
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	2,708	4,014,251
NetApp, Inc.
3.250%, 12/15/22	1,088	1,126,047
3.300%, 09/29/24	3,451	3,712,302
2.700%, 06/22/30	5,000	5,067,033
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	25,641	28,449,804
NIKE, Inc.
# 2.375%, 11/01/26	28,083	29,943,773
2.850%, 03/27/30	27,500	29,279,586
Northern Trust Corp.
1.950%, 05/01/30	23,270	22,919,232
Nucor Corp.
3.950%, 05/01/28	10,245	11,490,432
2.700%, 06/01/30	9,000	9,247,464
Nuveen Finance LLC
Ω 4.125%, 11/01/24	2,748	3,046,956
NVIDIA Corp.
3.200%, 09/16/26	3,800	4,185,616
Omnicom Group, Inc.
4.200%, 06/01/30	13,055	14,711,029
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24	6,057	6,605,049
Oracle Corp.
2.950%, 05/15/25	15,400	16,447,463
2.650%, 07/15/26	39,785	41,948,469
3.250%, 11/15/27	36,794	39,901,951
O’Reilly Automotive, Inc.
3.600%, 09/01/27	21,580	23,765,270

105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Owens Corning
3.875%, 06/01/30		8,826	$9,771,440
Packaging Corp. of America
4.500%, 11/01/23		3,888	4,223,916
Parker-Hannifin Corp.
3.300%, 11/21/24		3,093	3,336,543
3.250%, 06/14/29		6,200	6,680,014
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,084,425
PepsiCo, Inc.
3.500%, 07/17/25		10,309	11,347,198
PerkinElmer, Inc.
3.300%, 09/15/29		1,700	1,804,162
Perrigo Finance Unlimited Co.
3.150%, 06/15/30		15,833	15,740,943
Pfizer, Inc.
#	3.000%, 12/15/26	42,108	46,025,124
3.450%, 03/15/29		5,000	5,529,832
#	1.700%, 05/28/30	5,000	4,864,544
Philip Morris International, Inc.
3.250%, 11/10/24		7,098	7,704,679
#	3.125%, 08/17/27	2,000	2,174,458
3.375%, 08/15/29		6,000	6,507,604
2.100%, 05/01/30		10,750	10,470,857
Phillips 66 Partners L.P.
3.550%, 10/01/26		23,603	25,550,116
3.750%, 03/01/28		3,265	3,516,375
3.150%, 12/15/29		18,000	18,425,932
PNC Bank NA
2.950%, 02/23/25		8,093	8,704,154
3.250%, 06/01/25		8,000	8,708,753
PPG Industries, Inc.
2.800%, 08/15/29		2,603	2,726,199
2.550%, 06/15/30		9,250	9,453,855
PPL Capital Funding, Inc.
3.400%, 06/01/23		3,334	3,504,755
3.100%, 05/15/26		11,200	12,045,017
Precision Castparts Corp.
3.250%, 06/15/25		30,987	33,621,533
Principal Financial Group, Inc.
3.125%, 05/15/23		4,444	4,700,637
3.400%, 05/15/25		5,700	6,186,458
3.100%, 11/15/26		5,472	5,917,038
Procter & Gamble Co. (The)
2.450%, 11/03/26		1,077	1,151,765
2.850%, 08/11/27		12,850	14,019,861
1.200%, 10/29/30		10,500	9,821,751
Progress Energy, Inc.
7.750%, 03/01/31		2,500	3,528,968
Prudential Financial, Inc.
3.878%, 03/27/28		1,215	1,379,264

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
PSEG Power LLC
4.300%, 11/15/23		5,815	$6,270,002
Public Service Enterprise Group, Inc.
Ω	8.625%, 04/15/31	1,000	1,460,064
Puget Energy, Inc.
6.000%, 09/01/21		7,900	8,039,663
QUALCOMM, Inc.
2.150%, 05/20/30		5,000	5,014,844
1.650%, 05/20/32		17,843	16,657,784
Quest Diagnostics, Inc.
3.500%, 03/30/25		384	418,237
Raytheon Technologies Corp.
7.500%, 09/15/29		615	848,258
Reinsurance Group of America, Inc.
4.700%, 09/15/23		3,840	4,192,989
3.950%, 09/15/26		16,189	18,075,877
3.900%, 05/15/29		4,725	5,199,784
3.150%, 06/15/30		15,855	16,550,740
Rockwell Automation, Inc.
2.875%, 03/01/25		5,738	6,093,812
Royalty Pharma P.L.C.
Ω	2.200%, 09/02/30	5,000	4,775,993
salesforce.com, Inc.
3.700%, 04/11/28		12,800	14,374,934
Schlumberger Investment SA
2.650%, 06/26/30		9,852	10,077,194
Sempra Energy
4.050%, 12/01/23		2,205	2,378,962
3.550%, 06/15/24		6,400	6,896,173
Sherwin-Williams Co. (The)
3.450%, 08/01/25		6,794	7,402,079
3.450%, 06/01/27		1,035	1,138,379
2.950%, 08/15/29		6,000	6,318,204
Simon Property Group L.P.
2.650%, 07/15/30		20,000	20,280,641
Southern Co. (The)
3.250%, 07/01/26		8,992	9,708,273
Southern Power Co.
4.150%, 12/01/25		5,433	6,079,442
Southwest Gas Corp.
3.700%, 04/01/28		2,900	3,169,187
2.200%, 06/15/30		13,700	13,496,195
Stanley Black & Decker, Inc.
2.300%, 03/15/30		3,000	3,043,369
State Street Corp.
3.300%, 12/16/24		13,947	15,251,539
3.550%, 08/18/25		8,254	9,159,893
Steel Dynamics, Inc.
3.250%, 01/15/31		18,125	19,263,138
Stryker Corp.
#	3.375%, 05/15/24	512	549,586
#	3.375%, 11/01/25	11,427	12,487,006

106

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.650%, 03/07/28	25,656	$28,584,195
Sysco Corp.
3.750%, 10/01/25	685	755,620
3.300%, 07/15/26	18,844	20,460,011
3.250%, 07/15/27	4,934	5,337,743
Target Corp.
2.500%, 04/15/26	4,468	4,793,063
TCI Communications, Inc.
7.875%, 02/15/26	1,520	1,982,841
TD Ameritrade Holding Corp.
3.625%, 04/01/25	7,358	8,086,460
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,790,341
Textron, Inc.
2.450%, 03/15/31	15,590	15,399,663
TJX Cos., Inc. (The)
2.250%, 09/15/26	20,681	21,787,401
3.750%, 04/15/27	2,800	3,136,779
Travelers Property Casualty Corp.
6.375%, 03/15/33	800	1,122,360
Truist Financial Corp.
3.700%, 06/05/25	14,345	15,818,603
TWDC Enterprises 18 Corp.
3.150%, 09/17/25	9,588	10,433,108
7.000%, 03/01/32	1,340	1,896,551
U.S. Bank NA
# 2.800%, 01/27/25	5,950	6,377,893
Union Pacific Corp.
3.250%, 01/15/25	9,515	10,277,198
2.891%, 04/06/36	22,950	23,078,753
United Parcel Service, Inc.
# 3.050%, 11/15/27	2,127	2,337,374
UnitedHealth Group, Inc.
2.750%, 02/15/23	8,672	9,000,101
3.750%, 07/15/25	12,530	13,954,034
3.100%, 03/15/26	1,290	1,408,361
# 3.850%, 06/15/28	1,500	1,696,619
Unum Group
4.000%, 03/15/24	5,051	5,478,806
3.875%, 11/05/25	1,977	2,168,251
4.000%, 06/15/29	10,963	12,004,563
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	18,167	20,066,843
Valero Energy Corp.
3.400%, 09/15/26	8,918	9,556,349
7.500%, 04/15/32	580	786,711
Ventas Realty L.P.
3.000%, 01/15/30	1,100	1,139,610
Verizon Communications, Inc.
3.376%, 02/15/25	531	579,237
2.625%, 08/15/26	2,026	2,154,441
4.125%, 03/16/27	3,000	3,421,312
4.329%, 09/21/28	2,000	2,305,739

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.016%, 12/03/29	17,153	$19,397,641
VF Corp.
2.800%, 04/23/27	1,000	1,070,151
2.950%, 04/23/30	516	537,642
ViacomCBS, Inc.
3.875%, 04/01/24	4,899	5,287,614
3.500%, 01/15/25	2,364	2,545,298
2.900%, 01/15/27	26,061	27,460,784
7.875%, 07/30/30	1,137	1,590,748
4.950%, 01/15/31	3,993	4,693,542
# 4.200%, 05/19/32	12,600	14,050,326
Visa, Inc.
3.150%, 12/14/25	4,555	4,982,180
1.900%, 04/15/27	3,300	3,410,537
2.050%, 04/15/30	85,042	86,036,152
# 1.100%, 02/15/31	25,000	23,192,311
VMware, Inc.
4.650%, 05/15/27	6,600	7,545,539
3.900%, 08/21/27	1,024	1,135,456
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	514	562,167
# 3.200%, 04/15/30	23,552	24,777,468
Walmart, Inc.
3.050%, 07/08/26	21,777	23,875,035
3.700%, 06/26/28	5,000	5,659,781
3.250%, 07/08/29	8,465	9,385,932
2.375%, 09/24/29	19,101	19,961,825
7.550%, 02/15/30	9,346	13,617,310
5.250%, 09/01/35	15,000	20,042,928
Walt Disney Co. (The)
3.700%, 09/15/24	13,864	15,154,023
# 1.750%, 01/13/26	5,000	5,140,236
2.650%, 01/13/31	24,000	24,695,165
6.200%, 12/15/34	1,700	2,362,118
Waste Management, Inc.
3.500%, 05/15/24	4,942	5,337,576
3.125%, 03/01/25	3,460	3,731,170
WEC Energy Group, Inc.
3.550%, 06/15/25	5,268	5,748,286
Wells Fargo & Co.
3.000%, 02/19/25	16,264	17,462,613
3.000%, 04/22/26	9,473	10,216,524
3.000%, 10/23/26	1,490	1,606,611
4.150%, 01/24/29	1,200	1,364,239
Welltower, Inc.
4.125%, 03/15/29	1,550	1,744,663
# 2.750%, 01/15/31	11,393	11,550,737
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	12,365,226
WestRock MWV LLC
8.200%, 01/15/30	19,367	26,937,281
Whirlpool Corp.
3.700%, 05/01/25	15,463	16,965,693
4.750%, 02/26/29	1,300	1,525,760

107

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Williams Cos., Inc. (The)
4.000%, 09/15/25	12,364	$13,674,383
3.750%, 06/15/27	7,863	8,646,641
# 3.500%, 11/15/30	15,200	16,228,389
Wisconsin Electric Power Co.
3.100%, 06/01/25	3,200	3,433,102
WRKCo, Inc.
4.200%, 06/01/32	1,800	2,056,698
3.000%, 06/15/33	19,705	20,333,928
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	1,915	2,087,574
Zoetis, Inc.
3.000%, 09/12/27	26,275	28,307,132

TOTAL UNITED STATES		5,118,861,554

TOTAL BONDS		6,470,430,253

U.S. TREASURY OBLIGATIONS — (29.0%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	50,582,754
6.625%, 02/15/27	74,651	98,229,955
6.125%, 11/15/27	29,407	38,571,778
5.250%, 11/15/28	10,442	13,359,770
5.250%, 02/15/29	60,685	77,999,189
6.125%, 08/15/29	35,585	48,696,828
6.250%, 05/15/30	45,710	64,128,197
5.375%, 02/15/31	64,500	86,850,762
4.500%, 02/15/36	114,000	152,599,687
U.S. Treasury Notes
2.125%, 05/15/25	28,730	30,470,210
2.000%, 08/15/25	10,000	10,564,844
2.250%, 11/15/25	98,895	105,589,728
1.625%, 02/15/26	60,499	62,824,742
1.625%, 05/15/26	115,000	119,316,992
1.500%, 08/15/26	93,787	96,553,293
1.625%, 09/30/26	65,000	67,300,390
2.000%, 11/15/26	85,000	89,628,515
1.625%, 11/30/26	39,750	41,111,748

	Face Amount^	Value†
	(000)
1.500%, 01/31/27	59,500	$61,047,929
2.250%, 02/15/27	60,000	64,059,375
2.375%, 05/15/27	106,200	114,144,258
0.500%, 06/30/27	45,000	43,270,313
2.250%, 08/15/27	100,000	106,621,094
0.500%, 10/31/27	65,000	62,072,461
2.250%, 11/15/27	79,018	84,166,836
0.625%, 11/30/27	35,000	33,647,852
0.625%, 12/31/27	125,000	119,990,235
2.750%, 02/15/28	88,300	96,885,105
1.125%, 02/29/28	115,000	113,850,000
1.250%, 03/31/28	110,000	109,673,437
2.875%, 05/15/28	99,000	109,495,546
2.875%, 08/15/28	113,000	125,072,461
3.125%, 11/15/28	75,000	84,410,156
2.625%, 02/15/29	110,000	119,844,141
2.375%, 05/15/29	83,000	88,865,117
1.625%, 08/15/29	118,000	119,428,907
1.750%, 11/15/29	92,500	94,418,653
1.500%, 02/15/30	189,700	189,122,007
0.625%, 05/15/30	220,000	202,400,000
0.625%, 08/15/30	224,000	205,275,000
# 0.875%, 11/15/30	249,000	232,853,906

TOTAL U.S. TREASURY OBLIGATIONS		3,834,994,171

TOTAL INVESTMENT SECURITIES (Cost $12,017,991,696)		12,498,744,409

	Shares
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	61,937,142	716,612,734

TOTAL INVESTMENTS — (100.0%) (Cost $12,734,589,860)		$13,215,357,143

As of April 30, 2021, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP 17,104,672	USD 23,488,371	Barclays Capital	05/20/21	$134,738
USD 47,585,870	GBP 34,404,954	UBS AG	05/20/21	69,496
EUR 26,501,360	USD 31,772,030	Bank of America Corp.	05/28/21	104,159

108

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,478,339	EUR	3,715,389	Citibank, N.A.	06/08/21	$ 8,417

Total Appreciation						$ 316,810
GBP	17,300,282	USD	24,112,074	Mellon Bank	05/20/21	$ (218,809)
				State Street Bank and
USD	31,786,966	EUR	26,501,360	Trust	05/28/21	(89,223)
EUR	522,363	USD	628,628	Citibank, N.A.	06/08/21	(182)

Total (Depreciation)						$ (308,214)

Total Appreciation (Depreciation)						$ 8,596

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$2,193,319,985	—	$2,193,319,985
Bonds
Australia	—	161,543,918	—	161,543,918
Belgium.	—	19,103,666	—	19,103,666
Canada	—	91,860,655	—	91,860,655
Denmark	—	2,211,949	—	2,211,949
France	—	98,976,870	—	98,976,870
Germany	—	128,908,041	—	128,908,041
Ireland	—	1,710,806	—	1,710,806
Italy	—	31,919,170	—	31,919,170
Japan.	—	171,355,700	—	171,355,700
Netherlands	—	154,839,288	—	154,839,288
Norway	—	14,152,814	—	14,152,814
Spain	—	75,148,874	—	75,148,874
Supranational Organization Obligations	—	2,505,064	—	2,505,064
Switzerland	—	139,438,844	—	139,438,844
United Kingdom	—	257,893,040	—	257,893,040
United States	—	5,118,861,554	—	5,118,861,554
U.S. Treasury Obligations	—	3,834,994,171	—	3,834,994,171
Securities Lending Collateral	—	716,612,734	—	716,612,734
Forward Currency Contracts**	—	8,596	—	8,596

TOTAL	—	$13,215,365,739	—	$13,215,365,739

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

109

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

				Face Amount±	Value†
				(000)
U.S. TREASURY OBLIGATIONS — (18.4%)
Treasury Inflation Protected Security
#	0.125	%,	01/15/22	38,922	$39,721,700
#	0.125	%,	04/15/22	42,063	43,151,925
#	0.125	%,	07/15/22	32,304	33,565,070
#	0.125	%,	01/15/23	41,469	43,452,613
	2.375	%,	01/15/25	37,141	43,715,824
	0.625	%,	01/15/26	39,343	44,152,366
	1.750	%,	01/15/28	19,833	24,099,233
	3.625	%,	04/15/28	26,827	36,432,427
	2.500	%,	01/15/29	3,062	3,960,977
	3.875	%,	04/15/29	22,155	31,341,164
	0.125	%,	07/15/30	4,923	5,410,764
#	0.125	%,	01/15/31	29,699	32,404,712

TOTAL U.S. TREASURY OBLIGATIONS					381,408,775

	Shares
AFFILIATED INVESTMENT COMPANIES — (74.0%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	74,648,445	958,486,038
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	57,720,976	574,323,712

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,532,809,750

TOTAL INVESTMENT SECURITIES (Cost $1,903,103,310)		1,914,218,525

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	7,176,493	7,176,493

SECURITIES LENDING COLLATERAL — (7.3%)
@§ The DFA Short Term Investment Fund	13,080,139	151,337,203

TOTAL INVESTMENTS — (100.0%) (Cost $2,061,617,006)		$2,072,732,221

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$381,408,775	—	$381,408,775
Affiliated Investment Companies	$1,532,809,750	—	—	1,532,809,750
Temporary Cash Investments	7,176,493	—	—	7,176,493
Securities Lending Collateral	—	151,337,203	—	151,337,203

TOTAL	$1,539,986,243	$532,745,978	—	$2,072,732,221

See accompanying Notes to Financial Statements.

110

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000% 02/15/48.	25,204	$31,889,813
1.000%, 02/15/49.	73,152	93,175,583
0.250%, 02/15/50.	87,478	93,245,358
0.125%, 02/15/51.	90,550	93,331,436

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 296,549,972)		311,642,190

TOTAL INVESTMENTS — (100.0%) (Cost $ 296,549,972)		$311,642,190

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$311,642,190	—	$311,642,190

TOTAL	—	$311,642,190	—	$311,642,190

See accompanying Notes to Financial Statements.

111

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount±	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (99.0%)
Treasury Inflation Protected Security
0.125%,	01/15/23	0	$132
0.625%,	01/15/26.	242,000	300,559,004
0.125%,	07/15/26.	396,950	481,044,387
0.375%,	01/15/27.	462,000	561,065,692
2.375%,	01/15/27.	182,500	294,226,151
0.375%,	07/15/27.	401,500	484,776,157
0.500%,	01/15/28.	203,600	244,507,815
1.750%,	01/15/28.	241,700	368,657,250
3.625%,	04/15/28.	222,500	491,285,752
0.750%,	07/15/28.	91,000	109,917,887
0.875%,	01/15/29.	445,500	538,527,629
2.500%,	01/15/29.	329,500	522,056,707
3.875%,	04/15/29.	252,745	571,936,645
0.250%,	07/15/29.	159,500	182,609,292
0.125%,	01/15/30.	162,000	181,416,343
3.375%,	04/15/32.	217,000	473,416,702
2.125%,	02/15/40.	276,000	488,228,147
2.125%,	02/15/41.	56,000	98,535,467

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 5,802,647,044)			6,392,767,159

		Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.026%		64,791,253	64,791,253

TOTAL INVESTMENTS — (100.0%) (Cost $ 5,867,438,297)			$6,457,558,412

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$6,392,767,159	—	$6,392,767,159
Temporary Cash Investments	$64,791,253	—	—	64,791,253

TOTAL	$64,791,253	$6,392,767,159	—	$6,457,558,412

See accompanying Notes to Financial Statements.

112

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (90.0%)
AUSTRALIA — (8.6%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	200	$242,083
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	3,800	4,612,407
Australia & New Zealand Banking Group, Ltd.
	2.800%, 08/16/21	AUD	1,000	776,162
	2.550%, 11/23/21		2,700	2,734,884
	3.300%, 03/07/22	AUD	1,000	790,234
	2.625%, 05/19/22		250	256,310
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M USD LIBOR + 0.460%, FRN, 0.652%, 05/17/21		2,000	2,000,366
(r)	3M Swap + 0.750%, FRN, 0.792%, 07/16/21	AUD	2,000	1,542,848
(r)Ω	3M USD LIBOR + 0.870%, FRN, 1.045%, 11/23/21		4,000	4,018,667
(r)	3M Swap + 0.770%, FRN, 0.814%, 01/18/23	AUD	1,000	778,233
(r)	3M Swap + 1.030%, FRN, 1.067%, 12/06/23	AUD	1,000	786,447
(r)	3M Swap + 0.760%, FRN, 0.802%, 01/16/25	AUD	12,000	9,376,564
Australia Government Bond
	0.250%, 11/21/25	AUD	32,950	24,968,455
Bank of New Zealand
Ω	1.000%, 03/03/26		750	739,222
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,081,647
	2.750%, 03/10/22		200	204,328
	0.500%, 07/11/22	EUR	2,500	3,039,317
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.940%, 08/16/23	AUD	1,500	1,174,728
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	10,255,998

		Face
		Amount^	Value†
		(000)
AUSTRALIA — (Continued)
National Australia Bank, Ltd.
2.800%, 01/10/22		3,000	$3,053,641
0.875%, 01/20/22	EUR	1,700	2,063,813
2.500%, 05/22/22		1,635	1,672,496
0.350%, 09/07/22	EUR	1,600	1,943,059
# 3.375%, 01/14/26		3,697	4,075,992
National Australia Bank, Ltd., Floating Rate Note
(r) 3M Swap + 0.950%, FRN, 0.960%, 09/26/23	AUD	6,000	4,699,316
(r) 3M Swap + 1.040%, FRN, 1.070%, 02/26/24	AUD	2,500	1,966,796
(r) 3M Swap + 0.920%, FRN, 0.949%, 06/19/24	AUD	6,000	4,712,616
(r) 3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	600	468,849
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	12,950	9,864,370
Westpac Banking Corp.
2.100%, 05/13/21		461	461,238
2.800%, 01/11/22		11,749	11,958,299
0.250%, 01/17/22	EUR	450	543,804
Westpac Banking Corp., Floating Rate Note
(r) 3M Swap + 0.830%, FRN, 0.867%, 03/06/23	AUD	500	389,762
(r) 3M Swap + 1.140%, FRN, 1.180%, 04/24/24	AUD	500	395,082
(r) 3M Swap + 0.880%, FRN, 0.890%, 08/16/24	AUD	3,500	2,747,257

TOTAL AUSTRALIA			124,395,290

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG 0.500%, 02/02/26		1,000	980,348

BELGIUM — (0.0%)
Dexia Credit Local SA
0.250%, 06/02/22	EUR	350	424,359

113

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
CANADA — (18.7%)
Alberta, Province of Canada
	1.000%, 11/15/21	GBP	3,000	$4,159,721
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		371	380,907
Bank of Montreal
	1.610%, 10/28/21	CAD	6,000	4,913,493
Bank of Montreal, Floating Rate Note
(r)	3M USD LIBOR + 0.790%, FRN, 0.980%, 08/27/21		800	801,977
(r)	3M Swap + 0.920%, FRN, 0.955%, 10/06/22	AUD	3,500	2,721,839
(r)	3M Swap + 0.990%, FRN, 1.027%, 09/07/23	AUD	10,070	7,876,896
Bank of Nova Scotia, Floating Rate Note, BBSW3M + 0.920%, FRN
(r)	0.957%,09/08/22	AUD	8,500	6,608,723
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	15,300	12,565,754
	1.830%, 04/27/22	CAD	6,000	4,951,275
Canada Housing Trust No 1, Floating Rate Note
(r)Ω	3M CDOR - 0.050%, FRN, 0.388%, 03/15/24	CAD	9,000	7,360,347
(r)Ω	3M CDOR - 0.040%, FRN, 0.398%, 03/15/25	CAD	41,225	33,768,512
Canadian Imperial Bank of Commerce
	2.900%, 09/14/21	CAD	3,000	2,464,093
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		1,568	1,626,599
	3.900%, 02/01/25		559	606,130
	2.050%, 07/15/25		555	566,434
Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,172,928
Export Development Canada, Floating Rate Note, SONIO/N + 0.290%, FRN
(r)	0.340%, 01/31/22	GBP	4,000	5,532,319
Province of Alberta Canada
	1.350%, 09/01/21	CAD	11,000	8,983,102
Province of Ontario Canada
	1.350%, 03/08/22	CAD	13,000	10,675,833
	0.625%, 01/21/26		3,800	3,738,994
	1.050%, 04/14/26		3,000	2,998,900

		Face Amount^		Value†
		(000)
CANADA — (Continued)
	Province of Ontario Canada, Floating Rate Note
(r)	3M CDOR + 0.260%, FRN, 0.695%, 10/27/21	CAD	5,000	$4,078,347
(r)	3M CDOR + 0.150%, FRN, 0.585%, 06/27/22	CAD	5,000	4,086,361
(r)	3M CDOR + 0.050%, FRN, 0.488%, 08/21/23	CAD	16,100	13,173,930
	Province of Quebec Canada, Floating Rate Note
(r)	3M CDOR + 0.545%, FRN, 0.980%, 10/19/23	CAD	14,000	11,609,926
(r)	3M CDOR + 0.405%, FRN, 0.840%, 10/13/24	CAD	37,775	31,381,386
	Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,228,218
	Royal Bank of Canada
	1.583%, 09/13/21	CAD	17,500	14,305,821
	1.968%, 03/02/22	CAD	2,300	1,896,417
	2.000%, 03/21/22	CAD	15,000	12,380,995
	Suncor Energy, Inc.
	3.100%, 05/15/25		2,000	2,143,111
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	16,300	13,454,147
(r)	SOFR + 0.480%, FRN, 0.490%, 01/27/23		6,965	6,997,039
	3.005%, 05/30/23	CAD	5,000	4,259,936
	0.625%, 07/20/23	EUR	7,300	8,958,674
	0.750%, 01/06/26		5,500	5,410,612
Toronto-Dominion Bank (The), Floating Rate Note, BBSW3M + 1.000%, FRN
(r)	1.040%, 07/10/24	AUD	4,000	3,128,038

	TOTAL CANADA			269,967,734

DENMARK — (0.1%)
	Kommunekredit
	0.500%, 01/28/26		1,425	1,397,212

FINLAND — (0.3%)
	Nordea Bank Abp
#Ω	2.250%, 05/27/21		3,800	3,805,070
	0.300%, 06/30/22		EUR 1,000	1,212,175

	TOTAL FINLAND			5,017,245

114

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FRANCE — (3.1%)
Agence Francaise de Developpement EPIC
0.500%, 10/25/22	EUR	500	$609,697
0.625%, 01/22/26		3,400	3,341,588
Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.296%, 06/07/21		3,000	3,000,488
BNP Paribas SA
Ω 2.950%, 05/23/22		2,500	2,568,151
BPCE SA
Ω 2.375%, 01/14/25		2,200	2,285,007
Caisse d’Amortissement de la Dette Sociale
#Ω 0.625%, 02/18/26		1,000	984,808
Credit Agricole SA
Ω 3.375%, 01/10/22		2,000	2,041,455
Sanofi
0.500%, 03/21/23	EUR	5,900	7,194,848
2.500%, 11/14/23	EUR	3,500	4,479,753
Societe Generale SA
Ω 3.250%, 01/12/22		2,000	2,038,764
Ω 4.250%, 09/14/23		5,000	5,401,130
Ω 2.625%, 10/16/24		1,700	1,782,164
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	6,000	7,309,351
Total Capital International SA
0.250%, 07/12/23	EUR	1,500	1,825,942

TOTAL FRANCE			44,863,146

GERMANY — (3.2%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	1,000	1,239,337
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		5,000	5,342,121
BMW Finance NV
0.625%, 10/06/23	EUR	2,200	2,697,630
BMW US Capital LLC
Ω 3.450%, 04/12/23		2,000	2,111,525
Ω 3.900%, 04/09/25		2,800	3,100,072
BMW US Capital LLC, Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)Ω 0.698%, 08/13/21		5,463	5,470,547
Daimler Finance North America LLC
Ω 2.850%, 01/06/22		3,000	3,050,036
Ω 3.300%, 05/19/25		2,231	2,410,321

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
Deutsche Bahn Finance GMBH
4.375%, 09/23/21	EUR	850	$1,041,159
Kreditanstalt fuer Wiederaufbau
0.625%, 01/22/26		7,700	7,616,870
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	4,200	3,692,976
Landwirtschaftliche Rentenbank, Floating Rate Note, 3M USD LIBOR + 0.250%, FRN
(r) 0.434%, 06/03/21		4,806	4,807,250
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		3,000	3,057,480
Ω 2.850%, 09/26/24		500	531,397

TOTAL GERMANY			46,168,721

IRELAND — (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26		1,800	1,764,858
4.450%, 04/03/26		150	164,570

TOTAL IRELAND			1,929,428

ITALY — (1.3%)
Enel Finance International N.V.
Ω 4.250%, 09/14/23		1,000	1,079,711
Enel Finance International NV
Ω 2.875%, 05/25/22		2,500	2,560,384
Intesa Sanpaolo SpA
Ω 3.125%, 07/14/22		400	410,678
Ω 3.250%, 09/23/24		4,200	4,481,559
Republic of Italy Government International Bond
6.875%, 09/27/23		5,500	6,285,510
2.375%, 10/17/24		3,961	4,125,366

TOTAL ITALY			18,943,208

JAPAN — (3.0%)
American Honda Finance Corp.
0.550%, 03/17/23	EUR	3,000	3,660,244

115

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r) 0.545%, 11/05/21		1,000	$1,001,525
Daiwa Securities Group, Inc.
Ω 3.129%, 04/19/22		1,770	1,814,760
Mitsubishi UFJ Financial Group, Inc.
# 2.190%, 09/13/21		1,104	1,111,610
3.407%, 03/07/24		1,000	1,073,533
2.193%, 02/25/25		8,500	8,827,880
Mizuho Financial Group, Inc.
2.953%, 02/28/22		5,000	5,109,771
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.324%, 09/13/21		1,786	1,793,321
Nomura Holdings, Inc.
2.648%, 01/16/25		600	627,305
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23		5,000	5,249,647
Sumitomo Mitsui Financial Group, Inc.
2.058%, 07/14/21		400	401,467
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	1,500	1,236,330
2.350%, 07/18/22	CAD	3,000	2,494,187
2.700%, 01/25/23	CAD	4,000	3,366,359
Toyota Motor Credit Corp.
1.000%, 09/10/21	EUR	1,800	2,174,986
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	1,000	1,207,804
0.625%, 09/26/23	EUR	1,500	1,841,173

TOTAL JAPAN			42,991,902

NETHERLANDS — (2.1%)
Cooperatieve Rabobank UA
2.750%, 01/10/22		5,000	5,086,870
4.000%, 01/11/22	EUR	836	1,036,359
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	1,052,868
Shell International Finance BV
1.875%, 05/10/21		1,900	1,900,536
1.750%, 09/12/21		7,500	7,542,840
1.250%, 03/15/22	EUR	2,006	2,446,176
1.000%, 04/06/22	EUR	6,000	7,305,989
3.250%, 05/11/25		4,000	4,359,396

TOTAL NETHERLANDS			30,731,034

	Face Amount^		Value†
	(000)
NORWAY — (0.2%)
Aker BP ASA
Ω 2.875%, 01/15/26		1,000	$1,039,146
Equinor ASA
1.750%, 01/22/26		1,500	1,544,622
Kommunalbanken A.S.
4.250%, 07/16/25	AUD	90	79,175
0.500%, 01/13/26		500	490,128

TOTAL NORWAY			3,153,071

SPAIN — (0.5%)
Banco Santander SA
3.848%, 04/12/23		2,000	2,126,106
Santander Holdings USA, Inc.
3.400%, 01/18/23		3,650	3,806,685
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		750	754,950

TOTAL SPAIN			6,687,741

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.5%)
African Development Bank
0.875%, 03/23/26		10,000	9,963,696
Asian Development Bank
0.500%, 02/04/26		9,102	8,942,348
1.000%, 04/14/26		1,500	1,502,283
Asian Development Bank, Floating Rate Note
(r) 3M USD LIBOR + 0.010%, FRN, 0.194%, 12/15/21		5,400	5,400,697
(r) FEDL01 + 0.250%, FRN, 0.310%, 05/28/24		15,000	15,000,000
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.284%, 11/15/21		11,350	11,354,767
European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r) 0.291%, 03/05/24		5,000	5,018,100
Inter-American Development Bank
0.875%, 04/20/26		1,000	999,930
Inter-American Development Bank, Floating Rate Note
(r) 3M USD LIBOR + 0.200%, FRN, 0.384%, 07/15/21		1,123	1,123,561

116

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CONTINUED

		Face Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.250%, FRN, 0.260%, 02/04/25		3,200	$3,212,736
	Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.314%, 10/12/21		1,500	1,500,231
	International Bank for Reconstruction & Development, Floating Rate Note
(r)	SONIO/N + 0.270%, FRN, 0.319%, 05/15/24	GBP	1,000	1,386,593
(r)	SOFR + 0.300%, FRN, 0.320%, 08/06/24		12,000	12,064,800
#(r)	SOFR + 0.310%, FRN, 0.320%, 09/18/25		29,000	29,198,650
	Nordic Investment Bank
	0.500%, 01/21/26		2,000	1,964,289

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			108,632,681

SWEDEN — (1.7%)
	Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	27,410	3,317,539
	Skandinaviska Enskilda Banken AB, Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r)Ω	0.622%, 05/17/21		4,823	4,823,715
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.304%, 12/13/21		7,000	7,004,841
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	449,574
	Swedbank AB
	0.300%, 09/06/22	EUR	3,000	3,639,031
	0.250%, 11/07/22	EUR	4,400	5,337,920
	0.400%, 08/29/23	EUR	250	305,311

	TOTAL SWEDEN			24,877,931

SWITZERLAND — (1.5%)
	Credit Suisse AG
	3.000%, 10/29/21		480	486,264
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	1,500	1,814,339

	Face Amount^		Value†
	(000)
SWITZERLAND — (Continued)
Nestle Holdings, Inc.
#Ω 0.625%, 01/15/26		2,000	$1,968,565
Novartis Finance SA
0.750%, 11/09/21	EUR	200	241,881
0.500%, 08/14/23	EUR	3,000	3,666,844
0.125%, 09/20/23	EUR	3,000	3,644,187
Roche Holdings, Inc.
Ω 0.991%, 03/05/26		6,550	6,508,124
UBS Group AG
4.125%, 09/24/25		3,000	3,346,916

TOTAL SWITZERLAND			21,677,120

UNITED KINGDOM — (1.7%)
Barclays P.L.C.
3.200%, 08/10/21		5,500	5,543,065
BP Capital Markets P.L.C.
# 3.814%, 02/10/24		709	772,573
BP Capital Markets P.L.C., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.060%, 09/16/21		137	137,432
CNH Industrial Capital LLC
4.375%, 04/05/22		3,000	3,102,342
4.200%, 01/15/24		210	228,526
HSBC Holdings P.L.C.
3.600%, 05/25/23		775	825,322
Linde, Inc.
1.200%, 02/12/24	EUR	6,625	8,282,688
Lloyds Banking Group P.L.C.
3.100%, 07/06/21		1,156	1,161,699
3.000%, 01/11/22		2,500	2,546,203
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,669,792

TOTAL UNITED KINGDOM			24,269,642

UNITED STATES — (36.3%)
3M Co.
1.875%, 11/15/21	EUR	2,600	3,164,166
AbbVie, Inc.
3.450%, 03/15/22		7,800	7,966,836
3.250%, 10/01/22		2,300	2,376,980
2.900%, 11/06/22		1,000	1,037,137
Aetna, Inc.
2.750%, 11/15/22		825	848,767
Albemarle Corp.
4.150%, 12/01/24		600	660,783
Altria Group, Inc.
4.750%, 05/05/21		500	500,059
American Express Co.
2.500%, 08/01/22		7,383	7,570,958

117

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
American Tower Corp.
1.600%, 04/15/26		2,500	$2,511,276
AmerisourceBergen Corp.
3.400%, 05/15/24		4,000	4,286,317
Analog Devices, Inc.
3.900%, 12/15/25		1,000	1,113,529
Anthem, Inc.
3.125%, 05/15/22		1,907	1,962,227
3.300%, 01/15/23		825	865,318
Aon P.L.C.
3.500%, 06/14/24		200	215,050
Apple, Inc.
1.000%, 11/10/22	EUR	2,700	3,313,255
# 0.700%, 02/08/26		3,000	2,963,043
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 0.691%, 02/09/22		3,800	3,814,511
Ares Capital Corp.
3.250%, 07/15/25		500	522,439
3.875%, 01/15/26		5,000	5,335,885
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,499,821
Assurant, Inc.
4.000%, 03/15/23		3,000	3,186,256
AT&T, Inc.
3.000%, 06/30/22		620	636,307
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,033,855
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		3,000	3,107,776
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	643,762
Bank of America Corp.
3.300%, 01/11/23		500	525,274
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	1,500	1,829,012
0.750%, 03/16/23	EUR	600	733,154
Biogen, Inc.
3.625%, 09/15/22		4,500	4,710,765
Boeing Co. (The)
2.800%, 03/01/23		3,300	3,418,425
Booking Holdings, Inc.
2.750%, 03/15/23		4,500	4,690,476
3.650%, 03/15/25		1,697	1,855,403
Bristol-Myers Squibb Co.
2.750%, 02/15/23		5,500	5,729,076
Broadcom, Inc.
4.700%, 04/15/25		4,350	4,906,826
4.250%, 04/15/26		4,000	4,464,218

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Brown & Brown, Inc.
4.200%, 09/15/24	428	$470,395
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22	3,000	3,089,557
4.350%, 03/15/24	5,034	5,512,555
1.630%, 08/17/25	400	404,751
Campbell Soup Co.
2.500%, 08/02/22	1,000	1,026,770
3.650%, 03/15/23	3,143	3,323,766
Capital One Financial Corp.
3.200%, 01/30/23	6,000	6,283,138
3.200%, 02/05/25	1,900	2,046,868
Caterpillar Financial Services Corp.
# 2.625%, 03/01/23	500	521,464
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 0.456%, 09/07/21	1,319	1,319,952
Chevron Corp.
# 2.498%, 03/03/22	4,680	4,758,871
Chevron USA, Inc.
# 0.687%, 08/12/25	1,000	988,504
Church & Dwight Co., Inc.
2.875%, 10/01/22	1,000	1,034,011
Cigna Corp.
3.750%, 07/15/23	1,084	1,157,464
1.250%, 03/15/26	10,000	9,990,132
Cisco Systems, Inc.
1.850%, 09/20/21	4,700	4,723,679
2.950%, 02/28/26	500	545,773
Citigroup, Inc.
4.500%, 01/14/22	115	118,387
3.875%, 10/25/23	530	576,197
Citizens Bank N.A.
3.700%, 03/29/23	8,178	8,651,117
CNA Financial Corp.
3.950%, 05/15/24	3,000	3,255,895
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,159	1,321,078
Conagra Brands, Inc.
3.200%, 01/25/23	1,083	1,121,799
Constellation Brands, Inc.
2.700%, 05/09/22	7,000	7,146,026
3.200%, 02/15/23	1,706	1,783,041
Cox Communications, Inc.
Ω 3.250%, 12/15/22	975	1,018,529
CVS Health Corp.
2.125%, 06/01/21	500	500,260
3.500%, 07/20/22	2,500	2,581,758

118

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.750%, 12/01/22	2,500	$2,578,655
Discover Financial Services
3.750%, 03/04/25	250	272,402
Discovery Communications LLC
3.450%, 03/15/25	200	214,925
4.900%, 03/11/26	2,000	2,286,451
Dollar General Corp.
3.250%, 04/15/23	2,320	2,430,554
Dollar Tree, Inc.
3.700%, 05/15/23	8,393	8,907,598
DTE Energy Co.
3.300%, 06/15/22	503	515,791
Duke Energy Corp.
2.400%, 08/15/22	1,357	1,388,632
DuPont de Nemours, Inc.
2.169%, 05/01/23	9,200	9,233,812
DXC Technology Co.
4.125%, 04/15/25	6,000	6,586,587
E*TRADE Financial Corp.
2.950%, 08/24/22	8,280	8,534,729
Eastern Energy Gas, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r) 0.784%, 06/15/21	4,500	4,502,754
eBay, Inc.
2.750%, 01/30/23	417	433,341
Edison International
2.400%, 09/15/22	300	306,009
2.950%, 03/15/23	2,998	3,103,614
4.950%, 04/15/25	5,257	5,886,837
Energy Transfer L.P.
3.450%, 01/15/23	740	767,246
Enterprise Products Operating LLC
3.350%, 03/15/23	1,200	1,255,651
3.700%, 02/15/26	357	394,338
Equifax, Inc.
3.950%, 06/15/23	5,000	5,348,374
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	1,000	1,096,876
Exelon Generation Co. LLC
# 3.250%, 06/01/25	4,000	4,300,607
Exxon Mobil Corp.
2.397%, 03/06/22	11,161	11,326,445
FedEx Corp.
3.200%, 02/01/25	300	325,817
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25	4,000	4,601,960
Fidelity National Information Services, Inc.
1.150%, 03/01/26	1,000	990,010
Fifth Third Bancorp
3.500%, 03/15/22	2,000	2,048,348

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Flex, Ltd.
5.000%, 02/15/23		8,000	$8,549,728
Franklin Resources, Inc.
# 2.850%, 03/30/25		1,700	1,820,067
GE Capital Funding LLC
Ω 3.450%, 05/15/25		3,125	3,391,013
General Mills, Inc.
3.150%, 12/15/21		500	505,071
2.600%, 10/12/22		4,385	4,516,164
General Motors Financial Co., Inc.
3.200%, 07/06/21		3,200	3,207,853
3.250%, 01/05/23		500	520,310
2.750%, 06/20/25		6,300	6,630,077
Global Payments, Inc.
3.750%, 06/01/23		4,480	4,742,137
2.650%, 02/15/25		2,500	2,638,017
1.200%, 03/01/26		500	494,608
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21		400	404,612
5.750%, 01/24/22		5,500	5,716,659
3.625%, 01/22/23		205	216,435
3.750%, 05/22/25		1,500	1,644,974
Halliburton Co.
3.500%, 08/01/23		500	529,857
Harley-Davidson Financial Services, Inc.
Ω 3.550%, 05/21/21		1,000	1,001,522
Ω 2.550%, 06/09/22		2,924	2,974,020
Ω 3.350%, 02/15/23		500	522,544
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		1,000	1,085,322
4.650%, 10/01/24		6,100	6,823,621
1.750%, 04/01/26		1,000	1,009,208
HP, Inc.
2.200%, 06/17/25		5,500	5,721,157
International Business Machines Corp.
0.375%, 01/31/23	EUR	1,000	1,216,179
JM Smucker Co. (The)
3.500%, 03/15/25		1,000	1,089,834
JPMorgan Chase & Co.
3.250%, 09/23/22		2,422	2,521,685
Kellogg Co.
3.250%, 04/01/26		545	592,745
Kroger Co. (The)
3.400%, 04/15/22		1,000	1,021,309
2.800%, 08/01/22		500	514,629
Laboratory Corp. of America Holdings
3.200%, 02/01/22		1,500	1,531,392
4.000%, 11/01/23		5,000	5,370,035
Las Vegas Sands Corp.
3.200%, 08/08/24		1,690	1,772,513

119

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Lazard Group LLC
3.750%, 02/13/25	1,000	$1,090,095
LyondellBasell Industries NV
5.750%, 04/15/24	440	497,415
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	1,500	1,604,111
Marathon Petroleum Corp.
4.500%, 05/01/23	5,810	6,224,334
4.700%, 05/01/25	2,000	2,257,042
Marsh & McLennan Cos., Inc.
2.750%, 01/30/22	1,500	1,524,508
McKesson Corp.
2.700%, 12/15/22	2,451	2,525,438
2.850%, 03/15/23	1,220	1,266,096
Merck & Co., Inc.
# 0.750%, 02/24/26	4,000	3,970,761
Micron Technology, Inc.
2.497%, 04/24/23	550	569,847
Microsoft Corp.
2.375%, 02/12/22	14,000	14,215,688
Mondelez International Holdings Netherlands BV
Ω 2.000%, 10/28/21	2,258	2,273,223
Morgan Stanley
3.125%, 01/23/23	5,400	5,653,314
Mosaic Co. (The)
3.750%, 11/15/21	1,000	1,008,942
3.250%, 11/15/22	1,000	1,039,414
MPLX L.P.
4.875%, 12/01/24	1,330	1,491,064
Mylan, Inc.
4.200%, 11/29/23	200	215,505
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.375%, FRN
(r) 0.574%, 06/30/21	7,000	7,004,027
National Securities Clearing Corp.
0.750%, 12/07/25	500	490,463
NetApp, Inc.
3.250%, 12/15/22	2,000	2,069,940
Nucor Corp.
2.000%, 06/01/25	2,000	2,069,487
NVIDIA Corp.
2.200%, 09/16/21	575	578,325
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22	7,335	7,568,659
ONEOK Partners L.P.
5.000%, 09/15/23	622	676,355

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Oracle Corp.
2.500%, 10/15/22		2,000	$2,064,353
1.650%, 03/25/26		2,000	2,020,055
PACCAR Financial Corp.
2.650%, 05/10/22		4,750	4,867,194
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		1,605	1,632,449
Ω 4.250%, 01/17/23		822	872,322
Ω 4.125%, 08/01/23		700	751,555
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		500	534,553
4.375%, 03/15/26		1,000	1,093,302
Pfizer, Inc.
0.250%, 03/06/22	EUR	4,500	5,436,200
Philip Morris International, Inc.
2.375%, 08/17/22		200	205,435
Phillips 66
4.300%, 04/01/22		606	627,473
Phillips 66 Partners L.P.
2.450%, 12/15/24		3,393	3,530,598
3.605%, 02/15/25		3,333	3,580,182
PPG Industries, Inc.
1.200%, 03/15/26		1,500	1,488,779
Principal Financial Group, Inc.
3.300%, 09/15/22		1,516	1,573,520
3.125%, 05/15/23		890	941,397
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,100	1,338,857
2.000%, 08/16/22	EUR	1,600	1,982,881
Reinsurance Group of America, Inc.
4.700%, 09/15/23		4,600	5,022,852
Ross Stores, Inc.
4.600%, 04/15/25		1,000	1,131,288
Ryder System, Inc.
2.875%, 06/01/22		383	392,453
3.400%, 03/01/23		1,200	1,261,655
Santander Holdings USA, Inc.
3.500%, 06/07/24		1,550	1,659,301
Sempra Energy
4.050%, 12/01/23		735	792,987
Sherwin-Williams Co. (The)
2.750%, 06/01/22		207	211,480
Southern Power Co.
# 2.500%, 12/15/21		539	545,093
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,081,537
5.250%, 05/04/25		3,000	3,436,253

120

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Southwestern Electric Power Co.
1.650%, 03/15/26		794	$800,877
Steel Dynamics, Inc.
2.400%, 06/15/25		100	104,617
Sysco Corp.
3.550%, 03/15/25		5,567	6,046,664
Truist Financial Corp.
2.750%, 04/01/22		1,090	1,113,053
United Parcel Service, Inc.
2.450%, 10/01/22		300	309,457
Unum Group
4.500%, 03/15/25		5,000	5,593,120
Valero Energy Corp.
2.850%, 04/15/25		2,200	2,322,142
Ventas Realty L.P.
2.650%, 01/15/25		800	843,069
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,090,842
1.450%, 03/20/26		2,800	2,817,525
VF Corp.
# 2.400%, 04/23/25		5,700	5,981,205
ViacomCBS, Inc.
3.500%, 01/15/25		100	107,669
4.750%, 05/15/25		6,900	7,819,070
Visa, Inc.
3.150%, 12/14/25		571	624,550
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		500	504,976
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.427%, 06/23/21		4,880	4,881,892
Walt Disney Co. (The)
1.750%, 01/13/26		2,638	2,711,989
Waste Management, Inc.
2.400%, 05/15/23		200	207,601
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	825,595
Wells Fargo Bank NA, Floating Rate Note, 3M USD LIBOR + 0.510%, FRN
(r) 0.694%, 10/22/21		8,000	8,016,029
Western Union Co
1.350%, 03/15/26		2,347	2,323,456
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,294,656
Williams Cos., Inc. (The)
3.700%, 01/15/23		3,190	3,334,318

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.900%, 01/15/25	2,161	$2,360,149
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22	950	969,611
3.550%, 04/01/25	800	872,093
Zoetis, Inc.
3.250%, 02/01/23	2,976	3,100,741

TOTAL UNITED STATES		525,141,362

TOTAL BONDS		1,302,249,175

U.S. TREASURY OBLIGATIONS — (8.0%)
U.S. Treasury Notes
0.375%, 01/31/26	16,000	15,683,125
0.500%, 02/28/26	36,000	35,460,000
0.750%, 03/31/26	43,000	42,832,031
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.055%, FRN, 0.075%, 10/31/22	11,000	11,005,511
United States Treasury Inflation Indexed Bonds
0.500%, 04/15/24	3,128	3,403,193
0.125%, 10/15/25	6,081	6,678,926

TOTAL U.S. TREASURY OBLIGATIONS		115,062,786

TOTAL INVESTMENT SECURITIES (Cost $1,377,368,782)		1,417,311,961

COMMERCIAL PAPER — (1.2%)
Caisse des Depots et Consignations
Ω 0.140%, 05/17/21	11,000	10,999,637
Skandinaviska Enskilda Banken AG
Ω 0.160%, 07/16/21	7,000	6,998,188

TOTAL COMMERCIAL PAPER (Cost $17,996,951)		17,997,825

	Shares
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	955,673	11,057,131

TOTAL INVESTMENTS — (100.0%) (Cost $1,406,422,675)		$1,446,366,917

121

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2021, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	10,273,344	USD	8,198,026	Bank of New York Mellon Corp.	05/04/21	$160,072
USD	45,569,719	EUR	63,299,885	Citibank, N.A.	06/04/21	84,067
USD	34,035,985	EUR	28,235,117	Citibank, N.A.	06/08/21	66,786
USD	99,026,146	CAD	121,593,611	ANZ Securities	07/02/21	87,774

Total Appreciation						$398,699
CAD	121,623,773	USD	99,039,176	ANZ Securities	05/04/21	$(89,565)
USD	105,127,008	CAD	131,897,117	Barclays Capital	05/04/21	(2,180,701)
USD	104,190,981	CAD	129,951,389	Citibank, N.A.	05/06/21	(1,533,985)
USD	11,090,588	GBP	8,042,457	Citibank, N.A.	05/21/21	(16,799)
USD	89,067,012	AUD	116,489,929	Citibank, N.A.	05/24/21	(679,031)
USD	39,456,316	EUR	32,890,531	Citibank, N.A.	06/01/21	(107,979)

Total (Depreciation)						$(4,608,060)

Total Appreciation (Depreciation)						$(4,209,361)

As of April 30, 2021, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

	Payments		Payments					Upfront	Upfront		Unrealized
	made		received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund		by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Bank of America Corp	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	$176,604	$176,604
Bank of America Corp	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	490,377	490,377
Bank of America Corp	2.213%	Fixed	CPI	Maturity	USD	23,000,000	01/21/22	—	—	226,919	226,919
Bank of America Corp	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	63,031	63,031
Bank of America Corp	1.598%	Fixed	CPI	Maturity	USD	42,000,000	07/23/23	—	—	1,962,493	1,962,493
Bank of America Corp	1.525%	Fixed	CPI	Maturity	USD	43,000,000	08/31/21	—	—	1,401,908	1,401,908
Bank of America Corp	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	2,476,189	2,476,189
Bank of America Corp	0.165%	Fixed	CPI	Maturity	USD	30,000,000	06/03/21	—	—	921,703	921,703
Citibank, N.A	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	254,863	254,863
Citibank, N.A	2.255%	Fixed	CPI	Maturity	USD	29,000,000	02/19/22	—	—	276,147	276,147
Citibank, N.A	2.220%	Fixed	CPI	Maturity	USD	38,000,000	01/27/22	—	—	376,442	376,442
Citibank, N.A	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	105,060	105,060
Citibank, N.A	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	93,773	93,773
Citibank, N.A	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	368,664	368,664
Citibank, N.A	2.009%	Fixed	CPI	Maturity	USD	42,000,000	10/23/22	—	—	712,818	712,818
Citibank, N.A	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	386,643	386,643
Citibank, N.A	1.879%	Fixed	CPI	Maturity	USD	54,000,000	07/26/21	—	—	814,037	814,037
Citibank, N.A	1.849%	Fixed	CPI	Maturity	USD	20,000,000	10/27/21	—	—	361,482	361,482
Citibank, N.A	1.630%	Fixed	CPI	Maturity	USD	48,000,000	10/14/21	—	—	827,422	827,422
Citibank, N.A	1.533%	Fixed	CPI	Maturity	USD	24,000,000	10/26/21	—	—	417,708	417,708
Citibank, N.A	1.485%	Fixed	CPI	Maturity	USD	25,000,000	11/24/21	—	—	420,699	420,699

122

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CONTINUED

	Payments		Payments					Upfront	Upfront		Unrealized
	made		received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund		by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Citibank, N.A	1.365%	Fixed	CPI	Maturity	USD	60,000,000	07/06/21	—	—	$1,658,977	$1,658,977
Citibank, N.A	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	1,970,110	1,970,110
Citibank, N.A	1.213%	Fixed	CPI	Maturity	USD	30,000,000	11/03/21	—	—	604,894	604,894
Citibank, N.A	0.675%	Fixed	CPI	Maturity	USD	20,000,000	06/10/21	—	—	555,309	555,309
Citibank, N.A	0.530%	Fixed	CPI	Maturity	USD	35,000,000	03/11/22	—	—	1,227,251	1,227,251
Citibank, N.A	0.058%	Fixed	CPI	Maturity	USD	25,000,000	06/02/21	—	—	787,323	787,323
Deutsche Bank AG	2.508%	Fixed	CPI	Maturity	USD	40,000,000	04/12/26	—	—	399,510	399,510
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	697,957	697,957
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	311,011	311,011
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	866,407	866,407
Deutsche Bank AG	2.210%	Fixed	CPI	Maturity	USD	45,000,000	02/17/22	—	—	446,294	446,294
Deutsche Bank AG	2.193%	Fixed	CPI	Maturity	USD	48,000,000	01/13/22	—	—	475,785	475,785
Deutsche Bank AG	2.186%	Fixed	CPI	Maturity	USD	28,000,000	01/15/23	—	—	426,384	426,384
Deutsche Bank AG	2.128%	Fixed	CPI	Maturity	USD	34,000,000	11/15/22	—	—	138,123	138,123
Deutsche Bank AG	1.983%	Fixed	CPI	Maturity	USD	32,000,000	05/12/22	—	—	315,800	315,800
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	493,244	493,244
Deutsche Bank AG	1.645%	Fixed	CPI	Maturity	USD	43,000,000	08/12/21	—	—	1,076,090	1,076,090
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	1,421,888	1,421,888
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	2,083,821	2,083,821

Total Appreciation										$29,091,160	$29,091,160
Bank of America Corp	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	(74,596)	(74,596)
Citibank, N.A	2.318%	Fixed	CPI	Maturity	USD	24,000,000	07/05/22	—	—	(164,030)	(164,030)
Citibank, N.A	2.190%	Fixed	CPI	Maturity	USD	23,000,000	08/13/21	—	—	(99,137)	(99,137)
Deutsche Bank AG	2.333%	Fixed	CPI	Maturity	USD	40,000,000	07/11/21	—	—	(283,103)	(283,103)

Total (Depreciation)										$(620,866)	$(620,866)

Total Appreciation (Depreciation)										$28,470,294	$28,470,294

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$124,395,290	—	$124,395,290
Austria	—	980,348	—	980,348
Belgium	—	424,359	—	424,359
Canada	—	269,967,734	—	269,967,734
Denmark	—	1,397,212	—	1,397,212

123

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$5,017,245	—	$5,017,245
France	—	44,863,146	—	44,863,146
Germany	—	46,168,721	—	46,168,721
Ireland	—	1,929,428	—	1,929,428
Italy	—	18,943,208	—	18,943,208
Japan	—	42,991,902	—	42,991,902
Netherlands	—	30,731,034	—	30,731,034
Norway	—	3,153,071	—	3,153,071
Spain	—	6,687,741	—	6,687,741
Supranational Organization Obligations	—	108,632,681	—	108,632,681
Sweden	—	24,877,931	—	24,877,931
Switzerland	—	21,677,120	—	21,677,120
United Kingdom	—	24,269,642	—	24,269,642
United States	—	525,141,362	—	525,141,362
U.S. Treasury Obligations	—	115,062,786	—	115,062,786
Commercial Paper	—	17,997,825	—	17,997,825
Securities Lending Collateral	—	11,057,131	—	11,057,131
Forward Currency Contracts**	—	(4,209,361)	—	(4,209,361)
Swap Agreements**	—	28,470,294	—	28,470,294

TOTAL.	—	$1,470,627,850	—	$1,470,627,850

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

124

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (8.2%)
Federal National Mortgage Association
2.500%, 05/01/36 TBA		1,720	$1,797,400
3.000%, 05/01/36 TBA		220	231,819
2.500%, 05/01/51 TBA		810	840,312
3.000%, 05/01/51 TBA		5,400	5,656,078
3.500%, 05/01/51 TBA		1,730	1,841,706
Government National Mortgage Association
3.000%, 05/01/51 TBA		130	136,033
3.500%, 05/01/51 TBA		1,370	1,453,217

TOTAL AGENCY OBLIGATIONS			11,956,565

BONDS — (87.0%)
AUSTRALIA — (4.7%)
Australia Government Bond
1.000%, 11/21/31	AUD	2,250	1,608,870
Glencore Funding LLC
Ω 2.500%, 09/01/30		600	581,179
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	1,600	1,250,589
Queensland Treasury Corp.
Ω 1.500%, 08/20/32	AUD	1,700	1,233,708
Treasury Corp. of Victoria
2.250%, 11/20/34	AUD	1,600	1,219,274
Westpac Banking Corp.
1.125%, 09/05/27	EUR	730	928,826

TOTAL AUSTRALIA			6,822,446

BELGIUM — (1.1%)
Anheuser-Busch InBev SA
2.000%, 03/17/28	EUR	470	631,824
Euroclear Investments SA
1.125%, 12/07/26	EUR	700	891,640

TOTAL BELGIUM			1,523,464

CANADA — (11.7%)
Brookfield Finance, Inc.
4.850%, 03/29/29		600	696,181
Cenovus Energy, Inc.
4.400%, 04/15/29		400	435,597
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	900	1,237,431
Province of Alberta Canada
2.050%, 06/01/30	CAD	3,000	2,418,793

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of British Columbia Canada
1.550%, 06/18/31	CAD	3,300	$2,538,113
5.400%, 06/18/35	CAD	400	440,168
Province of Manitoba Canada
2.050%, 06/02/30	CAD	1,200	973,307
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	1,000	806,785
Province of Ontario Canada
5.600%, 06/02/35	CAD	2,200	2,443,027
Province of Quebec Canada
1.900%, 09/01/30	CAD	3,200	2,571,299
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	3,000	2,466,094

TOTAL CANADA			17,026,795

FINLAND — (0.8%)
OP Corporate Bank PLC
0.100%, 11/16/27	EUR	1,000	1,193,959

FRANCE — (4.3%)
Banque Federative du Credit Mutuel SA
1.250%, 06/03/30	EUR	500	628,397
BNP Paribas SA
1.375%, 05/28/29	EUR	500	636,239
BPCE SA
0.250%, 01/14/31	EUR	500	578,216
Electricite de France SA
6.125%, 06/02/34	GBP	300	596,736
SNCF Reseau
5.250%, 12/07/28	GBP	750	1,343,499
5.250%, 01/31/35	GBP	350	694,550
Societe Generale SA
0.750%, 01/25/27	EUR	500	606,596
Societe Nationale SNCF SA
1.500%, 02/02/29	EUR	900	1,183,562

TOTAL FRANCE			6,267,795

GERMANY — (2.2%)
Allianz Finance II BV
1.500%, 01/15/30	EUR	900	1,198,301
Bayer Capital Corp BV
2.125%, 12/15/29	EUR	500	668,840

125

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CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Daimler International Finance B.V.
0.625%, 05/06/27	EUR	500	$615,755
Fresenius Medical Care US Finance III, Inc.
Ω 2.375%, 02/16/31		750	722,593

TOTAL GERMANY			3,205,489

ITALY — (0.4%)
Intesa Sanpaolo SpA
2.500%, 01/15/30	GBP	400	560,320

JAPAN — (1.1%)
Aircastle, Ltd.
Ω 2.850%, 01/26/28		400	392,611
Japan Government Twenty Year Bond
1.500%, 03/20/34	JPY	70,000	745,411
1.200%, 09/20/35	JPY	40,000	413,930

TOTAL JAPAN			1,551,952

LUXEMBOURG — (0.3%)
ArcelorMittal SA
4.550%, 03/11/26		350	388,597

NETHERLANDS — (1.3%)
Cooperatieve Rabobank UA
4.550%, 08/30/29	GBP	700	1,208,612
ING Groep NV
2.000%, 09/20/28	EUR	500	666,446

TOTAL NETHERLANDS			1,875,058

NEW ZEALAND — (0.5%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	800	670,179

NORWAY — (1.1%)
Kommunalbanken A.S.
1.125%, 06/14/30		1,300	1,227,418
Norway Government Bond
Ω 1.375%, 08/19/30	NOK	3,400	406,399

TOTAL NORWAY			1,633,817

SINGAPORE — (0.5%)
Singapore Government Bond
2.875%, 09/01/30	SGD	950	791,154

SPAIN — (0.4%)
Banco Santander SA
1.849%, 03/25/26		600	605,032

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.7%)
Asian Development Bank
2.350%, 06/21/27	JPY	340,000	$3,594,311
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	600	1,217,844
International Finance Corp.
3.150%, 06/26/29	AUD	2,300	1,969,959

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			6,782,114

SWITZERLAND — (1.5%)
Roche Holdings, Inc.
Ω 2.375%, 01/28/27		2,000	2,106,872

UNITED KINGDOM — (5.0%)
AstraZeneca P.L.C.
4.000%, 01/17/29		600	677,997
Barclays P.L.C.
3.250%, 01/17/33	GBP	400	606,417
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	549,315
BP Capital Markets P.L.C.
0.831%, 11/08/27	EUR	500	621,984
Centrica P.L.C.
4.375%, 03/13/29	GBP	400	654,145
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	500	642,535
HSBC Holdings P.L.C.
2.625%, 08/16/28	GBP	400	583,325
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	600	1,075,117
United Kingdom Gilt
0.625%, 07/31/35	GBP	1,000	1,279,835
Vodafone Group P.L.C.
1.625%, 11/24/30	EUR	470	618,839

TOTAL UNITED KINGDOM			7,309,509

UNITED STATES — (45.4%)
AbbVie, Inc.
2.625%, 11/15/28	EUR	450	624,206
Activision Blizzard, Inc.
1.350%, 09/15/30		750	686,442
Advance Auto Parts, Inc.
3.900%, 04/15/30		650	710,431
AECOM
5.125%, 03/15/27		350	389,375

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Alphabet, Inc.
1.100%, 08/15/30		2,000	$1,857,785
Amazon.com, Inc.
1.200%, 06/03/27		2,000	1,986,391
American Campus Communities Operating Partnership L.P.
3.875%, 01/30/31		650	707,720
American International Group, Inc.
6.250%, 05/01/36		500	676,043
American Water Capital Corp.
3.450%, 06/01/29		600	660,377
Amgen, Inc.
4.000%, 09/13/29	GBP	356	582,645
Anthem, Inc.
2.875%, 09/15/29		650	678,667
Apple, Inc.
3.200%, 05/11/27		1,500	1,650,518
1.650%, 05/11/30		845	820,750
AT&T, Inc.
4.350%, 03/01/29		600	681,024
Atmos Energy Corp.
1.500%, 01/15/31		750	697,422
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		2,000	1,982,118
Biogen, Inc.
2.250%, 05/01/30		700	680,772
BlackRock, Inc.
1.900%, 01/28/31		2,000	1,956,988
Booking Holdings, Inc.
3.550%, 03/15/28		600	655,785
Boston Properties LP
3.250%, 01/30/31		700	733,317
Broadcom, Inc.
5.000%, 04/15/30		550	632,581
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		650	716,499
Capital One Financial Corp.
1.650%, 06/12/29	EUR	500	634,865
Cigna Corp.
4.375%, 10/15/28		600	687,172
Clorox Co. (The)
1.800%, 05/15/30		700	677,105
Comcast Corp.
5.500%, 11/23/29	GBP	350	632,805
Costco Wholesale Corp.
1.750%, 04/20/32		1,400	1,349,740
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	708,059

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Crown Castle International Corp.
3.800%, 02/15/28		600	$658,911
CVS Health Corp.
3.250%, 08/15/29		650	692,978
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	683,846
Discover Bank
4.650%, 09/13/28		600	693,962
DXC Technology Co.
4.750%, 04/15/27		600	681,244
Edison International
4.125%, 03/15/28		650	701,206
Equinix, Inc.
2.150%, 07/15/30		700	673,387
ERP Operating L.P.
4.150%, 12/01/28		600	679,907
Expedia Group, Inc.
3.250%, 02/15/30		650	659,838
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	500	637,866
Ford Motor Credit Co. LLC
4.134%, 08/04/25		350	368,813
GATX Corp.
4.700%, 04/01/29		600	695,260
General Electric Co.
1.875%, 05/28/27	EUR	500	650,192
General Motors Financial Co., Inc.
5.650%, 01/17/29		600	719,949
Goldman Sachs Group, Inc. (The)
3.125%, 07/25/29	GBP	400	608,702
Graphic Packaging International LLC
Ω 3.500%, 03/15/28		350	348,107
Hanesbrands, Inc.
4.625%, 05/15/24		350	368,473
HCA, Inc.
5.375%, 02/01/25		350	390,050
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		650	741,311
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	617,722
Howmet Aerospace, Inc.
6.875%, 05/01/25		300	348,000
Humana, Inc.
3.125%, 08/15/29		650	685,982
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	663,003

127

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Jabil Inc.
1.700%, 04/15/26		700	$701,172
Kimco Realty Corp.
1.900%, 03/01/28		700	691,399
Kinder Morgan Energy Partners L.P.
6.950%, 01/15/38		500	681,043
Kraft Heinz Foods Co.
4.625%, 01/30/29		350	394,366
Lear Corp.
3.800%, 09/15/27		650	714,710
Marriott International, Inc.
4.000%, 04/15/28		650	700,452
MGM Resorts International
4.625%, 09/01/26		350	368,375
Mosaic Co. (The)
4.050%, 11/15/27		800	893,090
Motorola Solutions, Inc.
2.300%, 11/15/30		700	676,486
MPLX LP
1.750%, 03/01/26		700	704,266
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	652,271
NextEra Energy Operating Partners L.P.
Ω 4.250%, 07/15/24		400	424,000
NIKE, Inc.
2.850%, 03/27/30		3,000	3,194,137
NOV, Inc.
3.600%, 12/01/29		400	404,418
OneMain Finance Corp.
7.125%, 03/15/26		300	350,625
ONEOK, Inc.
6.350%, 01/15/31		300	378,472
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30		350	360,486
PPG Industries, Inc.
2.800%, 08/15/29		650	680,764
Principal Financial Group, Inc.
3.700%, 05/15/29		177	196,146
PulteGroup, Inc.
5.500%, 03/01/26		350	411,050
Radian Group, Inc.
4.500%, 10/01/24		350	368,375
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	269,321
Royalty Pharma P.L.C.
Ω 2.200%, 09/02/30		750	716,399
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		350	365,927

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sherwin-Williams Co. (The)
2.950%, 08/15/29		650	$684,472
Southwest Airlines Co.
5.125%, 06/15/27		600	701,788
Stryker Corp.
2.125%, 11/30/27	EUR	500	667,268
The TJX Cos. Inc. (The)
1.150%, 05/15/28		700	668,644
Thermo Fisher Scientific, Inc.
1.950%, 07/24/29	EUR	500	667,083
Toll Brothers Finance Corp.
3.800%, 11/01/29		350	372,575
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24		350	389,112
Truist Financial Corp.
1.950%, 06/05/30		1,000	981,475
Twitter, Inc.
Ω 3.875%, 12/15/27		300	315,750
US Bancorp
1.375%, 07/22/30		750	703,895
Verizon Communications, Inc.
1.375%, 11/02/28	EUR	500	646,888
Vontier Corp.
Ω 1.800%, 04/01/26		350	349,080
Walmart, Inc.
5.625%, 03/27/34	GBP	600	1,218,669
Waste Management, Inc.
1.150%, 03/15/28		700	669,311
Wells Fargo & Co.
3.500%, 09/12/29	GBP	400	620,612
Western Digital Corp.
4.750%, 02/15/26		350	388,063
Western Power Distribution West Midlands P.L.C.
5.750%, 04/16/32	GBP	300	567,280
Westlake Chemical Corp.
1.625%, 07/17/29	EUR	500	625,506

TOTAL UNITED STATES			65,961,532

TOTAL BONDS			126,276,084

U.S. TREASURY OBLIGATIONS — (4.8%)
U.S. Treasury Notes
0.750%, 04/30/26		7,000	6,967,188

TOTAL INVESTMENT SECURITIES (Cost $145,680,288)			145,199,837

TOTAL INVESTMENTS — (100.0%) (Cost $145,680,288)			$145,199,837

128

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CONTINUED

As of April 30, 2021, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	25,616,619	GBP	26,700,172	Citibank, N.A.	05/28/21	$180,953
USD	404,130	AUD	520,278	State Street Bank and Trust	05/28/21	3,290
USD	3,614,248	JPY	393,113,528	State Street Bank and Trust	07/02/21	15,563
USD	18,817,833	EUR	15,539,083	Citibank, N.A.	07/28/21	103,250
USD	885,421	EUR	729,062	State Street Bank and Trust	07/28/21	7,371

Total Appreciation						$310,427
USD	14,219,880	CAD	17,627,828	Citibank, N.A.	05/28/21	$(122,240)
USD	1,161,533	JPY	126,899,745	Citibank, N.A.	07/02/21	(147)

Total (Depreciation)						$(122,387)

Total Appreciation (Depreciation)						$188,040

As of April 30, 2021, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	$10,271	$10,271
Bank of America Corp	2.665%	Fixed	CPI	Maturity	USD	6,000,000	04/30/26	—	—	2,333	2,333
Bank of America Corp	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	6,779	6,779
Bank of America Corp	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	12,852	12,852

Total Appreciation										$32,235	$32,235
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	6,000,000	04/30/24	—	—	(3,154)	(3,154)
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	(1,583)	(1,583)
Bank of America Corp	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	(15,178)	(15,178)
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	10,000,000	04/30/28	—	—	(10,987)	(10,987)
Bank of America Corp	2.558%	Fixed	CPI	Maturity	USD	9,000,000	04/30/31	—	—	(12,839)	(12,839)
Bank of America Corp	2.550%	Fixed	CPI	Maturity	USD	5,000,000	05/04/31	—	—	(3,280)	(3,280)
Bank of America Corp	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	(5,077)	(5,077)
Bank of America Corp	2.535%	Fixed	CPI	Maturity	USD	4,000,000	04/29/36	—	—	(23,525)	(23,525)
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	(15,926)	(15,926)

129

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A	2.807	% Fixed	CPI	Maturity	USD 11,000,000	05/03/24	—	—	$(21,176)	$(21,176)

Total (Depreciation)									$(112,725)	$(112,725)

Total Appreciation (Depreciation)									$(80,490)	$(80,490)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$11,956,565	—	$11,956,565
Bonds
Australia	—	6,822,446	—	6,822,446
Belgium	—	1,523,464	—	1,523,464
Canada	—	17,026,795	—	17,026,795
Finland	—	1,193,959	—	1,193,959
France	—	6,267,795	—	6,267,795
Germany	—	3,205,489	—	3,205,489
Italy	—	560,320	—	560,320
Japan	—	1,551,952	—	1,551,952
Luxembourg	—	388,597	—	388,597
Netherlands	—	1,875,058	—	1,875,058
New Zealand	—	670,179	—	670,179
Norway	—	1,633,817	—	1,633,817
Singapore	—	791,154	—	791,154
Spain	—	605,032	—	605,032
Supranational Organization Obligations	—	6,782,114	—	6,782,114
Switzerland	—	2,106,872	—	2,106,872
United Kingdom	—	7,309,509	—	7,309,509
United States	—	65,961,532	—	65,961,532
U.S. Treasury Obligations	—	6,967,188	—	6,967,188
Forward Currency Contracts**	—	188,040	—	188,040
Swap Agreements**	—	(80,490)	—	(80,490)

TOTAL	—	$145,307,387	—	$145,307,387

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

130

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama Highway Finance Corp. (RB) Series A
4.000%, 08/01/21	1,165	$1,175,888
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,438,856

TOTAL ALABAMA		3,614,744

ALASKA — (0.5%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	900	914,236
5.000%, 09/01/23	600	666,715
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,872,431
TOTAL ALASKA		4,453,382
ARIZONA — (0.8%)
Arizona Department of Transportation State Highway Fund Revenue (RB) Series A
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	900	906,994
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,226,358
City of Tucson (GO) Series A
5.000%, 07/01/22	500	528,295
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	689,902
Maricopa County Union High School District No. 210-Phoenix (GO) Series B
5.000%, 07/01/21	495	498,830
Scottsdale Municipal Property Corp. (RB) Series A
3.000%, 07/01/21	805	808,733

TOTAL ARIZONA		7,659,112

	Face Amount^	Value†
	(000)
ARKANSAS — (0.8%)
Arkansas State (GO)
5.000%, 10/01/21	7,195	$7,339,489

CALIFORNIA — (4.3%)
California State (GO)
5.000%, 08/01/26	9,000	11,111,648
3.500%, 08/01/27	1,500	1,761,133
5.000%, 08/01/27	4,000	5,062,772
California State (GO) Series B
5.000%, 09/01/25	3,140	3,769,416
City of Los Angeles (RN)
4.000%, 06/24/21	8,000	8,044,293
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	1,485	1,503,464
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	6,935	7,661,080
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,076,621

TOTAL CALIFORNIA		39,990,427

COLORADO — (3.3%)
City & County of Denver (GO) Series C
5.000%, 08/01/21	785	794,330
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,726,168
Colorado State (RN)
4.000%, 06/25/21	15,000	15,084,678
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	5,000	5,022,623
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,049,246
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,277,356

131

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CONTINUED

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Jefferson County School
District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	$1,177,585
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,659,965

TOTAL COLORADO		30,791,951

CONNECTICUT — (0.4%)
City of Danbury (GO) (BAN)
2.000%, 07/15/21	1,000	1,003,798
City of Middletown (GO)
5.000%, 04/01/23	950	1,038,533
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,516,089

TOTAL CONNECTICUT		3,558,420

DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	1,000	1,040,568
New Castle County (GO)
5.000%, 10/01/23	2,275	2,540,119
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,535,169

TOTAL DELAWARE		5,115,856

DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series D
5.000%, 06/01/21	1,250	1,254,610
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,559,406
5.000%, 06/01/26	1,875	2,305,432
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,699,387

TOTAL DISTRICT OF COLUMBIA		11,818,835

FLORIDA — (2.4%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	6,123,345

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO)
5.000%, 07/01/24	500	$575,371
Florida State (GO) Series A
5.000%, 06/01/21	1,500	1,505,544
5.000%, 07/01/21	2,030	2,045,840
5.000%, 06/01/23	700	770,877
Florida State (GO) Series B
5.000%, 06/01/23	650	715,814
5.000%, 06/01/25	3,000	3,565,192
Florida State (GO) Series C
5.000%, 06/01/21	2,000	2,007,392
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,216,651
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	1,500	1,529,747
School District of Broward County (RN)
2.000%, 06/30/21	880	882,674

TOTAL FLORIDA		21,938,447

GEORGIA — (2.1%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,478,539
5.000%, 07/01/27	8,000	10,131,206
Georgia State (GO) Series C
5.000%, 10/01/21	1,000	1,020,166
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,682,371
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,763,720
Henry County (GO)
5.000%, 05/01/21	550	550,000
5.000%, 05/01/22	400	419,463

TOTAL GEORGIA		19,045,465

HAWAII — (1.0%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,399,446
5.000%, 10/01/25	450	540,194
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	321,765
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,074,619

132

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CONTINUED

	Face Amount^	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	$1,973,168
Hawaii State (GO) Series GA
5.000%, 10/01/21	1,600	1,631,864
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,357,030
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	337,873

TOTAL HAWAII		9,635,959

IOWA — (0.3%)
City of West Des Moines (GO) Series A
5.000%, 06/01/21	2,735	2,744,878

KANSAS — (1.3%)
City of Lawrence (GO) (BAN) Series I
4.500%, 05/01/22	5,000	5,218,101
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	609,570
City of Merriam (GO)
5.000%, 10/01/25	200	240,183
City of Wichita (GO) (BAN) Series 304
4.500%, 10/15/21	2,500	2,549,131
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,496,134
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,855,682

TOTAL KANSAS		11,968,801

KENTUCKY — (0.7%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,615,393
5.000%, 12/01/25	3,800	4,578,943

TOTAL KENTUCKY		6,194,336

LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	264,560
5.000%, 08/01/23	1,100	1,218,640

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	$616,825

TOTAL LOUISIANA		2,100,025

MAINE — (0.2%)
Cumberland County (GO) (TAN)
1.500%, 11/05/21	1,000	1,007,024
Maine State (GO) Series B
5.000%, 06/01/23	495	544,575

TOTAL MAINE		1,551,599

MARYLAND — (10.2%)
Anne County Arundel (GO)
5.000%, 04/01/22	1,105	1,154,250
5.000%, 04/01/23	4,000	4,371,964
Baltimore County (GO)
5.000%, 08/01/21	500	505,930
3.000%, 11/01/24	5,015	5,479,496
Baltimore County (GO) (BAN)
4.000%, 03/23/22	15,000	15,519,626
Charles County (GO)
5.000%, 10/01/21	1,200	1,224,149
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	690,792
County of Prince George’s MD (GO) Series B
4.000%, 07/15/22	1,000	1,046,651
Harford County (GO)
4.000%, 10/01/22	1,750	1,846,026
Howard County (GO) Series A
5.000%, 08/15/22	800	850,152
5.000%, 02/15/28	3,000	3,853,182
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,533,148
5.000%, 02/15/25	8,390	9,869,106
Maryland State (GO) Series A
5.000%, 08/01/21	1,000	1,011,885
5.000%, 03/15/28	7,000	9,003,715
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,939,287
5.000%, 08/01/26	6,500	8,006,113
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,242,550

133

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CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	$8,478,502
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,137,704
Prince County George’s (GO) Series A
5.000%, 07/15/21	240	242,323
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,958,410
3.000%, 06/01/26	2,080	2,338,807

TOTAL MARYLAND		94,303,768

MASSACHUSETTS — (6.9%)
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,212,390
City of Quincy (GO) (BAN)
2.000%, 06/11/21	5,000	5,010,236
1.500%, 01/14/22	5,000	5,048,774
City of Somerville (GO) (BAN) Series A
2.000%, 06/04/21	8,000	8,012,943
City of Worcester (GO) (BAN)
2.000%, 02/01/22	10,000	10,139,844
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	500	506,245
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,372,772
5.000%, 08/01/24	1,360	1,567,517
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,273,810
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,902,009
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21) 1,530		1,563,582

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	$11,830,101
Town of East Bridgewater (GO)
5.000%, 04/15/22	1,585	1,658,667
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,196,528
Town of Sharon (GO)
5.000%, 02/15/22	1,390	1,443,016
Town of Watertown (GO)
5.000%, 04/15/22	2,405	2,516,543
5.000%, 04/15/23	1,895	2,074,415

TOTAL MASSACHUSETTS		63,329,392

MICHIGAN — (0.6%)
Ann Arbor School District (GO) (Q-SBLF)
3.000%, 05/01/21	3,485	3,485,000
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,775,500

TOTAL MICHIGAN		5,260,500

MINNESOTA — (3.0%)
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,095,698
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,372,792
5.000%, 08/01/28	6,000	7,810,766
Minnesota State (GO) Series B
2.000%, 08/01/21	1,500	1,506,957
2.000%, 08/01/22	1,300	1,330,806
Minnesota State (GO) Series D
5.000%, 08/01/21	1,200	1,214,262
Ramsey County (GO) Series A
5.000%, 02/01/23	450	488,278

TOTAL MINNESOTA		27,819,559

MISSOURI — (1.0%)
City of Kansas (GO) Series A
3.000%, 02/01/22	2,495	2,548,062
3.000%, 02/01/23	1,980	2,077,404
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,723,299

134

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CONTINUED

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	$2,148,236

TOTAL MISSOURI		9,497,001

NEBRASKA — (1.2%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,563,959
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,628,884
5.000%, 12/15/26	3,975	4,958,849
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	570	588,414

TOTAL NEBRASKA		10,740,106

NEVADA — (2.7%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	602,208
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,062,138
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,671,313
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	903,313

TOTAL NEVADA		25,238,972

NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,237,061

NEW JERSEY — (4.3%)
Bergen County (GO) (BAN)
2.000%, 06/10/21	2,000	2,003,810
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,133,050
City of Jersey City (GO) (BAN) Series A
1.500%, 01/12/22	15,500	15,646,752
City of Jersey City (GO) (BAN) Series C-D
2.000%, 06/17/21	2,000	2,004,592
Mercer County (GO) (BAN) Series A
2.000%, 06/10/21	3,000	3,005,700

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Middlesex County (GO) (BAN)
2.000%, 06/03/21	5,000	$5,007,744
New Jersey Institute of Technology (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,860	5,132,096
New Jersey Transportation Trust Fund Authority (RB) Series B
¤ 5.250%, 06/15/24 (Pre-refunded @ $100, 6/15/21)	1,000	1,005,816
Parsippany Troy Hills TWP N J (GO) (BAN)
2.000%, 11/11/21	2,885	2,913,297
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	1,515	1,524,524

TOTAL NEW JERSEY		39,377,381

NEW MEXICO — (0.7%)
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,846,407

NEW YORK — (6.0%)
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,000	1,001,910
5.000%, 08/01/26	4,150	5,089,884
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,691,278
City of New York (GO) Series J
5.000%, 08/01/22	650	689,428
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,001,491
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,001,942
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	586,609

135

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	$3,170,130
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	2,500	2,595,352
5.000%, 02/15/24	700	792,328
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	17,482,889
New York State Dormitory Authority (RB) Series E-GRP 1
5.000%, 03/15/27	7,000	8,741,445
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,365,396
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	719,332

TOTAL NEW YORK		55,929,414

NORTH CAROLINA — (3.0%)
City of Charlotte NC Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	1,813,987
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,595,642
Gaston County (GO)
5.000%, 02/01/26	2,500	3,028,491
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,415,202
Mecklenburg County (GO) Series A
5.000%, 04/01/22	3,750	3,917,843
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	650	675,143
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	1,036,733

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO)
5.000%, 09/01/24	4,000	$4,628,819
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,871,512

TOTAL NORTH CAROLINA		27,983,372

OHIO — (4.7%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	2,813,207
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	5,031,736
City of Columbus (GO) Series A
5.000%, 04/01/22	610	637,245
4.000%, 08/15/25	3,500	4,040,081
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,440,382
Franklin County (GO)
5.000%, 06/01/21	1,830	1,836,736
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,338,303
5.000%, 09/01/28	2,500	3,246,280
Ohio State (GO) Series B
5.000%, 09/01/27	9,300	11,796,299
5.000%, 09/15/27	3,500	4,443,808
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	736,843
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,900,876

TOTAL OHIO		43,261,796

OKLAHOMA — (0.1%)
City of Tulsa (GO)
5.000%, 03/01/22	1,000	1,040,482

OREGON — (1.3%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,985,115
City of Salem (GO)
5.000%, 06/01/22	435	458,041

136

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
5.000%, 06/01/23	875	$963,211
Clackamas County (GO)
3.000%, 06/01/21	1,000	1,002,181
3.000%, 06/01/22	470	484,640
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,769,708
Oregon State (GO) Series A
5.000%, 05/01/21	800	800,000
Oregon State (GO) Series D
5.000%, 06/01/22	540	568,422
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,208,043

TOTAL OREGON		12,239,361

PENNSYLVANIA — (0.4%)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	3,925	4,099,200

RHODE ISLAND — (0.5%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	3,230	3,426,343
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,331,932

TOTAL RHODE ISLAND		4,758,275

SOUTH CAROLINA — (3.7%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	640	660,632
Charleston County
0.000%, 05/11/22	11,000	11,427,487
Clemson University (RB) Series B
5.000%, 05/01/25	750	881,548
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	9,530	10,032,654
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,121,270
Richland County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	620	640,040

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
5.000%, 03/01/26	1,870	$2,279,247
Richland County School
District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	1,900,863
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,349,608

TOTAL SOUTH CAROLINA		34,293,349

TENNESSEE — (3.7%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	518,135
City of Knoxville Wastewater System Revenue (RB) Series A
4.000%, 04/01/22	2,000	2,071,172
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/22	1,225	1,274,591
5.000%, 03/01/23	1,265	1,377,502
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	5,000	5,038,691
5.000%, 01/01/26	5,000	6,046,138
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/22	2,000	2,064,341
5.000%, 01/01/23	1,450	1,566,684
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,462,396
Shelby County (GO)
5.000%, 04/01/25	5,000	5,901,464
Sumner County (GO)
5.000%, 06/01/21	650	652,387
5.000%, 12/01/21	900	925,343
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,998,712

TOTAL TENNESSEE		33,897,556

TEXAS — (12.9%)
Amarillo Tex (GO)
4.000%, 02/15/22	800	824,401

137

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO)
5.000%, 06/15/21	2,575	$2,589,392
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,000	1,038,382
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,194,860
City of Dallas (GO)
5.000%, 02/15/22	1,000	1,037,979
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,613,846
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/21	245	249,930
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	2,348,459
City of Garland (GO) Series A
5.000%, 02/15/24	400	452,001
City of Houston (RN)
5.000%, 06/30/21	4,000	4,030,758
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	6,226,081
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,341,076
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,804,314
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	931,571
5.000%, 02/01/26	2,850	3,448,008
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,573,109
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	245	247,006
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	1,675	1,688,716

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	$3,506,335
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	250	252,748
4.000%, 08/15/22	325	341,259
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,742,646
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,390,724
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,000	2,076,604
5.000%, 02/15/27	1,000	1,249,483
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	500	506,899
North Texas Tollway Authority (RB) Series D
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	2,000	2,033,192
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,415,298
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,521,563
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	530	532,471
Texas State (RN)
4.000%, 08/26/21	7,430	7,521,385
Texas State (GO)
5.000%, 10/01/23	4,200	4,689,451
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	3,000	3,060,371
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	12,500	14,929,870
5.000%, 08/15/26	3,850	4,745,212

TOTAL TEXAS		119,155,400

138

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CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (0.7%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	$1,407,606
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,100,812
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/21	700	704,332
4.000%, 07/01/22	1,015	1,060,814
Tooele County School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/22	650	684,211
Utah State (GO) Series B
5.000%, 07/01/21	620	624,838
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	653,633

TOTAL UTAH		6,236,246

VIRGINIA — (4.0%)
5.000%, 08/15/27	7,820	9,946,221
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	5,134,084
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,336,985
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,048,081
City of Newport News Water Revenue (RB)
5.000%, 07/15/22	2,905	3,075,995
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/24	3,000	3,474,354
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	4,000	4,220,072
5.000%, 10/01/26	5,535	6,880,874
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	665,286

TOTAL VIRGINIA		36,781,952

WASHINGTON — (3.5%)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,412,537

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Spokane (GO)
5.000%, 12/01/25	1,165	$1,403,221
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	220	227,033
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	521,370
King County (GO) Series A
5.000%, 12/01/25	1,830	2,206,968
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,640,602
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	996,312
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	255	260,730
5.000%, 12/01/22	2,080	2,239,668
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,161,546
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	200	205,667
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,823,793
Washington State (GO) Series A
5.000%, 08/01/21	500	505,943
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,265,622
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	150,931
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	6,075,327
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	4,257,137

TOTAL WASHINGTON		32,354,407

139

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CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (4.1%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	$7,140,311
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,871,603
5.000%, 04/01/28	9,990	12,632,680
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	694,217
City of Waukesha (GO) Series B
2.000%, 10/01/22	450	461,836
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,752,770
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	241,482
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,098,773

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	$4,680,092
Wisconsin State (GO) Series 2
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,500	3,669,584
Wisconsin State (GO) Series A
5.000%, 05/01/21	990	990,000
5.000%, 05/01/22	1,950	2,045,084

TOTAL WISCONSIN		38,278,432

TOTAL MUNICIPAL BONDS Cost ($887,421,426)		924,481,115

TOTAL INVESTMENTS — (100.0%) (Cost $887,421,426)		$924,481,115

As of April 30, 2021, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	$48,556	$48,556
Bank of America Corp	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	61,527	61,527
Bank of America Corp	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	92,227	92,227
Bank of America Corp	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	7,110	7,110
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	38,451	38,451
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	37,505	37,505
Bank of America Corp	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	242,739	242,739
Bank of America Corp	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	112,639	112,639
Bank of America Corp	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	155,837	155,837
Bank of America Corp	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	314,580	314,580
Bank of America Corp	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	331,917	331,917
Bank of America Corp	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	437,746	437,746

140

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	$352,771	$352,771
Bank of America Corp	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	453,380	453,380
Bank of America Corp	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	470,315	470,315
Bank of America Corp	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	749,188	749,188
Bank of America Corp	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	458,421	458,421
Bank of America Corp	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	258,780	258,780
Bank of America Corp	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	745,938	745,938
Bank of America Corp	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	247,572	247,572
Bank of America Corp	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	496,559	496,559
Bank of America Corp	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	379,830	379,830
Bank of America Corp	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	763,058	763,058
Bank of America Corp	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	403,768	403,768
Bank of America Corp	1.609%	Fixed	CPI	Maturity	USD	17,000,000	06/24/21	—	—	562,385	562,385
Bank of America Corp	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	589,689	589,689
Bank of America Corp	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	127,298	127,298
Citibank, N.A	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	41,720	41,720
Citibank, N.A	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	14,512	14,512
Citibank, N.A	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	130,066	130,066
Citibank, N.A	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	157,398	157,398
Citibank, N.A	2.215%	Fixed	CPI	Maturity	USD	13,000,000	01/12/22	—	—	125,685	125,685
Citibank, N.A	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	90,456	90,456
Citibank, N.A	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	224,932	224,932
Citibank, N.A	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	571,386	571,386
Citibank, N.A	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	196,522	196,522
Citibank, N.A	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	150,395	150,395
Citibank, N.A	2.112%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	527,983	527,983
Citibank, N.A	2.102%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	340,527	340,527
Citibank, N.A	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	458,050	458,050
Citibank, N.A	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	216,088	216,088
Citibank, N.A	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	368,540	368,540
Citibank, N.A	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	452,236	452,236
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	454,629	454,629
Citibank, N.A	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	222,924	222,924
Citibank, N.A	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	969,574	969,574
Citibank, N.A	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	743,230	743,230
Citibank, N.A	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	797,507	797,507
Citibank, N.A	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	436,862	436,862
Citibank, N.A	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	823,850	823,850
Citibank, N.A	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	290,706	290,706
Citibank, N.A	1.577%	Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	288,644	288,644
Citibank, N.A	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	492,314	492,314
Citibank, N.A	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	1,022,628	1,022,628
Citibank, N.A	1.481%	Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	607,647	607,647
Citibank, N.A	1.455%	Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	299,521	299,521

141

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	$669,246	$669,246
Citibank, N.A	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	1,475,715	1,475,715
Citibank, N.A	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	477,796	477,796

Total Appreciation										$23,079,075	$23,079,075
Bank of America Corp	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	(8,360)	(8,360)
Citibank, N.A	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	(30,279)	(30,279)

Total (Depreciation)										$(38,639)	$(38,639)

Total Appreciation (Depreciation)										$23,040,436	$23,040,436

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$924,481,115	—	$924,481,115
Swap Agreements**	—	23,040,436	—	23,040,436

TOTAL.	—	$947,521,551	—	$947,521,551

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

142

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$273,606
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	306,216
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	110,857
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	500	509,853
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	1,320	1,346,011
Baldwin Park Unified School District (GO)
2.000%, 08/01/21	130	130,606
2.000%, 08/01/22	60	61,414
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,551,326
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	274,540
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	883,557
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	153,573
Burbank Unified School District (GO)
5.000%, 08/01/24	565	646,864
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	352,397

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority Series D
¤ 5.250%, 08/15/31	5,245	$5,320,443
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	127,850
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	2,000	2,074,230
California State (GO)
5.000%, 09/01/21	500	507,992
5.000%, 11/01/21	1,000	1,024,180
5.000%, 10/01/22	1,000	1,069,089
5.000%, 08/01/23	585	648,654
5.000%, 10/01/25	1,700	2,046,520
5.000%, 08/01/26	4,920	6,074,367
4.000%, 11/01/26	1,735	2,064,048
3.500%, 08/01/27	2,835	3,328,541
5.000%, 08/01/27	4,200	5,315,911
5.000%, 11/01/27	200	254,762
5.000%, 08/01/28	730	944,940
California State (GO) Series B
5.000%, 09/01/26	2,015	2,493,952
California State (GO) (AMBAC)
5.000%, 02/01/27	625	780,519
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,779,064
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	906,234

143

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	$1,756,502
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	995,778
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,331,254
California State University (RB) Series A
4.000%, 11/01/21	1,210	1,233,372
5.000%, 11/01/21	250	256,058
5.000%, 11/01/23	375	420,043
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	210,615
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	383,460
City & County of San Francisco (GO) Series A
5.000%, 06/15/21	1,195	1,201,679
5.000%, 06/15/24	800	919,580
City & County of San
Francisco (GO) Series E
5.000%, 06/15/22	200	210,907
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	251,397
City of Berkeley (RN)
1.750%, 07/27/21	1,500	1,505,843
City of Grover Beach (GO)
5.000%, 09/01/22	390	415,405
5.000%, 09/01/26	345	426,390
5.000%, 09/01/27	445	565,394
City of Los Angeles (RN)
4.000%, 06/24/21	3,200	3,217,717
City of Pacifica COP
5.000%, 01/01/24	250	281,935
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,224,222
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	317,735

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	$721,958
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/37 (Pre-refunded @ $100, 5/1/22)	2,500	2,621,645
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	264,712
5.000%, 11/01/26	150	185,738
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	335,253
5.000%, 09/01/22	1,000	1,064,726
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	237,941
Coast Community College District (GO) Series A
5.000%, 08/01/21	400	404,764
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	628,519
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	200	212,183
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,116,258
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	541,043
Desert Community College District (GO)
3.000%, 08/01/21	1,350	1,359,556
4.000%, 08/01/22	200	209,728
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	411,980
Dixie School District (GO)
5.000%, 08/01/21	500	505,955

144

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Monte Union High School District (GO)
5.000%, 06/01/24	250	$284,133
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	460,707
Emery Unified School District (GO)
5.000%, 08/01/27	600	763,627
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	859,693
Fremont Unified School District/Alameda County (GO) Series D
3.000%, 08/01/21	1,000	1,007,029
Fresno County (RN)
5.000%, 06/30/21	2,000	2,015,574
Grossmont Healthcare District (GO) Series B
¤ 6.125%, 07/15/40 (Pre-refunded @ $100, 7/15/21)	500	505,949
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,103,004
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	202,382
Hartnell Community College District (GO) Series B
4.000%, 08/01/21	170	171,614
Kern High School District (GO) Series E
4.000%, 08/01/24	200	223,446
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	1,260	1,271,869
Los Angeles Community College District (GO) Series B-1
5.000%, 08/01/21	4,000	4,047,640
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	381,930
5.000%, 06/01/26	530	651,369

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB)
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	1,000	$1,007,722
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,690,929
5.000%, 07/01/24	600	690,650
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	681,151
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	745	754,263
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	400	403,115
5.000%, 07/01/24	250	288,028
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/21	365	367,842
Los Angeles Department of Water (RB) Series C
5.000%, 07/01/21	255	256,986
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	492,846
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	335	412,759
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,269,172
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	500	503,885
5.000%, 07/01/24	425	489,065
5.000%, 07/01/26	1,085	1,334,976
5.000%, 07/01/27	480	606,877
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	221,257

145

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District/CA Series D
5.000%, 07/01/21	1,350	$1,360,490
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,076,621
Los Rios Community College District (GO) Series D
4.000%, 08/01/21	1,945	1,963,466
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	300	309,733
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	472,310
5.000%, 12/01/26	265	330,226
5.000%, 12/01/27	385	492,862
Milpitas Unified School District (RN)
3.000%, 06/30/21	500	502,303
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	23,810
5.000%, 08/01/26	280	343,576
5.000%, 08/01/27	130	163,905
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	141,494
Municipal Improvement Corp.of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,178,260
5.000%, 11/01/23	750	838,488
5.000%, 11/01/24	425	493,527
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	252,959
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	110	114,462
New Haven Unified School District (GO)
5.000%, 08/01/26	150	184,756
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,048,638

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	280	$318,909
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	138,101
Novato Sanitary District (RB)
5.000%, 02/01/22	340	352,426
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	209,779
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	434,668
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,275,324
Oakland Unified School District/Alameda County (GO)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	1,800	1,828,145
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	236,807
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	161,906
Otay Water District (RB)
5.000%, 09/01/22	740	788,205
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	236,850
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	313,356
Palomar Community College District (GO)
5.000%, 05/01/23	200	219,241
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	647,566
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,233,460
5.000%, 08/01/21	1,585	1,603,641

146

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	$227,257
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	282,807
Reed Union School District (GO)
4.000%, 08/01/26	250	296,582
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	582,096
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	286,874
Riverside County (RN)
4.000%, 06/30/21	3,500	3,521,658
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	481,034
Sacramento Municipal Utility District (RB) Series X
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	750	760,154
San Buenaventura Public Facilities Financing Authority (RB) Series B
¤ 5.000%, 07/01/26 (Pre-refunded @ $100, 7/1/22)	1,160	1,225,923
San Diego Community College District (GO)
5.000%, 08/01/23	500	554,285
5.000%, 08/01/26	1,660	2,047,543
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	1,000	1,011,910
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,664,535
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,074,564

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	680	$685,306
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	2,000	2,125,236
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	610,038
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	600	634,098
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	1,500	1,509,306
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	246,423
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	695,371
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,505,362
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	300	316,326
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,328,237
San Francisco Unified School District (GO)
5.000%, 06/15/21	2,045	2,056,406
4.000%, 06/15/22	1,500	1,564,936
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	772,308
5.000%, 06/15/26	880	1,079,781
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	275,429
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	315	319,022
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	141,657

147

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	170	$172,171
4.000%, 09/01/22	140	147,266
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	380,183
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	130,930
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	127,271
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	491,826
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,360,664
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/21	500	504,747
Santee School District (GO)
5.000%, 08/01/24	290	335,066
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	168,465
4.000%, 08/01/25	250	288,852
5.000%, 08/01/26	250	309,242
Sequoia Union High School District (RN)
1.500%, 06/30/21	1,200	1,202,620
Sierra Joint Community College District (GO)
4.000%, 08/01/21	500	504,759
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	1,000	1,036,103
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	110	110,857

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	$288,624
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	490	507,878
State of California (GO)
5.000%, 09/01/22	525	559,126
5.000%, 10/01/22	500	534,545
State of California Series A
5.000%, 09/01/22	1,000	1,065,003
Sylvan Union School District (GO)
5.000%, 08/01/26	620	766,920
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	455,056
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	123,171
University of California (RB) Series AF
5.000%, 05/15/22	750	788,084
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,652,212
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,097,220
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	171,816
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	280,307

TOTAL MUNICIPAL BONDS Cost ($165,343,501)		170,464,568

TOTAL INVESTMENTS — (100.0%) (Cost $165,343,501)		$170,464,568

148

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2021, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.320%	` Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	$48,335	$48,335
Bank of America Corp	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	60,560	60,560
Bank of America Corp	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	28,761	28,761
Bank of America Corp	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	265,223	265,223
Bank of America Corp	2.062%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	78,344	78,344
Bank of America Corp	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	114,241	114,241
Bank of America Corp	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	137,781	137,781
Bank of America Corp	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	190,451	190,451
Bank of America Corp	1.495%	Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	70,660	70,660
Bank of America Corp	1.210%	Fixed	CPI	Maturity	USD	8,000,000	03/05/22	—	—	173,426	173,426
Bank of America Corp	0.870%	Fixed	CPI	Maturity	USD	4,000,000	06/15/21	—	—	109,398	109,398
Bank of America Corp	0.073%	Fixed	CPI	Maturity	USD	8,000,000	04/27/22	—	—	384,647	384,647
Citibank, N.A	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	79,638	79,638
Citibank, N.A	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	38,341	38,341
Citibank, N.A	2.143%	Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	3,720	3,720
Citibank, N.A	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	135,241	135,241
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	211,328	211,328
Citibank, N.A	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	161,296	161,296
Citibank, N.A	1.676%	Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	102,150	102,150
Citibank, N.A	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	228,265	228,265
Citibank, N.A	1.475%	Fixed	CPI	Maturity	USD	4,000,000	02/11/22	—	—	60,628	60,628
Citibank, N.A	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	416,112	416,112
Citibank, N.A	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	240,094	240,094

Total Appreciation										$3,338,640	$3,338,640
Bank of America Corp	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	(6,257)	(6,257)
Citibank, N.A	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(23,398)	(23,398)
Citibank, N.A	2.260%	Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(52,580)	(52,580)

Total (Depreciation)										$(82,235)	$(82,235)

Total Appreciation (Depreciation)										$3,256,405	$3,256,405

149

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$170,464,568	—	$170,464,568
Swap Agreements**	—	3,256,405	—	3,256,405

TOTAL.	—	$173,720,973	—	$173,720,973

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

150

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama State (GO) Series A
5.000%, 08/01/21	1,000	$1,011,861
5.000%, 08/01/23	300	332,571
City of Birmingham Water Works Board (The) (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,167,682

TOTAL ALABAMA		2,512,114

ALASKA — (0.2%)
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	568,913
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	793,952

TOTAL ALASKA		1,362,865

ARIZONA — (1.3%)
City of Phoenix (GO)
4.000%, 07/01/21	500	503,094
City of Tucson (GO) Series A
5.000%, 07/01/23	2,000	2,208,019
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	552,533
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	517,439
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	1,400	1,608,423
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,381,767

TOTAL ARIZONA		7,771,275

	Face Amount^	Value†
	(000)
ARKANSAS — (0.4%)
Arkansas State (GO)
5.000%, 06/15/21	1,250	$1,257,001
5.000%, 04/01/22	1,110	1,159,473

TOTAL ARKANSAS		2,416,474

CALIFORNIA — (1.6%)
California State (GO)
3.500%, 08/01/27	5,000	5,870,443
5.000%, 10/01/27	2,000	2,542,250
California State (GO) Series B
5.000%, 09/01/26	1,195	1,479,043
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	154,626

TOTAL CALIFORNIA		10,046,362

COLORADO — (2.6%)
Board of Water Commissioners City & County of Denver (The) (RB) Series A
5.000%, 12/15/25	1,515	1,834,765
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,130,319
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,312,613
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	2,134,338
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	5,002,780
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	641,206

151

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CONTINUED

	Face Amount^
	(000)	Value†
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	$1,209,951
5.000%, 12/01/24	2,280	2,655,431

TOTAL COLORADO		15,921,403

CONNECTICUT — (0.9%)
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	543,394
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,430,631
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,564,745

TOTAL CONNECTICUT		5,538,770

DELAWARE — (0.5%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	897,044
Kent County (GO)
4.000%, 09/01/24	415	466,066
New Castle County (GO)
5.000%, 10/01/23	1,600	1,786,457

TOTAL DELAWARE		3,149,567

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (RB) Series C
5.000%, 05/01/23	1,400	1,536,458
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	853,501
5.000%, 07/01/27	1,000	1,256,756

TOTAL DISTRICT OF COLUMBIA		3,646,715

FLORIDA — (3.6%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,197,522
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	491,370

	Face Amount^
	(000)	Value†
FLORIDA — (Continued)
Florida State (GO)
5.000%, 07/01/24	1,900	$2,186,408
Florida State (GO) Series A
5.000%, 06/01/24	350	401,259
Florida State (GO) Series B
5.000%, 06/01/24	2,000	2,292,906
5.000%, 06/01/25	1,000	1,188,397
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,117,772
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,842,149
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	535,521
5.000%, 10/01/25	3,250	3,902,979
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,072,459
Palm Beach County (RB)
5.000%, 11/01/23	810	907,292
School District of Broward County (GO)
5.000%, 07/01/25	3,855	4,587,337

TOTAL FLORIDA		21,723,371

GEORGIA — (2.2%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,478,539
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,494,764
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,786,568
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,123,719
Henry County (GO)
5.000%, 05/01/23	1,000	1,096,205
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,289,804

TOTAL GEORGIA		13,269,599

HAWAII — (2.0%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	167,403
5.000%, 10/01/25	725	870,312

152

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CONTINUED

	Face
	Amount^
	(000)	Value†
HAWAII — (Continued)
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	$1,154,776
5.000%, 07/01/25	1,000	1,190,427
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,060,399
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,384,099
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,164,693
5.000%, 10/01/25	2,790	3,346,495

TOTAL HAWAII		12,338,604

ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,401,923
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	694,749

TOTAL ILLINOIS		3,096,672

INDIANA — (0.5%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,765,162

IOWA — (0.5%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,568,249
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,477,210

TOTAL IOWA		3,045,459

KANSAS — (0.7%)
City of Merriam (GO)
5.000%, 10/01/25	800	960,734
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	578,948
Johnson County (GO) Series B
5.000%, 09/01/22	650	692,162

	Face
	Amount^
	(000)	Value†
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	$278,352
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	837,209
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,230,587

TOTAL KANSAS		4,577,992

KENTUCKY — (1.8%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	2,200	2,313,093
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,740,935
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,029,062
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	3,983,375
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	816,544

TOTAL KENTUCKY		10,883,009

LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,011,786
5.000%, 08/01/23	500	553,928

TOTAL LOUISIANA		1,565,714

MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,100,152

MARYLAND — (9.3%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,764,339
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,663,255
Baltimore County (GO)
5.000%, 08/01/22	600	636,472

153

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CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 03/01/26	6,905	$8,405,070
5.000%, 03/01/28	1,335	1,716,573
Carroll County (GO)
5.000%, 11/01/21	550	563,299
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,578,009
Harford County (GO)
5.000%, 10/01/25	2,750	3,305,194
Howard County (GO) Series A
5.000%, 08/15/24	2,720	3,142,416
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,473,273
Maryland State (GO) Series 1
5.000%, 06/01/23	3,000	3,303,097
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	2,388,492
5.000%, 08/01/27	3,500	4,432,375
Maryland State (GO) Series B
4.000%, 08/01/23	850	923,470
5.000%, 08/01/24	1,000	1,153,992
5.000%, 08/01/27	500	633,196
Montgomery County (GO) Series A
4.000%, 08/01/23	1,000	1,086,200
5.000%, 11/01/24	2,000	2,328,549
Montgomery County (GO) Series B
5.000%, 12/01/21	350	359,897
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,206,555
Prince County George’s (GO) Series A
5.000%, 07/15/24	770	886,829
4.000%, 09/01/24	2,500	2,810,284
5.000%, 07/15/29	3,500	4,642,869
Queen County Anne’s (GO)
5.000%, 07/15/25	1,235	1,473,812
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	750,927
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,009,445

TOTAL MARYLAND		56,637,889

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (2.4%)
City of Beverly (GO)
5.000%, 03/15/25	500	$589,662
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	272,002
City of Quincy (GO)
5.000%, 01/15/25	405	474,847
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	308,896
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,313,517
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,535,124
Commonwealth of Massachusetts (GO) Series B
5.000%, 01/01/22	1,000	1,032,374
5.000%, 08/01/22	1,165	1,235,968
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/22	1,275	1,331,947
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	465,756
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	2,021,381
Town of Holbrook (GO)
5.000%, 12/01/21	755	776,126
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,501,086

TOTAL MASSACHUSETTS		14,858,686

MICHIGAN — (0.2%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,487,424

MINNESOTA — (2.7%)
City of Minneapolis (GO)
3.000%, 12/01/23	2,000	2,144,070
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	406,393
City of State Paul (GO) Series A
5.000%, 03/01/25	2,020	2,380,720

154

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CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Hennepin County (GO) Series B
5.000%, 12/01/21	350	$359,876
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,470,228
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,550,895
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	2,077,819
Minnesota State (GO) Series E
5.000%, 08/01/22	760	806,297
4.000%, 10/01/22	3,000	3,165,054
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,349,513

TOTAL MINNESOTA		16,710,865

MISSOURI — (2.3%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,031,597
Metropolitan State Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,824,282
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,056,982
State County Louis (GO)
5.000%, 02/01/23	2,545	2,759,611
5.000%, 02/01/25	1,270	1,488,259

TOTAL MISSOURI		14,160,731

MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	503,054

NEBRASKA — (1.0%)
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,844,264

	Face
	Amount^	Value†
	(000)
NEBRASKA — (Continued)
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	$693,210
Southern Public Power District (RB)
5.000%, 12/15/21	400	411,798

TOTAL NEBRASKA		5,949,272

NEVADA — (1.2%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	1,256,768
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	464,179
Nevada State (GO) Series C
5.000%, 11/01/24	450	521,876
Nevada State (GO) Series D1
5.000%, 03/01/22	250	260,099
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,450,503
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,347,275

TOTAL NEVADA		7,300,700

NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/24	770	861,268

NEW JERSEY — (1.5%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,096,236
3.000%, 02/01/25	910	997,757
Montville Township (GO)
3.000%, 10/01/25	500	555,412
Princeton (GO)
3.000%, 09/15/24	1,515	1,653,163
2.000%, 12/15/25	1,815	1,945,840
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	2,000	2,012,573

TOTAL NEW JERSEY		9,260,981

NEW MEXICO — (1.0%)
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	5,046,270

155

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CONTINUED

	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
Santa Fe County (GO)
5.000%, 07/01/22	710	$750,178

TOTAL NEW MEXICO		5,796,448

NEW YORK — (4.1%)
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,562,151
5.000%, 08/01/25	1,500	1,781,606
City of New York (GO) Series C
5.000%, 08/01/22	500	530,329
City of New York (GO) Series E
5.000%, 08/01/21	265	268,136
5.000%, 08/01/22	1,000	1,060,658
City of New York (GO) Series F
5.000%, 08/01/21	445	450,267
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,131,922
City of New York (GO) (ETM) Series F
5.000%, 08/01/21	5	5,059
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,682,401
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	402,154
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/22	2,000	2,076,281
5.000%, 03/15/23	600	654,260
5.000%, 02/15/25	500	586,609
5.000%, 03/15/28	4,000	5,103,474
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	800	830,513
5.000%, 02/15/24	300	339,569
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	588,289
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	329,122

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	$554,913
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,500	1,811,578

TOTAL NEW YORK		24,749,291

NORTH CAROLINA — (4.3%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,646,346
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,232,658
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	963,736
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,681,560
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	1,725	1,791,725
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,376,795
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,522,197
5.000%, 06/01/25	655	778,400
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	4,105,913
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,589,441
North Carolina State (GO) Series D
4.000%, 06/01/23	350	378,034
Wake County (GO)
5.000%, 09/01/21	1,300	1,320,735
5.000%, 04/01/25	4,000	4,726,305

TOTAL NORTH CAROLINA		26,113,845

NORTH DAKOTA — (0.2%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,306,851

156

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CONTINUED

	Face Amount^	Value†
	(000)
OHIO — (4.9%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	$1,562,660
City of Columbus (GO) Series A
3.000%, 07/01/22	835	863,124
5.000%, 02/15/23	4,000	4,347,082
5.000%, 04/01/29	2,000	2,629,926
City of Columbus (GO) Series B
5.000%, 02/15/23	475	516,216
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,665,143
Cuyahoga County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	3,545	4,145,307
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	513,902
Ohio State (GO) Series A
5.000%, 09/15/21	800	814,317
5.000%, 09/15/22	2,250	2,400,547
5.000%, 02/01/24	2,820	3,189,257
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,011,885
5.000%, 06/15/22	450	474,593
5.000%, 09/15/23	1,000	1,114,222
5.000%, 09/01/24	2,000	2,312,966
Ohio State (GO) Series W
4.000%, 05/01/24	215	239,163
4.000%, 05/01/25	215	246,068
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,555,705

TOTAL OHIO		29,602,083

OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,798,793
4.000%, 03/01/25	1,255	1,424,741
City of Tulsa (GO)
5.000%, 03/01/24	200	226,758
5.000%, 03/01/26	2,750	3,334,222

TOTAL OKLAHOMA		6,784,514

OREGON — (2.5%)
City of McMinnville (GO)
5.000%, 02/01/22	290	300,443

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Salem (GO)
5.000%, 06/01/26	1,220	$1,498,689
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	458,182
Jackson County (GO)
4.000%, 06/01/23	40	43,152
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,037,785
5.000%, 06/15/28	2,500	3,222,636
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,187,715
Oregon State (GO) Series E
5.000%, 08/01/21	410	414,863
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,342,330
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,523,441
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	746,145
Washington County (GO)
5.000%, 03/01/24	3,000	3,403,199

TOTAL OREGON		15,178,580

PENNSYLVANIA — (0.9%)
Berks County (GO)
5.000%, 11/15/22	445	478,340
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 07/01/21	550	554,265
5.000%, 07/01/22	1,025	1,082,880
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	3,316,508

157

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CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	$62,325
5.000%, 03/01/25	130	152,780
TOTAL PENNSYLVANIA		5,647,098
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	1,011,860
SOUTH CAROLINA — (3.5%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,771,103
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	501,833
Clemson University (RB) Series B
5.000%, 05/01/25	750	881,548
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,081,305
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/23	3,985	4,251,755
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	630,537
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,855,162
South Carolina State (GO) (ST AID WITHHLDG) Series B -
5.000%, 04/01/26	1,210	1,478,066
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,778,436

TOTAL SOUTH CAROLINA		21,229,745

TENNESSEE — (4.2%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,773,687

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	4,050	$4,652,192
5.000%, 07/01/25	1,775	2,112,198
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	321,032
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,471,631
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,805,236
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,185,271
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	686,705
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	634,785
5.000%, 07/01/25	2,325	2,765,621
Sumner County (GO)
5.000%, 12/01/21	230	236,477
5.000%, 12/01/22	640	689,234
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,195,646
Williamson County (GO)
5.000%, 04/01/29	3,620	4,763,401

TOTAL TENNESSEE		25,293,116

TEXAS — (14.6%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	152,043
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,760,107
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	288,410
Bexar County (GO)
5.000%, 06/15/21	1,275	1,282,126

158

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	$1,654,155
Bexar County TX
4.000%, 06/15/26	650	763,348
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,350,935
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,845,066
City of Amarillo (GO)
2.000%, 02/15/24	725	758,662
2.000%, 02/15/25	725	767,466
4.000%, 02/15/26	1,685	1,959,793
City of Arlington (GO) Series A
5.000%, 08/15/23	2,090	2,319,660
City of Austin (GO)
5.000%, 09/01/23	500	556,215
5.000%, 11/01/23	1,895	2,122,615
5.000%, 09/01/27	2,255	2,861,886
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	2,221,080
City of Celina (GO)
4.125%, 09/01/25	1,415	1,637,581
4.125%, 09/01/26	2,520	2,985,675
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	139,023
City of Denton (GO)
3.000%, 02/15/23	3,475	3,646,573
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,746,233
5.000%, 02/15/25	4,380	5,141,318
City of Garland (GO) Series A
5.000%, 02/15/24	200	226,000
City of San Antonio (GO)
5.000%, 02/01/23	1,655	1,794,257

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	$3,481,513
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,427,809
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	173,750
4.000%, 08/15/24	140	156,828
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,000	3,259,748
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,751,256
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,796,638
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	577,650
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,443,797
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	539,717
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	233,454
Harris County (GO) Series A
5.000%, 10/01/23	1,565	1,746,573
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,173,541
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,265,378
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	910,825

159

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	$807,216
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,829,592
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	138,992
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,132,091
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	78,050
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,131,195
Texas State (GO)
5.000%, 10/01/23	375	418,701
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,664,284
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,578,006
5.000%, 10/01/25	2,465	2,957,866
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	500	546,697
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,153,522
University of Texas System (The) (RB) Series D
5.000%, 08/15/21	615	623,468
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	3,000	3,583,169
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	119,357

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	$1,435,731

TOTAL TEXAS		89,116,641

UTAH — (2.4%)
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,691,486
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,970,993
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,375,431
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,871,031
Utah State (GO)
5.000%, 07/01/22	1,845	1,950,075
5.000%, 07/01/24	2,000	2,302,167
Utah State (GO) Series B
5.000%, 07/01/24	575	661,873

TOTAL UTAH		14,823,056

VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,110,371

VIRGINIA — (4.9%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,164,301
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,905	3,139,783
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,751,210
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	853,398
5.000%, 09/01/22	475	505,811
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	1,093,810
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,127,688

160

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	$1,709,839
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,700,048
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,803,382
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,845,831
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	1,319,846
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,336,329
5.000%, 12/01/25	1,800	2,174,424
Virginia College Building Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/25 (Pre-refunded @ $100, 9/1/24)	1,985	2,297,722

TOTAL VIRGINIA		29,823,422

WASHINGTON — (5.6%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	875	1,053,921
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	228,988
5.000%, 07/01/25	100	118,451
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	243,759
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,867,571
County of Kitsap WA (GO)
5.000%, 06/01/21	1,455	1,460,356
King County (GO) Series E
5.000%, 12/01/25	1,275	1,537,642
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,617,272

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	$2,154,188
4.000%, 12/01/25	1,370	1,590,238
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,552,316
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	667,920
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,411,987
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	359,918
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	202,377
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	2,064,090
Washington State (GO) Series A-1
5.000%, 08/01/21	800	809,508
Washington State (GO) Series B
5.000%, 07/01/24	800	919,772
5.000%, 07/01/25	475	565,453
Washington State (GO) Series C
5.000%, 02/01/23	500	542,347
Washington State (GO) Series D
5.000%, 06/01/24	2,225	2,550,118
5.000%, 06/01/25	1,260	1,496,254
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	100,620
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,531,836
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,985,615

161

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	$1,630,146

TOTAL WASHINGTON		34,262,663

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	561,139

WISCONSIN — (3.7%)
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,251,259
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	381,005
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,772,040
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,378,830
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,166,977

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	$239,504
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	3,352,822
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,012,203
Wisconsin State (GO) Series A
5.000%, 05/01/24	975	1,113,000
5.000%, 05/01/25	970	1,147,733
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	400,000
5.000%, 05/01/25	2,000	2,366,459
5.000%, 05/01/27	3,000	3,770,155

TOTAL WISCONSIN		22,351,987

TOTAL MUNICIPAL BONDS Cost ($594,420,219)		609,224,859

TOTAL INVESTMENTS — (100.0%) (Cost $594,420,219)		$609,224,859

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$609,224,859	—	$609,224,859

TOTAL.	—	$609,224,859	—	$609,224,859

See accompanying Notes to Financial Statements.

162

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
CERTIFICATES OF DEPOSIT — (1.2%)
City of Houston
0.080%, 05/05/21	4,200	$4,200,041
0.090%, 05/06/21	2,100	2,100,010
University of Michigan
0.080%, 05/04/21	1,500	1,500,010
0.080%, 06/02/21	23,035	23,034,583

TOTAL CERTIFICATES OF DEPOSIT		30,834,644

MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.5%)
Alabama Federal Aid Highway Finance Auth.
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/01/22)	1,000	1,064,726
Alabama Highway Finance Corp. (RB) Series A
4.000%, 08/01/21	2,710	2,735,328
Alabama State (GO) Series A
5.000%, 08/01/21	7,480	7,568,716

TOTAL ALABAMA		11,368,770

ALASKA — (0.3%)
Municipality of Anchorage (GO) (TAN)
1.500%, 12/15/21	7,000	7,059,962

ARIZONA — (0.8%)
Arizona Department of Transportation State Highway Fund Revenue (RB) Series A
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	2,000	2,015,541
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,339,536
City of Phoenix (GO)
4.000%, 07/01/21	5,970	6,006,942

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
City of Scottsdale (GO) Series 2021
4.000%, 07/01/21	1,400	$1,408,709
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,584,884
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,416,494
Maricopa County Union High School District No.
210-Phoenix (GO) Series E
5.000%, 07/01/23	1,425	1,573,868

TOTAL ARIZONA		20,345,974

ARKANSAS — (0.3%)
Arkansas State (GO)
5.000%, 06/15/21	8,730	8,778,898

CALIFORNIA — (5.6%)
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	3,995	4,173,433
California State (GO)
5.000%, 10/01/21	2,215	2,259,481
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/35 (Pre-refunded @ $100, 6/1/23)	1,000	1,079,733
City of Los Angeles (RN)
4.000%, 06/24/21	24,800	24,937,308
East Side Union High School District (GO) Series C
3.000%, 08/01/22	7,540	7,812,220
Los Angeles County Schools (RN)
2.000%, 12/30/21	735	744,090
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	9,285	9,400,450
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	9,942,281

163

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/21	9,745	$9,820,724
Los County Angeles (RN) Series A
4.000%, 06/30/21	13,860	13,945,766
Riverside County (RN)
4.000%, 06/30/21	8,500	8,552,598
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	10,790	11,465,646
San Francisco Unified School District (RN)
2.000%, 12/31/21	5,000	5,062,766
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	1,965	1,990,089
4.000%, 09/01/22	1,600	1,683,042
Santa County Cruz (RN)
3.000%, 07/09/21	5,835	5,865,790
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	690	695,373
5.000%, 07/01/22	820	866,502
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	10,385	10,904,571
Ventura County (RN)
4.000%, 06/30/21	7,650	7,697,338

TOTAL CALIFORNIA		138,899,201

COLORADO — (3.1%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTER) Series A
¤ 5.000%, 03/01/38 (Pre-refunded @ $100, 3/1/22)	1,250	1,300,603
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/21	1,275	1,297,817
5.000%, 09/15/22	3,420	3,648,343

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	$2,097,908
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	4,079,225
City & County of Denver (GO) Series C
5.000%, 08/01/21	1,000	1,011,885
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/21	2,900	2,975,510
5.000%, 11/15/22	1,200	1,289,905
Colorado State (RN)
4.000%, 06/25/21	35,000	35,197,582
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	20,000	20,090,492
Colorado Water Resources & Power Development Authority (RB) Series C
¤ 5.000%, 09/01/36 (Pre-refunded @ $100, 9/1/21)	1,900	1,930,306
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,000	1,076,929
Ignacio School District 11JT (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/21)	1,215	1,248,926
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,061,361

TOTAL COLORADO		78,306,792

CONNECTICUT — (3.3%)
City of Bridgeport (GO) Series A
¤ 5.000%, 02/15/32 (Pre-refunded @ $100, 2/15/22)	2,200	2,283,378
City of Danbury (GO) (BAN)
2.000%, 07/15/21	8,000	8,030,384

164

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CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Middletown (GO)
5.000%, 04/01/23	3,220	$3,520,081
Connecticut State Health & Educational Facilities Authority (RB) Series M
¤ 5.375%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	3,000	3,024,605
The Metropolitan District (RB) Series A
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,550	5,796,842
Town of Bethel (GO) (BAN)
2.000%, 07/23/21	10,000	10,041,303
Town of Cheshire (GO) Series B
4.000%, 07/15/22	1,500	1,570,347
Town of Greenwich (GO) (BAN)
1.500%, 01/13/22	25,000	25,249,905
Town of Greenwich (GO) Series A
5.000%, 01/15/22	5,575	5,766,945
Town of Groton (BAN)
3.000%, 04/28/22	10,000	10,285,759
Town of South Windsor (GO)
4.000%, 02/01/22	1,350	1,389,228
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	1,164,031
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,516,089
Town of Southington (GO)
4.000%, 01/15/22	495	508,522
4.000%, 01/15/23	1,015	1,081,930

TOTAL CONNECTICUT		81,229,349

DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	3,000	3,121,702
5.000%, 02/01/23	9,000	9,765,548
Delaware State (GO) Series B
5.000%, 07/01/21	830	836,463
5.000%, 07/01/22	1,250	1,321,038

TOTAL DELAWARE		15,044,751

	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (RB) Series G
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/21)	2,430	$2,498,570

FLORIDA — (2.2%)
Florida State (GO) Series A
5.000%, 06/01/21	7,500	7,527,722
5.000%, 07/01/22	6,130	6,479,110
Florida State (GO) Series C
5.000%, 06/01/21	6,000	6,022,177
Florida State (GO) Series F
5.000%, 06/01/22	245	257,950
Miami-Dade County (GO) Series A
5.000%, 11/01/21	1,735	1,776,866
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	3,500	3,569,409
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,550,100
School District of Broward County (RN)
2.000%, 06/30/21	24,120	24,193,293
School District of Broward County (GO)
5.000%, 07/01/22	1,660	1,753,938

TOTAL FLORIDA		54,130,565

GEORGIA — (1.2%)
City of Atlanta GA (GO)
5.000%, 12/01/21	1,805	1,855,934
Cobb County (GO)
5.000%, 01/01/22	500	516,153
Georgia State (GO) Series A
5.000%, 08/01/21	8,000	8,095,478
5.000%, 08/01/22	5,000	5,304,583
Gwinnett County School District (GO)
4.000%, 02/01/22	3,685	3,792,078
Henry County (GO)
5.000%, 05/01/21	800	800,000
5.000%, 05/01/22	600	629,195
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,425,558

165

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	$1,553,010

TOTAL GEORGIA		28,971,989

HAWAII — (2.5%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/21	3,685	3,759,310
City & County of Honolulu (GO) Series F
5.000%, 07/01/21	850	856,646
5.000%, 07/01/22	1,250	1,320,888
Hawaii State (GO) Series DZ
¤ 5.000%, 12/01/22 (Pre-refunded @ $100, 12/1/21)	2,000	2,055,846
Hawaii State (GO) Series EF
5.000%, 11/01/21	5,500	5,631,884
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,362,392
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,675,264
Hawaii State (GO) Series EZ
5.000%, 10/01/21	7,080	7,220,996
5.000%, 10/01/22	7,040	7,522,237
Hawaii State (GO) Series FB
5.000%, 04/01/22	2,000	2,088,576
Hawaii State (GO) Series FE
5.000%, 10/01/21	3,260	3,324,922
Hawaii State (GO) Series FH
5.000%, 10/01/21	3,715	3,788,983
Hawaii State (GO) Series FN
5.000%, 10/01/21	6,070	6,190,882
Maui County (GO)
5.000%, 06/01/21	1,045	1,048,847
5.000%, 03/01/22	500	520,241

TOTAL HAWAII		61,367,914

ILLINOIS — (1.3%)
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	7,883,105
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/21	390	399,283

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Lake County Forest Preserve District (GO)
5.000%, 12/15/21	4,575	$4,712,248
5.000%, 12/15/22	1,485	1,601,805
Railsplitter Tobacco Settlement Authority (RB)
¤ 5.500%, 06/01/23 (Pre-refunded @ $100, 6/1/21)	5,440	5,462,062
¤ 6.000%, 06/01/28 (Pre-refunded @ $100, 6/1/21)	11,340	11,390,066

TOTAL ILLINOIS		31,448,569

INDIANA — (0.1%)
Indiana University (RB) Series A
¤ 5.000%, 06/01/28 (Pre-refunded @ $100, 6/1/22)	2,000	2,105,042
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	1,081,999

TOTAL INDIANA		3,187,041

IOWA — (0.2%)
Ankeny Community School District (GO) Series A
5.000%, 06/01/22	2,500	2,630,466
City of West Des Moines (GO) Series A
5.000%, 06/01/21	2,945	2,955,636

TOTAL IOWA		5,586,102

KANSAS — (1.3%)
City of Lawrence (GO) (BAN) Series I
4.500%, 05/01/22	1,000	1,043,620
City of Olathe (GO) Series A
3.000%, 08/01/21	3,250	3,271,980
City of Topeka (GO) Series A
2.000%, 10/01/21	5,000	5,036,755
City of Wichita (GO) Series 302-NTS
3.500%, 10/15/21	15,000	15,227,326

166

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
KANSAS — (Continued)
City of Wichita (GO) (BAN) Series 304
4.500%, 10/15/21	6,000	$6,117,913
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,178,572

TOTAL KANSAS		31,876,166

KENTUCKY — (0.2%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	3,115	3,275,129
Louisville Water Co (RB)
5.000%, 11/15/21	2,825	2,898,403

TOTAL KENTUCKY		6,173,532

LOUISIANA — (0.6%)
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,298,988
5.000%, 03/01/23	7,105	7,732,771
Louisiana State (GO) Series B
5.000%, 08/01/22	975	1,034,394
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,058,931

TOTAL LOUISIANA		15,125,084

MAINE — (0.3%)
Cumberland County (GO) (TAN)
1.500%, 11/05/21	6,000	6,042,140
Maine Municipal Bond Bank (RB) Series C
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/21)	1,000	1,024,130
Maine State (GO) Series B
5.000%, 06/01/21	1,500	1,505,521

TOTAL MAINE		8,571,791

MARYLAND — (6.9%)
Anne County Arundel (GO)
5.000%, 10/01/21	11,480	11,710,060
5.000%, 10/01/22	4,115	4,398,695
Baltimore County (GO)
3.000%, 11/01/21	6,080	6,166,951
5.000%, 03/01/22	4,385	4,562,514
5.000%, 03/01/23	6,595	7,181,521

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
Baltimore County (GO) (BAN)
4.000%, 03/23/22	35,000	$36,212,459
Carroll County (GO) Series A
4.000%, 11/01/22	1,605	1,698,526
City of Baltimore (GO) Series A
4.000%, 10/15/21	1,520	1,546,637
Harford County (GO)
4.000%, 10/01/21	1,750	1,777,855
Howard County (GO) Series A
5.000%, 08/15/21	100	101,377
5.000%, 08/15/22	7,935	8,432,444
Maryland State (GO) Series B
5.000%, 08/01/21	6,500	6,577,254
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	2,500	2,651,644
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,140,880
5.000%, 12/01/21	2,460	2,529,271
5.000%, 12/15/22	11,270	12,158,372
5.000%, 09/01/23	2,630	2,925,042
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	3,084,654
Montgomery County (GO) Series A
4.000%, 08/01/21	9,000	9,085,226
4.000%, 08/01/22	11,000	11,533,610
Montgomery County (GO) Series B
5.000%, 06/01/21	2,315	2,323,539
5.000%, 12/01/21	4,000	4,113,109
Prince County George’s (GO) Series A
5.000%, 07/15/21	760	767,356
5.000%, 09/15/21	3,500	3,562,506
5.000%, 07/15/22	10,000	10,586,126
Queen County Anne’s (GO)
5.000%, 07/15/21	985	994,494
5.000%, 07/15/22	1,550	1,640,463
Talbot County (GO)
2.000%, 12/15/21	1,330	1,345,586
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/21	6,990	7,015,729

TOTAL MARYLAND		171,823,900

167

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (9.1%)
City of Attleboro (GO)
5.000%, 10/15/21	1,440	$1,471,211
City of Beverly (GO)
5.000%, 03/15/22	645	672,226
5.000%, 03/15/23	1,215	1,324,877
City of Boston (GO) Series A
5.000%, 03/01/22	1,975	2,055,289
City of Boston (GO) Series B
5.000%, 04/01/22	1,300	1,358,186
City of Framingham (GO)
5.000%, 12/15/21	1,020	1,050,728
5.000%, 06/15/22	1,755	1,850,710
5.000%, 12/15/22	480	517,918
City of Lowell (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	1,910	1,940,147
City of New Bedford (GO) (BAN)
2.000%, 04/15/22	9,000	9,163,197
City of Quincy (GO) (BAN)
2.000%, 06/11/21	35,000	35,071,648
1.500%, 01/14/22	10,000	10,097,548
City of Somerville (GO) (BAN) Series A
2.000%, 06/04/21	31,000	31,050,155
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,306,218
City of Worcester (GO) (BAN)
2.000%, 02/01/22	15,000	15,209,766
City of Worcester (GO)
5.000%, 02/15/23	1,800	1,953,484
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/21	10,000	10,000,000
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,141,091
Commonwealth of Massachusetts (GO) Series C
5.000%, 07/01/21	3,170	3,194,684
5.000%, 10/01/21	8,000	8,160,655
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,445,394
Dennis & Yarmouth Regional School District (GO) (BAN)
2.000%, 10/06/21	14,000	14,112,392

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21)	6,000	$6,131,692
North Middlesex Regional School District (GO) (BAN)
2.000%, 02/04/22	10,000	10,142,932
Town of Danvers (GO) (BAN)
1.250%, 10/22/21	6,000	6,031,526
Town of Dracut (GO)
5.000%, 07/15/22	1,275	1,349,254
Town of Needham MA (GO)
5.000%, 07/15/22	1,510	1,598,693
Town of Orleans (GO) (BAN)
1.500%, 02/04/22	9,000	9,093,420
Town of Plymouth (GO) (BAN)
2.000%, 06/10/21	7,451	7,465,233
Town of Provincetown (GO)
5.000%, 09/15/21	1,435	1,460,078
5.000%, 09/15/22	1,350	1,439,194
Town of Tewksbury (GO)
5.000%, 06/01/21	1,910	1,917,030
Town of Watertown (GO)
5.000%, 02/01/22	1,250	1,295,397
5.000%, 02/01/23	2,445	2,652,076
Town of Westborough (GO) (BAN)
2.000%, 03/29/22	15,000	15,252,393

TOTAL MASSACHUSETTS		227,976,442

MICHIGAN — (2.0%)
Ann Arbor School District (GO)(Q-SBLF)
3.000%, 05/01/21	11,750	11,750,000
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/22)	1,810	1,897,699
Michigan Finance Authority (RB)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/22)	3,000	3,206,383
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/22)	2,000	2,137,589
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	2,000	2,137,589

168

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CONTINUED

	Face
	Amount^	Value†
	(000)
MICHIGAN — (Continued)
Michigan State Hospital
Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	26,810	$28,203,133

TOTAL MICHIGAN		49,332,393

MINNESOTA — (2.2%)
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	341,682
City of Minneapolis (GO)
3.000%, 12/01/21	5,600	5,694,308
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	345,706
Hennepin County (GO) Series B
5.000%, 12/01/21	650	668,342
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	6,370,419
Metropolitan Council (GO) Series E
5.000%, 09/01/21	770	782,282
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	3,395	3,518,558
Minnesota State (GO)
5.000%, 08/01/21	200	202,377
Minnesota State (GO) Series A
5.000%, 08/01/22	1,800	1,909,650
Minnesota State (GO) Series B
2.000%, 08/01/21	1,105	1,110,125
2.000%, 08/01/22	2,500	2,559,242
5.000%, 08/01/24	1,230	1,419,843
Minnesota State (GO) Series D
5.000%, 08/01/21	16,630	16,827,651
5.000%, 08/01/22	11,460	12,158,105

TOTAL MINNESOTA		53,908,290

MISSOURI — (0.6%)
City of Kansas (GO) Series A
3.000%, 02/01/22	2,570	2,624,657
3.000%, 02/01/23	1,995	2,093,142

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/22	2,250	$2,341,085
5.000%, 03/01/23	1,750	1,906,309
Metropolitan State Louis Sewer District (RB) Series B
5.000%, 05/01/21	1,945	1,945,000
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
5.000%, 03/01/22	830	863,600
State County Louis (GO)
5.000%, 02/01/22	2,420	2,507,703

TOTAL MISSOURI		14,281,496

NEBRASKA — (0.5%)
Nebraska Public Power District (RB) Series A
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 1/1/22)	1,290	1,331,238
Papio-Missouri River Natural Resource District (GO)
¤ 3.250%, 12/15/33 (Pre-refunded @ $100, 6/15/22)	1,500	1,551,903
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	10,475	10,813,406

TOTAL NEBRASKA		13,696,547

NEVADA — (1.0%)
Clark County (GO)
5.000%, 11/01/21	2,325	2,380,985
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/22	3,935	4,142,549
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/22	4,820	5,074,228
Nevada State (GO) Series A
5.000%, 05/01/21	4,700	4,700,000
Nevada State (GO) Series B
5.000%, 11/01/21	4,000	4,096,319
Washoe County NV (GO)
5.000%, 07/01/22	4,950	5,227,135

TOTAL NEVADA		25,621,216

169

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	$1,733,258

NEW JERSEY — (6.2%)
Bergen County (GO) (BAN)
2.000%, 06/10/21	15,000	15,028,560
City of Jersey City (GO) (BAN) Series A
1.500%, 01/12/22	30,920	31,212,748
City of Jersey City (GO) (BAN) Series C-D
2.000%, 06/17/21	18,000	18,041,333
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,724,926
Mercer County (GO) (BAN) Series A
2.000%, 06/10/21	37,000	37,070,296
Middlesex County (GO) (BAN)
2.000%, 06/03/21	13,000	13,020,134
Monmouth County (GO)
5.000%, 07/15/21	3,770	3,806,491
5.000%, 07/15/22	3,415	3,615,162
New Jersey Transportation Trust Fund Authority (RB) Series B
¤ 5.250%, 06/15/24 (Pre-refunded @ $100, 6/15/21)	1,695	1,704,858
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/38 (Pre-refunded @ $100, 7/1/22)	1,000	1,056,589
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,945,551
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,443,128
Princeton (GO)
2.000%, 12/15/21	565	571,481
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,766,123
Township of Berkeley Heights (GO) (BAN) Series A
2.000%, 07/09/21	12,000	12,041,556

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of East Brunswick (GO)
1.000%, 02/15/22	1,365	$1,374,154
1.000%, 02/15/23	1,405	1,425,723
Township of Montclair (GO) Series A
2.000%, 10/15/21	2,200	2,218,784

TOTAL NEW JERSEY		154,067,597

NEW MEXICO — (0.9%)
Central New Mexico Community College (GO) Series A
5.000%, 08/15/22	1,950	2,067,777
City of Albuquerque (GO) Series D
5.000%, 07/01/21	15,255	15,373,788
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,201,132

TOTAL NEW MEXICO		22,642,697

NEW YORK — (4.4%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	8,000	8,037,043
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	7,500	7,514,328
City of New York (GO) Series A-1
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	1,000	1,068,942
5.000%, 08/01/22	2,220	2,354,660
City of New York (GO) Series E
5.000%, 08/01/21	11,500	11,636,111
5.000%, 08/01/22	3,000	3,181,973
City of New York (GO) Series F
5.000%, 08/01/21	995	1,006,776
City of New York (GO) Series G
5.000%, 08/01/21	5,915	5,985,008
City of New York (GO) (ETM) Series F
5.000%, 08/01/21	5	5,059

170

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Corning City School District (BAN) Series A
1.500%, 06/16/21	8,000	$8,011,927
Corning City School District (BAN) Series B
1.500%, 06/29/21	5,000	5,009,708
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	686,458
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	8,250	8,263,221
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	1,135	1,139,186
5.000%, 06/01/22	1,535	1,615,963
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	87,218
Monroe County Industrial Development Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	7,000	7,054,508
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/21	3,545	3,651,349
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/21)	2,400	2,400,000
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,340,260
New York State Dormitory Authority (RB) Series A-GRP 1
5.000%, 03/15/22	10,000	10,422,111
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	4,000	4,152,562
Town of Hempstead (GO)
5.000%, 08/15/21	3,735	3,786,427
Town of Hempstead (GO) Series A
5.000%, 06/15/21	250	251,397

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	355	$356,968
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	2,025	2,086,133
5.000%, 12/15/22	1,605	1,732,333
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	2,280	2,412,784

TOTAL NEW YORK		110,250,413

NORTH CAROLINA — (2.2%)
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/22	1,705	1,774,022
City of Greensboro (GO) Series D
5.000%, 10/01/21	1,555	1,586,162
Durham County (GO)
3.000%, 06/01/22	2,135	2,202,209
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,360,044
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	2,090,754
Mecklenburg County (GO)
5.000%, 03/01/22	8,000	8,325,221
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	6,857,175
North Carolina State (GO) Series A
5.000%, 06/01/21	12,440	12,485,885
5.000%, 06/01/22	2,500	2,631,861
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	3,031,904
North Carolina State (GO) Series D
4.000%, 06/01/21	2,925	2,933,596
Wake County (GO)
5.000%, 04/01/22	6,165	6,439,775

171

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CONTINUED

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO) Series B
5.000%, 05/01/22	2,100	$2,202,182
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,898,880

TOTAL NORTH CAROLINA		55,819,670

NORTH DAKOTA — (0.1%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/22	2,200	2,332,877

OHIO — (3.9%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	18,350	19,553,922
City of Columbus (GO) Series 1
5.000%, 07/01/21	4,500	4,535,041
City of Columbus (GO) Series A
3.000%, 07/01/21	12,830	12,889,293
5.000%, 07/01/21	1,010	1,017,865
5.000%, 04/01/22	2,990	3,123,546
5.000%, 04/01/23	1,300	1,421,413
City of Columbus (GO) Series B
5.000%, 04/01/22	1,500	1,566,996
Dayton Metro Library (GO) Series A
¤ 4.750%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	3,000	3,080,344
Ohio State (GO) Series A
5.000%, 09/15/21	9,035	9,196,691
5.000%, 06/15/22	500	527,326
5.000%, 06/15/23	1,000	1,102,622
Ohio State (GO) Series B
5.000%, 06/15/21	9,500	9,553,210
5.000%, 08/01/21	1,000	1,011,885
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,213,130
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,765,893
Ohio State (GO) Series W
4.000%, 05/01/21	1,050	1,050,000
4.000%, 05/01/22	1,440	1,495,944
4.000%, 05/01/23	1,000	1,076,953

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	$1,831,717
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,556,953
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	736,843
Olentangy Local School District (GO)
5.000%, 12/01/21	2,990	3,073,789

TOTAL OHIO		97,381,376

OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/22	17,000	17,688,196
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	7,865,868

TOTAL OKLAHOMA		25,554,064

OREGON — (1.3%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	1,000	1,054,651
City of Salem (GO)
5.000%, 06/01/22	2,515	2,648,214
5.000%, 06/01/23	5,705	6,280,134
Clackamas County (GO)
3.000%, 06/01/21	1,240	1,242,705
3.000%, 06/01/22	815	840,387
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	1,155	1,271,974
Metro (GO)
5.000%, 06/01/22	2,355	2,478,950
Metro (GO) Series A
5.000%, 06/01/21	2,110	2,117,766
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,856,809

172

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CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	730	$735,573
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,085,000
5.000%, 06/01/22	2,000	2,105,266
Oregon State (GO) Series G
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/2/21)	1,190	1,204,276
Oregon State (GO) Series N
5.000%, 05/01/21	1,000	1,000,000
Portland Community College District (GO)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	180	198,499
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	266,182
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/22	2,065	2,174,148

TOTAL OREGON		33,560,534

PENNSYLVANIA — (0.8%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,367,648
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 07/01/22	2,000	2,112,938
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
5.000%, 09/01/21	3,000	3,046,852

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
General Authority of Southcentral Pennsylvania (RB)
¤ 5.500%, 11/01/31 (Pre-refunded @ $100, 5/1/21)	1,500	$1,500,000
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,128,979
Pennsylvania Higher Educational Facilities Authority (RB)
¤ 6.250%, 10/01/43 (Pre-refunded @ $100, 10/1/21)	3,000	3,074,542
Pennsylvania State University (RB) Series E
5.000%, 03/01/22	725	754,350

TOTAL PENNSYLVANIA		19,985,309

RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series C
5.000%, 08/01/22	6,155	6,529,145

SOUTH CAROLINA — (3.5%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/22	1,095	1,139,328
5.000%, 03/01/23	1,130	1,230,278
Berkeley County School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	3,000	3,011,042
Charleston County
0.000%, 05/11/22	15,000	15,582,938
Charleston County School District (GO) (BAN) (SCSDE) Series B
5.000%, 05/12/21	25,000	25,030,672
City of Charleston Waterworks & Sewer System Revenue (RB)
5.000%, 01/01/22	1,175	1,212,960
City of North Charleston (GO)
5.000%, 12/01/21	1,395	1,434,200
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	4,095	4,310,988

173

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CONTINUED

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Fort Mill School District No. 4 (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	7,345	$7,632,890
Greenville County School District (GO) (SCSDE) Series C
3.000%, 06/01/21	10,000	10,022,149
South Carolina Public Service Authority (RB) Series D
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 6/1/22)	14,340	15,085,152
Spartanburg County (GO)
2.000%, 04/01/22	1,200	1,221,137
2.000%, 04/01/23	1,180	1,222,733

TOTAL SOUTH CAROLINA		88,136,467

TENNESSEE — (2.4%)
City of Johnson City (GO)
5.000%, 03/01/22	4,640	4,827,837
City of Knoxville (GO)
5.000%, 05/01/22	10,110	10,602,972
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/22	4,610	4,870,321
City of Murfreesboro (GO)
5.000%, 06/01/22	1,500	1,579,116
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	3,895,000
5.000%, 01/01/22	1,170	1,207,798
Knox County (GO) Series B
5.000%, 06/01/21	515	516,896
5.000%, 06/01/22	550	578,948
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	9,125,069
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/21	3,475	3,501,890
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 07/01/21	750	755,804
5.000%, 01/01/22	5,055	5,217,622
5.000%, 01/01/23	7,300	7,887,442
Sumner County (GO)
5.000%, 12/01/21	3,070	3,156,448

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
Wilson County (GO)
5.000%, 05/01/23	990	$1,085,243

TOTAL TENNESSEE		58,808,406

TEXAS — (12.4%)
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,730	1,796,402
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	615	638,258
5.000%, 02/15/23	210	228,064
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,221,022
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	1,450	1,470,007
5.000%, 02/15/22	1,250	1,297,877
5.000%, 02/15/23	2,130	2,314,821
5.000%, 06/15/21	7,500	7,541,921
Bexar County (GO) Series A
5.000%, 06/15/21	460	462,571
5.000%, 06/15/22	330	347,997
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,153,530
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,594,235
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,679,351
City of Allen (GO)
5.000%, 08/15/21	1,840	1,865,335
City of Amarillo (GO)
2.000%, 02/15/22	6,220	6,312,675
4.000%, 02/15/23	1,495	1,597,029
City of Austin (GO)
5.000%, 09/01/21	2,250	2,285,963
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,590,125
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/21	1,155	1,178,243
City of Denton (GO)
2.000%, 02/15/22	6,180	6,272,567
4.000%, 02/15/22	1,900	1,958,104

174

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth (GO)
3.000%, 03/01/22	4,520	$4,627,305
4.000%, 03/01/22	1,380	1,424,137
City of Frisco (GO)
5.000%, 02/15/22	7,400	7,682,837
City of Houston (RN)
5.000%, 06/30/21	31,000	31,238,374
City of Houston (GO) Series A
5.000%, 03/01/22	10,000	10,403,968
City of McKinney (GO) Series A
5.000%, 08/15/21	1,310	1,328,037
5.000%, 08/15/22	1,300	1,381,497
City of Richardson (GO)
3.000%, 02/15/22	1,375	1,403,367
City of San Antonio (GO)
5.000%, 02/01/22	2,800	2,902,547
5.000%, 08/01/22	1,270	1,346,706
City of Temple TX Utility System Revenue (RB)
5.000%, 08/01/21	1,135	1,148,433
5.000%, 08/01/22	400	424,263
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	450	467,272
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/22	2,500	2,576,453
5.000%, 02/15/23	1,190	1,292,586
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	660	665,405
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,714,083
Dallas Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/24	5,690	6,443,298
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	6,700	6,754,866
3.000%, 08/15/22	2,000	2,074,467
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	320	323,518

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
4.000%, 08/15/22	440	$462,012
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	778,787
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	778,787
5.000%, 02/15/23	410	445,191
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series B
4.000%, 08/01/21	2,030	2,049,223
Gregory-Portland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	5,920	6,147,702
Harris County (GO) Series A
5.000%, 10/01/21	7,500	7,651,242
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	6,012,301
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,153,207
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,485	2,580,380
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,300	1,381,671
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	1,560	1,581,525
New Braunfels Independent School District (GO) (PSF-GTD)
5.000%, 02/01/22	3,705	3,839,557
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/21	780	792,441
5.000%, 09/01/22	600	638,919

175

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
North Texas Tollway Authority (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/21)	1,465	$1,488,123
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	3,000	3,049,787
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/21)	3,515	3,570,480
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,977,922
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	14,000	14,537,354
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	533,955
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/21	740	754,613
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	2,000	2,009,325
3.000%, 08/01/22	1,690	1,751,230
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,356,840
Texas State (RN)
4.000%, 08/26/21	51,000	51,627,274
Texas State (GO)
5.000%, 10/01/21	8,175	8,339,169
5.000%, 10/01/23	1,425	1,591,064
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/22)	7,500	7,833,571
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,160	5,389,497
5.000%, 10/01/21	4,780	4,875,991

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	7,000	$7,140,867
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/21	4,050	4,131,501
5.000%, 04/01/22	2,630	2,747,714
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/22	1,530	1,563,001
3.000%, 02/01/23	1,400	1,470,128

TOTAL TEXAS		310,461,867

UTAH — (1.3%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/22	2,775	2,926,979
Central Utah Water Conservancy District (GO) Series A
4.000%, 04/01/22	1,130	1,170,001
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,639,956
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/21	1,170	1,177,240
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/21	3,060	3,077,104
Utah State (GO)
5.000%, 07/01/21	2,820	2,842,005
5.000%, 07/01/22	11,690	12,355,758
Utah State (GO) Series B
5.000%, 07/01/21	980	987,647
5.000%, 07/01/23	2,500	2,762,892

TOTAL UTAH		31,939,582

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/22	2,900	3,077,034

VIRGINIA — (3.8%)
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	2,148,422

176

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CONTINUED

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/22	2,375	$2,451,727
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,743,066
City of Newport News (GO) (ST AID WITHHLDG) Series A
3.000%, 02/01/22	1,300	1,328,237
4.000%, 02/01/23	1,565	1,671,182
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	6,107,236
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/21	6,930	6,997,357
Commonwealth of Virginia (GO) (ETM) Series A
5.000%, 06/01/21	135	135,487
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/21	915	918,389
Commonwealth of Virginia (GO) Series B
5.000%, 06/01/21	6,985	7,010,872
Commonwealth of Virginia (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 06/01/21	120	120,432
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/21	13,525	13,575,095
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	13,625	14,374,619
¤ 5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/21)	7,315	7,461,593
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/21	2,980	3,015,492
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	3,015	3,118,371
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	13,090	13,243,633

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
University of Virginia (RB) Series B
5.000%, 08/01/21	5,410	$5,474,567
Virginia Commonwealth Transportation Board (RB)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/21)	4,000	4,005,998

TOTAL VIRGINIA		95,901,775

WASHINGTON — (4.1%)
City of Seattle (GO) Series A
5.000%, 08/01/21	7,345	7,432,115
5.000%, 08/01/22	2,700	2,864,125
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/21	2,410	2,428,727
5.000%, 07/01/22	2,055	2,171,539
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,809,814
5.000%, 10/01/21	11,130	11,353,046
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	780	804,934
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/21	395	406,076
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/21	4,700	4,832,903
King County (GO)
5.000%, 12/01/21	3,000	3,085,186
King County (GO) Series A
5.000%, 12/01/21	1,235	1,270,068
King County (GO) Series C
5.000%, 01/01/22	4,700	4,852,795
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/21	1,420	1,451,909
4.000%, 12/01/22	1,685	1,788,393
King County Sewer Revenue (RB) Series A
5.000%, 01/01/22	2,090	2,157,945

177

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	1,095	$1,119,606
Pierce County (GO) Series A
5.000%, 07/01/21	1,530	1,541,889
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/21	850	869,100
4.000%, 12/01/22	800	849,089
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	500	514,168
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,112,164
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,295,453
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,118,604
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	1,517,828
Washington State (GO) Series D
5.000%, 07/01/22	4,485	4,739,885
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/22)	3,185	3,300,915
Washington State (GO) Series E
5.000%, 06/01/22	1,620	1,705,446
Washington State (GO) Series F
5.000%, 06/01/22	4,200	4,421,527
Washington State (GO) Series R-2017A
5.000%, 08/01/21	3,060	3,096,369
5.000%, 08/01/22	2,500	2,652,292
Washington State (GO) Series R-2020D
5.000%, 07/01/21	4,000	4,031,147

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	$2,802,166

TOTAL WASHINGTON		102,397,223

WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	9,655,114

WISCONSIN — (2.8%)
City of Madison (GO) Series A
4.000%, 10/01/21	10,870	11,043,470
City of Waukesha (GO) Series B
2.000%, 10/01/22	275	282,233
DeForest Area School District (GO)
5.000%, 04/01/22	1,000	1,044,100
Janesville School District (GO)
2.000%, 03/01/22	2,000	2,031,328
3.000%, 03/01/23	925	973,201
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/22	12,750	12,950,782
Waukesha WIS (GO) Series C
5.000%, 10/01/23	200	223,153
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,308,951
5.000%, 11/01/22	4,250	4,560,994
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,890	4,078,481
Wisconsin State (GO) Series A
5.000%, 05/01/21	7,540	7,540,000
5.000%, 05/01/22	8,545	8,961,661

178

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CONTINUED

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series B
5.000%, 05/01/21	9,655	$9,655,000

TOTAL WISCONSIN		69,653,354

TOTAL MUNICIPAL BONDS		2,466,499,066

TOTAL INVESTMENT SECURITIES (Cost $2,494,542,699)		2,497,333,710

TOTAL INVESTMENTS — (100.0%) (Cost $2,494,542,699)		$2,497,333,710

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,466,499,066	—	$2,466,499,066
Certificates of Deposit	—	30,834,644	—	30,834,644

TOTAL	—	$2,497,333,710	—	$2,497,333,710

See accompanying Notes to Financial Statements.

179

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$252,965
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,456,706
City of Birmingham Water Works Board (The) (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,488,795

TOTAL ALABAMA		5,198,466

ALASKA — (0.4%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	3,905,817
5.000%, 09/01/23	200	222,238
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,189,706

TOTAL ALASKA		7,317,761

ARIZONA — (0.5%)
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,503,662
City of Tucson (GO) Series A
5.000%, 07/01/24	700	804,561
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,921,113
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	287,087
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,412,634
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,735,461

TOTAL ARIZONA		10,664,518

	Face
	Amount^	Value†
	(000)
ARKANSAS — (0.5%)
Arkansas State (GO)
5.000%, 06/15/21	3,750	$3,771,004
5.000%, 04/01/22	2,800	2,924,796
4.250%, 06/01/23	3,325	3,603,471

TOTAL ARKANSAS		10,299,271

CALIFORNIA — (2.0%)
California State (GO)
5.000%, 11/01/24	1,175	1,369,363
5.000%, 08/01/25	4,915	5,883,491
5.000%, 11/01/25	1,985	2,396,295
5.000%, 08/01/26	8,200	10,123,946
3.500%, 08/01/27	800	939,271
5.000%, 11/01/27	5,580	7,107,858
5.000%, 04/01/29	2,000	2,626,357
California State (GO) Series B
5.000%, 09/01/21	250	253,996
5.000%, 09/01/25	9,000	10,804,057
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	474,921

TOTAL CALIFORNIA		41,979,555

COLORADO — (1.5%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	436,993
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,469,746
City & County of Denver (GO) Series C
5.000%, 08/01/23	1,830	2,029,121
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,682,837
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,830	2,053,062

180

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CONTINUED

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	$14,228,918
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,563,694
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,649,697
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,871,094

TOTAL COLORADO		31,985,162

CONNECTICUT — (0.6%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,398,293
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,630,183
Town of Greenwich (GO) Series A
5.000%, 01/15/24	6,000	6,782,259
5.000%, 01/15/25	2,925	3,430,630

TOTAL CONNECTICUT		13,241,365

DELAWARE — (0.7%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,263,063
5.000%, 02/01/29	5,000	6,573,767
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,467,101
5.000%, 10/01/23	1,290	1,440,331
Delaware State (GO) Series B
5.000%, 07/01/24	470	540,527
New Castle County (GO)
5.000%, 10/01/23	1,000	1,116,536
New Castle County (GO) Series B
5.000%, 07/15/22	700	741,116

TOTAL DELAWARE		15,142,441

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (1.9%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	$2,202,506
5.000%, 06/01/24	1,485	1,703,965
5.000%, 06/01/25	1,500	1,784,611
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	14,872,419
5.000%, 06/01/25	4,500	5,353,831
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,280,353
5.000%, 07/01/27	8,100	10,179,720

TOTAL DISTRICT OF COLUMBIA		40,377,405

FLORIDA — (3.2%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,793,800
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,188,603
Florida State (GO)
5.000%, 07/01/24	5,000	5,753,704
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,431,629
5.000%, 06/01/24	1,400	1,605,034
5.000%, 06/01/25	6,500	7,724,583
Florida State (GO) Series B
5.000%, 06/01/23	350	385,438
5.000%, 06/01/24	9,740	11,166,454
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,708,770
5.000%, 06/01/27	2,000	2,524,440
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,052,856
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,286,476
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,651,794
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,481,137
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,871,441

181

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CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	$2,425,082
School District of Broward County (GO)
5.000%, 07/01/24	3,670	4,215,690
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,415,699

TOTAL FLORIDA		68,682,630

GEORGIA — (3.4%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,556,382
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,303,651
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,651,035
5.000%, 07/01/27	6,090	7,712,380
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	12,062,787
5.000%, 07/01/26	9,200	11,335,465
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,789,741
5.000%, 12/01/26	3,000	3,742,146
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,573,338
5.000%, 01/01/27	2,000	2,498,196
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,697,672
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	2,005,133
Henry County (GO)
5.000%, 05/01/24	1,200	1,370,621
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,890,117

TOTAL GEORGIA		73,188,664

	Face
	Amount^	Value†
	(000)
HAWAII — (2.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	$223,204
5.000%, 10/01/24	6,870	7,966,716
5.000%, 10/01/25	4,925	5,912,123
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	775,596
5.000%, 07/01/25	845	1,005,911
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	873,835
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,402,512
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,960,330
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,738,348
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,967,115
Hawaii State (GO) Series FT
5.000%, 01/01/27	10,000	12,427,862
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	6,038,430
Maui County (GO)
5.000%, 03/01/24	880	997,737

TOTAL HAWAII		46,289,719

ILLINOIS — (0.3%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,326,221
5.000%, 12/01/25	1,180	1,417,134
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,891,327

TOTAL ILLINOIS		6,634,682

IOWA — (0.1%)
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,462,017

KANSAS — (0.8%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	533,374
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,346,759
5.000%, 09/01/24	2,440	2,822,699

182

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CONTINUED

	Face
	Amount^	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	$496,744
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,867,021
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,301,947
5.000%, 09/01/27	1,500	1,892,023
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,351,276

TOTAL KANSAS		17,611,843

KENTUCKY — (0.8%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	5,645	6,079,263
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,387,558
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,240,127

TOTAL KENTUCKY		17,706,948

LOUISIANA — (0.7%)
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,261,295
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,508,415

TOTAL LOUISIANA		15,769,710

MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,518,997

MARYLAND — (10.0%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,585,311
5.000%, 04/01/23	1,165	1,273,335
5.000%, 10/01/24	6,880	7,985,955
Baltimore County (GO)
5.000%, 08/01/21	1,980	2,003,484

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 02/01/22	2,100	$2,176,428
5.000%, 08/01/22	400	424,315
3.000%, 11/01/24	1,000	1,092,621
5.000%, 03/01/27	5,000	6,261,774
5.000%, 11/01/27	2,175	2,772,122
5.000%, 03/01/28	4,000	5,143,291
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,689,076
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	2,554,986
5.000%, 10/15/22	8,060	8,632,227
5.000%, 10/15/23	2,640	2,948,936
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	5,993,639
Harford County (GO)
4.000%, 10/01/24	2,650	2,986,123
Howard County (GO) Series A
5.000%, 08/15/24	2,085	2,408,800
5.000%, 02/15/25	3,900	4,587,546
5.000%, 02/15/28	1,220	1,566,961
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,825,095
Maryland State (GO) Series 1
5.000%, 06/01/23	5,000	5,505,162
Maryland State (GO) Series A
5.000%, 08/01/25	3,525	4,209,717
5.000%, 03/15/26	8,155	9,929,999
5.000%, 08/01/27	7,000	8,864,750
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,317,097
5.000%, 08/01/27	5,945	7,528,706
5.000%, 08/01/28	4,000	5,190,805
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,191,821
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,829,041
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,275,407
4.000%, 11/01/26	9,500	11,296,026
Prince County George’s (GO) Series A
5.000%, 07/15/24	230	264,897
5.000%, 07/15/25	17,780	21,218,126

183

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CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
4.000%, 07/01/26	2,000	$2,360,109
3.000%, 09/15/27	10,950	12,503,712
Prince County George’s (GO) Series B
4.000%, 03/01/22	2,480	2,559,948
State of Maryland Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,086,770
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	11,288,237
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,018,890

TOTAL MARYLAND		212,351,245

MASSACHUSETTS — (4.1%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	8,759,297
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,910,655
5.000%, 04/01/24	3,000	3,417,237
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,425,568
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,721,178
5.000%, 06/15/25	1,565	1,860,186
City of Quincy (GO)
5.000%, 01/15/24	635	717,053
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	162,577
City of Woburn (GO)
4.000%, 09/01/22	350	368,117
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,062,445
5.000%, 07/01/28	5,725	7,410,500
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,025,182
5.000%, 04/01/23	10,000	10,931,930
5.000%, 08/01/24	1,500	1,728,879
5.000%, 04/01/26	4,000	4,875,287
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,085,735
5.000%, 11/01/27	9,000	11,464,287

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	$4,308,244
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	3,975,790
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,518,579
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,182,362
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,314,456
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,277,472
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,160,656
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,815,901

TOTAL MASSACHUSETTS		86,479,573

MICHIGAN — (0.4%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,510,717
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	518,916
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,367,333
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,001,532
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,074,734

TOTAL MICHIGAN		7,473,232

MINNESOTA — (3.4%)
City of Minneapolis (GO)
3.000%, 12/01/23	4,000	4,288,140

184

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CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	$864,098
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,708,678
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	5,066,699
5.000%, 12/01/27	5,800	7,416,338
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,144,658
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,194,591
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,574,333
5.000%, 03/01/26	700	852,445
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	6,349,494
5.000%, 08/01/28	6,130	7,980,000
Minnesota State (GO) Series B
2.000%, 08/01/24	5,000	5,284,131
Minnesota State (GO) Series D
5.000%, 08/01/24	500	577,172
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,266,485
Minnesota State (GO) (ETM) Series B
5.000%, 10/01/21	4,660	4,753,387
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,236,361
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,266,653

TOTAL MINNESOTA		71,823,663

	Face
	Amount^	Value†
	(000)
MISSISSIPPI — (0.9%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	$11,573,399
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	7,937,007

TOTAL MISSISSIPPI		19,510,406

MISSOURI — (1.6%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,678,606
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,182,979
5.000%, 02/01/23	3,955	4,287,061
3.000%, 02/01/25	4,215	4,626,429
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,220,038
5.000%, 03/01/24	4,100	4,653,531
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,702,511
Metropolitan State Louis Sewer District (RB) Series B
5.000%, 05/01/24	2,090	2,388,514
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,705,126
Saint Louis County (GO)
5.000%, 02/01/24	2,680	3,026,981
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,422,793

TOTAL MISSOURI		33,894,569

MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	618,756

NEBRASKA — (0.3%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	831,483
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,738,828

185

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	Face
	Amount^	Value†
	(000)
NEBRASKA — (Continued)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	$2,684,849
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	738,860

TOTAL NEBRASKA		5,994,020

NEVADA — (0.6%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	491,804
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,205,539
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	3,232,060
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,845	3,260,713
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,960,475

TOTAL NEVADA		12,150,591

NEW HAMPSHIRE — (0.2%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,717,343
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	3,308,434

TOTAL NEW HAMPSHIRE		5,025,777

NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,287,397
3.000%, 02/01/27	3,035	3,438,806
3.000%, 02/01/28	4,560	5,212,996
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,898,956
Monmouth County (GO)
5.000%, 01/15/24	970	1,094,779
Montville Township (GO)
3.000%, 10/01/25	505	560,966
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,108,063

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	$358,103
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/22	4,100	4,195,925
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	46,031
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,370,542

TOTAL NEW JERSEY		23,572,564

NEW MEXICO — (0.6%)
City of Albuquerque (GO) Series A
5.000%, 07/01/24	1,300	1,492,852
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,441,781
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,523,135
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,056,589
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,303,769

TOTAL NEW MEXICO		12,818,126

NEW YORK — (4.9%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,435,453
5.000%, 08/01/26	7,015	8,603,743
City of New York (GO) Series B
5.000%, 08/01/21	450	455,326
5.000%, 08/01/22	600	636,395
City of New York (GO) Series B-1
5.000%, 12/01/22	2,240	2,410,839
City of New York (GO) Series C
5.000%, 08/01/22	1,500	1,590,987
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,118,994

186

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	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/21	3,975	$4,022,047
5.000%, 08/01/23	9,725	10,762,296
5.000%, 08/01/26	2,500	3,066,195
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,060,658
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,199,217
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	1,504,016
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/22	8,605	9,281,841
5.000%, 03/15/23	2,700	2,944,171
5.000%, 02/15/25	4,055	4,757,402
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	10,200	10,589,034
5.000%, 02/15/24	4,900	5,546,298
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,579,704
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,172,790
5.000%, 02/15/24	9,950	11,262,381
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/28	2,505	3,199,889
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,302,764
5.000%, 03/15/25	3,440	4,047,428
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	332,021
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,543,494
Town of Huntington (GO)
2.000%, 12/01/23	100	104,452
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,509,648

TOTAL NEW YORK		104,039,483

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (6.2%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	$2,866,964
4.000%, 06/01/25	3,510	4,030,890
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,640,649
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,579,266
Guilford County (GO)
5.000%, 03/01/24	2,300	2,611,217
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,865,509
Guilford County (GO) Series B
5.000%, 05/01/24	6,600	7,542,675
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,892,871
Moore County (GO)
5.000%, 06/01/22	2,740	2,884,520
New Hanover County (GO)
5.000%, 02/01/23	250	271,219
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	9,700	10,075,208
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,502,975
5.000%, 06/01/25	10,000	11,883,974
5.000%, 06/01/26	5,000	6,139,347
5.000%, 06/01/28	5,035	6,524,898
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,531,651
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,396,853
Wake County (GO)
5.000%, 04/01/25	4,000	4,726,305
Wake County (GO) Series A
5.000%, 03/01/24	5,000	5,676,558
5.000%, 03/01/28	2,000	2,576,264
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,353,117
5.000%, 03/01/25	5,000	5,890,778
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,405,935

TOTAL NORTH CAROLINA		132,869,643

187

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	Face
	Amount^	Value†
	(000)
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	$3,835,774

OHIO — (4.8%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,703,504
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,333,005
5.000%, 07/01/26	4,260	5,243,918
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,415,483
City of Columbus (GO) Series A
3.000%, 07/01/21	470	472,172
3.000%, 07/01/22	700	723,577
2.000%, 08/15/22	6,160	6,310,541
5.000%, 04/01/23	750	820,046
4.000%, 07/01/23	4,995	5,410,359
4.000%, 04/01/27	8,800	10,530,149
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,440,382
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	205,561
Ohio State (GO) Series A
3.000%, 02/01/22	500	510,823
5.000%, 08/01/22	3,000	3,182,750
5.000%, 09/15/22	750	800,182
5.000%, 06/15/24	800	917,962
5.000%, 03/01/25	3,525	4,150,050
5.000%, 09/01/25	5,550	6,646,626
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,205,244
5.000%, 08/01/23	4,025	4,461,997
5.000%, 09/15/23	1,980	2,206,160
5.000%, 08/01/24	2,970	3,424,224
5.000%, 09/01/24	2,665	3,082,027
5.000%, 09/01/27	625	792,762
5.000%, 09/15/27	1,500	1,904,489
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,017,896
5.000%, 08/01/27	6,880	8,707,969
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,573,249
Ohio State (GO) Series W
4.000%, 05/01/24	785	873,223

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
4.000%, 05/01/25	785	$898,433
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,579,524
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	4,064,850

TOTAL OHIO		102,609,137

OKLAHOMA — (0.9%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,070,710
City of Tulsa (GO)
5.000%, 03/01/24	10,050	11,394,610
5.000%, 03/01/26	6,250	7,577,778

TOTAL OKLAHOMA		20,043,098

OREGON — (2.5%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	784,172
City of Portland (GO) Series A
5.000%, 06/15/24	400	459,250
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	781,395
5.000%, 06/15/26	1,550	1,900,128
City of Salem (GO)
5.000%, 06/01/25	530	630,800
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	1,000	1,147,915
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,281,260
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,903,579
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,696,285

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	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	$1,425,258
Oregon State (GO)
5.000%, 06/01/24	500	573,227
Oregon State (GO)
5.000%, 12/01/24	2,290	2,675,990
Oregon State (GO) Series A
5.000%, 05/01/21	200	200,000
5.000%, 05/01/24	3,545	4,051,331
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,866,589
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,481,015
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,345,039
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	1,000	1,147,915
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	3,003,434
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,636,818
Washington County (GO)
5.000%, 03/01/24	2,400	2,722,559
5.000%, 03/01/25	5,100	5,997,934
5.000%, 03/01/26	300	363,893
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,198,391
5.000%, 06/01/25	1,395	1,659,688

TOTAL OREGON		52,933,865

PENNSYLVANIA — (1.7%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,568,216

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	11,260	$11,759,742
5.000%, 07/01/22	2,000	2,112,938
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,760,556
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,792,629
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	232,303
5.000%, 03/01/25	540	634,625

TOTAL PENNSYLVANIA		36,861,009

RHODE ISLAND — (0.1%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,702,564
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	726,639

TOTAL RHODE ISLAND		2,429,203

SOUTH CAROLINA — (1.8%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,287,889
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,287,489
Charleston County (GO)
5.000%, 11/01/23	1,000	1,120,114
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,129,030
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	3,987,604
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,642,975
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	386,411
Clemson University (RB)
3.000%, 05/01/21	350	350,000

189

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	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	$1,684,164
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	3,960,948
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,324,599
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,140,947
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,660,380

TOTAL SOUTH CAROLINA		37,962,550

SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,492,712

TENNESSEE — (3.4%)
City of Johnson City (GO)
5.000%, 03/01/24	2,555	2,898,391
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	1,961,704
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,289,858
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	671,938
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,661,359
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,659,166
Knox County (GO)
5.000%, 04/01/24	3,440	3,913,042
Knox County (GO) Series A
5.000%, 08/01/23	1,300	1,439,901

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	$1,056,469
5.000%, 01/01/26	5,840	7,061,889
5.000%, 07/01/27	3,510	4,425,684
4.000%, 07/01/28	10,000	12,217,673
Putnam County (GO)
4.000%, 04/01/23	975	1,045,532
Sumner County (GO)
5.000%, 06/01/21	110	110,404
5.000%, 12/01/23	3,395	3,812,943
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,717,081
5.000%, 02/01/27	7,720	9,670,719
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,195,646
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,607,765
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,362,915
Williamson County (GO) Series A
4.000%, 05/01/22	300	311,594

TOTAL TENNESSEE		72,091,673

TEXAS — (14.6%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,573,672
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,131,195
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,695,570
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	865,230
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,516,999

190

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	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	$1,133,287
City of Amarillo (GO)
2.000%, 02/15/24	4,900	5,127,507
4.000%, 02/15/24	1,555	1,713,217
2.000%, 02/15/25	5,015	5,308,746
4.000%, 02/15/25	1,620	1,836,239
City of Austin (GO)
5.000%, 09/01/24	1,215	1,405,565
City of Celina (GO)
4.125%, 09/01/24	2,325	2,617,402
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	787,800
City of Denton (GO)
4.000%, 02/15/22	2,510	2,586,759
3.000%, 02/15/24	3,615	3,882,830
4.000%, 02/15/25	3,790	4,295,893
City of Fort Worth (GO)
Series A
5.000%, 03/01/24	1,240	1,404,397
5.000%, 03/01/25	5,000	5,869,897
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	8,941,159
5.000%, 02/15/25	9,470	11,116,046
City of Houston (GO)
Series A
5.000%, 03/01/22	5,890	6,127,937
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,085,269
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,143,969
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,584,277
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	576,118
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,679,734
5.000%, 02/15/25	2,175	2,553,949
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,743,424

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	$358,359
4.000%, 08/15/24	410	459,282
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,616,064
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	577,650
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,154,232
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	674,172
4.000%, 08/15/24	500	560,799
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,142,448
5.000%, 02/15/24	3,000	3,397,169
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,310,600
Galveston County (GO)
5.000%, 02/01/22	1,000	1,036,394
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,131,494
Harris County (GO) Series A
5.000%, 10/01/23	2,900	3,236,462
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,502,249
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,064,172
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,231,612
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,132,689

191

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/26	7,020	$8,525,321
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	8,356,751
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,756,056
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,306,333
Mansfield Independent School District (GO) (PSF-GTD) (ETM) Series A
5.000%, 02/15/22	895	929,280
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	333,581
5.000%, 09/01/24	5,715	6,605,177
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,928,504
5.000%, 08/15/25	1,880	2,247,222
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,854,598
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,918,894
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,865,639
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,745,105
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,466,156
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	395,823

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	$5,344,056
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,718,527
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,110,326
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,006,011
¤ 5.000%, 05/15/30
(Pre-refunded @
$100, 5/15/23)	10,370	11,382,626
Texas State (GO)
5.000%, 04/01/23	5,000	5,468,994
5.000%, 10/01/23	15,345	17,133,243
5.000%, 10/01/26	2,845	3,521,323
Texas State (GO) Series A
5.000%, 10/01/23	2,690	3,003,482
5.000%, 04/01/25	1,000	1,179,865
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	17,422,143
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	12,028,615
5.250%, 04/01/26	300	369,444
5.000%, 10/01/26	4,340	5,371,719
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,982,529
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,134,015
University of Texas System (The) (RB) Series D
5.000%, 08/15/26	2,000	2,465,045
University of Texas System (The) (RB) Series E
5.000%, 08/15/26	4,835	5,959,246
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	2,500	2,985,974
5.000%, 08/15/26	1,500	1,848,784

192

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	$562,684
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	7,017,136

TOTAL TEXAS		311,140,161

UTAH — (2.3%)
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,228,988
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,363,962
Utah State (GO)
5.000%, 07/01/22	11,285	11,927,693
5.000%, 07/01/24	12,350	14,215,879
5.000%, 07/01/25	1,000	1,193,169
5.000%, 07/01/26	4,450	5,477,802
5.000%, 07/01/27	6,100	7,716,607
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,162,594
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,645,753

TOTAL UTAH		48,932,447

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,410,171
5.000%, 08/15/24	1,000	1,152,763
Vermont State (GO) Series C
4.000%, 08/15/23	225	244,713

TOTAL VERMONT		2,807,647

VIRGINIA — (5.0%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,188,872
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,402,083
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	4,005,917

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	$3,047,851
5.000%, 09/01/22	2,050	2,182,972
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,126,874
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,776,583
5.000%, 07/15/24	3,170	3,653,167
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,481,859
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,107,865
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,389,473
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,171,224
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	3,013,950
5.000%, 02/01/25	2,590	3,040,395
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,192,448
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,581,016
5.000%, 06/01/25	500	594,422
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	11,014,731
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,336,377
5.000%, 10/01/24	5,000	5,813,019
5.000%, 10/01/26	1,000	1,243,157
5.000%, 10/01/27	1,000	1,278,339
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,129,894
5.000%, 08/01/28	2,905	3,774,573

193

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CONTINUED

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	$3,962,290
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,908,730
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	4,000	4,672,659
5.000%, 12/01/25	500	604,007
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	4,014,367
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	4,420	4,471,876
University of Virginia (RB) Series B
5.000%, 08/01/21	1,830	1,851,841

TOTAL VIRGINIA		107,032,831

WASHINGTON — (6.1%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,331,658
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,066,172
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,144,940
5.000%, 07/01/25	900	1,066,059
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	378,913
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	10,602,955
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	326,316
5.000%, 07/01/24	2,265	2,601,008
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	13,061,923

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	$6,389,186
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	303,336
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,022,295
4.000%, 12/01/22	2,630	2,787,936
County of Kitsap WA (GO)
5.000%, 06/01/21	200	200,736
King County (GO) Series A
5.000%, 06/01/28	3,555	4,592,761
5.000%, 06/01/29	2,050	2,706,882
King County (GO) Series E
5.000%, 12/01/25	955	1,151,724
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,233,273
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,381,575
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,930,869
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,022,647
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	3,222,496
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,601,783
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,823,974
Spokane County (GO)
5.000%, 12/01/22	1,025	1,104,022
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	154,250

194

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	$436,993
University of Washington (RB) (ETM) Series A
5.000%, 07/01/22	6,505	6,873,114
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	227,674
Washington State (GO) Series A
5.000%, 08/01/23	750	831,249
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,379,658
5.000%, 07/01/25	1,500	1,785,640
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,627,041
5.000%, 02/01/26	2,640	3,203,619
Washington State (GO) Series D
5.000%, 07/01/23	3,800	4,196,980
5.000%, 06/01/25	1,500	1,781,254
5.000%, 06/01/27	3,000	3,780,535
Washington State (GO) Series E
5.000%, 02/01/23	1,940	2,104,306
Washington State (GO) Series F
5.000%, 06/01/24	5,575	6,389,623
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,619,989
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,341,084
Washington State (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,679,338
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,865,639

TOTAL WASHINGTON		129,333,425

	Face
	Amount^	Value†
	(000)
WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	$561,139

WISCONSIN — (2.1%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,478,945
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	475,272
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	2,051,547
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,342,794
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,870,970
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,337,574
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	9,343,161
5.000%, 05/01/24	7,720	8,812,678
5.000%, 05/01/25	7,885	9,329,765
Wisconsin State (GO) Series B
5.000%, 05/01/25	3,200	3,786,335

TOTAL WISCONSIN		44,829,041

TOTAL MUNICIPAL BONDS Cost ($2,050,296,839)		2,131,588,514

TOTAL INVESTMENTS — (100.0%) (Cost $2,050,296,839)		$2,131,588,514

195

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,131,588,514	—	$2,131,588,514

TOTAL	—	$2,131,588,514	—	$2,131,588,514

See accompanying Notes to Financial Statements.

196

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile
3.000%, 02/01/30	300	$316,441
UAB Medicine Finance Authority (RB) Series B2
5.000%, 09/01/30	200	243,878
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	292,977

TOTAL ALABAMA		853,296

ALASKA — (1.5%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	307,728
Alaska Municipal Bond Bank Authority (RB) (MORAL OBLG) Series 3
5.000%, 10/01/29	165	190,089
Alaska State (GO) Series A
5.000%, 08/01/36	250	328,303
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	265	308,777
Municipality of Anchorage (GO) Series B
5.000%, 09/01/22	1,195	1,271,851
State of Alaska (GO) Series B
5.000%, 08/01/30	500	588,797

TOTAL ALASKA		2,995,545

ARIZONA — (0.5%)
Apache County Industrial Development Authority (RB) Series A
4.500%, 03/01/30	115	117,846
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	200	214,233

	Face
	Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	$454,134
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	150	190,571

TOTAL ARIZONA		976,784

ARKANSAS — (0.3%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	258,080
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	258,616

TOTAL ARKANSAS		516,696

CALIFORNIA — (2.2%)
Alameda Corridor Transportation Authority (RB) Series A
5.000%, 10/01/22	300	319,624
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	323,659
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	150	168,687
City of El Cerrito (RB) (NPFGC )
5.000%, 05/01/29	250	301,864
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	250	297,954
Contra Costa County Schools Pooled Notes (RB) Series A
2.000%, 12/01/21	150	151,392

197

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Hesperia Community Redevelopment Agency Successor Agency (AGM) Series A
3.375%, 09/01/37	500	$551,899
Imperial Beach Redevelopment Agency Successor Agency
4.000%, 06/01/38	260	306,273
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	354,329
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	198,821
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/27	380	462,869
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/23	300	330,929
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	250,947
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	210	221,117
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	114,834

TOTAL CALIFORNIA		4,355,198

COLORADO — (1.5%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	150	185,797
Colorado Health Facilities Authority (RB) Series A-
4.000%, 08/01/37	300	347,105
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	350	444,956
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	261,536
5.000%, 09/01/36	300	390,075

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	200	$256,324
Regional Transportation District (COP)
5.000%, 06/01/29	300	345,453
Sand Creek Metropolitan District (GO) (AGM) Series A
4.000%, 12/01/24	250	278,793
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	200	255,366
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	132,895

TOTAL COLORADO		2,898,300

CONNECTICUT — (1.7%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	300	383,828
Connecticut State (GO) Series A
4.000%, 04/15/38	500	587,781
Connecticut State (GO) Series B
5.000%, 06/15/26	390	461,402
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	307,269
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	643,457
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 05/01/35	500	662,778
Metropolitan District (The) (GO) Series A
3.000%, 08/01/27	275	295,701

TOTAL CONNECTICUT		3,342,216

DELAWARE — (0.1%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/29	100	130,168

198

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (0.5%)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	250	$311,616
Washington Convention & Sports Authority Series A
5.000%, 10/01/29	250	325,223
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	309,168

TOTAL DISTRICT OF COLUMBIA		946,007

FLORIDA — (11.0%)
Brevard County School District (COP)
5.000%, 07/01/27	275	313,087
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	310,159
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	282,675
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,500	1,795,557
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	322,739
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	900	1,042,676
5.000%, 10/01/25	1,285	1,538,816
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,231,718
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	990,278
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	535	640,157
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	250	292,747

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series A
5.000%, 07/01/24	1,200	$1,380,889
Greater Orlando Aviation Authority (RB) Series B
5.000%, 10/01/36	445	532,368
Hillsborough County School Board (COP)
5.000%, 07/01/30	500	629,964
Miami Beach Redev. Agency
5.000%, 02/01/29	325	364,034
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	300	362,552
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	463,302
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	360,123
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,663,620
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	297,090
Pasco County (GO) Series A
5.000%, 10/01/24	570	659,729
5.000%, 10/01/25	570	680,934
Polk County School District (COP) Series A
5.000%, 01/01/28	450	563,615
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/37	400	497,308
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	350	423,083
School Board of Miami-Dade County (The) (COP) Series A
5.000%, 05/01/31	250	290,513
School Board of Miami-Dade County (The) (COP) Series D
5.000%, 02/01/29	440	522,767
5.000%, 11/01/30	335	384,103

199

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
South Florida Water Management District
3.000%, 10/01/31	400	$428,552
State of Florida (GO) Series C
5.000%, 06/01/25	1,355	1,489,514
Town of Longboat Key (GO)
5.000%, 08/01/24	275	316,190
Volusia County School Board (COP)
5.000%, 08/01/28	250	285,701
West Palm Beach Community Redevelopment Agency
5.000%, 03/01/28	250	295,852

TOTAL FLORIDA		21,652,412

GEORGIA — (1.0%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (The) (RB)
5.000%, 03/01/29	250	304,083
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	323,968
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	478,585
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	504,559
Dev. Authority of Cobb County (The) (RB)
4.000%, 07/15/24	195	216,003
Municipal Electric Authority of Georgia (RB)
5.000%, 11/01/27	100	125,431

TOTAL GEORGIA		1,952,629

HAWAII — (0.7%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	412,319
4.000%, 07/01/39	250	300,078
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	569,035

TOTAL HAWAII		1,281,432

	Face
	Amount^	Value†
	(000)
IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	200	$242,757

ILLINOIS — (5.5%)
Chicago O’Hare International Airport (RB)
5.000%, 01/01/33	290	333,933
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	250	324,711
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/27	265	284,787
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,200,961
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	119,137
Cook County School District No. 88 Bellwood (GO) (BAM) Series A
4.000%, 12/01/22	375	396,296
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	431,391
DuPage & Cook Counties Township High School District No. 86 Hinsdale (GO)
5.000%, 01/15/25	500	584,016
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	500	603,348
Illinois Finance Authority (RB)
¤ 5.000%, 08/01/27	250	287,963
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	320	425,303
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	290,937
Joliet Park District (GO) (BAM)
4.000%, 02/01/22	150	154,006

200

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	$266,341
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	576,480
Lake County Forest Preserve District (GO)
5.000%, 12/15/23	1,500	1,687,720
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	162,791
5.000%, 03/01/29	350	406,113
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	998,024
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	500	587,201
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 1/1/26)	25	30,122
5.000%, 01/01/27	510	611,487

TOTAL ILLINOIS		10,763,068

INDIANA — (1.3%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	315,939
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	314,977
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	515,270
Indiana State University (RB) Series T
4.000%, 10/01/39	110	131,150
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	500	566,787
5.000%, 01/15/29	300	323,448

	Face
	Amount^	Value†
	(000)
INDIANA — (Continued)
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	$432,966

TOTAL INDIANA		2,600,537

IOWA — (1.9%)
City of Davenport (GO) Series B
5.000%, 06/01/22	1,320	1,389,328
Pottawattamie County (GO) Series A
3.000%, 06/01/22	750	772,786
Sioux City IA (GO) Series C
5.000%, 06/01/25	1,350	1,592,311

TOTAL IOWA		3,754,425

KENTUCKY — (0.8%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	310,562
Kentucky Bond Dev. Corp. (RB)
5.000%, 09/01/24	250	285,718
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	500	639,470
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	400,504

TOTAL KENTUCKY		1,636,254

LOUISIANA — (0.7%)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	124,817
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	356,967
Lafourche Parish School Board (GO)
5.000%, 03/01/28	500	629,993
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	325,893

TOTAL LOUISIANA		1,437,670

201

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	$246,817

MASSACHUSETTS — (1.3%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	322,062
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	469,548
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	393,887
Massachusetts Development Finance Agency (RB)
5.000%, 01/01/24	230	258,993
Massachusetts Development Finance Agency (RB) Series H
5.000%, 01/01/24	70	78,128
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	481,802
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	563,974

TOTAL MASSACHUSETTS		2,568,394

MICHIGAN — (1.0%)
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	283,351
Farmington Public School District (GO)
3.375%, 05/01/34	250	279,768
Ferris State University (RB)
5.000%, 10/01/27	400	485,897
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	628,286
Michigan Finance Authority (RB)
4.000%, 11/15/35	200	227,025

TOTAL MICHIGAN		1,904,327

	Face
	Amount^	Value†
	(000)
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	$246,717

MISSISSIPPI — (0.5%)
City of Jackson (GO)
5.000%, 03/01/24	350	395,766
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	288,939
Mississippi State (RB) Series A
5.000%, 10/15/23	250	277,499

TOTAL MISSISSIPPI		962,204

MISSOURI — (1.6%)
City of State Charles Series B
3.000%, 02/01/37	440	479,662
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/29	350	451,705
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/28	355	403,118
4.000%, 07/01/34	500	617,130
Jefferson City School District (COP)
4.000%, 04/01/24	200	219,810
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	153,443
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/33	450	582,032
Missouri Dev. Finance Board (RB) Series A
5.000%, 06/01/26	250	273,177

TOTAL MISSOURI		3,180,077

NEBRASKA — (0.3%)
Public Power Generation Agency (RB)
5.000%, 01/01/28	165	190,502

202

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEBRASKA — (Continued)
5.000%, 01/01/29	400	$461,566

TOTAL NEBRASKA		652,068

NEVADA — (4.8%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	515	663,288
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	483,302
5.000%, 07/01/40	500	628,968
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,266,547
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	309,314
Clark County School District (GO) Series A
5.000%, 06/15/28	300	368,790
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	469,148
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,466,595
Nevada System of Higher Education (RB)
3.000%, 07/01/32	250	266,912
Washoe County NV (GO)
5.000%, 07/01/24	735	842,782
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,769,981

TOTAL NEVADA		9,535,627

NEW JERSEY — (2.9%)
City of Newark (GO) (BAN) Series B
1.750%, 02/22/22	225	227,632
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	557,084
County of Atlantic NJ (GO)
3.000%, 04/01/28	555	601,132
Gloucester County Improvement Authority (The) (RB) (BAM)
5.000%, 07/01/32	145	189,095

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	$384,150
New Jersey Educational Facilities Authority (RB) (AGM)
5.000%, 07/01/28	100	124,011
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	365,240
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	300	333,414
4.000%, 06/01/30	800	933,073
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/30	365	414,935
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	765	820,138
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	835,163

TOTAL NEW JERSEY		5,785,067

NEW YORK — (1.8%)
City of New York (GO) Series B-
5.000%, 12/01/29	500	613,495
City of Syracuse (GO) Series A
4.000%, 05/15/29	450	516,900
City of Yonkers (GO) Series A
4.000%, 02/15/23	125	133,160
Monroe County Industrial Dev. Corp. (RB)
5.000%, 07/01/27	150	184,049
5.000%, 12/01/28	250	317,389
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	555,402
New York State Dormitory Authority (RB)
5.000%, 07/01/23	280	307,395

203

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	400	$462,794
Port Authority of New York & New Jersey (RB) Series 205
5.000%, 11/15/28	300	380,612

TOTAL NEW YORK		3,471,196

NORTH CAROLINA — (0.4%)
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	350	420,124
University of North Carolina at Greensboro (RB)
5.000%, 04/01/27	250	282,585

TOTAL NORTH CAROLINA		702,709

OHIO — (1.7%)
Akron OH Income Tax Revenue Akrgen (RB)
5.000%, 12/01/26	395	455,618
Allen County Hospital Facilities Revenue (RB) Series A
5.000%, 08/01/29	1,000	1,255,686
American Municipal Power Inc (RB)
5.000%, 02/15/29	545	696,671
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	225,342
Montgomery County (RB)
5.000%, 08/01/28	240	306,013
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	336,750

TOTAL OHIO		3,276,080

OKLAHOMA — (2.3%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	2,135,522
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	543,585
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	886,073
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	636,188

	Face
	Amount^	Value†
	(000)
OKLAHOMA — (Continued)
University of Oklahoma (The) (RB)
5.000%, 07/01/27	215	$259,709

TOTAL OKLAHOMA		4,461,077

OREGON — (0.8%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	115	143,867
Metro (RB)
5.000%, 06/15/30	225	279,501
Oregon Health & Science University (RB) Series B
5.000%, 07/01/33	350	421,143
Pacific Communities Health District (GO)
4.000%, 06/01/25	350	397,975
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	250,499

TOTAL OREGON		1,492,985

PENNSYLVANIA — (4.3%)
Allegheny County Hospital Development Authority
4.000%, 07/15/38	1,000	1,174,953
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	312,363
Catasauqua Area School District (GO) (BAM ST AID WITHHLDG)
4.000%, 02/15/28	200	234,395
Chester County School Authority (RB)
5.000%, 03/01/28	235	281,325
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	299,158
City of Philadelphia PA Series B
5.000%, 02/01/37	500	634,289
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 03/15/28	350	410,110
Delaware River Port Authority (RB)
5.000%, 01/01/34	505	563,922

204

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	$480,239
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	307,274
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	642,589
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/27	295	367,967
Pennsylvania Higher Educational Facilities Authority (RB) Series AT-
5.000%, 06/15/30	150	181,029
PENNSYLVANIA ST PAS 02/30 FIXED 4 (GO) Series 1
4.000%, 02/01/30	270	308,914
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	500	650,267
Philadelphia Gas Works Co (RB) (AGM) Series A
5.000%, 08/01/28	250	316,969
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/23	500	553,989
Pittsburgh Water & Sewer Authority (RB) Series B
5.000%, 09/01/28	100	127,483
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	640,710

TOTAL PENNSYLVANIA		8,487,945

RHODE ISLAND — (0.1%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	117,905

SOUTH CAROLINA — (0.8%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	846,530
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	427,064

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	$390,059

TOTAL SOUTH CAROLINA		1,663,653

SOUTH DAKOTA — (0.6%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	1,062,355
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	100	109,562

TOTAL SOUTH DAKOTA		1,171,917

TENNESSEE — (3.8%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	1,108,485
5.000%, 07/01/25	970	1,154,272
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	2,429,150
Maury County (GO)
5.000%, 04/01/25	825	971,276
Tennessee State (GO) Series B
5.000%, 08/01/25	1,565	1,871,186

TOTAL TENNESSEE		7,534,369

TEXAS — (20.5%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,198,935
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,799,512
Arlington Higher Education Finance Corp. Series A
5.000%, 08/15/28	250	320,632
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,654,155
Bexar County TX
4.000%, 06/15/26	600	704,628
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	530	575,889

205

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Brownsville Independent School District (GO) (PSF-GTD) Series A
3.000%, 08/15/24	1,140	$1,239,852
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	642,280
City of Austin (GO) Series A
5.000%, 09/01/24	1,200	1,388,212
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	325,033
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,000	2,407,493
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	770,968
City of Celina (GO)
4.125%, 09/01/25	1,000	1,157,301
City of Corpus Christi (GO)
5.000%, 03/01/24	1,000	1,134,096
City of El Paso (GO) Series B
5.000%, 08/15/23	455	504,777
City of Fort Worth (GO) Series A
5.000%, 03/01/24	500	566,289
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	582,524
City of League City (GO)
4.000%, 02/15/28	160	189,280
City of Lewisville (GO)
5.000%, 02/15/25	895	1,049,091
City of Lubbock (GO)
5.000%, 02/15/23	720	781,394
City of Odessa (GO)
5.000%, 03/01/29	150	190,058
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,170,113
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	1,000	1,036,164
Conroe Independent School District (GO)
5.000%, 02/15/25	800	904,717

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	$687,407
Dallas Fort Worth International Airport (RB)
4.000%, 11/01/39	465	560,904
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	89,538
Edinburg Consolidated Independent School District (GO)
5.000%, 02/15/25	235	274,784
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	248,759
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	365,114
Fort Bend County Municipal Utility District No. 58 (GO)
2.000%, 04/01/24	100	104,528
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	300	322,997
Greater Greenspoint Redevelopment Authority (AGM)
4.000%, 09/01/34	250	288,604
Harris County (GO) Series A
5.000%, 10/01/26	500	600,701
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/22	220	236,888
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	500	631,577
Harris County Municipal Utility District No. 165 (GO) (AGM)
3.000%, 03/01/24	500	533,495
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,357,003

206

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	$306,059
Katy Independent School District (GO) Series D
5.000%, 02/15/25	1,000	1,175,055
Lower Colorado River Authority (RB)
5.000%, 05/15/24	320	364,470
5.000%, 05/15/38	400	512,458
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,324,729
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	600	699,456
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	108,373
Port Freeport (RB) Series B
5.000%, 06/01/29	350	440,096
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	936,834
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	278,731
Texas State (GO) Series B-1
5.000%, 08/01/26	1,040	1,280,978
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	1,500	1,640,092
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	850,976
5.000%, 02/01/25	400	467,278
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	869,468
Washington County Junior College District (RB) (AGM)
5.000%, 10/01/24	525	605,518

TOTAL TEXAS		40,456,263

	Face
	Amount^	Value†
	(000)
UTAH — (3.4%)
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/21	1,005	$1,008,699
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,188,398
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,000	1,225,322
Uintah County (GO)
4.000%, 12/15/28	750	867,038
Utah State (GO)
5.000%, 07/01/25	1,575	1,879,242
Utah Transit Authority (RB) Series A
5.250%, 06/15/23	500	553,386

TOTAL UTAH		6,722,085

WASHINGTON — (9.8%)
Central Washington University (RB)
4.000%, 05/01/26	270	287,633
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	2,026,373
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,510,681
5.000%, 11/01/26	750	930,066
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	195,809
Energy Northwest (RB)
4.000%, 07/01/27	250	281,682
King County (GO) Series A
5.000%, 12/01/26	1,575	1,959,721
King County (GO) Series C
¤ 5.000%, 01/01/32
(Pre-refunded @ $100, 7/1/22)	1,295	1,368,283
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	354,636
Pierce County (GO)
4.000%, 08/01/24	1,360	1,520,372
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	500	621,201

207

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Pierce County Sewer Revenue (RB) Series A
4.000%, 08/01/28	350	$425,734
Port of Everett (RB)
4.000%, 12/01/28	215	246,058
Snohomish County School District No 201 Snohomish (GO)
5.000%, 12/01/27	2,000	2,389,911
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	227,531
Washington State (GO)
5.000%, 08/01/26	1,000	1,192,382
5.000%, 08/01/31	1,000	1,185,423
Washington State (GO) Series A
5.000%, 08/01/26	665	735,614
Washington State (GO) Series E
5.000%, 02/01/27	570	642,291
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,272,022

TOTAL WASHINGTON		19,373,423

WISCONSIN — (5.4%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	990,473
City of Madison (GO) Series A
3.000%, 10/01/21	425	430,048
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	656,300
City of Milwaukee (GO) Series N4 & B5
4.000%, 04/01/28	300	345,273

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	$249,782
City of Milwaukee WI (GO) Series N4 & B5
5.000%, 04/01/26	300	361,919
City of Milwaukee WI Sewerage System Revenue (RB) Series S7
5.000%, 06/01/24	475	540,164
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	320,247
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,425,503
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	320	401,545
5.000%, 07/01/34	220	262,069
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/22	1,500	1,572,679
Wisconsin State (GO) Series 1
5.000%, 11/01/24	1,000	1,162,756
Wisconsin State (GO) Series A
5.000%, 05/01/30	1,000	1,214,267
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	722,928

TOTAL WISCONSIN		10,655,953

TOTAL MUNICIPAL BONDS Cost ($196,513,269)		197,004,252

TOTAL INVESTMENTS — (100.0%) (Cost $196,513,269)		$197,004,252

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$197,004,252	—	$197,004,252

TOTAL.	—	$197,004,252	—	$197,004,252

See accompanying Notes to Financial Statements.

208

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33
(Pre-refunded @ $100, 10/01/21)	1,910	$1,947,638
¤ 5.000%, 10/01/34
(Pre-refunded @ $100, 10/01/21)	3,225	3,288,551
Baldwin Park Unified School District (GO)
2.000%, 08/01/21	870	874,056
2.000%, 08/01/22	390	399,193
Bay Area Toll Authority (RB) Series F-1
5.000%, 04/01/22	1,000	1,044,758
¤ 5.000%, 04/01/23
(Pre-refunded @ $100, 4/1/22)	1,005	1,049,887
¤ 5.000%, 04/01/26
(Pre-refunded @ $100, 4/1/22)	11,660	12,180,783
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/43
(Pre-refunded @ $100, 4/1/23)	2,825	3,088,841
¤ 5.250%, 04/01/53
(Pre-refunded @ $100, 4/1/23)	650	713,804
Berkeley Unified School District (GO) Series B
5.000%, 08/01/22	3,000	3,183,139
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	327,169
Beverly Hills Unified School District (GO) Series A
5.000%, 08/01/21	9,700	9,815,527
California Education Notes Program (RN) Series A
4.000%, 06/30/21	6,500	6,540,117

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42
(Pre-refunded @ $100, 01/01/22)	1,750	$1,814,951
California State (GO)
3.000%, 05/01/21	3,500	3,500,000
5.000%, 08/01/21	28,440	28,778,016
5.000%, 09/01/21	17,955	18,241,985
5.000%, 10/01/21	17,155	17,499,505
5.000%, 11/01/21	5,500	5,632,992
5.000%, 12/01/21	2,000	2,056,554
5.000%, 03/01/22	10,290	10,707,439
5.000%, 08/01/22	785	832,820
5.250%, 09/01/22	11,420	12,200,129
5.000%, 10/01/22	17,000	18,174,513
5.250%, 10/01/22	500	536,303
2.000%, 11/01/22	1,500	1,542,698
California State (GO) Series B
5.000%, 09/01/21	840	853,426
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,100	1,131,105
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31
(Pre-refunded @ $100, 6/1/23)	2,515	2,715,527
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,614,206
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,118,250
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	37,646
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	15,855,000
5.000%, 05/01/22	13,530	14,188,344

209

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series B
5.000%, 05/01/22	2,045	$2,143,876
5.000%, 05/01/23	695	761,716
¤ 5.250%, 10/01/24
(Pre-refunded @ $100, 10/1/21)	550	561,629
California State Public Works Board (RB) Series E
5.000%, 11/01/22	2,475	2,654,561
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,050	1,066,818
California State University (RB) Series A
5.000%, 11/01/21	1,425	1,459,529
5.000%, 11/01/22	2,700	2,897,995
Campbell Union High School District (GO) Series B
4.000%, 08/01/21	1,000	1,009,494
Carlsbad Unified School District (GO) Series A
5.000%, 08/01/21	1,160	1,173,816
Cerritos Community College District (GO) Series C
4.000%, 08/01/21	1,250	1,261,868
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,198,347
Chico Unified School District (GO) Series B
4.000%, 08/01/21	625	630,888
City & County of San Francisco (GO) Series B
2.000%, 06/15/22	1,500	1,531,720
2.000%, 06/15/23	1,000	1,039,752
City & County of San Francisco (GO) Series D-
5.000%, 06/15/21	5,000	5,027,947
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	1,100	1,106,148
5.000%, 06/15/22	2,000	2,108,799
5.000%, 06/15/23	1,250	1,378,501
City of Berkeley (RN)
1.750%, 07/27/21	15,000	15,058,426
City of Campbell (GO)
3.000%, 09/01/21	1,660	1,675,802
City of Los Angeles (RN)
4.000%, 06/24/21	16,675	16,767,323

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	$1,405,175
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	405,264
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/21	820	823,025
5.000%, 06/01/22	930	978,949
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/22	3,000	3,174,351
5.000%, 11/01/22	1,345	1,443,210
¤ 5.000%, 11/01/22
(Pre-refunded @ $100, 11/1/21)	850	870,596
5.000%, 11/01/23	1,835	2,053,942
¤ 5.000%, 11/01/27
(Pre-refunded @ $100, 11/1/21)	5,690	5,827,873
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32
(Pre-refunded @ $100, 5/1/22)	500	524,329
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,788,014
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,264,888
¤ 5.000%, 08/01/24
(Pre-refunded @ $100, 8/1/22)	600	636,550
Contra Costa Community College District (GO) Series B2
4.000%, 08/01/21	5,220	5,269,559
Desert Community College District (GO)
3.000%, 08/01/21	7,510	7,563,158
5.000%, 08/01/21	665	672,920
4.000%, 08/01/22	800	838,911
Desert Sands Unified School District (GO)
4.000%, 08/01/21	450	454,272

210

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	$212,681
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,099,689
El Segundo Unified School District (GO) Series A
5.000%, 08/01/21	600	607,146
Fontana Unified School District (GO)
4.000%, 08/01/21	530	535,032
Fresno County (RN)
5.000%, 06/30/21	16,000	16,124,589
Fresno Unified School District (GO) Series B
4.000%, 08/01/21	1,165	1,175,975
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/21	1,500	1,514,130
Gilroy School Facilities Financing Authority (RB) Series A-
¤ 5.000%, 08/01/46
(Pre-refunded @ $100, 8/1/23)	3,000	3,329,069
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,065,571
Glendale Community College District (GO) Series B
3.000%, 08/01/21	525	528,716
4.000%, 08/01/22	1,075	1,127,286
4.000%, 08/01/23	500	543,336
Hartnell Community College District (GO) Series B
4.000%, 08/01/21	980	989,304
4.000%, 08/01/22	1,015	1,064,368
Huntington Beach City School District (GO) Series C
4.000%, 08/01/21	390	393,703
4.000%, 08/01/22	180	188,755
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	602,893
Kern High School District (GO) (AGM) Series C
2.000%, 08/01/22	5,295	5,421,142

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Laguna Beach Unified School District (GO)
2.000%, 08/01/21	1,885	$1,893,789
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series A
5.000%, 08/01/21	1,550	1,568,230
5.000%, 08/01/22	1,500	1,590,210
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	2,390	2,412,514
Long Beach Unified School District (GO) Series B
5.000%, 08/01/21	11,115	11,247,654
5.000%, 08/01/22	11,555	12,261,886
Los Altos Elementary School District (RN)
3.000%, 07/15/21	5,000	5,028,782
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	1,564,716
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	2,924,420
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	1,585	1,757,463
Los Angeles Community College District (GO) Series B-1
5.000%, 08/01/21	10,690	10,817,318
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,714,512
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	3,087,588
Los Angeles County Capital Asset Leasing Corp. (RB) Series A
5.000%, 06/01/21	3,855	3,869,249
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/21	2,470	2,489,233

211

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 07/01/22
(Pre-refunded @ $100, 7/1/21)	10,105	$10,183,031
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	9,000	9,070,081
5.000%, 07/01/22	1,765	1,865,306
5.000%, 07/01/23	18,000	19,876,302
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/22	1,500	1,585,246
5.000%, 07/01/23	1,070	1,181,536
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/21	1,400	1,410,902
5.000%, 07/01/23	1,500	1,656,359
Los Angeles County Schools (RN)
2.000%, 12/30/21	1,765	1,786,828
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	1,485	1,503,464
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	1,675	1,688,043
5.000%, 07/01/22	675	713,361
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/21	700	704,343
5.000%, 07/01/21	1,500	1,511,680
Los Angeles Department of Water (RB) Series C
5.000%, 07/01/21	745	750,801
5.000%, 07/01/21	3,750	3,779,201
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/21	875	881,813
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	3,150	3,174,477
5.000%, 07/01/23	20,000	22,093,958
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	5,345	5,386,534
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,426,559

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	$5,875,308
Los County Angeles (RN) Series A
4.000%, 06/30/21	15,000	15,092,820
Los Rios Community College District (GO) Series D
4.000%, 08/01/21	8,970	9,055,162
Mammoth Unified School District (GO) Series B
4.000%, 08/01/22	1,000	1,048,253
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/21	1,360	1,372,946
3.000%, 09/01/22	1,400	1,454,126
3.000%, 09/01/23	1,100	1,173,167
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	506,384
Menifee Union School District (GO) Series C
3.000%, 08/01/22	200	207,170
4.000%, 08/01/23	475	515,721
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	700	722,709
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/21	300	302,341
5.000%, 07/01/22	475	502,052
Metropolitan Water District of Southern California (GO)Series A
5.000%, 03/01/22	1,105	1,149,921
Milpitas Unified School District (RN)
3.000%, 06/30/21	5,000	5,023,027
Miracosta Community College District (GO) Series B
2.000%, 08/01/21	9,155	9,197,238
4.000%, 08/01/22	3,270	3,428,208
4.000%, 08/01/23	2,000	2,173,342
Mount San Antonio Community College District (GO) Series A
4.000%, 08/01/21	2,000	2,018,988

212

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount San Jacinto Community College District (GO) Series B
5.000%, 08/01/21	1,630	$1,649,454
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	235	244,533
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	3,136,691
North Orange County Community College District (GO) Series B
4.000%, 08/01/21	1,865	1,882,707
4.000%, 08/01/22	1,350	1,415,662
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/21	1,205	1,216,351
4.000%, 08/01/22	1,000	1,048,253
Ohlone Community College District (GO)
¤ 5.000%, 08/01/26
(Pre-refunded @ $100, 8/1/22)	1,720	1,824,777
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	5,996,144
Oxnard Union High School District (GO) Series B
4.000%, 08/01/22	600	629,183
Palm Springs Unified School District (GO) Series A
2.000%, 08/01/22	5,000	5,118,483
Palo Alto Unified School District (GO)
5.000%, 08/01/21	1,000	1,011,910
Palomar Community College District (GO)
5.000%, 05/01/23	715	783,786
Pasadena Unified School District (GO) Series A
2.000%, 08/01/22	4,790	4,904,112
3.000%, 08/01/23	3,000	3,192,881
Peralta Community College District (GO) Series A
5.000%, 08/01/21	9,000	9,105,853
4.000%, 08/01/23	1,515	1,643,096

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	$1,956,197
Pittsburg Unified School District Financing Authority (RB) (AGM)
¤ 5.500%, 09/01/46
(Pre-refunded @ $100, 9/1/21)	3,065	3,119,071
Portola Valley School District (GO) Series B
3.000%, 08/01/22	1,205	1,248,658
Rancho Santiago Community College District (GO)
4.000%, 09/01/22	1,075	1,130,794
Riverside County (RN)
4.000%, 06/30/21	7,000	7,043,316
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	760,348
¤ 5.000%, 08/15/25
(Pre-refunded @ $100, 8/15/21)	4,790	4,854,852
¤ 5.000%, 08/15/26
(Pre-refunded @ $100, 8/15/21)	6,065	6,147,115
San Diego Community College District (GO)
¤ 5.000%, 08/01/41
(Pre-refunded @ $100, 8/1/21)	21,875	22,135,531
¤ 5.000%, 08/01/43
(Pre-refunded @ $100, 08/01/23)	8,500	9,432,362
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/36
(Pre-refunded @ $100, 4/1/22)	1,000	1,044,664
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,331,926
San Diego County Water Authority (RB) Series A-REV
5.000%, 05/01/23	3,800	4,167,981
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	550	550,000

213

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	7,395	$7,771,301
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	7,820	7,881,020
San Diego Unified School District (GO) Series A
5.000%, 07/01/21	6,480	6,530,458
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	2,400	2,536,393
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	8,000	8,049,633
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,208,478
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,401,924
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	955	1,101,391
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
¤ 5.000%, 07/01/27
(Pre-refunded @ $100, 7/1/22)	1,000	1,056,228
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	510	537,754
5.000%, 06/15/23	4,345	4,783,096
San Francisco Unified School District (GO)
4.000%, 06/15/21	4,455	4,474,778
5.000%, 06/15/21	5,000	5,027,888
4.000%, 06/15/22	1,000	1,043,291
San Francisco Unified School District (GO) Series B
4.000%, 06/15/21	4,000	4,017,758
4.000%, 06/15/22	6,000	6,259,745
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,786,808

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	$254,004
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	1,435	1,453,322
4.000%, 09/01/22	1,800	1,893,422
San Juan Unified School District (GO)
3.000%, 08/01/22	7,000	7,252,724
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/21	575	580,317
4.000%, 08/01/22	550	576,045
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	267,451
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,326,726
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	810	820,342
4.000%, 09/01/22	1,660	1,746,156
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,920	4,966,711
¤ 5.000%, 08/01/24
(Pre-refunded @ $100, 8/1/22)	1,060	1,124,572
Santa Barbara Unified School District (RN)
3.000%, 06/30/21	6,335	6,363,463
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/21	675	677,495
Santa County Cruz (RN)
3.000%, 07/09/21	1,165	1,171,147
Santa Monica Community College District (GO) Series A
4.000%, 08/01/21	1,400	1,413,292
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/21	4,500	4,542,723

214

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica-Malibu Unified School District Series D
¤ 5.000%, 08/01/43
(Pre-refunded @ $100, 8/1/23)	835	$926,591
Sequoia Union High School District (RN)
1.500%, 06/30/21	4,490	4,499,804
Sierra Joint Community College District (GO)
4.000%, 08/01/21	1,025	1,034,757
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	2,500	2,590,259
Simi Valley Unified School District (GO) Series C
4.000%, 08/01/22	600	629,183
Sonoma County Junior College District (GO) Series B
4.000%, 08/01/21	1,000	1,009,494
Southern California Public Power Authority (RB)
5.000%, 07/01/21	3,825	3,854,785
5.000%, 07/01/23	250	276,117
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	450	453,504
5.000%, 07/01/22	430	454,385
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	5,010	5,192,792
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	777,364
3.000%, 08/01/23	820	873,293
State Center Community College District (GO)
¤ 5.000%, 08/01/24
(Pre-refunded @ $100, 8/1/22)	1,000	1,060,917
State of California (GO)
5.000%, 09/01/22	12,050	12,833,284
5.000%, 10/01/22	14,500	15,501,790
5.000%, 11/01/23	7,000	7,842,661

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40
(Pre-refunded @ $100, 10/01/23)	6,200	$7,110,460
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36
(Pre-refunded @ $100, 8/1/21)	1,500	1,521,414
University of California (RB) Series AF
¤ 5.000%, 05/15/33
(Pre-refunded @ $100, 5/15/23)	3,645	3,999,366
University of California (RB) Series BE
5.000%, 05/15/21	3,145	3,149,736
5.000%, 05/15/22	2,125	2,232,905
5.000%, 05/15/23	2,800	3,077,033
University of California (RB) Series G
¤ 5.000%, 05/15/37
(Pre-refunded @ $100, 05/15/22)	17,770	18,659,049
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	960,247
Ventura County (RN)
4.000%, 06/30/21	7,300	7,345,172
Visalia Unified School District (GO)
5.000%, 08/01/21	3,550	3,592,017
5.000%, 08/01/22	3,275	3,473,654
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/21	2,500	2,523,735
4.000%, 08/01/22	3,250	3,408,075
4.000%, 08/01/23	2,200	2,386,531
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,361,019

215

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Western Placer Unified School District (RN)
5.000%, 06/30/21	7,000	$7,054,281

TOTAL MUNICIPAL BONDS Cost ($906,368,026)		910,084,691

TOTAL INVESTMENTS — (100.0%) (Cost $906,368,026)		$910,084,691

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$910,084,691	—	$910,084,691

TOTAL.	—	$910,084,691	—	$910,084,691

See accompanying Notes to Financial Statements.

216

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$242,237
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/01/21)	235	239,631
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	965	984,016
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	400	407,882
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	960	978,917
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,111,373
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	979,400
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	504,710
5.000%, 08/01/22	1,650	1,750,085
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,171,345
Azusa Unified School District (GO)
4.000%, 07/01/21	400	402,469
5.000%, 07/01/21	825	831,397
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	10,700	12,419,863
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,475	1,680,670

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 04/01/23)	10,500	$11,480,646
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	665,429
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	578,443
5.000%, 08/01/28	2,540	3,304,475
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	2,805	2,871,823
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	75,427
Burbank Unified School District (GO)
5.000%, 08/01/24	300	343,467
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,981,764
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	6,500	8,006,293
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,075	3,821,717
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	287,663

217

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 01/01/22)	750	$776,757
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	3,905	4,049,934
California State (GO)
5.000%, 09/01/21	4,165	4,231,571
5.000%, 10/01/21	200	204,016
4.000%, 09/01/22	525	552,176
5.250%, 09/01/22	2,585	2,761,588
5.250%, 10/01/22	2,380	2,552,804
5.000%, 12/01/22	1,245	1,341,188
5.000%, 02/01/23	1,400	1,519,085
5.000%, 08/01/23	1,500	1,663,214
5.000%, 09/01/23	1,985	2,208,668
5.000%, 10/01/23	100	111,654
5.000%, 11/01/23	875	980,333
5.000%, 05/01/24	975	1,115,204
5.000%, 09/01/24	1,000	1,158,288
5.000%, 10/01/24	2,400	2,788,468
5.000%, 11/01/24	1,130	1,316,919
5.000%, 12/01/24	750	876,708
5.500%, 02/01/25	1,000	1,194,957
5.000%, 08/01/25	8,025	9,606,311
5.000%, 09/01/25	840	1,008,379
5.000%, 10/01/25	1,000	1,203,835
5.000%, 11/01/25	4,000	4,828,807
5.000%, 12/01/25	1,250	1,513,179
3.000%, 03/01/26	3,000	3,370,219
5.000%, 08/01/26	5,050	6,234,869
5.000%, 12/01/26	5,000	6,233,792
3.000%, 03/01/27	2,500	2,843,441
3.500%, 08/01/27	2,220	2,606,477
5.000%, 08/01/27	8,750	11,074,815
5.000%, 10/01/27	2,500	3,177,812
5.000%, 04/01/28	1,000	1,284,523
5.000%, 08/01/28	1,000	1,294,438
5.000%, 10/01/28	6,750	8,770,045
5.000%, 04/01/29	5,000	6,565,891
California State (GO) Series B
5.000%, 09/01/21	2,760	2,804,115
5.000%, 09/01/23	2,285	2,542,472
5.000%, 08/01/25	3,000	3,591,144
5.000%, 08/01/26	1,000	1,234,628
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,422,151

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	5,000	$5,398,662
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/22	3,210	3,458,003
5.000%, 12/01/23	900	1,011,788
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 06/01/24)	3,880	4,450,640
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	1,599,731
5.000%, 12/01/24	1,000	1,169,335
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,270,934
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/23	3,000	3,372,626
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	16,134
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	7,770,557
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	638,009
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,740	1,767,869
California State University (RB) Series A
5.000%, 11/01/25	3,015	3,642,711
5.000%, 11/01/29	1,500	2,000,328
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	107,333

218

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Development Authority (RB)
¤ 6.000%, 06/01/33 (Pre-refunded @ $100, 06/01/21)	1,295	$1,300,637
¤ 5.000%, 11/15/49	1,000	1,168,399
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	178,203
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	232,739
5.000%, 08/01/24	2,035	2,349,806
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,443,194
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	533,356
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	954,942
4.000%, 08/01/23	1,970	2,137,030
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	349,108
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	279,825
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	201,899
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,946,307
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	294,066
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,149,475
City & County of San Francisco (GO) Series D-
5.000%, 06/15/24	1,265	1,454,085
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	1,315	1,322,350

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/23	1,750	$1,930,375
5.000%, 06/15/25	2,250	2,683,288
City of Grover Beach (GO)
5.000%, 09/01/23	360	400,654
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	638,984
5.000%, 05/15/29	375	489,284
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,806,366
City of Oakland (GO) Series A
5.000%, 01/15/25	500	585,827
City of Pacifica COP
5.000%, 01/01/24	250	281,935
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,052,633
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/24	1,000	1,146,453
5.000%, 06/01/25	350	415,939
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	2,000	2,325,511
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	885,872
5.000%, 11/01/22	1,335	1,432,480
5.000%, 11/01/23	1,475	1,650,989
5.000%, 11/01/24	1,250	1,453,445
5.000%, 11/01/25	1,000	1,203,235
Clovis Unified School District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	985	1,093,044
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	863,434
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 08/01/23)
	4,075	4,521,986
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	910,652

219

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Conejo Valley Unified School District (GO) Series B
5.000%, 08/01/21	500	$505,757
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	488,906
5.000%, 03/01/24	1,250	1,416,481
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,561,380
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	539,964
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	531,449
5.000%, 08/01/27	150	189,539
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,067,155
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	403,798
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,037,365
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	296,668
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,035,730
Dublin Unified School District
(GO)
5.000%, 08/01/22	875	928,415
5.000%, 08/01/23	1,665	1,846,566
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	702,331
East Side Union High School District (GO)
4.000%, 08/01/21	600	605,682
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	579,056
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	2,112,319

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	$1,296,535
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	230,354
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	310,789
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	120,432
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	1,600,048
4.000%, 08/01/22	875	917,446
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	286,235
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	352,250
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	952,770
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,935,996
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	157,088
4.000%, 08/01/25	100	115,404
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	110,300
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	634,949
Hacienda La Puente Unified School District (GO) (NPFGC)
5.000%, 08/01/23	225	249,375
Hartnell Community College District (GO) Series B
4.000%, 08/01/23	500	543,336

220

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	$304,973
Kern High School District (GO) Series A
3.000%, 08/01/26	895	1,005,482
Kern High School District (GO) Series E
3.000%, 08/01/21	465	468,291
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	768,800
Liberty Union High School District (GO)
4.000%, 08/01/21	500	504,747
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	393,717
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	181,450
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	247,394
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 08/01/23)	5,905	6,571,623
4.000%, 08/01/21	720	726,836
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	376,995
5.000%, 08/01/24	250	288,674
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,666,059
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	424,367
5.000%, 08/01/25	1,240	1,486,081
5.000%, 06/01/26	2,500	3,072,497
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	720,726

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	$2,676,865
Los Angeles Community College District (GO) Series J
3.000%, 08/01/23	1,020	1,085,342
Los Angeles Community College District/CA (GO) Series A
¤ 5.000%, 08/01/28	3,485	4,024,005
¤ 5.000%, 08/01/31	2,355	2,719,234
Los Angeles Community College District/CA (GO) Series G
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	1,857,531
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	520	524,049
5.000%, 07/01/22	870	919,443
5.000%, 07/01/23	5,000	5,521,195
5.000%, 07/01/25	1,590	1,900,053
5.000%, 07/01/27	3,565	4,522,127
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,104,832
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	165	197,497
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	4,825	5,558,936
5.000%, 07/01/25	265	316,554
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	459,721
3.000%, 07/01/26	8,425	9,522,221
5.000%, 07/01/28	750	976,881
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/25	6,700	7,991,170
5.000%, 07/01/26	1,000	1,232,116

221

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/21	1,000	$1,007,787
5.000%, 07/01/24	1,950	2,243,945
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,753,704
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	1,665	2,051,473
Los Angeles Unified School District (GO) Series A
2.000%, 07/01/22	1,515	1,548,314
5.000%, 07/01/24	3,250	3,739,908
5.000%, 07/01/26	2,270	2,792,991
5.000%, 07/01/27	1,500	1,896,490
5.000%, 07/01/28	1,000	1,295,218
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,723,288
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,620,204
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	632,163
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	528,355
5.000%, 07/01/23	3,050	3,369,329
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/23	1,000	1,104,698
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	565,615
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	805,663
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	455,003
5.000%, 08/01/22	485	512,977
Mammoth Unified School District (GO) Series B
4.000%, 08/01/23	1,000	1,086,671

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	$1,037,796
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,198,205
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	685,516
Menlo Park City School District (GO)
4.000%, 07/01/23	500	541,578
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,899,287
5.000%, 07/01/25	200	238,634
Moreland School District (GO) Series B
5.000%, 08/01/21	500	505,893
Morongo Unified School District (GO)
3.000%, 08/01/22	480	497,207
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	115,013
5.000%, 08/01/25	80	95,242
5.000%, 08/01/26	220	269,953
5.000%, 08/01/27	120	151,297
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	870,735
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	674,067
4.000%, 08/01/25	400	461,981
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	377,403
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/23	3,025	3,381,902
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,621,596

222

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	$259,239
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,903,980
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	466,758
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/22	1,500	1,587,302
5.000%, 08/01/24	900	1,030,716
5.000%, 08/01/26	575	701,237
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/22	350	366,036
5.000%, 08/01/22	3,000	3,174,605
4.000%, 08/01/24	500	556,557
5.000%, 08/01/25	1,290	1,527,408
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,918,277
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	609,771
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	331,285
5.000%, 08/01/24	1,125	1,290,357
5.000%, 08/01/25	1,250	1,482,935
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,345,931
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	323,038
4.000%, 08/01/22	500	524,319
PALM SPRINGS CA UNIF SCH DIST PSPSCD 08/25 FIXED 3 Series A
3.000%, 08/01/25	5,415	6,014,002
Palomar Community College District (GO)
5.000%, 05/01/21	965	965,000
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	166,178

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	$256,058
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	923,756
Peralta Community College District (GO) Series E-
5.000%, 08/01/25	1,500	1,789,272
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,250,208
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	809,813
Redlands Financing Authority (RB) Series A
5.000%, 09/01/22	1,290	1,373,854
Redlands Unified School District (GO)
5.000%, 07/01/26	300	370,153
5.000%, 07/01/27	500	634,933
Redwood City School District (GO)
5.000%, 08/01/27	50	63,636
5.000%, 08/01/28	85	110,932
Reed Union School District (GO)
4.000%, 08/01/27	460	557,890
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	739,252
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	549,147
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,274,450
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	350,333

223

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	$1,167,775
5.000%, 12/01/25	1,000	1,208,519
5.000%, 12/01/26	300	374,589
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	557,982
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	8,917,926
5.000%, 08/15/26	1,000	1,234,285
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,062,824
5.000%, 08/15/24	1,895	2,187,945
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	493,386
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	2,391,001
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,499,733
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,548,448
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,074,564
San Diego County Water Authority (RB) Series A-REV
5.000%, 05/01/24	3,700	4,229,665
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	310,000
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,212,106
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	735,620
5.000%, 05/15/23	2,070	2,275,698

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series C-
5.000%, 07/01/29	895	$1,181,349
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	331,272
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	135,533
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,306,629
5.500%, 07/01/25	2,550	3,089,317
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,898,224
San Diego Unified School District (GO) (NPFGC) Series D-1
5.500%, 07/01/24	190	221,368
5.500%, 07/01/25	445	539,116
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,149,373
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	543,434
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,205,187
5.000%, 08/01/25	2,045	2,445,096
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	441,472
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 05/03/21	875	875,000
San Francisco Community College District (GO)
5.000%, 06/15/22	2,070	2,182,649
5.000%, 06/15/23	3,775	4,155,625
5.000%, 06/15/24	2,720	3,113,753
5.000%, 06/15/25	805	953,574

224

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	$2,043,441
San Francisco Unified School District (GO)
5.000%, 06/15/21	230	231,283
4.000%, 06/15/24	12,000	13,381,523
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,957,104
San Francisco Unified School District (GO) Series B
4.000%, 06/15/24	4,000	4,460,508
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,613,233
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,778,030
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	108,972
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,533,433
5.000%, 08/01/22	800	848,733
3.000%, 08/01/24	2,610	2,839,889
3.000%, 08/01/25	1,475	1,636,846
3.000%, 08/01/26	3,135	3,537,564
San Juan Water District (RB)
5.000%, 02/01/26	500	608,585
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	223,309
4.000%, 08/01/25	125	143,173
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	268,136
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	574,634
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,126,600

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	$523,719
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,615,191
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	417,008
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,149,715
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,113,271
5.000%, 08/01/27	3,405	4,333,583
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	749,776
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	663,153
5.000%, 08/01/26	105	129,882
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,122,375
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	288,166
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	598,758
Southern California Public Power Authority (RB)
5.000%, 07/01/23	2,230	2,462,964
5.000%, 07/01/24	700	805,040
5.000%, 07/01/25	365	435,674
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,795,638
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	981,717
3.000%, 08/01/25	200	222,482

225

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/26	245	$289,811
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	267,065
State of California (GO)
5.000%, 10/01/25	5,000	6,019,176
5.000%, 11/01/25	2,550	3,078,364
5.000%, 04/01/29	2,000	2,626,357
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	2,000	2,293,697
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	721,130
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	500,972
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	493,812
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 08/01/21)	415	420,193
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,152,337
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	438,888
University of California (RB) Series BE
5.000%, 05/15/24	1,205	1,380,328
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	305	320,259
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	505,918
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,135,681

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	$388,000
5.000%, 08/01/24	300	345,881
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	115,381
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	435,015
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,253,275
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	614,979
5.000%, 08/01/26	545	662,770
5.000%, 08/01/27	575	716,611
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	389,585
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	180,389
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	302,101
4.000%, 08/01/23	700	759,516
Windsor Unified School District (GO)
4.000%, 08/01/26	105	124,444
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	358,370

TOTAL MUNICIPAL BONDS Cost ($601,152,294)		619,278,005

TOTAL INVESTMENTS — (100.0%) (Cost $601,152,294)		$619,278,005

226

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$619,278,005	—	$619,278,005

TOTAL	—	$619,278,005	—	$619,278,005

See accompanying Notes to Financial Statements.

227

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SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO)
5.000%, 06/01/21	370	$371,348
Albany County (GO) Series A
5.000%, 09/15/21	740	753,078
Albany County (GO) Series B
5.000%, 09/15/21	350	356,185
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	2,000	2,009,261
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	303,044
Bedford Central School District (GO)
3.000%, 07/01/22	500	516,841
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,500	1,502,866
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	632,277
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	712,527
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	491,286
City of Middletown (BAN)
1.500%, 08/26/21	1,500	1,506,114
City of New York (GO) Series A
5.000%, 08/01/22	2,025	2,147,832
5.000%, 08/01/23	1,200	1,327,995
5.000%, 08/01/24	1,320	1,516,787
5.000%, 08/01/25	220	261,302
City of New York (GO) Series A-1
¤ 5.000%, 10/01/31 (Pre-refunded @ $100, 10/1/22)	825	881,877

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	575	$614,641
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	500	534,471
City of New York (GO) Series B
5.000%, 08/01/21	1,690	1,710,003
3.000%, 08/01/23	460	488,506
City of New York (GO) Series C
5.000%, 08/01/21	300	303,551
City of New York (GO) Series E
5.000%, 08/01/21	975	986,540
5.000%, 08/01/22	100	106,066
5.000%, 08/01/23	1,000	1,106,663
City of New York (GO) Series F
5.000%, 08/01/21	300	303,551
City of New York (GO) Series F-1
5.000%, 06/01/21	300	301,102
City of New York (GO) Series I
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/22)	1,410	1,495,710
City of New York (GO) Series I-
5.000%, 03/01/22	265	275,705
City of New York (GO) Series J
5.000%, 08/01/21	715	723,463
5.000%, 08/01/22	310	328,804
City of New York (GO) (ETM) Series B
5.000%, 08/01/21	185	187,176
City of Rochester (GO) Series I
4.000%, 10/15/21	675	686,552
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,001,491
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,001,942

228

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Dutchess County (GO)
4.000%, 10/01/21	850	$863,211
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	542,982
Garden City Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	390	396,234
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	514,139
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	980	1,037,563
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	207,315
3.000%, 08/15/23	360	382,497
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	150,669
Herricks Union Free School District (GO) (ST AID WIHTHHLDG)
5.000%, 08/01/21	130	131,545
5.000%, 08/01/22	430	456,194
Hicksville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	475	489,340
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	450,958
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	649,537
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	1,750	1,752,804
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	705	707,600
5.000%, 06/01/22	360	378,988

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	$203,879
Liverpool Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/22	1,000	1,041,448
Long Island Power Authority (RB) Series A
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	351,405
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	1,197,612
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	400	402,240
5.000%, 06/15/22	230	242,570
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	148,783
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	502,692
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	760,517
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	150,034
Monroe County Industrial Development Corp. (RB) Series B
¤ 5.000%, 07/01/41
(Pre-refunded @
$100, 7/1/21)	415	418,232
Nassau County Interim Finance Authority (RB) (ETM) Series A
5.000%, 11/15/21	505	518,177

229

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	$250,568
New York City Water & Sewer System (RB)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/21)	1,050	1,055,881
New York State (GO) Series A
5.000%, 03/15/22	160	166,825
5.000%, 03/01/23	2,000	2,179,025
New York State (GO) Series C
5.000%, 04/15/22	825	863,587
New York State Dormitory Authority (RB) Series A
5.000%, 10/01/21	770	785,495
5.000%, 12/15/21	150	154,500
5.000%, 02/15/22	1,235	1,282,104
5.000%, 03/15/22	1,475	1,537,261
5.000%, 10/01/22	475	507,887
5.000%, 12/15/22	430	463,822
5.000%, 03/15/23	1,550	1,690,172
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	583,698
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,135	1,233,911
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 7/1/22)	550	581,191
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/22)	1,725	1,822,825
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	1,000	1,056,710
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	1,000	1,038,141
5.000%, 02/15/24	455	515,013
5.000%, 02/15/25	550	645,270
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	70	76,048
5.000%, 02/15/24	300	339,569

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	$106,287
5.000%, 12/15/22	70	75,470
New York State Dormitory Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/21)	2,000	2,040,164
New York State Thruway Authority (RB) Series I-
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 7/1/22)	500	516,187
New York State Urban Development Corp. (RB)
5.000%, 03/15/22	275	286,608
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,940	2,021,890
5.000%, 03/15/25	1,200	1,411,894
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/23	280	305,321
New York State Urban Development Corp. (RB) Series E-GRP 1
5.000%, 03/15/23	2,000	2,180,867
Niagara County (GO)
2.000%, 12/01/21	250	252,686
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	293,777
2.000%, 12/15/23	550	574,657
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	659,148
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	543,213
Onondaga County (GO)
4.000%, 05/01/22	590	612,741
5.000%, 06/01/22	700	736,687

230

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Onondaga County Trust for Cultural Resources (RB)
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/21)	1,135	$1,167,095
Orange County (GO)
3.000%, 08/15/21	830	836,797
Pelham Union Free School District (GO) (ST AID WITHHLDG) Series A
5.000%, 11/01/21	625	640,113
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,244,600
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	135,952
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	123,025
2.000%, 10/15/22	280	287,733
Schenectady County (GO)
5.000%, 06/15/25	140	166,406
Schenectady County (GO) Series B
3.000%, 12/15/21	470	477,425
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	622,944
Smithtown Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	295	301,488
Spackenkill Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/21	665	676,777
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	501,064
State of New York (GO) Series A
5.000%, 03/15/22	900	938,392
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	219,729

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	$260,880
Town of Amherst (BAN) Series A
2.000%, 11/05/21	1,000	1,009,346
Town of Babylon (GO)
4.000%, 08/15/21	865	874,534
4.000%, 08/15/22	445	467,322
3.000%, 07/01/25	375	416,318
Town of Babylon (GO) Series A
5.000%, 11/01/21	790	809,142
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,093,597
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	364,258
Town of Brookhaven (GO) Series A
3.000%, 03/15/22	650	666,387
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	549,820
Town of Carmel (BAN)
1.500%, 10/01/21	800	804,437
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	293,286
Town of Clarence (GO)
2.000%, 08/01/21	250	251,129
2.250%, 08/01/24	210	222,856
Town of East Hampton (GO) Series A
5.000%, 08/15/21	580	588,003
5.000%, 08/15/22	600	637,694
Town of Eastchester (GO)
2.500%, 07/15/22	330	339,514
Town of Hempstead (GO) Series B
5.000%, 09/15/21	2,250	2,290,183
Town of Huntington (GO)
2.000%, 12/01/23	220	229,794
Town of Islip (GO) Series A
5.000%, 03/01/22	500	520,284
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	671,344
3.000%, 04/01/24	425	460,248
Town of North Hempstead (GO) Series C
5.000%, 01/15/22	250	258,589

231

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of North Hempstead (BAN) Series C
1.500%, 09/24/21	2,000	$2,010,646
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 01/01/22	190	196,087
¤ 5.000%, 01/01/25 (Pre-refunded @ $100, 1/1/22)	500	516,187
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/22)	945	975,593
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	521,025
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	232,208
Ulster County (GO)
2.000%, 11/15/22	240	246,263
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	529,320
Village of Farmingdale (GO)
3.000%, 07/15/21	215	216,238
Village of Garden City (GO) Series B
2.000%, 10/15/21	340	342,918
2.000%, 10/15/22	470	482,980

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	$1,157,749
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	256,718
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	385	387,134
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	863,468
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	1,050	1,092,238
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	401,215

TOTAL MUNICIPAL BONDS Cost ($105,740,402)		106,789,314

TOTAL INVESTMENTS — (100.0%) (Cost $ 105,740,402)		$106,789,314

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$106,789,314	—	$106,789,314

TOTAL.	—	$106,789,314	—	$106,789,314

See accompanying Notes to Financial Statements.

DFA MN MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	$581,304
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	392,574
City of Chaska (GO) Series B
5.000%, 02/01/23	180	194,750
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	132,755
City of Kasson (GO)
4.000%, 02/01/23	320	340,435
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	802,133
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	724,780
City of Marshall (GO) Series A
5.000%, 02/01/22	225	233,103
City of Minneapolis (GO)
3.000%, 12/01/27	3,000	3,244,114
City of Minnetonka (GO) Series A
4.000%, 02/01/22	415	427,027
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	808,793
City of Richfield (GO) Series A
3.000%, 02/01/24	255	273,655
City of Rochester (GO) Series A
5.000%, 02/01/22	195	202,097
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	471,187
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	619,750
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	291,891

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	$711,748
City of State Paul (GO) Series A
5.000%, 03/01/22	400	416,227
City of Waconia (GO) Series A
3.000%, 02/01/23	450	472,137
3.000%, 02/01/26	820	915,336
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	240,573
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	147,053
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	950,473
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,274,545
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	622,128
Hennepin County (GO) Series A
5.000%, 12/01/22	1,125	1,211,731
Hennepin County (GO) Series B
5.000%, 12/01/21	1,500	1,542,327
Houston County (GO) Series A
5.000%, 02/01/22	375	388,590
Itasca County (GO) Series A
5.000%, 02/01/23	865	934,460
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	250	271,082
Metropolitan Council (GO) Series A
5.000%, 03/01/22	150	156,072
5.000%, 03/01/23	840	914,866

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	$1,278,668
Metropolitan Council (GO) Series D
5.000%, 03/01/22	780	810,554
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	878,431
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series 1-B
5.000%, 02/01/24	1,200	1,355,717
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	460,628
Minnesota State (GO)
5.000%, 08/01/21	265	268,150
Minnesota State (GO) Series A
5.000%, 08/01/21	700	708,320
5.000%, 08/01/22	700	742,642
5.000%, 10/01/23	615	686,828
5.000%, 08/01/25	200	221,380
Minnesota State (GO) Series B
5.000%, 10/01/22	615	657,490
5.000%, 08/01/23	1,340	1,486,125
Minnesota State (GO) Series D
5.000%, 08/01/21	100	101,188
5.000%, 08/01/22	350	371,321
5.000%, 10/01/22	1,230	1,314,980
Minnesota State (GO) Series E
5.000%, 10/01/22	500	534,544
Minnesota State (GO) Series F
5.000%, 10/01/21	205	209,117
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	660,954

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	$329,696
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	157,218
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	216,719
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	330	341,884
3.000%, 02/01/24	255	273,582
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	797,488
Olmsted County (GO) Series A
5.000%, 02/01/24	675	762,194
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/22	100	103,563
Polk County (GO) Series A
5.000%, 02/01/22	200	207,187
Ramsey County (GO) Series B
5.000%, 02/01/22	220	228,007
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/22	500	510,747
5.000%, 02/01/22	210	217,627
Swift County (GO) Series A
3.000%, 02/01/23	215	225,114
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	357,206

234

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,150	$1,346,230
Wright County (GO) Series A
5.000%, 12/01/21	515	529,380

TOTAL MUNICIPAL BONDS Cost ($39,539,089)		40,260,575

TOTAL INVESTMENTS — (100.0%) (Cost $39,539,089)		$40,260,575

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$40,260,575	—	$40,260,575

TOTAL.	—	$40,260,575	—	$40,260,575

See accompanying Notes to Financial Statements.

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$229,423
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	199,835
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	548,399
5.000%, 04/01/29	100	130,695
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	262,196
5.000%, 12/01/23	400	448,691
5.000%, 12/01/26	200	244,000
City of Cottage Grove (GO)
5.000%, 09/01/26	500	612,645
4.000%, 06/01/29	100	122,519
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	157,257
5.000%, 08/01/24	125	143,766
City of Lake Oswego (GO)
5.000%, 12/01/26	250	311,067
City of Medford (GO) Series A
5.000%, 06/01/24	470	538,208
City of Newberg (GO)
4.000%, 12/01/25	100	115,339
City of Portland (GO)
5.000%, 06/15/23	100	110,262
5.000%, 02/01/24	500	565,766
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,239,976
City of Portland (GO) Series B
5.000%, 06/15/23	500	551,311
City of Portland (GO) Series C
5.000%, 06/15/25	100	118,997

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series A
5.000%, 03/01/26	100	$121,085
City of Portland (GO) Series B
5.000%, 06/15/26	100	122,930
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	580	611,698
5.000%, 06/15/23	140	154,367
5.000%, 10/01/23	225	251,163
5.000%, 06/15/27	700	855,349
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	296,968
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	142,307
5.000%, 04/01/25	400	472,117
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	103,329
City of Salem (GO)
5.000%, 06/01/23	145	159,618
5.000%, 06/01/25	375	446,321
5.000%, 06/01/26	150	184,265
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	710,360
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	166,052
4.000%, 04/01/26	250	291,271
4.000%, 04/01/27	265	314,561
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	125,922
Clackamas County (GO)
5.000%, 06/01/23	500	550,406
5.000%, 06/01/24	100	114,479
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	200	245,291

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	$687,274
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	257,196
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	55,097
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	112,338
5.000%, 12/01/26	230	285,467
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	500	658,443
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	87,184
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	600	660,766
County of Clackamas (GO)
5.000%, 06/01/21	750	752,761
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	515	631,333
Jackson County (GO)
4.000%, 06/01/23	135	145,637
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	284,811
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	455	558,038

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Metro (GO)
5.000%, 06/01/26	1,140	$1,396,558
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	182,413
5.000%, 11/01/23	785	878,871
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	629,016
Multnomah County (GO)
5.000%, 06/01/24	650	745,195
5.000%, 06/01/29	250	312,471
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	220,524
5.000%, 06/15/24	155	177,803
5.000%, 06/15/25	800	950,533
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	400	441,049
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	350	352,672
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	205,823
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
Series A 5.000%, 06/15/25	600	712,629
Oregon State (GO)
5.000%, 05/01/22	165	173,029
5.000%, 05/01/25	300	355,362
Oregon State (GO) Series A
5.000%, 05/01/24	400	457,132
5.000%, 05/01/27	395	497,198

237

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	$236,490
Oregon State (GO) Series D
5.000%, 06/01/22	160	168,421
Oregon State (GO) Series F
5.000%, 05/01/23	200	219,410
5.000%, 05/01/24	150	171,424
5.000%, 08/01/25	200	238,833
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	1,200	1,316,205
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	440	493,288
¤ 5.000%,08/01/36 (Pre-refunded @ $100, 8/2/21)	100	101,200
Oregon State (GO) Series H
5.000%, 05/01/23	175	191,983
5.000%, 08/01/23	105	116,425
5.000%, 05/01/24	150	171,424
5.000%, 06/01/25	215	255,409
5.000%, 06/01/27	315	384,476
5.000%, 06/01/29	365	442,650
Oregon State (GO) Series N
5.000%, 05/01/23	165	181,013
5.000%, 05/01/27	225	283,214
Oregon State (GO) Series P
5.000%, 08/01/23	100	110,881
Oregon State (GO)
5.000%, 05/01/24	400	457,132
5.000%, 06/01/24	850	974,486
5.000%, 06/01/28	150	193,787
Oregon State (GO) Series A
5.000%, 05/01/29	100	131,813
Oregon State (GO) Series K
5.000%, 11/01/26	340	422,671
Oregon State (GO) Series N
5.000%, 08/01/23	250	277,202
Oregon State (GO) (ETM) Series L
5.000%, 05/01/21	140	140,000
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	140,169
¤ 5.000%, 11/15/38 (Pre-refunded @ $100, 11/15/23)	250	280,749

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	855	$1,029,630
Portland Community College District (GO)
5.000%, 06/15/23	745	820,735
5.000%, 06/15/25	400	475,086
5.000%, 06/15/26	325	398,598
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	500	551,385
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	801,099
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	772,027
5.000%, 09/01/23	325	361,379
5.000%, 09/01/29	395	486,548
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%,09/01/23 (Pre-refunded @ $100, 9/1/22)	750	798,545
5.000%, 09/01/24	435	503,070
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	232,009
5.000%, 06/01/22	200	210,527
4.000%, 06/01/26	110	129,553
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	175,869
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	350	401,770
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	200	229,583

238

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	$312,987
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	229,288
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	409,451

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington County (GO)
5.000%, 03/01/25	510	$599,793
5.000%, 03/01/26	380	460,931
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	346,046
5.000%, 10/01/24	225	261,085
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	108,945
5.000%, 06/01/25	1,000	1,189,740

TOTAL MUNICIPAL BONDS Cost ($46,723,460)		47,351,268

TOTAL INVESTMENTS — (100.0%) (Cost $ 46,723,460)		$47,351,268

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$47,351,268	—	$47,351,268

TOTAL.	—	$47,351,268	—	$47,351,268

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $8,508, $123, $1,078 and $870,434 of securities on loan, respectively)	$6,548,885	$5,554,946	$1,200,010	$13,287,778
Temporary Cash Investments at Value & Cost	73,801	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $8,699, $137, $1,101 and $888,359, respectively)	8,699	137	1,101	888,359
Foreign Currencies at Value	—	—	—	52,072
Cash	14	66,678	8,136	209,610
Receivables:
Investment Securities Sold	—	55,714	—	234,641
Dividends and Interest	742	14,281	4,774	25,645
Securities Lending Income	1	17	—	67
Fund Shares Sold	6,251	7,627	1,232	15,959
Unrealized Gain on Forward Currency Contracts	—	6,015	1,574	37,000
Unrealized Gain on Foreign Currency Contracts	—	9	—	1,194
Prepaid Expenses and Other Assets	98	55	32	128

Total Assets	6,638,491	5,705,479	1,216,859	14,752,453

LIABILITIES:
Payables:
Due to Custodian	—	7,674	1,128	—
Upon Return of Securities Loaned.	8,681	126	1,100	888,359
Investment Securities Purchased	59,821	25,392	—	144,591
Fund Shares Redeemed	58,784	2,211	148	12,022
Due to Advisor	754	640	138	2,455
Unrealized Loss on Forward Currency Contracts	—	40,015	5,182	92,432
Unrealized Loss on Foreign Currency Contracts	—	—	—	6
Accrued Expenses and Other Liabilities	1,246	875	170	1,846

Total Liabilities.	129,286	76,933	7,866	1,141,711

NET ASSETS	$6,509,205	$5,628,546	$1,208,993	$13,610,742

Institutional Class Shares — based on net assets of $6,509,205; $5,628,546; $1,208,993 and $13,610,742 and shares outstanding of 631,864,255, 565,717,609, 123,317,176 and 1,247,836,769, respectively	$10.30	$9.95	$9.80	$10.91

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$6,547,742	$5,409,757	$1,161,217	$12,896,652

Foreign Currencies at Cost	$—	$(8,650)	$(1,134)	$51,685

NET ASSETS CONSIST OF:
Paid-In Capital	$6,519,576	$5,637,360	$1,258,691	$13,596,622
Total Distributable Earnings (Loss)	(10,371)	(8,814)	(49,698)	14,120

NET ASSETS	$6,509,205	$5,628,546	$1,208,993	$13,610,742

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short-Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $161,131 of securities on loan, respectively)	$1,739,387	$1,781,744	$5,908,083	$7,009,114
Temporary Cash Investments at Value & Cost	—	5,392	19,563	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $164,636, respectively)	—	—	—	164,637
Foreign Currencies at Value	440	—	—	—
Cash	18,392	—	—	50,951
Receivables:
Investment Securities Sold	—	—	—	44,435
Dividends and Interest	12,586	2,133	44,898	26,198
Securities Lending Income	—	—	—	6
Fund Shares Sold	2,699	1,641	12,676	7,850
Unrealized Gain on Forward Currency Contracts	3,054	—	—	4,875
Prepaid Expenses and Other Assets	61	29	110	85

Total Assets	1,776,619	1,790,939	5,985,330	7,308,151

LIABILITIES:
Payables:
Due to Custodian	—	—	—	9,572
Upon Return of Securities Loaned	—	—	—	164,615
Investment Securities Purchased	—	—	—	71,909
Fund Shares Redeemed	1,485	2,431	6,367	4,737
Due to Advisor.	230	229	435	1,088
Unrealized Loss on Forward Currency Contracts	11,819	—	—	19,423
Accrued Expenses and Other Liabilities	214	395	731	895

Total Liabilities	13,748	3,055	7,533	272,239

NET ASSETS	$1,762,871	$1,787,884	$5,977,797	$7,035,912

Institutional Class Shares — based on net assets of $1,762,871; $1,787,884; $5,977,797 and $7,035,912 and shares outstanding of 172,957,589, 170,188,292, 465,729,054 and 639,887,198, respectively	$10.19	$10.51	$12.84	$11.00

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,656,188	$1,790,966	$5,818,142	$6,873,513

Foreign Currencies at Cost	$442	$—	$—	$(9,660)

NET ASSETS CONSIST OF:
Paid-In Capital	$1,765,352	$1,822,295	$5,858,121	$6,965,035
Total Distributable Earnings (Loss)	(2,481)	(34,411)	119,676	70,877

NET ASSETS	$1,762,871	$1,787,884	$5,977,797	$7,035,912

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $28,800, $10,192, $49,230 and $701,665 of securities on loan, respectively)	$2,250,518	$847,460	$2,985,069	$12,498,744
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $29,751, $10,429, $50,279 and $716,598, respectively)	29,753	10,429	50,280	716,613
Foreign Currencies at Value	—	59	132	2
Cash	13,830	37,421	28,025	78,593
Receivables:
Investment Securities Sold	—	1,384	—	15,882
Dividends and Interest	19,272	6,287	24,844	96,729
Securities Lending Income	2	1	6	76
Fund Shares Sold	3,603	1,185	3,694	27,001
Unrealized Gain on Forward Currency Contracts	—	235	1,834	317
Prepaid Expenses and Other Assets	24	39	21	276

Total Assets	2,317,002	904,500	3,093,905	13,434,233

LIABILITIES:
Payables:
Upon Return of Securities Loaned	29,789	10,432	50,297	716,849
Investment Securities Purchased	6,696	15,588	252,194	61,895
Fund Shares Redeemed.	1,095	504	1,139	7,835
Due to Advisor	347	111	540	1,939
Unrealized Loss on Forward Currency Contracts	—	2,200	14,083	308
Accrued Expenses and Other Liabilities	249	130	301	1,059

Total Liabilities	38,176	28,965	318,554	789,885

NET ASSETS.	$2,278,826	$875,535	$2,775,351	$12,644,348

Institutional Class Shares — based on net assets of $2,278,826; $875,535; $2,775,351 and $12,644,348 and shares outstanding of 199,750,242, 85,648,681, 260,544,661 and 1,086,054,148, respectively	$11.41	$10.22	$10.65	$11.64

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$2,190,796	$820,483	$2,875,714	$12,017,992

Foreign Currencies at Cost	$—	$59	$136	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$2,204,530	$860,354	$2,708,660	$12,085,929
Total Distributable Earnings (Loss)	74,296	15,181	66,691	558,419

NET ASSETS	$2,278,826	$875,535	$2,775,351	$12,644,348

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,532,810	—	—	—
Investment Securities at Value (including $148,444, $0, $0 and $10,779 of securities on loan, respectively)	381,409	$311,642	$6,392,767	$1,435,310
Temporary Cash Investments at Value & Cost	7,176	—	64,791	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $151,337, $0, $0 and $11,057, respectively)	151,337	—	—	11,057
Foreign Currencies at Value	—	—	—	128
Cash	—	860	—	23,764
Receivables:
Dividends and Interest	591	273	13,245	6,260
Securities Lending Income	5	—	—	4
Fund Shares Sold	3,658	135	11,862	2,018
Unrealized Gain on Swap Contracts	—	—	—	29,091
Unrealized Gain on Forward Currency Contracts	—	—	—	399
Prepaid Expenses and Other Assets	53	40	115	28

Total Assets	2,077,039	312,950	6,482,780	1,508,059

LIABILITIES:
Payables:
Upon Return of Securities Loaned	151,337	—	—	11,055
Investment Securities/Affiliated Investment Companies
Purchased	—	—	—	14,031
Fund Shares Redeemed	879	—	3,639	448
Due to Advisor	8	26	471	226
Unrealized Loss on Swap Contracts	—	—	—	621
Unrealized Loss on Forward Currency Contracts	—	—	—	4,608
Accrued Expenses and Other Liabilities	90	54	601	237

Total Liabilities	152,314	80	4,711	31,226

NET ASSETS	$1,924,725	$312,870	$6,478,069	$1,476,833

Institutional Class Shares — based on net assets of $1,924,725; $312,870; $6,478,069 and $1,476,833 and shares outstanding of 189,445,860, 28,638,730, 490,359,053 and 143,873,887, respectively	$10.16	$10.92	$13.21	$10.26

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,538,566	$—	$—	$—

Investment Securities at Cost	$364,538	$296,550	$5,802,647	$1,395,366

Foreign Currencies at Cost	$—	$—	$—	$127

NET ASSETS CONSIST OF:
Paid-In Capital	$1,892,006	$287,380	$5,859,035	$1,449,862
Total Distributable Earnings (Loss)	32,719	25,490	619,034	26,971

NET ASSETS	$1,924,725	$312,870	$6,478,069	$1,476,833

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Global Core Plus Real Return Portfolio	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$145,200	$924,481	$170,465	$609,225
Foreign Currencies at Value	12,066	—	—	—
Cash	31,431	19,670	3,325	10,173
Receivables:
Dividends and Interest	982	9,648	2,417	6,536
Fund Shares Sold	555	2,688	25	663
Unrealized Gain on Swap Contracts	32	23,079	3,339	—
Unrealized Gain on Forward Currency Contracts	310	—	—	—
Prepaid Expenses and Other Assets	—	30	8	29

Total Assets	190,576	979,596	179,579	626,626

LIABILITIES:
Payables:
Investment Securities Purchased	54,150	14,251	—	6,998
Fund Shares Redeemed	—	153	642	251
Due to Advisor	3	160	29	95
Due to Broker	—	35	—	—
Unrealized Loss on Swap Contracts	113	39	82	—
Unrealized Loss on Forward Currency Contracts	122	—	—	—
Unrealized Loss on Foreign Currency Contracts	30	—	—	—
Accrued Expenses and Other Liabilities	1	204	64	104

Total Liabilities	54,419	14,842	817	7,448

NET ASSETS.	$136,157	$964,754	$178,762	$619,178

Institutional Class Shares — based on net assets of $136,157; $964,754; $178,762 and $619,178 and shares outstanding of 13,653,353, 91,265,404, 17,150,893 and 59,249,013, respectively	$9.97	$10.57	$10.42	$10.45

NUMBER OF SHARES AUTHORIZED.	500,000,000	1,000,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$145,680	$887,421	$165,344	$594,420

Foreign Currencies at Cost	$12,110	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$136,528	$910,253	$172,793	$604,675
Total Distributable Earnings (Loss)	(371)	54,501	5,969	14,503

NET ASSETS	$136,157	$964,754	$178,762	$619,178

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Short-Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$2,497,334	$2,131,589	$197,004	$910,085
Cash	40,467	20,800	7,760	1,208
Receivables:
Investment Securities Sold	16,370	—	—	—
Dividends and Interest	34,165	23,798	2,104	13,378
Fund Shares Sold	2,918	2,465	258	634
Deferred Offering Costs	—	—	26	—
Prepaid Expenses and Other Assets	66	47	29	18

Total Assets	2,591,320	2,178,699	207,181	925,323

LIABILITIES:
Payables:
Investment Securities Purchased	51,438	11,556	4,677	2,434
Fund Shares Redeemed	1,022	1,723	20	2,008
Due to Advisor	373	326	20	142
Accrued Expenses and Other Liabilities	393	321	42	182

Total Liabilities	53,226	13,926	4,759	4,766

NET ASSETS.	$2,538,094	$2,164,773	$202,422	$920,557

Institutional Class Shares — based on net assets of $2,538,094; $2,164,773; $202,422 and $920,557 and shares outstanding of 249,528,473, 205,594,637, 20,143,646 and 89,578,489, respectively	$10.17	$10.53	$10.05	$10.28

NUMBER OF SHARES AUTHORIZED	1,500,000,000	1,500,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$2,494,543	$2,050,297	$196,513	$906,368

NET ASSETS CONSIST OF:
Paid-In Capital	$2,535,270	$2,084,009	$201,894	$918,550
Total Distributable Earnings (Loss)	2,824	80,764	528	2,007

NET ASSETS	$2,538,094	$2,164,773	$202,422	$920,557

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$619,278	$106,789	$40,261	$47,351
Cash	4,100	1,191	622	680
Receivables:
Dividends and Interest	7,186	1,233	414	717
Fund Shares Sold	399	63	199	14
Prepaid Expenses and Other Assets	12	16	5	7

Total Assets	630,975	109,292	41,501	48,769

LIABILITIES:
Payables:
Investment Securities Purchased	1,194	—	519	239
Fund Shares Redeemed	1,417	11	—	2
Due to Advisor	99	15	5	21
Accrued Expenses and Other Liabilities	108	56	38	74

Total Liabilities	2,818	82	562	336

NET ASSETS	$628,157	$109,210	$40,939	$48,433

Institutional Class Shares — based on net assets of $628,157; $109,210; $40,939 and $48,433 and shares outstanding of 58,085,439, 10,638,081, 4,070,499 and 4,750,795, respectively	$10.81	$10.27	$10.06	$10.19

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$601,152	$105,740	$39,539	$46,723

NET ASSETS CONSIST OF:
Paid-In Capital	$610,237	$108,279	$40,044	$47,904
Total Distributable Earnings (Loss)	17,920	931	895	529

NET ASSETS	$628,157	$109,210	$40,939	$48,433

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$6,415	$6,443	$5,357	$31,317
Income from Securities Lending	4	17	4	111

Total Investment Income	6,419	6,460	5,361	31,428

Expenses
Investment Management Fees	4,610	3,785	817	14,668
Accounting & Transfer Agent Fees	574	454	72	1,305
Custodian Fees	55	100	22	337
Filing Fees	111	74	24	141
Shareholders’ Reports	131	89	23	278
Directors’/Trustees’ Fees & Expenses	54	44	10	107
Professional Fees	41	33	8	84
Other	73	85	12	164

Total Expenses	5,649	4,664	988	17,084

Fees Paid Indirectly (Note C)	—	90	—	258

Net Expenses	5,649	4,574	988	16,826

Net Investment Income (Loss)	770	1,886	4,373	14,602

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	354	70,335	8,799	212,131
Foreign Currency Transactions	—	674	46	7,307
Forward Currency Contracts	—	(119,920)	(14,335)	(394,475)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(182)	117,221	15,785	332,993
Translation of Foreign Currency-Denominated Amounts	—	(565)	(34)	(577)
Forward Currency Contracts	—	(64,670)	(9,368)	(143,488)

Net Realized and Unrealized Gain (Loss)	172	3,075	893	13,891

Net Increase (Decrease) in Net Assets Resulting from Operations	$942	$4,961	$5,266	$28,493

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short-Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio#
Investment Income
Interest	$8,036	$2,188	$46,905	$33,310
Income from Securities Lending	—	—	—	28

Total Investment Income	8,036	2,188	46,905	33,338

Expenses
Investment Management Fees	1,513	1,683	2,638	6,337
Accounting & Transfer Agent Fees	159	250	538	601
Custodian Fees	50	14	28	83
Filing Fees	50	59	79	105
Shareholders’ Reports	29	49	100	121
Directors’/Trustees’ Fees & Expenses	15	16	48	54
Professional Fees	10	14	33	38
Previously Waived Fees Recovered by Advisor (Note C)	19	—	—	74
Other	18	28	65	65

Total Expenses	1,863	2,113	3,529	7,478

Fees Waived, Expenses Reimbursed by Advisor (Note C)	82	9	—	141
Fees Paid Indirectly (Note C)	44	—	—	—

Net Expenses	1,737	2,104	3,529	7,337

Net Investment Income (Loss)	6,299	84	43,376	26,001

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	23,782	(797)	20,169	22,020
Affiliated Investment Companies Shares Sold	—	—	—	(1)
Foreign Currency Transactions	750	—	—	755
Forward Currency Contracts	(54,068)	—	—	(40,943)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(34,203)	(9,885)	(280,877)	53,490
Translation of Foreign Currency-Denominated Amounts	109	—	—	(129)
Forward Currency Contracts	(27,625)	—	—	(36,149)

Net Realized and Unrealized Gain (Loss)	(91,255)	(10,682)	(260,708)	(957)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(84,956)	$(10,598)	$(217,332)	$25,044

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$30,110	$6,976	$28,976	$137,556
Income from Securities Lending	29	12	36	490

Total Investment Income	30,139	6,988	29,012	138,046

Expenses
Investment Management Fees	2,103	756	3,050	11,319
Accounting & Transfer Agent Fees	195	93	240	1,117
Custodian Fees	7	13	37	46
Filing Fees	57	32	108	189
Shareholders’ Reports	38	21	16	152
Directors’/Trustees’ Fees & Expenses	18	7	21	98
Professional Fees	15	6	13	65
Previously Waived Fees Recovered by Advisor (Note C)	19	15	—	268
Other	24	10	30	122

Total Expenses	2,476	953	3,515	13,376

Fees Waived, Expenses Reimbursed by Advisor (Note C)	40	112	—	270

Net Expenses	2,436	841	3,515	13,106

Net Investment Income (Loss)	27,703	6,147	25,497	124,940

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,759	3,531	12,548	55,883
Affiliated Investment Companies Shares Sold	—	(1)	(2)	(25)
Foreign Currency Transactions	—	136	605	(54)
Forward Currency Contracts	—	(4,886)	(33,975)	(4,736)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(74,156)	8,763	(407)	(378,530)
Affiliated Investment Companies Shares	(4)	—	(3)	(30)
Translation of Foreign Currency-Denominated Amounts	—	(18)	75	(38)
Forward Currency Contracts	—	(4,498)	(22,799)	(4,055)

Net Realized and Unrealized Gain (Loss)	(60,401)	3,027	(43,958)	(331,585)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,698)	$9,174	$(18,461)	$(206,645)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$7,699	—	—	—

Total Investment Income	7,699	—	—	—

Fund Investment Income
Interest	3,652	$3,856	$70,594	$9,912
Income from Securities Lending	12	—	—	17

Total Fund Investment Income	3,664	3,856	70,594	9,929

Expenses
Investment Management Fees	1,033	153	2,732	1,301
Accounting & Transfer Agent Fees	155	16	364	148
Custodian Fees	2	1	26	29
Filing Fees	57	24	75	26
Shareholders’ Reports	15	11	84	44
Directors’/Trustees’ Fees & Expenses	14	3	51	11
Professional Fees	3	3	31	8
Other	8	3	61	25

Total Expenses	1,287	214	3,424	1,592

Fees Waived, Expenses Reimbursed by Advisor (Note C)	951	—	—	—

Net Expenses	336	214	3,424	1,592

Net Investment Income (Loss)	11,027	3,642	67,170	8,337

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	19,554	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	279	8,632	—	3,672
Affiliated Investment Companies Shares Sold	(6)	—	—	(6)
Swap Contracts.	—	—	—	(1,212)
Foreign Currency Transactions	—	—	—	158
Forward Currency Contracts	—	—	—	(15,488)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,896	(26,712)	70,424	15,743
Affiliated Investment Companies Shares	(58,787)	—	—	5
Swap Contracts	—	—	—	37,567
Translation of Foreign Currency-Denominated Amounts.	—	—	—	(7)
Forward Currency Contracts	—	—	—	(6,151)

Net Realized and Unrealized Gain (Loss)	(33,064)	(18,080)	70,424	34,281

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,037)	$(14,438)	$137,594	$42,618

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
Investment Income
Interest	$8	$6,542	$1,047	$3,936

Total Investment Income	8	6,542	1,047	3,936

Expenses
Investment Management Fees	3	903	168	499
Accounting & Transfer Agent Fees	—	102	24	62
Custodian Fees	1	20	8	2
Filing Fees	—	28	11	24
Shareholders’ Reports	—	17	9	13
Directors’/Trustees’ Fees & Expenses	—	7	1	4
Professional Fees	—	5	1	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	51
Other	—	17	6	8

Total Expenses	4	1,099	228	666

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	28

Net Expenses.	4	1,099	228	638

Net Investment Income (Loss)	4	5,443	819	3,298

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(6)	—	(2)
Swap Contracts	—	792	—	—
Foreign Currency Transactions.	2	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	(524)	(3,608)	(571)	(2,611)
Swap Contracts.	(81)	34,141	5,809	—
Translation of Foreign Currency-Denominated Amounts	40	—	—	—
Forward Currency Contracts	188	—	—	—

Net Realized and Unrealized Gain (Loss)	(375)	31,319	5,238	(2,613)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(371)	$36,762	$6,057	$685

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
The Portfolio commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Short- Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$8,286	$17,008	$582	$4,940

Total Investment Income	8,286	17,008	582	4,940

Expenses
Investment Management Fees	2,255	1,888	125	905
Accounting & Transfer Agent Fees	243	213	9	122
Custodian Fees	15	11	—	7
Filing Fees	75	55	18	14
Shareholders’ Reports	37	31	33	18
Directors’/Trustees’ Fees & Expenses	20	16	2	8
Professional Fees	14	12	2	6
Organizational & Offering Costs.	—	—	31	—
Previously Waived Fees Recovered by Advisor (Note C)	—	7	10	—
Other	30	29	1	12

Total Expenses	2,689	2,262	231	1,092

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	87	—

Net Expenses	2,689	2,262	144	1,092

Net Investment Income (Loss)	5,597	14,746	438	3,848

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(149)	1	(8)	(741)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,922)	(10,522)	595	(1,505)

Net Realized and Unrealized Gain (Loss)	(4,071)	(10,521)	587	(2,246)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,526	$4,225	$1,025	$1,602

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest.	$4,164	$598	$242	$238

Total Investment Income	4,164	598	242	238

Expenses
Investment Management Fees	535	105	48	55
Accounting & Transfer Agent Fees	71	17	11	5
Custodian Fees	1	1	1	—
Filing Fees	17	11	9	4
Shareholders’ Reports	12	9	9	6
Directors’/Trustees’ Fees & Expenses	5	1	—	—
Professional Fees	3	1	—	—
Previously Waived Fees Recovered by Advisor (Note C)	37	4	1	21
Other	7	2	2	—

Total Expenses.	688	151	81	91

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5	20	19	21

Net Expenses	683	131	62	70

Net Investment Income (Loss)	3,481	467	180	168

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Investment Securities Sold**	—	5	1	(54)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(2,201)	(275)	(162)	(95)

Net Realized and Unrealized Gain (Loss)	(2,201)	(270)	(161)	(149)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,280	$197	$19	$19

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$770	$68,670	$1,886	$43,733	$4,373	$11,983	$14,602	$53,171
Net Realized Gain (Loss) on: Investment Securities Sold*,**	354	982	70,335	(20,377)	8,799	(6,461)	212,131	(68,018)
Affiliated Investment Companies Shares Sold	—	22	—	—	—	2	—	(8)
Foreign Currency Transactions	—	—	674	(2,533)	46	115	7,307	(12,648)
Forward Currency Contracts	—	—	(119,920)	(58,082)	(14,335)	(16,347)	(394,475)	(239,386)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency.	(182)	(3,740)	117,221	40,133	15,785	24,250	332,993	296,048
Affiliated Investment Companies Shares	—	(4)	—	—	—	(1)	—	(1)
Translation of Foreign Currency-Denominated Amounts	—	—	(565)	261	(34)	44	(577)	306
Forward Currency Contracts	—	—	(64,670)	62,888	(9,368)	10,648	(143,488)	190,190

Net Increase (Decrease) in Net Assets Resulting from Operations	942	65,930	4,961	66,023	5,266	24,233	28,493	219,654

Distributions:
Institutional Class Shares	(1,592)	(68,850)	(30,533)	(87,479)	(353)	(30,567)	(3,818)	(335,646)
Capital Share Transactions (1):
Shares Issued.	1,719,740	3,941,731	954,242	1,655,183	174,483	281,755	2,297,993	3,952,051
Shares Issued in Lieu of Cash Distributions	1,478	64,147	27,086	76,847	352	30,491	3,763	331,642
Shares Redeemed.	(1,867,249)	(4,765,606)	(648,644)	(1,907,560)	(101,655)	(411,009)	(2,004,075)	(6,434,968)

Net Increase (Decrease) from Capital Share Transactions	(146,031)	(759,728)	332,684	(175,530)	73,180	(98,763)	297,681	(2,151,275)

Total Increase (Decrease) in Net Assets.	(146,681)	(762,648)	307,112	(196,986)	78,093	(105,097)	322,356	(2,267,267)
Net Assets
Beginning of Period.	6,655,886	7,418,534	5,321,434	5,518,420	1,130,900	1,235,997	13,288,386	15,555,653

End of Period.	$6,509,205	$6,655,886	$5,628,546	$5,321,434	$1,208,993	$1,130,900	$13,610,742	$13,288,386

(1) Shares Issued and Redeemed:
Shares Issued.	166,965	382,449	95,823	165,867	17,820	29,212	210,911	365,108
Shares Issued in Lieu of Cash Distributions	143	6,228	2,725	7,762	36	3,186	346	30,908
Shares Redeemed	(181,286)	(462,425)	(65,117)	(191,528)	(10,391)	(42,829)	(183,925)	(594,289)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,178)	(73,748)	33,431	(17,899)	7,465	(10,431)	27,332	(198,273)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,299	$10,293	$84	$12,897	$43,376	$103,525	$26,001	$76,051
Net Realized Gain (Loss) on: Investment Securities Sold*,**	23,782	11,616	(797)	543	20,169	188,250	22,020	(12,624)
Affiliated Investment Companies Shares Sold.	—	—	—	—	—	—	(1)	10
Foreign Currency Transactions	750	20	—	—	—	—	755	516
Forward Currency Contracts	(54,068)	(63,182)	—	—	—	—	(40,943)	(85,854)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(34,203)	69,147	(9,885)	1,261	(280,877)	127,352	53,490	101,788
Affiliated Investment Companies Shares	—	—	—	—	—	—	—	(4)
Translation of Foreign Currency-Denominated Amounts	109	(60)	—	—	—	—	(129)	231
Forward Currency Contracts	(27,625)	38,139	—	—	—	—	(36,149)	44,615

Net Increase (Decrease) in Net Assets Resulting from Operations	(84,956)	65,973	(10,598)	14,701	(217,332)	419,127	25,044	124,729

Distributions:
Institutional Class Shares	(29,683)	(61,037)	—	(16,913)	(178,776)	(106,230)	(11,476)	(125,151)
Capital Share Transactions (1):
Shares Issued	482,333	714,742	279,131	1,413,234	1,397,930	2,091,544	1,559,125	2,148,804
Shares Issued in Lieu of Cash Distributions	28,857	59,290	—	16,492	175,913	104,227	11,062	122,157
Shares Redeemed.	(336,137)	(563,884)	(999,410)	(1,215,611)	(1,038,906)	(2,280,887)	(794,579)	(2,557,849)

Net Increase (Decrease) from Capital Share Transactions	175,053	210,148	(720,279)	214,115	534,937	(85,116)	775,608	(286,888)

Total Increase (Decrease) in Net Assets.	60,414	215,084	(730,877)	211,903	138,829	227,781	789,176	(287,310)
Net Assets
Beginning of Period.	1,702,457	1,487,373	2,518,761	2,306,858	5,838,968	5,611,187	6,246,736	6,534,046

End of Period.	$1,762,871	$1,702,457	$1,787,884	$2,518,761	$5,977,797	$5,838,968	$7,035,912	$6,246,736

(1) Shares Issued and Redeemed:
Shares Issued	45,682	67,517	26,481	133,644	105,909	153,647	141,824	197,554
Shares Issued in Lieu of Cash Distributions	2,694	5,751	—	1,563	13,198	7,712	1,007	11,281
Shares Redeemed	(32,306)	(53,523)	(94,805)	(115,031)	(78,805)	(167,856)	(72,288)	(236,085)

Net Increase (Decrease) from Shares Issued and Redeemed	16,070	19,745	(68,324)	20,176	40,302	(6,497)	70,543	(27,250)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate-				DFA Global
	Term Extended		DFA Targeted		Core Plus Fixed		DFA Investment Grade
	Quality Portfolio		Credit Portfolio		Income Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,703	$53,931	$6,147	$12,692	$25,497	$34,817	$124,940	$240,884
Net Realized Gain (Loss) on: Investment Securities Sold*,**	13,759	31,351	3,531	(5,876)	12,548	1,604	55,883	58,689
Affiliated Investment Companies Shares Sold	—	(13)	(1)	—	(2)	(13)	(25)	(166)
Foreign Currency Transactions	—	—	136	(25)	605	(205)	(54)	165
Forward Currency Contracts	—	—	(4,886)	(12,061)	(33,975)	(29,694)	(4,736)	(19,756)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(74,156)	43,455	8,763	16,189	(407)	67,367	(378,530)	392,132
Affiliated Investment Companies Shares	(4)	(5)	—	(3)	(3)	(2)	(30)	(23)
Translation of Foreign Currency-Denominated Amounts	—	—	(18)	26	75	(59)	(38)	39
Forward Currency Contracts	—	—	(4,498)	5,632	(22,799)	24,807	(4,055)	10,137

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,698)	128,719	9,174	16,574	(18,461)	98,622	(206,645)	682,101

Distributions:
Institutional Class Shares	(42,447)	(53,409)	(5,556)	(18,598)	(44,172)	(27,050)	(123,827)	(229,667)
Capital Share Transactions (1):
Shares Issued	439,772	894,761	160,517	297,392	782,774	1,278,169	3,014,189	4,131,499
Shares Issued in Lieu of Cash Distributions	40,450	50,165	5,384	17,968	44,138	27,049	121,873	226,392
Shares Redeemed	(257,272)	(601,591)	(112,895)	(261,032)	(357,670)	(529,427)	(1,323,843)	(3,491,018)

Net Increase (Decrease) from Capital Share Transactions	222,950	343,335	53,006	54,328	469,242	775,791	1,812,219	866,873

Total Increase (Decrease) in Net Assets	147,805	418,645	56,624	52,304	406,609	847,363	1,481,747	1,319,307
Net Assets
Beginning of Period.	2,131,021	1,712,376	818,911	766,607	2,368,742	1,521,379	11,162,601	9,843,294

End of Period	$2,278,826	$2,131,021	$875,535	$818,911	$2,775,351	$2,368,742	$12,644,348	$11,162,601

(1) Shares Issued and Redeemed:
Shares Issued.	37,640	77,622	15,726	29,617	72,408	120,914	254,150	351,037
Shares Issued in Lieu of Cash Distributions	3,450	4,356	529	1,788	4,038	2,619	10,294	19,533
Shares Redeemed	(22,066)	(52,978)	(11,067)	(26,150)	(33,025)	(51,353)	(111,823)	(301,834)

Net Increase (Decrease) from Shares Issued and Redeemed	19,024	29,000	5,188	5,255	43,421	72,180	152,621	68,736

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified				DFA Inflation-
	Fixed Income		DFA LTIP		Protected Securities		DFA Short-Duration
	Portfolio		Portfolio		Portfolio		Real Return Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,027	$19,855	$3,642	$4,270	$67,170	$76,256	$8,337	$23,552
Capital Gain Distributions Received from Investment Securities.	19,554	—	—	—	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold*,**	279	(357)	8,632	20,979	—	10,978	3,672	(7,195)
Affiliated Investment Companies Shares Sold	(6)	2,252	—	—	—	—	(6)	4
Swap Contracts	—	—	—	—	—	—	(1,212)	(10,398)

Foreign Currency Transactions	—	—	—	—	—	—	158	(320)
Forward Currency Contracts	—	—	—	—	—	—	(15,488)	(2,318)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,896	8,883	(26,712)	20,683	70,424	372,655	15,743	16,576
Affiliated Investment Companies Shares	(58,787)	27,503	—	—	—	—	5	(9)
Swap Contracts	—	—	—	—	—	—	37,567	3,898
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(7)	20
Forward Currency Contracts	—	—	—	—	—	—	(6,151)	5,352

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,037)	58,136	(14,438)	45,932	137,594	459,889	42,618	29,162

Distributions:
Institutional Class Shares	(11,492)	(18,821)	(18,361)	(3,208)	(65,072)	(57,432)	(11,481)	(37,127)
Capital Share Transactions (1):
Shares Issued.	624,587	786,152	88,313	144,835	1,404,515	1,982,544	346,125	467,499
Shares Issued in Lieu of Cash Distributions	11,490	18,817	18,361	3,208	64,108	56,270	11,228	36,198
Shares Redeemed	(205,901)	(381,156)	(51,680)	(115,132)	(685,559)	(1,706,524)	(305,211)	(586,975)

Net Increase (Decrease) from Capital Share Transactions	430,176	423,813	54,994	32,911	783,064	332,290	52,142	(83,278)

Total Increase (Decrease) in Net Assets	396,647	463,128	22,195	75,635	855,586	734,747	83,279	(91,243)
Net Assets
Beginning of Period	1,528,078	1,064,950	290,675	215,040	5,622,483	4,887,736	1,393,554	1,484,797

End of Period.	$1,924,725	$1,528,078	$312,870	$290,675	$6,478,069	$5,622,483	$1,476,833	$1,393,554

(1) Shares Issued and Redeemed:
Shares Issued.	60,852	76,437	7,719	12,395	106,834	157,067	34,109	47,262
Shares Issued in Lieu of Cash Distributions	1,115	1,857	1,558	278	4,891	4,474	1,115	3,664
Shares Redeemed	(20,060)	(37,246)	(4,546)	(10,037)	(52,201)	(136,993)	(30,025)	(59,889)

Net Increase (Decrease) from Shares Issued and Redeemed	41,907	41,048	4,731	2,636	59,524	24,548	5,199	(8,963)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global			DFA California
	Core Plus Real	DFA Municipal Real		Municipal Real		DFA Municipal
	Return Portfolio	Return Portfolio		Return Portfolio		Bond Portfolio
	Period
	Apr 26,
	2021	Six Months	Year	Six Months	Year	Six Months	Year
	to	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2021	2021	2020	2021	2020	2021	2020
	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4	$5,443	$12,714	$819	$1,775	$3,298	$7,333
Net Realized Gain (Loss) on: Investment Securities Sold*,**	—	(6)	2,257	—	(208)	(2)	(418)
Swap Contracts	—	792	(6,402)	—	(2,167)	—	—
Foreign Currency Transactions	2	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(524)	(3,608)	13,018	(571)	1,733	(2,611)	7,587
Swap Contracts	(81)	34,141	1,262	5,809	794	—	—
Translation of Foreign Currency-Denominated Amounts	40	—	—	—	—	—	—
Forward Currency Contracts.	188	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(371)	36,762	22,849	6,057	1,927	685	14,502

Distributions:
Institutional Class Shares	—	(5,385)	(12,801)	(776)	(1,824)	(3,264)	(7,369)
Return of Capital.	—	—	—	—	(44)	—	—

Total Distributions	—	(5,385)	(12,801)	(776)	(1,868)	(3,264)	(7,369)

Capital Share Transactions (1):
Shares Issued.	136,576	176,641	371,317	27,709	80,234	165,111	184,158
Shares Issued in Lieu of Cash Distributions	—	5,379	12,787	776	1,868	3,247	7,325
Shares Redeemed.	(48)	(105,029)	(421,908)	(11,196)	(61,544)	(74,234)	(180,813)

Net Increase (Decrease) from Capital Share Transactions.	136,528	76,991	(37,804)	17,289	20,558	94,124	10,670

Total Increase (Decrease) in Net Assets	136,157	108,368	(27,756)	22,570	20,617	91,545	17,803
Net Assets
Beginning of Period	—	856,386	884,142	156,192	135,575	527,633	509,830

End of Period.	$136,157	$964,754	$856,386	$178,762	$156,192	$619,178	$527,633

(1) Shares Issued and Redeemed:
Shares Issued	13,658	16,904	37,070	2,691	8,083	15,749	17,643
Shares Issued in Lieu of Cash Distributions	—	516	1,276	75	186	310	702
Shares Redeemed	(5)	(10,039)	(42,955)	(1,083)	(6,330)	(7,075)	(17,449)

Net Increase (Decrease) from Shares Issued and Redeemed.	13,653	7,381	(4,609)	1,683	1,939	8,984	896

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio		DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Period Sep 30, 2020 to Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,597	$23,039	$14,746	$30,943	$438	$7	$3,848	$9,988
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(149)	(123)	1	(950)	(8)	—	(741)	(1,202)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(3,922)	1,179	(10,522)	36,549	595	(104)	(1,505)	(104)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,526	24,095	4,225	66,542	1,025	(97)	1,602	8,682

Distributions:
Institutional Class Shares	(5,080)	(23,645)	(14,646)	(30,959)	(398)	(2)	(2,951)	(10,276)
Return of Capital	—	—	—	—	—	—	—	(234)

Total Distributions.	(5,080)	(23,645)	(14,646)	(30,959)	(398)	(2)	(2,951)	(10,510)

Capital Share Transactions (1):
Shares Issued.	429,327	1,175,347	338,068	618,097	121,495	86,233	137,147	312,860
Shares Issued in Lieu of Cash Distributions	4,763	20,544	13,982	29,729	393	2	2,853	9,989
Shares Redeemed.	(525,646)	(1,181,386)	(220,921)	(709,003)	(5,543)	(686)	(255,064)	(512,377)

Net Increase (Decrease) from Capital Share Transactions	(91,556)	14,505	131,129	(61,177)	116,345	85,549	(115,064)	(189,528)

Total Increase (Decrease) in Net Assets	(95,110)	14,955	120,708	(25,594)	116,972	85,450	(116,413)	(191,356)
Net Assets
Beginning of Period.	2,633,204	2,618,249	2,044,065	2,069,659	85,450	—	1,036,970	1,228,326

End of Period.	$2,538,094	$2,633,204	$2,164,773	$2,044,065	$202,422	$85,450	$920,557	$1,036,970

(1) Shares Issued and Redeemed:
Shares Issued.	42,151	115,265	31,945	58,952	12,100	8,625	13,321	30,376
Shares Issued in Lieu of Cash Distributions	468	2,016	1,324	2,827	39	—	277	969
Shares Redeemed	(51,601)	(115,956)	(20,885)	(68,033)	(552)	(69)	(24,785)	(49,795)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,982)	1,325	12,384	(6,254)	11,587	8,556	(11,187)	(18,450)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,481	$7,481	$467	$1,233	$180	$710	$168	$286
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	(257)	5	(128)	1	395	(54)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,201)	6,748	(275)	224	(162)	406	(95)	723

Net Increase (Decrease) in Net Assets Resulting from Operations	1,280	13,972	197	1,329	19	1,511	19	905

Distributions:
Institutional Class Shares.	(3,291)	(7,659)	(470)	(1,253)	(361)	(730)	(108)	(290)
Return of Capital.	—	(69)	—	—	—	—	—	(9)

Total Distributions.	(3,291)	(7,728)	(470)	(1,253)	(361)	(730)	(108)	(299)

Capital Share Transactions (1):
Shares Issued.	111,310	187,912	21,892	44,688	6,233	18,722	10,701	20,069
Shares Issued in Lieu of Cash Distributions	3,252	7,612	470	1,253	361	730	108	298
Shares Redeemed	(53,261)	(152,332)	(23,007)	(57,058)	(3,416)	(56,269)	(1,700)	(4,704)

Net Increase (Decrease) from Capital Share Transactions	61,301	43,192	(645)	(11,117)	3,178	(36,817)	9,109	15,663

Total Increase (Decrease) in Net Assets	59,290	49,436	(918)	(11,041)	2,836	(36,036)	9,020	16,269
Net Assets
Beginning of Period.	568,867	519,431	110,128	121,169	38,103	74,139	39,413	23,144

End of Period.	$628,157	$568,867	$109,210	$110,128	$40,939	$38,103	$48,433	$39,413

(1) Shares Issued and Redeemed:
Shares Issued.	10,254	17,550	2,127	4,339	618	1,851	1,047	1,988
Shares Issued in Lieu of Cash Distributions	300	705	46	122	36	72	11	29
Shares Redeemed	(4,910)	(14,271)	(2,235)	(5,570)	(338)	(5,545)	(166)	(471)

Net Increase (Decrease) from Shares Issued and Redeemed.	5,644	3,984	(62)	(1,109)	316	(3,622)	892	1,546

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.30		$10.31	$10.24	$10.29	$10.31	$10.32	$10.00		$10.03	$9.95	$9.99	$9.99	$9.96
Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.10	0.23	0.18	0.11	0.07	—		0.08	0.18	0.17	0.12	0.08
Net Gains (Losses) on Securities (Realized and
Unrealized)	—		(0.01)	0.06	(0.06)	(0.02)	—	0.01		0.04	0.15	(0.08)	(0.03)	—
Total from Investment Operations	—		0.09	0.29	0.12	0.09	0.07	0.01		0.12	0.33	0.09	0.09	0.08

Less Distributions:
Net Investment Income	(—)		(0.10)	(0.22)	(0.17)	(0.11)	(0.07)	(0.06)		(0.15)	(0.25)	(0.13)	(0.09)	(0.05)
Net Realized Gains	—		—	—	—	—	(0.01)	—		—	—	—	—	—
Total Distributions	—		(0.10)	(0.22)	(0.17)	(0.11)	(0.08)	(0.06)		(0.15)	(0.25)	(0.13)	(0.09)	(0.05)
Net Asset Value, End of Period	$10.30		$10.30	$10.31	$10.24	$10.29	$10.31	$9.95		$10.00	$10.03	$9.95	$9.99	$9.99

Total Return	0.02	%(B)	0.84%	2.90%	1.22%	0.86%	0.70%	0.07	%(B)	1.23%	3.42%	0.87%	0.95%	0.81%

Net Assets, End of Period (thousands)	$6,509,205		$6,655,886	$7,418,534	$7,970,071	$7,458,011	$6,985,789	$5,628,546		$5,321,434	$5,518,420	$5,590,939	$5,201,650	$4,724,757
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%	0.17	%(C)	0.18%	0.18%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.02	%(C)	0.95%	2.22%	1.76%	1.08%	0.69%	0.07	%(C)	0.80%	1.83%	1.73%	1.21%	0.79%
Portfolio Turnover Rate	28	%(B)	83%	30%	68%	86%	64%	38	%(B)	51%	59%	81%	121%	87%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.76		$9.79	$9.60	$9.66	$9.72	$9.41	$10.89		$10.96	$10.90	$11.03	$11.16	$11.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.10	0.15	0.15	0.17	0.17	0.01		0.04	0.07	0.11	0.18	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.11	0.34	(0.04)	(0.08)	0.24	0.01		0.14	0.44	(0.07)	(0.08)	0.10

Total from Investment Operations	0.04		0.21	0.49	0.11	0.09	0.41	0.02		0.18	0.51	0.04	0.10	0.28

Less Distributions:
Net Investment Income	(—)		(0.24)	(0.30)	(0.17)	(0.15)	(0.10)	(—)		(0.25)	(0.45)	(0.16)	(0.19)	(0.17)
Net Realized Gains	—		—	—	—	—	—	—		—	—	(0.01)	(0.04)	(0.03)

Total Distributions	—		(0.24)	(0.30)	(0.17)	(0.15)	(0.10)	—		(0.25)	(0.45)	(0.17)	(0.23)	(0.20)

Net Asset Value, End of Period	$9.80		$9.76	$9.79	$9.60	$9.66	$9.72	$10.91		$10.89	$10.96	$10.90	$11.03	$11.16

Total Return	0.44	%(B)	2.20%	5.29%	1.12%	1.00%	4.44%	0.21	%(B)	1.64%	4.88%	0.38%	0.95%	2.63%
Net Assets, End of Period (thousands)	$1,208,993		$1,130,900	$1,235,997	$1,210,704	$1,137,725	$988,751	$13,610,742		$13,288,386	$15,555,653	$15,130,986	$14,085,116	$12,597,375
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%	0.25	%(C)	0.26%	0.28%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.17%	0.18%	0.17%	0.17%	0.17%	0.26	%(C)	0.27%	0.29%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	0.75	%(C)	1.01%	1.60%	1.62%	1.77%	1.75%	0.22	%(C)	0.38%	0.63%	1.03%	1.66%	1.60%
Portfolio Turnover Rate	34	%(B)	45%	62%	63%	52%	54%	53	%(B)	47%	46%	67%	69%	41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended Ended		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.85		$10.85	$10.45	$10.22	$10.37	$10.48	$10.56		$10.57	$10.38	$10.59	$10.75	$10.75
Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.07	0.09	0.10	0.10	0.11	—		0.06	0.20	0.16	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.52)		0.37	1.08	0.15	0.02	0.50	(0.05)		0.01	0.19	(0.22)	(0.13)	0.04

Total from Investment Operations	(0.48)		0.44	1.17	0.25	0.12	0.61	(0.05)		0.07	0.39	(0.06)	(0.01)	0.15

Less Distributions:
Net Investment Income	(0.09)		(0.33)	(0.73)	(0.02)	(0.25)	(0.71)	—		(0.08)	(0.20)	(0.15)	(0.12)	(0.11)
Net Realized Gains	(0.09)		(0.11)	(0.04)	—	(0.02)	(0.01)	—		—	—	—	(0.03)	(0.04)

Total Distributions	(0.18)		(0.44)	(0.77)	(0.02)	(0.27)	(0.72)	—		(0.08)	(0.20)	(0.15)	(0.15)	(0.15)

Net Asset Value, End of Period	$10.19		$10.85	$10.85	$10.45	$10.22	$10.37	$10.51		$10.56	$10.57	$10.38	$10.59	$10.75

Total Return	(4.50	%)(B)	4.28%	11.92%	2.42%	1.31%	6.26%	(0.47	%)(B)	0.63%	3.75%	(0.60%)	(0.10%)	1.40%

Net Assets, End of Period (thousands)	$1,762,871		$1,702,457	$1,487,373	$1,126,037	$933,640	$772,664	$1,787,884		$2,518,761	$2,306,858	$2,304,374	$2,221,841	$2,094,510
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.19%	0.20%	0.20%	0.20%	0.20%	0.20	%(C)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.22%	0.22%	0.21%	0.21%	0.22%	0.20	%(C)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.71	%(C)	0.66%	0.85%	0.94%	1.04%	1.09%	0.01	%(C)	0.52%	1.92%	1.52%	1.17%	1.02%
Portfolio Turnover Rate	21	%(B)	41%	49%	37%	51%	48%	44	%(B)	85%	58%	30%	34%	51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.72		$12.99	$11.88	$12.45	$12.86	$12.67	$10.97		$10.95	$10.68	$10.85	$10.90	$10.82

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.25	0.29	0.27	0.26	0.26	0.04		0.13	0.19	0.19	0.20	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		0.74	1.10	(0.57)	(0.39)	0.24	0.01		0.10	0.35	(0.16)	(0.07)	0.10

Total from Investment Operations	(0.47)		0.99	1.39	(0.30)	(0.13)	0.50	0.05		0.23	0.54	0.03	0.13	0.29

Less Distributions:
Net Investment Income	(0.07)		(0.26)	(0.28)	(0.26)	(0.25)	(0.25)	(0.02)		(0.21)	(0.27)	(0.19)	(0.18)	(0.19)
Net Realized Gains	(0.34)		—	—	(0.01)	(0.03)	(0.06)	—		—	—	(0.01)	—	(0.02)

Total Distributions	(0.41)		(0.26)	(0.28)	(0.27)	(0.28)	(0.31)	(0.02)		(0.21)	(0.27)	(0.20)	(0.18)	(0.21)

Net Asset Value, End of Period	$12.84		$13.72	$12.99	$11.88	$12.45	$12.86	$11.00		$10.97	$10.95	$10.68	$10.85	$10.90

Total Return	(3.51	%)(B)	7.67%	11.81%	(2.44%)	(0.93%)	3.95%	0.45	%(B)	2.13%	5.11%	0.22%	1.19%	2.70%

Net Assets, End of Period (thousands)	$5,977,797		$5,838,968	$5,611,187	$4,964,670	$4,629,841	$3,811,636	$7,035,912		$6,246,736	$6,534,046	$5,650,059	$5,559,764	$4,723,470
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.12%	0.22	%(C)	0.23%	0.23%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.48	%(C)	1.85%	2.28%	2.22%	2.06%	2.01%	0.78	%(C)	1.20%	1.73%	1.76%	1.85%	1.77%
Portfolio Turnover Rate	12	%(B)	45%	25%	16%	12%	17%	28	%(B)	40%	51%	27%	23%	25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio									DFA Targeted Credit Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.79		$11.29	$10.11	$10.85	$10.97	$10.67	$10.18		$10.19	$9.80	$10.06	$10.08	$9.96

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.32	0.35	0.33	0.33	0.32	0.07		0.16	0.21	0.22	0.22	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.30)		0.50	1.17	(0.71)	(0.11)	0.37	0.04		0.07	0.42	(0.24)	(0.03)	0.12

Total from Investment Operations	(0.15)		0.82	1.52	(0.38)	0.22	0.69	0.11		0.23	0.63	(0.02)	0.19	0.33

Less Distributions:
Net Investment Income	(0.14)		(0.32)	(0.34)	(0.33)	(0.32)	(0.34)	(0.07)		(0.24)	(0.24)	(0.22)	(0.21)	(0.21)
Net Realized Gains	(0.09)		—	—	(0.03)	(0.02)	(0.05)	—		(—)	—	(0.02)	—	—

Total Distributions	(0.23)		(0.32)	(0.34)	(0.36)	(0.34)	(0.39)	(0.07)		(0.24)	(0.24)	(0.24)	(0.21)	(0.21)

Net Asset Value, End of Period.	$11.41		$11.79	$11.29	$10.11	$10.85	$10.97	$10.22		$10.18	$10.19	$9.80	$10.06	$10.08

Total Return	(1.35	%)(B)	7.37%	15.27%	(3.53%)	2.05%	6.61%	1.07	%(B)	2.32%	6.51%	(0.18%)	1.94%	3.39%

Net Assets, End of Period (thousands)	$2,278,826		$2,131,021	$1,712,376	$1,782,191	$1,804,891	$1,414,041	$875,535		$818,911	$766,607	$651,780	$514,588	$356,579
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22	%(C)	0.23%	0.23%	0.22%	0.22%	0.22%	0.22	%(C)	0.23%	0.24%	0.23%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.50	%(C)	2.80%	3.25%	3.21%	3.03%	2.99%	1.46	%(C)	1.61%	2.12%	2.25%	2.25%	2.06%
Portfolio Turnover Rate	9	%(B)	42%	19%	24%	18%	28%	21	%(B)	35%	17%	19%	41%	21%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio								DFA Investment Grade Portfolio
					Period
	Six Months		Year	Year	Jan 11,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	2018 to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018		2021		2020	2019	2018	2017	2016
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period.	$10.91		$10.50	$9.89	$10.00		$11.96		$11.38	$10.38	$10.90	$11.04	$10.80

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.20	0.20	0.15		0.12		0.28	0.29	0.27	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized) .	(0.17)		0.39	0.96	(0.21)		(0.32)		0.57	1.00	(0.53)	(0.16)	0.25

Total from Investment Operations	(0.06)		0.59	1.16	(0.06)		(0.20)		0.85	1.29	(0.26)	0.09	0.49

Less Distributions:
Net Investment Income	(0.17)		(0.18)	(0.55)	(0.05)		(0.12)		(0.27)	(0.29)	(0.26)	(0.23)	(0.22)
Net Realized Gains	(0.03)		—	—	—		(—)		—	—	—	—	(0.03)

Total Distributions	(0.20)		(0.18)	(0.55)	(0.05)		(0.12)		(0.27)	(0.29)	(0.26)	(0.23)	(0.25)

Net Asset Value, End of Period	$10.65		$10.91	$10.50	$9.89		$11.64		$11.96	$11.38	$10.38	$10.90	$11.04
Total Return	(0.64	%)(B)	5.69%	12.33%	(0.56	%)(B)	(1.66	%)(B)	7.54%	12.60%	(2.38%)	0.86%	4.62%
Net Assets, End of Period (thousands)	$2,775,351		$2,368,742	$1,521,379	$592,325		$12,644,348		$11,162,601	$9,843,294	$8,638,793	$8,185,290	$6,193,789
Ratio of Expenses to Average Net Assets *	0.28	%(C)	0.29%	0.30%	0.30	%(C)(D)(E)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.28	%(C)	0.29%	0.30%	0.31	%(C)(D)(E)	0.22	%(C)	0.23%	0.23%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.01	%(C)	1.90%	1.99%	1.82	%(C)(E)	2.10	%(C)	2.38%	2.69%	2.55%	2.32%	2.20%
Portfolio Turnover Rate	6	%(B)	32%	14%	68	%(B)	8	%(B)	22%	21%	15%	18%	7%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	0.01%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio												DFA LTIP Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Period Aug 10, 2016 to Oct 31, 2016		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$10.00		$9.47		$9.76		$9.92		$10.00		$12.16		$10.11	$8.47	$9.31	$9.81	$8.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.17		0.22		0.19		0.15		0.02		0.14		0.20	0.24	0.33	0.25	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.20)		0.35		0.53		(0.29)		(0.16)		(0.08)		(0.64)		1.99	1.66	(0.83)	(0.50)	1.03

Total from Investment Operations	(0.13)		0.52		0.75		(0.10)		(0.01)		(0.06)		(0.50)		2.19	1.90	(0.50)	(0.25)	1.29

Less Distributions:
Net Investment Income	(0.06)		(0.16)		(0.22)		(0.19)		(0.15)		(0.02)		(0.09)		(0.14)	(0.22)	(0.34)	(0.24)	(0.15)
Net Realized Gains	(0.01)		—		—		(—)		—		—		(0.65)		—	(0.04)	—	(0.01)	—

Total Distributions	(0.07)		(0.16)		(0.22)		(0.19)		(0.15)		(0.02)		(0.74)		(0.14)	(0.26)	(0.34)	(0.25)	(0.15)

Net Asset Value, End of Period	$10.16		$10.36		$10.00		$9.47		$9.76		$9.92		$10.92		$12.16	$10.11	$8.47	$9.31	$9.81

Total Return	(1.24	%)(B)	5.26%		7.97%		(1.05%)		(0.05%)		(0.64	%)(B)	(4.52	%)(B)	21.75%	22.69%	(5.73%)	(2.52%)	14.90%

Net Assets, End of Period (thousands) .	$1,924,725		$1,528,078		$1,064,950		$796,296		$530,016		$112,561		$312,870		$290,675	$215,040	$168,648	$124,591	$63,267
Ratio of Expenses to Average Net Assets *	0.15	%(C)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(C)(D)(E)	0.14	%(C)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.26	%(C)(D)	0.27	%(D)	0.27	%(D)	0.26	%(D)	0.29	%(D)	0.45	%(C)(D)(E)	0.14	%(C)	0.14%	0.15%	0.14%	0.14%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.28	%(C)	1.61%		2.21%		1.93%		1.56%		0.91	%(C)(E)	2.38	%(C)	1.71%	2.52%	3.52%	2.75%	2.76%
Portfolio Turnover Rate	3	%(B)	12%		3%		3%		5%		N/A		36	%(B)	65%	38%	53%	2%	4%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11	%(C)	0.11%		0.12%		0.11%		0.11%		0.11%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.05		$12.03	$11.25	$11.79	$12.09	$11.54	$10.05		$10.06	$9.92	$10.02	$10.02	$9.79

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.19	0.25	0.35	0.25	0.16	0.06		0.17	0.20	0.18	0.17	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16		0.97	0.78	(0.52)	(0.29)	0.53	0.23		0.07	0.20	(0.11)	(0.03)	0.18

Total from Investment Operations	0.30		1.16	1.03	(0.17)	(0.04)	0.69	0.29		0.24	0.40	0.07	0.14	0.35

Less Distributions:
Net Investment Income	(0.10)		(0.13)	(0.25)	(0.37)	(0.23)	(0.13)	(0.08)		(0.25)	(0.26)	(0.17)	(0.14)	(0.12)
Net Realized Gains	(0.04)		(0.01)	—	—	(0.03)	(0.01)	—		—	—	—	—	—

Total Distributions	(0.14)		(0.14)	(0.25)	(0.37)	(0.26)	(0.14)	(0.08)		(0.25)	(0.26)	(0.17)	(0.14)	(0.12)
Net Asset Value, End of Period	$13.21		$13.05	$12.03	$11.25	$11.79	$12.09	$10.26		$10.05	$10.06	$9.92	$10.02	$10.02

Total Return	2.33	%(B)	9.69%	9.16%	(1.53%)	(0.26%)	5.96%	2.92	%(B)	2.43%	4.16%	0.70%	1.42%	3.67%

Net Assets, End of Period (thousands)	$6,478,069		$5,622,483	$4,887,736	$4,491,326	$4,359,301	$3,514,067	$1,476,833		$1,393,554	$1,484,797	$1,441,718	$1,130,418	$914,956
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%	0.22	%(C)	0.23%	0.24%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%	0.22	%(C)	0.23%	0.24%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.21	%(C)	1.49%	2.13%	3.01%	2.14%	1.35%	1.15	%(C)	1.68%	1.98%	1.78%	1.72%	1.68%
Portfolio Turnover Rate	0	%(B)	15%	28%	24%	16%	19%	33	%(B)	44%	42%	39%	35%	62%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio		DFA Municipal Real Return Portfolio
	Period Apr 26, 2021 to Apr 30, 2021		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period.	$10.00		$10.21		$9.99	$9.71	$9.94	$9.93	$9.72

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.06		0.15	0.16	0.15	0.13	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)		0.36		0.22	0.28	(0.23)	0.01	0.21

Total from Investment Operations	(0.03)		0.42		0.37	0.44	(0.08)	0.14	0.33

Less Distributions:
Net Investment Income	—		(0.06)		(0.15)	(0.16)	(0.15)	(0.13)	(0.12)

Total Distributions	—		(0.06)		(0.15)	(0.16)	(0.15)	(0.13)	(0.12)

Net Asset Value, End of Period	$9.97		$10.57		$10.21	$9.99	$9.71	$9.94	$9.93

Total Return	(0.30	%)(B)	4.14	%(B)	3.77%	4.56%	(0.86%)	1.42%	3.40%

Net Assets, End of Period (thousands)	$136,157		$964,754		$856,386	$884,142	$865,710	$716,821	$473,985
Ratio of Expenses to Average Net Assets	0.30	%(C)(E)	0.24	%(C)	0.24%	0.23%	0.23%	0.23%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly)	0.32	%(C)(E)	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.29	%(C)(E)	1.21	%(C)	1.51%	1.62%	1.51%	1.34%	1.19%
Portfolio Turnover Rate	0	%(B)	5	%(B)	34%	6%	8%	4%	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Municipal Real Return Portfolio							DFA Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Period Nov 1, 2017 to Oct 31, 2018		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.10		$10.02		$9.80	$10.00		$10.50		$10.33	$9.96	$10.18	$10.22	$10.12

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.12		0.15	0.13		0.06		0.15	0.15	0.14	0.12	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.32		0.08		0.21	(0.22)		(0.05)		0.17	0.37	(0.23)	(0.04)	0.10

Total from Investment Operations	0.37		0.20		0.36	(0.09)		0.01		0.32	0.52	(0.09)	0.08	0.22

Less Distributions:
Net Investment Income	(0.05)		(0.12	)(0.14)		(0.11)		(0.06)		(0.15)	(0.15)	(0.13)	(0.12)	(0.12)
Return of Capital	—		(0.00	)*	—	—		—		—	—	—	—	—
Total Distributions	(0.05)		(0.12	)(0.14)		(0.11)		(0.06)		(0.15)	(0.15)	(0.13)	(0.12)	(0.12)

Net Asset Value, End of Period.	$10.42		$10.10		$10.02	$9.80		$10.45		$10.50	$10.33	$9.96	$10.18	$10.22

Total Return	3.64	%(B)	2.04%		3.73%	(0.86	%)(B)	0.10	%(B)	3.11%	5.28%	(0.84%)	0.76%	2.22%

Net Assets, End of Period (thousands)	$178,762		$156,192		$135,575	$122,368		$619,178		$527,633	$509,830	$453,447	$351,938	$220,721
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.27%		0.28%	0.30	%(C)(E)	0.23	%(C)	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly)	0.27	%(C)	0.28%		0.29%	0.32	%(C)(E)	0.23	%(C)	0.23%	0.25%	0.24%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	0.97	%(C)	1.19%		1.46%	1.31	%(C)(E)	1.19	%(C)	1.43%	1.51%	1.38%	1.17%	1.13%
Portfolio Turnover Rate	2	%(B)	21%		12%	2	%(B)	9	%(B)	33%	13%	11%	8%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio							DFA Intermediate-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.18	$10.10	$10.18	$10.21	$10.24	$10.58		$10.38	$9.93	$10.19	$10.25	$10.17

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.09	0.12	0.11	0.10	0.09	0.07		0.16	0.16	0.15	0.14	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)		0.01	0.08	(0.08)	(0.03)	(0.02)	(0.05)		0.20	0.45	(0.26)	(0.06)	0.09

Total from Investment Operations	—		0.10	0.20	0.03	0.07	0.07	0.02		0.36	0.61	(0.11)	0.08	0.23

Less Distributions:
Net Investment Income	(0.02)		(0.09)	(0.12)	(0.11)	(0.10)	(0.10)	(0.07)		(0.16)	(0.16)	(0.15)	(0.14)	(0.15)

Total Distributions	(0.02)		(0.09)	(0.12)	(0.11)	(0.10)	(0.10)	(0.07)		(0.16)	(0.16)	(0.15)	(0.14)	(0.15)

Net Asset Value, End of Period	$10.17		$10.19	$10.18	$10.10	$10.18	$10.21	$10.53		$10.58	$10.38	$9.93	$10.19	$10.25

Total Return	0.00	%(B)	1.02%	2.03%	0.28%	0.67%	0.68%	0.22	%(B)	3.47%	6.17%	(1.08%)	0.75%	2.23%

Net Assets, End of Period (thousands)	$2,538,094		$2,633,204	$2,618,249	$2,553,257	$2,531,941	$2,103,981	$2,164,773		$2,044,065	$2,069,659	$1,782,680	$1,667,648	$1,264,647
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.23%	0.22%	0.22%	0.22%	0.22	%(C)	0.23%	0.23%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.22%	0.23%	0.22%	0.22%	0.22%	0.22	%(C)	0.23%	0.23%	0.22%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.45	%(C)	0.88%	1.22%	1.08%	0.96%	0.92%	1.41	%(C)	1.50%	1.57%	1.51%	1.35%	1.34%
Portfolio Turnover Rate	24	%(B)	140%	90%	31%	16%	11%	4	%(B)	31%	12%	6%	4%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selective State Municipal Bond Portfolio				DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021		Period Sep 30, 2020 Ʊ to Oct 31, 2020		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period.	$9.99		$10.00		$10.29		$10.30	$10.23	$10.31	$10.33	$10.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.03		—		0.04		0.09	0.12	0.11	0.09	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06		(0.01)		(0.02)		(0.01)	0.07	(0.09)	(0.02)	(0.01)

Total from Investment Operations	0.09		(0.01)		0.02		0.08	0.19	0.02	0.07	0.08

Less Distributions:
Net Investment Income	(0.03)		(—)		(0.03)		(0.09)	(0.12)	(0.10)	(0.09)	(0.09)
Return of Capital	—		—		—		(0.00)*	—	—	—	—

Total Distributions	(0.03)		—		(0.03)		(0.09)	(0.12)	(0.10)	(0.09)	(0.09)

Net Asset Value, End of Period	$10.05		$9.99		$10.28		$10.29	$10.30	$10.23	$10.31	$10.33

Total Return	0.88	%(B)	(0.10	%)(B)	0.20	%(B)	0.82%	1.88%	0.22%	0.68%	0.79%

Net Assets, End of Period (thousands)	$202,422		$85,450		$920,557		$1,036,970	$1,228,326	$1,185,733	$1,031,539	$880,209
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23	%(C)(E)	0.22	%(C)	0.22%	0.23%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.35	%(C)	0.34	%(C)(E)	0.22	%(C)	0.22%	0.24%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.70	%(C)	0.11	%(C)(E)	0.77	%(C)	0.87%	1.19%	1.02%	0.88%	0.84%
Portfolio Turnover Rate	0	%(B)	0	%(B)	9	%(B)	83%	97%	39%	19%	20%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio							DFA NY Municipal Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$10.85		$10.72	$10.33	$10.58	$10.62	$10.56	$10.29		$10.26	$10.10	$10.24	$10.25	$10.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.15	0.16	0.15	0.14	0.15	0.05		0.11	0.14	0.12	0.11	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)		0.13	0.38	(0.25)	(0.04)	0.07	(0.02)		0.03	0.15	(0.14)	(0.01)	0.12

Total from Investment Operations	0.02		0.28	0.54	(0.10)	0.10	0.22	0.03		0.14	0.29	(0.02)	0.10	0.23
Less Distributions:
Net Investment Income	(0.06)		(0.15)	(0.15)	(0.15)	(0.14)	(0.16)	(0.05)		(0.11)	(0.13)	(0.12)	(0.11)	(0.12)
Return of Capital	—		(0.00)*	—	—	—	—	—		—	—	—	—	—

Total Distributions	(0.06)		(0.15)	(0.15)	(0.15)	(0.14)	(0.16)	(0.05)		(0.11)	(0.13)	(0.12)	(0.11)	(0.12)

Net Asset Value, End of Period	$10.81		$10.85	$10.72	$10.33	$10.58	$10.62	$10.27		$10.29	$10.26	$10.10	$10.24	$10.25

Total Return	0.17	%(B)	2.66%	5.30%	(0.96%)	0.97%	2.10%	0.25	%(B)	1.39%	2.92%	(0.20%)	0.94%	2.29%

Net Assets, End of Period (thousands)	$628,157		$568,867	$519,431	$435,549	$347,302	$255,893	$109,210		$110,128	$121,169	$100,432	$91,204	$57,581
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.22%	0.23%	0.23%	0.23%	0.25	%(C)	0.24%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.23%	0.24%	0.23%	0.23%	0.23%	0.28	%(C)	0.28%	0.29%	0.25%	0.25%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.17	%(C)	1.38%	1.47%	1.45%	1.36%	1.42%	0.89	%(C)	1.07%	1.32%	1.20%	1.06%	1.10%
Portfolio Turnover Rate	1	%(B)	33%	19%	7%	7%	4%	20	%(B)	91%	40%	27%	15%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

								DFA Oregon
								Municipal
	DFA MN Municipal Bond Portfolio							Bond Portfolio
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jul 25, 2017 Ʊ to Oct 31, 2017		Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Period Sep 10, 2019 Ʊ to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.15		$10.05	$9.73	$9.95	$10.00		$10.21		$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.11	0.11	0.11	0.02		0.04		0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)		0.10	0.32	(0.22)	(0.05)		(0.04)		0.21	(0.01)

Total from Investment Operations	—		0.21	0.43	(0.11)	(0.03)		—		0.30	—
Less Distributions:
Net Investment Income	(0.04)		(0.11)	(0.11)	(0.11)	(0.02)		(0.02)		(0.09)	(—)
Net Realized Gains	(0.05)		—	—	—	—		—		—	—
Return of Capital	—		—	—	—	—		—		(0.00)*	—

Total Distributions	(0.09)		(0.11)	(0.11)	(0.11)	(0.02)		(0.02)		(0.09)	—

Net Asset Value, End of Period.	$10.06		$10.15	$10.05	$9.73	$9.95		$10.19		$10.21	$10.00

Total Return	0.05	%(B)	2.13%	4.47%	(1.16%)	(0.28	%)(B)	0.04	%(B)	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$40,939		$38,103	$74,139	$66,318	$61,259		$48,433		$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.30%	0.30%	0.32%	0.24	%(C)(E)	0.32	%(C)	0.29%	0.32	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.41	%(C)	0.37%	0.38%	0.38%	0.37	%(C)(E)	0.41	%(C)	0.87%	0.65	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	0.93	%(C)	1.05%	1.14%	1.09%	0.96	%(C)(E)	0.76	%(C)	0.87%	0.47	%(C)(E)
Portfolio Turnover Rate	14	%(B)	27%	14%	14%	N/A	(B)	3	%(B)	11%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and seven operational portfolios, of which twenty-eight (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2021, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/21
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	11%
	DFA Intermediate Government Fixed Income Portfolio	18%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA’s are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.14%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.22%
DFA World ex U.S. Government Fixed Income Portfolio	0.17%
DFA Short-Term Government Portfolio	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.19%
DFA Intermediate-Term Extended Quality Portfolio	0.19%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.24%
DFA Investment Grade Portfolio	0.19%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.24%
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.18%
DFA Short-Term Municipal Bond Portfolio	0.18%
DFA Intermediate-Term Municipal Bond Portfolio	0.18%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA California Short-Term Municipal Bond Portfolio	0.18%
DFA California Intermediate-Term Municipal Bond Portfolio	0.18%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the DFA Global Core Plus Real Return Portfolio will remain in effect through February 28, 2023, while the Fee Waiver Agreements for each of the other Portfolios will remain in effect through February 28, 2022. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$19	$82	$653
DFA Short-Term Government Portfolio (2)	0.20%	—	9	9
DFA Short-Term Extended Quality Portfolio (1)	0.22%	74	141	1,676
DFA Intermediate-Term Extended Quality Portfolio (1)	0.22%	19	40	363
DFA Targeted Credit Portfolio (1)	0.20%	15	112	729
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—
DFA Investment Grade Portfolio (4)	0.22%	268	270	1,566
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	951	3,982
DFA LTIP Portfolio (1)	0.15%	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5) .	0.24%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.30%	—	—	—
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (3)	0.30%	—	—	—
DFA Municipal Bond Portfolio (1)	0.23%	51	28	136
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	7	—	—
DFA Selective State Municipal Bond Portfolio (1)	0.23%	10	87	90
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	37	5	36
DFA NY Municipal Bond Portfolio (1)	0.25%	4	20	106
DFA MN Municipal Bond Portfolio (1)	0.32%	1	19	108
DFA Oregon Municipal Bond Portfolio (1)	0.32%	21	21	188

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$90
DFA Five-Year Global Fixed Income Portfolio	258
DFA World ex U.S. Government Fixed Income Portfolio	44

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $87 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$356
DFA Two-Year Global Fixed Income Portfolio	282
DFA Selectively Hedged Global Fixed Income Portfolio	33
DFA Five-Year Global Fixed Income Portfolio	364

DFA World ex U.S. Government Fixed Income Portfolio	$23
DFA Short-Term Government Portfolio	78
DFA Intermediate Government Fixed Income Portfolio	146
DFA Short-Term Extended Quality Portfolio	126
DFA Intermediate-Term Extended Quality Portfolio	40
DFA Targeted Credit Portfolio	10
DFA Global Core Plus Fixed Income Portfolio	18
DFA Investment Grade Portfolio	159
DFA Diversified Fixed Income Portfolio	15
DFA LTIP Portfolio	3
DFA Inflation-Protected Securities Portfolio	120
DFA Short-Duration Real Return Portfolio	21
DFA Global Core Plus Real Return Portfolio	—
DFA Municipal Real Return Portfolio	11
DFA California Municipal Real Return Portfolio	1
DFA Municipal Bond Portfolio	6
DFA Short-Term Municipal Bond Portfolio	83
DFA Intermediate-Term Municipal Bond Portfolio	30
DFA Selective State Municipal Bond Portfolio	1
DFA California Short-Term Municipal Bond Portfolio	26
DFA California Intermediate-Term Municipal Bond Portfolio	8
DFA NY Municipal Bond Portfolio	1
DFA MN Municipal Bond Portfolio	1
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$322,064	$730,036	$288,088	$342,660
DFA Two-Year Global Fixed Income Portfolio	308,400	162,669	986,362	1,184,247
DFA Selectively Hedged Global Fixed Income Portfolio	91,218	112,576	367,111	277,958
DFA Five-Year Global Fixed Income Portfolio	3,333,478	263,618	3,861,413	6,190,987
DFA World ex U.S. Government Fixed Income Portfolio	90,652	103,224	377,326	271,435
DFA Short-Term Government Portfolio	1,349,987	555,204	—	—
DFA Intermediate Government Fixed Income Portfolio	1,093,275	685,653	—	—
DFA Short-Term Extended Quality Portfolio	952,891	562,687	1,481,661	1,103,988
DFA Intermediate-Term Extended Quality Portfolio	27,533	30,901	375,065	162,703
DFA Targeted Credit Portfolio	23,574	15,663	189,707	154,707

	U.S. Government Securities		Other Investment Securities

	Purchases	Sales	Purchases	Sales
DFA Global Core Plus Fixed Income Portfolio	$3,738	$82	$538,793	$140,294
DFA Investment Grade Portfolio	1,947,095	122,576	812,400	774,615
DFA Diversified Fixed Income Portfolio	114,250	30,078	253,906	—
DFA LTIP Portfolio	148,272	109,517	—	—
DFA Inflation-Protected Securities Portfolio	703,736	—	—	—
DFA Short-Duration Real Return Portfolio	167,956	211,620	311,827	234,235
DFA Global Core Plus Real Return Portfolio	6,965	—	126,774	—
DFA Municipal Real Return Portfolio	—	—	124,654	42,288
DFA California Municipal Real Return Portfolio	—	—	19,323	3,254
DFA Municipal Bond Portfolio	—	—	146,518	51,524
DFA Short-Term Municipal Bond Portfolio	—	—	636,282	456,552
DFA Intermediate-Term Municipal Bond Portfolio	—	—	219,794	73,805
DFA Selective State Municipal Bond Portfolio	—	—	114,383	204
DFA California Short-Term Municipal Bond Portfolio	—	—	78,133	149,066
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	76,376	5,730
DFA NY Municipal Bond Portfolio	—	—	24,469	18,385
DFA MN Municipal Bond Portfolio	—	—	7,373	5,187
DFA Oregon Municipal Bond Portfolio	—	—	10,977	1,100

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$25,523	$599,891	$616,715	—	—	$8,699	752	$12	—

Total	$25,523	$599,891	$616,715	—	—	$8,699	752	$12	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$559	$251,854$	252,276	—	—	$137	12	$9	—

Total	$559	$251,854$	252,276	—	—	$137	12	$9	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$3,284	$74,859$	77,042	—	—	$1,101	95	$3	—

Total	$3,284	$74,859$	77,042	—	—	$1,101	95	$3	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$5,141	$1,308,092$	424,874	—	—	$888,359	76,781	$49	—

Total	$5,141	$1,308,092$	424,874	—	—	$888,359	76,781	$49	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$16,175	$393,132$	244,669	$(1)	—	$164,637	14,230	$20	—

Total	$16,175	$393,132$	244,669	$(1)	—	$164,637	14,230	$20	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$60,338	$162,784$	193,365	—	$(4)	$29,753	2,572	$23	—

Total	$60,338	$162,784$	193,365	—	$(4)	$29,753	2,572	$23	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$21,469	$37,410$	48,449	$(1)	—	$10,429	901	$6	—

Total	$21,469	$37,410$	48,449	$(1)	—	$10,429	901	$6	—

DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$41,025	$116,723$	107,463	$(2)	$(3)	$50,280	4,346	—	—

Total	$41,025	$116,723$	107,463	$(2)	$(3)	$50,280	4,346	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$400,297	$1,725,550	$1,409,179	$(25)	$(30)	$716,613	61,937	$265	—

Total	$400,297	$1,725,550	$1,409,179	$(25)	$(30)	$716,613	61,937	$265	—

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$761,005	$253,907	—	—	$(56,426)	$958,486	74,648	$4,974	$19,554
DFA Two-Year Global Fixed Income	455,234	121,451	—	—	(2,361)	574,324	57,721	2,726	—
The DFA Short Term Investment Fund	2	631,008	$479,667	$(6)	—	151,337	13,080	—	—

Total	$1,216,241	$1,006,366	$479,667	$(6)	$(58,787)	$1,684,147	145,449	$7,700	$19,554

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$79,380	$129,229	$197,551	$(6)	$5	$11,057	956	$11	—

Total	$79,380	$129,229	$197,551	$(6)	$5	$11,057	956	$11	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
DFA One-Year Fixed Income Portfolio
2019	$170,989	—	—	$170,989
2020	68,850	—	—	68,850
DFA Two-Year Global Fixed Income Portfolio
2019	141,446	—	—	141,446
2020	87,479	—	—	87,479
DFA Selectively Hedged Global Fixed Income Portfolio
2019	37,788	—	—	37,788
2020	30,567	—	—	30,567

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
DFA Five-Year Global Fixed Income Portfolio
2019	$619,058	—	—	$619,058
2020	335,646	—	—	335,646
DFA World ex U.S. Government Fixed Income Portfolio
2019	79,500	$4,329	—	83,829
2020	48,102	12,935	—	61,037
DFA Short-Term Government Portfolio
2019	44,098	—	—	44,098
2020	16,913	—	—	16,913
DFA Intermediate Government Fixed Income Portfolio
2019	116,094	—	—	116,094
2020	106,230	—	—	106,230
DFA Short-Term Extended Quality Portfolio
2019	142,314	—	—	142,314
2020	125,151	—	—	125,151
DFA Intermediate-Term Extended Quality Portfolio
2019	55,145	—	—	55,145
2020	53,409	—	—	53,409
DFA Targeted Credit Portfolio
2019	16,395	—	—	16,395
2020	18,526	72	—	18,598
DFA Global Core Plus Fixed Income Portfolio
2019	35,318	—	—	35,318
2020	27,050	—	—	27,050
DFA Investment Grade Portfolio
2019	241,381	—	—	241,381
2020	229,667	—	—	229,667
DFA Diversified Fixed Income Portfolio
2019	20,185	19	—	20,204
2020	18,821	—	—	18,821
DFA LTIP Portfolio
2019	4,624	829	—	5,453
2020	3,208	—	—	3,208
DFA Inflation-Protected Securities Portfolio
2019	96,788	—	—	96,788
2020	53,806	3,626	—	57,432
DFA Short-Duration Real Return Portfolio
2019	38,949	—	—	38,949
2020	37,128	—	—	37,128
DFA Municipal Real Return Portfolio
2019	—	—	$14,027	14,027
2020	—	—	12,801	12,801
DFA California Municipal Real Return Portfolio
2019	—	—	1,907	1,907

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
2020	—	—	$1,824	$1,824
DFA Municipal Bond Portfolio
2019	—	—	7,271	7,271
2020	—	—	7,369	7,369
DFA Short-Term Municipal Bond Portfolio
2019	—	—	32,120	32,120
2020	—	—	23,645	23,645
DFA Intermediate-Term Municipal Bond Portfolio
2019	—	—	30,101	30,101
2020	—	—	30,959	30,959
DFA Selective State Municipal Bond Portfolio
2020	—	—	2	2
DFA California Short-Term Municipal Bond Portfolio
2019	—	—	14,735	14,735
2020	—	—	10,276	10,276
DFA California Intermediate-Term Municipal Bond
Portfolio
2019	—	—	7,150	7,150
2020	—	—	7,660	7,660
DFA NY Municipal Bond Portfolio
2019	—	—	1,493	1,493
2020	—	—	1,253	1,253
DFA MN Municipal Bond Portfolio
2019	—	—	796	796
2020	—	—	730	730
DFA Oregon Municipal Bond Portfolio
2019	—	—	11	11
2020	—	—	289	289

*

Totals do not include distributions from return of capital during the year ended October 31, 2019, of $0, $0, $0 and $0, and during the year ended October 31, 2020, of $44, $234, $69 and $9, for the DFA California Municipal Real Return Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio, respectively.

The DFA Selective State Municipal Bond Portfolio commenced operations on September 30, 2020, and did not pay any distributions for the year ended October 31, 2019.

The DFA Global Core Plus Real Return Portfolio commenced operations on April 26, 2021, and did not pay any distributions for the years ended October 31, 2019 and October 31, 2020.

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(89)	—	$(89)
DFA Two-Year Global Fixed Income Portfolio	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio	—	—	—
DFA Short-Term Government Portfolio	—	—	—
DFA Intermediate Government Fixed Income Portfolio	(11,746)	$(18,561)	(30,307)
DFA Short-Term Extended Quality Portfolio	(95)	—	(95)
DFA Intermediate-Term Extended Quality Portfolio	(1,298)	(1,943)	(3,241)
DFA Targeted Credit Portfolio	(185)	—	(185)
DFA Global Core Plus Fixed Income Portfolio	(4,189)	—	(4,189)
DFA Investment Grade Portfolio	(11,697)	—	(11,697)
DFA Diversified Fixed Income Portfolio	(178)	—	(178)
DFA LTIP Portfolio	(482)	(3,793)	(4,275)
DFA Inflation-Protected Securities Portfolio	(7,204)	—	(7,204)
DFA Short-Duration Real Return Portfolio	(992)	—	(992)
DFA Municipal Real Return Portfolio	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—
DFA Municipal Bond Portfolio	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$1,042	—	$(11,659)	$1,318	$(9,299)
DFA Two-Year Global Fixed Income Portfolio	29,899	—	(19,373)	6,626	17,152
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	(77,522)	22,966	(54,556)
DFA Five-Year Global Fixed Income Portfolio	—	—	(113,708)	103,597	(10,111)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA World ex U.S. Government Fixed Income Portfolio	$16,896	$10,937	—	$84,343	$112,176
DFA Short-Term Government Portfolio	—	—	$(24,386)	663	(23,723)
DFA Intermediate Government Fixed Income Portfolio	14,199	130,969	—	370,770	515,938
DFA Short-Term Extended Quality Portfolio	2,246	—	(17,837)	82,037	66,446
DFA Intermediate-Term Extended Quality Portfolio	—	15,928	—	133,602	149,530
DFA Targeted Credit Portfolio	3,449	—	(4,757)	12,865	11,557
DFA Global Core Plus Fixed Income Portfolio	33,389	2,629	—	93,340	129,358
DFA Investment Grade Portfolio	40,132	—	—	848,886	889,018
DFA Diversified Fixed Income Portfolio	1,297	1,453	—	63,507	66,257
DFA LTIP Portfolio	1,283	15,345	—	41,662	58,290
DFA Inflation-Protected Securities Portfolio	17,135	18,151	—	511,342	546,628
DFA Short-Duration Real Return Portfolio	8,349	—	(28,375)	15,877	(4,149)
DFA Municipal Real Return Portfolio	—	—	(6,669)	29,567	22,898
DFA California Municipal Real Return Portfolio	—	—	(2,452)	3,140	688
DFA Municipal Bond Portfolio	—	—	(464)	17,416	16,952
DFA Short-Term Municipal Bond Portfolio	—	—	(298)	6,713	6,415
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(1,277)	91,814	90,537
DFA Selective State Municipal Bond Portfolio	—	—	—	(104)	(104)
DFA California Short-Term Municipal Bond Portfolio	—	—	(1,839)	5,221	3,382
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(391)	20,327	19,936
DFA NY Municipal Bond Portfolio	—	—	(138)	1,324	1,186
DFA MN Municipal Bond Portfolio	15	337	—	884	1,236
DFA Oregon Municipal Bond Portfolio	—	—	(105)	723	618

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$11,659	$11,659
DFA Two-Year Global Fixed Income Portfolio	19,373	19,373
DFA Selectively Hedged Global Fixed Income Portfolio	77,522	77,522
DFA Five-Year Global Fixed Income Portfolio	113,708	113,708
DFA World ex U.S. Government Fixed Income Portfolio	—	—
DFA Short-Term Government Portfolio	24,386	24,386
DFA Intermediate Government Fixed Income Portfolio	—	—
DFA Short-Term Extended Quality Portfolio	17,837	17,837
DFA Intermediate-Term Extended Quality Portfolio	—	—
DFA Targeted Credit Portfolio	4,757	4,757
DFA Global Core Plus Fixed Income Portfolio	—	—
DFA Investment Grade Portfolio	—	—
DFA Diversified Fixed Income Portfolio	—	—
DFA LTIP Portfolio	—	—
DFA Inflation-Protected Securities Portfolio	—	—
DFA Short-Duration Real Return Portfolio	28,375	28,375
DFA Municipal Real Return Portfolio	6,669	6,669
DFA California Municipal Real Return Portfolio	2,452	2,452
DFA Municipal Bond Portfolio	464	464
DFA Short-Term Municipal Bond Portfolio	298	298
DFA Intermediate-Term Municipal Bond Portfolio	1,277	1,277
DFA Selective State Municipal Bond Portfolio	—	—
DFA California Short-Term Municipal Bond Portfolio	1,839	1,839
DFA California Intermediate-Term Municipal Bond Portfolio	391	391
DFA NY Municipal Bond Portfolio	138	138
DFA MN Municipal Bond Portfolio	—	—
DFA Oregon Municipal Bond Portfolio	105	105

During the year ended October 31, 2020, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$930
DFA Two-Year Global Fixed Income Portfolio	2,709
DFA Five-Year Global Fixed Income Portfolio	32,257
DFA Short-Term Government Portfolio	543
DFA Intermediate Government Fixed Income Portfolio	22,991
DFA Intermediate-Term Extended Quality Portfolio	13,399
DFA Global Core Plus Fixed Income Portfolio	2,784
DFA Investment Grade Portfolio	59,642
DFA Diversified Fixed Income Portfolio	478
DFA LTIP Portfolio	1,188
DFA MN Municipal Bond Portfolio	43

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$6,630,247	$1,207	$(64)	$1,143
DFA Two-Year Global Fixed Income Portfolio	5,532,810	153,756	(42,103)	111,653
DFA Selectively Hedged Global Fixed Income Portfolio	1,162,805	41,942	(7,066)	34,876
DFA Five-Year Global Fixed Income Portfolio	13,768,809	435,026	(97,291)	337,735
DFA World ex U.S. Government Fixed Income Portfolio	1,689,418	103,233	(28,800)	74,433
DFA Short-Term Government Portfolio	1,796,358	505	(9,727)	(9,222)
DFA Intermediate Government Fixed Income Portfolio	5,837,753	210,210	(120,269)	89,941
DFA Short-Term Extended Quality Portfolio	7,039,645	147,759	(28,201)	119,558
DFA Intermediate-Term Extended Quality Portfolio	2,221,191	94,995	(35,809)	59,186
DFA Targeted Credit Portfolio	836,498	27,782	(2,974)	24,808
DFA Global Core Plus Fixed Income Portfolio	2,690,949	129,346	(33,689)	95,657
DFA Investment Grade Portfolio	12,745,443	590,826	(110,988)	479,838
DFA Diversified Fixed Income Portfolio	2,062,117	16,985	(5,870)	11,115
DFA LTIP Portfolio	296,692	23,247	(8,155)	15,092
DFA Inflation-Protected Securities Portfolio	5,875,792	590,908	(788)	590,120
DFA Short-Duration Real Return Portfolio	1,405,862	41,081	(5,546)	35,535
DFA Global Core Plus Real Return Portfolio	133,736	457	(762)	(305)
DFA Municipal Real Return Portfolio	887,421	37,116	(56)	37,060
DFA California Municipal Real Return Portfolio	165,343	5,134	(12)	5,122
DFA Municipal Bond Portfolio	594,420	15,560	(755)	14,805
DFA Short-Term Municipal Bond Portfolio	2,494,541	3,609	(816)	2,793
DFA Intermediate-Term Municipal Bond Portfolio	2,050,296	82,574	(1,281)	81,293
DFA Selective State Municipal Bond Portfolio	196,505	903	(404)	499
DFA California Short-Term Municipal Bond Portfolio	906,365	3,810	(90)	3,720
DFA California Intermediate-Term Municipal Bond Portfolio	601,156	18,498	(376)	18,122
DFA NY Municipal Bond Portfolio	105,740	1,058	(9)	1,049
DFA MN Municipal Bond Portfolio	39,540	730	(9)	721
DFA Oregon Municipal Bond Portfolio	46,724	656	(28)	628

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$3,822,963	$—
DFA Selectively Hedged Global Fixed Income Portfolio	688,940	—
DFA Five-Year Global Fixed Income Portfolio	13,027,974	—

	Forward Currency Contracts*	Swap Contracts**
DFA World ex U.S. Government Fixed Income Portfolio	$1,952,761	$—
DFA Short-Term Extended Quality Portfolio	2,152,972	—
DFA Targeted Credit Portfolio	313,665	—
DFA Global Core Plus Fixed Income Portfolio	1,341,936	—
DFA Investment Grade Portfolio	312,738	—
DFA Short-Duration Real Return Portfolio	465,845	1,420,571
DFA Global Core Plus Real Return Portfolio	9,246	19,143
DFA Municipal Real Return Portfolio	—	893,286
DFA California Municipal Real Return Portfolio	—	166,000

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of agreements

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$6,015	$6,015	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,574	1,574	—
DFA Five-Year Global Fixed Income Portfolio	37,000	37,000	—
DFA World ex U.S. Government Fixed Income Portfolio	3,054	3,054	—
DFA Short-Term Extended Quality Portfolio	4,875	4,875	—
DFA Targeted Credit Portfolio	235	235	—
DFA Global Core Plus Fixed Income Portfolio	1,834	1,834	—
DFA Investment Grade Portfolio	317	317	—
DFA Short-Duration Real Return Portfolio	29,490	399	$29,091
DFA Global Core Plus Real Return Portfolio	342	310	32
DFA Municipal Real Return Portfolio	23,079	—	23,079
DFA California Municipal Real Return Portfolio	3,339	—	3,339

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(40,015)	$(40,015)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(5,182)	(5,182)	—
DFA Five-Year Global Fixed Income Portfolio	(92,432)	(92,432)	—
DFA World ex U.S. Government Fixed Income Portfolio	(11,819)	(11,819)	—
DFA Short-Term Extended Quality Portfolio	(19,423)	(19,423)	—
DFA Targeted Credit Portfolio	(2,200)	(2,200)	—
DFA Global Core Plus Fixed Income Portfolio	(14,083)	(14,083)	—
DFA Investment Grade Portfolio	(308)	(308)	—
DFA Short-Duration Real Return Portfolio	(5,229)	(4,608)	$(621)

	Liability Derivatives Value
	Total Value at April 30, 2021	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Global Core Plus Real Return Portfolio	$(235)	$(122)	$(113)
DFA Municipal Real Return Portfolio	(39)	—	(39)
DFA California Municipal Real Return Portfolio	(82)	—	(82)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(119,920)	$(119,920)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(14,335)	(14,335)	—
DFA Five-Year Global Fixed Income Portfolio	(394,475)	(394,475)	—
DFA World ex U.S. Government Fixed Income Portfolio	(54,068)	(54,068)	—
DFA Short-Term Extended Quality Portfolio	(40,943)	(40,943)	—
DFA Targeted Credit Portfolio	(4,886)	(4,886)	—
DFA Global Core Plus Fixed Income Portfolio	(33,975)	(33,975)	—
DFA Investment Grade Portfolio	(4,736)	(4,736)	—
DFA Short-Duration Real Return Portfolio	(16,700)	(15,488)	$(1,212)
DFA Municipal Real Return Portfolio	792	—	792

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(64,670)	$(64,670)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(9,368)	(9,368)	—
DFA Five-Year Global Fixed Income Portfolio	(143,488)	(143,488)	—
DFA World ex U.S. Government Fixed Income Portfolio	(27,625)	(27,625)	—
DFA Short-Term Extended Quality Portfolio	(36,149)	(36,149)	—
DFA Targeted Credit Portfolio	(4,498)	(4,498)	—
DFA Global Core Plus Fixed Income Portfolio	(22,799)	(22,799)	—
DFA Investment Grade Portfolio	(4,055)	(4,055)	—
DFA Short-Duration Real Return Portfolio	31,416	(6,151)	$37,567
DFA Global Core Plus Real Return Portfolio	107	188	(81)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Municipal Real Return Portfolio	$34,141	—	$34,141
DFA California Municipal Real Return Portfolio	5,809	—	5,809

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2021 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Two-Year Global Fixed Income Portfolio
Bank of America Corp.	$589	$589	$(589)	—	—	$15,530	$15,530	$(589)	—	$14,941
Citibank, N.A.	902	902	(902)	—	—	10,231	10,231	(902)	—	9,329
HSBC Bank	—	—	—	—	—	820	820	—	—	820
ANZ Securities	—	—	—	—	—	708	708	—	—	708
Morgan Stanley and Co. International	18	18	(18)	—	—	2,231	2,231	(18)	—	2,213
State Street Bank and Trust	2,681	2,681	(2,681)	—	—	10,147	10,147	(2,681)	—	7,466
UBS AG	943	943	—	—	$943	—	—	—	—	—
Barclays Capital	241	241	—	—	241	—	—	—	—	—
JP Morgan	530	530	(347)	—	183	347	347	(347)	—	—
Royal Bank of Canada	110	110	—	—	110	—	—	—	—	—

Total	$6,014	$6,014	$(4,537)	—	$1,477	$40,014	$40,014	$(4,537)	—	$35,477

DFA Selectively Hedged Global Fixed Income Portfolio
Citibank, N.A.	—	—	—	—	—	$1,287	$1,287	—	—	$1,287
State Street Bank and Trust	$114	$114	$(114)	—	—	3,739	3,739	$(114)	—	3,625
Bank of America Corp.	117	117	—	—	$117	—	—	—	—	—
Goldman Sachs International	658	658	—	—	658	—	—	—	—	—
UBS AG	684	684	—	—	684	—	—	—	—	—
HSBC Bank	—	—	—	—	—	155	155	—	—	155

Total	$1,573	$1,573	$(114)	—	$1,459	$5,181	$5,181	$(114)	—	$5,067

DFA Five-Year Global Fixed Income Portfolio
Bank of America Corp.	$4,836	$4,836	$(4,836)	—	—	$24,429	$24,429	$(4,836)	—	$19,593
State Street Bank and Trust	14,227	14,227	(14,227)	—	—	33,143	33,143	(14,227)	—	18,916
Citibank, N.A.	5,518	5,518	(5,518)	—	—	8,003	8,003	(5,518)	—	2,485
UBS AG	1,315	1,315	(1,315)	—	—	6,712	6,712	(1,315)	—	5,397
JP Morgan	1,992	1,992	(1,742)	—	$250	1,742	1,742	(1,742)	—	—
HSBC Bank	1,787	1,787	(1,787)	—	—	3,197	3,197	(1,787)	—	1,410
Barclays Capital	6,637	6,637	(6,637)	—	—	11,132	11,132	(6,637)	—	4,495
Mellon Bank	688	688	(688)	—	—	2,645	2,645	(688)	—	1,957
Morgan Stanley and Co. International	—	—	—	—	—	297	297	—	—	297
Goldman Sachs International	—	—	—	—	—	684	684	—	—	684
Royal Bank of Canada	—	—	—	—	—	447	447	—	—	447
ANZ Securities	—	—	—	—	—	—	—	—	—	—

Total	$37,000	$37,000	$(36,750)	—	$250	$92,431	$92,431	$(36,750)	—	$55,681

DFA World ex U.S. Government Fixed Income Portfolio
Bank of America Corp.	$492	$492	$(492)	—	—	$4,999	$4,999	$(492)	—	$4,507
State Street Bank and Trust	1,115	1,115	(1,115)	—	—	5,734	5,734	(1,115)	—	4,619
UBS AG	337	337	(337)	—	—	1,061	1,061	(337)	—	724
ANZ Securities	33	33	(6)	—	$27	6	6	(6)	—	—
Citibank, N.A.	1,077	1,077	(19)	—	1,058	19	19	(19)	—	—

Total	$3,054	$3,054	$(1,969)	—	$1,085	$11,819	$11,819	$(1,969)	—	$9,850

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Short-Term Extended Quality Portfolio
Citibank, N.A.	$1,060	$1,060	—	—	$1,060	—	—	—	—	—
Bank of America Corp.	197	197	$(197)	—	—	$6,703	$6,703	$(197)	—	$6,506
State Street Bank and Trust	2,780	2,780	(2,780)	—	—	8,590	8,590	(2,780)	—	5,810
UBS AG	—	—	—	—	—	3,260	3,260	—	—	3,260
HSBC Bank	437	437	(437)	—	—	480	480	(437)	—	43
JP Morgan	400	400	(368)	—	32	368	368	(368)	—	—
ANZ Securities	—	—	—	—	—	21	21	—	—	21

Total	$4,874	$4,874	$(3,782)	—	$1,092	$19,422	$19,422	$(3,782)	—	$15,640

DFA Targeted Credit Portfolio
Citibank, N.A.	$11	$11	$(11)	—	—	$798	$798	$(11)	—	$787
State Street Bank and Trust	224	224	(224)	—	—	1,402	1,402	(224)	—	1,178

Total	$235	$235	$(235)	—	—	$2,200	$2,200	$(235)	—	$1,965

DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A.	$488	$488	$(488)	—	—	$4,493	$4,493	$(488)	—	$4,005
State Street Bank and Trust	1,346	1,346	(1,346)	—	—	9,339	9,339	(1,346)	—	7,993
ANZ Securities	—	—	—	—	—	211	211	—	—	211
Goldman Sachs International	—	—	—	—	—	40	40	—	—	40

Total	$1,834	$1,834	$(1,834)	—	—	$14,083	$14,083	$(1,834)	—	$12,249

DFA Investment Grade Portfolio
UBS AG	$70	$70	—	—	$70	—	—	—	—	—
Barclays Capital	135	135	—	—	135	—	—	—	—	—
Bank of America Corp.	104	104	—	—	104	—	—	—	—	—
State Street Bank and Trust	—	—	—	—	—	$89	$89	—	—	$89
Mellon Bank	—	—	—	—	—	219	219	—	—	219
Citibank, N.A.	88		—	—	8	—	—	—	—	—

Total	$317	$317	—	—	$317	$308	$308	—	—	$308

DFA Short-Duration Real Return Portfolio
Bank of America Corp.	$7,719	$7,719	$(74)	—	$7,645	$74	$74	$(74)	—	—
Citibank, N.A.	12,371	12,371	(2,601)	—	9,770	2,601	2,601	(2,601)	—	—
Deutsche Bank AG	9,152	9,152	(283)	—	8,869	283	283	(283)	—	—
Barclays Capital	—	—	—	—	—	2,181	2,181	—	—	$2,181
Bank of New York Mellon Corp.	160	160	—	—	160	—	—	—	—	—
ANZ Securities	88	88	(88)	—	—	90	90	(88)	—	2

Total	$29,490	$29,490	$(3,046)	—	$26,444	$5,229	$5,229	$(3,046)	—	$2,183

DFA Global Core Plus Real Return Portfolio
Citibank, N.A.	$284	$284	$(143)	—	$141	$143	$143	$(143)	—	—
State Street Bank and Trust	26	26	—	—	26	—	—	—	—	—
Bank of America Corp.	32	32	(32)	—	—	91	91	(32)	—	$59

Total	$342	$342	$(175)	—	$167	$234	$234	$(175)	—	$59

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Municipal Real Return Portfolio
Citibank, N.A.	$14,139	$14,139	$(30)	—	$14,109	$30	$30	$(30)	—	—
Bank of America Corp.	8,940	8,940	(9)	—	8,931	9	9	(9)	—	—

Total	$23,079	$23,079	$(39)	—	$23,040	$39	$39	$(39)	—	—

DFA California Municipal Real Return Portfolio
Citibank, N.A.	$1,677	$1,677	$(76)	—	$1,601	$76	$76	$(76)	—	—
Bank of America Corp.	1,601	1,601	(6)	—	1,595	6	6	(6)	—	—
Merrill Lynch Capital Services, Inc.	60	60	—	—	60	—	—	—	—	—

Total	$3,338	$3,338	$(82)	—	$3,256	$82	$82	$(82)	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$8,681	—	—	—	$8,681
Securities Lending Transactions
DFA Two-Year Global Fixed Income Portfolio
Bonds	$126	—	—	—	$126
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	1,100	—	—	—	1,100
DFA Five-Year Global Fixed Income Portfolio
Bonds	888,359	—	—	—	888,359
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	164,615	—	—	—	164,615
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	29,789	—	—	—	29,789
DFA Targeted Credit Portfolio
Bonds	10,432	—	—	—	10,432
DFA Global Core Plus Fixed Income Portfolio
Bonds	50,297	—	—	—	50,297
DFA Investment Grade Portfolio
Agency Obligations, Bonds	716,849	—	—	—	716,849
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	151,337	—	—	—	151,337
DFA Short-Duration Real Return Portfolio
Bonds	11,055	—	—	—	11,055

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

M. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA One-Year Fixed Income Portfolio	5	74%
DFA Two-Year Global Fixed Income Portfolio	6	87%
DFA Selectively Hedged Global Fixed Income Portfolio	3	86%
DFA Five-Year Global Fixed Income Portfolio	3	78%
DFA World ex U.S. Government Fixed Income Portfolio	5	81%
DFA Short-Term Government Portfolio	5	91%
DFA Intermediate Government Fixed Income Portfolio	4	85%
DFA Short-Term Extended Quality Portfolio	4	83%
DFA Intermediate-Term Extended Quality Portfolio	4	80%
DFA Targeted Credit Portfolio	3	86%
DFA Global Core Plus Fixed Income Portfolio	5	93%
DFA Investment Grade Portfolio	4	84%
DFA Diversified Fixed Income Portfolio	3	97%
DFA LTIP Portfolio	7	89%
DFA Inflation-Protected Securities Portfolio	3	49%
DFA Short-Duration Real Return Portfolio	3	81%
DFA Global Core Plus Real Return Portfolio	2	97%
DFA Municipal Real Return Portfolio	4	96%
DFA California Municipal Real Return Portfolio	4	100%
DFA Municipal Bond Portfolio	4	94%

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA Short-Term Municipal Bond Portfolio	4	91%
DFA Intermediate-Term Municipal Bond Portfolio	4	86%
DFA Selective State Municipal Bond Portfolio	3	97%
DFA California Short-Term Municipal Bond Portfolio	3	94%
DFA California Intermediate-Term Municipal Bond Portfolio	3	94%
DFA NY Municipal Bond Portfolio	3	93%
DFA MN Municipal Bond Portfolio	2	90%
DFA Oregon Municipal Bond Portfolio	3	96%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2021

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,000.20	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$999.00	0.20%	$0.99

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/20	04/30/21	Ratio (1)	Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021 (and April 7, 2021 for the DFA Two-Year Fixed Income Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Corporate	1.9%
Government	45.9%
Foreign Corporate	11.0%
Foreign Government	16.1%
Supranational	25.1%

100.0%

DFA Two-Year Government Portfolio
Government	100.0%

100.0%

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (19.2%)
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.194%, 12/15/21	1,500	$1,500,194
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.251%, 09/10/21	750	750,428
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.045%, 11/23/21	1,000	1,004,667
Dexia Credit Local SA
1.875%, 09/15/21	750	754,527
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.284%, 11/15/21	1,300	1,300,546
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.276%, 08/19/22	1,134	1,136,302
(r) 0.270%, 03/13/23	1,500	1,503,960
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.270%, 09/16/22	2,200	2,205,038
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.314%, 10/12/21	2,250	2,250,346
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.140%, 01/13/23	250	250,108

	Face Amount	Value†
	(000)
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r) 0.240%, 08/23/21	500	$500,165
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω 0.256%, 02/24/22	2,000	2,001,060
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.313%, 09/27/21	1,750	1,750,689
Landeskreditbank
Baden-Wuerttemberg
Foerderbank, Floating Rate
Note, SOFR + 0.350%,
FRN
(r) 0.360%, 03/15/22	600	601,104
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.254%, 12/15/21	800	800,311
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.304%, 12/13/21	400	400,277
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.00%, FRN
(r) 1.010%, 12/19/22	1,000	1,014,330
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.250%, 01/06/23	475	475,303
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r) 0.319%, 08/13/21	378	378,086

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.427%, 06/23/21	500	$500,194

TOTAL BONDS		21,077,635

CERTIFICATES OF DEPOSIT — (5.4%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r) 0.223%, 03/10/22	500	500,043
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r) 0.210%, 02/11/22	500	500,140
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω 0.331%, 05/28/21	2,500	2,500,444
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)Ω 0.188%, 10/12/21	1,000	1,000,000
Toronto-Dominion Bank, Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r) 0.343%, 05/07/21	500	500,008
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r) 0.180%, 04/19/22	1,000	999,952

TOTAL CERTIFICATES OF DEPOSIT		6,000,587

U.S. TREASURY OBLIGATIONS — (18.9%)
U.S. Treasury Notes
# 0.125%, 02/15/24	8,000	7,964,375
# 0.250%, 03/15/24	8,750	8,734,961
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r) 0.069%, 01/31/23	4,100	4,101,585

TOTAL U.S. TREASURY OBLIGATIONS		20,800,921

TOTAL INVESTMENT SECURITIES (Cost $47,850,382)		47,879,143

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (40.0%)
Banque Et Caisse d’Epargne de l’Etat
0.165%, 05/03/21	1,000	$999,997
0.010%, 05/11/21	1,500	1,499,979
BNG Bank NV
Ω 0.140%, 06/09/21	1,750	1,749,811
Ω 0.145%, 06/09/21	250	249,973
Caisse des Depots et Consignations
Ω 0.135%, 05/04/21	250	249,998
Ω 0.010%, 05/11/21	300	299,994
Ω 0.010%, 05/14/21	250	249,993
Ω 0.010%, 05/24/21	350	349,983
Canadian Imperial Bank of Commerce
Ω 0.010%, 09/14/21	1,250	1,249,305
CDP Financial, Inc.
Ω 0.190%, 07/06/21	750	749,867
Ω 0.160%, 07/12/21	500	499,900
0.130%, 05/07/21	250	249,998
Ω 0.130%, 06/01/21	1,000	999,945
Commonwealth Bank of Australia
Ω 0.110%, 05/26/21	250	249,984
Cooperatieve Rabobank
0.080%, 05/14/21	1,300	1,299,968
Corpoerative Centrale Bank
0.010%, 05/13/21	1,000	999,978
0.152%, 10/27/21	400	399,700
DNB NOR Bank ASA
Ω 0.165%, 06/24/21	1,000	999,882
Ω 0.145%, 07/06/21	1,000	999,842
Ω 0.155%, 07/08/21	250	249,959
Erste Abwicklungsanstalt
Ω 0.010%, 05/03/21	400	399,998
Ω 0.135%, 07/14/21	250	249,951
Ω 0.010%, 07/26/21	1,250	1,249,701
Export Development Canada
0.010%, 09/02/21	250	249,938
FMS Wertmanagement
Ω 0.120%, 05/17/21	400	399,990
Ω 0.010%, 07/21/21	750	749,775
Ω 0.010%, 08/10/21	1,250	1,249,504
KFW International Finance, Inc.
Ω 0.125%, 05/11/21	750	749,987
Ω 0.010%, 05/12/21	500	499,991
Ω 0.010%, 05/25/21	500	499,974
Kingdom of Denmark
0.110%, 05/19/21	500	499,989
0.115%, 06/01/21	1,000	999,955
0.125%, 06/23/21	500	499,957
0.080%, 06/16/21	500	499,963

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Nordea Bank AB
Ω 0.010%, 06/15/21	500	$499,943
Ω 0.115%, 06/22/21	500	499,934
Nordea Bank Abp
Ω 0.120%, 07/27/21	1,250	1,249,639
Novartis Finance Corp.
Ω 0.070%, 05/17/21	250	249,993
NRW Bank
0.140%, 05/07/21	1,250	1,249,988
Ω 0.010%, 05/12/21	400	399,993
Ω 0.010%, 08/03/21	500	499,839
Oesterreichische Kontrollbank AG
0.055%, 06/03/21	250	249,985
Province of Alberta
Ω 0.110%, 05/10/21	1,000	999,983
Ω 0.110%, 07/08/21	400	399,929
PSP Capital, Inc.
0.110%, 05/07/21	1,000	999,992
Ω 0.110%, 06/15/21	1,000	999,903
Ω 0.130%, 08/05/21	250	249,929
Ω 0.010%, 10/14/21	350	349,776
Queensland Treasury Corp.
0.135%, 06/04/21	750	749,962
Shell International Finance BV
Ω 0.509%, 05/25/21	750	749,962
Ω 0.200%, 06/22/21	1,250	1,249,801
Ω 0.100%, 05/20/21	500	499,987
Skandinaviska Enskilda Banken AB
Ω 0.010%, 12/16/21	1,750	1,748,032

	Face Amount	Value†
	(000)
Ω 0.190%, 12/16/21	750	$749,157
Svenska Handelsbanken AB
Ω 0.180%, 11/09/21	1,250	1,248,901
Swedbank AB
0.010%, 06/07/21	1,000	999,933
0.170%, 11/29/21	250	249,766
SwedBank AB
0.175%, 08/25/21	1,370	1,369,475
Total Capital Canada, Ltd.
Ω 0.010%, 08/03/21	2,000	1,999,456

TOTAL COMMERCIAL PAPER (Cost $43,907,177)		43,909,987

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.026%	1,132,256	1,132,256

SECURITIES LENDING COLLATERAL — (15.5%)
@§ The DFA Short Term Investment Fund	1,473,231	17,045,285

TOTAL INVESTMENTS — (100.0%) (Cost $109,935,100)		$109,966,671

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$21,077,635	—	$21,077,635
U.S. Treasury Obligations	—	20,800,921	—	20,800,921
Certificates of Deposit	—	6,000,587	—	6,000,587
Commercial Paper	—	43,909,987	—	43,909,987
Temporary Cash Investments	$1,132,256	—	—	1,132,256
Securities Lending Collateral	—	17,045,285	—	17,045,285

TOTAL	$1,132,256	$108,834,415	—	$109,966,671

See accompanying Notes to Financial Statements.

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (18.6%)
Federal Home Loan Bank Discount Notes
0.001%, 05/21/21	7,250	$7,250,000
0.002%, 05/28/21	1,000	1,000,000
0.001%, 06/18/21	9,750	9,750,000
0.003%, 07/28/21	12,250	12,249,707

TOTAL AGENCY OBLIGATIONS.		30,249,707

U.S. TREASURY OBLIGATIONS — (81.2%)
U.S. Treasury Bills
0.014%, 05/04/21	2,000	2,000,000
0.009%, 05/06/21	12,000	11,999,995
0.016%, 05/18/21	8,750	8,749,986
0.012%, 06/08/21	14,000	13,999,860
U.S. Treasury Notes
0.125%, 02/15/24	13,850	13,788,324
0.250%, 03/15/24	16,850	16,821,039
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r) 0.069%, 01/31/23	8,350	8,353,229
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.075%, 10/31/22	10,000	10,005,010
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.134%, 04/30/22	17,790	17,807,885
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.174%, 01/31/22	16,110	16,127,590
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.320%, 10/31/21	12,240	12,258,214

TOTAL U.S. TREASURY OBLIGATIONS.		131,911,132

TOTAL INVESTMENT SECURITIES (Cost $162,094,465)		162,160,839

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.026%	360,645	360,645

TOTAL INVESTMENTS — (100.0%) (Cost $162,455,110)		$162,521,484

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$30,249,707	—	$30,249,707
U.S. Treasury Obligations	—	131,911,132	—	131,911,132
Temporary Cash Investments	$360,645	—	—	360,645

TOTAL	$360,645	$162,160,839	—	$162,521,484

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $16,702 and $0 of securities on loan, respectively)	$91,789	$162,161
Temporary Cash Investments at Value & Cost	1,132	361
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $17,045 and $0, respectively)	17,045	—
Cash	1	2
Receivables:
Dividends and Interest	18	9
Securities Lending Income	1	—
Fund Shares Sold	85	22
Prepaid Expenses and Other Assets	17	19

Total Assets	110,088	162,574

LIABILITIES:
Payables:
Upon Return of Securities Loaned	17,044	—
Investment Securities Purchased	901	—
Fund Shares Redeemed	10	55
Due to Advisor	8	19
Accrued Expenses and Other Liabilities	60	60

Total Liabilities	18,023	134

NET ASSETS.	$92,065	$162,440

Institutional Class Shares — based on net assets of $92,065 and $162,440 and shares outstanding of 9,247,532 and 16,621,973, respectively	$9.96	$9.77

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$91,758	$162,094

NET ASSETS CONSIST OF:
Paid-In Capital	$92,305	$163,830
Total Distributable Earnings (Loss)	(240)	(1,390)

NET ASSETS	$92,065	$162,440

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$100	$97
Income from Securities Lending	1	—

Total Investment Income	101	97

Fund Expenses
Investment Management Fees	61	111
Accounting & Transfer Agent Fees	16	24
Custodian Fees	2	1
Filing Fees	15	17
Shareholders’ Reports	10	10
Directors’/Trustees’ Fees & Expenses	—	1
Professional Fees	1	1
Other	2	2

Total Fund Expenses	107	167

Fees Waived, Expenses Reimbursed by Advisor (Note C)	15	9

Net Expenses	92	158

Net Investment Income (Loss)	9	(61)

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	8	8
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9	8

Net Realized and Unrealized Gain (Loss)	17	16

Net Increase (Decrease) in Net Assets Resulting from Operations	$26	$(45)

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9	$987	$(61)	$711
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	8	29	8	48
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9	(78)	8	90
Affiliated Investment Companies Shares	—	(1)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	26	937	(45)	849

Distributions:
Institutional Class Shares	(21)	(1,122)	—	(888)
Capital Share Transactions (1):
Shares Issued	16,046	26,138	38,605	116,726
Shares Issued in Lieu of Cash Distributions	21	1,122	—	888
Shares Redeemed	(24,454)	(31,801)	(33,844)	(80,999)

Net Increase (Decrease) from Capital Share Transactions	(8,387)	(4,541)	4,761	36,615

Total Increase (Decrease) in Net Assets	(8,382)	(4,726)	4,716	36,576
Net Assets
Beginning of Period	100,447	105,173	157,724	121,148

End of Period	$92,065	$100,447	$162,440	$157,724

(1) Shares Issued and Redeemed:
Shares Issued	1,612	2,622	3,951	11,930
Shares Issued in Lieu of Cash Distributions	2	113	—	91
Shares Redeemed	(2,456)	(3,190)	(3,463)	(8,281)

Net Increase (Decrease) from Shares Issued and Redeemed	(842)	(455)	488	3,740

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020	2019	2018	2017	2016	2021		2020	2019	2018	2017	2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.96		$9.97	$9.91	$9.98	$10.00	$10.02	$9.78		$9.77	$9.72	$9.81	$9.88	$9.90

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.10	0.23	0.19	0.11	0.08	(—)		0.04	0.20	0.17	0.09	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	0.07	(0.10)	(0.02)	(0.01)	(0.01)		0.03	0.05	(0.11)	(0.07)	0.01

Total from Investment Operations	—		0.10	0.30	0.09	0.09	0.07	(0.01)		0.07	0.25	0.06	0.02	0.06
Less Distributions:
Net Investment Income	(—)		(0.11)	(0.24)	(0.16)	(0.11)	(0.07)	—		(0.06)	(0.20)	(0.15)	(0.09)	(0.05)
Net Realized Gains	—		—	—	—	—	(0.02)	—		—	—	—	—	(0.03)

Total Distributions	—		(0.11)	(0.24)	(0.16)	(0.11)	(0.09)	—		(0.06)	(0.20)	(0.15)	(0.09)	(0.08)

Net Asset Value, End of Period	$9.96		$9.96	$9.97	$9.91	$9.98	$10.00	$9.77		$9.78	$9.77	$9.72	$9.81	$9.88

Total Return	0.02	%(B)	1.00%	3.07%	0.86%	0.92%	0.74%	(0.10	%)(B)	0.77%	2.63%	0.60%	0.19%	0.58%

Net Assets, End of Period (thousands)	$92,065		$100,447	$105,173	$128,569	$78,815	$81,168	$162,440		$157,724	$121,148	$124,210	$112,934	$115,499
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.25%	0.21%	0.24%	0.29%	0.20	%(C)	0.21%	0.26%	0.20%	0.23%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.24	%(C)	0.25%	0.25%	0.21%	0.24%	0.29%	0.21	%(C)	0.22%	0.26%	0.20%	0.23%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.02	%(C)	0.98%	2.34%	1.92%	1.14%	0.75%	(0.08	%)(C)	0.45%	2.06%	1.76%	0.93%	0.55%
Portfolio Turnover Rate	55	%(B)	65%	50%	89%	115%	93%	26	%(B)	103%	57%	115%	176%	118%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.14%

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	—	$15	—
DFA Two-Year Government Portfolio (1)	0.20%	—	9	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $8 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$4
DFA Two-Year Government Portfolio	7

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$21,785	$10,955	$3,328	$6,942
DFA Two-Year Government Portfolio	51,225	18,569	—	—

For the six months ended April 30, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$766	$77,077	$60,798	—	—	$17,045	1,473	$1	—

Total	$766	$77,077	$60,798	—	—	$17,045	1,473	$1	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio 2019	$2,848	—	—	$2,848
2020	1,122	—	—	1,122
DFA Two-Year Government Portfolio
2019	2,614	—	—	2,614
2020	888	—	—	888

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(2)	—	$(2)
DFA Two-Year Government Portfolio	(1)	—	(1)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$11	—	$(272)	$21	$(240)
DFA Two-Year Government Portfolio	1	—	(1,396)	59	(1,336)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$272	$272
DFA Two-Year Government Portfolio	1,396	1,396

During the year ended October 31, 2020, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$29
DFA Two-Year Government Portfolio	49

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$109,935	$33	$(1)	$32
DFA Two-Year Government Portfolio	162,455	66	—	66

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2021.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio
Bonds, U.S. Treasury Obligations	$17,044	—	—	—	$17,044

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require Portfolios whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

K. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

L. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	4	99%
DFA Two-Year Government Portfolio	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043021-024S 00262278

Semi-Annual Report

Six Months Ended: April 30, 2021 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global Allocation 60/40 Portfolio

Global Allocation 25/75 Portfolio

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Global Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2021
EXPENSE TABLES
	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Equity Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,346.00	0.52%	$3.02
Institutional Class Shares	$1,000.00	$1,347.90	0.27%	$1.57
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.22	0.52%	$2.61
Institutional Class Shares	$1,000.00	$1,023.46	0.27%	$1.35

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Global Allocation 60/40 Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,202.50	0.50%	$2.73
Institutional Class Shares	$1,000.00	$1,203.70	0.25%	$1.37
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.32	0.50%	$2.51
Institutional Class Shares	$1,000.00	$1,023.56	0.25%	$1.25

Global Allocation 25/75 Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,080.50	0.49%	$2.53
Institutional Class Shares	$1,000.00	$1,081.60	0.24%	$1.24
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.37	0.49%	$2.46
Institutional Class Shares	$1,000.00	$1,023.60	0.24%	$1.20

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 25, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global Allocation 60/40 Portfolio	100.0%
Global Allocation 25/75 Portfolio	100.0%

4

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	144,141,620	$4,468,390,213
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	114,990,180	1,831,793,566
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	45,849,846	1,547,890,783
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	28,463,203	746,305,191
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	4,958,463	217,279,860
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	2,513	12,211

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,263,000,723)		$8,811,671,824

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $567,519)	567,519	567,519

TOTAL INVESTMENTS — (100.0%) (Cost $4,263,568,242)		$8,812,239,343

Summary of the Global Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,811,671,824	—	—	$8,811,671,824
Temporary Cash Investments	567,519	—	—	567,519

TOTAL	$8,812,239,343	—	—	$8,812,239,343

See accompanying Notes to Financial Statements.

5

GLOBAL ALLOCATION 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	45,687,183	$1,416,302,689
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	66,239,986	649,151,858
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	39,754,173	633,283,972
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	15,231,313	514,209,114
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	38,432,801	422,760,815
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,718,202	228,591,259
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	18,981,715	202,155,270
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	18,389,383	200,628,167
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	7,678,263	101,429,853
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	8,838,542	90,064,744
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	1,398,657	61,289,147
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	2,513	12,211

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,928,930,647)		$4,519,879,099

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $287,068)	287,068	287,068

TOTAL INVESTMENTS — (100.0%) (Cost $2,929,217,715)		$4,520,166,167

Summary of the Global Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,519,879,099	—	—	$4,519,879,099
Temporary Cash Investments	287,068	—	—	287,068

TOTAL	$4,520,166,167	—	—	$4,520,166,167

See accompanying Notes to Financial Statements.

6

GLOBAL ALLOCATION 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	27,996,448	$307,960,930
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	30,922,744	307,681,305
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	4,145,721	128,517,354
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	8,602,172	113,634,697
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,577,520	56,989,891
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,289,146	43,521,583
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	3,984,498	40,602,035
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	942,684	24,717,161
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	117,481	5,148,032
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	260,825	1,267,607

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $855,687,969)		$1,030,040,595

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $640,024)	640,024	640,024

TOTAL INVESTMENTS — (100.0%) (Cost $856,327,993)		$1,030,680,619

Summary of the Global Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,030,040,595	—	—	$1,030,040,595
Temporary Cash Investments	640,024	—	—	640,024

TOTAL	$1,030,680,619	—	—	$1,030,680,619

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$8,811,672	$4,519,879	$1,030,041
Temporary Cash Investments at Value & Cost	568	287	640
Receivables:
Affiliated Investment Companies Sold	10,624	—	—
Fund Shares Sold	5,321	2,619	900
Prepaid Expenses and Other Assets	86	52	31

Total Assets	8,828,271	4,522,837	1,031,612

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	431	745
Fund Shares Redeemed	16,626	2,626	636
Due to Advisor	156	59	18
Accrued Expenses and Other Liabilities	422	300	86

Total Liabilities	17,204	3,416	1,485

NET ASSETS	$8,811,067	$4,519,421	$1,030,127

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $17,362; $3,863 and $587 and shares outstanding of 555,849, 174,757 and 39,576, respectively	$31.24	$22.11	$14.82

NUMBER OF SHARES AUTHORIZED	500,000,000	300,000,000	300,000,000

Institutional Class Shares — based on net assets of $8,793,705; $4,515,558 and $1,029,540 and shares outstanding of 283,370,552, 205,712,762 and 69,213,767, respectively	$31.03	$21.95	$14.87

NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	300,000,000

Investments in Affiliated Investment Companies at Cost	$4,263,001	$2,928,931	$855,688

NET ASSETS CONSIST OF:
Paid-In Capital	$4,260,781	$2,895,817	$845,090
Total Distributable Earnings (Loss)	4,550,286	1,623,604	185,037

NET ASSETS	$8,811,067	$4,519,421	$1,030,127

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021

(Unaudited)

(Amounts in thousands)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$54,937	$23,294	$4,900

Total Investment Income	54,937	23,294	4,900

Fund Expenses
Investment Management Fees	9,014	4,161	886
Accounting & Transfer Agent Fees	601	287	78
Custodian Fees	1	1	1
Shareholder Servicing Fees Class R2 Shares	23	4	1
Filing Fees	99	67	33
Shareholders’ Reports	103	57	15
Directors’/Trustees’ Fees & Expenses	65	34	8
Professional Fees	22	12	3
Other	32	6	3

Total Fund Expenses	9,960	4,629	1,028

Fees Waived, Expenses Reimbursed by Advisor (Note C) Class R2 Shares	18	3	1
Institutional Class Shares	7,908	3,892	804

Net Expenses	2,034	734	223

Net Investment Income (Loss)	52,903	22,560	4,677

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	241	1,600	619
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	174,917	74,082	20,469
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	2,148,389	672,328	50,549

Net Realized and Unrealized Gain (Loss)	2,323,547	748,010	71,637

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,376,450	$770,570	$76,314

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Equity Portfolio		Global Allocation 60/40 Portfolio		Global Allocation 25/75 Portfolio
	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020	Six Months Ended Apr 30, 2021	Year Ended Oct 31, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$52,903	$121,257	$22,560	$76,858	$4,677	$14,904
Capital Gain Distributions Received from Affiliated Investment Companies	241	107,254	1,600	37,236	619	3,606
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	174,917	(20,897)	74,082	57,522	20,469	7,792
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	2,148,389	(126,318)	672,328	(55,743)	50,549	6,644

Net Increase (Decrease) in Net Assets Resulting from Operations	2,376,450	81,296	770,570	115,873	76,314	32,946

Distributions:
Class R2 Shares	(267)	(434)	(88)	(72)	(14)	(15)
Institutional Class Shares	(128,399)	(159,027)	(112,989)	(105,427)	(16,609)	(19,474)

Total Distributions	(128,666)	(159,461)	(113,077)	(105,499)	(16,623)	(19,489)

Capital Share Transactions:
Shares Issued	683,845	1,550,761	407,109	814,413	180,667	270,812
Shares Issued in Lieu of Cash Distributions	127,728	158,181	111,682	103,910	16,575	19,421
Shares Redeemed	(1,223,461)	(2,185,712)	(474,261)	(1,356,993)	(136,516)	(290,159)

Net Increase (Decrease) from Capital Share Transactions	(411,888)	(476,770)	44,530	(438,670)	60,726	74

Total Increase (Decrease) in Net Assets	1,835,896	(554,935)	702,023	(428,296)	120,417	13,531
Net Assets
Beginning of Period	6,975,171	7,530,106	3,817,398	4,245,694	909,710	896,179

End of Period	$8,811,067	$6,975,171	$4,519,421	$3,817,398	$1,030,127	$909,710

(1) Shares Issued and Redeemed:
Shares Issued	23,983	72,561	19,440	44,814	12,413	19,790
Shares Issued in Lieu of Cash Distributions	4,654	6,967	5,518	5,670	1,152	1,420
Shares Redeemed	(42,866)	(100,816)	(22,764)	(76,124)	(9,351)	(21,379)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,229)	(21,288)	2,194	(25,640)	4,214	(169)

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$23.55		$23.71	$22.14	$22.66	$18.58	$18.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.33	0.40	0.35	0.34	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	7.95		(0.04)	1.70	(0.44)	4.08	0.26

Total from Investment Operations	8.10		0.29	2.10	(0.09)	4.42	0.60

Less Distributions:
Net Investment Income	(0.15)		(0.33)	(0.40)	(0.36)	(0.34)	(0.34)
Net Realized Gains	(0.26)		(0.12)	(0.13)	(0.07)	—	—

Total Distributions	(0.41)		(0.45)	(0.53)	(0.43)	(0.34)	(0.34)

Net Asset Value, End of Period	$31.24		$23.55	$23.71	$22.14	$22.66	$18.58

Total Return	34.60	%(B)	1.27%	9.73%	(0.47%)	23.98%	3.37%

Net Assets, End of Period (thousands)	$17,362		$16,613	$26,463	$27,415	$30,644	$19,844
Ratio of Expenses to Average Net Assets *(C)	0.52	%(D)	0.55%	0.57%	0.55%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.71	%(D)	0.77%	0.83%	0.82%	0.82%	0.83%
Ratio of Net Investment Income to Average Net Assets	1.06	%(D)	1.42%	1.79%	1.49%	1.62%	1.89%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22	%(D)	0.24%	0.26%	0.25%	0.26%	0.27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$23.39		$23.57	$22.01	$22.53	$18.46	$18.17

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.39	0.46	0.42	0.38	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	7.90		(0.06)	1.69	(0.46)	4.07	0.29

Total from Investment Operations	8.08		0.33	2.15	(0.04)	4.45	0.65

Less Distributions:
Net Investment Income.	(0.18)		(0.39)	(0.46)	(0.41)	(0.38)	(0.36)
Net Realized Gains	(0.26)		(0.12)	(0.13)	(0.07)	—	—

Total Distributions	(0.44)		(0.51)	(0.59)	(0.48)	(0.38)	(0.36)

Net Asset Value, End of Period	$31.03		$23.39	$23.57	$22.01	$22.53	$18.46

Total Return	34.79	%(B)	1.48%	10.03%	(0.24%)	24.33%	3.65%
Net Assets, End of Period (thousands)	$8,793,705		$6,958,558	$7,503,643	$6,673,922	$6,390,088	$4,781,441
Ratio of Expenses to Average Net Assets *(C)	0.27	%(D)	0.30%	0.32%	0.30%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.46	%(D)	0.52%	0.58%	0.57%	0.57%	0.58%
Ratio of Net Investment Income to Average Net Assets	1.29	%(D)	1.70%	2.04%	1.78%	1.85%	1.99%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22	%(D)	0.24%	0.26%	0.25%	0.26%	0.27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.87		$18.64	$17.58	$17.94	$15.99	$15.70

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.30	0.34	0.28	0.26	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.69		0.36	1.18	(0.31)	1.99	0.33

Total from Investment Operations	3.78		0.66	1.52	(0.03)	2.25	0.59

Less Distributions:
Net Investment Income	(0.09)		(0.30)	(0.39)	(0.28)	(0.28)	(0.30)
Net Realized Gains	(0.45)		(0.13)	(0.07)	(0.05)	(0.02)	—

Total Distributions	(0.54)		(0.43)	(0.46)	(0.33)	(0.30)	(0.30)

Net Asset Value, End of Period	$22.11		$18.87	$18.64	$17.58	$17.94	$15.99

Total Return	20.25	%(B)	3.58%	8.85%	(0.22%)	14.21%	3.86%

Net Assets, End of Period (thousands)	$3,863		$3,077	$3,166	$6,774	$6,902	$5,793
Ratio of Expenses to Average Net Assets *(C)	0.50	%(D)	0.52%	0.55%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.68	%(D)	0.72%	0.76%	0.74%	0.74%	0.75%
Ratio of Net Investment Income to Average Net Assets	0.87	%(D)	1.64%	1.94%	1.55%	1.56%	1.67%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21	%(D)	0.23%	0.24%	0.23%	0.24%	0.25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.74		$18.51	$17.49	$17.84	$15.89	$15.57

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.35	0.43	0.32	0.30	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	3.66		0.36	1.10	(0.30)	1.98	0.33

Total from Investment Operations	3.77		0.71	1.53	0.02	2.28	0.63

Less Distributions:
Net Investment Income	(0.11)		(0.35)	(0.44)	(0.32)	(0.31)	(0.31)
Net Realized Gains	(0.45)		(0.13)	(0.07)	(0.05)	(0.02)	—

Total Distributions	(0.56)		(0.48)	(0.51)	(0.37)	(0.33)	(0.31)

Net Asset Value, End of Period	$21.95		$18.74	$18.51	$17.49	$17.84	$15.89

Total Return	20.37	%(B)	3.88%	9.01%	0.06%	14.54%	4.09%

Net Assets, End of Period (thousands)	$4,515,558		$3,814,321	$4,242,376	$4,042,976	$3,839,348	$3,093,230
Ratio of Expenses to Average Net Assets *(C)	0.25	%(D)	0.27%	0.30%	0.28%	0.28%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.43	%(D)	0.47%	0.51%	0.49%	0.49%	0.50%
Ratio of Net Investment Income to Average Net Assets	1.07	%(D)	1.92%	2.43%	1.78%	1.80%	1.93%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21	%(D)	0.23%	0.24%	0.23%	0.24%	0.25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

14

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.94		$13.70	$13.22	$13.44	$12.89	$12.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.18	0.29	0.19	0.16	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.03		0.33	0.55	(0.18)	0.61	0.19

Total from Investment Operations	1.11		0.51	0.84	0.01	0.77	0.35

Less Distributions:
Net Investment Income	(0.05)		(0.20)	(0.30)	(0.19)	(0.18)	(0.20)
Net Realized Gains	(0.18)		(0.07)	(0.06)	(0.04)	(0.04)	—

Total Distributions	(0.23)		(0.27)	(0.36)	(0.23)	(0.22)	(0.20)

Net Asset Value, End of Period	$14.82		$13.94	$13.70	$13.22	$13.44	$12.89

Total Return	8.05	%(B)	3.73%	6.46%	0.08%	6.06%	2.78%

Net Assets, End of Period (thousands)	$587		$838	$742	$983	$902	$848
Ratio of Expenses to Average Net Assets *(C)	0.49	%(D)	0.50%	0.53%	0.51%	0.51%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.65	%(D)	0.66%	0.69%	0.67%	0.67%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.05	%(D)	1.31%	2.15%	1.40%	1.26%	1.22%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19	%(D)	0.20%	0.21%	0.20%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

15

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.99		$13.74	$13.26	$13.48	$12.92	$12.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.23	0.33	0.22	0.20	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	1.06		0.32	0.54	(0.19)	0.60	0.19

Total from Investment Operations	1.13		0.55	0.87	0.03	0.80	0.38

Less Distributions:
Net Investment Income	(0.07)		(0.23)	(0.33)	(0.21)	(0.20)	(0.18)
Net Realized Gains	(0.18)		(0.07)	(0.06)	(0.04)	(0.04)	—

Total Distributions	(0.25)		(0.30)	(0.39)	(0.25)	(0.24)	(0.18)

Net Asset Value, End of Period	$14.87		$13.99	$13.74	$13.26	$13.48	$12.92

Total Return	8.16	%(B)	4.05%	6.73%	0.24%	6.34%	3.04%

Net Assets, End of Period (thousands)	$1,029,540		$908,873	$895,437	$865,272	$841,546	$726,458
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.26%	0.28%	0.26%	0.26%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.40	%(D)	0.42%	0.44%	0.42%	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets	0.95	%(D)	1.67%	2.44%	1.65%	1.49%	1.53%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19	%(D)	0.20%	0.21%	0.20%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”), are presented in this report. The remaining operational portfolios are presented in separate reports.

The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Global Funds are “Funds of Funds” that achieve their investment objectives by allocating their assets among other portfolios within DFA Investment Dimensions Group Inc. (“IDG”) (collectively, the “Underlying Funds”). The Global Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not included in this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2021, the Global Funds were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
Global Equity Portfolio	U.S. Core Equity 1 Portfolio (IDG)	5%
	U.S. Core Equity 2 Portfolio (IDG)	13%
	DFA Real Estate Securities Portfolio (IDG)	2%
	International Core Equity Portfolio (IDG)	6%
	Emerging Markets Core Equity Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—

Global Allocation 60/40 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	2%
	U.S. Core Equity 2 Portfolio (IDG)	4%
	DFA Real Estate Securities Portfolio (IDG)	1%
	International Core Equity Portfolio (IDG)	2%
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	54%
	Emerging Markets Core Equity Portfolio (IDG)	1%
	DFA Five-Year Global Fixed Income Portfolio (IDG)	2%
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	6%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	5%
	DFA Global Core Plus Fixed Income Portfolio (IDG)	7%
	DFA International Real Estate Securities Portfolio (IDG)	—

17

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/21
Global Allocation 25/75 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	6%
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	5%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	3%
	DFA International Real Estate Securities Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Global Fund’s own assumptions in determining the fair value of investments)

A valuation hierarchy table is included at the end of the Global Funds’ Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

18

Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2021, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. For the six months ended April 30, 2021, the Global Funds’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Global Equity Portfolio	0.22	%*
Global Allocation 60/40 Portfolio	0.20	%*
Global Allocation 25/75 Portfolio	0.18%

*	Effective as of February 28, 2021, the management fees payable by the following Global Funds were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
Global Equity Portfolio	0.23%	0.20%
Global Allocation 60/40 Portfolio	0.20%	0.19%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2022 and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund’s Underlying Funds to the Advisor, except for fees paid indirectly through

19

its investment of securities lending cash collateral in The DFA Short Term Investment Fund on an annualized basis (the “Annualized Expense Ratio”), to the Total Management Fee Limits listed below based on a percentage of average net assets of a class of a Global Fund on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund’s management fee to the Advisor.

During the six months ended April 30, 2021, the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees (amounts in thousands), as listed below. The net amount of waived fees (recovered previously waived fees) during the six months ended April 30, 2021 and the previously waived fees subject to future recovery as of April 30, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the Total Management Fee Limit listed below for such class of the Global Fund, the Advisor retains the right to recover fees previously waived to the extent that the Annualized Expense Ratio following such recovery would be less than the Total Management Fee Limit that was in place when such prior year fees were waived, and less than the current Total Management Fee Limit in place for the Global Fund. The Global Funds are not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Total Management Fee Limit		Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Global Equity Portfolio	0.20	%*	—	$7,908	—
Global Allocation 60/40 Portfolio	0.19	%*	—	3,892	—
Global Allocation 25/75 Portfolio	0.18	%**	—	804	—

Class R2 Shares
Global Equity Portfolio	0.20%		—	18	—
Global Allocation 60/40 Portfolio	0.19%		—	3	—
Global Allocation 25/75 Portfolio	0.18%		—	1	—

*	Effective February 28, 2021
**	Effective February 28, 2020

From February 28, 2020 to February 27, 2021, the Total Management Fee Limit in the Fee Waiver Agreement was 0.23% of the average net assets of a class of the Global Equity Portfolio and 0.20% of the average net assets of a class of the Global Allocation 60/40 Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Total Management Fee Limit in the Fee Waiver Agreement was 0.27% of the average net assets of a class of the Global Equity Portfolio, 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2021, the total related amount paid by the Fund to the CCO was $8 (in thousands). The total related amount paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$155
Global Allocation 60/40 Portfolio	92
Global Allocation 25/75 Portfolio	$22

20

E. Purchases and Sales of Securities:

For the six months ended April 30, 2021, the Global Funds’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$3,628,695	$21,386	$439,827	$127,256	$1,130,880	$4,468,390	144,142	$26,191	—
International Core Equity Portfolio	1,359,426	36,277	—	—	436,091	1,831,794	114,990	12,256	—
U.S. Core Equity 1 Portfolio	1,260,009	9,601	138,562	47,661	369,182	1,547,891	45,850	9,600	—
Emerging Markets Core Equity Portfolio	568,930	12,430	—	—	164,945	746,305	28,463	2,570	—
DFA Real Estate Securities Portfolio	165,432	4,560	—	—	47,288	217,280	4,958	4,320	$241
DFA International Real Estate Securities Portfolio of	9	—	—	—	3	12	3	—	—

Total	$6,982,501	$84,254	$578,389	$174,917	$2,148,389	$8,811,672	338,406	$54,937	$241

Global Allocation 60/40 Portfolio
U.S. Core Equity 2 Portfolio	$1,158,211	$8,322	$149,502	$59,743	$339,529	$1,416,303	45,687	$8,321	—
DFA Selectively Hedged Global Fixed Income Portfolio	582,818	65,899	1,984	(33)	2,452	649,152	66,240	181	—
International Core Equity Portfolio	476,656	4,281	—	—	152,347	633,284	39,754	4,280	—
U.S. Core Equity 1 Portfolio	410,810	3,133	35,415	14,301	121,380	514,209	15,231	3,145	—
DFA Short-Term Extended Quality Portfolio	388,380	33,628	324	2	1,075	422,761	38,433	692	—
Emerging Markets Core Equity Portfolio	176,646	797	—	—	51,148	228,591	8,718	797	—
DFA Global Core Plus Fixed Income Portfolio	196,890	11,585	1,609	69	(4,780)	202,155	18,982	3,042	$459
DFA Five-Year Global Fixed Income Portfolio	190,597	9,671	—	—	360	200,628	18,389	55	—
DFA Inflation-Protected Securities Portfolio	99,117	1,089	—	—	1,224	101,430	7,678	782	307
DFA World ex U.S. Government Fixed Income Portfolio	92,949	2,865	—	—	(5,749)	90,065	8,839	781	766
DFA Real Estate Securities Portfolio	46,664	1,286	—	—	13,339	61,289	1,399	1,218	68
DFA International Real Estate Securities Portfolio of	9	—	—	—	3	12	3	—	—

Total	$3,819,747	$142,556	$188,834	$74,082	$672,328	$4,519,879	269,353	$23,294	$1,600

21

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Global Allocation 25/75 Portfolio
DFA Short-Term Extended Quality Portfolio	$274,640	$33,561	$1,009	$(3)	$772	$307,961	27,996	$499	—
DFA Two-Year Global Fixed Income Portfolio	274,891	35,739	1,562	(17)	(1,370)	307,681	30,923	1,605	—
U.S. Core Equity 2 Portfolio	113,759	850	24,723	13,341	25,290	128,517	4,146	790	—
DFA Inflation-Protected Securities Portfolio	100,017	12,309	—	—	1,309	113,635	8,602	811	$312
International Core Equity Portfolio	45,851	408	3,862	1,225	13,368	56,990	3,578	408	—
U.S. Core Equity 1 Portfolio	41,201	295	10,993	5,923	7,096	43,522	1,289	295	—
DFA World ex U.S. Government Fixed Income Portfolio	36,570	6,417	—	—	(2,385)	40,602	3,984	307	301
Emerging Markets Core Equity Portfolio	17,515	1,909	—	—	5,293	24,717	943	83	—
DFA Real Estate Securities Portfolio	3,920	108	—	—	1,120	5,148	117	102	6
DFA International Real Estate Securities Portfolio of	9	1,203	—	—	56	1,268	261	—	—

Total	$908,373	$92,799	$42,149	$20,469	$50,549	$1,030,041	81,839	$4,900	$619

F. Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020 can occur as a result of realized gains on securities considered to be passive foreign investment companies, short-term distributions received from underlying RICs, return of capital, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Global Equity Portfolio
2019	$143,524	$39,228	—	$182,752
2020	120,905	38,556	—	159,461
Global Allocation 60/40 Portfolio
2019	102,372	14,867	—	117,239

22

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2020	$76,896	$28,603	—	$105,499
Global Allocation 25/75 Portfolio
2019	21,990	3,224	—	25,214
2020	14,901	4,589	—	19,490

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio	$(363)	$(13,544)	$(13,907)
Global Allocation 60/40 Portfolio	(142)	(11,905)	(12,047)
Global Allocation 25/75 Portfolio	(112)	(670)	(782)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Equity Portfolio	—	$75,876	$2,226,775	$2,302,651
Global Allocation 60/40 Portfolio	—	90,355	875,698	966,053
Global Allocation 25/75 Portfolio	$226	11,706	113,438	125,370

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2020, the Global Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$4,437,075	$4,548,671	—	$4,548,671
Global Allocation 60/40 Portfolio	2,972,139	1,590,948	—	1,590,948
Global Allocation 25/75 Portfolio	866,693	174,774	$(421)	174,353

23

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund’s tax positions and has concluded that no additional provision for income tax is required in any Global Fund’s financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Equity Portfolio
Class R2 Shares
Shares Issued	$2,379	81	$4,305	189
Shares Issued in Lieu of Cash Distributions	266	10	435	19
Shares Redeemed	(6,975)	(240)	(14,233)	(618)

Net Increase (Decrease) — Class R2 Shares	$(4,330)	(149)	$(9,493)	(410)

Institutional Class Shares
Shares Issued	$681,466	23,902	$1,546,457	72,372
Shares Issued in Lieu of Cash Distributions	127,462	4,644	157,746	6,948
Shares Redeemed	(1,216,486)	(42,626)	(2,171,480)	(100,198)

Net Increase (Decrease) — Institutional Class Shares	$(407,558)	(14,080)	$(467,277)	(20,878)

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Allocation 60/40 Portfolio
Class R2 Shares
Shares Issued	$748	35	$878	47
Shares Issued in Lieu of Cash Distributions	88	4	72	4
Shares Redeemed	(569)	(28)	(1,063)	(58)

Net Increase (Decrease) — Class R2 Shares	$267	11	$(113)	(7)

Institutional Class Shares
Shares Issued	$406,361	19,407	$813,536	44,767
Shares Issued in Lieu of Cash Distributions	111,594	5,513	103,838	5,666
Shares Redeemed	(473,692)	(22,737)	(1,355,931)	(76,066)

Net Increase (Decrease) — Institutional Class Shares	$44,263	2,183	$(438,557)	(25,633)

24

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Allocation 25/75 Portfolio
Class R2 Shares
Shares Issued	$20	1	$457	34
Shares Issued in Lieu of Cash Distributions	14	1	15	1
Shares Redeemed	(332)	(23)	(382)	(29)

Net Increase (Decrease) — Class R2 Shares	$(298)	(21)	$90	6

Institutional Class Shares
Shares Issued	$180,647	12,412	$270,354	19,757
Shares Issued in Lieu of Cash Distributions	16,561	1,151	19,406	1,419
Shares Redeemed	(136,184)	(9,328)	(289,777)	(21,350)

Net Increase (Decrease) — Institutional Class Shares	$61,024	4,235	$(17)	(174)

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the six months ended April 30, 2021, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Global Equity Portfolio	0.83%	$2,842	130	$9	$23,827	—
Global Allocation 60/40 Portfolio	0.83%	1,253	87	3	6,929	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2021
Global Allocation 25/75 Portfolio	0.84%	$1,892	114	$5	$2,766	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2021, that each Global Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2021, activity by the following Global Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2021
Global Equity Portfolio	Borrower	0.42%	$173,935	1	$2	$173,935	—

I. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds’ Class R2 Shares.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Global Funds is expected to be immaterial.

26

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Global Funds could enter, eliminate the asset segregation framework currently used by the Global Funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Global Funds required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Global Funds.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Global Funds.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Global Fund’s performance.

M. Other:

As of April 30, 2021, the following number of shareholders held the following approximate percentages of the Global Funds’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Global Equity Portfolio-Class R2	5	93%
Global Equity Portfolio-Institutional Class	3	80%
Global Allocation 60/40 Portfolio-Class R2	4	100%
Global Allocation 60/40 Portfolio-Institutional Class	4	79%
Global Allocation 25/75 Portfolio-Class R2	2	100%
Global Allocation 25/75 Portfolio-Institutional Class	4	88%

The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Global Funds, individually or in aggregate, will not have a material adverse impact on the Global Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

27

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 15-16, 2020 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 15, 2020, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

31

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043021-025S 00262279

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Company Portfolio	Series of Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio III

The DFA International Value Series	Master fund for DFA International Value Portfolio and DFA International Value Portfolio III

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio II

U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (11.2%)
	Activision Blizzard, Inc.	250,218	$22,817,379
*	Alphabet, Inc., Class A	97,340	229,089,690
*	Alphabet, Inc., Class C	93,299	224,861,786
	AT&T, Inc.	2,308,361	72,505,619
# *	Charter Communications, Inc., Class A	45,721	30,790,808
	Comcast Corp., Class A	1,479,579	83,078,361
# *	Discovery, Inc., Class A	51,208	1,928,493
*	Discovery, Inc., Class C	92,287	2,981,793
*	DISH Network Corp., Class A	79,768	3,572,809
	Electronic Arts, Inc.	93,300	13,256,064
*	Facebook, Inc., Class A	778,579	253,100,461
	Fox Corp., Class A	109,294	4,089,782
	Fox Corp., Class B	49,979	1,818,236
	Interpublic Group of Cos., Inc. (The)	126,768	4,024,884
# *	Live Nation Entertainment, Inc.	46,067	3,771,966
	Lumen Technologies, Inc.	319,596	4,100,417
*	Netflix, Inc.	143,353	73,607,465
	News Corp., Class A	125,601	3,290,118
	News Corp., Class B	40,897	994,206
	Omnicom Group, Inc.	69,516	5,718,386
*	Take-Two Interactive Software, Inc.	37,222	6,527,994
*	T-Mobile US, Inc.	188,717	24,935,177
*	Twitter, Inc.	258,904	14,296,679
	Verizon Communications, Inc.	1,339,408	77,404,388
	ViacomCBS, Inc., Class B	190,585	7,817,797
*	Walt Disney Co. (The)	587,552	109,296,423

TOTAL COMMUNICATION SERVICES			1,279,677,181

CONSUMER DISCRETIONARY — (12.6%)
	Advance Auto Parts, Inc.	21,081	4,219,573
*	Amazon.com, Inc.	138,542	480,383,302
*	Aptiv P.L.C.	87,590	12,603,325
*	AutoZone, Inc.	7,170	10,497,740
	Best Buy Co., Inc.	74,757	8,691,996
*	Booking Holdings, Inc.	13,247	32,668,162
	BorgWarner, Inc.	76,734	3,727,738
*	Caesars Entertainment, Inc.	67,542	6,608,309
*	CarMax, Inc.	52,417	6,984,041
*	Carnival Corp.	256,390	7,168,664
*	Chipotle Mexican Grill, Inc.	9,129	13,620,742
	Darden Restaurants, Inc.	41,970	6,157,838
	Dollar General Corp.	79,473	17,066,827
*	Dollar Tree, Inc.	76,291	8,765,836
	Domino’s Pizza, Inc.	12,527	5,290,653
	DR Horton, Inc.	107,359	10,552,316
	eBay, Inc.	209,686	11,698,382
*	Etsy, Inc.	40,767	8,104,072
	Expedia Group, Inc.	44,875	7,908,321
*	Ford Motor Co.	1,267,621	14,628,346
	Gap, Inc. (The)	67,010	2,218,031
	Garmin, Ltd.	48,210	6,616,340
	General Motors Co.	409,605	23,437,598
	Genuine Parts Co.	46,690	5,834,849

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Hanesbrands, Inc.	112,288	$2,364,785
	Hasbro, Inc.	41,533	4,130,457
*	Hilton Worldwide Holdings, Inc.	89,875	11,566,913
	Home Depot, Inc. (The)	348,467	112,788,314
*	L Brands, Inc.	76,123	5,016,506
	Las Vegas Sands Corp.	106,543	6,526,824
#	Leggett & Platt, Inc.	43,944	2,182,699
	Lennar Corp., Class A	88,780	9,197,608
*	LKQ Corp.	89,607	4,185,543
	Lowe’s Cos., Inc.	236,605	46,433,731
*	Marriott International, Inc., Class A	86,291	12,815,939
	McDonald’s Corp.	241,322	56,971,298
	MGM Resorts International	133,231	5,425,166
*	Mohawk Industries, Inc.	18,893	3,882,512
	Newell Brands, Inc.	121,048	3,263,454
	NIKE, Inc., Class B	411,544	54,578,965
# *	Norwegian Cruise Line Holdings, Ltd.	116,679	3,622,883
*	NVR, Inc.	1,119	5,615,254
*	O’Reilly Automotive, Inc.	22,745	12,575,256
# *	Penn National Gaming, Inc.	47,886	4,267,600
	Pool Corp.	13,074	5,524,027
	PulteGroup, Inc.	86,795	5,131,320
	PVH Corp.	22,839	2,584,918
	Ralph Lauren Corp.	15,527	2,069,594
	Ross Stores, Inc.	115,481	15,121,082
	Royal Caribbean Cruises, Ltd.	71,013	6,174,580
	Starbucks Corp.	381,001	43,620,805
	Tapestry, Inc.	90,540	4,332,339
	Target Corp.	161,984	33,572,804
*	Tesla, Inc.	248,543	176,326,346
	TJX Cos., Inc. (The)	388,029	27,550,059
	Tractor Supply Co.	37,726	7,115,124
*	Ulta Beauty, Inc.	18,148	5,977,044
*	Under Armour, Inc., Class A	58,938	1,432,783
# *	Under Armour, Inc., Class C	64,300	1,280,213
	VF Corp.	104,192	9,133,471
	Whirlpool Corp.	20,310	4,802,300
*	Wynn Resorts, Ltd.	33,948	4,358,923
	Yum! Brands, Inc.	97,331	11,633,001

TOTAL CONSUMER DISCRETIONARY			1,450,605,441

CONSUMER STAPLES — (6.0%)
	Altria Group, Inc.	600,799	28,688,152
	Archer-Daniels-Midland Co.	181,138	11,435,242
	Brown-Forman Corp., Class B	59,206	4,516,234
#	Campbell Soup Co.	65,884	3,145,961
	Church & Dwight Co., Inc.	79,337	6,802,354
	Clorox Co. (The)	40,680	7,424,100
	Coca-Cola Co. (The)	1,255,328	67,762,605
	Colgate-Palmolive Co.	273,986	22,110,670
	Conagra Brands, Inc.	157,455	5,840,006
	Constellation Brands, Inc., Class A	55,154	13,254,609
	Costco Wholesale Corp.	143,275	53,311,195
	Estee Lauder Cos., Inc. (The), Class A	74,204	23,285,215
	General Mills, Inc.	198,337	12,070,790
	Hershey Co. (The)	47,465	7,798,499
#	Hormel Foods Corp.	90,939	4,201,382
	JM Smucker Co. (The)	35,347	4,630,103
	Kellogg Co.	82,954	5,177,989

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER STAPLES — (Continued)
Kimberly-Clark Corp.	109,642	$14,617,471
Kraft Heinz Co. (The)	208,854	8,623,582
Kroger Co. (The)	246,965	9,024,101
Lamb Weston Holdings, Inc.	47,410	3,816,505
McCormick & Co. Inc.	80,752	7,296,751
Molson Coors Beverage Co., Class B	61,186	3,362,171
Mondelez International, Inc., Class A	456,417	27,754,718
* Monster Beverage Corp.	119,819	11,628,434
PepsiCo, Inc.	446,542	64,373,495
Philip Morris International, Inc.	504,061	47,885,795
Procter & Gamble Co. (The)	797,037	106,340,677
Sysco Corp.	165,567	14,028,492
Tyson Foods, Inc., Class A	95,569	7,401,819
Walgreens Boots Alliance, Inc.	232,630	12,352,653
Walmart, Inc.	448,724	62,780,975

TOTAL CONSUMER STAPLES		682,742,745

ENERGY — (2.7%)
APA Corp.	123,487	2,469,740
Baker Hughes Co.	234,992	4,718,639
Cabot Oil & Gas Corp.	129,905	2,165,516
Chevron Corp.	623,517	64,265,897
ConocoPhillips	437,561	22,376,870
Devon Energy Corp.	190,356	4,450,523
Diamondback Energy, Inc.	58,224	4,758,648
EOG Resources, Inc.	189,296	13,939,758
Exxon Mobil Corp.	1,370,265	78,433,969
Halliburton Co.	286,094	5,595,999
Hess Corp.	88,212	6,572,676
HollyFrontier Corp.	49,078	1,717,730
Kinder Morgan, Inc.	630,674	10,752,992
Marathon Oil Corp.	259,240	2,919,042
Marathon Petroleum Corp.	210,816	11,731,910
NOV, Inc.	125,317	1,873,489
Occidental Petroleum Corp.	271,795	6,892,721
ONEOK, Inc.	143,524	7,512,046
Phillips 66	141,689	11,464,057
Pioneer Natural Resources Co.	66,477	10,226,157
Schlumberger, N.V.	452,843	12,249,403
Valero Energy Corp.	132,529	9,801,845
Williams Cos., Inc. (The)	391,904	9,546,781

TOTAL ENERGY		306,436,408

FINANCIALS — (11.4%)
Aflac, Inc.	207,169	11,131,190
Allstate Corp. (The)	98,246	12,457,593
American Express Co.	211,010	32,358,384
American International Group, Inc.	280,520	13,591,194
Ameriprise Financial, Inc.	37,872	9,786,125
Aon P.L.C., Class A	73,304	18,431,558
Arthur J Gallagher & Co.	62,845	9,109,383
Assurant, Inc.	18,425	2,866,930
Bank of America Corp.	2,459,011	99,663,716
Bank of New York Mellon Corp. (The)	261,542	13,045,715
* Berkshire Hathaway, Inc., Class B	617,147	169,684,568
BlackRock, Inc.	45,922	37,623,895
Capital One Financial Corp.	148,274	22,104,688
Cboe Global Markets, Inc.	34,563	3,607,340

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Charles Schwab Corp. (The)	484,011	$34,074,374
	Chubb, Ltd.	145,433	24,954,849
	Cincinnati Financial Corp.	48,922	5,512,531
	Citigroup, Inc.	675,609	48,130,385
	Citizens Financial Group, Inc.	136,988	6,339,805
	CME Group, Inc.	115,955	23,421,750
	Comerica, Inc.	44,579	3,350,558
	Discover Financial Services	99,199	11,308,686
	Everest Re Group, Ltd.	12,771	3,536,928
	Fifth Third Bancorp	230,560	9,346,902
	First Republic Bank	56,842	10,415,728
	Franklin Resources, Inc.	87,887	2,636,610
	Globe Life, Inc.	31,039	3,181,187
	Goldman Sachs Group, Inc. (The)	111,320	38,789,454
	Hartford Financial Services Group, Inc. (The)	115,970	7,649,381
	Huntington Bancshares, Inc.	330,573	5,064,378
	Intercontinental Exchange, Inc.	181,366	21,348,592
	Invesco, Ltd.	120,692	3,258,684
	JPMorgan Chase & Co.	987,691	151,916,753
	KeyCorp.	314,218	6,837,384
	Lincoln National Corp.	57,754	3,703,764
	Loews Corp.	72,942	4,066,517
	M&T Bank Corp.	41,555	6,552,808
	MarketAxess Holdings, Inc.	12,263	5,989,985
	Marsh & McLennan Cos., Inc.	164,098	22,268,099
	MetLife, Inc.	243,848	15,516,048
	Moody’s Corp.	52,194	17,052,302
	Morgan Stanley	485,569	40,083,721
	MSCI, Inc.	26,786	13,011,835
	Nasdaq, Inc.	37,197	6,008,803
	Northern Trust Corp.	67,348	7,664,202
	People’s United Financial, Inc.	139,299	2,525,491
	PNC Financial Services Group, Inc. (The)	137,003	25,612,711
	Principal Financial Group, Inc.	81,381	5,197,804
	Progressive Corp. (The)	190,004	19,141,003
	Prudential Financial, Inc.	128,676	12,913,923
	Raymond James Financial, Inc.	39,808	5,206,090
	Regions Financial Corp.	311,622	6,793,360
	S&P Global, Inc.	77,814	30,377,807
	State Street Corp.	113,960	9,566,942
*	SVB Financial Group	17,509	10,012,171
	Synchrony Financial	176,177	7,705,982
	T Rowe Price Group, Inc.	73,941	13,250,227
	Travelers Cos., Inc. (The)	81,791	12,649,796
	Truist Financial Corp.	435,306	25,817,999
	U.S. Bancorp	441,711	26,215,548
	Unum Group	64,284	1,816,666
	Wells Fargo & Co.	1,338,099	60,281,360
	Willis Towers Watson P.L.C.	41,695	10,793,168
	WR Berkley Corp.	45,539	3,630,369
	Zions Bancorp NA	52,329	2,919,958

TOTAL FINANCIALS			1,310,883,657

HEALTH CARE — (12.8%)
	Abbott Laboratories	573,396	68,853,392
	AbbVie, Inc.	571,569	63,729,944
*	ABIOMED, Inc.	14,708	4,717,297
	Agilent Technologies, Inc.	98,838	13,208,710
*	Alexion Pharmaceuticals, Inc.	71,314	12,029,246

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Align Technology, Inc.	23,359	$13,910,985
	AmerisourceBergen Corp.	47,690	5,760,952
	Amgen, Inc.	186,927	44,795,186
	Anthem, Inc.	79,175	30,038,203
	Baxter International, Inc.	163,845	14,039,878
	Becton Dickinson and Co.	93,862	23,353,804
*	Biogen, Inc.	49,415	13,210,112
*	Bio-Rad Laboratories, Inc., Class A	6,982	4,399,568
*	Boston Scientific Corp.	459,698	20,042,833
	Bristol-Myers Squibb Co.	725,182	45,265,860
	Cardinal Health, Inc.	94,367	5,694,105
*	Catalent, Inc.	55,171	6,205,082
*	Centene Corp.	188,656	11,647,621
	Cerner Corp.	99,734	7,485,037
	Cigna Corp.	113,726	28,318,911
	Cooper Cos., Inc. (The)	15,829	6,503,978
	CVS Health Corp.	424,049	32,397,344
	Danaher Corp.	205,164	52,099,346
*	DaVita, Inc.	23,100	2,691,843
	Dentsply Sirona, Inc.	71,094	4,799,556
*	DexCom, Inc.	31,198	12,045,548
*	Edwards Lifesciences Corp.	202,581	19,350,537
	Eli Lilly and Co.	257,480	47,059,620
	Gilead Sciences, Inc.	406,060	25,772,628
	HCA Healthcare, Inc.	86,004	17,291,964
*	Henry Schein, Inc.	45,701	3,313,323
*	Hologic, Inc.	83,205	5,454,088
	Humana, Inc.	41,800	18,611,032
*	IDEXX Laboratories, Inc.	27,710	15,212,513
*	Illumina, Inc.	47,327	18,591,939
*	Incyte Corp.	60,667	5,179,748
*	Intuitive Surgical, Inc.	38,069	32,929,685
*	IQVIA Holdings, Inc.	62,047	14,561,810
	Johnson & Johnson	850,833	138,456,054
*	Laboratory Corp. of America Holdings	31,421	8,353,901
	McKesson Corp.	51,576	9,673,595
	Medtronic P.L.C.	436,335	57,124,978
	Merck & Co., Inc.	818,995	61,015,128
*	Mettler-Toledo International, Inc.	7,593	9,972,039
	PerkinElmer, Inc.	36,037	4,671,476
	Perrigo Co. P.L.C.	42,191	1,756,411
	Pfizer, Inc.	1,805,329	69,775,966
	Quest Diagnostics, Inc.	43,095	5,683,369
*	Regeneron Pharmaceuticals, Inc.	34,152	16,437,358
	ResMed, Inc.	47,186	8,869,552
	STERIS P.L.C.	27,475	5,797,775
	Stryker Corp.	105,781	27,781,264
	Teleflex, Inc.	15,057	6,361,281
	Thermo Fisher Scientific, Inc.	127,460	59,935,516
	UnitedHealth Group, Inc.	305,974	122,022,431
	Universal Health Services, Inc., Class B	25,206	3,740,822
*	Vertex Pharmaceuticals, Inc.	84,325	18,399,715
*	Viatris, Inc.	387,858	5,158,511
*	Waters Corp.	20,244	6,070,568
	West Pharmaceutical Services, Inc.	23,935	7,863,126
	Zimmer Biomet Holdings, Inc.	67,424	11,944,836
	Zoetis, Inc.	153,551	26,568,930

TOTAL HEALTH CARE			1,464,007,830

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (8.7%)
	3M Co.	187,337	$36,931,616
*	Alaska Air Group, Inc.	40,654	2,810,818
	Allegion P.L.C.	29,562	3,972,542
# *	American Airlines Group, Inc.	205,938	4,472,973
	AMETEK, Inc.	74,790	10,091,415
	AO Smith Corp.	43,925	2,975,919
*	Boeing Co. (The)	177,536	41,598,460
	Carrier Global Corp.	265,059	11,551,271
	Caterpillar, Inc.	176,454	40,250,922
#	CH Robinson Worldwide, Inc.	43,410	4,214,243
	Cintas Corp.	28,528	9,846,154
*	Copart, Inc.	66,993	8,341,298
	CSX Corp.	246,354	24,820,165
	Cummins, Inc.	48,010	12,100,440
	Deere & Co.	101,409	37,607,528
*	Delta Air Lines, Inc.	206,167	9,673,356
	Dover Corp.	46,405	6,923,162
	Eaton Corp. P.L.C.	129,135	18,457,265
	Emerson Electric Co.	194,637	17,612,702
	Equifax, Inc.	39,509	9,056,648
	Expeditors International of Washington, Inc.	54,785	6,018,680
	Fastenal Co.	185,356	9,690,412
	FedEx Corp.	78,757	22,863,945
	Fortive Corp.	108,806	7,705,641
	Fortune Brands Home & Security, Inc.	44,864	4,709,823
*	Generac Holdings, Inc.	20,391	6,605,664
	General Dynamics Corp.	75,215	14,308,149
	General Electric Co.	2,836,558	37,215,641
	Honeywell International, Inc.	225,115	50,209,650
*	Howmet Aerospace, Inc.	125,050	3,996,598
	Huntington Ingalls Industries, Inc.	12,942	2,747,845
	IDEX Corp.	24,733	5,545,139
	IHS Markit, Ltd.	120,927	13,009,327
	Illinois Tool Works, Inc.	93,039	21,441,768
*	Ingersoll Rand, Inc.	120,896	5,973,471
	Jacobs Engineering Group, Inc.	42,276	5,648,496
	JB Hunt Transport Services, Inc.	26,782	4,571,955
	Johnson Controls International P.L.C.	233,641	14,565,180
	Kansas City Southern	29,469	8,611,136
	L3Harris Technologies, Inc.	66,681	13,951,666
	Leidos Holdings, Inc.	43,534	4,409,123
	Lockheed Martin Corp.	79,687	30,325,685
	Masco Corp.	82,850	5,292,458
	Nielsen Holdings P.L.C.	115,381	2,959,523
	Norfolk Southern Corp.	81,362	22,719,525
	Northrop Grumman Corp.	50,294	17,826,205
	Old Dominion Freight Line, Inc.	30,897	7,965,556
	Otis Worldwide Corp.	132,233	10,296,984
	PACCAR, Inc.	112,197	10,084,266
	Parker-Hannifin Corp.	41,871	13,139,538
	Pentair P.L.C.	54,379	3,507,989
	Quanta Services, Inc.	44,417	4,292,459
	Raytheon Technologies Corp.	491,682	40,927,610
	Republic Services, Inc.	68,273	7,257,420
	Robert Half International, Inc.	36,886	3,231,582
	Rockwell Automation, Inc.	37,678	9,956,788
	Rollins, Inc.	71,503	2,665,632
	Roper Technologies, Inc.	34,040	15,196,818
	Snap-on, Inc.	17,608	4,183,661

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Southwest Airlines Co.	191,603	$12,028,836
	Stanley Black & Decker, Inc.	52,190	10,791,326
*	Teledyne Technologies, Inc.	11,886	5,321,956
	Textron, Inc.	73,232	4,704,424
	Trane Technologies P.L.C	77,341	13,444,186
*	TransDigm Group, Inc.	17,740	10,887,748
	Union Pacific Corp.	216,806	48,150,444
*	United Airlines Holdings, Inc.	102,972	5,601,677
	United Parcel Service, Inc., Class B	232,885	47,475,936
*	United Rentals, Inc.	23,368	7,476,592
	Verisk Analytics, Inc.	52,806	9,938,089
	Waste Management, Inc.	126,281	17,422,990
	Westinghouse Air Brake Technologies Corp.	57,524	4,720,995
	WW Grainger, Inc.	14,255	6,180,113
	Xylem, Inc.	57,929	6,409,844

TOTAL INDUSTRIALS			999,493,061

INFORMATION TECHNOLOGY — (26.6%)
	Accenture P.L.C., Class A	205,288	59,527,361
*	Adobe, Inc.	155,145	78,866,409
*	Advanced Micro Devices, Inc.	391,892	31,986,225
*	Akamai Technologies, Inc.	52,338	5,689,141
	Amphenol Corp., Class A	194,352	13,087,664
	Analog Devices, Inc.	119,661	18,327,279
*	ANSYS, Inc.	28,047	10,255,666
	Apple, Inc.	5,107,825	671,474,674
	Applied Materials, Inc.	296,933	39,405,978
*	Arista Networks, Inc.	17,741	5,591,431
*	Autodesk, Inc.	71,327	20,821,065
	Automatic Data Processing, Inc.	138,279	25,856,790
	Broadcom, Inc.	132,132	60,278,618
	Broadridge Financial Solutions, Inc.	37,189	5,899,291
*	Cadence Design Systems, Inc.	90,493	11,924,263
	CDW Corp.	45,734	8,155,744
	Cisco Systems, Inc.	1,366,479	69,567,446
	Citrix Systems, Inc.	39,524	4,895,047
	Cognizant Technology Solutions Corp., Class A	172,120	13,838,448
	Corning, Inc.	249,242	11,018,989
	DXC Technology Co.	82,423	2,712,541
*	Enphase Energy, Inc.	41,852	5,827,891
*	F5 Networks, Inc.	20,085	3,751,075
	Fidelity National Information Services, Inc.	200,833	30,707,366
*	Fiserv, Inc.	185,945	22,335,713
*	FleetCor Technologies, Inc.	26,888	7,736,215
	FLIR Systems, Inc.	42,928	2,574,392
*	Fortinet, Inc.	43,832	8,951,809
*	Gartner, Inc.	28,523	5,587,085
	Global Payments, Inc.	95,771	20,555,330
	Hewlett Packard Enterprise Co.	421,297	6,749,178
	HP, Inc.	406,295	13,858,722
	Intel Corp.	1,315,084	75,656,783
	International Business Machines Corp.	289,163	41,026,446
	Intuit, Inc.	88,587	36,512,018
*	IPG Photonics Corp.	11,633	2,525,641
	Jack Henry & Associates, Inc.	24,624	4,009,526
	Juniper Networks, Inc.	106,887	2,713,861
*	Keysight Technologies, Inc.	60,345	8,710,801
	KLA Corp.	49,979	15,760,878
	Lam Research Corp.	46,199	28,664,170

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Mastercard, Inc., Class A	283,790	$108,424,807
	Maxim Integrated Products, Inc.	86,327	8,114,738
	Microchip Technology, Inc.	87,343	13,126,779
*	Micron Technology, Inc.	361,710	31,132,380
	Microsoft Corp.	2,441,213	615,625,094
	Monolithic Power Systems, Inc.	13,853	5,006,197
	Motorola Solutions, Inc.	54,734	10,306,412
	NetApp, Inc.	71,686	5,354,227
	NortonLifeLock, Inc.	186,746	4,035,581
	NVIDIA Corp.	200,677	120,482,457
	NXP Semiconductors NV	89,855	17,297,986
	Oracle Corp.	600,301	45,496,813
	Paychex, Inc.	104,113	10,149,976
*	Paycom Software, Inc.	15,790	6,069,834
*	PayPal Holdings, Inc.	379,078	99,428,369
*	PTC, Inc.	34,102	4,465,316
*	Qorvo, Inc.	36,505	6,869,146
	QUALCOMM, Inc.	367,693	51,035,788
*	salesforce.com, Inc.	297,046	68,415,635
#	Seagate Technology P.L.C	64,969	6,031,722
*	ServiceNow, Inc.	63,431	32,119,555
	Skyworks Solutions, Inc.	53,490	9,699,342
*	Synopsys, Inc.	49,427	12,211,435
	TE Connectivity, Ltd.	107,333	14,433,069
	Teradyne, Inc.	54,050	6,760,574
	Texas Instruments, Inc.	297,857	53,766,167
*	Trimble, Inc.	81,411	6,675,702
*	Tyler Technologies, Inc.	13,162	5,592,007
*	VeriSign, Inc.	32,073	7,016,610
#	Visa, Inc., Class A	548,987	128,221,404
	Western Digital Corp.	99,182	7,005,225
	Western Union Co. (The)	132,306	3,408,203
	Xilinx, Inc.	79,722	10,201,227
*	Zebra Technologies Corp., Class A	17,251	8,414,003

TOTAL INFORMATION TECHNOLOGY			3,055,788,750

MATERIALS — (2.7%)
	Air Products & Chemicals, Inc.	71,778	20,706,517
	Albemarle Corp.	37,819	6,360,021
	Amcor P.L.C.	506,307	5,949,107
	Avery Dennison Corp.	26,795	5,738,685
	Ball Corp.	106,373	9,960,768
	Celanese Corp.	36,976	5,792,290
	CF Industries Holdings, Inc.	69,213	3,365,828
	Corteva, Inc.	241,358	11,768,616
	Dow, Inc.	241,735	15,108,438
	DuPont de Nemours, Inc.	174,639	13,466,413
	Eastman Chemical Co.	44,149	5,094,353
	Ecolab, Inc.	80,670	18,079,760
	FMC Corp.	42,214	4,991,383
	Freeport-McMoRan, Inc.	473,100	17,840,601
	International Flavors & Fragrances, Inc.	80,681	11,470,418
	International Paper Co.	127,512	7,395,696
	Linde P.L.C.	169,228	48,372,132
	LyondellBasell Industries NV, Class A	83,457	8,657,829
	Martin Marietta Materials, Inc.	20,182	7,126,668
	Mosaic Co. (The)	111,225	3,912,896
	Newmont Corp.	259,605	16,201,948
	Nucor Corp.	96,680	7,952,897

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Packaging Corp. of America	30,655	$4,526,211
PPG Industries, Inc.	76,783	13,148,321
Sealed Air Corp.	49,194	2,430,184
Sherwin-Williams Co. (The)	78,475	21,491,948
Vulcan Materials Co.	42,845	7,636,693
WestRock Co.	84,372	4,703,739

TOTAL MATERIALS		309,250,360

REAL ESTATE — (2.5%)
Alexandria Real Estate Equities, Inc.	41,236	7,467,840
American Tower Corp.	143,752	36,623,697
AvalonBay Communities, Inc.	45,144	8,667,648
Boston Properties, Inc.	46,028	5,033,162
* CBRE Group, Inc., Class A	108,410	9,236,532
Crown Castle International Corp.	139,368	26,348,914
Digital Realty Trust, Inc.	91,190	14,071,529
Duke Realty Corp.	121,458	5,650,226
Equinix, Inc.	28,963	20,875,372
Equity Residential	111,159	8,251,333
Essex Property Trust, Inc.	21,166	6,149,146
Extra Space Storage, Inc.	42,805	6,364,675
Federal Realty Investment Trust	22,488	2,537,546
Healthpeak Properties, Inc.	174,627	5,996,691
Host Hotels & Resorts, Inc.	228,482	4,149,233
# Iron Mountain, Inc.	94,394	3,787,087
Kimco Realty Corp.	139,830	2,936,430
Mid-America Apartment Communities, Inc.	36,724	5,777,787
Prologis, Inc.	239,009	27,851,719
Public Storage	49,327	13,868,779
Realty Income Corp.	121,120	8,375,448
Regency Centers Corp.	50,456	3,212,029
SBA Communications Corp.	35,318	10,585,511
Simon Property Group, Inc.	106,559	12,972,493
UDR, Inc.	95,116	4,418,138
Ventas, Inc.	122,015	6,766,952
Vornado Realty Trust	49,863	2,281,232
Welltower, Inc.	135,058	10,133,402
Weyerhaeuser Co.	242,560	9,404,051

TOTAL REAL ESTATE		289,794,602

UTILITIES — (2.6%)
AES Corp. (The)	216,721	6,029,178
Alliant Energy Corp.	80,335	4,512,417
Ameren Corp.	82,183	6,972,406
American Electric Power Co., Inc.	161,088	14,290,116
American Water Works Co., Inc.	58,855	9,180,791
Atmos Energy Corp.	40,966	4,243,668
CenterPoint Energy, Inc.	177,634	4,350,257
CMS Energy Corp.	93,727	6,035,082
Consolidated Edison, Inc.	111,063	8,597,387
Dominion Energy, Inc.	261,335	20,880,666
DTE Energy Co.	62,856	8,801,097
Duke Energy Corp.	248,323	25,003,643
Edison International	123,031	7,314,193
Entergy Corp.	64,813	7,083,413
Evergy, Inc.	73,843	4,723,737
Eversource Energy	111,263	9,593,096
Exelon Corp.	316,703	14,232,633

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	FirstEnergy Corp.	175,194	$6,643,356
	NextEra Energy, Inc.	634,359	49,169,166
	NiSource, Inc.	128,066	3,332,277
	NRG Energy, Inc.	79,569	2,850,162
	Pinnacle West Capital Corp.	36,242	3,067,885
	PPL Corp.	249,442	7,266,245
	Public Service Enterprise Group, Inc.	163,841	10,348,198
	Sempra Energy	98,154	13,503,046
	Southern Co. (The)	341,187	22,576,344
	WEC Energy Group, Inc.	102,320	9,942,434
	Xcel Energy, Inc.	174,259	12,424,667

TOTAL UTILITIES			302,967,560

TOTAL COMMON STOCKS Cost ($ 3,168,191,845)			11,451,647,595

@ §	SECURITIES LENDING COLLATERAL — (0.2%) The DFA Short Term Investment Fund	1,622,618	18,773,688

TOTAL INVESTMENTS — (100.0%) (Cost $ 3,186,963,689)			$11,470,421,283

P.L.C. Public Limited Company

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	150	06/18/21	$31,321,935	$31,308,000	$(13,935)

Total Futures Contracts			$31,321,935	$31,308,000	$(13,935)

Summary of the Portfolio’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,279,677,181	—	—	$1,279,677,181
Consumer Discretionary	1,450,605,441	—	—	1,450,605,441
Consumer Staples	682,742,745	—	—	682,742,745
Energy	306,436,408	—	—	306,436,408
Financials	1,310,883,657	—	—	1,310,883,657
Health Care	1,464,007,830	—	—	1,464,007,830
Industrials	999,493,061	—	—	999,493,061
Information Technology	3,055,788,750	—	—	3,055,788,750
Materials	309,250,360	—	—	309,250,360
Real Estate	289,794,602	—	—	289,794,602
Utilities	302,967,560	—	—	302,967,560

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$18,773,688	—	$18,773,688
Futures Contracts**	$(13,935)	—	—	(13,935)

TOTAL	$11,451,633,660	$18,773,688	—	$11,470,407,348

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (11.0%)
	Activision Blizzard, Inc.	116,588	$10,631,660
	AT&T, Inc.	22,876,258	718,543,264
# *	Charter Communications, Inc., Class A	833,857	561,560,997
	Comcast Corp., Class A	14,400,427	808,583,976
# *	Discovery, Inc., Class A	1,025,284	38,612,195
*	Discovery, Inc., Class C	1,512,068	48,854,917
# *	DISH Network Corp., Class A	631,400	28,280,406
	Fox Corp., Class A	886,281	33,164,635
	Fox Corp., Class B	336,057	12,225,754
	Interpublic Group of Cos., Inc. (The)	603,319	19,155,378
*	Liberty Broadband Corp., Class A	27,366	4,314,797
*	Liberty Broadband Corp., Class C	238,384	38,789,844
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,627,019
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,687,700
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,100,524
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	16,215,679
#	Lumen Technologies, Inc.	6,413,688	82,287,617
*	Madison Square Garden Entertainment Corp.	8,266	748,982
	News Corp., Class A	527,829	13,826,481
	News Corp., Class B	64,856	1,576,649
*	T-Mobile US, Inc.	1,353,820	178,880,237
	Verizon Communications, Inc.	1,806,925	104,422,196
#	ViacomCBS, Inc., Class A	2,909	131,487
	ViacomCBS, Inc., Class B	1,651,720	67,753,554
*	Walt Disney Co. (The)	2,214,740	411,985,935
# *	Zillow Group, Inc., Class C	6,600	858,792

TOTAL COMMUNICATION SERVICES			3,213,820,675

CONSUMER DISCRETIONARY — (7.8%)
	Advance Auto Parts, Inc.	260,851	52,211,936
*	Aptiv P.L.C.	90,322	12,996,433
	Aramark	1,077,929	41,899,100
*	Autoliv, Inc.	417,162	41,991,527
	BorgWarner, Inc.	1,104,771	53,669,775
*	Capri Holdings, Ltd.	24,034	1,323,793
*	CarMax, Inc.	284,293	37,879,199
*	Carnival Corp.	1,366,366	38,203,593
*	Dollar Tree, Inc.	471,730	54,201,777
	DR Horton, Inc.	3,010,530	295,904,994
*	Ford Motor Co.	13,739,128	158,549,537
	Gap, Inc. (The)	942,706	31,203,569
	Garmin, Ltd.	538,112	73,850,491
	General Motors Co.	5,294,855	302,971,603
	Gentex Corp.	1,383,656	48,677,018
	Genuine Parts Co.	729	91,103
	Harley-Davidson, Inc.	351,262	16,990,543
	Hasbro, Inc.	7,221	718,128
*	Hyatt Hotels Corp., Class A	139,548	11,488,987
	Kohl’s Corp.	522,185	30,631,372
	Lear Corp.	354,145	65,106,017
	Lennar Corp., Class A	976,815	101,198,034
	Lennar Corp., Class B	37,985	3,060,451
	Lithia Motors, Inc., Class A	93,900	36,093,282

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	1,704,698	$79,626,444
	MGM Resorts International	2,308,538	94,003,667
*	Mohawk Industries, Inc.	566,421	116,399,515
	Newell Brands, Inc.	403,654	10,882,512
*	Norwegian Cruise Line Holdings, Ltd.	89,903	2,791,488
	PulteGroup, Inc.	2,382,974	140,881,423
	PVH Corp.	289,789	32,798,319
	Qurate Retail, Inc., Class A	63,525	755,948
	Ralph Lauren Corp.	234,179	31,213,719
	Royal Caribbean Cruises, Ltd.	813,483	70,732,347
*	Skechers U.S.A., Inc., Class A	31,900	1,546,831
	Tapestry, Inc.	357,469	17,104,892
	Target Corp.	214,288	44,413,331
	Toll Brothers, Inc.	212,428	13,319,236
# *	Veoneer, Inc.	289,615	6,632,183
	Whirlpool Corp.	492,212	116,383,527

TOTAL CONSUMER DISCRETIONARY			2,290,397,644

CONSUMER STAPLES — (5.3%)
	Archer-Daniels-Midland Co.	1,091,117	68,882,216
	Bunge, Ltd.	586,403	49,504,141
	Conagra Brands, Inc.	578,611	21,460,682
	Constellation Brands, Inc., Class A	395,649	95,082,368
*	Coty, Inc., Class A	164,915	1,650,799
*	Darling Ingredients, Inc.	305,400	21,210,030
	Ingredion, Inc.	164,479	15,363,983
	JM Smucker Co. (The)	861,442	112,840,288
	Keurig Dr Pepper, Inc.	46,618	1,671,255
	Kraft Heinz Co. (The)	1,150,537	47,505,673
	Kroger Co. (The)	2,814,340	102,835,984
	Molson Coors Beverage Co., Class B	590,791	32,463,965
	Mondelez International, Inc., Class A	3,319,883	201,882,085
*	Pilgrim’s Pride Corp.	6,211	148,816
*	Post Holdings, Inc.	410,543	46,711,583
	Seaboard Corp.	13	46,514
	Tyson Foods, Inc., Class A	1,702,938	131,892,548
*	US Foods Holding Corp.	1,048,790	43,482,833
	Walgreens Boots Alliance, Inc.	3,491,883	185,418,987
	Walmart, Inc.	2,527,593	353,635,537

TOTAL CONSUMER STAPLES			1,533,690,287

ENERGY — (6.9%)
	Baker Hughes Co.	835,609	16,779,029
#	Cabot Oil & Gas Corp.	90,400	1,506,968
	Chevron Corp.	2,770,962	285,603,053
	Cimarex Energy Co.	11,916	788,839
	ConocoPhillips	5,763,685	294,754,851
*	Continental Resources, Inc.	7,637	208,032
	Devon Energy Corp.	222,700	5,206,726
	Diamondback Energy, Inc.	4,467	365,088
	EOG Resources, Inc.	1,019,059	75,043,505
	Exxon Mobil Corp.	7,551,546	432,250,493
	Halliburton Co.	944,695	18,478,234
	Hess Corp.	1,032,119	76,903,187
	HollyFrontier Corp.	676,892	23,691,220
	Kinder Morgan, Inc.	4,348,380	74,139,879
	Marathon Oil Corp.	53,438	601,712
	Marathon Petroleum Corp.	2,574,548	143,273,596

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	NOV, Inc.	87,559	$1,309,007
	Occidental Petroleum Corp.	3,383,710	85,810,885
	ONEOK, Inc.	431,955	22,608,525
	Phillips 66	938,504	75,934,359
	Pioneer Natural Resources Co.	483,420	74,364,499
	Schlumberger, N.V.	3,548,614	95,990,009
	Targa Resources Corp.	435,529	15,108,501
	Valero Energy Corp.	2,205,565	163,123,587
	Williams Cos., Inc. (The)	1,652,331	40,250,783

TOTAL ENERGY			2,024,094,567

FINANCIALS — (21.9%)
	Aflac, Inc.	1,550,399	83,302,938
*	Alleghany Corp.	33,373	22,659,266
	Allstate Corp. (The)	789,514	100,110,375
	Ally Financial, Inc.	3,002,913	154,499,874
	American Financial Group, Inc.	352,608	43,321,419
	American International Group, Inc.	1,394,612	67,568,951
*	Arch Capital Group, Ltd.	522,976	20,767,377
	Assurant, Inc.	225,564	35,097,758
*	Athene Holding, Ltd., Class A	122,622	7,316,855
	Axis Capital Holdings, Ltd.	76,336	4,259,549
	Bank of America Corp.	8,991,364	364,419,983
	Bank of New York Mellon Corp. (The)	3,558,490	177,497,481
*	Berkshire Hathaway, Inc., Class B	2,010,121	552,682,769
	BOK Financial Corp.	6,114	537,665
	Capital One Financial Corp.	1,585,334	236,341,593
	Charles Schwab Corp. (The)	3,700	260,480
	Chubb, Ltd.	588,566	100,992,040
	Citigroup, Inc.	5,316,841	378,771,753
	Citizens Financial Group, Inc.	912,076	42,210,877
	CNA Financial Corp.	188,355	8,839,500
	Comerica, Inc.	155,103	11,657,541
	East West Bancorp, Inc.	105,524	8,035,653
#	Equitable Holdings, Inc.	1,600	54,768
	Everest Re Group, Ltd.	117,028	32,410,905
	Fifth Third Bancorp	4,644,985	188,307,692
	First Horizon Corp.	75,600	1,382,724
	Franklin Resources, Inc.	51,772	1,553,160
	Goldman Sachs Group, Inc. (The)	1,096,257	381,990,752
	Hartford Financial Services Group, Inc. (The)	2,301,121	151,781,941
	Huntington Bancshares, Inc.	6,599,570	101,105,412
	Invesco, Ltd.	87,616	2,365,632
	Jefferies Financial Group, Inc.	303,442	9,864,899
	JPMorgan Chase & Co.	6,549,745	1,007,416,278
	KeyCorp.	3,705,439	80,630,353
	Lincoln National Corp.	716,472	45,947,349
	Loews Corp.	1,034,793	57,689,710
	M&T Bank Corp.	159,324	25,123,802
*	Markel Corp.	299	351,750
	MetLife, Inc.	1,658,135	105,507,130
	Morgan Stanley	4,295,101	354,560,588
	New York Community Bancorp, Inc.	229,883	2,749,401
	Northern Trust Corp.	7,507	854,297
	Old Republic International Corp.	789,063	19,426,731
	People’s United Financial, Inc.	396,896	7,195,724
	PNC Financial Services Group, Inc. (The)	1,142,434	213,578,036
	Principal Financial Group, Inc.	1,679,227	107,252,228
	Prosperity Bancshares, Inc.	47,592	3,491,349

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prudential Financial, Inc.	748,601	$75,129,596
	Raymond James Financial, Inc.	1,486	194,339
	Regions Financial Corp.	5,577,353	121,586,295
	Reinsurance Group of America, Inc.	177,254	23,136,965
	RenaissanceRe Holdings, Ltd.	112,797	19,041,262
	Santander Consumer USA Holdings, Inc.	811,033	27,526,460
	Signature Bank	400	100,604
	State Street Corp.	411,456	34,541,731
	Synchrony Financial	1,171,756	51,252,607
	Synovus Financial Corp.	149,872	7,023,002
	TCF Financial Corp.	136,600	6,218,032
	Travelers Cos., Inc. (The)	1,133,690	175,336,495
	Truist Financial Corp.	2,893,413	171,608,325
	U.S. Bancorp	662,724	39,332,669
	Unum Group	561,933	15,880,227
#	Voya Financial, Inc.	184,436	12,508,450
	Wells Fargo & Co.	5,521,821	248,758,036
	WR Berkley Corp.	260,023	20,729,034
	Zions Bancorp NA	744,970	41,569,326

TOTAL FINANCIALS			6,415,217,763

HEALTH CARE — (14.9%)
	Abbott Laboratories	290,207	34,848,057
	AbbVie, Inc.	106,116	11,831,934
*	Alexion Pharmaceuticals, Inc.	240,764	40,612,072
	Anthem, Inc.	953,275	361,663,002
	Becton Dickinson and Co.	110,653	27,531,573
*	Biogen, Inc.	218,663	58,455,180
*	Bio-Rad Laboratories, Inc., Class A	28,609	18,027,389
*	Boston Scientific Corp.	2,600	113,360
	Bristol-Myers Squibb Co.	2,130,005	132,954,912
	Cardinal Health, Inc.	69,624	4,201,112
*	Centene Corp.	1,663,793	102,722,580
*	Change Healthcare, Inc.	290,410	6,664,910
	Cigna Corp.	1,367,085	340,417,836
	Cooper Cos., Inc. (The)	4,457	1,831,337
	CVS Health Corp.	4,946,131	377,884,408
	Danaher Corp.	966,870	245,526,968
*	DaVita, Inc.	715,517	83,379,196
	Dentsply Sirona, Inc.	248,765	16,794,125
*	Elanco Animal Health, Inc.	77,428	2,455,242
*	Envista Holdings Corp.	589,075	25,495,166
	Gilead Sciences, Inc.	297,286	18,868,742
*	Henry Schein, Inc.	212,626	15,415,385
	Humana, Inc.	517,327	230,334,673
*	IQVIA Holdings, Inc.	227,261	53,335,884
*	Jazz Pharmaceuticals P.L.C.	216,185	35,540,814
*	Laboratory Corp. of America Holdings	758,731	201,723,811
	McKesson Corp.	370,753	69,538,433
	Medtronic P.L.C.	2,765,500	362,059,260
	PerkinElmer, Inc.	110,802	14,363,263
	Perrigo Co. P.L.C.	386,545	16,091,868
	Pfizer, Inc.	17,926,314	692,852,036
#	Quest Diagnostics, Inc.	971,775	128,157,687
	STERIS P.L.C.	209,232	44,152,137
*	Syneos Health, Inc.	13,705	1,162,869
	Thermo Fisher Scientific, Inc.	758,947	356,879,648
*	United Therapeutics Corp.	7,227	1,456,674
	UnitedHealth Group, Inc.	5,974	2,382,431

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	541,236	$80,324,835
*	Viatris, Inc.	5,624,524	74,806,169
	Zimmer Biomet Holdings, Inc.	321,959	57,038,256

TOTAL HEALTH CARE			4,349,895,234

INDUSTRIALS — (13.4%)
*	AECOM	545,241	36,220,360
	AGCO Corp.	355,590	51,887,693
*	Alaska Air Group, Inc.	384,393	26,576,932
	AMERCO	84,561	50,451,629
	AMETEK, Inc.	142,769	19,263,821
	Arcosa, Inc.	75,409	4,546,409
*	Builders FirstSource, Inc.	591,900	28,807,773
*	CACI International, Inc., Class A	4,400	1,121,384
	Carlisle Cos., Inc.	360,180	69,028,497
	Carrier Global Corp.	2,458,912	107,159,385
	Cummins, Inc.	439,806	110,848,704
	Deere & Co.	1,688	625,995
*	Delta Air Lines, Inc.	944,502	44,316,034
	Dover Corp.	414,398	61,824,038
	Eaton Corp. P.L.C.	1,431,708	204,634,024
	Emerson Electric Co.	244,394	22,115,213
	FedEx Corp.	1,020,334	296,213,163
*	Fluor Corp.	363	8,342
	Fortive Corp.	177,219	12,550,650
	Fortune Brands Home & Security, Inc.	521,389	54,735,417
	General Dynamics Corp.	302,666	57,576,153
	General Electric Co.	4,585,211	60,157,968
*	Howmet Aerospace, Inc.	2,032,403	64,955,600
	Hubbell, Inc.	28,196	5,413,914
*	Ingersoll Rand, Inc.	794,995	39,280,703
	Jacobs Engineering Group, Inc.	415,308	55,489,302
*	JetBlue Airways Corp.	1,277,141	26,002,591
	Johnson Controls International P.L.C.	1,549,925	96,622,324
	Kansas City Southern	679,296	198,497,084
	L3Harris Technologies, Inc.	66,066	13,822,989
	Leidos Holdings, Inc.	736,625	74,605,380
	ManpowerGroup, Inc.	187,231	22,634,356
*	Middleby Corp. (The)	58,200	10,552,824
	Nielsen Holdings P.L.C.	1,069,797	27,440,293
	Norfolk Southern Corp.	884,445	246,972,422
	nVent Electric P.L.C.	13,164	400,844
	Oshkosh Corp.	237,884	29,599,906
	Otis Worldwide Corp.	1,228,006	95,624,827
	Owens Corning	522,134	50,547,792
	PACCAR, Inc.	788,695	70,887,907
	Parker-Hannifin Corp.	122,428	38,419,131
	Pentair P.L.C.	1,022,156	65,939,283
	Quanta Services, Inc.	679,176	65,635,569
	Raytheon Technologies Corp.	2,172,797	180,863,622
	Republic Services, Inc.	1,835,706	195,135,548
	Roper Technologies, Inc.	163	72,770
*	Sensata Technologies Holding P.L.C.	672,107	38,807,458
	Snap-on, Inc.	314,577	74,743,495
	Southwest Airlines Co.	1,535,086	96,372,699
	Stanley Black & Decker, Inc.	768,993	159,004,683
	Textron, Inc.	1,878,662	120,685,247
	Trane Technologies P.L.C.	798,391	138,784,307
*	United Airlines Holdings, Inc.	1,407,430	76,564,192

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	United Rentals, Inc.	234,610	$75,063,469
	Westinghouse Air Brake Technologies Corp.	307,085	25,202,466
# *	XPO Logistics, Inc.	844,422	117,475,989

TOTAL INDUSTRIALS			3,918,790,570

INFORMATION TECHNOLOGY — (10.0%)
*	Akamai Technologies, Inc.	37,876	4,117,121
	Amdocs, Ltd.	720,716	55,307,746
	Analog Devices, Inc.	608,583	93,210,572
*	Arrow Electronics, Inc.	474,688	54,147,660
	Avnet, Inc.	5,178	227,418
# *	Cerence, Inc.	658	63,438
*	Ciena Corp.	76,500	3,860,955
	Cognizant Technology Solutions Corp., Class A	561,560	45,149,424
*	Concentrix Corp.	94,091	14,619,860
	Corning, Inc.	3,975,481	175,756,015
	Dolby Laboratories, Inc., Class A	16,857	1,710,480
	DXC Technology Co.	784,579	25,820,495
	Fidelity National Information Services, Inc.	922,688	141,078,995
*	Fiserv, Inc.	463,343	55,656,761
*	Flex, Ltd.	1,342,960	23,367,504
	Global Payments, Inc.	243,933	52,355,340
	Hewlett Packard Enterprise Co.	8,061,105	129,138,902
	HP, Inc.	9,358,742	319,226,690
	Intel Corp.	12,816,923	737,357,580
*	IPG Photonics Corp.	2,234	485,024
	Jabil, Inc.	219,735	11,518,509
	Juniper Networks, Inc.	1,222,205	31,031,785
	Lam Research Corp.	67,954	42,162,059
	Marvell Technology, Inc.	1,148,850	51,939,508
	Microchip Technology, Inc.	19,982	3,003,095
*	Micron Technology, Inc.	4,258,919	366,565,158
	MKS Instruments, Inc.	1,502	269,023
*	Nuance Communications, Inc.	4,368	232,247
*	ON Semiconductor Corp.	2,363,988	92,195,532
*	Qorvo, Inc.	508,098	95,608,801
	Skyworks Solutions, Inc.	274,655	49,803,191
	SS&C Technologies Holdings, Inc.	270,764	20,096,104
	SYNNEX Corp.	94,091	11,403,829
	TE Connectivity, Ltd.	987,862	132,837,803
*	Vontier Corp.	35,927	1,125,952
	Western Digital Corp.	1,124,286	79,408,320
	Xerox Holdings Corp.	88,742	2,142,232

TOTAL INFORMATION TECHNOLOGY			2,924,001,128

MATERIALS — (7.4%)
	Air Products & Chemicals, Inc.	379,320	109,426,234
	Albemarle Corp.	564,827	94,986,957
	Amcor P.L.C.	583,530	6,856,477
*	Arconic Corp.	315,182	9,014,205
	Ball Corp.	644	60,304
	Celanese Corp.	49,153	7,699,817
	CF Industries Holdings, Inc.	1,280,508	62,271,104
	Corteva, Inc.	1,062,526	51,808,768
	Dow, Inc.	2,327,452	145,465,750
	DuPont de Nemours, Inc.	494,328	38,117,632
	Eastman Chemical Co.	1,055,366	121,778,683
	Freeport-McMoRan, Inc.	5,292,912	199,595,711

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Huntsman Corp.	314,029	$9,003,211
International Flavors & Fragrances, Inc.	428,786	60,960,506
International Paper Co.	2,105,441	122,115,578
Linde P.L.C.	730,934	208,930,175
LyondellBasell Industries NV, Class A	737,510	76,509,287
Martin Marietta Materials, Inc.	262,250	92,605,720
Mosaic Co. (The)	646,659	22,749,464
Newmont Corp.	1,816,840	113,388,984
Nucor Corp.	2,076,465	170,810,011
Packaging Corp. of America	112,341	16,587,149
PPG Industries, Inc.	419	71,750
Reliance Steel & Aluminum Co.	457,764	73,384,147
Royal Gold, Inc.	120,793	13,511,905
Sonoco Products Co.	171,182	11,205,574
Steel Dynamics, Inc.	1,692,329	91,758,078
Valvoline, Inc.	1,033,732	32,459,185
Vulcan Materials Co.	530,519	94,559,707
Westlake Chemical Corp.	372,164	34,942,478
WestRock Co.	1,127,130	62,837,497

TOTAL MATERIALS		2,155,472,048

REAL ESTATE — (0.4%)
* CBRE Group, Inc., Class A	763,072	65,013,735
* Howard Hughes Corp. (The)	4,513	487,133
* Jones Lang LaSalle, Inc.	218,089	40,981,104

TOTAL REAL ESTATE		106,481,972

UTILITIES — (0.2%)
MDU Resources Group, Inc.	247,341	8,276,030
NRG Energy, Inc.	1,169,432	41,889,054
Vistra Corp.	1,084,247	18,291,247

TOTAL UTILITIES		68,456,331

TOTAL COMMON STOCKS		29,000,318,219

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	1,905	199,263

TOTAL INVESTMENT SECURITIES (Cost $16,169,332,178)		29,000,517,482
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.026%	222,859,229	222,859,229

SECURITIES LENDING COLLATERAL — (0.1%)
@ § The DFA Short Term Investment Fund	2,132,008	24,667,334

TOTAL INVESTMENTS — (100.0%) (Cost $16,416,853,659)		$29,248,044,045

P.L.C. Public Limited Company

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of April 30, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	979	06/18/21	$195,130,882	$204,336,880	$9,205,998

Total Futures Contracts			$195,130,882	$204,336,880	$9,205,998

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,213,820,675	—	—	$3,213,820,675
Consumer Discretionary	2,290,397,644	—	—	2,290,397,644
Consumer Staples	1,533,690,287	—	—	1,533,690,287
Energy	2,024,094,567	—	—	2,024,094,567
Financials	6,415,217,763	—	—	6,415,217,763
Health Care	4,349,895,234	—	—	4,349,895,234
Industrials	3,918,790,570	—	—	3,918,790,570
Information Technology	2,924,001,128	—	—	2,924,001,128
Materials	2,155,472,048	—	—	2,155,472,048
Real Estate	106,481,972	—	—	106,481,972
Utilities	68,456,331	—	—	68,456,331
Preferred Stocks
Consumer Discretionary	199,263	—	—	199,263
Temporary Cash Investments	222,859,229	—	—	222,859,229
Securities Lending Collateral	—	$24,667,334	—	24,667,334
Futures Contracts**	9,205,998	—	—	9,205,998

TOTAL	$29,232,582,709	$24,667,334	—	$29,257,250,043

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.4%)
AUSTRALIA — (5.9%)
	AMP, Ltd.	5,992,994	$5,146,471
	Aurizon Holdings, Ltd.	2,033,721	5,850,952
	Australia & New Zealand Banking Group, Ltd.	6,888,410	151,987,788
	BlueScope Steel, Ltd.	3,164,921	52,321,386
*	Boral, Ltd.	4,276,326	20,368,152
	Cleanaway Waste Management, Ltd.	51,534	112,979
*	Crown Resorts, Ltd.	161,839	1,519,777
#	Harvey Norman Holdings, Ltd.	2,695,782	10,935,913
*	Incitec Pivot, Ltd.	6,817,226	13,838,353
	Lendlease Corp., Ltd.	1,673,113	16,349,183
	National Australia Bank, Ltd.	6,475,626	132,518,340
	Newcrest Mining, Ltd.	454,353	9,286,085
	Oil Search, Ltd.	3,372,770	9,741,907
	Origin Energy, Ltd.	3,515,673	11,241,646
	QBE Insurance Group, Ltd.	1,248,585	9,445,009
	Qube Holdings, Ltd.	87,027	201,513
	Santos, Ltd.	7,088,455	37,628,434
	Seven Group Holdings, Ltd.	22,509	372,035
	South32, Ltd.	14,104,027	31,050,674
	Suncorp Group, Ltd.	3,668,708	29,670,877
	Tabcorp Holdings, Ltd.	4,000,493	15,253,281
	TPG Telecom, Ltd.	14,441	61,310
	Westpac Banking Corp.	7,945,749	153,119,921
	Woodside Petroleum, Ltd.	2,267,784	39,551,673
	Worley, Ltd.	703,009	5,833,483

TOTAL AUSTRALIA			763,407,142

AUSTRIA — (0.0%)
*	Erste Group Bank AG	20,625	733,059

BELGIUM — (0.8%)
	Ageas SA	402,474	24,341,564
*	KBC Group NV	565,642	43,887,332
	Solvay SA	258,796	32,909,152

TOTAL BELGIUM			101,138,048

CANADA — (8.1%)
	Bank of Montreal 063671101	1,448,818	136,681,490
#	Bank of Montreal 063671952	356,563	33,653,235
#	Bank of Nova Scotia (The) 064149107	1,698,160	108,155,810
	Bank of Nova Scotia (The) 064149958	495,702	31,565,387
#	Canadian Imperial Bank of Commerce 136069101	248,491	25,833,124
	Canadian Imperial Bank of Commerce 136069952	935,959	97,300,444
	Canadian Natural Resources, Ltd.	511,528	15,527,080
#	Canadian Natural Resources, Ltd.	3,476,035	105,601,943
	Cenovus Energy, Inc.	442,256	3,443,347
	Cenovus Energy, Inc.	1,287,778	10,006,035
	Fairfax Financial Holdings, Ltd.	97,836	44,699,785
	First Quantum Minerals, Ltd.	1,597,698	36,824,455
	Great-West Lifeco, Inc.	351,878	10,202,931
	Imperial Oil, Ltd.	208,007	6,007,606
#	Imperial Oil, Ltd.	499,213	14,452,216
	Kinross Gold Corp.	4,622,914	32,533,219
	Lundin Mining Corp.	2,996,201	36,198,662

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Magna International, Inc.	509,355	$48,093,299
	Manulife Financial Corp.	1,542,260	33,677,142
	Manulife Financial Corp.	1,882,277	41,127,753
	Nutrien, Ltd.	3,682	203,249
	Nutrien, Ltd.	1,149,002	63,413,409
	Onex Corp.	30,744	2,058,271
	Pembina Pipeline Corp.	312,485	9,643,287
	Sun Life Financial, Inc.	57,328	3,092,272
	Suncor Energy, Inc.	1,398,532	29,912,882
	Suncor Energy, Inc.	1,366,245	29,264,968
	Teck Resources, Ltd., Class B	3,183	67,355
	Teck Resources, Ltd., Class B	1,712,436	36,252,270
	Toronto-Dominion Bank (The)	28,914	1,987,742
	Toronto-Dominion Bank (The)	51,163	3,517,456

TOTAL CANADA			1,050,998,124

DENMARK — (2.3%)
	AP Moller—Maersk A.S., Class A	3,341	7,850,262
#	AP Moller—Maersk A.S., Class B	3,509	8,729,083
	Carlsberg A.S., Class B	288,439	50,603,746
	Danske Bank A.S.	884,653	16,815,238
# *	Demant A.S.	131,821	6,599,195
	DSV Panalpina A.S.	309,306	68,910,321
*	Genmab A.S.	58,375	21,421,410
	H Lundbeck A.S.	236,230	7,274,224
	Novozymes A.S., Class B	140,373	9,955,616
#	Rockwool International A.S., Class B	19,106	8,546,066
	Tryg A.S.	271,177	6,200,975
	Vestas Wind Systems A/S	2,115,590	87,250,095

TOTAL DENMARK			300,156,231

FINLAND — (0.8%)
#	Fortum Oyj	837,346	22,004,444
*	Nokia Oyj	4,351,573	20,613,200
	Nordea Bank Abp	3,248,891	33,673,386
	Stora Enso Oyj, Class R	1,165,514	22,299,143
	UPM-Kymmene Oyj	19,171	749,723

TOTAL FINLAND			99,339,896

FRANCE — (8.8%)
*	Amundi SA	15,838	1,411,459
	Arkema SA	237,138	29,646,242
# *	Atos SE	212,422	14,465,858
#	AXA SA	2,047,470	57,830,838
*	BNP Paribas SA	1,948,140	124,910,245
	Bollore SA	1,717,699	8,672,365
#	Bouygues SA	1,023,747	43,873,106
	Carrefour SA	2,495,917	48,338,406
*	Cie de Saint-Gobain	2,006,077	126,573,692
	Cie Generale des Etablissements Michelin SCA	639,001	92,463,818
#	CNP Assurances	573,388	10,028,976
*	Credit Agricole SA	1,053,519	16,296,051
*	Eiffage SA	93,621	10,255,009
*	Electricite de France SA	1,705,570	24,886,236
*	Engie SA	2,838,450	42,279,972
	EssilorLuxottica SA	58,283	9,700,609
*	Faurecia SE	123,502	6,672,449
	Iliad SA	3,398	617,034

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Natixis SA	2,149,383	$10,495,439
	Orange SA	5,978,647	74,453,366
	Publicis Groupe SA	342,094	22,140,283
# *	Renault SA	383,338	15,451,696
#	Sanofi	49,814	5,222,613
*	Societe Generale SA	1,357,954	38,629,954
#	Total SE	6,874,996	303,859,393
	Valeo SA	156,647	5,076,297

TOTAL FRANCE			1,144,251,406

GERMANY — (6.1%)
	Allianz SE	536,666	139,327,526
	BASF SE	115,811	9,333,354
	Bayer AG	557,243	36,058,254
	Bayerische Motoren Werke AG	1,003,964	100,607,399
*	Commerzbank AG	770,401	5,080,150
*	Continental AG	148,327	20,044,809
	Covestro AG	210,128	13,742,246
	Daimler AG	2,568,275	228,573,190
*	Deutsche Bank AG	1,938,873	27,010,921
*	Deutsche Bank AG	1,483,028	20,762,392
	Evonik Industries AG	444,408	15,558,304
	Fresenius SE & Co., KGaA	597,229	29,353,382
	Hapag-Lloyd AG	12,558	2,282,841
	HeidelbergCement AG	448,245	41,074,154
	RWE AG	893,950	33,944,936
*	Talanx AG	162,600	6,850,777
	Telefonica Deutschland Holding AG	3,595,005	10,447,697
	Uniper SE	411,725	15,023,097
	Volkswagen AG	111,321	35,341,341

TOTAL GERMANY			790,416,770

HONG KONG — (2.4%)
	Bank of East Asia, Ltd. (The)	168,325	352,931
	BOC Aviation, Ltd.	647,400	5,827,523
	BOC Hong Kong Holdings, Ltd.	4,670,500	16,422,635
# *	Cathay Pacific Airways, Ltd.	9,539,999	8,388,992
	CK Asset Holdings, Ltd.	6,453,500	40,402,888
	CK Hutchison Holdings, Ltd.	7,657,984	62,589,476
	CK Infrastructure Holdings, Ltd.	443,000	2,708,715
	Guoco Group, Ltd.	9,000	108,416
	Hang Lung Properties, Ltd.	5,009,000	13,665,642
	Henderson Land Development Co., Ltd.	2,280,485	10,136,126
	HKT Trust & HKT, Ltd.	416,000	604,026
	MTR Corp., Ltd.	2,070,933	11,533,928
	New World Development Co., Ltd.	4,946,042	26,172,813
	Sino Land Co., Ltd.	9,343,922	13,877,081
	SJM Holdings, Ltd.	3,969,000	5,125,392
	Sun Hung Kai Properties, Ltd.	3,296,420	49,585,909
	Swire Pacific, Ltd., Class A	1,680,000	13,534,457
	Swire Pacific, Ltd., Class B	2,855,000	3,610,094
	WH Group, Ltd.	22,501,000	19,605,160

TOTAL HONG KONG			304,252,204

IRELAND — (0.5%)
	CRH P.L.C.	293,793	13,862,389
	CRH P.L.C., Sponsored ADR	451,269	21,331,486
# *	Flutter Entertainment P.L.C.	69,450	14,158,081

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*	Flutter Entertainment P.L.C.	61,968	$12,698,675

TOTAL IRELAND			62,050,631

ISRAEL — (0.3%)
# *	Bank Hapoalim BM	1,155,817	9,185,986
	Bank Leumi Le-Israel BM	1,906,353	13,382,090
	First International Bank Of Israel, Ltd.	11,654	355,328
	Israel Discount Bank, Ltd., Class A	2,648,223	11,921,245
# *	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	796,262	8,520,003

TOTAL ISRAEL			43,364,652

ITALY — (2.8%)
#	Eni SpA	3,886,295	46,289,239
*	Faurecia SE	47,286	2,558,207
# *	Intesa Sanpaolo SpA	20,047,693	55,891,211
*	Mediobanca Banca di Credito Finanziario SpA	164,012	1,852,433
#	Stellantis NV BMD8F9905	5,320,664	88,258,973
	Stellantis NV BMD8KX906	2,776,827	46,010,654
	Stellantis NV N82405106	1,793,632	29,720,482
	Telecom Italia SpA	63,812,045	34,986,250
	Telecom Italia SpA	6,225,918	3,651,887
	Telecom Italia SpA, Sponsored ADR	1,771,402	9,760,425
	Tenaris SA, ADR	138,624	2,963,781
	UniCredit SpA	3,293,998	33,835,888

TOTAL ITALY			355,779,430

JAPAN — (20.7%)
	AEON Financial Service Co., Ltd.	15,000	170,751
	AGC, Inc.	895,500	40,834,159
	Air Water, Inc.	14,300	236,532
	Aisin Corp.	609,000	23,440,322
	Alfresa Holdings Corp.	176,100	3,156,713
	Alps Alpine Co., Ltd.	352,800	4,274,781
	Amada Co., Ltd.	907,100	9,838,766
	Aozora Bank, Ltd.	253,300	5,453,781
	Asahi Kasei Corp.	1,769,400	18,639,711
	Bank of Kyoto, Ltd. (The)	113,679	6,107,066
	Bridgestone Corp.	454,400	18,211,500
	Brother Industries, Ltd.	202,400	4,291,510
	Canon Marketing Japan, Inc.	153,000	3,693,748
	Canon, Inc.	516,900	12,291,954
	Chiba Bank, Ltd. (The)	1,064,000	6,653,413
	Coca-Cola Bottlers Japan Holdings, Inc.	360,357	5,765,879
	Concordia Financial Group, Ltd.	2,530,100	9,511,883
	Credit Saison Co., Ltd.	393,600	4,537,617
	Dai Nippon Printing Co., Ltd.	521,600	10,335,596
	Daicel Corp.	1,087,400	8,402,364
	Daido Steel Co., Ltd.	11,400	540,891
	Dai-ichi Life Holdings, Inc.	1,214,647	21,932,957
	Daio Paper Corp.	39,000	639,601
	Daiwa House Industry Co., Ltd.	314,800	9,334,526
	Daiwa Securities Group, Inc.	3,735,400	19,932,539
*	DeNA Co., Ltd.	139,700	2,858,167
	Denka Co., Ltd.	234,800	9,195,351
	Dentsu Group, Inc.	471,400	14,549,120
	DIC Corp.	361,500	9,239,598
	Dowa Holdings Co., Ltd.	189,000	7,899,049
	Ebara Corp.	278,900	11,917,006

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ENEOS Holdings, Inc.	4,584,303	$19,716,696
	Fuji Media Holdings, Inc.	52,200	635,188
	FUJIFILM Holdings Corp.	54,400	3,523,771
	Fukuoka Financial Group, Inc.	386,600	6,593,774
	Fukuyama Transporting Co., Ltd.	50,893	1,953,057
	Furukawa Electric Co., Ltd.	60,800	1,612,711
	Fuyo General Lease Co., Ltd.	5,300	353,120
	Hachijuni Bank, Ltd. (The)	622,531	2,128,329
	Hankyu Hanshin Holdings, Inc.	626,500	19,759,242
#	Haseko Corp.	441,400	5,921,049
	Hino Motors, Ltd.	185,100	1,553,563
	Hitachi Construction Machinery Co., Ltd.	9,200	282,815
	Hitachi, Ltd.	1,425,900	70,578,793
	Honda Motor Co., Ltd.	3,522,000	105,025,357
	Idemitsu Kosan Co., Ltd.	550,738	13,171,431
*	IHI Corp.	236,700	4,780,086
	Iida Group Holdings Co., Ltd.	674,550	16,428,228
	Inpex Corp.	2,704,683	18,405,375
#	Isetan Mitsukoshi Holdings, Ltd.	549,300	3,848,722
	Isuzu Motors, Ltd.	1,169,200	11,872,221
#	ITOCHU Corp.	1,156,800	36,113,830
	Itoham Yonekyu Holdings, Inc.	196,800	1,266,079
	Iyo Bank, Ltd. (The)	492,300	2,715,368
	Izumi Co., Ltd.	3,900	155,266
	J Front Retailing Co., Ltd.	740,500	7,070,532
	Japan Post Holdings Co., Ltd.	1,170,410	9,835,481
	Japan Post Insurance Co., Ltd.	83,500	1,609,956
	JFE Holdings, Inc.	1,257,295	16,533,077
	JGC Holdings Corp.	257,700	2,945,920
	JTEKT Corp.	784,100	7,072,342
	Kajima Corp.	660,500	9,136,672
	Kamigumi Co., Ltd.	342,200	6,667,428
	Kandenko Co., Ltd.	297,100	2,539,715
	Kaneka Corp.	244,908	9,538,632
*	Kawasaki Heavy Industries, Ltd.	677,300	16,256,403
	Kinden Corp.	222,800	3,793,269
	Kokuyo Co., Ltd.	20,200	312,657
	Komatsu, Ltd.	575,200	16,913,538
	Konica Minolta, Inc.	5,300	30,059
#	K’s Holdings Corp.	403,300	5,501,932
	Kuraray Co., Ltd.	1,529,300	16,623,814
	Kurita Water Industries, Ltd.	7,500	346,383
	Kyocera Corp.	179,600	10,904,083
	Kyushu Financial Group, Inc.	668,749	2,604,733
	Lixil Corp.	961,800	26,052,185
	Mabuchi Motor Co., Ltd.	73,100	2,927,848
	Marubeni Corp.	2,948,900	24,562,073
	Maruichi Steel Tube, Ltd.	15,500	387,979
*	Mazda Motor Corp.	1,020,400	7,923,613
	Mebuki Financial Group, Inc.	1,258,420	2,745,768
	Medipal Holdings Corp.	329,250	6,058,362
	Mitsubishi Chemical Holdings Corp.	3,181,900	23,687,596
	Mitsubishi Corp.	1,817,600	50,257,910
	Mitsubishi Electric Corp.	128,100	1,973,809
	Mitsubishi Gas Chemical Co., Inc.	727,100	16,799,425
	Mitsubishi HC Capital, Inc.	2,653,300	15,248,833
	Mitsubishi Heavy Industries, Ltd.	724,500	21,567,174
	Mitsubishi Logistics Corp.	89,600	2,664,322
	Mitsubishi Materials Corp.	518,200	11,642,098

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
# *	Mitsubishi Motors Corp.	1,969,400	$5,335,825
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,482,946	18,703,420
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,493,487
	Mitsui & Co., Ltd., Sponsored ADR	11,723	4,932,452
	Mitsui & Co., Ltd.	1,334,700	28,167,021
	Mitsui Chemicals, Inc.	823,660	25,928,776
	Mitsui Fudosan Co., Ltd.	940,400	20,443,629
	Mitsui OSK Lines, Ltd.	546,400	21,967,525
	Mizuho Financial Group, Inc.	2,621,680	36,898,649
	MS&AD Insurance Group Holdings, Inc.	496,653	14,090,347
	Nagase & Co., Ltd.	251,300	3,787,179
	NEC Corp.	404,210	23,499,021
	NGK Insulators, Ltd.	130,100	2,377,763
	NGK Spark Plug Co., Ltd.	270,400	4,515,618
	NH Foods, Ltd.	314,767	14,058,948
	NHK Spring Co., Ltd.	102,400	756,262
	Nikon Corp.	695,200	6,546,027
	Nippo Corp.	285,900	7,487,507
	Nippon Express Co., Ltd.	316,124	24,194,155
	Nippon Shokubai Co., Ltd.	115,900	6,091,588
	Nippon Steel Corp.	1,207,593	21,102,652
	Nippon Yusen K.K.	740,687	29,111,496
	Nipro Corp.	136,100	1,638,016
*	Nissan Motor Co., Ltd.	4,749,500	23,842,238
	Nisshin Seifun Group, Inc.	10,800	174,445
	Nitto Denko Corp.	19,300	1,597,156
	NOK Corp.	258,720	3,334,362
	Nomura Holdings, Inc.	4,705,602	25,293,332
	Nomura Real Estate Holdings, Inc.	521,500	12,856,292
	NSK, Ltd.	1,027,500	9,475,244
	Obayashi Corp.	2,342,282	21,430,629
	Oji Holdings Corp.	3,568,100	22,506,844
	ORIX Corp.	3,324,900	53,676,738
	Otsuka Holdings Co., Ltd.	2,700	103,476
	Panasonic Corp.	1,927,800	22,636,229
	Rengo Co., Ltd.	899,500	7,465,641
	Resona Holdings, Inc.	2,821,139	11,613,610
	Ricoh Co., Ltd.	2,366,400	25,287,623
	Sankyo Co., Ltd.	30,900	798,974
	Sawai Group Holdings Co., Ltd.	14,800	712,307
	Sega Sammy Holdings, Inc.	52,200	749,210
*	Seibu Holdings, Inc.	105,700	1,136,681
	Seiko Epson Corp.	524,700	8,952,224
	Seino Holdings Co., Ltd.	481,500	6,620,830
	Sekisui Chemical Co., Ltd.	40,900	713,107
	Sekisui House, Ltd.	1,200,200	24,307,198
	Seven & I Holdings Co., Ltd.	757,600	32,710,221
	Shimamura Co., Ltd.	61,300	6,064,390
	Shimizu Corp.	995,300	8,155,574
*	Shinsei Bank, Ltd.	313,400	4,571,362
	Shizuoka Bank, Ltd. (The)	851,000	6,530,132
	Showa Denko K.K.	234,100	7,088,457
	Sojitz Corp.	3,534,500	10,558,057
	Sompo Holdings, Inc.	430,256	15,990,525
	Stanley Electric Co., Ltd.	18,900	541,039
	Subaru Corp.	379,484	7,055,917
	Sumitomo Chemical Co., Ltd.	8,266,400	42,193,337
	Sumitomo Corp.	1,556,100	21,145,818
	Sumitomo Dainippon Pharma Co., Ltd.	110,031	1,910,279

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Electric Industries, Ltd.	2,834,000	$42,169,640
	Sumitomo Forestry Co., Ltd.	598,600	13,821,698
	Sumitomo Heavy Industries, Ltd.	524,600	15,269,317
	Sumitomo Metal Mining Co., Ltd.	378,664	16,032,003
	Sumitomo Mitsui Financial Group, Inc.	1,566,000	55,011,575
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	15,843,082
	Sumitomo Realty & Development Co., Ltd.	200,500	6,692,872
	Sumitomo Rubber Industries, Ltd.	770,500	9,544,831
	Suzuken Co., Ltd.	74,900	2,699,208
	Suzuki Motor Corp.	134,100	5,088,627
	T&D Holdings, Inc.	1,378,500	16,917,304
	Taiheiyo Cement Corp.	528,721	13,274,457
	Taisei Corp.	100,500	3,713,301
	Taisho Pharmaceutical Holdings Co., Ltd.	31,100	1,833,529
	Takeda Pharmaceutical Co., Ltd.	2,411,871	80,557,676
	TBS Holdings, Inc.	70,800	1,382,360
	TDK Corp.	14,400	1,952,825
	Teijin, Ltd.	855,090	14,078,622
	Toda Corp.	717,800	5,124,590
	Tokio Marine Holdings, Inc.	315,319	15,121,717
	Tokyo Tatemono Co., Ltd.	870,300	12,885,053
	Tokyu Fudosan Holdings Corp.	2,556,700	14,230,406
	Toppan Printing Co., Ltd.	656,900	11,218,288
	Toray Industries, Inc.	2,709,300	16,847,005
	Toshiba Corp.	13,600	562,105
	Tosoh Corp.	1,241,700	22,009,038
	Toyo Seikan Group Holdings, Ltd.	416,349	4,879,744
	Toyo Tire Corp.	24,100	440,939
	Toyoda Gosei Co., Ltd.	265,400	6,505,028
	Toyota Boshoku Corp.	4,100	76,492
	Toyota Industries Corp.	235,800	18,932,117
#	Toyota Motor Corp., Sponsored ADR	208,099	31,375,086
	Toyota Motor Corp.	3,715,890	278,038,390
	Toyota Tsusho Corp.	524,100	22,208,463
	TS Tech Co., Ltd.	217,200	3,028,355
	Tsumura & Co.	24,700	822,601
	TV Asahi Holdings Corp.	31,700	580,979
	Ube Industries, Ltd.	504,100	10,193,167
	Yamada Holdings Co., Ltd.	1,918,800	9,552,237
	Yamaha Motor Co., Ltd.	698,000	17,439,945
	Yamazaki Baking Co., Ltd.	39,100	619,773
	Yokohama Rubber Co., Ltd. (The)	563,500	10,479,013
	Zeon Corp.	404,300	6,446,466

TOTAL JAPAN			2,683,443,328

NETHERLANDS — (3.8%)
# *	ABN AMRO Bank NV	838,120	10,821,911
	Aegon NV	2,369,336	10,980,273
	Aegon NV	390,842	1,793,965
#	Akzo Nobel NV	29,483	3,539,953
*	ArcelorMittal SA	652,213	18,960,225
# *	ArcelorMittal SA	590,702	17,301,665
	ASM International NV	6,676	2,025,345
	Coca-Cola European Partners P.L.C.	58,395	3,299,188
#	Heineken NV	231,450	26,848,072
	ING Groep NV	4,722,058	60,324,195
	Koninklijke Ahold Delhaize NV	4,840,597	130,269,712
	Koninklijke DSM NV	544,382	97,607,666
*	Koninklijke Philips NV	973,488	55,044,045

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke Philips NV	32,423	$1,836,436
	NN Group NV	638,673	31,856,027
	Randstad NV	272,591	19,668,023

TOTAL NETHERLANDS			492,176,701

NEW ZEALAND — (0.2%)
*	Auckland International Airport, Ltd.	2,096,818	11,339,705
	Chorus, Ltd.	289,771	1,405,645
	EBOS Group, Ltd.	201,357	4,287,887
	Fletcher Building, Ltd.	1,461,322	7,597,296
#	Fonterra Co-operative Group, Ltd.	293,628	959,880
	Ryman Healthcare, Ltd.	148,330	1,499,619

TOTAL NEW ZEALAND			27,090,032

NORWAY — (0.9%)
	DNB ASA	1,885,402	40,434,761
	Equinor ASA	902,881	18,231,656
	Norsk Hydro ASA	3,886,430	24,747,935
	SpareBank 1 SR-Bank ASA	369,350	4,771,048
	Storebrand ASA	1,260,839	12,034,857
#	Subsea 7 SA	453,890	4,589,277
	Yara International ASA	228,157	11,901,153

TOTAL NORWAY			116,710,687

PORTUGAL — (0.1%)
	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	606,867	14,459,627

TOTAL PORTUGAL			14,459,627

SINGAPORE — (0.7%)
	CapitaLand, Ltd.	8,450,300	23,556,572
#	City Developments, Ltd.	1,714,600	10,142,663
	Frasers Property, Ltd.	492,700	458,279
	Hongkong Land Holdings, Ltd.	1,361,700	6,733,897
	Jardine Cycle & Carriage, Ltd.	45,600	793,779
	Keppel Corp., Ltd.	6,501,200	26,412,508
	Olam International, Ltd.	491,400	642,070
*	Singapore Airlines, Ltd.	4,224,700	16,011,249
#	United Industrial Corp., Ltd.	1,068,870	2,254,865
	UOL Group, Ltd.	1,203,774	6,945,982
	Yangzijiang Shipbuilding Holdings, Ltd.	2,091,100	2,244,093

TOTAL SINGAPORE			96,195,957

SPAIN — (2.0%)
#	Banco Bilbao Vizcaya Argentaria SA	9,752,876	54,612,020
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	6,609,910
	Banco Santander SA	45,327,305	174,852,411
	CaixaBank SA	724,209	2,316,718
	Repsol SA	1,191,885	14,226,676

TOTAL SPAIN			252,617,735

SWEDEN — (2.7%)
*	Annehem Fastigheter AB, Class B	42,797	149,765
	BillerudKorsnas AB	504,958	10,312,651
#	Boliden AB	1,195,043	46,484,196
	Dometic Group AB	199,974	3,147,025

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Getinge AB, Class B	567,120	$19,180,574
	Holmen AB, Class A	5,562	270,884
	Holmen AB, Class B	197,104	9,299,774
	Husqvarna AB, Class B	170,464	2,373,803
	ICA Gruppen AB	165,222	7,615,582
# *	Millicom International Cellular SA	133,262	5,266,344
*	Peab AB, Class B	213,986	3,086,872
	Saab AB, Class B	77,854	2,304,437
#	Securitas AB, Class B	9,178	156,232
	Skandinaviska Enskilda Banken AB, Class A	3,305,621	42,355,390
	Skandinaviska Enskilda Banken AB, Class C	28,685	365,817
	Skanska AB, Class B	54,266	1,469,693
	SKF AB, Class B	1,179,544	30,474,412
	Svenska Cellulosa AB SCA, Class A	63,918	1,153,685
#	Svenska Cellulosa AB SCA, Class B	1,193,709	20,903,482
	Svenska Handelsbanken AB, Class A	1,957,160	22,664,433
#	Svenska Handelsbanken AB, Class B	37,204	454,471
	Swedbank AB, Class A	798,149	14,011,599
#	Tele2 AB, Class B	140,411	1,813,588
	Telia Co. AB	7,190,873	29,797,759
	Trelleborg AB, Class B	521,327	13,562,749
	Volvo AB, Class A	179,649	4,520,515
	Volvo AB, Class B	2,155,006	52,626,471

TOTAL SWEDEN			345,822,203

SWITZERLAND — (8.0%)
#	ABB, Ltd.	2,188,585	71,089,938
	Adecco Group AG	399,943	27,107,957
*	Alcon, Inc.	63,250	4,770,978
*	Alcon, Inc.	498,598	37,450,014
	Baloise Holding AG	105,344	17,812,993
	Banque Cantonale Vaudoise	49,760	5,072,856
	Barry Callebaut AG	484	1,068,625
#	Chocoladefabriken Lindt & Spruengli AG	6	593,208
	Cie Financiere Richemont SA	797,506	81,845,468
#	Clariant AG	157,372	3,296,373
	Credit Suisse Group AG	1,363,427	14,288,682
#	Credit Suisse Group AG, Sponsored ADR	1,195,011	12,631,266
	Julius Baer Group, Ltd.	716,015	45,064,143
	LafargeHolcim, Ltd.	937,531	57,852,878
	LafargeHolcim, Ltd.	375,078	23,137,682
	Novartis AG, Sponsored ADR	736,979	62,820,090
	Novartis AG	1,706,093	145,591,737
	Swatch Group AG (The)	47,812	14,654,689
	Swatch Group AG (The)	123,912	7,432,938
	Swiss Life Holding AG	69,548	33,885,969
	Swiss Prime Site AG	120,516	11,728,529
#	Swiss Re AG	364,647	33,854,231
	Swisscom AG	76,438	41,501,904
	UBS Group AG	6,275,625	95,832,542
# *	UBS Group AG	1,233,581	18,861,453
#	Vifor Pharma AG	55,433	7,989,181
	Zurich Insurance Group AG	392,769	161,136,799

TOTAL SWITZERLAND			1,038,373,123

UNITED KINGDOM — (13.4%)
	Anglo American P.L.C.	2,093,465	88,763,804
	Antofagasta P.L.C.	103,551	2,667,487

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Aviva P.L.C.	16,319,347	$90,222,254
#	Barclays P.L.C., Sponsored ADR	7,035,082	67,325,735
	Barclays P.L.C.	191,609	463,879
	Barratt Developments P.L.C.	968,048	10,321,556
#	BP P.L.C., Sponsored ADR	5,912,515	148,758,877
	BP P.L.C.	5,808,183	24,315,058
#	British American Tobacco P.L.C., Sponsored ADR	838,885	31,466,576
	British American Tobacco P.L.C.	3,024,009	112,200,846
*	BT Group P.L.C.	19,964,328	45,537,489
*	Carnival P.L.C.	102,449	2,394,909
# *	Carnival P.L.C., ADR	20,467	489,366
	DS Smith P.L.C.	1,251,490	7,274,404
	Glencore P.L.C.	26,692,936	108,731,557
	HSBC Holdings P.L.C.	13,535,003	84,508,648
#	HSBC Holdings P.L.C., Sponsored ADR	2,528,849	78,950,665
	J Sainsbury P.L.C.	7,868,098	25,842,716
*	Kingfisher P.L.C.	7,975,671	39,373,183
	Lloyds Banking Group P.L.C.	177,386,266	111,235,263
#	Lloyds Banking Group P.L.C., ADR	1,844,768	4,593,472
	M&G P.L.C.	2,396,918	7,194,624
	Melrose Industries P.L.C.	4,863,312	10,948,257
	Natwest Group P.L.C.	5,175,515	14,045,375
	Natwest Group P.L.C., Sponsored ADR	1,051,278	5,687,414
	Ninety One P.L.C.	200,382	677,223
	Pearson P.L.C.	309,149	3,546,577
#	Pearson P.L.C., Sponsored ADR	1,119,256	12,871,444
	Phoenix Group Holdings P.L.C.	577,549	5,665,630
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	305,073,626
	Royal Dutch Shell P.L.C., Class B	283,225	5,067,930
*	Royal Mail P.L.C.	59,255	405,966
	Standard Chartered P.L.C.	4,078,355	29,257,865
	Standard Life Aberdeen P.L.C.	490,582	1,880,027
	Vodafone Group P.L.C.	58,351,986	110,121,788
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	76,012,264
	Wm Morrison Supermarkets P.L.C.	9,034,593	21,698,211
#	WPP P.L.C., Sponsored ADR	150,428	10,156,899
	WPP P.L.C.	2,296,513	30,961,852

TOTAL UNITED KINGDOM			1,736,710,716

UNITED STATES — (0.1%)
	Ovintiv, Inc.	513,177	12,270,504

TOTAL COMMON STOCKS			11,831,758,206

PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
	Bayerische Motoren Werke AG	152,008	12,449,797
	Porsche Automobil Holding SE	307,547	32,420,506
	Volkswagen AG	601,156	156,516,650

TOTAL GERMANY			201,386,953

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	36,699	149,286

SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	2,063,196	881,080

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Credit Suisse Group AG Rights 05/06/21	1,363,427	$0

TOTAL SWITZERLAND			881,080

TOTAL RIGHTS/WARRANTS			1,030,366

TOTAL INVESTMENT SECURITIES (Cost $ 10,346,233,863)			12,034,175,525

			Value†
SECURITIES LENDING COLLATERAL — (7.0%)
@ §	The DFA Short Term Investment Fund	78,318,758	906,148,026

TOTAL INVESTMENTS — (100.0%) (Cost $ 11,252,284,234)			$12,940,323,551

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	605	06/18/21	$121,896,983	$126,275,600	$4,378,617

Total Futures Contracts			$121,896,983	$126,275,600	$4,378,617

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$763,407,142	—	$763,407,142
Austria	—	733,059	—	733,059
Belgium	—	101,138,048	—	101,138,048
Canada	$1,050,998,124	—	—	1,050,998,124
Denmark	—	300,156,231	—	300,156,231
Finland	—	99,339,896	—	99,339,896
France	—	1,144,251,406	—	1,144,251,406
Germany	20,762,392	769,654,378	—	790,416,770
Hong Kong	—	304,252,204	—	304,252,204
Ireland	21,331,486	40,719,145	—	62,050,631
Israel	8,520,003	34,844,649	—	43,364,652
Italy	42,444,688	313,334,742	—	355,779,430
Japan	55,723,265	2,627,720,063	—	2,683,443,328
Netherlands	20,932,066	471,244,635	—	492,176,701
New Zealand	—	27,090,032	—	27,090,032
Norway	—	116,710,687	—	116,710,687

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$14,459,627	—	$14,459,627
Singapore	—	96,195,957	—	96,195,957
Spain	$6,609,910	246,007,825	—	252,617,735
Sweden	—	345,822,203	—	345,822,203
Switzerland	99,083,787	939,289,336	—	1,038,373,123
United Kingdom	741,386,338	995,324,378	—	1,736,710,716
United States	12,270,504	—	—	12,270,504
Preferred Stocks
Germany	—	201,386,953	—	201,386,953
Rights/Warrants
Canada	—	149,286	—	149,286
Switzerland	—	881,080	—	881,080
Securities Lending Collateral	—	906,148,026	—	906,148,026
Futures Contracts**	4,378,617	—	—	4,378,617

TOTAL	$2,084,441,180	$10,860,260,988	—	$12,944,702,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
	Titan Cement International SA	61,385	$1,243,246

BRAZIL — (3.8%)
	Ambev SA, ADR	2,170,950	6,035,241
	Atacadao SA	247,864	991,082
*	B2W Cia Digital	60,195	746,003
	B3 SA - Brasil Bolsa Balcao	944,657	8,956,073
	Banco Bradesco SA	603,046	2,294,707
	Banco BTG Pactual SA	126,158	2,502,467
	Banco do Brasil SA	512,750	2,797,822
	Banco Santander Brasil SA	162,491	1,152,563
	BB Seguridade Participacoes SA	542,743	2,231,101
*	Braskem SA, Sponsored ADR	79,692	1,542,837
*	BRF SA	574,623	2,199,246
	CCR SA	2,060,317	4,566,640
	Centrais Eletricas Brasileiras SA	107,077	725,207
	Cia Brasileira de Distribuicao	285,040	2,137,256
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,268,296
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	321,985
	Cia Energetica de Minas Gerais	128,098	398,298
	Cia Paranaense de Energia	199,000	212,919
	Cia Paranaense de Energia, Sponsored ADR	17,400	94,656
	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	4,738,666
	Cia Siderurgica Nacional SA	394,065	3,568,461
	Cosan SA	110,374	1,829,932
	CPFL Energia SA	121,800	658,100
	Energisa SA	228,135	1,850,430
*	Eneva SA	40,400	109,106
	Engie Brasil Energia SA	119,376	893,773
	Equatorial Energia SA	1,091,321	5,040,683
	Hapvida Participacoes e Investimentos SA	467,407	1,242,506
	Hypera SA	363,863	2,321,682
	Itau Unibanco Holding SA	162,403	731,285
	JBS SA	1,943,203	10,774,804
*	Klabin SA	1,485,490	7,618,809
	Localiza Rent a Car SA	435,514	5,155,245
	Lojas Americanas SA	109,111	398,718
	Lojas Renner SA	728,565	5,418,585
	Magazine Luiza SA	1,102,484	4,065,271
*	Natura & Co. Holding SA	519,291	4,659,427
	Notre Dame Intermedica Participacoes S.A.	249,192	3,728,212
	Petrobras Distribuidora SA	688,555	2,853,319
	Petroleo Brasileiro SA	3,033,556	12,900,313
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	1,299,604	11,241,575
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	320,180	2,715,126
	Porto Seguro SA	250,037	2,272,499
	Raia Drogasil SA	760,485	3,681,990
*	Rumo SA	1,324,031	4,874,885
	Sendas Distribuidora SA	285,040	4,244,601
	Sul America SA	62,156	374,283
*	Suzano SA	480,607	6,075,659
# *	Suzano SA, Sponsored ADR	74,273	941,780
	Telefonica Brasil SA	248,062	1,972,787
	TIM SA	826,336	1,854,371
	Ultrapar Participacoes SA	770,263	2,993,391

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA, Sponsored ADR	749,681	$15,083,592
	Vale SA	3,260,013	65,427,706
	WEG SA	726,666	4,683,421

TOTAL BRAZIL			251,169,392

CHILE — (0.5%)
	AES Gener SA	712,573	117,093
	Aguas Andinas SA, Class A	2,010,638	571,453
#	Banco de Chile, ADR	128,473	2,798,127
	Banco de Credito e Inversiones SA	44,056	2,045,880
	Banco Santander Chile, ADR	76,364	1,698,335
	Cencosud SA	2,064,699	4,286,387
	Cia Cervecerias Unidas SA	109,017	1,003,153
	Cia Cervecerias Unidas SA, Sponsored ADR	45,814	839,771
	Colbun SA	7,202,239	1,236,297
	Embotelladora Andina SA, ADR, Class B	24,029	344,095
	Empresa Nacional de Telecomunicaciones SA	260,143	1,460,795
	Empresas CMPC SA	1,159,617	3,222,382
	Empresas COPEC SA	174,061	1,874,499
#	Enel Americas SA, ADR	561,671	4,032,798
	Enel Chile SA, ADR	644,316	2,248,663
	Falabella SA	231,679	1,046,374
	Itau CorpBanca Chile SA	53,769,268	183,082
	Plaza SA	74,670	126,073
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	127,489	6,723,770

TOTAL CHILE			35,859,027

CHINA — (35.3%)
	360 Security Technology, Inc., Class A	156,500	304,285
*	51job, Inc., ADR	36,065	2,219,801
#	AAC Technologies Holdings, Inc.	1,726,500	9,584,109
	Accelink Technologies Co., Ltd., Class A	64,300	220,203
	Addsino Co., Ltd., Class A	85,000	222,751
	AECC Aero-Engine Control Co., Ltd., Class A	55,500	155,016
	AECC Aviation Power Co., Ltd., Class A	79,700	464,794
	Aerospace CH UAV Co., Ltd.	44,300	127,899
	Agile Group Holdings, Ltd.	3,660,000	5,717,558
	Agricultural Bank of China, Ltd., Class H	23,317,000	9,033,452
	Aier Eye Hospital Group Co., Ltd., Class A	171,228	1,962,694
	Air China, Ltd., Class H	2,006,000	1,586,119
	Aisino Corp., Class A	158,200	289,157
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	214,724,839
*	Alibaba Group Holding, Ltd.	714,100	20,642,985
*	Alibaba Health Information Technology, Ltd.	1,076,000	3,275,125
	A-Living Smart City Services Co., Ltd., Class H	58,500	268,890
# *	Aluminum Corp. of China, Ltd., ADR	21,075	273,975
*	Aluminum Corp. of China, Ltd., Class H	4,954,000	2,559,909
	Angel Yeast Co., Ltd., Class A	110,900	1,002,358
	Anhui Anke Biotechnology Group Co., Ltd., Class A	50,600	154,427
	Anhui Conch Cement Co., Ltd., Class H	2,516,500	15,020,114
	Anhui Gujing Distillery Co., Ltd., Class A	15,416	540,441
	Anhui Jinhe Industrial Co., Ltd., Class A	54,600	275,284
	Anhui Kouzi Distillery Co., Ltd., Class A	71,000	681,379
	Anhui Yingjia Distillery Co., Ltd., Class A	74,000	427,999
	ANTA Sports Products, Ltd.	912,000	16,268,621
	Apeloa Pharmaceutical Co., Ltd., Class A	163,520	783,749
	Asymchem Laboratories Tianjin Co., Ltd., Class A	12,500	632,956
	Autobio Diagnostics Co., Ltd., Class A	13,300	250,546

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co., Ltd., Class A	44,576	$213,967
	Avic Capital Co., Ltd., Class A	327,700	196,198
	AVIC Electromechanical Systems Co., Ltd., Class A	155,700	234,254
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	54,602	573,793
	AVIC Shenyang Aircraft Co., Ltd., Class A	30,900	275,428
	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	113,100	419,449
	AVICOPTER P.L.C., Class A	22,704	178,196
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	90,250	191,672
*	Baidu, Inc., Sponsored ADR	137,226	28,862,745
	Bank of Beijing Co., Ltd., Class A	782,508	575,221
	Bank of Changsha Co., Ltd., Class A	364,484	506,860
	Bank of Chengdu Co., Ltd., Class A	568,750	1,046,579
	Bank of China, Ltd., Class H	39,731,181	15,763,265
	Bank of Communications Co., Ltd., Class H	10,379,515	6,627,238
	Bank of Hangzhou Co., Ltd., Class A	404,904	1,034,075
	Bank of Jiangsu Co., Ltd., Class A	1,011,270	1,103,499
	Bank of Nanjing Co., Ltd., Class A	787,380	1,115,200
	Bank of Ningbo Co., Ltd., Class A	288,493	1,879,939
	Bank of Shanghai Co., Ltd., Class A	534,383	674,843
	Baoshan Iron & Steel Co., Ltd., Class A	1,014,500	1,348,459
*	BeiGene, Ltd., ADR	3,348	1,150,172
# *	BeiGene, Ltd.	191,700	5,099,211
*	Beijing BDStar Navigation Co., Ltd., Class A	35,100	219,670
	Beijing Capital Co., Ltd., Class A	818,160	375,173
	Beijing Capital Development Co., Ltd., Class A	73,900	63,758
	Beijing Dabeinong Technology Group Co., Ltd., Class A	352,152	442,364
*	Beijing Easpring Material Technology Co., Ltd., Class A	34,600	268,985
	Beijing E-Hualu Information Technology Co., Ltd., Class A	63,980	242,541
	Beijing Enlight Media Co., Ltd., Class A	168,100	337,744
	Beijing Kunlun Tech Co., Ltd., Class A	108,000	308,457
	Beijing New Building Materials P.L.C., Class A	114,303	812,288
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	183,962	1,635,888
	Beijing Originwater Technology Co., Ltd., Class A	293,800	318,702
	Beijing Shiji Information Technology Co., Ltd., Class A	62,664	275,702
*	Beijing Shougang Co., Ltd., Class A	257,300	199,939
	Beijing Shunxin Agriculture Co., Ltd., Class A	62,300	476,927
	Beijing Sinnet Technology Co., Ltd., Class A	183,337	398,318
	Beijing Thunisoft Corp., Ltd., Class A	74,700	206,030
	Beijing Tiantan Biological Products Corp., Ltd., Class A	64,347	358,298
	Beijing Tongrentang Co., Ltd., Class A	36,400	171,738
	Beijing Yanjing Brewery Co., Ltd., Class A	277,500	316,528
	Betta Pharmaceuticals Co., Ltd., Class A	17,506	288,688
	BGI Genomics Co., Ltd., Class A	45,000	896,274
	Blue Sail Medical Co., Ltd., Class A	160,662	584,084
	BOE Technology Group Co., Ltd., Class A	1,527,600	1,722,247
	Bright Dairy & Food Co., Ltd., Class A	169,885	452,779
	BTG Hotels Group Co., Ltd., Class A	91,200	359,781
	BYD Co., Ltd., Class H	542,386	11,278,655
#	BYD Electronic International Co., Ltd.	1,425,000	7,560,954
	By-health Co., Ltd., Class A	105,593	532,141
	C&S Paper Co., Ltd., Class A	181,900	864,241
	Caitong Securities Co., Ltd., Class A	269,900	415,375
	CECEP Solar Energy Co., Ltd., Class A	332,800	315,606
	CGN Power Co., Ltd., Class H	4,899,000	1,127,064
	Chacha Food Co., Ltd., Class A	70,100	583,226
	Changchun High & New Technology Industry Group, Inc., Class A	19,100	1,463,927
	Changjiang Securities Co., Ltd., Class A	410,502	458,345
	Changsha Jingjia Microelectronics Co., Ltd., Class A	16,400	184,022
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	17,700	531,082

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co., Ltd., Class A	139,705	$931,375
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	75,200	250,385
	Chengtun Mining Group Co., Ltd., Class A	229,600	264,536
	China Aerospace Times Electronics Co., Ltd., Class A	187,600	197,517
	China Avionics Systems Co., Ltd., Class A	50,500	116,988
	China Baoan Group Co., Ltd., Class A	193,034	312,992
	China Cinda Asset Management Co., Ltd., Class H	3,106,000	610,531
	China CITIC Bank Corp., Ltd., Class H	9,190,928	4,798,006
	China Coal Energy Co., Ltd., Class H	3,786,777	2,048,080
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	653,664
	China Conch Venture Holdings, Ltd.	1,696,000	8,002,240
	China Construction Bank Corp., Class H	79,728,590	62,933,091
*	China CSSC Holdings, Ltd., Class A	45,800	110,305
	China Eastern Airlines Corp., Ltd., ADR	11,904	259,745
	China Eastern Airlines Corp., Ltd., Class H	3,082,000	1,349,933
	China Everbright Bank Co., Ltd., Class H	5,515,000	2,302,944
#	China Evergrande Group	3,952,000	6,668,929
	China Film Co., Ltd., Class A	143,500	313,149
	China Fortune Land Development Co., Ltd., Class A	532,281	457,953
	China Galaxy Securities Co., Ltd., Class H	6,041,000	3,590,357
	China Gas Holdings, Ltd.	4,891,400	17,630,845
	China Gezhouba Group Co., Ltd., Class A	564,500	619,748
	China Great Wall Securities Co., Ltd., Class A	143,300	222,359
	China Greatwall Technology Group Co., Ltd., Class A	182,800	332,364
	China Hongqiao Group, Ltd.	3,626,000	5,723,237
# *	China International Capital Corp., Ltd., Class H	2,061,200	5,160,080
	China International Marine Containers Group Co., Ltd., Class H	213,120	400,489
	China Jushi Co., Ltd., Class A	283,700	785,585
#	China Life Insurance Co., Ltd., ADR	455,615	4,651,829
	China Life Insurance Co., Ltd., Class H	1,945,000	3,942,805
*	China Literature, Ltd.	216,200	2,251,648
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	4,223,364
	China Meheco Co., Ltd., Class A	55,300	109,456
	China Mengniu Dairy Co., Ltd.	3,231,000	17,292,625
	China Merchants Bank Co., Ltd., Class H	3,814,554	30,640,066
	China Merchants Energy Shipping Co., Ltd., Class A	208,700	157,995
	China Merchants Securities Co., Ltd., Class H	535,860	748,814
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	237,373	425,582
	China Minmetals Rare Earth Co., Ltd., Class A	46,200	121,117
	China Minsheng Banking Corp., Ltd., Class H	6,906,100	3,538,793
	China Molybdenum Co., Ltd., Class H.	3,669,966	2,478,904
	China National Accord Medicines Corp., Ltd., Class A	28,200	181,795
	China National Building Material Co., Ltd., Class H	10,930,000	15,783,927
	China National Medicines Corp., Ltd., Class A	96,800	549,952
	China National Nuclear Power Co., Ltd., Class A	1,600,390	1,288,329
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	146,200	457,649
	China Oilfield Services, Ltd., Class H	4,074,000	3,722,387
	China Overseas Land & Investment, Ltd.	8,252,500	20,885,888
	China Pacific Insurance Group Co., Ltd., Class H	4,918,400	17,702,635
#	China Petroleum & Chemical Corp., ADR	57,958	2,850,939
	China Petroleum & Chemical Corp., Class H	12,896,800	6,360,774
	China Railway Group, Ltd., Class H	7,014,000	3,621,211
	China Railway Signal & Communication Corp., Ltd., Class H	2,390,000	948,668
	China Resources Beer Holdings Co., Ltd.	1,159,611	9,341,490
	China Resources Cement Holdings, Ltd.	6,186,000	6,738,552
	China Resources Gas Group, Ltd.	2,140,000	11,578,637
	China Resources Land, Ltd.	5,690,666	26,644,099
	China Resources Power Holdings Co., Ltd.	2,194,517	2,882,863
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	110,058	424,557

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Shenhua Energy Co., Ltd., Class H	5,943,000	$12,378,634
	China South Publishing & Media Group Co., Ltd., Class A	156,900	247,239
*	China Southern Airlines Co., Ltd., Sponsored ADR	10,452	353,173
*	China Southern Airlines Co., Ltd., Class H	2,698,000	1,827,027
	China State Construction Engineering Corp., Ltd., Class A	1,922,400	1,465,862
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,788,913
	China Tourism Group Duty Free Corp., Ltd., Class A	66,800	3,205,639
	China Tower Corp., Ltd., Class H	58,664,000	8,438,735
	China TransInfo Technology Co., Ltd., Class A	145,530	335,481
	China Vanke Co., Ltd., Class H	3,423,500	11,971,657
	China Yangtze Power Co., Ltd., Class A	748,847	2,308,211
	China Zhenhua Group Science & Technology Co., Ltd., Class A	23,100	171,885
	China Zheshang Bank Co., Ltd., Class H	31,000	13,663
	Chongqing Brewery Co., Ltd., Class A	21,500	521,374
*	Chongqing Changan Automobile Co., Ltd., Class A	168,500	425,890
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	69,700	428,649
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,634,000	1,116,194
	Chongqing Zhifei Biological Products Co., Ltd., Class A	83,314	2,889,823
	Chow Tai Seng Jewellery Co., Ltd., Class A	55,136	262,812
	CIFI Holdings Group Co., Ltd.	4,673,191	4,175,196
	CITIC Securities Co., Ltd., Class H	1,660,500	3,992,753
	CITIC, Ltd.	4,725,000	4,962,530
	CNHTC Jinan Truck Co., Ltd., Class A	115,061	598,759
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	125,600	228,052
	COFCO Biotechnology Co., Ltd., Class A	21,900	30,681
	Contemporary Amperex Technology Co., Ltd., Class A	82,800	4,975,762
*	COSCO SHIPPING Holdings Co., Ltd., Class H	5,072,500	9,037,046
	Country Garden Holdings Co., Ltd.	15,537,519	18,470,820
#	Country Garden Services Holdings Co., Ltd.	1,257,492	13,173,293
#	CSC Financial Co., Ltd., Class H	1,105,500	1,287,176
	CSPC Pharmaceutical Group, Ltd.	17,819,200	21,994,923
	CTS International Logistics Corp., Ltd., Class A	100,700	245,394
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	102,300	528,695
	Dali Foods Group Co., Ltd.	4,627,500	2,748,959
	Daqin Railway Co., Ltd., Class A	1,053,060	1,118,646
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	39,056	455,875
	Datang International Power Generation Co., Ltd., Class H	2,936,000	434,037
	DHC Software Co., Ltd., Class A	290,300	305,744
	Dian Diagnostics Group Co., Ltd., Class A	83,929	503,793
	Dong-E-E-Jiao Co., Ltd., Class A	64,411	353,061
	Dongfeng Motor Group Co., Ltd., Class H	1,160,000	1,008,152
	Dongxing Securities Co., Ltd., Class A	366,118	581,591
	East Money Information Co., Ltd., Class A	271,200	1,344,560
*	Ecovacs Robotics Co., Ltd., Class A	11,000	277,437
	ENN Energy Holdings, Ltd.	848,700	14,482,701
	ENN Natural Gas Co., Ltd., Class A	245,000	662,301
	Eoptolink Technology, Inc., Ltd., Class A	39,020	232,185
*	Estun Automation Co., Ltd., Class A	46,603	230,993
	Eve Energy Co., Ltd., Class A	65,105	886,528
#	Everbright Securities Co., Ltd., Class H	413,200	323,853
*	Fangda Carbon New Material Co., Ltd., Class A	374,324	512,759
*	FAW Jiefang Group Co., Ltd.	286,000	487,741
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	107,700	296,432
	Financial Street Holdings Co., Ltd., Class A	396,800	379,514
	First Capital Securities Co., Ltd., Class A	258,900	260,483
#	Flat Glass Group Co., Ltd., Class H	396,000	1,216,308
	Focus Media Information Technology Co., Ltd., Class A	678,700	1,127,273
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	140,094	3,657,219
	Fosun International, Ltd.	2,724,722	3,913,057

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Founder Securities Co., Ltd., Class A	618,800	$878,700
	Fujian Sunner Development Co., Ltd., Class A	215,363	877,573
	Fuyao Glass Industry Group Co., Ltd., Class H	848,400	4,911,772
	Ganfeng Lithium Co., Ltd., Class H	62,200	833,222
	Gansu Shangfeng Cement Co., Ltd., Class A	95,571	284,608
	G-bits Network Technology Xiamen Co., Ltd., Class A	11,400	804,960
*	GCL System Integration Technology Co., Ltd., Class A	211,500	101,272
*	GCL-Poly Energy Holdings, Ltd.	20,189,000	5,146,177
	GD Power Development Co., Ltd., Class A	229,600	80,442
# *	GDS Holdings, Ltd., ADR	45,771	3,797,620
	Geely Automobile Holdings, Ltd.	10,400,000	27,088,794
	GEM Co., Ltd., Class A	357,976	549,444
	Gemdale Corp., Class A	430,900	781,050
	GF Securities Co., Ltd., Class H	1,733,400	2,505,089
	Giant Network Group Co., Ltd., Class A	112,402	237,615
	Gigadevice Semiconductor Beijing, Inc., Class A	16,982	504,435
	Ginlong Technologies Co., Ltd., Class A	9,500	300,640
	GoerTek, Inc., Class A	198,500	1,149,821
*	Gotion High-tech Co., Ltd., Class A	68,900	368,071
	Grandblue Environment Co., Ltd., Class A	4,600	16,861
	Grandjoy Holdings Group Co., Ltd., Class A	73,700	41,511
#	Great Wall Motor Co., Ltd., Class H	3,807,000	9,451,153
	Gree Electric Appliances, Inc., Class A	142,233	1,312,740
	Greenland Holdings Corp., Ltd., Class A	521,500	455,411
	GRG Banking Equipment Co., Ltd., Class A	218,700	435,003
	Guangdong Haid Group Co., Ltd., Class A	71,100	914,361
*	Guangdong HEC Technology Holding Co., Ltd., Class A	338,100	244,731
	Guangdong Hongda Blasting Co., Ltd., Class A	71,300	305,606
	Guangdong Investment, Ltd.	2,818,000	4,338,664
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	62,700	361,573
*	Guanghui Energy Co., Ltd., Class A	764,600	359,208
	Guangxi Guiguan Electric Power Co., Ltd., Class A	34,400	27,497
	Guangzhou Automobile Group Co., Ltd., Class H	3,259,162	2,780,370
	Guangzhou Baiyun International Airport Co., Ltd., Class A	214,700	402,711
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	190,000	511,359
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	339,950
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	24,501	543,514
	Guangzhou R&F Properties Co., Ltd., Class H	484,800	618,764
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	37,300	766,737
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	26,520	274,707
	Guangzhou Wondfo Biotech Co., Ltd., Class A	35,467	554,796
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	167,300	331,717
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	79,100	133,567
	Guizhou Space Appliance Co., Ltd., Class A	28,800	196,198
	Guosen Securities Co., Ltd., Class A	148,400	240,160
*	Guosheng Financial Holding, Inc., Class A	138,300	227,562
	Guotai Junan Securities Co., Ltd., Class H	474,400	673,540
	Guoyuan Securities Co., Ltd., Class A	105,040	124,437
	Haier Smart Home Co., Ltd., Class A	258,200	1,318,230
*	Haier Smart Home Co., Ltd., Class H	4,744,000	20,401,456
	Hainan Poly Pharm Co., Ltd., Class A	37,100	281,815
	Haisco Pharmaceutical Group Co., Ltd., Class A	38,400	156,375
	Haitong Securities Co., Ltd., Class H	2,178,400	1,948,100
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	50,000	295,125
	Hangcha Group Co., Ltd., Class A	66,600	214,709
	Hangzhou First Applied Material Co., Ltd., Class A	42,200	593,787
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	132,600	701,621
	Hangzhou Robam Appliances Co., Ltd., Class A	42,573	251,813
	Hangzhou Silan Microelectronics Co., Ltd., Class A	66,100	366,246

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Tigermed Consulting Co., Ltd., Class A	12,100	$291,308
*	Hangzhou Tigermed Consulting Co., Ltd., Class H	16,500	323,321
	Han’s Laser Technology Industry Group Co., Ltd., Class A	88,017	543,943
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	66,700	230,775
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	480,196
	Heilongjiang Agriculture Co., Ltd., Class A	174,805	408,337
	Henan Shenhuo Coal & Power Co., Ltd., Class A	136,400	232,059
	Henan Shuanghui Investment & Development Co., Ltd., Class A	193,729	1,094,028
	Hengan International Group Co., Ltd.	1,801,500	11,641,987
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	338,272
	Hengli Petrochemical Co., Ltd.,, Class A	430,900	1,965,082
# *	HengTen Networks Group, Ltd.	1,380,000	1,625,801
	Hengtong Optic-electric Co., Ltd., Class A	227,200	405,518
	Hengyi Petrochemical Co., Ltd., Class A	334,988	678,477
*	Hesteel Co., Ltd., Class A	1,832,853	721,202
	Hithink RoyalFlush Information Network Co., Ltd., Class A	31,881	533,059
	Hongfa Technology Co., Ltd., Class A	71,093	611,688
*	Hua Hong Semiconductor, Ltd.	323,000	2,009,300
	Huaan Securities Co., Ltd., Class A	480,700	451,247
	Huadong Medicine Co., Ltd., Class A	204,800	1,657,738
	Huafon Chemical Co., Ltd., Class A	294,783	581,531
	Huagong Tech Co., Ltd., Class A	50,100	155,860
	Hualan Biological Engineering, Inc., Class A	104,900	679,854
	Huaneng Power International, Inc., Sponsored ADR	33,132	474,782
	Huaneng Power International, Inc., Class H	2,986,000	1,074,864
	Huatai Securities Co., Ltd., Class H	1,158,600	1,653,236
	Huaxi Securities Co., Ltd., Class A	348,500	501,801
	Huaxia Bank Co., Ltd., Class A	913,056	879,935
	Huaxin Cement Co., Ltd., Class A	206,300	698,323
	Huayu Automotive Systems Co., Ltd., Class A	217,000	876,974
# *	Huazhu Group, Ltd., ADR	129,257	7,620,993
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	513,559	302,460
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	111,730	332,704
	Huizhou Desay Sv Automotive Co., Ltd., Class A	11,000	177,516
	Hunan Valin Steel Co., Ltd., Class A	1,237,900	1,498,500
	Hundsun Technologies, Inc., Class A	29,780	421,139
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	347,700	553,745
	Iflytek Co., Ltd., Class A	139,400	1,092,875
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,806,012
	Industrial Bank Co., Ltd., Class A	857,039	2,873,740
	Industrial Securities Co., Ltd., Class A	501,960	703,230
	Infore Environment Technology Group Co., Ltd., Class A	247,423	300,932
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,987,020	677,427
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	103,600	299,018
	Inner Mongolia First Machinery Group Co., Ltd., Class A	12,100	19,348
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd.
	Class A	810,103	724,028
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	346,800	2,185,960
*	Innovent Biologics, Inc.	519,500	5,634,908
	Inspur Electronic Information Industry Co., Ltd., Class A	58,384	242,746
	Jafron Biomedical Co., Ltd., Class A	35,367	525,714
	Jason Furniture Hangzhou Co., Ltd., Class A	6,500	80,441
*	JD.com Inc, Class A	53,200	2,054,506
*	JD.com, Inc., ADR	248,488	19,223,032
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	419,500	449,163
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	321,098
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,200,476
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	60,198	797,263
	Jiangsu Hengrui Medicine Co., Ltd., Class A	242,896	3,146,329

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	70,979	$196,831
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	90,612	745,747
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	14,700	35,974
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	143,900	226,944
	Jiangsu Shagang Co., Ltd., Class A	237,700	361,001
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	91,400	2,710,719
	Jiangsu Yangnong Chemical Co., Ltd., Class A	39,837	687,747
	Jiangsu Yoke Technology Co., Ltd., Class A	38,500	349,841
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	137,400	673,398
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	392,900	428,936
	Jiangsu Zhongtian Technology Co., Ltd., Class A	375,200	591,254
	Jiangxi Copper Co., Ltd., Class H	1,199,000	2,910,393
	Jiangxi Zhengbang Technology Co., Ltd., Class A	395,146	897,617
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	96,600	226,790
	Jinduicheng Molybdenum Co., Ltd., Class A	254,400	226,165
	Jinke Properties Group Co., Ltd., Class A	182,100	185,328
*	Jinneng Science&Technology Co., Ltd., Class A	50,000	142,355
	Jinyu Bio-Technology Co., Ltd., Class A	92,300	310,396
	JiuGui Liquor Co., Ltd., Class A	11,500	351,288
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	240,955	545,941
	Joinn Laboratories China Co., Ltd., Class A	13,000	305,411
*	Jointown Pharmaceutical Group Co., Ltd., Class A	227,867	596,175
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	57,600	414,511
	Joyoung Co., Ltd., Class A	107,900	529,436
#	JOYY, Inc., ADR	41,913	3,984,250
	Juewei Food Co., Ltd., Class A	43,844	583,409
	Juneyao Airlines Co., Ltd., Class A	141,100	322,274
	Kingdee International Software Group Co., Ltd.	1,235,000	4,067,053
	Kingsoft Corp., Ltd.	981,000	6,921,577
*	Kuang-Chi Technologies Co., Ltd., Class A	18,500	53,430
	Kunlun Energy Co., Ltd.	9,690,000	10,360,862
	Kweichow Moutai Co., Ltd., Class A	65,693	20,295,293
	KWG Group Holdings, Ltd.	1,036,500	1,660,498
*	KWG Living Group Holdings, Ltd.	518,250	531,110
	Lao Feng Xiang Co., Ltd., Class A	43,843	373,528
	Laobaixing Pharmacy Chain JSC, Class A	56,521	467,521
	Lenovo Group, Ltd.	19,511,278	26,659,310
	Lens Technology Co., Ltd., Class A	326,900	1,312,881
	Leo Group Co., Ltd., Class A	1,361,469	516,602
	Lepu Medical Technology Beijing Co., Ltd., Class A	199,377	986,257
	Leyard Optoelectronic Co., Ltd., Class A	234,300	258,619
	Li Ning Co., Ltd.	2,852,000	23,145,924
	Liaoning Cheng Da Co., Ltd., Class A	143,200	498,051
	Lingyi iTech Guangdong Co., Class A	447,800	567,978
	Logan Group Co., Ltd.	3,853,000	6,120,333
	Lomon Billions Group Co., Ltd., Class A	178,000	926,528
	Longfor Group Holdings, Ltd.	3,097,000	19,236,915
	LONGi Green Energy Technology Co., Ltd., Class A	234,800	3,581,880
	Luenmei Quantum Co., Ltd., Class A	252,660	354,156
	Luxi Chemical Group Co., Ltd., Class A	293,600	694,901
	Luxshare Precision Industry Co., Ltd., Class A	403,724	2,294,287
	Luzhou Laojiao Co., Ltd., Class A	76,529	3,007,363
	Maccura Biotechnology Co., Ltd., Class A	77,000	564,605
	Mango Excellent Media Co., Ltd., Class A	82,092	860,167
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	234,157	443,870
*	Meituan, Class B	1,270,300	48,619,822
	Metallurgical Corp. of China, Ltd., Class H	4,159,000	977,157
	Microport Scientific Corp.	204,000	1,471,027
	Midea Group Co., Ltd., Class A	479,784	5,925,693

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	11,600	$212,429
	Ming Yang Smart Energy Group, Ltd., Class A	202,404	551,531
	MLS Co., Ltd., Class A	166,400	335,805
	Montage Technology Co., Ltd., Class A	22,233	183,286
	Muyuan Foods Co., Ltd., Class A	264,705	4,610,654
	NanJi E-Commerce Co., Ltd., Class A	340,300	423,328
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,947	247,470
	Nanjing Iron & Steel Co., Ltd., Class A	733,400	476,151
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	78,180	555,196
	Nanjing Securities Co., Ltd., Class A	225,100	340,521
	NARI Technology Co., Ltd., Class A	173,300	853,446
	NAURA Technology Group Co., Ltd., Class A	14,300	363,608
	NavInfo Co., Ltd., Class A	154,250	337,769
	NetEase, Inc., ADR	323,449	36,245,695
	New China Life Insurance Co., Ltd., Class H	1,538,900	5,912,011
	New Hope Liuhe Co., Ltd., Class A	338,300	866,811
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	870,724	13,287,248
	Newland Digital Technology Co., Ltd., Class A	18,600	40,028
	Nine Dragons Paper Holdings, Ltd.	3,293,000	4,512,320
	Ninestar Corp., Class A	147,751	577,272
	Ningbo Joyson Electronic Corp., Class A	126,400	353,855
	Ningbo Tuopu Group Co., Ltd., Class A	27,748	145,289
	Ningbo Zhoushan Port Co., Ltd., Class A	449,700	274,834
*	NIO, Inc., ADR	309,307	12,322,791
	Northeast Securities Co., Ltd., Class A	310,720	393,821
	Oceanwide Holdings Co., Ltd., Class A	33,100	14,034
	Offcn Education Technology Co., Ltd., Class A	68,812	270,159
	Offshore Oil Engineering Co., Ltd., Class A	368,100	246,664
	OFILM Group Co., Ltd., Class A	419,000	546,634
	Oppein Home Group, Inc., Class A	35,230	906,098
	Opple Lighting Co., Ltd., Class A	26,337	122,063
	Orient Securities Co., Ltd., Class H	877,600	556,572
	Oriental Pearl Group Co., Ltd., Class A	328,200	446,024
	Ovctek China, Inc., Class A	23,680	423,752
*	Pacific Securities Co., Ltd. (The), Class A	708,600	405,399
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	747,000	256,805
	People’s Insurance Co. Group of China, Ltd. (The), Class H	6,783,000	2,318,773
	Perfect World Co., Ltd., Class A	120,485	395,473
#	PetroChina Co., Ltd., ADR	104,841	3,777,421
	PetroChina Co., Ltd., Class H	10,762,000	3,893,348
	PharmaBlock Sciences Nanjing, Inc., Class A	14,690	325,774
	PICC Property & Casualty Co., Ltd., Class H	10,123,198	9,910,505
*	Pinduoduo, Inc., ADR	97,777	13,095,274
	Ping An Bank Co., Ltd., Class A	879,900	3,160,323
# *	Ping An Healthcare and Technology Co., Ltd.	332,500	3,879,559
	Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	63,287,642
*	Polaris Bay Group Co., Ltd., Class A	231,000	330,145
	Poly Developments and Holdings Group Co., Ltd., Class A	448,683	968,114
	Postal Savings Bank of China Co., Ltd., Class H	7,096,000	4,602,227
	Power Construction Corp. of China, Ltd., Class A	939,511	553,653
	Proya Cosmetics Co., Ltd., Class A	14,700	413,890
	Qianhe Condiment and Food Co., Ltd., Class A	48,800	247,433
	Qingdao Port International Co., Ltd., Class H	69,000	42,434
	Qingdao TGOOD Electric Co., Ltd., Class A	78,000	302,636
	Red Avenue New Materials Group Co., Ltd., Class A	25,000	124,010
	Red Star Macalline Group Corp., Ltd., Class H	91,289	51,569
	RiseSun Real Estate Development Co., Ltd., Class A	771,234	733,064
	Rongsheng Petro Chemical Co., Ltd., Class A	323,663	1,411,522
	SAIC Motor Corp, Ltd., Class A	283,500	878,395

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sailun Group Co., Ltd., Class A	406,500	$632,570
	Sanan Optoelectronics Co., Ltd., Class A	149,500	576,877
	Sangfor Technologies, Inc., Class A	8,900	375,094
	Sansteel Minguang Co., Ltd. Fujian, Class A	362,700	457,830
	Sany Heavy Industry Co., Ltd., Class A	579,334	2,751,305
	SDIC Power Holdings Co., Ltd., Class A	251,000	383,429
	Sealand Securities Co., Ltd., Class A	722,700	468,989
	Seazen Group, Ltd.	5,844,000	6,228,716
	Seazen Holdings Co., Ltd., Class A	223,100	1,549,838
	SF Holding Co., Ltd., Class A	227,261	2,248,071
	SG Micro Corp., Class A	4,200	169,764
	Shaanxi Coal Industry Co., Ltd., Class A	797,200	1,380,686
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	141,100	497,285
#	Shandong Gold Mining Co., Ltd., Class H	1,142,750	2,086,755
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	102,300	474,652
	Shandong Hi-speed Co., Ltd., Class A	111,700	120,703
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	161,500	970,074
	Shandong Linglong Tyre Co., Ltd., Class A	147,800	1,266,442
	Shandong Nanshan Aluminum Co., Ltd., Class A	910,010	535,243
	Shandong Sinocera Functional Material Co., Ltd., Class A	42,800	326,005
	Shandong Sun Paper Industry JSC, Ltd., Class A	352,950	871,330
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	5,260,000	11,775,957
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	28,100	538,203
	Shanghai Baosight Software Co., Ltd., Class A	57,310	559,779
*	Shanghai Electric Group Co., Ltd., Class H	3,012,000	1,045,346
	Shanghai Electric Power Co., Ltd., Class A	33,600	36,485
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	552,000	3,501,413
	Shanghai International Airport Co., Ltd., Class A	32,400	245,491
	Shanghai International Port Group Co., Ltd., Class A	334,000	238,573
	Shanghai Jahwa United Co., Ltd., Class A	53,100	482,729
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	59,400	560,026
*	Shanghai Junshi Biosciences Co., Ltd., Class H	2,400	24,910
	Shanghai Lingang Holdings Corp., Ltd., Class A	73,300	232,962
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	155,520	261,321
	Shanghai M&G Stationery Inc, Class A	51,069	719,575
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	66,900	191,370
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,163,400	2,645,653
	Shanghai Pudong Development Bank Co., Ltd., Class A	1,075,071	1,667,700
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	29,681	370,426
	Shanghai RAAS Blood Products Co., Ltd., Class A	380,800	469,561
	Shanghai Shimao Co., Ltd., Class A	194,234	125,352
	Shanghai Tunnel Engineering Co., Ltd., Class A	23,800	19,359
*	Shanghai Wanye Enterprises Co., Ltd., Class A	35,360	78,295
	Shanghai Weaver Network Co., Ltd., Class A	9,200	119,352
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	340,259	617,418
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	205,600	576,100
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	525,930	456,302
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	313,130	432,249
*	Shanxi Meijin Energy Co., Ltd., Class A	523,517	633,808
	Shanxi Securities Co., Ltd., Class A	476,560	491,636
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	538,600	529,249
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	45,148	2,845,273
	Shenergy Co., Ltd., Class A	43,000	37,631
*	Shenghe Resources Holding Co., Ltd., Class A	145,600	370,612
	Shengyi Technology Co., Ltd., Class A	248,300	892,514
	Shennan Circuits Co., Ltd., Class A	25,382	310,544
	Shenwan Hongyuan Group Co., Ltd., Class H	1,503,200	409,686
	Shenzhen Airport Co., Ltd., Class A	29,000	38,143
	Shenzhen Capchem Technology Co., Ltd., Class A	11,000	130,385

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Energy Group Co., Ltd., Class A	125,500	$164,147
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	68,900	206,950
	Shenzhen Gas Corp., Ltd., Class A	150,500	162,721
	Shenzhen Goodix Technology Co., Ltd., Class A	46,500	815,291
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	97,300	243,180
	Shenzhen Inovance Technology Co., Ltd., Class A	43,000	591,663
	Shenzhen Kaifa Technology Co., Ltd., Class A	121,700	323,355
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	18,750	521,483
	Shenzhen Kinwong Electronic Co., Ltd., Class A	62,764	271,249
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	52,373	3,759,519
*	Shenzhen MTC Co., Ltd., Class A	533,300	476,514
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	768,580	1,103,794
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	71,100	401,396
	Shenzhen SC New Energy Technology Corp., Class A	21,300	361,078
	Shenzhen Sunlord Electronics Co., Ltd., Class A	53,300	280,489
	Shenzhen Sunway Communication Co., Ltd., Class A	134,500	581,498
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	106,771	513,504
	Shenzhou International Group Holdings, Ltd.	932,200	20,507,460
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	116,117	502,869
	Shimao Group Holdings, Ltd.	3,062,871	8,847,241
*	Siasun Robot & Automation Co., Ltd., Class A	128,400	191,195
	Sichuan Chuantou Energy Co., Ltd., Class A	149,500	259,921
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	129,301	433,183
	Sichuan Swellfun Co., Ltd., Class A	40,900	644,873
	Sichuan Yahua Industrial Group Co., Ltd., Class A	73,800	230,682
	Sieyuan Electric Co., Ltd., Class A	58,600	284,662
	Sino Biopharmaceutical, Ltd.	19,783,500	21,230,019
	Sinocare, Inc., Class A	31,620	181,568
	Sinolink Securities Co., Ltd., Class A	220,500	410,669
	Sinoma Science & Technology Co., Ltd., Class A	243,094	820,344
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,505,000	372,059
	Sinopharm Group Co., Ltd., Class H	2,426,400	7,483,859
	Sinotruk Hong Kong, Ltd.	1,510,500	3,711,464
	Skshu Paint Co., Ltd., Class A	10,820	395,569
	Songcheng Performance Development Co., Ltd., Class A	146,500	490,876
	SooChow Securities Co., Ltd., Class A	515,200	628,943
	Spring Airlines Co., Ltd., Class A	48,500	480,705
#	Sunac China Holdings, Ltd.	5,903,000	22,896,323
*	Sunac Services Holdings, Ltd.	185,102	572,603
	Sungrow Power Supply Co., Ltd., Class A	53,300	735,264
	Suning.com Co., Ltd., Class A	664,724	682,950
	Sunny Optical Technology Group Co., Ltd.	579,300	14,043,478
	Sunwoda Electronic Co., Ltd., Class A	154,000	509,769
	Suofeiya Home Collection Co., Ltd., Class A	34,500	154,869
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	151,500	406,785
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	326,600	465,827
	Suzhou Maxwell Technologies Co., Ltd., Class A	4,700	443,836
*	TAL Education Group, ADR	82,297	4,686,814
	Tangshan Jidong Cement Co., Ltd., Class A	221,266	478,476
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	188,500	330,656
	TBEA Co., Ltd., Class A	276,500	523,845
	TCL Technology Group Corp., Class A	644,200	891,338
*	Tech-Bank Food Co., Ltd., Class A	264,700	578,642
	Tencent Holdings, Ltd.	3,951,600	315,227,000
*	Tencent Music Entertainment Group, ADR	196,622	3,425,155
	Thunder Software Technology Co., Ltd., Class A	13,300	274,855
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	56,900	271,094
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	185,000	785,913
	Tianma Microelectronics Co., Ltd., Class A	161,455	345,674

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co., Ltd., Class A	205,000	$404,046
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,264,259
	Toly Bread Co., Ltd., Class A	41,000	311,174
*	TongFu Microelectronics Co., Ltd., Class A	138,900	456,655
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	214,500	438,804
	Tongkun Group Co., Ltd., Class A	147,509	519,810
	Tongling Nonferrous Metals Group Co., Ltd., Class A	1,091,500	478,611
	Tongwei Co., Ltd., Class A	209,300	1,130,608
*	Topchoice Medical Corp., Class A	13,300	641,010
*	Topsec Technologies Group, Inc., Class A	104,600	292,465
	Transfar Zhilian Co., Ltd., Class A	287,626	270,891
	TravelSky Technology, Ltd., Class H	183,000	400,392
*	Trip.com Group, Ltd., ADR	509,607	19,915,442
	Tsingtao Brewery Co., Ltd., Class H	888,000	8,042,254
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	32,400	583,517
	Unisplendour Corp., Ltd., Class A	259,960	731,572
*	United Energy Group, Ltd.	3,272,000	645,251
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	108,400	270,221
	Valiant Co., Ltd., Class A	82,500	197,744
	Venustech Group, Inc., Class A	43,700	204,322
	Victory Giant Technology Huizhou Co., Ltd., Class A	54,800	196,463
*	Vipshop Holdings, Ltd., ADR	499,164	15,359,276
	Walvax Biotechnology Co., Ltd., Class A	55,500	534,443
*	Wanda Film Holding Co., Ltd., Class A	109,300	309,429
	Wangfujing Group Co., Ltd., Class A	72,700	374,517
	Wangsu Science & Technology Co., Ltd., Class A	105,600	90,423
	Wanhua Chemical Group Co., Ltd., Class A	203,200	3,213,093
	Want Want China Holdings, Ltd.	12,213,000	8,826,580
	Wanxiang Qianchao Co., Ltd., Class A	163,600	124,742
# *	Weibo Corp., Sponsored ADR	134,278	6,767,611
	Weichai Power Co., Ltd., Class H	3,618,800	8,376,387
	Weifu High-Technology Group Co., Ltd., Class A	75,738	284,701
	Weihai Guangwei Composites Co., Ltd., Class A	31,129	303,017
	Wens Foodstuffs Group Co., Ltd., Class A	467,180	1,037,551
	Western Securities Co., Ltd., Class A	464,900	604,594
	Western Superconducting Technologies Co., Ltd., Class A	8,654	70,758
	Wharf Holdings, Ltd. (The)	118,000	357,915
	Will Semiconductor Co., Ltd., Class A	40,312	1,872,049
	Wingtech Technology Co., Ltd., Class A	51,600	676,842
	Winning Health Technology Group Co., Ltd., Class A	183,700	428,263
	Wolong Electric Group Co., Ltd., Class A	153,600	251,973
	Wuchan Zhongda Group Co., Ltd., Class A	615,250	438,716
	Wuhan Guide Infrared Co., Ltd., Class A	76,960	413,975
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	14,600	203,718
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	258,804	881,402
	Wuhu Token Science Co., Ltd., Class A	295,000	343,801
	Wuliangye Yibin Co., Ltd., Class A	206,506	9,049,361
	WUS Printed Circuit Kunshan Co., Ltd., Class A	261,300	582,748
	WuXi AppTec Co., Ltd., Class H	128,300	3,022,860
*	Wuxi Biologics Cayman, Inc.	938,000	13,167,450
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	35,800	486,324
	Wuxi Taiji Industry Co., Ltd., Class A	245,600	294,123
	XCMG Construction Machinery Co., Ltd., Class A	692,003	786,698
	Xiamen C & D, Inc., Class A	347,900	435,337
	Xiamen Faratronic Co., Ltd., Class A	21,400	381,989
	Xiamen Intretech, Inc., Class A	74,460	466,436
	Xiamen Kingdomway Group Co., Class A	76,838	495,532
	Xiamen Meiya Pico Information Co., Ltd., Class A	8,700	22,413

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Tungsten Co., Ltd., Class A	178,680	$530,784
	Xinfengming Group Co., Ltd., Class A	126,443	344,411
	Xinhu Zhongbao Co., Ltd., Class A	1,141,400	542,173
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	780,759	1,286,435
	Xinjiang Tianshan Cement Co., Ltd., Class A	137,900	310,421
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	186,700	289,933
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	144,100	368,265
	Xinyi Solar Holdings, Ltd.	5,028,011	8,385,830
	Xinyu Iron & Steel Co., Ltd., Class A	348,800	352,552
	Yango Group Co., Ltd., Class A	547,029	483,510
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	34,900	239,420
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	28,400	161,746
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	23,200	73,830
	Yantai Eddie Precision Machinery Co., Ltd., Class A	39,401	371,457
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	108,983	552,723
	YanTai Shuangta Food Co., Ltd., Class A	72,700	146,237
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	5,861,695
	Yealink Network Technology Corp., Ltd., Class A	41,840	451,436
	Yifan Pharmaceutical Co., Ltd., Class A	146,600	404,660
	Yifeng Pharmacy Chain Co., Ltd., Class A	27,300	378,476
	Yihai International Holding, Ltd.	777,000	7,557,866
	Yintai Gold Co., Ltd., Class A	343,617	452,954
	Yixintang Pharmaceutical Group Co., Ltd., Class A	43,700	275,877
	Yonghui Superstores Co., Ltd., Class A	900,300	773,506
	Yonyou Network Technology Co., Ltd., Class A	83,500	426,731
	Youngor Group Co., Ltd., Class A	614,504	704,975
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	63,100	164,553
	Yum China Holdings, Inc.	550,004	34,606,252
	Yunda Holding Co., Ltd., Class A	364,290	904,858
*	Yunnan Aluminium Co., Ltd., Class A	411,100	779,625
	Yunnan Baiyao Group Co., Ltd., Class A	44,400	735,932
	Yunnan Copper Co., Ltd., Class A	223,400	477,254
	Yunnan Energy New Material Co., Ltd., Class A	33,285	688,604
*	Yunnan Tin Co., Ltd., Class A	179,800	404,190
*	Zai Lab Ltd.	4,300	714,933
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	25,050	1,308,604
	Zhefu Holding Group Co., Ltd., Class A	614,023	530,405
*	Zhejiang Century Huatong Group Co., Ltd., Class A	650,500	664,509
	Zhejiang Chint Electrics Co., Ltd., Class A	198,984	1,020,117
	Zhejiang Dahua Technology Co., Ltd., Class A	297,413	1,074,447
	Zhejiang Dingli Machinery Co., Ltd., Class A	29,170	329,906
	Zhejiang Hailiang Co., Ltd., Class A	14,200	23,791
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	172,140	575,578
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	43,400	544,306
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	13,700	129,243
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	73,200	435,442
	Zhejiang Juhua Co., Ltd., Class A	252,100	339,625
	Zhejiang Longsheng Group Co., Ltd., Class A	316,700	663,367
	Zhejiang NHU Co., Ltd., Class A	254,200	1,531,898
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	178,790	589,345
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	110,800	696,473
	Zhejiang Semir Garment Co., Ltd., Class A	205,582	371,575
	Zhejiang Supor Co., Ltd., Class A	31,503	366,362
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	8,900	99,301
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	153,893	552,763
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	231,434	839,010
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	27,700	313,502
	Zhengzhou Yutong Bus Co., Ltd., Class A	219,309	460,299
	Zheshang Securities Co., Ltd., Class A	270,063	472,979

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	ZhongAn Online P&C Insurance Co., Ltd., Class H	1,006,500	$5,929,938
	Zhongji Innolight Co., Ltd., Class A	55,527	292,834
	Zhongjin Gold Corp., Ltd., Class A	370,400	487,837
	Zhongsheng Group Holdings, Ltd.	1,410,000	10,665,153
*	Zhongtian Financial Group Co., Ltd., Class A	728,200	310,936
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	33,500	314,155
	Zhuzhou Kibing Group Co., Ltd., Class A	464,501	1,097,164
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	75,400	111,878
	Zijin Mining Group Co., Ltd., Class H	8,813,000	12,313,192
#	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,303,000	3,183,472
#	ZTE Corp., Class H	1,033,085	2,573,782
	ZTO Express Cayman, Inc., ADR	502,793	16,169,823

TOTAL CHINA			2,336,443,713

COLOMBIA — (0.2%)
	Banco de Bogota SA	49,487	1,035,016
	Bancolombia SA, Sponsored ADR	58,709	1,757,160
	Bancolombia SA	130,751	972,628
	Cementos Argos SA	145,371	198,692
	Ecopetrol SA, Sponsored ADR	3,573	42,269
	Ecopetrol SA	2,348,250	1,382,683
	Grupo Argos SA	402,382	1,135,326
	Grupo Aval Acciones y Valores SA, ADR	52,797	312,558
	Grupo de Inversiones Suramericana SA	279,617	1,427,399
	Grupo Energia Bogota SA ESP	599,432	416,837
	Grupo Nutresa SA	173,509	993,909
	Interconexion Electrica SA ESP	338,415	1,927,718

TOTAL COLOMBIA			11,602,195

CZECH REPUBLIC — (0.1%)
	CEZ A.S.	170,140	4,738,653
*	Komercni banka A.S.	35,977	1,089,048
	O2 Czech Republic A.S.	71,923	883,569

TOTAL CZECH REPUBLIC			6,711,270

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,066,669	3,900,075
	Commercial International Bank Egypt S.A.E., GDR	770	2,814

TOTAL EGYPT			3,902,889

GREECE — (0.3%)
*	Alpha Bank AE	1,006,149	1,595,822
*	Eurobank Ergasias Services and Holdings SA, Class A	1,750,117	1,651,901
*	FF Group	12,618	13,653
*	GEK Terna Holding Real Estate Construction SA	12,357	149,150
	Hellenic Petroleum SA	33,695	233,915
	Hellenic Telecommunications Organization SA	192,492	3,264,206
	JUMBO SA	52,517	981,114
*	LAMDA Development SA	11,344	101,991
	Motor Oil Hellas Corinth Refineries SA	48,937	753,922
	Mytilineos SA	67,475	1,253,638
*	National Bank of Greece SA	392,915	1,224,212
	OPAP SA	330,784	5,072,947
	Terna Energy SA	49,394	739,587

TOTAL GREECE			17,036,058

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,134,414	$7,836,661
*	OTP Bank Nyrt	191,909	8,627,236
	Richter Gedeon Nyrt	88,226	2,523,314

TOTAL HUNGARY			18,987,211

INDIA — (10.0%)
*	3M India, Ltd.	761	261,200
*	ABB Powar Products & System India, Ltd.	8,507	205,420
	ACC, Ltd.	91,975	2,328,509
	Adani Enterprises, Ltd.	188,431	2,909,194
*	Adani Green Energy, Ltd.	243,789	3,365,412
	Adani Ports & Special Economic Zone, Ltd.	981,634	9,606,116
*	Adani Power, Ltd.	1,288,677	1,644,155
	Adani Total Gas, Ltd.	63,181	978,601
*	Adani Transmissions, Ltd.	344,261	4,854,624
	Ambuja Cements, Ltd.	815,107	3,384,389
	Apollo Hospitals Enterprise, Ltd.	102,603	4,429,799
	Ashok Leyland, Ltd.	714,550	1,081,168
	Asian Paints, Ltd.	247,184	8,427,149
*	AU Small Finance Bank, Ltd.	14,640	197,622
	Aurobindo Pharma, Ltd.	674,208	8,901,868
*	Avenue Supermarts, Ltd.	35,843	1,372,491
*	Axis Bank, Ltd.	1,526,589	14,608,255
	Bajaj Auto, Ltd.	65,816	3,395,754
	Bajaj Finance, Ltd.	126,843	9,305,561
	Bajaj Finserv, Ltd.	22,664	3,363,752
	Bajaj Holdings & Investment, Ltd.	61,208	2,821,198
	Balkrishna Industries, Ltd.	140,951	3,346,559
*	Bank of Baroda	864,283	773,422
	Berger Paints India, Ltd.	334,701	3,176,441
	Bharat Electronics, Ltd.	1,642,154	2,915,335
	Bharat Forge, Ltd.	55,120	453,004
	Bharat Petroleum Corp., Ltd.	419,885	2,385,264
	Bharti Airtel, Ltd.	1,229,053	8,868,118
*	Biocon, Ltd.	359,735	1,840,362
	Bosch, Ltd.	3,659	668,484
	Britannia Industries, Ltd.	48,194	2,237,904
	Cadila Healthcare, Ltd.	332,483	2,560,150
	Cholamandalam Investment and Finance Co., Ltd.	687,891	5,281,902
	Cipla, Ltd.	436,183	5,353,092
	Coal India, Ltd.	821,677	1,472,226
	Colgate-Palmolive India, Ltd.	109,696	2,186,980
	Container Corp. Of India, Ltd.	170,303	1,352,359
	Dabur India, Ltd.	350,280	2,549,154
*	Dalmia Bharat, Ltd.	14,752	299,408
*	Divi’s Laboratories, Ltd.	61,792	3,377,107
	DLF, Ltd.	568,709	1,885,277
	Dr Reddy’s Laboratories, Ltd., ADR	97,129	6,703,844
	Edelweiss Financial Services, Ltd.	37,563	29,562
	Eicher Motors, Ltd.	171,177	5,582,150
	GAIL India, Ltd.	1,741,886	3,218,893
	GAIL India, Ltd., GDR	102,369	1,108,878
*	General Insurance Corp. of India	57,936	160,004
	Gillette India, Ltd.	2,013	149,178
	GlaxoSmithKline Pharmaceuticals, Ltd.	32,553	642,233
*	Godrej Consumer Products, Ltd.	373,519	3,480,823
*	Godrej Properties, Ltd.	29,696	545,654
	Grasim Industries, Ltd.	381,271	7,198,183
	Gujarat Gas, Ltd.	16,635	119,151

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Havells India, Ltd.	287,052	$3,809,670
	HCL Technologies, Ltd.	993,527	12,053,417
	HDFC Asset Management Co., Ltd.	27,290	1,020,365
*	HDFC Bank, Ltd.	2,163,503	41,123,957
*	HDFC Life Insurance Co., Ltd.	149,442	1,335,128
*	Hemisphere Properties India, Ltd.	109,030	192,257
	Hero MotoCorp, Ltd.	131,435	4,995,928
	Hindalco Industries, Ltd.	2,602,525	12,732,102
	Hindustan Petroleum Corp., Ltd.	689,862	2,180,265
	Hindustan Unilever, Ltd.	531,688	16,836,976
	Honeywell Automation India, Ltd.	1,023	597,824
	Housing Development Finance Corp., Ltd.	698,168	22,859,571
*	ICICI Bank, Ltd., Sponsored ADR	509,342	8,302,266
*	ICICI Bank, Ltd.	1,350,422	10,924,478
	ICICI Lombard General Insurance Co., Ltd.	84,828	1,620,902
*	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,746,504
*	IDFC First Bank, Ltd.	878,458	647,786
	IIFL Securities, Ltd.	120,008	84,482
	IIFL Wealth Management, Ltd.	12,873	197,680
	Indian Oil Corp., Ltd.	1,255,188	1,534,589
	Indraprastha Gas, Ltd.	285,841	1,960,085
	Indus Towers, Ltd.	749,976	2,560,061
*	IndusInd Bank, Ltd.	173,449	2,179,959
*	Info Edge India, Ltd.	30,100	1,992,926
	Infosys, Ltd., Sponsored ADR	979,927	17,717,080
	Infosys, Ltd.	1,828,393	33,087,583
*	InterGlobe Aviation, Ltd.	48,289	1,068,915
	ITC, Ltd.	2,222,643	6,063,277
	JSW Steel, Ltd.	1,684,030	16,176,368
	Jubilant Foodworks, Ltd.	119,239	4,648,874
	Kansai Nerolac Paints, Ltd.	142,647	1,062,386
*	Kotak Mahindra Bank, Ltd.	429,286	10,078,325
	Larsen & Toubro Infotech, Ltd.	77,416	4,056,168
	Larsen & Toubro, Ltd.	497,964	8,986,607
	Lupin, Ltd.	303,782	4,382,296
*	Mahindra & Mahindra Financial Services, Ltd.	824,075	1,790,270
	Mahindra & Mahindra, Ltd.	845,225	8,568,707
	Marico, Ltd.	758,665	4,196,279
	Maruti Suzuki India, Ltd.	41,576	3,607,621
	Mindtree, Ltd.	3,245	92,052
	Motherson Sumi Systems, Ltd.	2,316,563	6,707,157
	Mphasis, Ltd.	146,876	3,495,790
	MRF, Ltd.	2,053	2,228,635
	Muthoot Finance, Ltd.	211,921	3,289,313
	Nestle India, Ltd.	20,232	4,452,680
	NMDC, Ltd.	397,000	828,478
	NTPC, Ltd.	1,326,136	1,829,918
	Oil & Natural Gas Corp., Ltd.	857,514	1,246,460
	Oracle Financial Services Software, Ltd.	30,804	1,440,134
	Page Industries, Ltd.	7,882	3,149,049
	Petronet LNG, Ltd.	1,656,399	5,352,361
	PI Industries, Ltd.	14,360	485,168
	Pidilite Industries, Ltd.	97,732	2,390,328
	Piramal Enterprises, Ltd.	91,844	2,072,489
	Power Finance Corp., Ltd.	1,284,234	1,872,476
	Power Grid Corp. of India, Ltd.	1,217,059	3,615,931
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	2,031,145
*	Punjab National Bank	1,675,171	784,875
	Rajesh Exports, Ltd.	16,572	117,973

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	REC, Ltd.	1,076,568	$1,854,943
	Reliance Industries, Ltd.	1,666,579	44,806,066
	SBI Life Insurance Co., Ltd.	132,215	1,655,154
*	Shree Cement, Ltd.	10,117	3,804,579
	Shriram Transport Finance Co., Ltd.	173,639	3,133,443
	Siemens, Ltd.	42,079	1,063,731
	SRF, Ltd.	19,685	1,712,432
*	State Bank of India	680,617	3,226,810
*	State Bank of India, GDR	3,115	145,626
	Sun Pharmaceutical Industries, Ltd.	692,233	6,103,223
	Sundaram Finance Holdings, Ltd.	27,690	27,518
	Tata Communications, Ltd.	81,426	1,209,760
	Tata Consultancy Services, Ltd.	744,744	30,521,235
	Tata Consumer Products, Ltd.	521,576	4,703,000
*	Tata Motors, Ltd.	2,605,638	10,215,947
	Tata Steel, Ltd.	514,853	7,103,279
	Tech Mahindra, Ltd.	686,552	8,869,878
	Titan Co., Ltd.	230,712	4,632,078
	Torrent Pharmaceuticals, Ltd.	86,130	2,908,409
	UltraTech Cement, Ltd.	62,731	5,286,499
	United Breweries, Ltd.	26,681	437,079
*	United Spirits, Ltd.	341,384	2,383,135
	UPL, Ltd.	1,301,255	10,623,618
	Varun Beverages, Ltd.	13,519	174,085
	Whirlpool of India, Ltd.	27,842	832,171
	Wipro, Ltd.	1,745,940	11,541,262

TOTAL INDIA			664,800,644

INDONESIA — (1.4%)
	Ace Hardware Indonesia Tbk PT	3,968,900	406,477
	Adaro Energy Tbk PT	19,216,300	1,652,317
	Aneka Tambang Tbk	10,414,300	1,786,800
	Astra International Tbk PT	17,504,210	6,652,212
*	Bank Brisyariah Tbk PT	880,300	138,806
	Bank Central Asia Tbk PT	5,656,500	12,522,133
	Bank Danamon Indonesia Tbk PT	3,931,479	706,650
*	Bank Jago Tbk PT	256,700	180,320
	Bank Mandiri Persero Tbk PT	10,365,234	4,413,110
	Bank Negara Indonesia Persero Tbk PT	5,599,422	2,203,810
	Bank Rakyat Indonesia Persero Tbk PT	33,990,900	9,511,842
*	Barito Pacific Tbk PT	30,830,700	2,131,412
	Bayan Resources Tbk PT	40,100	40,366
	Charoen Pokphand Indonesia Tbk PT	6,253,300	3,048,757
*	Elang Mahkota Teknologi Tbk PT	1,405,500	217,814
*	Gudang Garam Tbk PT	1,058,400	2,642,754
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,160,600	3,242,798
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,182,963
	Indofood CBP Sukses Makmur Tbk PT	2,659,100	1,600,750
	Indofood Sukses Makmur Tbk PT	9,450,900	4,262,788
	Jasa Marga Persero Tbk PT	1,101,813	316,122
	Kalbe Farma Tbk PT	26,362,200	2,627,569
	Mayora Indah Tbk PT	8,706,025	1,482,315
*	Merdeka Copper Gold Tbk PT	4,024,500	727,958
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	791,286
	Perusahaan Gas Negara Tbk PT	9,214,200	779,047
	Sarana Menara Nusantara Tbk PT	38,313,400	3,021,978
	Semen Indonesia Persero Tbk PT	3,108,800	2,240,278
*	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	304,620
	Telkom Indonesia Persero Tbk PT	30,674,300	6,777,323

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	12,640	$278,838
	Tower Bersama Infrastructure Tbk PT	12,992,000	2,504,764
	Transcoal Pacific Tbk PT	179,600	89,770
	Unilever Indonesia Tbk PT	6,371,200	2,644,518
	United Tractors Tbk PT	4,243,896	6,211,326
*	Vale Indonesia Tbk PT	2,831,000	900,559

TOTAL INDONESIA			90,243,150

MALAYSIA — (1.5%)
	AMMB Holdings Bhd	1,936,759	1,407,440
	Axiata Group Bhd	2,767,832	2,613,463
	Batu Kawan Bhd	105,400	476,008
	BIMB Holdings Bhd	1,229,655	1,163,679
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	686,265
	CIMB Group Holdings Bhd	2,843,208	2,870,352
	Dialog Group Bhd	2,536,018	1,879,947
#	DiGi.Com Bhd	2,462,220	2,517,734
	Fraser & Neave Holdings Bhd	226,900	1,659,360
*	Gamuda Bhd	1,996,246	1,719,218
#	Genting Bhd	1,834,600	2,228,089
	Genting Malaysia Bhd	2,624,800	1,843,699
#	Genting Plantations Bhd	281,300	598,855
#	HAP Seng Consolidated Bhd	912,700	1,788,506
#	Hartalega Holdings Bhd	1,326,500	3,323,553
#	Heineken Malaysia Bhd	121,200	762,562
	Hong Leong Bank Bhd	279,366	1,214,337
	Hong Leong Financial Group Bhd	499,083	2,018,827
	IHH Healthcare Bhd	628,900	825,460
	Inari Amertron Bhd	3,580,200	3,004,463
	IOI Corp. Bhd	1,439,405	1,436,584
	IOI Properties Group Bhd	1,456,529	486,554
#	Kossan Rubber Industries	1,160,000	1,254,339
	Kuala Lumpur Kepong Bhd	267,846	1,437,677
	Malayan Banking Bhd	2,722,262	5,467,451
	Malaysia Airports Holdings Bhd	1,463,341	2,137,122
	Malaysian Pacific Industries Bhd	4,800	45,375
#	Maxis Bhd	2,077,100	2,331,734
	MISC Bhd	656,798	1,086,095
	Nestle Malaysia Bhd	45,500	1,506,717
	Petronas Chemicals Group Bhd	1,277,000	2,554,066
	Petronas Dagangan Bhd	326,000	1,602,221
	Petronas Gas Bhd	494,400	1,898,150
	PPB Group Bhd	722,380	3,260,929
	Press Metal Aluminium Holdings Bhd	2,056,400	2,608,493
#	Public Bank Bhd	13,647,770	13,817,358
	QL Resources Bhd	1,660,885	2,452,869
	RHB Bank Bhd	2,064,005	2,622,733
	Sime Darby Bhd	6,056,261	3,340,070
#	Sime Darby Plantation Bhd	1,147,161	1,270,628
	Sunway Bhd	1,780,782	703,769
	Supermax Corp. Bhd	798,200	1,171,597
#	Telekom Malaysia Bhd	713,264	993,619
	Tenaga Nasional Bhd	1,393,250	3,385,486
	TIME dotCom Bhd	105,600	357,669
#	Top Glove Corp. Bhd	3,681,900	5,067,906
	United Plantations Bhd	46,800	162,141
	Westports Holdings Bhd	1,532,900	1,607,820
	Yinson Holdings Bhd	207,900	264,711

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	YTL Corp. Bhd	9,271,412	$1,616,633

TOTAL MALAYSIA			102,550,333

MEXICO — (2.0%)
	Alfa S.A.B. de C.V., Class A	8,597,258	5,992,658
#	America Movil S.A.B. de C.V.	23,862,904	16,715,931
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,525,705
	Arca Continental S.A.B. de C.V.	356,254	1,916,776
	Becle S.A.B. de C.V.	363,775	872,938
*	Cemex S.A.B. de C.V.	12,192,898	9,630,566
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	12,435	584,072
	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,950,989
*	Controladora Nemak SAB de CV.	6,812,504	934,924
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	89,602	377,570
#	Fomento Economico Mexicano S.A.B. de C.V.	619,078	4,805,136
#	Gruma S.A.B. de C.V., Class B	343,018	3,735,996
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	338,148	3,480,970
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	8,201	1,394,990
#	Grupo Bimbo S.A.B. de C.V., Class A	2,319,866	4,631,257
# *	Grupo Carso S.A.B. de C.V.	707,397	2,014,948
#	Grupo Elektra S.A.B. de C.V.	87,220	6,536,312
	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,704,550	9,678,498
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	2,535,083	2,365,260
#	Grupo Mexico S.A.B. de C.V., Class B	3,254,975	14,763,642
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
*	Grupo Televisa S.A.B., Sponsored ADR	158,178	1,958,244
# *	Grupo Televisa S.A.B.	3,517,671	8,764,222
# *	Industrias Penoles S.A.B. de C.V.	216,120	2,776,369
*	Infraestructura Energetica Nova S.A.B. de C.V.	382,144	1,641,236
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,094,592	3,630,406
#	Orbia Advance Corp. S.A.B. de C.V.	2,743,529	7,673,809
*	Organizacion Soriana S.A.B. de C.V., Class B	763,830	673,823
#	Wal-Mart de Mexico S.A.B. de C.V.	3,301,153	10,825,670

TOTAL MEXICO			131,852,917

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	51,490	81,869
	Cementos Pacasmayo SAA, ADR	15,158	108,685
*	Cia de Minas Buenaventura SAA, ADR	97,880	951,394
	Credicorp, Ltd.	47,243	5,640,814

TOTAL PERU			6,782,762

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	1,117,170	823,709
	Aboitiz Power Corp.	1,440,600	688,002
	Alliance Global Group, Inc.	557,700	121,116
	Ayala Corp.	125,402	1,927,981
	Ayala Land, Inc.	4,035,318	2,692,181
	Bank of the Philippine Islands.	1,230,042	2,114,428
	BDO Unibank, Inc.	1,553,962	3,323,407
	Emperador, Inc.	1,979,300	407,077
	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	30,570	1,162,491
	GT Capital Holdings, Inc.	21,686	236,009
	International Container Terminal Services, Inc.	1,011,460	2,728,769
	JG Summit Holdings, Inc.	3,123,489	3,418,972
	Jollibee Foods Corp.	422,920	1,545,356
	LT Group, Inc.	3,066,500	854,265

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Manila Electric Co.	142,650	$807,222
	Megaworld Corp.	2,465,000	160,938
	Metro Pacific Investments Corp.	6,116,700	513,913
	Metropolitan Bank & Trust Co.	2,015,918	1,839,965
#	PLDT, Inc., Sponsored ADR	71,199	1,865,414
	PLDT, Inc.	116,550	3,076,439
	Puregold Price Club, Inc.	353,300	273,595
	Robinsons Land Corp.	1,727,582	586,900
	Robinsons Retail Holdings, Inc.	139,300	151,997
	San Miguel Corp.	1,400,030	3,340,385
	San Miguel Food and Beverage, Inc.	48,780	67,512
	SM Investments Corp.	112,003	2,235,070
	SM Prime Holdings, Inc.	7,050,210	5,038,960
	Universal Robina Corp.	719,440	2,045,134

TOTAL PHILIPPINES			44,047,207

POLAND — (0.7%)
*	AmRest Holdings SE	27,910	232,014
	Asseco Poland SA	13,849	256,953
*	Bank Handlowy w Warszawie SA	4,313	46,157
*	Bank Polska Kasa Opieki SA	97,436	2,055,519
	Budimex SA	186	14,558
# *	CD Projekt SA	46,198	2,114,971
	Cyfrowy Polsat SA	272,683	2,119,914
*	Dino Polska SA	42,342	2,747,106
	Grupa Lotos SA	108,146	1,360,278
*	ING Bank Slaski SA	27,871	1,275,192
*	KGHM Polska Miedz SA	135,974	6,959,027
*	LPP SA	1,603	4,142,908
*	mBank SA	16,025	991,234
*	Orange Polska SA	883,632	1,586,963
*	PGE Polska Grupa Energetyczna SA	1,242,034	3,304,803
	Polski Koncern Naftowy Orlen SA	341,638	6,002,024
#	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,924,556
*	Powszechna Kasa Oszczednosci Bank Polski SA	363,814	3,382,489
*	Powszechny Zaklad Ubezpieczen SA	313,544	2,698,227
*	Santander Bank Polska SA	26,327	1,557,370

TOTAL POLAND			44,772,263

QATAR — (0.4%)
	Commercial Bank PSQC (The)	446,117	661,010
	Industries Qatar QSC	425,435	1,569,841
	Masraf Al Rayan QSC	1,681,242	2,063,021
	Mesaieed Petrochemical Holding Co.	1,564,453	827,456
	Ooredoo QPSC	908,305	1,766,993
	Qatar Electricity & Water Co QSC	321,549	1,518,695
	Qatar Fuel QSC	256,119	1,276,675
	Qatar Gas Transport Co., Ltd.	2,860,231	2,475,328
	Qatar International Islamic Bank QSC	39,004	99,004
	Qatar Islamic Bank SAQ	834,749	3,987,456
	Qatar National Bank QPSC	2,372,992	11,650,569

TOTAL QATAR			27,896,048

RUSSIA — (1.1%)
	Gazprom PJSC, Sponsored ADR	982,159	5,955,556
	Gazprom PJSC, Sponsored ADR	41,112	250,372
	Lukoil PJSC, Sponsored ADR	128,002	9,796,927
	Magnitogorsk Iron & Steel Works PJSC, GDR	185,332	2,095,163

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*	Mail.Ru Group, Ltd., GDR	26,729	$596,057
	MMC Norilsk Nickel PJSC, ADR	1,184	40,445
	MMC Norilsk Nickel PJSC, ADR	384,564	13,040,767
	Mobile TeleSystems PJSC, Sponsored ADR	364,233	3,085,054
	Novatek PJSC, GDR	7,446	1,340,908
	Novolipetsk Steel PJSC, GDR	44,257	1,554,763
	Novolipetsk Steel PJSC, GDR	113	3,971
	PhosAgro PJSC, GDR	83,207	1,528,597
	PhosAgro PJSC, GDR	2,148	39,459
	Polyus PJSC, GDR	18,709	1,733,389
	Polyus PJSC, GDR	1,468	135,989
	Rosneft Oil Co. PJSC, GDR	1,571	10,862
	Rosneft Oil Co. PJSC, GDR	295,226	2,036,479
	Rostelecom PJSC, Sponsored ADR	9,232	75,287
	Rostelecom PJSC, Sponsored ADR	78,867	651,134
	RusHydro PJSC, ADR	6,421	6,935
	RusHydro PJSC, ADR	843,247	892,805
	Sberbank of Russia PJSC, Sponsored ADR	998,144	15,714,007
	Severstal PAO, GDR	67,765	1,594,883
	Severstal PAO, GDR	110	2,589
	Tatneft PJSC, Sponsored ADR	88,661	3,560,764
	Tatneft PJSC, Sponsored ADR	132	5,320
*	VEON, Ltd., ADR	40,163	72,293
	VTB Bank PJSC, GDR	1,358,280	1,800,422
	VTB Bank PJSC, GDR	793,839	1,052,631
	X5 Retail Group NV, GDR	81,764	2,510,155

TOTAL RUSSIA			71,183,983

SAUDI ARABIA — (2.7%)
	Abdullah Al Othaim Markets Co.	53,471	1,918,217
	Advanced Petrochemical Co.	190,048	4,103,267
	Al Rajhi Bank	838,186	22,068,792
	Alinma Bank	1,318,973	6,964,532
	Almarai Co. JSC	317,281	4,545,287
	Arab National Bank	323,424	1,959,356
	Arabian Centres Co., Ltd.	120,619	797,273
	Bank AlBilad	416,984	4,158,124
	Bank Al-Jazira	588,047	2,989,794
	Banque Saudi Fransi	340,703	3,540,118
*	Bupa Arabia for Cooperative Insurance Co.	100,891	3,104,665
*	Co. for Cooperative Insurance (The)	35,675	737,450
*	Dar Al Arkan Real Estate Development Co.	84,873	233,336
*	Etihad Etisalat Co.	1,003,769	8,262,783
	Jarir Marketing Co.	80,981	4,294,623
*	Mobile Telecommunications Co. Saudi Arabia	1,029,814	4,149,494
	Mouwasat Medical Services Co.	66,392	3,132,947
	National Commercial Bank	1,437,747	21,768,879
	National Petrochemical Co.	133,983	1,727,871
*	Rabigh Refining & Petrochemical Co.	263,321	1,433,776
	Riyad Bank	750,560	5,330,911
	SABIC Agri-Nutrients Co.	140,944	3,938,507
	Sahara International Petrochemical Co.	805,902	5,827,553
*	Saudi Arabian Mining Co.	429,782	6,541,352
	Saudi Basic Industries Corp.	385,171	12,694,098
	Saudi British Bank (The)	581,734	4,762,266
	Saudi Electricity Co.	444,399	3,076,911
	Saudi Industrial Investment Group	225,033	2,121,689
	Saudi Investment Bank (The)	123,454	616,255
*	Saudi Kayan Petrochemical Co.	1,117,238	5,404,786

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Telecom Co.	439,273	$14,852,846
	Savola Group (The)	345,798	3,675,722
	Southern Province Cement Co.	61,323	1,379,530
	Yanbu National Petrochemical Co.	216,448	4,202,529

TOTAL SAUDI ARABIA			176,315,539

SOUTH AFRICA — (4.1%)
*	Absa Group, Ltd.	991,396	8,359,056
	African Rainbow Minerals, Ltd.	8,689	162,194
	Anglo American Platinum, Ltd.	40,658	5,552,284
	AngloGold Ashanti, Ltd., Sponsored ADR	536,140	11,033,761
*	Aspen Pharmacare Holdings, Ltd.	668,788	7,442,603
*	Bid Corp., Ltd.	370,728	7,306,901
	Bidvest Group, Ltd. (The)	481,793	5,563,519
*	Capitec Bank Holdings, Ltd.	47,341	4,847,142
	Clicks Group, Ltd.	373,659	6,231,132
	Discovery, Ltd.	653,990	5,938,228
#	Exxaro Resources, Ltd.	434,468	4,557,045
	FirstRand, Ltd.	3,320,895	11,681,563
	Gold Fields, Ltd., Sponsored ADR	1,722,463	16,156,703
	Impala Platinum Holdings, Ltd.	996,296	18,616,825
	Investec, Ltd.	235,992	897,250
	Kumba Iron Ore, Ltd.	49,876	2,260,239
	Mr. Price Group, Ltd.	333,862	4,176,576
*	MTN Group, Ltd.	3,916,077	24,775,887
	MultiChoice Group, Ltd.	684,536	5,891,115
	Naspers, Ltd., Class N	124,805	28,403,120
	Nedbank Group, Ltd.	660,111	6,725,689
	NEPI Rockcastle P.L.C.	331,326	2,231,080
	Ninety One, Ltd.	298,265	990,080
*	Northam Platinum, Ltd.	369,188	6,348,780
#	Old Mutual, Ltd.	7,858,201	6,840,136
*	Pepkor Holdings, Ltd.	189,137	210,007
	PSG Group, Ltd.	289,732	1,495,661
	Sanlam, Ltd.	1,916,935	7,400,800
# *	Sasol, Ltd., Sponsored ADR	742,393	12,405,387
#	Shoprite Holdings, Ltd.	782,838	7,801,551
	Sibanye Stillwater, Ltd.	2,688,752	12,509,144
	Sibanye Stillwater, Ltd., ADR	214,816	4,006,318
	Standard Bank Group, Ltd.	1,384,966	11,263,526
*	Steinhoff International Holdings NV	927,952	139,987
	Tiger Brands, Ltd.	171,831	2,308,667
	Vodacom Group, Ltd.	621,167	5,385,184
*	Woolworths Holdings, Ltd.	1,514,334	5,137,413

TOTAL SOUTH AFRICA			273,052,553

SOUTH KOREA — (13.9%)
*	Alteogen, Inc.	14,587	1,054,979
	Amorepacific Corp.	17,695	4,289,358
	AMOREPACIFIC Group.	19,744	1,302,679
	BGF retail Co., Ltd.	12,966	1,779,799
	BNK Financial Group, Inc.	103,423	712,521
	Bukwang Pharmaceutical Co., Ltd.	22,787	442,129
*	Celltrion Pharm, Inc.	5,475	651,383
# *	Celltrion, Inc.	68,995	16,423,755
	Cheil Worldwide, Inc.	121,186	2,386,576
	CJ CheilJedang Corp.	15,250	5,412,941
	CJ Corp.	30,178	2,583,420

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ ENM Co., Ltd.	18,787	$2,423,924
*	CJ Logistics Corp.	11,638	1,789,785
	Com2uSCorp.	2,949	389,499
	Coway Co., Ltd.	59,427	3,561,073
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	2,362,546
	DB HiTek Co., Ltd.	9,251	456,853
	DB Insurance Co., Ltd.	133,456	5,863,806
*	DL E&C Co., Ltd.	28,811	3,425,368
	DL Holdings Co., Ltd.	22,980	1,947,177
	Dongsuh Cos., Inc.	14,830	418,110
*	Doosan Bobcat, Inc.	55,047	2,250,986
*	Doosan Fuel Cell Co., Ltd.	31,751	1,279,447
*	Doosan Heavy Industries & Construction Co., Ltd.	476,835	5,941,180
*	Doosan Infracore Co., Ltd.	339,079	3,284,454
	Douzone Bizon Co., Ltd.	17,241	1,302,766
	E-MART, Inc.	19,906	2,991,838
	Fila Holdings Corp.	55,474	2,266,922
*	Genexine, Inc.	7,064	643,572
	Green Cross Corp.	3,210	974,362
	GS Engineering & Construction Corp.	105,570	4,175,365
	GS Holdings Corp.	93,969	3,623,252
#	GS Retail Co., Ltd.	78,136	2,507,672
	Hana Financial Group, Inc.	408,047	16,725,594
*	Hanjin Kal Corp.	5,439	270,962
	Hankook Tire & Technology Co., Ltd.	136,588	5,893,657
	Hanmi Pharm Co., Ltd.	3,504	1,062,182
#	Hanmi Science Co., Ltd.	7,465	462,641
	Hanon Systems	157,208	2,290,076
	Hanssem Co., Ltd.	8,117	814,119
	Hanwha Aerospace Co., Ltd.	50,714	1,751,689
	Hanwha Corp.	19,679	542,100
*	Hanwha Solutions Corp.	140,276	5,757,548
*	Helixmith Co., Ltd.	9,329	260,277
	Hite Jinro Co., Ltd.	39,010	1,219,151
# *	HLB, Inc.	63,504	1,889,794
# *	HMM Co., Ltd.	141,234	4,956,705
#	Hotel Shilla Co., Ltd.	12,932	1,001,682
*	Hugel, Inc.	2,373	393,009
	Hyosung Corp.	5,168	460,688
	Hyundai Department Store Co., Ltd.	6,109	508,017
	Hyundai Elevator Co., Ltd.	26,047	1,059,311
	Hyundai Engineering & Construction Co., Ltd.	80,716	3,646,605
	Hyundai Glovis Co., Ltd.	28,655	4,928,362
	Hyundai Heavy Industries Holdings Co., Ltd.	50,599	3,192,887
	Hyundai Marine & Fire Insurance Co., Ltd.	206,280	4,503,490
	Hyundai Mobis Co., Ltd.	50,306	12,175,454
	Hyundai Motor Co.	59,619	11,336,661
*	Hyundai Rotem Co., Ltd.	25,822	466,729
	Hyundai Steel Co.	90,533	4,500,247
	Iljin Materials Co., Ltd.	12,480	771,026
	Industrial Bank of Korea	240,969	2,097,307
	Kakao Corp.	67,270	6,849,885
*	Kangwon Land, Inc.	67,450	1,527,440
	KB Financial Group, Inc.	317,381	15,624,199
	KB Financial Group, Inc., ADR	31,200	1,526,304
	KCC Corp.	1,556	436,562
	KCC Glass Corp.	1,840	98,204
	Kia Corp.	117,669	8,161,801
#	KIWOOM Securities Co., Ltd.	26,929	3,188,544

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	KMW Co., Ltd.	22,899	$1,178,025
	Korea Aerospace Industries, Ltd.	37,044	1,083,173
	Korea Electric Power Corp., Sponsored ADR	76,175	805,931
	Korea Electric Power Corp.	92,178	1,956,245
*	Korea Gas Corp.	24,489	767,258
	Korea Investment Holdings Co., Ltd.	76,917	7,721,543
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	38,647	5,306,060
	Korea Zinc Co., Ltd.	11,816	4,726,593
*	Korean Air Lines Co., Ltd.	452,437	10,890,828
	KT Corp., Sponsored ADR	82,100	1,034,460
	KT&G Corp.	97,034	7,180,508
	Kumho Petrochemical Co., Ltd.	20,008	4,650,529
#	LEENO Industrial, Inc.	10,832	1,578,894
	LG Chem, Ltd.	19,752	16,488,719
	LG Corp.	73,116	8,314,985
# *	LG Display Co., Ltd., ADR	376,225	4,055,705
*	LG Display Co., Ltd.	283,143	6,148,903
	LG Electronics, Inc.	221,804	31,161,709
	LG Household & Health Care, Ltd.	7,501	10,359,840
	LG Innotek Co., Ltd.	28,259	5,070,983
	LG Uplus Corp.	528,937	6,266,435
	Lotte Chemical Corp.	12,952	3,516,146
#	Lotte Corp.	29,812	978,384
	LOTTE Fine Chemical Co., Ltd.	4,613	280,500
	Lotte Shopping Co., Ltd.	11,885	1,321,040
	LS Corp.	6,759	442,504
	LS Electric Co., Ltd.	22,156	1,129,616
	Macquarie Korea Infrastructure Fund	288,928	3,129,077
*	Mando Corp.	34,851	1,819,640
	Medy-Tox, Inc.	1,262	197,694
	Meritz Fire & Marine Insurance Co., Ltd.	183,278	3,285,313
	Meritz Securities Co., Ltd.	519,143	2,250,827
	Mirae Asset Securities Co., Ltd.	456,777	4,092,137
	NAVER Corp.	50,322	16,204,789
	NCSoft Corp.	10,480	7,795,834
	Netmarble Corp.	4,549	527,146
	NH Investment & Securities Co., Ltd.	146,022	1,681,442
	NongShim Co., Ltd.	2,415	617,984
*	OCI Co., Ltd.	7,694	857,196
	Orion Corp.	8,589	902,247
#	Ottogi Corp.	1,318	657,044
	Pan Ocean Co., Ltd.	328,861	2,158,355
# *	Pearl Abyss Corp.	47,000	2,374,691
	POSCO, Sponsored ADR	15,912	1,295,396
	POSCO	60,144	19,655,939
	POSCO Chemical Co., Ltd.	3,816	507,285
	Posco International Corp.	84,360	1,585,686
	S-1 Corp.	27,240	1,994,448
*	Samsung Biologics Co., Ltd.	4,034	2,899,277
	Samsung C&T Corp.	56,446	6,869,197
	Samsung Card Co., Ltd.	26,138	829,090
	Samsung Electro-Mechanics Co., Ltd.	66,506	10,628,349
	Samsung Electronics Co., Ltd., GDR	1,612	2,937,175
	Samsung Electronics Co., Ltd.	4,203,443	306,369,956
*	Samsung Engineering Co., Ltd.	275,085	4,266,808
	Samsung Fire & Marine Insurance Co., Ltd.	43,350	7,701,427
*	Samsung Heavy Industries Co., Ltd.	485,111	3,255,617
	Samsung Life Insurance Co., Ltd.	55,168	4,040,097
	Samsung SDI Co., Ltd.	13,931	8,131,247

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDS Co., Ltd.	22,002	$3,608,212
	Samsung Securities Co., Ltd.	67,148	2,565,852
#	Seegene, Inc.	22,066	1,852,703
	Shinhan Financial Group Co., Ltd.	364,150	13,085,923
	Shinhan Financial Group Co., Ltd., ADR	53,025	1,895,113
	Shinsegae, Inc.	10,962	2,989,262
	SK Holdings Co., Ltd.	27,319	6,751,645
	SK Hynix, Inc.	475,556	54,252,034
*	SK Innovation Co., Ltd.	31,836	7,700,298
#	SK Materials Co., Ltd.	6,982	2,103,746
	SK Networks Co., Ltd.	263,376	1,250,884
	SK Telecom Co., Ltd.	14,801	4,031,408
	SKC Co., Ltd.	22,835	2,765,343
*	S-Oil Corp.	27,884	2,165,650
	Solus Advanced Materials Co., Ltd.	28,141	1,269,885
	Soulbrain Co., Ltd.	4,534	1,441,526
	Ssangyong Cement Industrial Co., Ltd.	135,922	946,695
	WONIK IPS Co., Ltd.	25,087	1,137,756
	Woori Financial Group, Inc.	574,021	5,517,397
	Youngone Corp.	6,063	238,496
	Yuhan Corp.	33,564	1,935,158

TOTAL SOUTH KOREA			918,709,318

TAIWAN — (15.8%)
	Accton Technology Corp.	589,000	6,669,294
#	Acer, Inc.	3,172,811	3,877,790
	Advantech Co., Ltd.	336,190	4,253,763
	Airtac International Group	58,518	2,442,317
	Alchip Technologies, Ltd.	71,000	1,253,109
#	AP Memory Technology Corp.	10,000	275,925
	ASE Technology Holding Co., Ltd., ADR	27,294	226,815
	ASE Technology Holding Co., Ltd.	2,783,782	11,632,692
#	Asia Cement Corp.	4,148,758	7,379,936
#	ASMedia Technology, Inc.	35,000	1,455,013
	ASPEED Technology, Inc.	16,000	1,194,321
	Asustek Computer, Inc.	674,180	9,029,723
# *	AU Optronics Corp.	9,503,873	11,125,728
	Catcher Technology Co., Ltd.	1,138,429	8,033,595
	Cathay Financial Holding Co., Ltd.	4,002,340	7,471,706
	Chailease Holding Co., Ltd.	1,429,811	10,303,307
	Chang Hwa Commercial Bank, Ltd.	7,840,469	5,014,293
	Cheng Shin Rubber Industry Co., Ltd.	2,962,965	5,714,673
#	Chicony Electronics Co., Ltd.	1,002,497	3,018,344
*	China Airlines, Ltd.	8,817,536	6,682,317
	China Development Financial Holding Corp.	15,465,121	7,204,035
	China Life Insurance Co., Ltd.	654,188	619,492
	China Steel Corp.	12,260,932	17,159,290
	Chipbond Technology Corp.	1,103,000	3,043,725
#	Chroma ATE, Inc.	549,000	3,793,750
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	142,121	5,805,643
	Chunghwa Telecom Co., Ltd.	808,000	3,293,671
#	Compal Electronics, Inc.	4,887,541	4,356,225
	CTBC Financial Holding Co., Ltd.	23,096,175	18,796,627
	Delta Electronics, Inc.	1,291,486	13,835,581
	E Ink Holdings, Inc.	271,000	639,768
	E.Sun Financial Holding Co., Ltd.	14,949,049	14,406,068
#	Eclat Textile Co., Ltd.	252,402	4,832,809
	eMemory Technology, Inc.	57,000	2,078,229
	Eternal Materials Co., Ltd.	808,591	1,322,325

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eva Airways Corp.	4,321,758	$2,909,376
*	Evergreen Marine Corp. Taiwan, Ltd.	4,400,222	12,379,281
	Far Eastern International Bank	424,000	168,994
	Far Eastern New Century Corp.	3,222,085	3,821,454
	Far EasTone Telecommunications Co., Ltd.	1,998,000	4,652,446
	Feng TAY Enterprise Co., Ltd.	408,559	3,024,138
	First Financial Holding Co., Ltd.	9,843,935	8,051,101
	Formosa Chemicals & Fibre Corp.	1,597,518	5,179,162
#	Formosa Petrochemical Corp.	497,000	1,836,941
	Formosa Plastics Corp.	1,469,153	5,553,915
#	Formosa Sumco Technology Corp.	115,000	787,441
#	Formosa Taffeta Co., Ltd.	604,000	714,351
#	Foxconn Technology Co., Ltd.	1,025,627	2,519,043
#	Fubon Financial Holding Co., Ltd.	3,764,233	8,625,483
	General Interface Solution Holding, Ltd.	39,000	171,982
#	Genius Electronic Optical Co., Ltd.	130,695	2,554,286
	Giant Manufacturing Co., Ltd.	435,506	5,530,420
#	Gigabyte Technology Co., Ltd.	345,000	1,509,035
	Global Unichip Corp.	8,000	113,981
#	Globalwafers Co., Ltd.	305,000	9,347,946
#	Highwealth Construction Corp.	571,841	924,662
	Hiwin Technologies Corp.	395,974	5,974,056
	Hon Hai Precision Industry Co., Ltd.	5,816,322	23,911,166
	Hotai Motor Co., Ltd.	288,000	6,197,189
	Hua Nan Financial Holdings Co., Ltd.	8,889,004	6,037,785
	Innolux Corp.	10,481,241	11,189,684
#	International Games System Co., Ltd.	19,000	523,574
	Inventec Corp.	4,304,550	4,176,570
	ITEQ Corp.	142,455	747,351
	King’s Town Bank Co., Ltd.	329,000	508,338
#	Largan Precision Co., Ltd.	93,860	10,383,561
	Lien Hwa Industrial Holdings Corp.	217,824	383,429
#	Lite-On Technology Corp.	3,476,410	7,878,289
#	Macronix International Co., Ltd.	3,117,074	5,061,132
	MediaTek, Inc.	642,995	26,955,997
	Mega Financial Holding Co., Ltd.	11,387,369	13,290,822
#	Merida Industry Co., Ltd.	270,287	3,215,316
	Micro-Star International Co., Ltd.	1,129,000	7,394,992
	momo.com, Inc.	33,000	1,207,540
	Nan Ya Plastics Corp.	2,424,599	7,619,242
	Nan Ya Printed Circuit Board Corp.	197,000	2,230,086
	Nanya Technology Corp.	1,496,010	4,844,526
	Nien Made Enterprise Co., Ltd.	327,000	5,274,644
	Novatek Microelectronics Corp.	393,000	8,670,658
# *	Oneness Biotech Co., Ltd.	205,000	1,717,224
	Parade Technologies, Ltd.	76,000	3,726,508
#	Pegatron Corp.	2,840,345	7,437,857
	Phison Electronics Corp.	142,000	3,039,337
	Pou Chen Corp.	2,723,487	3,458,279
#	Powertech Technology, Inc.	1,563,819	6,199,640
	Poya International Co., Ltd.	55,275	1,203,831
#	President Chain Store Corp.	657,831	6,358,011
	Qisda Corp.	2,157,000	2,798,284
	Quanta Computer, Inc.	3,319,000	11,616,502
#	Radiant Opto-Electronics Corp.	717,000	3,285,336
#	Realtek Semiconductor Corp.	307,950	5,809,448
	Ruentex Development Co., Ltd.	1,025,345	1,944,452
	Ruentex Industries, Ltd.	97,109	295,116
	Shanghai Commercial & Savings Bank, Ltd. (The)	995,000	1,542,363

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Kong Financial Holding Co., Ltd.	13,708,761	$4,941,173
	Silergy Corp.	32,000	3,288,975
	Simplo Technology Co., Ltd.	294,000	3,914,812
	Sinbon Electronics Co., Ltd.	157,000	1,454,619
	Sino Horizon Holdings, Ltd.	15,000	17,627
	Sino-American Silicon Products, Inc.	1,360,000	9,456,449
	SinoPac Financial Holdings Co., Ltd.	13,065,623	6,199,681
	Standard Foods Corp.	713,418	1,449,430
	Synnex Technology International Corp.	1,640,343	3,257,766
#	TA Chen Stainless Pipe	1,710,308	2,918,719
	Taichung Commercial Bank Co., Ltd.	1,571,898	671,904
	Taishin Financial Holding Co., Ltd.	14,278,808	7,198,312
	Taiwan Business Bank	6,251,685	2,279,132
	Taiwan Cement Corp.	7,136,034	13,281,100
	Taiwan Cooperative Financial Holding Co., Ltd.	9,489,127	7,256,569
#	Taiwan FamilyMart Co., Ltd.	48,000	456,665
	Taiwan Fertilizer Co., Ltd.	234,000	509,808
# *	Taiwan Glass Industry Corp.	638,374	770,676
	Taiwan High Speed Rail Corp.	1,713,000	1,925,285
	Taiwan Mobile Co., Ltd.	2,126,300	7,606,305
	Taiwan Secom Co., Ltd.	357,670	1,220,802
#	Taiwan Semiconductor Manufacturing Co., Ltd.	15,883,808	334,506,752
# *	Tatung Co., Ltd.	2,191,000	2,110,903
#	Teco Electric and Machinery Co., Ltd.	2,293,000	2,855,594
	Tripod Technology Corp.	680,870	3,381,591
	Unimicron Technology Corp.	1,923,000	7,853,264
	Uni-President Enterprises Corp.	5,022,033	13,451,296
	United Microelectronics Corp.	7,824,000	15,605,040
	Vanguard International Semiconductor Corp.	944,000	3,993,661
#	Voltronic Power Technology Corp.	104,224	4,737,003
	Walsin Lihwa Corp.	3,019,000	3,284,248
	Walsin Technology Corp.	507,000	4,353,212
	Wan Hai Lines, Ltd.	881,800	2,978,651
#	Win Semiconductors Corp.	355,034	4,631,293
	Winbond Electronics Corp.	4,548,407	5,745,522
	Wintek Corp.	604,760	7,428
	Wistron Corp.	5,426,699	6,318,969
	Wiwynn Corp.	100,000	3,252,368
	WPG Holdings, Ltd.	2,842,039	5,226,918
#	Yageo Corp.	324,682	6,253,308
*	Yang Ming Marine Transport Corp.	1,979,000	5,588,842
	Yuanta Financial Holding Co., Ltd.	12,422,398	11,522,132
*	Yulon Motor Co., Ltd.	19,000	30,860
#	Zhen Ding Technology Holding, Ltd.	971,700	3,667,822

TOTAL TAIWAN			1,044,157,958

THAILAND — (1.8%)
	Advanced Info Service PCL	956,600	5,253,428
	Airports of Thailand PCL	1,666,500	3,318,282
*	Asset World Corp. PCL	3,178,100	485,837
	B Grimm Power PCL	755,900	1,037,807
	Bangkok Bank PCL	207,800	810,845
	Bangkok Bank PCL	239,500	934,540
	Bangkok Dusit Medical Services PCL, Class F	8,065,600	5,620,988
	Bangkok Expressway & Metro PCL	8,962,899	2,302,792
	Banpu PCL	678,450	268,003
	Banpu Power PCL	310,400	180,433
	Berli Jucker PCL	1,772,400	2,020,721
	BTS Group Holdings PCL	4,826,800	1,402,892

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bumrungrad Hospital PCL	663,200	$2,854,076
	Carabao Group PCL, Class F	277,900	1,004,055
	Central Pattana PCL	1,466,800	2,461,351
	Central Retail Corp. PCL	1,133,750	1,274,388
	Charoen Pokphand Foods PCL	4,694,100	4,371,864
	Com7 PCL, Class F	190,500	451,204
*	CP ALL PCL	4,982,800	10,001,606
	Delta Electronics Thailand PCL	152,400	1,732,625
	Electricity Generating PCL	238,300	1,350,781
	Energy Absolute PCL	1,166,000	2,284,255
	Global Power Synergy PCL, Class F	398,000	929,892
	Gulf Energy Development PCL	230,800	255,724
	Home Product Center PCL	5,122,113	2,319,447
	Indorama Ventures PCL	1,637,300	2,523,979
	Intouch Holdings PCL	281,586	576,511
	Intouch Holdings PCL, Class F	625,800	1,281,245
	IRPC PCL	12,803,900	1,702,389
	Kasikornbank PCL	759,900	3,245,819
	Kasikornbank PCL	82,200	348,467
	Krung Thai Bank PCL	2,520,887	914,846
	Krungthai Card PCL	647,900	1,586,588
	Land & Houses PCL	8,198,500	2,277,544
	Land & Houses PCL	1,091,740	303,285
*	Minor International PCL	1,410,483	1,358,956
	Muangthai Capital PCL	954,200	1,961,262
	Osotspa PCL	748,300	859,148
	PTT Exploration & Production PCL	1,512,655	5,781,002
	PTT Global Chemical PCL	1,952,772	4,248,906
	PTT PCL	7,652,500	9,830,590
	Ratch Group PCL	616,200	999,377
	Siam Cement PCL (The)	370,900	5,503,197
	Siam Cement PCL (The)	105,800	1,569,799
	Siam Commercial Bank PCL (The)	327,166	1,103,249
	Siam Global House PCL	2,241,739	1,612,684
	Srisawad Corp. PCL	1,321,472	3,533,121
	Thai Oil PCL	1,262,300	2,401,968
	Thai Union Group PCL, Class F	6,225,040	3,018,807
	Tisco Financial Group PCL	419,200	1,245,315
	TMB Bank PCL	28,529,567	1,072,006
	TOA Paint Thailand PCL	943,300	1,045,166
	Total Access Communication PCL	1,066,300	1,121,520
	Total Access Communication PCL	563,300	592,471
	True Corp. PCL	35,598,931	3,749,964
	TTW PCL	878,000	327,091

TOTAL THAILAND			122,624,108

TURKEY — (0.4%)
#	Akbank T.A.S	2,426,556	1,433,375
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	706,343
	Arcelik A.S.	197,804	821,267
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	425,662	771,773
	BIM Birlesik Magazalar A.S.	365,995	2,869,028
	Coca-Cola Icecek A.S.	140,102	1,331,535
	Enerjisa Enerji A.S.	280,258	347,618
	Enka Insaat ve Sanayi A.S.	724,135	687,458
	Eregli Demir ve Celik Fabrikalari TAS	482,167	1,106,662
	Ford Otomotiv Sanayi A.S.	57,714	1,226,599
# *	Gubre Fabrikalari TAS	34,802	255,824
	KOC Holding A.S.	319,003	707,390

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Koza Altin Isletmeleri A.S.	67,645	$918,708
*	Petkim Petrokimya Holding A.S.	1,165,006	943,335
*	Sasa Polyester Sanayi A.S.	246,343	1,062,429
	Tofas Turk Otomobil Fabrikasi A.S.	237,719	858,181
*	Turk Hava Yollari AO	1,371,501	2,024,772
	Turk Telekomunikasyon A.S.	536,022	412,067
#	Turkcell Iletisim Hizmetleri A.S.	1,084,914	1,941,900
#	Turkiye Garanti Bankasi A.S.	2,188,576	1,907,684
*	Turkiye Halk Bankasi A.S.	513,467	266,461
#	Turkiye Is Bankasi A.S., Class C	1,290,470	762,091
*	Turkiye Petrol Rafinerileri A.S.	52,681	558,501
	Turkiye Sise ve Cam Fabrikalari A.S.	758,983	688,451
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	567,333
#	Yapi ve Kredi Bankasi A.S.	3,249,838	823,226

TOTAL TURKEY			26,000,011

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	1,097,933	1,870,030
	Abu Dhabi Islamic Bank PJSC	1,014,777	1,330,204
	Aldar Properties PJSC	4,328,195	4,124,770
	Dubai Islamic Bank PJSC	2,653,281	3,209,864
*	Emaar Malls PJSC	2,601,914	1,297,055
	Emaar Properties PJSC	3,256,866	3,288,087
	Emirates NBD Bank PJSC	1,089,054	3,689,771
	Emirates Telecommunications Group Co. PJSC	1,018,732	5,873,586
	First Abu Dhabi Bank PJSC	1,143,842	4,426,869
*	International Holdings Co. PJSC	24,261	599,072

TOTAL UNITED ARAB EMIRATES			29,709,308

TOTAL COMMON STOCKS			6,457,653,103

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	100,600	735,788
	Banco Bradesco SA	1,842,669	8,090,437
*	Braskem SA, Class A	88,139	851,851
	Centrais Eletricas Brasileiras SA, Class B	86,846	591,225
	Cia de Transmissao de Energia Eletrica Paulista	122,300	607,892
	Cia Energetica de Minas Gerais	672,327	1,712,982
	Cia Paranaense de Energia	869,990	1,002,594
	Gerdau SA	817,916	5,002,010
	Itau Unibanco Holding SA	1,662,100	8,423,636
	Lojas Americanas SA	316,919	1,217,023
	Petroleo Brasileiro SA	2,827,248	12,293,627

TOTAL BRAZIL			40,529,065

CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	1,027,656

COLOMBIA — (0.0%)
	Banco Davivienda SA	91,720	716,252
	Grupo Argos SA	41,546	96,357
	Grupo Aval Acciones y Valores SA	3,126,389	920,431
	Grupo de Inversiones Suramericana SA	91,530	413,108

TOTAL COLOMBIA			2,146,148

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	738	$29,792

TOTAL PREFERRED STOCKS		43,732,661

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
* Sundaram Finance Holdings, Ltd. Rights 06/02/21	12,997	4,158

TOTAL INVESTMENT SECURITIES (Cost $ 3,443,891,448)		6,501,389,922

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ § The DFA Short Term Investment Fund	10,023,659	115,973,733

TOTAL INVESTMENTS — (100.0%) (Cost $ 3,559,852,231)		$6,617,363,655

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/18/21	$43,556,400	$43,439,500	$(116,900)
S&P 500® Emini Index	160	06/18/21	33,414,557	33,395,200	(19,357)

Total Futures Contracts			$76,970,957	$76,834,700	$(136,257)

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$1,243,246	—	$1,243,246
Brazil	$251,169,392	—	—	251,169,392
Chile	35,859,027	—	—	35,859,027
China	470,106,697	1,866,337,016	—	2,336,443,713
Colombia	11,602,195	—	—	11,602,195
Czech Republic	—	6,711,270	—	6,711,270
Egypt	2,814	3,900,075	—	3,902,889
Greece	—	17,036,058	—	17,036,058
Hungary	—	18,987,211	—	18,987,211
India	32,868,816	631,931,828	—	664,800,644

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Indonesia	$278,838	$89,964,312	—	$90,243,150
Malaysia	—	102,550,333	—	102,550,333
Mexico	131,852,917	—	—	131,852,917
Peru	6,782,762	—	—	6,782,762
Philippines	1,865,414	42,181,793	—	44,047,207
Poland	—	44,772,263	—	44,772,263
Qatar	—	27,896,048	—	27,896,048
Russia	9,484,819	61,699,164	—	71,183,983
Saudi Arabia	—	176,315,539	—	176,315,539
South Africa	43,602,169	229,450,384	—	273,052,553
South Korea	10,612,909	908,096,409	—	918,709,318
Taiwan	6,032,458	1,038,125,500	—	1,044,157,958
Thailand	122,624,108	—	—	122,624,108
Turkey	—	26,000,011	—	26,000,011
United Arab Emirates	—	29,709,308	—	29,709,308
Preferred Stocks
Brazil	40,529,065	—	—	40,529,065
Chile	1,027,656	—	—	1,027,656
Colombia	2,146,148	—	—	2,146,148
South Korea	—	29,792	—	29,792
Rights/Warrants
India	4,158	—	—	4,158
Securities Lending Collateral	—	115,973,733	—	115,973,733
Futures Contracts**	(136,257)	—	—	(136,257)

TOTAL	$1,178,316,105	$5,438,911,293	—	$6,617,227,398

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (13.8%)
	Activision Blizzard, Inc.	496,359	$45,262,977
*	AMC Networks, Inc., Class A	6,800	341,904
	AT&T, Inc.	6,810,545	213,919,218
	ATN International, Inc.	684	31,177
*	Cars.com, Inc.	39,542	522,350
# *	Charter Communications, Inc., Class A	339,394	228,564,889
	Comcast Corp., Class A	5,581,653	313,409,816
*	Consolidated Communications Holdings, Inc.	10,700	77,040
*	Discovery, Inc., Class C	136,284	4,403,336
*	DISH Network Corp., Class A	83,975	3,761,240
	Entravision Communications Corp., Class A	38,094	146,662
	EW Scripps Co. (The), Class A	81,265	1,756,949
	Fox Corp., Class A	211,170	7,901,981
	Fox Corp., Class B	104,154	3,789,123
*	Gannett Co., Inc.	53,152	241,310
	Gray Television, Inc.	54,374	1,104,880
*	Hemisphere Media Group, Inc.	18,877	230,677
*	IAC/InterActiveCorp.	23,037	5,839,188
*	IMAX Corp.	18,300	377,346
	Interpublic Group of Cos., Inc. (The)	30,820	978,535
*	Iridium Communications, Inc.	51,500	1,956,485
	John Wiley & Sons, Inc., Class A	23,898	1,360,752
*	Liberty Broadband Corp.	2,882	464,434
*	Liberty Broadband Corp., Class A	24,095	3,799,059
*	Liberty Broadband Corp., Class C	139,025	22,622,148
*	Liberty Latin America, Ltd., Class A	4,700	65,260
*	Liberty Latin America, Ltd., Class C	4,641	64,742
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	213,088
*	Liberty Media Corp.-Liberty Braves, Class B	762	26,365
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	467,989
*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	705,921
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	2,084,558
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,355,548
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,653	217,947
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	9,408,971
*	Lions Gate Entertainment Corp., Class B	1	13
	Lumen Technologies, Inc.	539,862	6,926,429
*	Madison Square Garden Entertainment Corp.	9,852	892,690
# *	Marcus Corp. (The)	7,499	149,680
# *	Match Group, Inc.	49,723	7,738,390
# *	Meredith Corp.	44,176	1,373,874
# *	MSG Networks, Inc., Class A	29,558	469,085
	News Corp., Class A	402,247	10,536,860
	News Corp., Class B	99,903	2,428,642
	Nexstar Media Group, Inc., Class A	51,781	7,633,037
*	ORBCOMM, Inc.	45,543	521,923
*	Reading International, Inc., Class A	8,800	52,624
	Saga Communications, Inc., Class A	8,693	195,853
	Scholastic Corp.	21,511	652,429
	Spok Holdings, Inc.	9,322	95,737
	TEGNA, Inc.	184,139	3,693,828
	Telephone and Data Systems, Inc.	90,571	2,081,322
*	T-Mobile US, Inc.	282,437	37,318,401
*	Tribune Publishing Co.	900	15,696

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TripAdvisor, Inc.	13,750	$648,038
*	United States Cellular Corp.	12,191	416,079
#	ViacomCBS, Inc., Class A	14,300	646,360
	ViacomCBS, Inc., Class B	3,600	147,672
*	Vonage Holdings Corp	85,934	1,164,406
*	Walt Disney Co. (The)	616,398	114,662,356
*	Zillow Group, Inc., Class A	26,110	3,481,768
# *	Zillow Group, Inc., Class C	64,720	8,421,366
*	Zynga, Inc., Class A	640,800	6,933,456

TOTAL COMMUNICATION SERVICES			1,099,771,879

CONSUMER DISCRETIONARY — (7.4%)
# *	1-800-Flowers.com, Inc., Class A	44,330	1,417,452
	Aaron’s Co., Inc. (The)	29,215	902,451
	Acushnet Holdings Corp.	2,067	87,455
*	Adtalem Global Education, Inc.	59,964	2,057,365
	Advance Auto Parts, Inc.	20,070	4,017,211
*	American Axle & Manufacturing Holdings, Inc.	91,765	851,579
#	American Eagle Outfitters, Inc.	173,750	6,006,538
*	American Outdoor Brands, Inc.	16,076	415,565
	Aramark	136,783	5,316,755
*	Asbury Automotive Group, Inc.	6,182	1,227,807
*	Autoliv, Inc.	53,413	5,376,553
*	AutoNation, Inc.	58,352	5,979,913
*	Barnes & Noble Education, Inc.	20,210	159,861
	Bassett Furniture Industries, Inc.	2,900	99,470
*	Beazer Homes USA, Inc.	4,326	96,513
	Best Buy Co., Inc.	15,363	1,786,256
	Big 5 Sporting Goods Corp.	10,801	197,874
*	Biglari Holdings, Inc., Class B	8	1,064
*	BJ’s Restaurants, Inc.	20,458	1,247,733
# *	Boot Barn Holdings, Inc.	32,500	2,292,550
	BorgWarner, Inc.	203,984	9,909,543
	Brunswick Corp.	63,040	6,753,475
*	Build-A-Bear Workshop, Inc.	25,874	208,027
	Caleres, Inc.	53,097	1,237,691
	Callaway Golf Co.	108,543	3,142,320
	Canterbury Park Holding Corp.	2,755	37,248
*	Capri Holdings, Ltd.	129,788	7,148,723
*	Carnival Corp.	139,546	3,901,706
	Carriage Services, Inc.	20,916	777,657
*	Carrols Restaurant Group, Inc.	35,900	211,451
*	Cavco Industries, Inc.	7,600	1,591,668
*	Century Communities, Inc.	14,709	1,087,583
	Chico’s FAS, Inc.	32,500	97,500
*	Chuy’s Holdings, Inc.	12,152	593,747
	Citi Trends, Inc.	5,815	608,249
	Columbia Sportswear Co.	1,785	194,583
*	Conn’s, Inc.	25,450	515,108
»	Contra Zagg, Inc.	30,497	2,745
	Cooper Tire & Rubber Co.	55,558	3,166,250
	Core-Mark Holding Co., Inc.	96,236	4,095,804
	Culp, Inc.	10,036	142,009
	Dana, Inc.	112,665	2,850,425
*	Deckers Outdoor Corp.	9,229	3,121,248
*	Delta Apparel, Inc.	7,532	256,163
#	Dick’s Sporting Goods, Inc.	83,076	6,860,416
	Dillard’s, Inc., Class A	75,900	7,507,269
*	Dorman Products, Inc.	9,311	923,465

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	DR Horton, Inc.	225,681	$22,182,185
	Educational Development Corp.	3,358	59,705
*	El Pollo Loco Holdings, Inc.	4,415	74,790
	Escalade, Inc.	277	6,100
	Ethan Allen Interiors, Inc.	23,817	683,786
	Expedia Group, Inc.	1	176
	Extended Stay America, Inc.	90,395	1,797,957
*	Fiesta Restaurant Group, Inc.	10,900	160,666
*	Flanigan’s Enterprises, Inc.	865	21,257
	Flexsteel Industries, Inc.	2,068	90,020
	Foot Locker, Inc.	102,986	6,074,114
*	Ford Motor Co.	2,868,969	33,107,902
*	Fossil Group, Inc.	600	7,740
	General Motors Co.	1,095,598	62,690,118
*	Genesco, Inc.	6,456	322,800
	Gentex Corp.	145,810	5,129,596
*	Gentherm, Inc.	37,081	2,640,167
*	G-III Apparel Group, Ltd.	31,225	1,014,500
*	Goodyear Tire & Rubber Co. (The)	267,257	4,599,493
	Graham Holdings Co., Class B	5,780	3,673,826
*	Green Brick Partners, Inc.	2,594	66,951
	Group 1 Automotive, Inc.	57,936	9,510,774
	Guess?, Inc.	59,800	1,616,992
	Hamilton Beach Brands Holding Co., Class A	10,413	203,054
	Harley-Davidson, Inc.	3,372	163,104
	Haverty Furniture Cos., Inc.	33,479	1,555,769
# *	Helen of Troy, Ltd.	61,653	13,021,730
*	Hibbett Sports, Inc.	20,800	1,652,560
	Hooker Furniture Corp.	14,814	555,673
*	Hyatt Hotels Corp., Class A	14,601	1,202,100
#	International Game Technology P.L.C.	7,100	122,262
*	J Alexander’s Holdings, Inc.	2,666	27,380
	Johnson Outdoors, Inc., Class A	15,588	2,210,534
	KB Home	30,800	1,485,484
	Kohl’s Corp.	144,069	8,451,088
*	Lakeland Industries, Inc.	9,887	278,912
	La-Z-Boy, Inc.	56,332	2,504,521
	LCI Industries	10,111	1,481,262
	Lear Corp.	51,273	9,426,028
	Lennar Corp., Class A	224,100	23,216,760
	Lennar Corp., Class B	12,506	1,007,608
	Lifetime Brands, Inc.	16,431	238,250
	Lithia Motors, Inc., Class A	34,933	13,427,547
*	LKQ Corp.	208,413	9,734,971
*	M/I Homes, Inc.	37,930	2,644,480
	Macy’s, Inc.	62,400	1,034,592
*	MarineMax, Inc.	29,164	1,656,515
*	Marriott Vacations Worldwide Corp.	11,331	2,012,726
»	Media General, Inc.	25,196	2,363
*	Meritage Homes Corp.	28,156	2,995,517
	MGM Resorts International	227,871	9,278,907
*	Modine Manufacturing Co.	14,650	238,502
*	Mohawk Industries, Inc.	98,740	20,291,070
*	Monarch Casino & Resort, Inc.	1,103	83,177
	Monro, Inc.	3,100	218,829
*	Motorcar Parts of America, Inc.	17,638	380,981
	Movado Group, Inc.	21,998	690,077
	Murphy USA, Inc.	34,678	4,834,113
	Newell Brands, Inc.	126,940	3,422,302

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Norwegian Cruise Line Holdings, Ltd.	80,215	$2,490,676
*	ODP Corp. (The)	54,901	2,219,647
	Oxford Industries, Inc.	11,400	1,040,022
	Patrick Industries, Inc.	13,200	1,182,720
	Penske Automotive Group, Inc.	43,845	3,844,768
*	Perdoceo Education Corp.	78,974	920,837
	PulteGroup, Inc.	275,833	16,307,247
	PVH Corp.	31,964	3,617,686
	Qurate Retail, Inc., Class A	620,725	7,386,627
	Ralph Lauren Corp.	13,658	1,820,475
	RCI Hospitality Holdings, Inc.	12,026	875,613
*	Red Robin Gourmet Burgers, Inc.	17,849	648,990
	Rocky Brands, Inc.	8,729	459,582
#	Royal Caribbean Cruises, Ltd.	322,500	28,041,375
	Shoe Carnival, Inc.	32,650	1,957,368
*	Skechers U.S.A., Inc., Class A	146,140	7,086,329
#	Smith & Wesson Brands, Inc.	64,307	1,118,942
	Sonic Automotive, Inc., Class A	22,800	1,124,952
*	Sportsman’s Warehouse Holdings, Inc.	21,200	372,272
*	Stamps.com, Inc.	15,800	3,244,846
	Standard Motor Products, Inc.	37,342	1,599,358
	Steven Madden, Ltd.	35,225	1,432,601
*	Stoneridge, Inc.	25,661	853,228
	Strategic Education, Inc.	123	9,232
	Strattec Security Corp.	5,224	229,334
*	Stride, Inc.	3,100	88,753
	Superior Group of Cos, Inc.	17,956	452,850
	Target Corp.	259,962	53,879,724
	Thor Industries, Inc.	38,190	5,407,322
*	Tilly’s, Inc., Class A	18,598	224,292
	Toll Brothers, Inc.	126,380	7,924,026
*	TopBuild Corp.	35,100	7,805,538
*	Unifi, Inc.	41,401	1,119,069
*	Universal Electronics, Inc.	15,506	881,516
*	Urban Outfitters, Inc.	31,400	1,127,260
	Whirlpool Corp.	50,924	12,040,980
	Winnebago Industries, Inc.	27,135	2,169,443
	Wyndham Hotels & Resorts, Inc.	1	73
*	Zumiez, Inc.	2,800	120,316

TOTAL CONSUMER DISCRETIONARY			586,888,290

CONSUMER STAPLES — (6.4%)
	Alico, Inc.	960	28,771
	Andersons, Inc. (The)	30,460	874,811
	Archer-Daniels-Midland Co.	750,362	47,370,353
	Bunge, Ltd.	114,694	9,682,467
	Cal-Maine Foods, Inc.	1,523	56,899
	Casey’s General Stores, Inc.	26,905	5,978,022
# *	Central Garden & Pet Co.	25,184	1,363,462
*	Central Garden & Pet Co., Class A	48,121	2,370,922
	Conagra Brands, Inc.	144,700	5,366,923
*	Coty, Inc., Class A	71,506	715,775
*	Darling Ingredients, Inc.	173,938	12,079,994
	Flowers Foods, Inc.	44,317	1,061,835
#	Fresh Del Monte Produce, Inc.	39,437	1,112,123
# *	Hain Celestial Group, Inc. (The)	87,292	3,579,845
	Ingles Markets, Inc., Class A	11,437	700,974
	Ingredion, Inc.	62,317	5,821,031
#	JM Smucker Co. (The)	108,204	14,173,642

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B. Sanfilippo & Son, Inc.	10,428	$916,621
	Kroger Co. (The)	285,863	10,445,434
*	Landec Corp.	37,056	419,474
	Limoneira Co.	6,194	111,864
	Molson Coors Beverage Co., Class B	133,800	7,352,310
	Molson Coors Brewing Co., Class A	1,288	77,737
	Mondelez International, Inc., Class A	2,081,099	126,551,630
	Natural Grocers by Vitamin Cottage, Inc.	1,000	15,720
	Nature’s Sunshine Products, Inc.	1,029	21,413
	Nu Skin Enterprises, Inc., Class A	3,097	163,707
	Oil-Dri Corp. of America	5,047	176,292
*	Performance Food Group Co.	50,855	2,985,189
*	Pilgrim’s Pride Corp.	7,900	189,284
*	Post Holdings, Inc.	72,415	8,239,379
	PriceSmart, Inc.	4,262	358,178
	Sanderson Farms, Inc.	22,700	3,734,831
	Seaboard Corp.	1,781	6,372,400
*	Seneca Foods Corp., Class A	6,301	290,224
*	Seneca Foods Corp., Class B	300	13,953
*	Simply Good Foods Co. (The)	8,033	277,540
	SpartanNash Co.	33,983	658,251
	Spectrum Brands Holdings, Inc.	6,675	588,335
	Tyson Foods, Inc., Class A	405,030	31,369,574
*	United Natural Foods, Inc.	2,700	99,522
	Universal Corp.	22,290	1,253,367
*	US Foods Holding Corp.	208,373	8,639,145
	Village Super Market, Inc., Class A	1,900	46,322
	Walgreens Boots Alliance, Inc.	549,524	29,179,724
	Walmart, Inc.	1,115,621	156,086,534
	Weis Markets, Inc.	11,602	601,564

TOTAL CONSUMER STAPLES			509,573,367

ENERGY — (5.8%)
	Adams Resources & Energy, Inc.	6,004	159,106
#	Arch Resources, Inc.	11,506	510,981
	Archrock, Inc.	69,200	646,328
*	Bonanza Creek Energy, Inc.	6,200	205,158
*	Bristow Group, Inc.	3,352	88,694
	Chevron Corp.	1,111,148	114,526,024
*	CNX Resources Corp.	154,203	2,069,404
	ConocoPhillips	1,439,649	73,623,650
*	CONSOL Energy, Inc.	3,800	33,364
# *	Dawson Geophysical Co.	21,211	48,785
	Delek US Holdings, Inc.	52,256	1,240,035
	Devon Energy Corp.	87,794	2,052,624
	DMC Global, Inc.	372	20,088
*	Dorian LPG, Ltd.	7,304	97,070
*	Earthstone Energy, Inc., Class A	8,400	58,968
	Evolution Petroleum Corp.	17,727	58,676
*	Exterran Corp.	22,548	73,957
	Exxon Mobil Corp.	647,538	37,065,075
*	Green Plains, Inc.	21,234	632,773
	Halliburton Co.	666,057	13,028,075
	Helmerich & Payne, Inc.	62,000	1,589,060
	Hess Corp.	146,488	10,914,821
	HollyFrontier Corp.	39,410	1,379,350
	International Seaways, Inc.	12	212
	Kinder Morgan, Inc.	416,091	7,094,352
	Kosmos Energy, Ltd.	26,900	76,934

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	467,019	$5,258,634
	Marathon Petroleum Corp.	1,004,662	55,909,440
	Murphy Oil Corp.	28,000	474,040
	Nabors Industries, Ltd.	640	51,744
	NACCO Industries, Inc., Class A	6,832	158,024
*	Natural Gas Services Group, Inc.	10,028	90,252
*	Newpark Resources, Inc.	73,721	209,368
*	NexTier Oilfield Solutions, Inc.	1,400	5,026
	Patterson-UTI Energy, Inc.	1,400	9,464
*	PDC Energy, Inc.	21,789	795,516
	Phillips 66	723,574	58,544,372
	Pioneer Natural Resources Co.	122,117	18,785,258
*	ProPetro Holding Corp.	5,764	55,507
*	REX American Resources Corp.	4,050	326,957
*	SEACOR Marine Holdings, Inc.	12,678	58,446
	SFL Corp., Ltd.	12,481	96,853
*	SilverBow Resources, Inc.	3,019	29,315
	SM Energy Co.	13,000	205,400
# *	Southwestern Energy Co.	377,255	1,610,879
	Targa Resources Corp.	26,979	935,902
	Valero Energy Corp.	605,899	44,812,290
	Williams Cos., Inc. (The)	352,897	8,596,571
	World Fuel Services Corp.	28,812	891,155

TOTAL ENERGY			465,203,977

FINANCIALS — (21.5%)
	1st Constitution Bancorp	692	13,273
	1st Source Corp.	45,305	2,156,065
	Affiliated Managers Group, Inc.	31,797	5,124,723
	Aflac, Inc.	337,222	18,118,938
*	Alleghany Corp.	3,115	2,114,992
	Allstate Corp. (The)	157,339	19,950,585
	American Equity Investment Life Holding Co.	89,529	2,773,608
	American Financial Group, Inc.	156,083	19,176,357
	American International Group, Inc.	169,239	8,199,630
	American National Group, Inc.	22,561	2,557,289
	Ameris Bancorp	6,370	344,553
	AmeriServ Financial, Inc.	30,968	130,066
*	Arch Capital Group, Ltd.	9,282	368,588
	Argo Group International Holdings, Ltd.	59,381	3,098,501
	Associated Banc-Corp.	34,231	749,317
	Assurant, Inc.	65,820	10,241,592
	Assured Guaranty, Ltd.	122,989	6,253,991
	Atlantic Union Bankshares Corp.	68,946	2,666,142
*	Atlanticus Holdings Corp.	12,567	392,844
	Banc of California, Inc.	4,100	73,390
*	Bancorp, Inc. (The)	14,759	327,724
	BancorpSouth Bank	52,027	1,539,479
	Bank of America Corp.	5,929,137	240,307,923
	Bank of New York Mellon Corp. (The)	491,755	24,528,739
	Bank OZK	18,531	759,586
	BankFinancial Corp.	16,687	173,879
	BankUnited, Inc.	42,709	1,990,666
	Banner Corp.	34,593	1,966,266
	Bar Harbor Bankshares	2,733	78,328
	BCB Bancorp, Inc.	1,059	14,582
*	Berkshire Hathaway, Inc., Class B	269,313	74,047,609
	Berkshire Hills Bancorp, Inc.	18,119	402,061
*	Blucora, Inc.	57,127	822,343

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BOK Financial Corp.	26,900	$2,365,586
	Boston Private Financial Holdings, Inc.	14,600	214,912
	Brookline Bancorp, Inc.	90,600	1,458,660
	Capital City Bank Group, Inc.	14,283	360,931
	Capital One Financial Corp.	333,920	49,780,794
	Cathay General Bancorp	85,940	3,478,851
*	CCUR Holdings, Inc.	3	23,325
	Century Bancorp, Inc., Class A	295	33,704
	Chemung Financial Corp.	300	12,750
	Chubb, Ltd.	64,312	11,035,296
	Cincinnati Financial Corp.	12,284	1,384,161
	CIT Group, Inc.	60,259	3,211,202
	Citigroup, Inc.	1,441,183	102,669,877
	Citizens Community Bancorp, Inc.	10,355	134,615
	Citizens Financial Group, Inc.	2,265	104,824
	CME Group, Inc.	14,330	2,894,517
	CNA Financial Corp.	51,474	2,415,675
	CNO Financial Group, Inc.	301,264	7,691,270
	Codorus Valley Bancorp, Inc.	165	3,036
	Columbia Banking System, Inc.	69,936	3,044,314
	Comerica, Inc.	47,590	3,576,864
	Community Bankers Trust Corp.	5,917	49,584
#	Community Financial Corp. (The)	408	14,737
	Community Trust Bancorp, Inc.	18,195	810,769
	Community West Bancshares	400	4,948
	ConnectOne Bancorp, Inc.	38,800	1,053,420
*	Consumer Portfolio Services, Inc.	26,500	115,275
#	Cowen, Inc., Class A	3,989	157,526
	Cullen/Frost Bankers, Inc.	500	60,030
*	Customers Bancorp, Inc.	2,290	79,051
	Donegal Group, Inc., Class A	12,386	191,116
*	Donnelley Financial Solutions, Inc.	6,900	210,864
	Eagle Bancorp Montana, Inc.	1,000	23,390
	East West Bancorp, Inc.	87,046	6,628,553
	Employers Holdings, Inc.	27,567	1,115,912
*	Equity Bancshares, Inc., Class A	2,393	70,019
	ESSA Bancorp, Inc.	8,217	127,528
	Evans Bancorp, Inc.	1,681	62,130
	Everest Re Group, Ltd.	34,913	9,669,155
	FB Financial Corp.	5,150	216,094
	FBL Financial Group, Inc., Class A	24,660	1,397,975
	Federal Agricultural Mortgage Corp., Class A	177	15,289
	Federal Agricultural Mortgage Corp., Class C	9,500	977,170
	FedNat Holding Co.	13,665	69,555
	Fifth Third Bancorp	380,432	15,422,713
	Financial Institutions, Inc.	296	9,451
	First American Financial Corp.	71,961	4,641,485
	First BanCorp	149,954	1,884,922
	First BanCorp	16,138	684,251
	First Busey Corp.	27,120	677,458
	First Business Financial Services, Inc.	964	25,507
	First Citizens BancShares, Inc., Class A	8,627	7,483,577
	First Commonwealth Financial Corp.	81,147	1,175,820
	First Financial Bancorp	65,406	1,603,101
	First Financial Corp.	1,147	50,743
	First Financial Northwest, Inc.	25,371	345,299
	First Hawaiian, Inc.	67,992	1,867,060
	First Horizon Corp.	185,460	3,392,063
	First Internet Bancorp	5,329	183,051

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	7,320	$343,820
	First Merchants Corp.	40,115	1,853,714
	First Midwest Bancorp, Inc.	64,235	1,347,008
	First United Corp.	1,266	21,421
	Flagstar Bancorp, Inc.	9,232	429,657
	FNB Corp.	80,914	1,042,981
	Fulton Financial Corp.	140,780	2,400,299
	Global Indemnity Group LLC, Class A	8,282	238,190
	Goldman Sachs Group, Inc. (The)	198,993	69,339,111
	Great Southern Bancorp, Inc.	1,616	91,159
	Great Western Bancorp, Inc.	1,323	43,725
	Guaranty Federal Bancshares, Inc.	1,684	40,584
*	Hallmark Financial Services, Inc.	16,734	66,434
	Hanmi Financial Corp.	3,221	65,386
	Hanover Insurance Group, Inc. (The)	88,829	12,285,939
	Hartford Financial Services Group, Inc. (The)	245,844	16,215,870
	Heartland Financial USA, Inc.	465	23,376
	Hilltop Holdings, Inc.	26,171	921,219
*	HMN Financial, Inc.	3,456	70,088
	Home Bancorp, Inc.	719	27,279
	Home BancShares, Inc.	49,545	1,378,837
	HomeStreet, Inc.	2,200	89,848
	Hope Bancorp, Inc.	95,411	1,432,119
	Horace Mann Educators Corp.	58,206	2,334,061
	Huntington Bancshares, Inc.	707,863	10,844,461
	Independence Holding Co.	500	22,000
	Independent Bank Corp.	339	27,764
	Independent Bank Group, Inc.	40,199	3,035,427
	International Bancshares Corp.	23,718	1,123,996
	Investors Bancorp, Inc.	81,912	1,199,192
	Investors Title Co.	1,069	188,604
	Janus Henderson Group P.L.C.	11,721	403,085
	JPMorgan Chase & Co.	2,223,994	342,072,517
	Kemper Corp.	40,117	3,131,533
	KeyCorp	526,210	11,450,330
	Lakeland Bancorp, Inc.	55,240	1,001,501
	Landmark Bancorp, Inc.	2,765	66,498
	Lincoln National Corp.	22,300	1,430,099
	Loews Corp.	243,798	13,591,739
	M&T Bank Corp.	35,300	5,566,457
	Mackinac Financial Corp.	6,893	149,578
	Marlin Business Services Corp.	13,787	310,897
*	MBIA, Inc.	82,267	824,315
	Mercantile Bank Corp.	4,422	142,742
	Meridian Bancorp, Inc.	1,000	22,110
	Meridian Corp.	511	13,490
	MetLife, Inc.	318,167	20,244,966
	MGIC Investment Corp.	340,167	5,184,145
	Middlefield Banc Corp.	452	10,116
	MidWestOne Financial Group, Inc.	346	10,920
	Morgan Stanley	1,127,557	93,079,830
	MVB Financial Corp.	716	28,840
	National Western Life Group, Inc., Class A	900	206,370
	Navient Corp.	61,729	1,038,899
	Nelnet, Inc., Class A	16,900	1,254,487
	New York Community Bancorp, Inc.	143,245	1,713,210
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	37,214
	Northrim BanCorp, Inc.	5,734	244,555

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northwest Bancshares, Inc.	109,427	$1,536,355
	OceanFirst Financial Corp.	5,466	124,953
	OFG Bancorp	34,148	808,966
	Old National Bancorp	66,704	1,260,706
	Old Republic International Corp.	171,727	4,227,919
	OneMain Holdings, Inc.	68,655	3,904,410
	Oppenheimer Holdings, Inc., Class A	3,097	158,473
*	Pacific Mercantile Bancorp.	4,866	42,188
	Pacific Premier Bancorp, Inc.	3,466	152,608
	PacWest Bancorp	88,630	3,847,428
	Parke Bancorp, Inc.	660	13,939
	Peoples Bancorp of North Carolina, Inc.	275	6,427
	Peoples Bancorp, Inc.	15,923	532,306
	People’s United Financial, Inc.	77,200	1,399,636
	Pinnacle Financial Partners, Inc.	13,681	1,199,003
	PNC Financial Services Group, Inc. (The)	158,525	29,636,249
	Popular, Inc.	56,536	4,181,403
*	PRA Group, Inc.	3,923	147,819
	Premier Financial Bancorp, Inc.	9,004	170,536
	Premier Financial Corp.	21,760	687,398
	Primis Financial Corp.	193	2,770
	Principal Financial Group, Inc.	218,754	13,971,818
	PROG Holdings, Inc.	58,430	2,976,424
	Prosperity Bancshares, Inc.	39,489	2,896,913
	Protective Insurance Corp., Class A	300	6,891
	Protective Insurance Corp., Class B	5,098	117,254
	Provident Financial Holdings, Inc.	4,144	67,381
	Provident Financial Services, Inc.	64,659	1,524,013
	Prudential Bancorp, Inc.	1,222	16,925
	Prudential Financial, Inc.	220,446	22,123,961
	Radian Group, Inc.	167,314	4,122,617
	Regions Financial Corp.	1,302,555	28,395,699
	Reinsurance Group of America, Inc.	153,566	20,044,970
	Renasant Corp.	44,538	1,876,386
	Riverview Bancorp, Inc.	1,682	11,589
	Safety Insurance Group, Inc.	24,000	1,968,720
	Salisbury Bancorp, Inc.	300	13,941
	Sandy Spring Bancorp, Inc.	10,325	468,342
	Santander Consumer USA Holdings, Inc.	48,660	1,651,520
	SB Financial Group, Inc.	1,128	20,146
*	Select Bancorp, Inc.	2,728	32,163
	Selective Insurance Group, Inc.	45,200	3,441,528
	Severn Bancorp, Inc.	1,399	16,564
	Signature Bank	26,062	6,554,854
	Simmons First National Corp., Class A	52,445	1,494,683
	South State Corp.	7,796	657,359
	State Auto Financial Corp.	15,100	285,088
	State Street Corp.	60,004	5,037,336
	Sterling Bancorp	110,271	2,771,110
	Stewart Information Services Corp.	21,171	1,241,679
	Stifel Financial Corp.	110,400	7,638,576
	Synchrony Financial	544,549	23,818,573
	Synovus Financial Corp.	113,409	5,314,346
	TCF Financial Corp.	154,714	7,042,581
	Territorial Bancorp, Inc.	823	20,698
*	Texas Capital Bancshares, Inc.	22,592	1,550,489
	Timberland Bancorp, Inc.	3,971	111,744
	Tiptree, Inc.	37,071	371,081
	Towne Bank	10,057	311,566

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc. (The)	168,250	$26,021,545
	TriCo Bancshares	854	39,523
	Truist Financial Corp.	345,238	20,476,066
	Trustmark Corp.	53,239	1,725,476
	UMB Financial Corp.	6,961	675,426
	Umpqua Holdings Corp.	52,732	982,924
	United Bankshares, Inc.	22,529	884,714
	United Community Banks, Inc.	9,172	300,108
	United Fire Group, Inc.	17,415	526,978
	Unity Bancorp, Inc.	3,592	79,204
	Universal Insurance Holdings, Inc.	900	12,555
	Univest Financial Corp.	2,256	63,010
	Unum Group	454,906	12,855,644
	Valley National Bancorp	45,155	621,784
	Virtus Investment Partners, Inc.	3,700	1,011,802
#	Voya Financial, Inc.	24,457	1,658,674
	Washington Federal, Inc.	97,887	3,186,222
	Waterstone Financial, Inc.	8,526	167,962
	Webster Financial Corp.	22,479	1,189,364
	Wells Fargo & Co.	1,288,810	58,060,891
	WesBanco, Inc.	34,796	1,262,747
	Western New England Bancorp, Inc.	13,698	110,954
	Wintrust Financial Corp.	47,328	3,648,989
	WSFS Financial Corp.	40,724	2,080,589
	Zions Bancorp NA	121,745	6,793,371

TOTAL FINANCIALS			1,710,169,120

HEALTH CARE — (17.1%)
	Abbott Laboratories	915,297	109,908,864
	AbbVie, Inc.	22,603	2,520,235
# *	Acadia Healthcare Co., Inc.	68,394	4,166,563
*	Addus HomeCare Corp.	2,044	216,255
*	Alexion Pharmaceuticals, Inc.	102,164	17,233,024
*	Allscripts Healthcare Solutions, Inc.	33,823	526,286
*	AMN Healthcare Services, Inc.	3,400	269,620
*	AngioDynamics, Inc.	2,154	52,342
*	Anika Therapeutics, Inc.	14,671	589,481
	Anthem, Inc.	504,640	191,455,370
*	Arena Pharmaceuticals, Inc.	2,796	191,890
	Becton Dickinson and Co.	409	101,763
*	Biogen, Inc.	668	178,576
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,996,284
	Bristol-Myers Squibb Co.	298,861	18,654,904
*	Brookdale Senior Living, Inc.	106,229	694,738
*	Catalent, Inc.	16,700	1,878,249
*	Centene Corp.	102,379	6,320,879
	Cigna Corp.	285,386	71,063,968
	CONMED Corp.	43,239	6,094,537
	Cooper Cos., Inc. (The)	13,956	5,734,381
*	Covetrus, Inc.	7,558	216,537
*	Cross Country Healthcare, Inc.	33,795	450,149
*	CryoLife, Inc.	17,502	510,708
*	Cumberland Pharmaceuticals, Inc.	23,319	62,262
	CVS Health Corp.	1,510,745	115,420,918
	Danaher Corp.	375,873	95,449,190
*	DaVita, Inc.	73,290	8,540,484
	Dentsply Sirona, Inc.	67,083	4,528,773
*	Elanco Animal Health, Inc.	300	9,513
*	Emergent BioSolutions, Inc.	30,178	1,840,254

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
# *	Envista Holdings Corp.	163,737	$7,086,537
# *	Enzo Biochem, Inc.	6,287	19,301
*	Exelixis, Inc.	31,444	774,151
*	FONAR Corp.	1,460	25,039
*	Globus Medical, Inc., Class A	13,207	947,866
*	Harvard Bioscience, Inc.	16,180	112,127
*	Horizon Therapeutics P.L.C.	45,000	4,257,900
	Humana, Inc.	198,071	88,189,132
*	Integer Holdings Corp.	41,672	3,912,167
# *	IntriCon Corp.	8,135	188,163
*	Jazz Pharmaceuticals P.L.C.	44,811	7,366,928
*	Kewaunee Scientific Corp.	1,631	19,539
*	Laboratory Corp. of America Holdings	9,871	2,624,403
*	LHC Group, Inc.	30,318	6,314,330
	Luminex Corp.	19,129	701,843
*	Magellan Health, Inc.	200	18,840
* »	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	135,744
	Medtronic P.L.C.	814,175	106,591,791
*	Meridian Bioscience, Inc.	37,500	734,250
*	Merit Medical Systems, Inc.	27,130	1,725,468
*	ModivCare, Inc.	9,300	1,302,744
*	Molina Healthcare, Inc.	18,941	4,831,849
*	Myriad Genetics, Inc.	1,987	60,047
	National HealthCare Corp.	6,880	483,733
*	Natus Medical, Inc.	16,198	413,859
*	NuVasive, Inc.	4,355	311,165
*	Omnicell, Inc.	35,405	5,134,433
*	OraSure Technologies, Inc.	69,400	635,010
	Patterson Cos., Inc.	12,992	417,563
	PerkinElmer, Inc.	76,500	9,916,695
	Perrigo Co. P.L.C.	36,061	1,501,219
	Pfizer, Inc.	3,696,959	142,887,465
	Premier, Inc., Class A	13,070	462,025
*	Prestige Consumer Healthcare, Inc.	111,489	4,856,461
	Quest Diagnostics, Inc.	20,299	2,677,032
*	Select Medical Holdings Corp.	124,004	4,677,431
# *	Star Equity Holdings, Inc.	2,671	7,692
	STERIS P.L.C.	200	42,204
*	Supernus Pharmaceuticals, Inc.	523	15,925
*	Surgalign Holdings, Inc.	48,158	87,166
*	Surmodics, Inc.	5,593	299,170
*	Syneos Health, Inc.	37,367	3,170,590
*	Taro Pharmaceutical Industries, Ltd.	3,478	257,442
	Teleflex, Inc.	19,840	8,382,003
	Thermo Fisher Scientific, Inc.	435,609	204,836,420
*	Triple-S Management Corp., Class B	21,741	515,479
*	United Therapeutics Corp.	16,900	3,406,364
	UnitedHealth Group, Inc.	91,816	36,616,221
	Universal Health Services, Inc., Class B	38,927	5,777,156
*	Vanda Pharmaceuticals, Inc.	700	11,620
# *	Varex Imaging Corp.	5,400	128,196
*	Viatris, Inc.	573,585	7,628,681
	Zimmer Biomet Holdings, Inc.	34,405	6,095,190

TOTAL HEALTH CARE			1,358,468,766

INDUSTRIALS — (14.6%)
	AAR Corp.	35,596	1,432,383
	ABM Industries, Inc.	76,400	3,927,724

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	1,030	$46,041
	Acuity Brands, Inc.	32,822	6,089,137
*	AECOM	22,080	1,466,774
*	Aegion Corp.	38,330	1,153,733
*	AeroVironment, Inc.	35,065	3,870,124
	AGCO Corp.	73,273	10,691,996
	Air Lease Corp.	74,037	3,458,268
*	Air Transport Services Group, Inc.	21,308	560,827
	Alamo Group, Inc.	22,751	3,577,595
*	Alaska Air Group, Inc.	114,992	7,950,547
	Albany International Corp., Class A	20,551	1,833,971
*	Allegiant Travel Co.	5,054	1,191,379
	Allied Motion Technologies, Inc.	1,458	75,889
	Altra Industrial Motion Corp.	15,484	913,711
	AMERCO	29,431	17,559,418
*	Ameresco, Inc., Class A	981	51,787
*	American Woodmark Corp.	17,504	1,740,948
	Apogee Enterprises, Inc.	36,374	1,277,819
	Applied Industrial Technologies, Inc.	11,718	1,120,944
	ARC Document Solutions, Inc.	2,564	5,589
	ArcBest Corp.	12,135	882,943
	Arcosa, Inc.	61,271	3,694,029
	Argan, Inc.	14,321	718,198
*	ASGN, Inc.	55,051	5,790,264
	Astec Industries, Inc.	22,925	1,719,604
*	Atlas Air Worldwide Holdings, Inc.	29,094	1,975,774
	AZZ, Inc.	19,600	1,031,744
	Barnes Group, Inc.	52,200	2,605,824
*	Beacon Roofing Supply, Inc.	32,799	1,847,568
	Boise Cascade Co.	43,464	2,899,918
	Brady Corp., Class A	55,500	3,028,635
*	Builders FirstSource, Inc.	97,217	4,731,551
*	CACI International, Inc., Class A	27,304	6,958,697
	CAI International, Inc.	17,082	726,839
	Carlisle Cos., Inc.	42,219	8,091,271
	Carrier Global Corp.	245,098	10,681,371
*	CBIZ, Inc.	39,049	1,311,656
*	CECO Environmental Corp.	3,773	27,543
*	Chart Industries, Inc.	23,620	3,794,081
	Chicago Rivet & Machine Co.	700	18,130
*	CIRCOR International, Inc.	6,849	235,400
*	Clean Harbors, Inc.	40,519	3,604,570
*	Colfax Corp.	17,646	797,423
	Columbus McKinnon Corp.	17,542	868,504
	Comfort Systems USA, Inc.	44,560	3,669,962
*	Commercial Vehicle Group, Inc.	15,404	169,290
	CompX International, Inc.	500	9,620
# *	Copa Holdings SA, Class A	28,852	2,495,698
	CoreLogic, Inc.	96,545	7,694,636
*	Covenant Logistics Group, Inc.	7,080	152,291
	CRA International, Inc.	7,613	611,019
	Crane Co.	17,597	1,655,174
	CSW Industrials, Inc.	300	40,623
	CSX Corp.	1,008,000	101,556,000
	Cubic Corp.	31,381	2,348,554
	Cummins, Inc.	1,500	378,060
	Curtiss-Wright Corp.	46,353	5,928,549
	Deere & Co.	12,600	4,672,710
	Douglas Dynamics, Inc.	14,892	666,119

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ducommun, Inc.	12,645	$745,170
*	DXP Enterprises, Inc.	16,202	474,233
*	Dycom Industries, Inc.	8,097	759,580
	Eastern Co. (The)	10,193	288,156
	Eaton Corp. P.L.C.	265,270	37,915,041
*	Echo Global Logistics, Inc.	31,380	1,026,126
	EMCOR Group, Inc.	63,171	7,567,886
	Encore Wire Corp.	24,066	1,797,249
	Enerpac Tool Group Corp.	21,000	558,600
	EnerSys	44,939	4,115,514
	Ennis, Inc.	30,835	639,210
	ESCO Technologies, Inc.	29,848	3,246,268
	Espey Manufacturing & Electronics Corp.	1,671	25,316
	Federal Signal Corp.	71,923	2,979,770
	FedEx Corp.	144,562	41,967,794
	Flowserve Corp.	52,147	2,067,107
	Fortune Brands Home & Security, Inc.	123,726	12,988,755
	Forward Air Corp.	5,747	507,403
*	Franklin Covey Co.	3,046	93,025
	Franklin Electric Co., Inc.	21,158	1,719,511
*	FTI Consulting, Inc.	43,936	6,100,514
	GATX Corp.	65,445	6,394,631
*	Gencor Industries, Inc.	13,149	157,656
	General Electric Co.	246,845	3,238,606
*	Gibraltar Industries, Inc.	34,903	3,206,190
	Gorman-Rupp Co. (The)	22,062	761,580
*	GP Strategies Corp.	18,583	292,682
*	Great Lakes Dredge & Dock Corp.	69,820	1,096,174
	Greenbrier Cos., Inc. (The)	23,651	1,117,273
	Griffon Corp.	40,152	1,088,922
*	Hawaiian Holdings, Inc.	12,054	302,676
	Heartland Express, Inc.	13,705	254,776
	Heidrick & Struggles International, Inc.	18,634	788,218
*	Herc Holdings, Inc.	1,679	177,302
*	Heritage-Crystal Clean, Inc.	7,665	220,139
	Herman Miller, Inc.	23,686	982,969
	Hillenbrand, Inc.	15,748	773,069
*	Houston Wire & Cable Co.	9,200	48,300
*	Howmet Aerospace, Inc.	222,905	7,124,044
*	Hub Group, Inc., Class A	1,944	127,760
	Hubbell, Inc.	17,724	3,403,185
	Hurco Cos., Inc.	7,910	271,708
*	Huron Consulting Group, Inc.	16,999	956,364
	Hyster-Yale Materials Handling, Inc.	12,246	990,089
*	IAA, Inc.	1	63
	ICF International, Inc.	31,660	2,882,960
*	Ingersoll Rand, Inc.	193,247	9,548,334
	Insteel Industries, Inc.	17,578	670,249
	Interface, Inc.	9,774	125,498
	ITT, Inc.	92,819	8,753,760
*	JELD-WEN Holding, Inc.	4,547	132,636
*	JetBlue Airways Corp.	324,893	6,614,821
	Kadant, Inc.	10,486	1,866,823
	Kaman Corp.	14,056	749,888
	KAR Auction Services, Inc.	18,100	271,319
	KBR, Inc.	105,229	4,162,859
	Kennametal, Inc.	49,746	1,997,799
	Kimball International, Inc., Class B	38,632	563,255
	Knight-Swift Transportation Holdings, Inc.	84,110	3,963,263

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Knoll, Inc.	8,100	$193,590
	Korn Ferry	63,010	4,277,749
*	Kratos Defense & Security Solutions, Inc.	2,711	72,492
	L3Harris Technologies, Inc.	127,356	26,646,696
*	Lawson Products, Inc.	8,847	463,848
*	LB Foster Co., Class A	4,904	79,151
	LSI Industries, Inc.	15,841	130,213
*	Lydall, Inc.	15,605	575,044
	Macquarie Infrastructure Corp.	16,662	555,011
	ManpowerGroup, Inc.	57,319	6,929,294
	ManTech International Corp., Class A	30,048	2,564,597
	Marten Transport, Ltd.	119,454	1,997,271
*	Masonite International Corp.	19,500	2,462,655
# *	MasTec, Inc.	63,539	6,630,930
*	Matrix Service Co.	17,846	235,746
	Matson, Inc.	62,316	4,071,104
	Matthews International Corp., Class A	4,487	185,672
	McGrath RentCorp.	22,452	1,840,615
*	Mercury Systems, Inc.	2,055	154,618
*	Middleby Corp. (The)	6,600	1,196,712
	Miller Industries, Inc.	20,099	864,659
	Moog, Inc., Class A	35,839	3,101,865
*	MRC Global, Inc.	85,594	806,295
	MSC Industrial Direct Co., Inc., Class A	3,500	315,560
	Mueller Industries, Inc.	44,012	1,974,818
	Mueller Water Products, Inc., Class A	72,387	1,039,477
*	MYR Group, Inc.	19,582	1,525,438
	National Presto Industries, Inc.	5,471	562,856
	Nielsen Holdings P.L.C.	17,000	436,050
	NL Industries, Inc.	100	710
*	NN, Inc.	9,957	72,686
	Norfolk Southern Corp.	545,229	152,249,746
*	Northwest Pipe Co.	5,286	175,865
	nVent Electric P.L.C.	141,034	4,294,485
	Oshkosh Corp.	76,335	9,498,364
	Owens Corning	149,300	14,453,733
	PACCAR, Inc.	165,276	14,855,007
*	PAM Transportation Services, Inc.	6,449	373,526
	Park Aerospace Corp.	9,330	125,862
	Park-Ohio Holdings Corp.	2,542	92,300
	Pentair P.L.C.	75,472	4,868,699
*	Perma-Pipe International Holdings, Inc.	8,900	57,672
*	PGT Innovations, Inc.	49,980	1,315,973
	Powell Industries, Inc.	5,719	201,538
	Preformed Line Products Co.	400	26,480
	Primoris Services Corp.	34,000	1,110,440
*	Quad/Graphics, Inc.	6,491	23,368
	Quanex Building Products Corp.	30,731	838,649
	Quanta Services, Inc.	168,307	16,265,188
*	Radiant Logistics, Inc.	42,044	280,854
	Raytheon Technologies Corp.	360,043	29,969,979
*	RCM Technologies, Inc.	15,245	54,730
	Regal Beloit Corp.	22,880	3,304,558
	Republic Services, Inc.	429,755	45,682,956
*	Resideo Technologies, Inc.	10,125	303,851
	Resources Connection, Inc.	31,255	441,008
	Rexnord Corp.	66,378	3,314,254
	Rush Enterprises, Inc., Class A	50,254	2,480,537
	Rush Enterprises, Inc., Class B	27,783	1,216,618

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	89,844	$7,173,145
*	Saia, Inc.	29,325	6,876,712
	Schneider National, Inc., Class B	9,398	227,714
	Science Applications International Corp.	30,919	2,764,777
*	Sensata Technologies Holding P.L.C.	88,061	5,084,642
	Shyft Group, Inc. (The)	33,020	1,169,568
*	SIFCO Industries, Inc.	4,527	63,650
	Simpson Manufacturing Co., Inc.	37,725	4,251,607
	SkyWest, Inc.	57,460	2,853,464
	Snap-on, Inc.	38,115	9,056,124
#	Southwest Airlines Co.	531,263	33,352,691
	SPX FLOW, Inc.	15,945	1,061,778
	Standex International Corp.	22,341	2,118,374
	Stanley Black & Decker, Inc.	129,900	26,859,423
	Steelcase, Inc., Class A	100,669	1,389,232
*	Stericycle, Inc.	33,600	2,563,008
*	Sterling Construction Co., Inc.	29,900	623,415
	Terex Corp.	42,936	2,017,563
	Tetra Tech, Inc.	57,122	7,290,481
*	Textainer Group Holdings, Ltd.	10,800	276,696
	Textron, Inc.	77,944	5,007,123
*	Thermon Group Holdings, Inc.	5,700	108,870
	Timken Co. (The)	40,125	3,365,284
	Titan International, Inc.	18,000	194,220
*	Titan Machinery, Inc.	17,783	464,314
	Trane Technologies P.L.C.	213,109	37,044,737
*	Transcat, Inc.	7,700	385,000
*	TriMas Corp.	10,200	324,768
	Trinity Industries, Inc.	120,734	3,337,088
	Triton International, Ltd.	28,853	1,447,555
*	Twin Disc, Inc.	6,900	72,795
	UFP Industries, Inc.	95,400	8,017,416
*	Ultralife Corp.	3,309	26,141
	UniFirst Corp.	18,705	4,193,474
	Union Pacific Corp.	285,676	63,445,783
*	United Airlines Holdings, Inc.	138,905	7,556,432
*	United Rentals, Inc.	51,618	16,515,179
*	Univar Solutions, Inc.	77,916	1,819,339
*	USA Truck, Inc.	7,482	114,998
	Valmont Industries, Inc.	10,420	2,572,177
*	Vectrus, Inc.	11,269	589,932
*	Veritiv Corp.	9,937	416,162
	Viad Corp.	11,507	479,382
*	Virco Mfg. Corp.	12,601	40,197
	VSE Corp.	6,244	269,429
	Wabash National Corp.	23,800	419,118
	Watts Water Technologies, Inc., Class A	29,209	3,637,981
	Werner Enterprises, Inc.	51,539	2,382,648
*	WESCO International, Inc.	55,106	5,054,322
# *	Willdan Group, Inc.	7,100	271,007
*	Willis Lease Finance Corp.	6,713	287,451
*	WillScot Mobile Mini Holdings Corp.	130,978	3,833,726
	Woodward, Inc.	14,712	1,839,147
# *	XPO Logistics, Inc.	103,005	14,330,056

TOTAL INDUSTRIALS			1,160,523,491

INFORMATION TECHNOLOGY — (8.9%)
*	ACI Worldwide, Inc.	2,971	112,244
	Advanced Energy Industries, Inc.	3,570	393,807

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Agilysys, Inc.	3,000	$151,230
*	Alithya Group, Inc., Class A	11,334	25,388
	Alliance Data Systems Corp.	4,964	585,007
*	Alpha & Omega Semiconductor, Ltd.	20,661	642,557
	Amdocs, Ltd.	99,072	7,602,785
	Amkor Technology, Inc.	1,400	28,308
	Analog Devices, Inc.	24,652	3,775,700
*	Arrow Electronics, Inc.	171,470	19,559,583
	AstroNova, Inc.	6,285	92,138
	Avnet, Inc.	27,420	1,204,286
*	Aware, Inc.	14,326	50,141
*	Axcelis Technologies, Inc.	31,733	1,317,872
*	AXT, Inc.	24,921	245,721
	Bel Fuse, Inc., Class A	3,574	67,584
	Bel Fuse, Inc., Class B	7,655	152,564
	Belden, Inc.	2,684	116,164
	Benchmark Electronics, Inc.	62,063	1,863,131
*	Bm Technologies, Inc.	352	3,453
	Brooks Automation, Inc.	52,147	5,284,056
*	CalAmp Corp.	6,602	90,778
*	Calix, Inc.	5,463	231,030
*	Cardtronics P.L.C., Class A	13,293	516,300
# *	Cerence, Inc.	24,487	2,360,792
*	Ciena Corp.	133,800	6,752,886
*	Cirrus Logic, Inc.	66,501	4,948,339
	CMC Materials, Inc.	13,809	2,532,985
*	Cognyte Software Ltd.	44,826	1,171,303
*	Coherent, Inc.	14,758	3,836,932
*	Cohu, Inc.	20,008	800,520
	Comtech Telecommunications Corp.	15,569	373,345
*	Concentrix Corp.	55,899	8,685,587
*	Conduent, Inc.	481	3,271
	Corning, Inc.	785,955	34,747,071
# *	Cree, Inc.	13,400	1,332,228
*	CSP, Inc.	2,414	21,678
	CTS Corp.	66,936	2,176,759
*	CyberOptics Corp.	3,281	108,240
	Daktronics, Inc.	40,433	249,472
*	Digi International, Inc.	25,438	454,577
*	Diodes, Inc.	48,570	3,730,662
*	DSP Group, Inc.	46,713	648,844
	DXC Technology Co.	228,936	7,534,284
*	EchoStar Corp., Class A	23,551	575,822
*	EMCORE Corp.	744	4,635
*	ePlus, Inc.	17,490	1,755,296
*	Fabrinet	41,355	3,540,815
	Fidelity National Information Services, Inc.	198,899	30,411,657
*	First Solar, Inc.	30,266	2,316,257
*	Fiserv, Inc.	4,115	494,294
*	Flex, Ltd.	467,295	8,130,933
	FLIR Systems, Inc.	27,487	1,648,395
*	FormFactor, Inc.	83,395	3,264,914
*	Frequency Electronics, Inc.	7,390	79,369
	Global Payments, Inc.	76,846	16,493,457
*	GSI Technology, Inc.	2,491	14,697
	Hackett Group, Inc. (The)	18,000	299,340
# *	Harmonic, Inc.	82,383	644,235
	Hewlett Packard Enterprise Co.	894,616	14,331,748
*	Ichor Holdings, Ltd.	14,000	780,780

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	II-VI, Inc.	548	$36,793
*	Insight Enterprises, Inc.	42,100	4,225,577
	Intel Corp.	4,073,898	234,371,352
	InterDigital, Inc.	21,111	1,465,526
*	Itron, Inc.	25,301	2,275,572
	Jabil, Inc.	156,633	8,210,702
	Juniper Networks, Inc.	195,414	4,961,561
*	Key Tronic Corp.	17,623	122,656
*	Kimball Electronics, Inc.	23,443	539,423
*	Knowles Corp.	99,915	2,088,224
	Kulicke & Soffa Industries, Inc.	74,988	4,263,068
*	KVH Industries, Inc.	9,596	128,490
*	Lattice Semiconductor Corp.	121	6,088
# *	Limelight Networks, Inc.	52,504	164,338
	Littelfuse, Inc.	6,880	1,824,851
*	LiveRamp Holdings, Inc.	7,769	380,526
# *	Lumentum Holdings, Inc.	51,495	4,379,650
	Marvell Technology, Inc.	166,418	7,523,758
	Methode Electronics, Inc.	72,016	3,235,679
*	Micron Technology, Inc.	878,203	75,586,932
	MKS Instruments, Inc.	62,405	11,177,360
*	NETGEAR, Inc.	26,028	968,502
*	ON Semiconductor Corp.	379,816	14,812,824
*	Onto Innovation, Inc.	41,970	2,875,784
*	Optical Cable Corp.	10,474	34,250
*	OSI Systems, Inc.	19,200	1,854,144
# *	PAR Technology Corp.	1,957	160,748
	PC Connection, Inc.	35,467	1,608,428
*	Perficient, Inc.	28,300	1,856,763
	Perspecta, Inc.	114,468	3,350,478
*	Photronics, Inc.	79,712	1,012,342
*	Plexus Corp.	35,152	3,249,451
*	Qorvo, Inc.	95,832	18,032,707
*	Rambus, Inc.	9,315	176,799
	Richardson Electronics, Ltd.	15,464	117,681
*	Rogers Corp.	10,243	2,005,989
*	Sanmina Corp.	39,846	1,627,311
*	ScanSource, Inc.	21,541	651,184
	SS&C Technologies Holdings, Inc.	51,586	3,828,713
*	Sykes Enterprises, Inc.	21,292	933,228
# *	Synaptics, Inc.	38,700	5,412,969
	SYNNEX Corp.	55,899	6,774,959
	TE Connectivity, Ltd.	197,255	26,524,880
*	TESSCO Technologies, Inc.	8,689	62,821
*	TTM Technologies, Inc.	72,684	1,090,260
*	Ultra Clean Holdings, Inc.	39,982	2,041,881
# *	Verint Systems, Inc.	44,826	2,177,199
*	ViaSat, Inc.	22,743	1,177,860
*	Viavi Solutions, Inc.	16,203	265,081
	Vishay Intertechnology, Inc.	151,731	3,728,031
*	Vishay Precision Group, Inc.	16,480	525,382
	Western Digital Corp.	215,907	15,249,511
	Xerox Holdings Corp.	128,558	3,103,390
	Xperi Holding Corp.	63,080	1,296,294

TOTAL INFORMATION TECHNOLOGY			706,924,216

MATERIALS — (3.6%)
*	AdvanSix, Inc.	19,500	567,060
	Albemarle Corp.	92,334	15,527,809

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Alcoa Corp.	43,626	$1,598,457
	Amcor P.L.C.	213,649	2,510,376
*	Arconic Corp.	64,458	1,843,499
	Ashland Global Holdings, Inc.	112,560	9,703,798
	Avient Corp.	1,985	100,778
*	Berry Global Group, Inc.	8,100	515,322
	Cabot Corp.	46,280	2,539,846
	Carpenter Technology Corp.	46,452	1,759,137
*	Century Aluminum Co.	2,522	39,495
	Chemours Co. (The)	7,630	230,426
*	Clearwater Paper Corp.	895	29,947
	Commercial Metals Co.	88,897	2,597,570
	Compass Minerals International, Inc.	3,757	255,175
*	Core Molding Technologies, Inc.	11,847	130,436
	Corteva, Inc.	3,686	179,729
	Domtar Corp.	46,407	1,829,364
	Dow, Inc.	163,118	10,194,875
	DuPont de Nemours, Inc.	1,750	134,943
	Eastman Chemical Co.	62,099	7,165,604
	Element Solutions, Inc.	90,367	1,977,230
	Fortitude Gold Corp.	15,228	76,901
	Friedman Industries, Inc.	3,048	24,872
	FutureFuel Corp.	6,104	77,521
	Glatfelter Corp.	43,300	637,376
	Gold Resource Corp.	53,300	143,377
	Graphic Packaging Holding Co.	204,980	3,802,379
	Greif, Inc., Class A	21,053	1,273,917
	Greif, Inc., Class B	400	23,924
	Hawkins, Inc.	21,618	720,960
	Haynes International, Inc.	10,047	293,774
	HB Fuller Co.	57,208	3,822,639
	Hecla Mining Co.	73,348	433,487
	Huntsman Corp.	188,589	5,406,847
	Innospec, Inc.	24,133	2,350,796
	International Flavors & Fragrances, Inc.	14,118	2,007,156
	International Paper Co.	237,550	13,777,900
	Kaiser Aluminum Corp.	27,181	3,274,495
*	Kraton Corp.	18,082	646,612
	Kronos Worldwide, Inc.	2,217	37,689
	Linde P.L.C.	47,639	13,617,132
	Louisiana-Pacific Corp.	173,457	11,427,347
*	LSB Industries, Inc.	1,758	10,530
	LyondellBasell Industries NV, Class A	23,284	2,415,482
	Martin Marietta Materials, Inc.	23,633	8,345,285
	Materion Corp.	19,190	1,358,844
	Mercer International, Inc.	21,725	358,245
	Minerals Technologies, Inc.	34,280	2,678,639
	Myers Industries, Inc.	22,700	512,112
	Neenah, Inc.	7,684	408,558
	Newmont Corp.	502,635	31,369,450
	Northern Technologies International Corp.	6,070	94,389
	Nucor Corp.	164,456	13,528,151
	Olin Corp.	107,501	4,625,768
	Olympic Steel, Inc.	9,986	290,093
	Packaging Corp. of America	15,471	2,284,293
	PQ Group Holdings, Inc.	2,829	39,606
*	Rayonier Advanced Materials, Inc.	3,100	28,179
	Reliance Steel & Aluminum Co.	93,801	15,037,238
*	Resolute Forest Products, Inc.	46,500	628,680

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Royal Gold, Inc.	28,500	$3,188,010
*	Ryerson Holding Corp.	10,600	168,328
	Schnitzer Steel Industries, Inc., Class A	400	18,884
	Schweitzer-Mauduit International, Inc.	31,500	1,438,605
	Sensient Technologies Corp.	38,101	3,133,426
	Silgan Holdings, Inc.	5,100	215,067
	Sonoco Products Co.	80,873	5,293,947
	Steel Dynamics, Inc.	215,469	11,682,729
	Stepan Co.	22,152	2,894,380
*	Summit Materials, Inc., Class A	95,498	2,749,387
*	Synalloy Corp.	949	8,645
*	TimkenSteel Corp.	20,188	242,660
*	Trecora Resources.	10,776	81,790
	Tredegar Corp.	26,545	388,088
	Trinseo SA	29,519	1,827,521
	Tronox Holdings P.L.C., Class A	64,513	1,367,676
*	UFP Technologies, Inc.	339	16,970
	United States Lime & Minerals, Inc.	2,500	345,450
*	Universal Stainless & Alloy Products, Inc.	6,269	57,299
*	US Concrete, Inc.	4,591	291,115
	Valvoline, Inc.	204,538	6,422,493
	Verso Corp., Class A	2,361	36,454
	Vulcan Materials Co.	58,246	10,381,767
	Westlake Chemical Corp.	158,152	14,848,891
	WestRock Co.	162,029	9,033,117
	Worthington Industries, Inc.	47,320	3,088,103

TOTAL MATERIALS			288,542,321

REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	89,249	7,604,015
	Indus Realty Trust, Inc.	1,526	95,375
*	Jones Lang LaSalle, Inc.	40,739	7,655,266
	Kennedy-Wilson Holdings, Inc.	96,704	1,987,267
	Newmark Group, Inc., Class A	28,647	307,955
*	Rafael Holdings, Inc., Class B	550	22,737
	RE/MAX Holdings, Inc., Class A	3,800	139,574
	St Joe Co. (The)	40,700	1,863,653
*	Stratus Properties, Inc.	3,069	107,875

TOTAL REAL ESTATE			19,783,717

UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	4,512,650
	New Jersey Resources Corp.	46,254	1,940,355
	NRG Energy, Inc.	55,469	1,986,899
	Ormat Technologies, Inc.	21,734	1,573,542

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	26,700	$450,429

TOTAL UTILITIES		10,463,875

TOTAL COMMON STOCKS		7,916,313,019

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note	11,314	359,106

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
* » Parker Drilling Co. Warrants 09/16/24	710	0

TOTAL INVESTMENT SECURITIES (Cost $3,194,575,179)		7,916,672,125

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.026%	15,708,256	15,708,256

SECURITIES LENDING COLLATERAL — (0.3%)
@ § The DFA Short Term Investment Fund	2,163,601	25,032,863

TOTAL INVESTMENTS — (100.0%) (Cost $3,235,312,754)		$7,957,413,244

P.L.C.	Public Limited Company
SA	Special Assessment
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
(r)

The adjustable rate shown is effective as of April 30, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,099,771,879	—	—	$1,099,771,879
Consumer Discretionary	586,883,182	$5,108	—	586,888,290
Consumer Staples	509,573,367	—	—	509,573,367
Energy	465,203,977	—	—	465,203,977
Financials	1,710,164,938	4,182	—	1,710,169,120
Health Care	1,358,468,766	—	—	1,358,468,766
Industrials	1,160,523,491	—	—	1,160,523,491
Information Technology	706,924,216	—	—	706,924,216
Materials	288,542,321	—	—	288,542,321
Real Estate	19,783,717	—	—	19,783,717
Utilities	10,463,875	—	—	10,463,875

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Industrials	$359,106	—	—	$359,106
Temporary Cash Investments	15,708,256	—	—	15,708,256
Securities Lending Collateral	—	$25,032,863	—	25,032,863

TOTAL	$7,932,371,091	$25,042,153	—	$7,957,413,244

See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and Chief Investment Officer

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 8, 2021

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Investment Group Inc.

Date: July 6, 2021